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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22127

Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – Balanced Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 61.7%
CONSUMER DISCRETIONARY 8.6%
Auto Components 1.1%
Delphi Automotive PLC	110,355	$7,870,518
Tyco International PLC	77,496	3,605,889
Total		11,476,407
Hotels, Restaurants & Leisure 1.6%
Aramark	100,024	3,803,913
Marriott International, Inc., Class A	23,726	1,597,471
McDonald’s Corp.	82,375	9,502,780
Royal Caribbean Cruises Ltd.	22,400	1,678,880
Total		16,583,044
Household Durables 0.5%
Newell Brands, Inc.	92,080	4,848,933
Internet & Direct Marketing Retail 0.6%
Expedia, Inc.	49,590	5,788,145
Media 1.9%
Comcast Corp., Class A	265,932	17,641,929
Walt Disney Co. (The)	28,545	2,650,689
Total		20,292,618
Specialty Retail 1.7%
Advance Auto Parts, Inc.	16,385	2,443,331
Lowe’s Companies, Inc.	167,614	12,103,407
Michaels Companies, Inc. (The) (a)	130,829	3,162,137
Total		17,708,875
Textiles, Apparel & Luxury Goods 1.2%
Coach, Inc.	168,020	6,142,811
PVH Corp.	59,076	6,527,898
Total		12,670,709
TOTAL CONSUMER DISCRETIONARY		89,368,731
CONSUMER STAPLES 4.6%
Beverages 1.7%
Diageo PLC, ADR	35,414	4,109,441
PepsiCo, Inc.	125,895	13,693,599
Total		17,803,040
Food & Staples Retailing 2.1%
CVS Health Corp.	108,545	9,659,419
Kroger Co. (The)	161,610	4,796,585

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.	97,530	$7,862,869
Total		22,318,873
Tobacco 0.8%
Philip Morris International, Inc.	83,205	8,089,190
TOTAL CONSUMER STAPLES		48,211,103
ENERGY 4.9%
Energy Equipment & Services 0.6%
Schlumberger Ltd.	82,305	6,472,465
Oil, Gas & Consumable Fuels 4.3%
Canadian Natural Resources Ltd.	274,025	8,779,761
Chevron Corp.	91,256	9,392,068
ConocoPhillips	159,344	6,926,684
EQT Corp.	42,220	3,066,016
Exxon Mobil Corp.	134,105	11,704,684
Noble Energy, Inc.	132,969	4,752,312
Total		44,621,525
TOTAL ENERGY		51,093,990
FINANCIALS 10.6%
Banks 4.5%
Citigroup, Inc.	394,118	18,614,193
JPMorgan Chase & Co.	253,175	16,858,923
Wells Fargo & Co.	268,826	11,903,616
Total		47,376,732
Capital Markets 3.6%
Bank of New York Mellon Corp. (The)	237,081	9,454,790
BlackRock, Inc.	13,003	4,713,068
Invesco Ltd.	47,905	1,497,989
Morgan Stanley	446,155	14,303,729
S&P Global, Inc.	59,190	7,491,087
Total		37,460,663
Diversified Financial Services 2.0%
Berkshire Hathaway, Inc., Class B (a)	140,152	20,247,759
Insurance 0.5%
Aon PLC	49,146	5,528,433

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
TOTAL FINANCIALS		110,613,587
HEALTH CARE 10.2%
Biotechnology 1.5%
Biogen, Inc. (a)	25,570	$8,004,177
Celgene Corp. (a)	55,735	5,825,979
Vertex Pharmaceuticals, Inc. (a)	25,694	2,240,774
Total		16,070,930
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	166,695	7,049,531
Cooper Companies, Inc. (The)	40,109	7,189,939
Medtronic PLC	160,756	13,889,319
Zimmer Biomet Holdings, Inc.	69,985	9,099,450
Total		37,228,239
Health Care Providers & Services 1.8%
Anthem, Inc.	68,385	8,569,325
Cardinal Health, Inc.	74,699	5,804,112
CIGNA Corp.	29,190	3,804,041
Total		18,177,478
Pharmaceuticals 3.3%
Allergan PLC (a)	6,920	1,593,745
Johnson & Johnson	134,736	15,916,364
Pfizer, Inc.	509,180	17,245,927
Total		34,756,036
TOTAL HEALTH CARE		106,232,683
INDUSTRIALS 4.9%
Air Freight & Logistics 1.3%
FedEx Corp.	80,570	14,073,968
Electrical Equipment 0.4%
Eaton Corp. PLC	69,099	4,540,495
Industrial Conglomerates 1.7%
General Electric Co.	170,623	5,053,853
Honeywell International, Inc.	108,011	12,593,003
Total		17,646,856
Professional Services 1.5%
Dun & Bradstreet Corp. (The)	24,140	3,298,007

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services (continued)
Nielsen Holdings PLC	227,265	$12,174,586
Total		15,472,593
TOTAL INDUSTRIALS		51,733,912
INFORMATION TECHNOLOGY 13.5%
Communications Equipment 0.3%
Palo Alto Networks, Inc. (a)	23,040	3,670,963
Internet Software & Services 4.7%
Akamai Technologies, Inc. (a)	48,545	2,572,400
Alphabet, Inc., Class A (a)	10,974	8,823,754
Alphabet, Inc., Class C (a)	25,608	19,904,842
Facebook, Inc., Class A (a)	135,580	17,390,847
Total		48,691,843
IT Services 1.4%
Fidelity National Information Services, Inc.	67,030	5,163,321
MasterCard, Inc., Class A	90,401	9,200,109
Total		14,363,430
Semiconductors & Semiconductor Equipment 1.3%
Broadcom Ltd.	47,239	8,149,672
QUALCOMM, Inc.	75,535	5,174,148
Total		13,323,820
Software 3.5%
Activision Blizzard, Inc.	230,480	10,210,264
Electronic Arts, Inc. (a)	78,763	6,726,360
Intuit, Inc.	14,875	1,636,399
Microsoft Corp.	317,048	18,261,965
Total		36,834,988
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.	215,982	24,416,765
TOTAL INFORMATION TECHNOLOGY		141,301,809
MATERIALS 0.4%
Chemicals 0.4%
Monsanto Co.	37,005	3,781,911
TOTAL MATERIALS		3,781,911

Issuer	Shares	Value

Common Stocks (continued)
REAL ESTATE 1.1%
Equity Real Estate Investment Trusts (REITs) 0.9%
American Tower Corp.	78,735	$8,923,037
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A (a)	92,157	2,578,553
TOTAL REAL ESTATE		11,501,590
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.9%
Verizon Communications, Inc.	386,500	20,090,270
TOTAL TELECOMMUNICATION SERVICES		20,090,270
UTILITIES 1.0%
Electric Utilities 0.5%
Edison International	73,802	5,332,195
Multi-Utilities 0.5%
DTE Energy Co.	50,429	4,723,684
TOTAL UTILITIES		10,055,879
Total Common Stocks (Cost: $561,247,755)		$643,985,465

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 12.1%
Aerospace & Defense 0.3%
BAE Systems Holdings, Inc. (b)
10/07/24	3.800%	750,000	$792,015
Huntington Ingalls Industries, Inc. (b)
11/15/25	5.000%	7,000	7,403
L-3 Communications Corp.
02/15/21	4.950%	800,000	882,908
Lockheed Martin Corp.
09/15/21	3.350%	1,000,000	1,071,373
TransDigm, Inc.
10/15/20	5.500%	3,000	3,090
07/15/21	7.500%	20,000	21,200
07/15/24	6.500%	45,000	47,362
05/15/25	6.500%	25,000	26,031
TransDigm, Inc. (b)
06/15/26	6.375%	35,000	36,138
Total			2,887,520

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive 0.2%
American Axle & Manufacturing, Inc.
03/15/21	6.250%	$30,000	$31,350
Ford Motor Credit Co. LLC
08/04/25	4.134%	1,200,000	1,266,036
Gates Global LLC/Co. (b)
07/15/22	6.000%	34,000	32,300
IHO Verwaltungs GmbH (b)
09/15/26	4.750%	31,000	31,155
Schaeffler Finance BV (b)
05/15/21	4.250%	65,000	66,625
05/15/23	4.750%	32,000	33,000
ZF North America Capital, Inc. (b)
04/29/25	4.750%	60,000	63,000
Total			1,523,466
Banking 2.2%
Ally Financial, Inc.
01/27/19	3.500%	16,000	16,140
02/13/22	4.125%	50,000	50,562
05/19/22	4.625%	23,000	23,690
09/30/24	5.125%	63,000	66,780
03/30/25	4.625%	129,000	132,225
Subordinated
11/20/25	5.750%	38,000	39,757
BB&T Corp. (c)
05/01/19	1.287%	1,000,000	1,002,109
Bank of America Corp.
01/05/21	5.875%	1,850,000	2,121,683
Bank of New York Mellon Corp. (The)
04/15/21	2.500%	775,000	796,477
Barclays Bank PLC
05/15/24	3.750%	1,000,000	1,046,874
Capital One Financial Corp.
06/15/23	3.500%	1,090,000	1,136,323
Citigroup, Inc.
01/14/22	4.500%	1,150,000	1,268,672
Credit Suisse AG
09/09/24	3.625%	750,000	782,743
Discover Financial Services
11/21/22	3.850%	900,000	933,642
Fifth Third Bancorp
03/15/22	3.500%	575,000	608,740
Goldman Sachs Group, Inc. (The)
07/08/24	3.850%	1,850,000	1,963,786
HSBC Holdings PLC
05/25/26	3.900%	665,000	688,957
Huntington National Bank (The)
06/30/18	2.000%	955,000	962,530

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
ING Bank NV (b)(c)
03/22/19	1.996%	$900,000	$912,324
JPMorgan Chase & Co.
08/15/21	4.350%	1,650,000	1,811,768
Morgan Stanley
07/27/26	3.125%	1,650,000	1,659,865
PNC Bank NA Subordinated
01/30/23	2.950%	950,000	978,032
Regions Financial Corp.
02/08/21	3.200%	995,000	1,034,361
State Street Corp.
11/20/23	3.700%	700,000	766,697
Toronto-Dominion Bank (The)
01/22/19	1.950%	750,000	758,665
U.S. Bancorp Subordinated
04/27/26	3.100%	775,000	800,569
Wells Fargo & Co. Subordinated
02/13/23	3.450%	950,000	979,629
Total			23,343,600
Brokerage/Asset Managers/Exchanges —%
E*TRADE Financial Corp.
11/15/22	5.375%	61,000	65,023
09/15/23	4.625%	56,000	58,202
NPF Corp. (b)
07/15/21	9.000%	26,000	26,712
Total			149,937
Building Materials —%
Allegion PLC
09/15/23	5.875%	18,000	19,395
Allegion US Holding Co., Inc.
10/01/21	5.750%	27,000	28,181
American Builders & Contractors Supply Co., Inc. (b)
04/15/21	5.625%	61,000	63,287
12/15/23	5.750%	12,000	12,555
Beacon Roofing Supply, Inc.
10/01/23	6.375%	74,000	79,920
Eagle Materials, Inc.
08/01/26	4.500%	9,000	9,121
Gibraltar Industries, Inc.
02/01/21	6.250%	13,000	13,423
HD Supply, Inc.
07/15/20	7.500%	77,000	79,972
HD Supply, Inc. (b)
12/15/21	5.250%	21,000	22,207
04/15/24	5.750%	34,000	35,700

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
Standard Industries, Inc. (b)
02/15/23	5.500%	$30,000	$31,350
US Concrete, Inc.
06/01/24	6.375%	17,000	17,638
Total			412,749
Cable and Satellite 0.2%
Altice US Finance I Corp. (b)
07/15/23	5.375%	55,000	56,856
05/15/26	5.500%	68,000	69,870
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	20,000	20,900
CCO Holdings LLC/Capital Corp. (b)
05/01/23	5.125%	2,000	2,088
04/01/24	5.875%	41,000	43,743
05/01/25	5.375%	142,000	148,922
02/15/26	5.750%	33,000	34,980
05/01/26	5.500%	3,000	3,128
05/01/27	5.875%	22,000	23,430
CSC Holdings LLC
02/15/18	7.875%	38,000	40,660
11/15/21	6.750%	3,000	3,173
06/01/24	5.250%	34,000	32,300
CSC Holdings LLC (b)
10/15/25	6.625%	52,000	56,420
10/15/25	10.875%	101,000	118,422
Cequel Communications Holdings I LLC/Capital Corp. (b)
09/15/20	6.375%	30,000	30,900
12/15/21	5.125%	9,000	8,978
12/15/21	5.125%	35,000	35,000
07/15/25	7.750%	42,000	45,360
DISH DBS Corp.
03/15/23	5.000%	31,000	30,148
11/15/24	5.875%	117,000	115,537
DISH DBS Corp. (b)
07/01/26	7.750%	39,000	41,438
Hughes Satellite Systems Corp. (b)
08/01/26	5.250%	37,000	36,538
NBCUniversal Media LLC
04/01/41	5.950%	675,000	906,815
Quebecor Media, Inc.
01/15/23	5.750%	38,000	39,520
Sirius XM Radio, Inc. (b)
04/15/25	5.375%	40,000	41,300
UPCB Finance IV Ltd. (b)
01/15/25	5.375%	45,000	45,209
Unitymedia GmbH (b)
01/15/25	6.125%	33,000	34,609
Unitymedia Hessen GmbH & Co. KG NRW (b)
01/15/25	5.000%	103,000	104,287
Videotron Ltd.
07/15/22	5.000%	55,000	57,406
Videotron Ltd. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
06/15/24	5.375%	$6,000	$6,240
Virgin Media Finance PLC (b)
10/15/24	6.000%	31,000	32,085
01/15/25	5.750%	105,000	106,312
Virgin Media Secured Finance PLC (b)
01/15/26	5.250%	26,000	26,390
Ziggo Secured Finance BV (b)
01/15/27	5.500%	86,000	85,892
Total			2,484,856
Chemicals 0.4%
Angus Chemical Co. (b)
02/15/23	8.750%	31,000	31,620
Axalta Coating Systems LLC (b)
08/15/24	4.875%	41,000	41,999
Celanese U.S. Holdings LLC
11/15/22	4.625%	700,000	767,284
Chemours Co. (The)
05/15/23	6.625%	42,000	40,950
05/15/25	7.000%	63,000	61,897
Dow Chemical Co. (The)
11/01/29	7.375%	475,000	648,433
Eastman Chemical Co.
01/15/20	2.700%	625,000	641,092
Eco Services Operations LLC/Finance Corp. (b)
11/01/22	8.500%	34,000	35,360
Huntsman International LLC
11/15/20	4.875%	20,000	20,850
11/15/22	5.125%	4,000	4,160
INEOS Group Holdings SA (b)
02/15/19	5.875%	27,000	27,540
08/01/24	5.625%	30,000	29,438
LYB International Finance BV
07/15/23	4.000%	1,000,000	1,083,954
PQ Corp. (b)
11/15/22	6.750%	40,000	42,500
Platform Specialty Products Corp. (b)
05/01/21	10.375%	44,000	47,410
02/01/22	6.500%	16,000	15,560
WR Grace & Co. (b)
10/01/21	5.125%	29,000	30,813
10/01/24	5.625%	12,000	13,050
Total			3,583,910
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
06/01/22	2.850%	525,000	551,217
John Deere Capital Corp.
06/10/26	2.650%	410,000	420,115
Total			971,332

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Cyclical Services —%
APX Group, Inc.
12/01/19	6.375%	$27,000	$27,506
12/01/20	8.750%	33,000	32,340
12/01/22	7.875%	55,000	57,613
APX Group, Inc. (b)
12/01/22	7.875%	8,000	8,380
IHS Markit Ltd. (b)
11/01/22	5.000%	52,000	55,021
Interval Acquisition Corp.
04/15/23	5.625%	77,000	79,502
Total			260,362
Consumer Products 0.1%
Prestige Brands, Inc. (b)
03/01/24	6.375%	62,000	65,875
Procter & Gamble Co. (The)
02/02/26	2.700%	900,000	946,091
Scotts Miracle-Gro Co. (The) (b)
10/15/23	6.000%	76,000	80,940
Serta Simmons Bedding LLC (b)
10/01/20	8.125%	54,000	56,430
Spectrum Brands, Inc.
12/15/24	6.125%	25,000	27,071
07/15/25	5.750%	75,000	81,000
Springs Industries, Inc.
06/01/21	6.250%	40,000	41,600
Tempur Sealy International, Inc.
10/15/23	5.625%	38,000	39,995
Tempur Sealy International, Inc. (b)
06/15/26	5.500%	30,000	30,900
Valvoline, Inc. (b)
07/15/24	5.500%	6,000	6,285
Total			1,376,187
Diversified Manufacturing 0.1%
Entegris, Inc. (b)
04/01/22	6.000%	39,000	40,365
Manitowoc Foodservice, Inc.
02/15/24	9.500%	8,000	9,160
SPX FLOW, Inc. (b)
08/15/24	5.625%	11,000	11,165
08/15/26	5.875%	38,000	38,427
United Technologies Corp.
06/01/22	3.100%	900,000	965,679
WESCO Distribution, Inc. (b)
06/15/24	5.375%	15,000	15,038
Zekelman Industries, Inc. (b)
06/15/23	9.875%	8,000	8,440
Total			1,088,274

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric 1.3%
AES Corp. (The)
07/01/21	7.375%	$50,000	$57,375
05/15/26	6.000%	28,000	29,610
Arizona Public Service Co.
04/01/42	4.500%	525,000	604,166
CMS Energy Corp.
03/01/24	3.875%	750,000	818,375
Calpine Corp. (b)
01/15/24	5.875%	68,000	71,825
Consolidated Edison Co. of New York, Inc.
12/01/45	4.500%	550,000	632,319
DTE Energy Co.
04/15/33	6.375%	610,000	802,628
Dominion Resources, Inc.
10/01/25	3.900%	800,000	860,714
Emera US Finance LP (b)
06/15/26	3.550%	1,000,000	1,036,400
Indiana Michigan Power Co.
03/15/37	6.050%	585,000	738,514
NRG Energy, Inc.
07/15/22	6.250%	41,000	41,615
05/01/24	6.250%	8,000	8,120
NRG Energy, Inc. (b)
05/15/26	7.250%	27,000	27,473
01/15/27	6.625%	49,000	48,020
NRG Yield Operating LLC
08/15/24	5.375%	99,000	101,723
Nevada Power Co.
08/01/18	6.500%	650,000	709,690
NextEra Energy Capital Holdings, Inc.
06/15/23	3.625%	725,000	769,306
PPL Capital Funding, Inc.
06/01/23	3.400%	1,000,000	1,056,151
Pacific Gas & Electric Co.
03/01/37	5.800%	600,000	789,240
Progress Energy, Inc.
03/01/31	7.750%	500,000	705,401
Public Service Co. of Colorado
05/15/25	2.900%	750,000	784,586
Southern California Edison Co.
09/01/40	4.500%	450,000	522,622
Southern Co. (The)
07/01/23	2.950%	800,000	826,566
TransAlta Corp.
06/03/17	1.900%	840,000	840,596
WEC Energy Group, Inc.
06/15/25	3.550%	750,000	805,156
Total			13,688,191

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies 0.2%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/01/21	5.000%	$34,000	$36,295
Aircastle Ltd.
03/15/21	5.125%	15,000	16,031
02/15/22	5.500%	15,000	16,162
04/01/23	5.000%	10,000	10,475
CIT Group, Inc.
03/15/18	5.250%	66,000	68,805
05/15/20	5.375%	30,000	32,062
CIT Group, Inc. (b)
04/01/18	6.625%	53,000	56,180
GE Capital International Funding Co. Unlimited Co.
11/15/25	3.373%	1,690,000	1,828,609
Navient Corp.
03/25/20	8.000%	5,000	5,363
10/26/20	5.000%	36,000	35,505
07/26/21	6.625%	24,000	24,180
01/25/22	7.250%	15,000	15,300
01/25/23	5.500%	17,000	15,598
10/25/24	5.875%	7,000	6,370
OneMain Financial Holdings LLC (b)
12/15/19	6.750%	13,000	13,683
12/15/21	7.250%	42,000	44,152
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	83,000	83,726
Quicken Loans, Inc. (b)
05/01/25	5.750%	32,000	31,760
Springleaf Finance Corp.
12/15/20	8.250%	18,000	19,755
10/01/21	7.750%	7,000	7,341
10/01/23	8.250%	16,000	16,780
Total			2,384,132
Food and Beverage 0.6%
Anheuser-Busch InBev Finance, Inc.
02/01/23	3.300%	1,200,000	1,266,611
ConAgra Foods, Inc.
01/25/23	3.200%	935,000	972,857
Constellation Brands, Inc.
11/15/19	3.875%	30,000	31,575
11/15/24	4.750%	90,000	97,425
12/01/25	4.750%	3,000	3,240
Diageo Investment Corp.
05/11/22	2.875%	864,000	906,615
FAGE International SA/USA Dairy Industry, Inc. (b)
08/15/26	5.625%	29,000	29,870
Kraft Heinz Foods Co.
07/15/22	3.500%	905,000	961,726
Molson Coors Brewing Co.
05/01/42	5.000%	475,000	550,140
PepsiCo, Inc.
03/05/22	2.750%	560,000	590,017

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Pinnacle Foods Finance LLC/Corp. (b)
01/15/24	5.875%	$35,000	$37,363
Post Holdings, Inc. (b)
12/15/22	6.000%	58,000	61,262
03/15/24	7.750%	35,000	39,200
08/15/26	5.000%	40,000	39,800
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	950,000	1,028,526
Treehouse Foods, Inc. (b)
02/15/24	6.000%	6,000	6,458
WhiteWave Foods Co. (The)
10/01/22	5.375%	29,000	32,951
Total			6,655,636
Gaming 0.1%
Boyd Gaming Corp.
05/15/23	6.875%	17,000	18,402
Boyd Gaming Corp. (b)
04/01/26	6.375%	16,000	17,160
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	32,000	34,480
04/15/26	5.375%	15,000	16,125
International Game Technology PLC (b)
02/15/22	6.250%	66,000	69,960
02/15/25	6.500%	14,000	15,085
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc. (b)
09/01/26	4.500%	17,000	17,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (b)
05/01/24	5.625%	17,000	18,440
MGM Resorts International
03/01/18	11.375%	37,000	41,532
10/01/20	6.750%	25,000	28,000
12/15/21	6.625%	25,000	28,125
03/15/23	6.000%	54,000	58,590
Penn National Gaming, Inc.
11/01/21	5.875%	8,000	8,260
Rivers Pittsburgh Borrower LP/Finance Corp. (b)
08/15/21	6.125%	11,000	11,358
Scientific Games International, Inc.
12/01/22	10.000%	56,000	51,660
Scientific Games International, Inc. (b)
01/01/22	7.000%	53,000	56,047
Seminole Tribe of Florida, Inc. (b)
10/01/20	6.535%	30,000	30,150
SugarHouse HSP Gaming LP/Finance Corp. (b)
06/01/21	6.375%	42,000	42,000
Tunica-Biloxi Gaming Authority (b)(d)
11/15/16	0.000%	27,000	11,003
Total			573,377

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care 0.5%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	$8,000	$7,920
02/15/23	5.625%	10,000	10,150
03/01/24	6.500%	40,000	41,900
Alere, Inc. (b)
07/01/23	6.375%	23,000	23,460
Amsurg Corp.
11/30/20	5.625%	20,000	20,550
07/15/22	5.625%	19,000	19,428
Becton Dickinson and Co.
12/15/24	3.734%	800,000	867,610
CHS/Community Health Systems, Inc.
08/01/21	5.125%	40,000	39,700
02/01/22	6.875%	44,000	37,840
Cardinal Health, Inc.
12/15/20	4.625%	625,000	691,879
Change Healthcare Holdings, Inc.
12/31/19	11.000%	21,000	22,103
Change Healthcare Holdings, Inc. (b)
02/15/21	6.000%	19,000	20,045
ConvaTec Finance International SA Junior Subordinated PIK (b)
01/15/19	8.250%	23,000	23,000
ConvaTec Healthcare E SA (b)
12/15/18	10.500%	16,000	16,280
Covidien International Finance SA
06/15/22	3.200%	775,000	822,900
DaVita, Inc.
08/15/22	5.750%	63,000	65,992
07/15/24	5.125%	27,000	27,540
Express Scripts Holding Co.
02/25/21	3.300%	120,000	126,115
02/15/22	3.900%	625,000	674,376
Fresenius Medical Care U.S. Finance II, Inc. (b)
10/15/24	4.750%	33,000	34,650
HCA, Inc.
02/15/22	7.500%	100,000	114,750
03/15/24	5.000%	56,000	59,080
02/01/25	5.375%	95,000	98,087
04/15/25	5.250%	39,000	41,584
02/15/26	5.875%	30,000	31,987
06/15/26	5.250%	15,000	15,938
02/15/27	4.500%	47,000	47,294
HealthSouth Corp.
11/01/24	5.750%	12,000	12,427
09/15/25	5.750%	6,000	6,255
Hologic, Inc. (b)
07/15/22	5.250%	37,000	39,266
MEDNAX, Inc. (b)
12/01/23	5.250%	61,000	64,126
MPH Acquisition Holdings LLC (b)
06/01/24	7.125%	43,000	46,225

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
McKesson Corp.
12/15/22	2.700%	$650,000	$661,506
Sterigenics-Nordion Holdings LLC (b)
05/15/23	6.500%	40,000	41,600
Surgical Care Affiliates, Inc. (b)
04/01/23	6.000%	12,000	12,600
Teleflex, Inc.
06/01/26	4.875%	10,000	10,350
Tenet Healthcare Corp.
06/01/20	4.750%	41,000	41,615
10/01/20	6.000%	20,000	21,150
04/01/21	4.500%	64,000	64,400
04/01/22	8.125%	44,000	44,000
06/15/23	6.750%	36,000	33,480
Total			5,101,158
Healthcare Insurance 0.1%
Aetna, Inc.
06/15/23	2.800%	750,000	765,854
Centene Corp.
05/15/22	4.750%	29,000	29,942
02/15/24	6.125%	76,000	82,460
Molina Healthcare, Inc.
11/15/22	5.375%	54,000	55,755
UnitedHealth Group, Inc.
03/15/23	2.875%	300,000	312,936
Total			1,246,947
Home Construction —%
Beazer Homes USA, Inc. (b)
03/15/22	8.750%	16,000	16,880
CalAtlantic Group, Inc.
12/15/21	6.250%	36,000	39,555
11/15/24	5.875%	9,000	9,630
D.R. Horton, Inc.
09/15/22	4.375%	32,000	34,400
Lennar Corp.
06/15/19	4.500%	40,000	41,900
Meritage Homes Corp.
03/01/18	4.500%	35,000	35,787
04/15/20	7.150%	11,000	12,238
04/01/22	7.000%	6,000	6,690
06/01/25	6.000%	32,000	34,000
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/21	5.250%	8,000	8,260
03/01/24	5.625%	46,000	47,380
Toll Brothers Finance Corp.
11/15/25	4.875%	40,000	41,000
Total			327,720

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy 0.5%
Anadarko Petroleum Corp.
09/15/36	6.450%	$550,000	$642,565
Antero Resources Corp.
12/01/22	5.125%	90,000	90,675
Callon Petroleum Co. (b)(e)
10/01/24	6.125%	11,000	11,385
Canadian Natural Resources Ltd.
04/15/24	3.800%	1,000,000	995,193
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	143,000	141,570
Concho Resources, Inc.
04/01/23	5.500%	132,000	136,125
Continental Resources, Inc.
04/15/23	4.500%	35,000	33,600
06/01/24	3.800%	45,000	41,175
CrownRock LP/Finance, Inc. (b)
02/15/23	7.750%	90,000	96,525
Denbury Resources, Inc. (b)
05/15/21	9.000%	46,000	48,185
Devon Energy Corp.
07/15/21	4.000%	500,000	521,697
Diamondback Energy, Inc.
10/01/21	7.625%	8,000	8,480
Extraction Oil & Gas Holdings LLC/Finance Corp. (b)
07/15/21	7.875%	85,000	88,400
Laredo Petroleum, Inc.
01/15/22	5.625%	66,000	64,020
05/01/22	7.375%	11,000	11,371
03/15/23	6.250%	126,000	123,480
Newfield Exploration Co.
01/30/22	5.750%	3,000	3,098
07/01/24	5.625%	51,000	52,275
Oasis Petroleum, Inc.
03/15/22	6.875%	29,000	27,768
01/15/23	6.875%	58,000	55,390
PDC Energy, Inc. (b)
09/15/24	6.125%	59,000	61,065
Parsley Energy LLC/Finance Corp. (b)
02/15/22	7.500%	85,000	90,312
06/01/24	6.250%	46,000	47,495
QEP Resources, Inc.
05/01/23	5.250%	2,000	1,970
RSP Permian, Inc.
10/01/22	6.625%	70,000	73,325
Range Resources Corp. (b)
06/01/21	5.750%	35,000	35,438
SM Energy Co.
09/15/26	6.750%	17,000	17,170
WPX Energy, Inc.
01/15/22	6.000%	139,000	138,739

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Whiting Petroleum Corp.
03/15/21	5.750%	$52,000	$48,620
Woodside Finance Ltd. (b)
03/05/25	3.650%	1,100,000	1,109,164
Total			4,816,275
Integrated Energy 0.2%
BP Capital Markets PLC
02/10/24	3.814%	875,000	944,732
Cenovus Energy, Inc.
09/15/23	3.800%	700,000	692,548
Petro-Canada
05/15/18	6.050%	565,000	603,714
Total			2,240,994
Leisure —%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	34,000	35,190
06/01/24	5.375%	5,000	5,275
LTF Merger Sub, Inc. (b)
06/15/23	8.500%	33,000	33,990
Total			74,455
Life Insurance 0.4%
American International Group, Inc.
02/15/24	4.125%	700,000	754,263
Five Corners Funding Trust (b)
11/15/23	4.419%	1,075,000	1,160,812
Metropolitan Life Global Funding I (b)
04/11/22	3.875%	735,000	798,239
Peachtree Corners Funding Trust (b)
02/15/25	3.976%	1,000,000	1,006,549
Total			3,719,863
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	25,000	27,375
Hilton Domestic Operating Co., Inc. (b)
09/01/24	4.250%	23,000	23,460
Playa Resorts Holding BV (b)
08/15/20	8.000%	73,000	74,642
Total			125,477
Media and Entertainment 0.4%
21st Century Fox America, Inc.
03/15/33	6.550%	600,000	768,619
AMC Networks, Inc.
12/15/22	4.750%	25,000	25,313
04/01/24	5.000%	24,000	24,150

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Activision Blizzard, Inc. (b)
09/15/23	6.125%	$18,000	$19,778
Lamar Media Corp.
02/01/26	5.750%	9,000	9,698
MDC Partners, Inc. (b)
05/01/24	6.500%	114,000	105,450
Match Group, Inc.
06/01/24	6.375%	42,000	45,675
Netflix, Inc.
02/15/22	5.500%	42,000	45,203
02/15/25	5.875%	67,000	72,360
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	21,000	21,945
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	47,000	49,291
RELX Capital, Inc.
10/15/22	3.125%	700,000	717,482
Scripps Networks Interactive, Inc.
11/15/24	3.900%	1,025,000	1,076,669
Sky PLC (b)
11/26/22	3.125%	775,000	797,313
Thomson Reuters Corp.
05/23/43	4.500%	500,000	509,608
Univision Communications, Inc. (b)
05/15/23	5.125%	22,000	22,275
02/15/25	5.125%	65,000	65,406
Total			4,376,235
Metals 0.1%
ArcelorMittal (c)
02/25/22	7.250%	26,000	29,477
Constellium NV (b)
05/15/24	5.750%	34,000	31,450
Freeport-McMoRan, Inc.
03/01/22	3.550%	15,000	13,650
03/15/23	3.875%	30,000	26,923
11/14/24	4.550%	77,000	69,781
Novelis Corp. (b)
08/15/24	6.250%	19,000	20,164
09/30/26	5.875%	57,000	58,354
Teck Resources Ltd.
07/15/41	6.250%	31,000	29,682
Teck Resources Ltd. (b)
06/01/24	8.500%	27,000	30,915
Vale Overseas Ltd.
01/11/22	4.375%	825,000	815,719
Total			1,126,115
Midstream 0.5%
Cheniere Corpus Christi Holdings LLC (b)
06/30/24	7.000%	24,000	25,920

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Columbia Pipeline Group, Inc.
06/01/45	5.800%	$720,000	$854,379
Energy Transfer Equity LP
06/01/27	5.500%	68,000	67,660
Enterprise Products Operating LLC
02/01/41	5.950%	675,000	781,847
Hiland Partners Holdings LLC/Finance Corp. (b)
10/01/20	7.250%	42,000	43,522
Holly Energy Partners LP/Finance Corp. (b)
08/01/24	6.000%	8,000	8,280
Kinder Morgan Energy Partners LP
03/01/44	5.500%	700,000	707,821
MPLX LP
02/15/23	5.500%	59,000	60,953
07/15/23	4.500%	47,000	47,913
12/01/24	4.875%	73,000	75,506
06/01/25	4.875%	28,000	28,932
Plains All American Pipeline LP/Finance Corp.
01/15/37	6.650%	750,000	812,612
Sabine Pass Liquefaction LLC
04/15/23	5.625%	84,000	89,670
Sabine Pass Liquefaction LLC (b)
06/30/26	5.875%	56,000	60,865
03/15/27	5.000%	43,000	44,075
Tallgrass Energy Partners LP/Finance Corp. (b)
09/15/24	5.500%	14,000	14,105
Targa Resources Partners LP/Finance Corp.
01/15/18	5.000%	24,000	24,840
11/15/19	4.125%	12,000	12,168
05/01/23	5.250%	2,000	2,025
11/15/23	4.250%	16,000	15,460
03/15/24	6.750%	28,000	29,960
Targa Resources Partners LP/Finance Corp. (b)(e)
02/01/27	5.375%	79,000	79,494
Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	8,000	8,520
10/15/22	6.250%	81,000	86,467
05/01/24	6.375%	20,000	21,400
Western Gas Partners LP
07/01/22	4.000%	27,000	27,607
06/01/25	3.950%	42,000	41,432
Williams Companies, Inc. (The)
01/15/23	3.700%	33,000	32,010
06/24/24	4.550%	116,000	118,268
Williams Partners LP
03/04/24	4.300%	1,100,000	1,124,911
Total			5,348,622
Natural Gas 0.2%
NiSource Finance Corp.
02/15/44	4.800%	595,000	672,299

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Natural Gas (continued)
Sempra Energy
10/01/22	2.875%	$1,096,000	$1,133,034
Total			1,805,333
Office REIT 0.1%
Boston Properties LP
02/01/26	3.650%	600,000	634,588
Oil Field Services 0.1%
Noble Holding International Ltd.
03/01/21	4.625%	760,000	608,000
SESI LLC
05/01/19	6.375%	27,000	26,797
12/15/21	7.125%	8,000	7,820
Weatherford International Ltd.
06/15/21	7.750%	61,000	60,390
06/15/23	8.250%	7,000	6,913
Total			709,920
Other Industry —%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	18,000	19,292
Other REIT 0.1%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	21,000	22,240
Duke Realty LP
04/15/23	3.625%	755,000	791,671
Total			813,911
Packaging 0.1%
ARD Finance SA (b)
09/15/23	7.125%	26,000	25,870
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	20,000	20,650
05/15/23	4.625%	36,000	36,180
05/15/24	7.250%	27,000	28,755
Ball Corp.
12/15/20	4.375%	76,000	81,130
Berry Plastics Corp.
05/15/22	5.500%	13,000	13,455
10/15/22	6.000%	24,000	25,320
07/15/23	5.125%	72,000	73,080
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	8,000	7,981
Plastipak Holdings, Inc. (b)
10/01/21	6.500%	64,000	66,400
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	29,000	29,906
Reynolds Group Issuer, Inc./LLC (b)
07/15/23	5.125%	87,000	89,827

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
07/15/24	7.000%	$55,000	$58,988
Reynolds Group Issuer, Inc./LLC (c)
02/15/21	8.250%	24,000	25,020
Signode Industrial Group Luxembourg SA/US, Inc. (b)
05/01/22	6.375%	12,000	12,150
Total			594,712
Pharmaceuticals 0.5%
AbbVie, Inc.
05/14/21	2.300%	625,000	630,428
Actavis Funding SCS
03/15/35	4.550%	1,000,000	1,062,198
Amgen, Inc.
05/22/24	3.625%	600,000	642,914
Endo Finance LLC/Finco, Inc. (b)
02/01/25	6.000%	52,000	45,955
Gilead Sciences, Inc.
09/01/22	3.250%	700,000	743,305
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	54,000	55,890
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (b)
08/01/23	6.375%	53,000	55,120
Mallinckrodt International Finance SA/CB LLC (b)
10/15/23	5.625%	25,000	23,938
04/15/25	5.500%	10,000	9,500
Quintiles Transnational Corp. (b)
05/15/23	4.875%	24,000	24,660
Roche Holdings, Inc. (b)
09/30/24	3.350%	510,000	551,337
Shire Acquisitions Investments Ireland DAC
09/23/23	2.875%	1,485,000	1,486,941
Valeant Pharmaceuticals International, Inc. (b)
10/15/20	6.375%	25,000	23,500
07/15/21	7.500%	30,000	29,043
12/01/21	5.625%	12,000	10,680
03/01/23	5.500%	17,000	14,535
05/15/23	5.875%	55,000	47,437
04/15/25	6.125%	148,000	127,465
Total			5,584,846
Property & Casualty 0.6%
Alliant Holdings Intermediate LP (b)
08/01/23	8.250%	4,000	4,065
Berkshire Hathaway, Inc.
03/15/23	2.750%	1,110,000	1,153,495
CNA Financial Corp.
03/01/26	4.500%	1,000,000	1,082,905
Chubb INA Holdings, Inc.
03/13/23	2.700%	650,000	671,403
HUB International Ltd. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
02/15/21	9.250%	$9,000	$9,365
10/01/21	7.875%	107,000	109,140
Hartford Financial Services Group, Inc. (The)
04/15/22	5.125%	750,000	851,982
Hub Holdings LLC/Finance, Inc. PIK (b)
07/15/19	8.125%	4,000	3,900
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	670,000	747,626
Loews Corp.
05/15/23	2.625%	1,050,000	1,059,719
Transatlantic Holdings, Inc.
11/30/39	8.000%	375,000	516,408
Total			6,210,008
Railroads 0.1%
Burlington Northern Santa Fe LLC
09/01/24	3.400%	900,000	968,819
CSX Corp.
03/15/44	4.100%	425,000	451,986
Total			1,420,805
Refining —%
Marathon Petroleum Corp.
03/01/41	6.500%	395,000	431,872
Restaurants —%
BC ULC/New Red Finance, Inc. (b)
01/15/22	4.625%	44,000	45,760
04/01/22	6.000%	28,000	29,330
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (b)
06/01/26	5.250%	68,000	71,910
Total			147,000
Retail REIT 0.2%
Kimco Realty Corp.
06/01/23	3.125%	1,000,000	1,028,026
Simon Property Group LP
02/01/40	6.750%	415,000	596,213
Total			1,624,239
Retailers 0.2%
Asbury Automotive Group, Inc.
12/15/24	6.000%	28,000	28,980
CVS Health Corp.
07/20/22	3.500%	750,000	802,792
Dollar Tree, Inc.
03/01/23	5.750%	52,000	55,965
Group 1 Automotive, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
06/01/22	5.000%	$12,000	$12,037
Group 1 Automotive, Inc. (b)
12/15/23	5.250%	17,000	17,064
Hanesbrands, Inc. (b)
05/15/24	4.625%	22,000	22,577
05/15/26	4.875%	22,000	22,495
Home Depot, Inc. (The)
04/01/26	3.000%	520,000	550,119
Macy’s Retail Holdings, Inc.
07/15/34	6.700%	335,000	368,758
Penske Automotive Group, Inc.
12/01/24	5.375%	39,000	39,195
05/15/26	5.500%	15,000	14,963
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	18,000	23,040
Rite Aid Corp. (b)
04/01/23	6.125%	40,000	43,167
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	9,000	9,686
Target Corp.
07/01/24	3.500%	450,000	492,011
Total			2,502,849
Technology 0.5%
Alliance Data Systems Corp. (b)
12/01/17	5.250%	63,000	64,260
04/01/20	6.375%	23,000	23,460
08/01/22	5.375%	51,000	49,725
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	31,000	33,170
Apple, Inc.
05/03/23	2.400%	1,200,000	1,221,774
Camelot Finance SA (b)(e)
10/15/24	7.875%	22,000	22,687
Cisco Systems, Inc.
09/20/26	2.500%	800,000	809,338
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b)
06/15/21	5.875%	25,000	26,562
06/15/23	5.450%	35,000	37,501
06/15/24	7.125%	28,000	30,796
06/15/26	6.020%	65,000	71,260
Equinix, Inc.
04/01/20	4.875%	31,000	32,124
01/01/22	5.375%	22,000	23,265
04/01/23	5.375%	14,000	14,683
01/15/26	5.875%	42,000	45,150
First Data Corp. (b)
08/15/23	5.375%	37,000	38,110
12/01/23	7.000%	84,000	88,830
01/15/24	5.750%	110,000	113,025

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Hewlett Packard Enterprise Co. (b)
10/15/45	6.350%	$600,000	$619,166
Infor US, Inc. (b)
08/15/20	5.750%	7,000	7,350
Informatica LLC (b)
07/15/23	7.125%	15,000	14,025
Iron Mountain, Inc. (b)
10/01/20	6.000%	30,000	31,650
MSCI, Inc. (b)
11/15/24	5.250%	32,000	33,877
08/15/25	5.750%	35,000	37,362
08/01/26	4.750%	17,000	17,212
Microsemi Corp. (b)
04/15/23	9.125%	37,000	42,180
NXP BV/Funding LLC (b)
06/01/21	4.125%	43,000	46,064
06/15/22	4.625%	25,000	27,000
09/01/22	3.875%	14,000	14,665
Oracle Corp.
04/15/38	6.500%	450,000	622,740
PTC, Inc.
05/15/24	6.000%	46,000	49,105
Qualitytech LP/Finance Corp.
08/01/22	5.875%	31,000	31,697
Quintiles IMS, Inc. (b)
10/15/26	5.000%	49,000	50,960
Riverbed Technology, Inc. (b)
03/01/23	8.875%	28,000	29,925
Sensata Technologies UK Financing Co. PLC (b)
02/15/26	6.250%	38,000	41,135
Solera LLC/Finance, Inc. (b)
03/01/24	10.500%	38,000	42,370
VeriSign, Inc.
05/01/23	4.625%	63,000	63,866
04/01/25	5.250%	26,000	27,300
Zebra Technologies Corp.
10/15/22	7.250%	75,000	81,281
Total			4,676,650
Transportation Services 0.1%
ERAC U.S.A. Finance LLC (b)
10/15/37	7.000%	600,000	818,305
Hertz Corp. (The)
01/15/21	7.375%	3,000	3,116
10/15/22	6.250%	7,000	7,210
Hertz Corp. (The) (b)
10/15/24	5.500%	34,000	33,872
Total			862,503

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless 0.2%
Rogers Communications, Inc.
10/01/23	4.100%	$605,000	$670,984
SBA Communications Corp. (b)
09/01/24	4.875%	130,000	130,975
SFR Group SA (b)
05/15/22	6.000%	97,000	98,940
05/01/26	7.375%	75,000	76,664
Sprint Communications, Inc. (b)
11/15/18	9.000%	15,000	16,538
03/01/20	7.000%	88,000	94,380
Sprint Corp.
09/15/21	7.250%	30,000	30,112
06/15/24	7.125%	41,000	39,975
02/15/25	7.625%	122,000	120,780
T-Mobile USA, Inc.
04/28/21	6.633%	39,000	41,047
01/15/22	6.125%	9,000	9,563
03/01/23	6.000%	34,000	36,323
04/01/23	6.625%	84,000	90,195
01/15/24	6.500%	21,000	22,718
03/01/25	6.375%	9,000	9,788
01/15/26	6.500%	61,000	67,481
Wind Acquisition Finance SA (b)
04/30/20	6.500%	11,000	11,523
07/15/20	4.750%	43,000	43,322
04/23/21	7.375%	17,000	17,765
Total			1,629,073
Wirelines 0.6%
AT&T, Inc.
03/15/22	3.800%	770,000	824,739
02/15/39	6.550%	1,100,000	1,400,863
CenturyLink, Inc.
04/01/20	5.625%	27,000	28,553
03/15/22	5.800%	49,000	50,225
04/01/24	7.500%	31,000	33,093
04/01/25	5.625%	26,000	24,895
Deutsche Telekom International Finance BV
08/20/18	6.750%	325,000	356,777
Frontier Communications Corp.
09/15/20	8.875%	42,000	45,307
07/01/21	9.250%	8,000	8,620
09/15/22	10.500%	23,000	24,380
04/15/24	7.625%	67,000	62,645
01/15/25	6.875%	26,000	23,010
09/15/25	11.000%	106,000	110,637
Level 3 Communications, Inc.
12/01/22	5.750%	31,000	32,395
Level 3 Financing, Inc.
01/15/21	6.125%	20,000	20,750
08/15/22	5.375%	23,000	24,035
02/01/23	5.625%	19,000	19,736
01/15/24	5.375%	10,000	10,450
Level 3 Financing, Inc. (b)
03/15/26	5.250%	40,000	41,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Orange SA
07/08/19	5.375%	$700,000	$773,510
Telecom Italia SpA (b)
05/30/24	5.303%	41,000	41,820
Telefonica Emisiones SAU
06/20/36	7.045%	550,000	721,489
Verizon Communications, Inc.
03/15/34	5.050%	960,000	1,079,014
11/01/34	4.400%	335,000	354,476
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	72,000	75,600
05/15/25	6.375%	58,000	61,480
Total			6,249,799
Total Corporate Bonds & Notes (Cost: $119,633,920)			$125,804,790

Residential Mortgage-Backed Securities - Agency 7.5%
Federal Home Loan Mortgage Corp.
10/01/26- 12/01/45	3.500%	22,197,907	23,468,747
07/01/43- 08/01/43	3.000%	4,911,737	5,113,383
01/01/45- 12/01/45	4.000%	10,812,785	11,597,427
05/01/39- 08/01/41	4.500%	3,672,617	4,028,289
08/01/18- 05/01/41	5.000%	1,583,942	1,742,470
02/01/17- 07/01/32	6.500%	701,285	808,583
05/01/18- 02/01/38	5.500%	767,040	865,439
04/01/32- 06/01/37	6.000%	562,891	647,978
04/01/32	7.000%	67,074	79,610
Federal National Mortgage Association
11/01/26- 09/01/40	4.000%	3,496,411	3,727,671
04/01/26- 03/01/46	3.500%	17,980,982	18,966,997
06/01/17- 09/01/32	6.500%	218,188	250,095
03/01/26- 12/01/32	7.000%	794,165	873,381
11/01/16- 12/01/28	6.000%	123,389	141,564
02/01/38- 03/01/38	5.500%	546,715	619,666
Federal National Mortgage Association (f)
10/01/40	4.500%	797,627	876,671

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Government National Mortgage Association
02/15/45	3.500%	$4,393,715	$4,673,524
Total Residential Mortgage-Backed Securities - Agency (Cost: $76,135,678)			$78,481,495

Residential Mortgage-Backed Securities - Non-Agency 1.4%
COLT Mortgage Loan Trust (b)
CMO Series 2016-1 Class A1
05/25/46	3.000%	373,723	376,900
COLT Mortgage Loan Trust (b)(c)
CMO Series 2016-2 Class A1
09/25/46	2.750%	1,160,000	1,166,737
JPMorgan Resecuritization Trust CMO Series 2009-12 Class 9A1 (b)(c)
05/26/36	3.001%	254,404	254,856
Mill City Mortgage Trust (b)
CMO Series 15-1 Class A1
06/25/56	2.230%	868,538	869,859
CMO Series 2016-1 Class A1
04/25/57	2.500%	984,465	990,717
Series 2015-2 Class A1
09/25/57	3.000%	1,167,373	1,177,295
New Residential Mortgage Loan Trust CMO Series 2016-3 Class A1 (b)
09/25/56	3.750%	700,000	728,980
Springleaf Mortgage Loan Trust (b)
CMO Series 2013-1A Class A
06/25/58	1.270%	201,185	201,280
CMO Series 2013-2A Class A
12/25/65	1.780%	307,011	305,615
CMO Series 2013-3A Class A
09/25/57	1.870%	705,207	701,368
Towd Point Mortgage Trust (b)
CMO Series 15-5 Class A1
05/25/55	3.500%	1,266,459	1,310,908
CMO Series 15-6 Class A1
04/25/55	3.500%	1,300,458	1,342,867
CMO Series 2015-4 Class A1
04/25/55	3.500%	898,127	928,279
CMO Series 2016-1 Class A1
02/25/55	3.500%	1,355,872	1,403,986
Towd Point Mortgage Trust (b)(c)
CMO Series 2016-2 Class A1
08/25/55	3.000%	1,484,020	1,519,294
CMO Series 2016-4 Class A1
07/25/56	2.250%	470,000	471,988
Series 2016-3 Class A1
08/25/55	2.250%	804,513	804,148
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $14,447,287)			$14,555,077

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 2.7%
Government National Mortgage Association
Series 2011-161 Class A
01/16/34	1.738%	$893,776	$893,704
Series 2012-111 Class AC
04/16/47	2.211%	286,720	287,130
Series 2012-25 Class A
11/16/42	2.575%	1,258,558	1,279,268
Series 2013-12 Class A
10/16/42	1.410%	1,716,125	1,696,526
Series 2013-126 Class AB
04/16/38	1.540%	972,422	959,939
Series 2013-146 Class AH
08/16/40	2.000%	923,699	930,276
Series 2013-17 Class AH
10/16/43	1.558%	883,260	873,300
Series 2013-194 Class AB
05/16/38	2.250%	643,512	647,071
Series 2013-2 Class AB
12/16/42	1.600%	679,930	678,429
Series 2013-30 Class A
05/16/42	1.500%	1,687,016	1,676,619
Series 2013-32 Class AB
01/16/42	1.900%	562,512	563,636
Series 2013-33 Class A
07/16/38	1.061%	1,707,729	1,662,586
Series 2013-40 Class A
10/16/41	1.511%	972,403	961,412
Series 2013-45 Class A
10/16/40	1.450%	1,945,875	1,927,909
Series 2013-50 Class AH
06/16/39	2.100%	993,039	993,708
Series 2013-57 Class A
06/16/37	1.350%	2,477,743	2,451,193
Series 2013-61 Class A
01/16/43	1.450%	1,172,312	1,153,511
Series 2013-73 Class AE
01/16/39	1.350%	1,630,676	1,618,518
Series 2013-78 Class AB
07/16/39	1.624%	1,035,875	1,034,164
Series 2014-24 Class BA
07/16/38	2.100%	946,011	949,466
Series 2014-47 Class AB
08/16/40	2.250%	349,816	351,697
Series 2014-64 Class A
02/16/45	2.200%	824,999	830,566
Series 2014-67 Class AE
05/16/39	2.150%	516,745	527,234
Series 2015-109 Class A
02/16/40	2.528%	548,774	555,578
Series 2015-21 Class A
11/16/42	2.600%	965,526	979,504
Series 2015-5 Class KA
11/16/39	2.500%	496,049	502,786
Series 2015-78 Class A
06/16/40	2.918%	1,231,822	1,255,559
Series 2015-85 Class AF

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
05/16/44	2.400%	$424,742	$428,816
Total Commercial Mortgage-Backed Securities - Agency (Cost: $28,969,237)			$28,670,105

Commercial Mortgage-Backed Securities - Non-Agency 2.7%
American Homes 4 Rent Trust (b)
Series 2014-SFR2 Class A
10/17/36	3.786%	1,257,756	1,363,917
Series 2014-SFR3 Class A
12/17/36	3.678%	1,400,880	1,512,624
Series 2015-SFR2 Class A
10/17/45	3.732%	762,823	828,541
American Homes 4 Rent Series 2015-SFR1 Class A (b)
04/17/52	3.467%	1,290,814	1,375,561
Americold 2010 LLC Trust Series 2010-ARTA Class A1 (b)
01/14/29	3.847%	321,394	336,116
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14 Class A4
12/11/38	5.201%	715,011	714,582
Series 2007-T26 Class A4
01/12/45	5.471%	682,382	687,295
CD Mortgage Trust Series 2007-CD5 Class A4
11/15/44	5.886%	783,592	803,286
CGGS Commercial Mortgage Trust Series 2016-RNDA Class AFX (b)
02/10/33	2.757%	2,325,000	2,363,402
COBALT CMBS Commercial Mortgage Trust (c)
Series 2007-C2 Class A3
04/15/47	5.484%	2,515,565	2,536,137
Series 2007-C3 Class A4
05/15/46	5.954%	851,124	868,154
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4
12/11/49	5.322%	862,489	867,915
Colony Multifamily Mortgage Trust Series 2014-1 Class A (b)
04/20/50	2.543%	501,459	499,072
DBUBS Mortgage Trust Series 2011-LC1A Class A3 (b)
11/10/46	5.002%	225,000	248,762
General Electric Capital Assurance Co. Series 2003-1 Class A5 (b)
05/12/35	5.743%	236,937	254,652
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18 Class A4
06/12/47	5.440%	360,706	362,540
JPMorgan Chase Commercial Mortgage Securities Trust (b)
Series 2009-IWST Class A2

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
12/05/27	5.633%	$500,000	$549,991
Series 2010-CNTR Class A2
08/05/32	4.311%	700,000	752,891
Series 2011-C3 Class A4
02/15/46	4.717%	650,000	714,918
LB-UBS Commercial Mortgage Trust
Series 2007-C2 Class A3
02/15/40	5.430%	542,137	546,616
Series 2007-C7 Class A3
09/15/45	5.866%	612,698	634,278
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17 Class A1
08/15/47	1.551%	768,581	770,637
Morgan Stanley Capital I Trust
Series 2007-IQ13 Class A1A
03/15/44	5.312%	652,636	657,659
Morgan Stanley Capital I Trust (b)
Series 2011-C1 Class A4
09/15/47	5.033%	450,000	502,897
Morgan Stanley Capital I Trust (c)
Series 2007-T27 Class A1A
06/11/42	5.818%	1,124,983	1,150,498
Series 2007-T27 Class A4
06/11/42	5.818%	2,004,453	2,046,145
Morgan Stanley Re-Remic Trust (b)(c)
Series 2009-GG10 Class A4A
08/12/45	5.988%	1,480,543	1,496,562
Series 2010-GG10 Class A4A
08/15/45	5.988%	1,676,858	1,695,001
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26 Class A3
06/15/45	6.011%	24,671	24,664
Series 2006-C29 Class A1A
11/15/48	5.297%	535,366	535,995
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $27,702,287)			$27,701,308

Asset-Backed Securities - Non-Agency 2.1%
ARI Fleet Lease Trust Series 2015-A Class A2 (b)
11/15/18	1.110%	393,359	392,800
Ally Master Owner Trust Series 2012-5 Class A
09/15/19	1.540%	775,000	777,256
American Credit Acceptance Receivables Trust (b)
Series 2015-2 Class A
06/12/19	1.570%	108,167	107,962
Series 2015-3 Class A
09/12/19	1.950%	237,146	237,699
Series 2016-1A Class A
05/12/20	2.370%	235,753	235,824
Series 2016-3 Class A
11/12/20	1.700%	919,095	918,305

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Avis Budget Rental Car Funding AESOP LLC Series 2016-2A Class A (b)
11/20/22	2.720%	$800,000	$808,090
CCG Receivables Trust Series 2015-1 Class A2 (b)
11/14/18	1.460%	1,580,829	1,578,738
California Republic Auto Receivables Trust
Series 2015-1 Class A3
04/15/19	1.330%	469,197	469,262
California Republic Auto Receivables Trust (b)
Subordinated, Series 2012-1 Class B
01/16/18	1.760%	62,433	62,445
CarFinance Capital Auto Trust (b)
Series 2014-1A Class A
12/17/18	1.460%	20,601	20,586
Series 2015-1A Class A
06/15/21	1.750%	261,032	259,918
Conn Funding II LP Series 2016-B Class A (b)(e)
10/15/18	3.730%	1,150,000	1,149,948
Conn’s Receivables Funding LLC Series 2016-A Class A (b)
04/16/18	4.680%	333,736	334,558
DT Auto Owner Trust Series 2016-4A Class A (b)(e)
11/15/19	1.440%	1,315,000	1,314,934
Diamond Resorts Owner Trust Series 2013-2 Class A (b)
05/20/26	2.270%	223,570	222,271
Drive Auto Receivables Trust Series 2015-DA Class A3 (b)
12/17/18	1.590%	215,990	216,010
Exeter Automobile Receivables Trust (b)
Series 2014-3A Class A
01/15/19	1.320%	61,080	60,993
Series 2015-1A Class A
06/17/19	1.600%	202,201	202,317
Series 2015-2A Class A
11/15/19	1.540%	482,592	480,915
Series 2015-3A Class A
03/16/20	2.000%	715,211	713,275
Series 2016-1A Class A
07/15/20	2.350%	430,569	431,089
Ford Credit Floorplan Master Owner Trust A Series 2014-1 Class A1
02/15/19	1.200%	980,000	979,676
GM Financial Automobile Leasing Trust Series 2016-3 Class A3
12/20/19	1.610%	460,000	460,343
Hertz Fleet Lease Funding LP Series 2013-3 Class A (b)(c)
12/10/27	1.068%	103,008	103,053
Hertz Vehicle Financing LLC Series 2016-3A Class A (b)
07/25/20	2.270%	1,025,000	1,026,530

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Hilton Grand Vacations Trust (b)
Series 2013-A Class A
01/25/26	2.280%	$458,446	$459,296
Series 2014-AA Class A
11/25/26	1.770%	650,560	643,806
Kubota Credit Owner Trust Series 2016-1A Class A3 (b)
07/15/20	1.500%	675,000	675,583
MVW Owner Trust (b)
Series 2015-1A Class A
12/20/32	2.520%	432,314	434,534
Series 2016-1A Class A
12/20/33	2.250%	936,155	934,344
Navient Private Education Loan Trust Series 2015-AA Class A1 (b)(c)
12/15/21	1.024%	90,617	90,552
Navitas Equipment Receivables LLC Series 2016-1 Class A2 (b)
06/15/21	2.200%	700,000	700,041
New York City Tax Lien Trust Series 2016-A Class A (b)
11/10/29	1.470%	625,000	625,000
OneMain Direct Auto Receivables Trust Series 2016-1A Class A (b)
01/15/21	2.040%	367,342	368,464
PFS Tax Lien Trust Series 2014-1 Class NOTE (b)
05/15/29	1.440%	141,884	141,115
SLM Private Education Loan Trust (b)
Series 2012-A Class A2
01/17/45	3.830%	1,375,000	1,422,790
SLM Private Education Loan Trust (b)(c)
Series 2014-A Class A1
07/15/22	1.124%	241,197	241,042
SMART ABS Trust Series 2015-1US Class A3A
09/14/18	1.500%	440,000	439,538
SMB Private Education Loan Trust Series 2015-B Class A1 (b)(c)
02/15/23	1.224%	159,177	159,201
TAL Advantage V LLC Series 2014-2A Class A1 (b)
05/20/39	1.700%	343,770	339,147
Verizon Owner Trust Series 2016-1A Class A (b)
01/20/21	1.420%	600,000	601,127
Westlake Automobile Receivables Trust Series 2015-1A Class A2 (b)
03/15/18	1.170%	129,482	129,460

Total Asset-Backed Securities - Non-Agency (Cost: $21,959,199)			$21,969,837

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 0.6%

UNITED STATES 0.6%

U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%	$6,393,075	$6,501,911

Total Inflation-Indexed Bonds (Cost: $6,399,477)			$6,501,911

U.S. Treasury Obligations 2.2%

U.S. Treasury
08/15/40	3.875%	6,975,000	9,098,832
02/15/45	2.500%	13,705,000	14,163,268

Total U.S. Treasury Obligations (Cost: $23,695,843)			$23,262,100

U.S. Government & Agency Obligations 0.3%

Federal Farm Credit Banks (c)
10/22/18	0.608%	2,240,000	2,238,401
05/25/18	0.615%	1,000,000	1,000,775

Total U.S. Government & Agency Obligations (Cost: $3,234,953)			$3,239,176

Foreign Government Obligations 0.4%

CANADA 0.4%

Province of Nova Scotia
01/26/17	5.125%	1,000,000	1,012,900
Province of Ontario
02/14/18	1.200%	1,625,000	1,628,672
Province of Quebec
05/14/18	4.625%	1,475,000	1,559,283
Total			4,200,855

Total Foreign Government Obligations (Cost: $4,168,813)			$4,200,855

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%

Illinois 0.1%

State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/17	5.365%	1,200,000	1,219,080

Total Municipal Bonds (Cost: $1,214,616)			$1,219,080

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans —%

Chemicals —%

PQ Corp. Tranche B1 Term Loan (c)(g)
11/04/22	5.750%	$7,510	$7,562

Diversified Manufacturing —%

Accudyne Industries Borrower SCA/LLC Term Loan (c)(g)
12/13/19	4.000%	37,000	34,533
Manitowoc Foodservice, Inc. Tranche B Term Loan (c)(g)
03/03/23	5.750%	16,708	16,896
Total			51,429

Electric —%

Dynegy, Inc. Term Loan (c)(g)
06/27/23	5.000%	55,000	55,399

Independent Energy —%

Chesapeake Energy Corp. Tranche A Term Loan (c)(e)(g)
08/23/21	8.500%	40,693	42,689

Media and Entertainment —%

UFC Holdings LLC (c)(e)(g)
2nd Lien Term Loan
08/18/24	8.500%	4,000	4,050
UFC Holdings LLC (c)(g)
1st Lien Term Loan
08/18/23	5.000%	11,000	11,089
Total			15,139

Retailers —%

Rite Aid Corp. Tranche 1 2nd Lien Term Loan (c)(g)
08/21/20	5.750%	34,000	34,064

Total Senior Loans (Cost: $202,063)			$206,282

		Shares	Value

Money Market Funds 6.5%

Columbia Short-Term Cash Fund, 0.382% (h)(i)		67,507,495	$67,507,495

Total Money Market Funds (Cost: $67,507,495)			$67,507,495

Total Investments
(Cost: $956,518,623)	$1,047,304,976(j	)
Other Assets & Liabilities, Net	(3,244,662)
Net Assets	$1,044,060,314

At September 30, 2016, securities totaling $105,536 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 5-Year Note	68	USD	8,263,063	12/2016	19,002	—
U.S. Treasury 5-Year Note	27	USD	3,280,922	12/2016	371	—
Total			11,543,985		19,373	—

Notes to Portfolio of Investments

(a)                                     Non-income producing investment.

(b)                                     Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At September 30, 2016, the value of these securities amounted to $66,986,046 or 6.42% of net assets.

(c)                                     Variable rate security.

(d)                                     Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2016, the value of these securities amounted to $11,003, which represents less than 0.01% of net assets.

(e)                                     Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(f)                                       This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(g)                                     Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(h)                                     The rate shown is the seven-day current annualized yield at September 30, 2016.

(i)                                        As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	45,378,772	184,873,275	(162,744,552)	67,507,495	163,071	67,507,495

(j)                                        Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR                            American Depositary Receipt

CMO                          Collateralized Mortgage Obligation

PIK                                 Payment-in-Kind

Currency Legend

USD                            US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•               Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•               Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•               Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	89,368,731	—	—	89,368,731
Consumer Staples	48,211,103	—	—	48,211,103
Energy	51,093,990	—	—	51,093,990
Financials	110,613,587	—	—	110,613,587
Health Care	106,232,683	—	—	106,232,683
Industrials	51,733,912	—	—	51,733,912
Information Technology	141,301,809	—	—	141,301,809
Materials	3,781,911	—	—	3,781,911
Real Estate	11,501,590	—	—	11,501,590
Telecommunication Services	20,090,270	—	—	20,090,270
Utilities	10,055,879	—	—	10,055,879
Total Common Stocks	643,985,465	—	—	643,985,465
Corporate Bonds & Notes	—	125,804,790	—	125,804,790
Residential Mortgage-Backed Securities - Agency	—	78,481,495	—	78,481,495
Residential Mortgage-Backed Securities - Non-Agency	—	13,449,197	1,105,880	14,555,077
Commercial Mortgage-Backed Securities - Agency	—	28,670,105	—	28,670,105
Commercial Mortgage-Backed Securities - Non-Agency	—	27,701,308	—	27,701,308
Asset-Backed Securities - Non-Agency	—	20,819,889	1,149,948	21,969,837
Inflation-Indexed Bonds	—	6,501,911	—	6,501,911
U.S. Treasury Obligations	23,262,100	—	—	23,262,100
U.S. Government & Agency Obligations	—	3,239,176	—	3,239,176
Foreign Government Obligations	—	4,200,855	—	4,200,855
Municipal Bonds	—	1,219,080	—	1,219,080
Senior Loans	—	206,282	—	206,282
Investments measured at net asset value
Money Market Funds	—	—	—	67,507,495
Total Investments	667,247,565	310,294,088	2,255,828	1,047,304,976
Derivatives
Assets
Futures Contracts	19,373	—	—	19,373
Total	667,266,938	310,294,088	2,255,828	1,047,324,349

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Consolidated Portfolio of Investments

Columbia Variable Portfolio – Commodity Strategy Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

U.S. Government & Agency Obligations 45.1%
Federal Home Loan Banks Discount Notes
10/14/16	0.270%	$56,500,000	$56,494,166
11/23/16	0.230%	33,000,000	32,988,694
11/28/16	0.270%	8,500,000	8,496,301
12/08/16	0.250%	33,000,000	32,984,259
Federal Home Loan Mortgage Corp. Discount Notes
01/26/17	0.270%	40,000,000	39,965,520
Federal National Mortgage Association Discount Notes
11/23/16	0.230%	24,000,000	23,991,777
02/14/17	0.330%	20,000,000	19,975,440
Total U.S. Government & Agency Obligations (Cost: $214,859,351)			$214,896,157

Treasury Bills 28.6%
UNITED STATES 28.6%
U.S. Treasury Bills
10/27/16	0.250%	$34,000,000	$33,993,662
11/25/16	0.140%	34,000,000	33,992,634
12/29/16	0.270%	34,000,000	33,977,254
02/23/17	0.350%	34,000,000	33,952,570
Total			135,916,120
Total Treasury Bills (Cost: $135,906,732)			$135,916,120

	Shares	Value

Money Market Funds 18.8%
Columbia Short-Term Cash Fund, 0.382% (a)(b)	89,639,087	$89,639,087
Total Money Market Funds (Cost: $89,639,087)		$89,639,087
Total Investments
(Cost: $440,405,170) (c)		$440,451,364(d)
Other Assets & Liabilities, Net		35,464,523
Net Assets		$475,915,887

At September 30, 2016, cash totaling $35,031,848 was pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Brent Crude	747	USD	37,910,250	11/2016	1,850,867	—
Brent Crude	186	USD	9,439,500	11/2016	—	(28,471)
Coffee C	204	USD	11,593,575	12/2016	501,237	—
Corn	22	USD	370,425	12/2016	8,707	—
Corn	1,651	USD	27,798,713	12/2016	—	(54,229)
Cotton	194	USD	6,603,760	12/2016	—	(596,888)
Gold 100 oz.	46	USD	6,058,660	12/2016	—	(159,983)
Gold 100 oz.	412	USD	54,264,520	12/2016	—	(1,406,203)
KC HRW Wheat	20	USD	415,500	12/2016	—	(6,834)
KC HRW Wheat	183	USD	3,801,825	12/2016	—	(194,543)
LME Copper	265	USD	32,197,500	11/2016	389,582	—
LME Nickel	181	USD	11,459,472	11/2016	—	(226,500)
LME Primary Aluminum	500	USD	20,859,375	11/2016	198,062	—
LME Zinc	262	USD	15,557,888	11/2016	651,748	—
Lean Hogs	236	USD	4,151,240	12/2016	—	(706,227)
Lean Hogs	100	USD	1,956,000	02/2017	—	(490,320)
Live Cattle	6	USD	240,300	12/2016	—	(35,556)
Live Cattle	209	USD	8,370,450	12/2016	—	(479,344)
Live Cattle	45	USD	1,810,800	02/2017	—	(234,411)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
NY Harbor ULSD	313	USD	20,715,467	02/2017	825,811	—
Natural Gas	1,475	USD	42,863,500	10/2016	729,053	—
RBOB Gasoline	245	USD	15,055,299	10/2016	632,684	—
RBOB Gasoline	60	USD	3,605,868	12/2016	—	(223)
Silver	192	USD	18,445,440	12/2016	—	(770,478)
Soybean	528	USD	25,185,600	11/2016	—	(926,989)
Soybean Meal	497	USD	14,890,120	12/2016	—	(1,911,149)
Soybean Oil	399	USD	8,118,054	03/2017	142,672	—
Sugar #11	865	USD	22,282,400	02/2017	1,852,216	—
WTI Crude	754	USD	36,372,960	10/2016	3,160,694	—
Wheat	667	USD	13,406,700	12/2016	—	(1,174,719)
Total			475,801,161		10,943,333	(9,403,067)

Notes to Consolidated Portfolio of Investments

(a)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,801,366	504,317,320	(420,479,599)	89,639,087	78,537	89,639,087

(b)                                     The rate shown is the seven-day current annualized yield at September 30, 2016.

(c)                                     At September 30, 2016, the cost of securities for federal income tax purposes was approximately $440,405,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$49,000
Unrealized Depreciation	(3,000)
Net Unrealized Appreciation	$46,000

(d)                                     Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.

Currency Legend

USD                            US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
U.S. Government & Agency Obligations	—	214,896,157	—	214,896,157
Treasury Bills	135,916,120	—	—	135,916,120
Investments measured at net asset value
Money Market Funds	—	—	—	89,639,087
Total Investments	135,916,120	214,896,157	—	440,451,364
Derivatives
Assets
Futures Contracts	10,943,333	—	—	10,943,333
Liabilities
Futures Contracts	(9,403,067)	—	—	(9,403,067)
Total	137,456,386	214,896,157	—	441,991,630

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Core Equity Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%
CONSUMER DISCRETIONARY 12.2%
Automobiles 1.5%
Ford Motor Co.	245,500	$2,963,185
Distributors 0.3%
Genuine Parts Co.	7,000	703,150
Hotels, Restaurants & Leisure 1.1%
Darden Restaurants, Inc.	34,400	2,109,408
Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc. (a)	135	113,037
Media 3.2%
Comcast Corp., Class A	65,005	4,312,432
News Corp., Class A	124,800	1,744,704
Total		6,057,136
Specialty Retail 6.0%
Best Buy Co., Inc.	67,100	2,561,878
Home Depot, Inc. (The)	35,620	4,583,581
Lowe’s Companies, Inc.	45,700	3,299,997
Urban Outfitters, Inc. (a)	26,900	928,588
Total		11,374,044
TOTAL CONSUMER DISCRETIONARY		23,319,960
CONSUMER STAPLES 9.4%
Beverages 0.1%
PepsiCo, Inc.	1,700	184,909
Food & Staples Retailing 3.8%
Kroger Co. (The)	34,540	1,025,147
SYSCO Corp.	22,700	1,112,527
Wal-Mart Stores, Inc.	58,500	4,219,020
Walgreens Boots Alliance, Inc.	11,100	894,882
Total		7,251,576
Food Products 1.9%
Tyson Foods, Inc., Class A	47,300	3,531,891
Tobacco 3.6%
Altria Group, Inc.	57,215	3,617,705
Philip Morris International, Inc.	33,400	3,247,148
Total		6,864,853
TOTAL CONSUMER STAPLES		17,833,229

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 6.7%
Energy Equipment & Services 0.6%
Baker Hughes, Inc.	12,500	$630,875
National Oilwell Varco, Inc.	15,300	562,122
Total		1,192,997
Oil, Gas & Consumable Fuels 6.1%
Cabot Oil & Gas Corp.	21,300	549,540
Chevron Corp. (b)	10,445	1,074,999
ConocoPhillips	86,345	3,753,417
Exxon Mobil Corp.	31,905	2,784,669
Valero Energy Corp.	65,535	3,473,355
Total		11,635,980
TOTAL ENERGY		12,828,977
FINANCIALS 12.9%
Banks 4.5%
Citigroup, Inc.	58,815	2,777,833
Fifth Third Bancorp	127,600	2,610,696
JPMorgan Chase & Co.	44,300	2,949,937
SunTrust Banks, Inc.	3,700	162,060
Total		8,500,526
Capital Markets 3.6%
CME Group, Inc.	2,500	261,300
S&P Global, Inc.	29,600	3,746,176
T. Rowe Price Group, Inc.	42,900	2,852,850
Total		6,860,326
Consumer Finance 1.2%
Discover Financial Services	11,900	672,945
Navient Corp.	106,635	1,543,008
Total		2,215,953
Insurance 3.6%
Aflac, Inc.	46,500	3,341,955
Marsh & McLennan Companies, Inc.	15,000	1,008,750
Prudential Financial, Inc.	31,500	2,571,975
Total		6,922,680
TOTAL FINANCIALS		24,499,485
HEALTH CARE 14.9%
Biotechnology 3.3%
Alexion Pharmaceuticals, Inc. (a)	6,850	839,399
Alkermes PLC (a)	7,750	364,483
Biogen, Inc. (a)	4,975	1,557,324
BioMarin Pharmaceutical, Inc. (a)	5,550	513,486
Celgene Corp. (a)	15,100	1,578,403
Incyte Corp. (a)	6,800	641,172

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (a)	9,110	$794,483
Total		6,288,750
Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	23,700	1,128,120
Hologic, Inc. (a)	40,500	1,572,615
Total		2,700,735
Health Care Providers & Services 2.6%
Aetna, Inc.	3,900	450,255
AmerisourceBergen Corp.	15,000	1,211,700
Express Scripts Holding Co. (a)	36,400	2,567,292
McKesson Corp.	4,400	733,700
Total		4,962,947
Pharmaceuticals 7.6%
Johnson & Johnson	37,900	4,477,127
Merck & Co., Inc.	79,800	4,980,318
Pfizer, Inc.	147,320	4,989,728
Total		14,447,173
TOTAL HEALTH CARE		28,399,605
INDUSTRIALS 9.9%
Aerospace & Defense 3.6%
Boeing Co. (The)	28,600	3,767,764
Lockheed Martin Corp.	6,000	1,438,320
Raytheon Co.	12,900	1,756,077
Total		6,962,161
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	8,300	907,688
Airlines 2.2%
Delta Air Lines, Inc.	75,550	2,973,648
United Continental Holdings, Inc. (a)	24,900	1,306,503
Total		4,280,151
Commercial Services & Supplies 0.2%
Waste Management, Inc.	4,900	312,424
Electrical Equipment 0.7%
Emerson Electric Co.	25,100	1,368,201
Industrial Conglomerates 0.7%
3M Co.	7,500	1,321,725

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 2.0%
Illinois Tool Works, Inc.	31,200	$3,739,008
TOTAL INDUSTRIALS		18,891,358
INFORMATION TECHNOLOGY 21.8%
Communications Equipment 3.0%
Cisco Systems, Inc.	161,215	5,113,740
F5 Networks, Inc. (a)	5,100	635,664
Total		5,749,404
Internet Software & Services 6.7%
Alphabet, Inc., Class A (a)	4,215	3,389,113
Facebook, Inc., Class A (a)	49,100	6,298,057
VeriSign, Inc. (a)	38,005	2,973,511
Total		12,660,681
IT Services 2.4%
MasterCard, Inc., Class A	44,250	4,503,323
Semiconductors & Semiconductor Equipment 2.5%
QUALCOMM, Inc.	69,100	4,733,350
Software 4.2%
Electronic Arts, Inc. (a)	9,300	794,220
Microsoft Corp.	111,530	6,424,128
Red Hat, Inc. (a)	10,600	856,798
Total		8,075,146
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	50,670	5,728,243
TOTAL INFORMATION TECHNOLOGY		41,450,147
MATERIALS 2.7%
Chemicals 2.1%
Dow Chemical Co. (The)	11,200	580,496
LyondellBasell Industries NV, Class A	42,700	3,444,182
Total		4,024,678
Metals & Mining 0.6%
Newmont Mining Corp.	26,100	1,025,469
TOTAL MATERIALS		5,050,147

Issuer	Shares	Value

Common Stocks (continued)
REAL ESTATE 2.7%
Equity Real Estate Investment Trusts (REITs) 2.7%
American Tower Corp.	5,900	$668,647
Digital Realty Trust, Inc.	10,400	1,010,048
Public Storage	9,300	2,075,202
Simon Property Group, Inc.	7,100	1,469,771
Total		5,223,668
TOTAL REAL ESTATE		5,223,668
TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.9%
CenturyLink, Inc.	64,100	1,758,263
Verizon Communications, Inc.	71,100	3,695,778
Total		5,454,041
TOTAL TELECOMMUNICATION SERVICES		5,454,041
UTILITIES 3.3%
Electric Utilities 1.6%
Entergy Corp.	40,200	3,084,546

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 1.7%
CenterPoint Energy, Inc.	49,100	$1,140,593
Public Service Enterprise Group, Inc.	48,880	2,046,606
Total		3,187,199
TOTAL UTILITIES		6,271,745
Total Common Stocks (Cost: $168,925,189)		$189,222,362

	Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.382% (c)(d)	1,372,546	$1,372,546
Total Money Market Funds (Cost: $1,372,546)		$1,372,546
Total Investments
(Cost: $170,297,735)		$190,594,908(e)
Other Assets & Liabilities, Net		(227,525)
Net Assets		$190,367,383

At September 30, 2016, securities totaling $113,212 were pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 E-mini	2	USD	216,040	12/2016	1,405	—
S&P 500 Index	3	USD	1,620,300	12/2016	5,170	—
Total			1,836,340		6,575	—

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,745,429	14,663,100	(16,035,983)	1,372,546	5,004	1,372,546

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	23,319,960	—	—	23,319,960
Consumer Staples	17,833,229	—	—	17,833,229
Energy	12,828,977	—	—	12,828,977
Financials	24,499,485	—	—	24,499,485
Health Care	28,399,605	—	—	28,399,605
Industrials	18,891,358	—	—	18,891,358
Information Technology	41,450,147	—	—	41,450,147
Materials	5,050,147	—	—	5,050,147
Real Estate	5,223,668	—	—	5,223,668
Telecommunication Services	5,454,041	—	—	5,454,041
Utilities	6,271,745	—	—	6,271,745
Total Common Stocks	189,222,362	—	—	189,222,362
Investments measured at net asset value
Money Market Funds	—	—	—	1,372,546
Total Investments	189,222,362	—	—	190,594,908
Derivatives
Assets
Futures Contracts	6,575	—	—	6,575
Total	189,228,937	—	—	190,601,483

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Disciplined Core Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.9%
CONSUMER DISCRETIONARY 12.2%
Automobiles 1.5%
Ford Motor Co.	6,027,500	$72,751,925
Distributors 0.4%
Genuine Parts Co.	173,900	17,468,255
Hotels, Restaurants & Leisure 1.1%
Darden Restaurants, Inc.	856,600	52,526,712
Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc. (a)	3,700	3,098,047
Media 3.2%
Comcast Corp., Class A	1,616,900	107,265,146
News Corp., Class A	3,052,600	42,675,348
Total		149,940,494
Specialty Retail 5.9%
Best Buy Co., Inc.	1,648,200	62,928,276
Home Depot, Inc. (The)	874,100	112,479,188
Lowe’s Companies, Inc.	1,118,900	80,795,769
Urban Outfitters, Inc. (a)	669,400	23,107,688
Total		279,310,921
TOTAL CONSUMER DISCRETIONARY		575,096,354
CONSUMER STAPLES 9.3%
Beverages 0.1%
PepsiCo, Inc.	43,400	4,720,618
Food & Staples Retailing 3.8%
Kroger Co. (The)	860,300	25,533,704
SYSCO Corp.	563,700	27,626,937
Wal-Mart Stores, Inc.	1,429,700	103,109,964
Walgreens Boots Alliance, Inc.	277,300	22,355,926
Total		178,626,531
Food Products 1.8%
Tyson Foods, Inc., Class A	1,157,200	86,408,124
Tobacco 3.6%
Altria Group, Inc.	1,424,200	90,052,166
Philip Morris International, Inc.	817,600	79,487,072
Total		169,539,238
TOTAL CONSUMER STAPLES		439,294,511

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 6.7%
Energy Equipment & Services 0.6%
Baker Hughes, Inc.	306,600	$15,474,102
National Oilwell Varco, Inc.	376,200	13,821,588
Total		29,295,690
Oil, Gas & Consumable Fuels 6.1%
Cabot Oil & Gas Corp.	531,200	13,704,960
Chevron Corp.	253,600	26,100,512
ConocoPhillips	2,118,500	92,091,195
Exxon Mobil Corp.	794,800	69,370,144
Valero Energy Corp.	1,604,000	85,012,000
Total		286,278,811
TOTAL ENERGY		315,574,501
FINANCIALS 12.8%
Banks 4.5%
Citigroup, Inc.	1,463,000	69,097,490
Fifth Third Bancorp	3,175,800	64,976,868
JPMorgan Chase & Co.	1,087,900	72,443,261
SunTrust Banks, Inc.	90,000	3,942,000
Total		210,459,619
Capital Markets 3.6%
CME Group, Inc.	62,500	6,532,500
S&P Global, Inc.	723,600	91,578,816
T. Rowe Price Group, Inc.	1,066,400	70,915,600
Total		169,026,916
Consumer Finance 1.1%
Discover Financial Services	296,300	16,755,765
Navient Corp.	2,607,000	37,723,290
Total		54,479,055
Insurance 3.6%
Aflac, Inc.	1,137,500	81,752,125
Marsh & McLennan Companies, Inc.	372,800	25,070,800
Prudential Financial, Inc.	770,900	62,943,985
Total		169,766,910
TOTAL FINANCIALS		603,732,500
HEALTH CARE 14.8%
Biotechnology 3.3%
Alexion Pharmaceuticals, Inc. (a)	168,100	20,598,974
Alkermes PLC (a)	189,400	8,907,482
Biogen, Inc. (a)	122,200	38,252,266
BioMarin Pharmaceutical, Inc. (a)	135,600	12,545,712
Celgene Corp. (a)	369,000	38,571,570
Incyte Corp. (a)	166,900	15,737,001

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (a)	221,900	$19,351,899
Total		153,964,904
Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	582,700	27,736,520
Hologic, Inc. (a)	993,600	38,581,488
Total		66,318,008
Health Care Providers & Services 2.6%
Aetna, Inc.	96,900	11,187,105
AmerisourceBergen Corp.	373,100	30,139,018
Express Scripts Holding Co. (a)	893,000	62,983,290
McKesson Corp.	108,400	18,075,700
Total		122,385,113
Pharmaceuticals 7.5%
Johnson & Johnson	928,100	109,636,453
Merck & Co., Inc.	1,952,000	121,824,320
Pfizer, Inc.	3,604,200	122,074,254
Total		353,535,027
TOTAL HEALTH CARE		696,203,052
INDUSTRIALS 9.9%
Aerospace & Defense 3.6%
Boeing Co. (The)	699,500	92,152,130
Lockheed Martin Corp.	147,700	35,406,644
Raytheon Co.	317,500	43,221,275
Total		170,780,049
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	203,900	22,298,504
Airlines 2.2%
Delta Air Lines, Inc.	1,848,900	72,772,704
United Continental Holdings, Inc. (a)	609,300	31,969,971
Total		104,742,675
Commercial Services & Supplies 0.2%
Waste Management, Inc.	120,800	7,702,208
Electrical Equipment 0.7%
Emerson Electric Co.	624,100	34,019,691
Industrial Conglomerates 0.7%
3M Co.	183,800	32,391,074

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 2.0%
Illinois Tool Works, Inc.	762,900	$91,425,936
TOTAL INDUSTRIALS		463,360,137
INFORMATION TECHNOLOGY 21.7%
Communications Equipment 3.0%
Cisco Systems, Inc.	3,943,200	125,078,304
F5 Networks, Inc. (a)	125,100	15,592,464
Total		140,670,768
Internet Software & Services 6.6%
Alphabet, Inc., Class A (a)	104,100	83,702,646
Facebook, Inc., Class A (a)	1,202,000	154,180,540
VeriSign, Inc. (a)	931,700	72,896,208
Total		310,779,394
IT Services 2.3%
MasterCard, Inc., Class A	1,082,000	110,115,140
Semiconductors & Semiconductor Equipment 2.5%
QUALCOMM, Inc.	1,690,400	115,792,400
Software 4.3%
Electronic Arts, Inc. (a)	231,500	19,770,100
Microsoft Corp.	2,775,400	159,863,040
Red Hat, Inc. (a)	261,000	21,096,630
Total		200,729,770
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc. (b)	1,242,700	140,487,235
TOTAL INFORMATION TECHNOLOGY		1,018,574,707
MATERIALS 2.6%
Chemicals 2.1%
Dow Chemical Co. (The)	278,700	14,445,021
LyondellBasell Industries NV, Class A	1,044,600	84,257,436
Total		98,702,457
Metals & Mining 0.5%
Newmont Mining Corp.	648,800	25,491,352
TOTAL MATERIALS		124,193,809

Issuer	Shares	Value

Common Stocks (continued)
REAL ESTATE 2.7%
Equity Real Estate Investment Trusts (REITs) 2.7%
American Tower Corp.	145,800	$16,523,514
Digital Realty Trust, Inc.	255,600	24,823,872
Public Storage	230,700	51,478,398
Simon Property Group, Inc.	173,000	35,812,730
Total		128,638,514
TOTAL REAL ESTATE		128,638,514
TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.9%
CenturyLink, Inc.	1,596,100	43,781,023
Verizon Communications, Inc.	1,768,600	91,931,828
Total		135,712,851
TOTAL TELECOMMUNICATION SERVICES		135,712,851
UTILITIES 3.3%
Electric Utilities 1.6%
Entergy Corp.	982,700	75,402,571

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 1.7%
CenterPoint Energy, Inc.	1,201,000	$27,899,230
Public Service Enterprise Group, Inc.	1,215,800	50,905,546
Total		78,804,776
TOTAL UTILITIES		154,207,347
Total Common Stocks (Cost: $4,402,242,118)		$4,654,588,283

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.382% (c)(d)	50,595,019	$50,595,019
Total Money Market Funds (Cost: $50,595,019)		$50,595,019
Total Investments (Cost: $4,452,837,137)		$4,705,183,302(e	)
Other Assets & Liabilities, Net		(2,154,924)
Net Assets		$4,703,028,378

At September 30, 2016, securities totaling $3,244,535 were pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 Index	102	USD	55,090,200	12/2016	341,368	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	23,543,712	684,020,867	(656,969,560)	50,595,019	117,800	50,595,019

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	575,096,354	—	—	575,096,354
Consumer Staples	439,294,511	—	—	439,294,511
Energy	315,574,501	—	—	315,574,501
Financials	603,732,500	—	—	603,732,500
Health Care	696,203,052	—	—	696,203,052
Industrials	463,360,137	—	—	463,360,137
Information Technology	1,018,574,707	—	—	1,018,574,707
Materials	124,193,809	—	—	124,193,809
Real Estate	128,638,514	—	—	128,638,514
Telecommunication Services	135,712,851	—	—	135,712,851
Utilities	154,207,347	—	—	154,207,347
Total Common Stocks	4,654,588,283	—	—	4,654,588,283
Investments measured at net asset value
Money Market Funds	—	—	—	50,595,019
Total Investments	4,654,588,283	—	—	4,705,183,302
Derivatives
Assets
Futures Contracts	341,368	—	—	341,368
Total	4,654,929,651	—	—	4,705,524,670

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Dividend Opportunity Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.0%
CONSUMER DISCRETIONARY 3.1%
Automobiles 0.2%
Ford Motor Co.	341,860	$4,126,251
Leisure Products 1.2%
Mattel, Inc.	673,873	20,404,875
Multiline Retail 1.4%
Kohl’s Corp.	214,344	9,377,550
Macy’s, Inc.	209,903	7,776,906
Nordstrom, Inc.	142,025	7,368,257
Total		24,522,713
Specialty Retail 0.3%
Staples, Inc.	705,107	6,028,665
TOTAL CONSUMER DISCRETIONARY		55,082,504
CONSUMER STAPLES 16.8%
Food & Staples Retailing 0.6%
Wesfarmers Ltd.	311,260	10,552,066
Food Products 0.6%
Archer-Daniels-Midland Co.	84,356	3,557,293
Kraft Heinz Co. (The)	68,338	6,116,934
Total		9,674,227
Household Products 2.0%
Procter & Gamble Co. (The)	396,534	35,588,927
Tobacco 13.6%
Altria Group, Inc.	1,563,675	98,871,170
British American Tobacco PLC	501,453	32,042,930
Philip Morris International, Inc.	1,044,499	101,546,193
Reynolds American, Inc.	155,396	7,326,921
Total		239,787,214
TOTAL CONSUMER STAPLES		295,602,434
ENERGY 18.8%
Oil, Gas & Consumable Fuels 18.8%
Anadarko Petroleum Corp.	63,227	4,006,063
BP PLC, ADR	1,080,168	37,978,707
Chevron Corp.	887,032	91,293,333
Devon Energy Corp.	122,064	5,384,243
ENI SpA	583,547	8,403,858
Exxon Mobil Corp.	533,942	46,602,458
Hess Corp.	150,474	8,068,416

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	669,879	$48,847,577
Royal Dutch Shell PLC, Class A	942,367	23,378,523
Spectra Energy Corp.	309,822	13,244,890
Suncor Energy, Inc.	196,209	5,450,686
Total SA	388,146	18,387,114
Valero Energy Corp.	367,042	19,453,226
Total		330,499,094
TOTAL ENERGY		330,499,094
FINANCIALS 3.6%
Banks 2.1%
Bank of America Corp.	643,904	10,077,098
Bank of Montreal	177,149	11,615,660
JPMorgan Chase & Co.	126,745	8,439,949
PacWest Bancorp	148,535	6,373,637
Total		36,506,344
Capital Markets 0.6%
Invesco Ltd.	326,858	10,220,849
Insurance 0.9%
Principal Financial Group, Inc.	311,827	16,062,209
TOTAL FINANCIALS		62,789,402
HEALTH CARE 12.1%
Biotechnology 0.7%
AbbVie, Inc.	183,148	11,551,144
Pharmaceuticals 11.4%
Bristol-Myers Squibb Co.	207,003	11,161,602
GlaxoSmithKline PLC	748,333	15,936,301
Johnson & Johnson	471,531	55,701,957
Merck & Co., Inc.	690,431	43,089,799
Pfizer, Inc.	2,213,020	74,954,987
Total		200,844,646
TOTAL HEALTH CARE		212,395,790
INDUSTRIALS 2.2%
Aerospace & Defense 2.2%
BAE Systems PLC	1,401,854	9,521,144
Lockheed Martin Corp.	123,521	29,610,454
Total		39,131,598
TOTAL INDUSTRIALS		39,131,598

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 15.0%
Communications Equipment 3.8%
Cisco Systems, Inc.	1,891,860	$60,009,799
Telefonaktiebolaget LM Ericsson, Class B	936,854	6,765,294
Total		66,775,093
IT Services 2.1%
International Business Machines Corp.	184,707	29,340,707
Leidos Holdings, Inc.	157,395	6,812,056
Total		36,152,763
Semiconductors & Semiconductor Equipment 4.7%
Intel Corp.	1,706,158	64,407,464
Maxim Integrated Products, Inc.	151,279	6,040,570
QUALCOMM, Inc.	189,891	13,007,534
Total		83,455,568
Software 3.0%
Microsoft Corp.	920,778	53,036,813
Technology Hardware, Storage & Peripherals 1.4%
Seagate Technology PLC	628,970	24,246,794
TOTAL INFORMATION TECHNOLOGY		263,667,031
MATERIALS 3.9%
Chemicals 2.9%
CF Industries Holdings, Inc.	201,129	4,897,491
Dow Chemical Co. (The)	664,239	34,427,507
Eastman Chemical Co.	35,088	2,374,756
LyondellBasell Industries NV, Class A	125,213	10,099,681
Total		51,799,435
Containers & Packaging 1.0%
Graphic Packaging Holding Co.	168,395	2,355,846
Packaging Corp. of America	61,113	4,966,042
Westrock Co.	192,766	9,345,296
Total		16,667,184
TOTAL MATERIALS		68,466,619
TELECOMMUNICATION SERVICES 9.9%
Diversified Telecommunication Services 9.0%
AT&T, Inc.	2,666,606	108,290,870
BCE, Inc.	343,195	15,848,745
CenturyLink, Inc.	858,671	23,553,345
Orange SA	685,274	10,723,344
Total		158,416,304

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services 0.9%
Vodafone Group PLC	1,834,906	$5,273,907
Vodafone Group PLC, ADR	377,621	11,007,652
Total		16,281,559
TOTAL TELECOMMUNICATION SERVICES		174,697,863
UTILITIES 9.6%
Electric Utilities 6.8%
American Electric Power Co., Inc.	271,683	17,444,765
Duke Energy Corp.	319,366	25,562,055
Exelon Corp.	293,386	9,766,820
NextEra Energy, Inc.	76,305	9,333,628
PG&E Corp.	251,968	15,412,883
PPL Corp.	546,364	18,887,803
Xcel Energy, Inc.	556,458	22,892,682
Total		119,300,636
Multi-Utilities 2.8%
Ameren Corp.	366,851	18,041,732
DTE Energy Co.	158,451	14,842,105
Sempra Energy	148,058	15,870,337
Total		48,754,174
TOTAL UTILITIES		168,054,810
Total Common Stocks (Cost: $1,509,148,525)		$1,670,387,145

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 3.5%
Credit Suisse AG (a)
(linked to common stock of Hugo Boss AG)
11/23/16	7.150%	148,770	$7,365,603
(linked to common stock of Micron Technology, Inc.)
11/21/16	19.200%	1,155,480	18,741,886
Credit Suisse Securities (USA) LLC (a)
(linked to the common stock of American Airlines Group, Inc.)
11/04/16	14.500%	197,901	7,304,526
(linked to the common stock of Archer-Daniels-Midland Co.)
11/11/16	6.650%	140,746	5,980,298
(linked to the common stock of Delta Air Lines, Inc.)
11/04/16	13.050%	227,490	9,022,253
Deutsche Bank AG (linked to the common stock of United Airlines, Inc.) (a)
11/04/16	13.280%	115,805	5,856,490
JPMorgan Chase Bank NA (linked to common stock of Graphic Packaging Holding Co.) (a)
11/22/16	7.740%	457,147	6,441,201

Total Equity-Linked Notes (Cost: $60,325,411)			$60,712,257

	Shares	Value

Money Market Funds 4.6%
Columbia Short-Term Cash Fund, 0.382% (b)(c)	81,642,990	$81,642,990

Total Money Market Funds (Cost: $81,642,990)		$81,642,990

Total Investments
(Cost: $1,651,116,926)	$1,812,742,392(d)
Other Assets & Liabilities, Net	(54,372,384)
Net Assets	$1,758,370,008

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At September 30, 2016, the value of these securities amounted to $60,712,257 or 3.45% of net assets.

(b)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	26,028,790	583,811,504	(528,197,304)	81,642,990	126,617	81,642,990

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	55,082,504	—	—	55,082,504
Consumer Staples	253,007,438	42,594,996	—	295,602,434
Energy	280,329,599	50,169,495	—	330,499,094
Financials	62,789,402	—	—	62,789,402
Health Care	196,459,489	15,936,301	—	212,395,790
Industrials	29,610,454	9,521,144	—	39,131,598
Information Technology	256,901,737	6,765,294	—	263,667,031
Materials	68,466,619	—	—	68,466,619
Telecommunication Services	158,700,612	15,997,251	—	174,697,863
Utilities	168,054,810	—	—	168,054,810
Total Common Stocks	1,529,402,664	140,984,481	—	1,670,387,145
Equity-Linked Notes	—	60,712,257	—	60,712,257
Investments measured at net asset value
Money Market Funds	—	—	—	81,642,990
Total Investments	1,529,402,664	201,696,738	—	1,812,742,392

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Emerging Markets Bond Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 15.9%
BRAZIL 1.2%
Marfrig Holdings Europe BV (b)
06/08/23	8.000%	$600,000	$614,700
Minerva Luxembourg SA (b)
09/20/26	6.500%	1,000,000	980,876
Total			1,595,576
CHILE 1.1%
Cencosud SA (b)
02/12/45	6.625%	1,396,000	1,491,905
COLOMBIA 1.1%
Banco de Bogota SA Subordinated (b)
05/12/26	6.250%	1,400,000	1,486,387
GHANA 0.7%
Kosmos Energy Ltd. (b)
08/01/21	7.875%	487,000	472,390
08/01/21	7.875%	575,000	557,750
Total			1,030,140
GUATEMALA 1.4%
Agromercantil Senior Trust (b)
04/10/19	6.250%	246,000	255,840
Comcel Trust (b)
02/06/24	6.875%	1,106,000	1,137,189
Industrial Senior Trust (b)
11/01/22	5.500%	543,000	537,570
Total			1,930,599
MEXICO 5.6%
America Movil SAB de CV
12/05/22	6.450%	MXN10,860,000	544,631
BBVA Bancomer SA Subordinated (b)(c)
11/12/29	5.350%	1,180,000	1,188,685
Banco Mercantil del Norte SA Junior Subordinated (b)(c)(d)
10/04/31	0.000%	1,200,000	1,173,240
Cemex SAB de CV (b)
01/15/21	7.250%	729,000	780,759
04/16/26	7.750%	936,000	1,034,280
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index) (b)
12/15/35	5.950%	MXN9,469,515	496,094
Elementia SAB de CV (b)
01/15/25	5.500%	380,000	387,600

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
MEXICO (CONTINUED)
Grupo Posadas SAB de CV (b)
06/30/22	7.875%	$1,376,000	$1,431,040
Grupo Televisa SAB
05/14/43	7.250%	MXN7,940,000	354,993
Mexichem SAB de CV (b)
09/17/44	5.875%	326,000	311,737
Total			7,703,059
PANAMA 0.5%
Panama Canal Railway Co. (b)
11/01/26	7.000%	705,749	703,985
PERU 1.5%
Cementos Pacasmayo SAA (b)
02/08/23	4.500%	150,000	152,625
Union Andina de Cementos SAA (b)
10/30/21	5.875%	184,000	193,181
Volcan Cia Minera SAA (b)
02/02/22	5.375%	1,800,000	1,757,250
Total			2,103,056
RUSSIAN FEDERATION 1.2%
Global Ports Finance PLC (b)
09/22/23	6.500%	1,643,000	1,653,269
UKRAINE 0.9%
MHP SA (b)
04/02/20	8.250%	1,011,000	970,560
04/02/20	8.250%	250,000	240,050
Total			1,210,610
UNITED STATES 0.7%
Mexico City Airport Trust (b)
10/31/26	4.250%	900,000	902,250
Total Corporate Bonds & Notes (Cost: $22,248,028)			$21,810,836

Foreign Government Obligations(a)(e) 77.8%
ANGOLA 0.4%
Angolan Government International Bond (b)
11/12/25	9.500%	500,000	496,875
ARGENTINA 6.4%
Argentina Republic Government International Bond (b)
04/22/21	6.875%	1,030,000	1,121,155

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(e) (continued)
ARGENTINA (CONTINUED)
04/22/26	7.500%	$520,000		$586,560
07/06/28	6.625%		700,000	740,279
07/06/36	7.125%		500,000	530,209
Argentina Republic Government International Bond (c)
12/31/33	8.280%		1,219,773	1,363,096
City of Buenos Aires Argentina (b)
06/01/27	7.500%		800,000	871,200
Provincia de Buenos Aires (b)
06/09/21	9.950%		450,000	517,500
03/16/24	9.125%		1,300,000	1,454,375
Provincia de Cordoba (b)
06/10/21	7.125%		600,000	628,500
YPF SA (b)
03/23/21	8.500%		500,000	555,625
07/28/25	8.500%		400,000	438,000
Total				8,806,499
BRAZIL 4.1%
Brazil Minas SPE via State of Minas Gerais (b)
02/15/28	5.333%		1,000,000	985,000
Brazilian Government International Bond
01/07/25	4.250%		400,000	399,000
01/07/41	5.625%		3,150,000	3,126,375
Petrobras Global Finance BV
01/27/21	5.375%		1,175,000	1,161,781
Total				5,672,156
COLOMBIA 2.3%
Colombia Government International Bond
06/28/27	9.850%	COP	1,484,000,000	627,989
01/18/41	6.125%		808,000	981,229
Ecopetrol SA
01/16/25	4.125%		326,000	316,530
09/18/43	7.375%		920,000	968,300
Emgesa SA ESP (b)
01/25/21	8.750%	COP	998,000,000	335,170
Total				3,229,218
COSTA RICA 1.8%
Costa Rica Government International Bond (b)
03/12/45	7.158%		2,274,000	2,450,235
CROATIA 1.6%
Croatia Government International Bond (b)
01/26/24	6.000%		1,361,000	1,565,150
Hrvatska Elektroprivreda (b)
10/23/22	5.875%		600,000	658,261
Total				2,223,411

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(e) (continued)
DOMINICAN REPUBLIC 6.8%
Banco de Reservas de la Republica Dominicana Subordinated (b)
02/01/23	7.000%	$1,287,000		$1,325,610
Dominican Republic International Bond (b)
07/05/19	14.500%	DOP	37,990,000	912,007
01/08/21	14.000%	DOP	29,158,000	700,981
01/29/26	6.875%		1,600,000	1,860,000
04/20/27	8.625%		2,410,000	2,952,250
04/30/44	7.450%		1,086,000	1,295,055
01/27/45	6.850%		271,000	303,520
Total				9,349,423
ECUADOR 1.7%
Ecuador Government International Bond (b)
03/24/20	10.500%		1,021,000	1,038,868
03/28/22	10.750%		1,300,000	1,313,139
Total				2,352,007
EGYPT 0.3%
Egypt Government International Bond (b)
06/11/25	5.875%		400,000	381,000
EL SALVADOR 0.6%
El Salvador Government International Bond (b)
01/18/27	6.375%		373,000	374,865
04/10/32	8.250%		412,000	458,865
Total				833,730
GABON 0.5%
Gabon Government International Bond (b)
12/12/24	6.375%		783,882	717,056
GEORGIA 1.3%
Georgian Railway JSC (b)
07/11/22	7.750%		1,589,000	1,787,625
GHANA 1.4%
Ghana Government International Bond (b)
09/15/22	9.250%		550,000	564,438
08/07/23	7.875%		515,000	479,604
01/18/26	8.125%		261,000	242,414
10/14/30	10.750%		600,000	701,250
Total				1,987,706
GUATEMALA 0.7%
Guatemala Government Bond (b)
05/03/26	4.500%		650,000	679,712
02/13/28	4.875%		200,000	217,000
Total				896,712

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(e) (continued)
HONDURAS 0.3%
Honduras Government International Bond (b)
03/15/24	7.500%	$300,000		$340,500
HUNGARY 1.6%
Hungary Government International Bond
11/22/23	5.750%		284,000	334,410
03/29/41	7.625%		868,000	1,361,545
Magyar Export-Import Bank Zrt. (b)
02/12/18	5.500%		508,000	532,765
Total				2,228,720
INDONESIA 9.9%
Indonesia Government International Bond (b)
01/08/26	4.750%		1,300,000	1,452,750
01/17/38	7.750%		1,986,000	2,872,086
01/17/38	7.750%		500,000	723,083
01/15/45	5.125%		300,000	342,097
Indonesia Treasury Bond
03/15/24	8.375%	IDR	19,000,000,000	1,574,477
05/15/28	6.125%	IDR	15,063,000,000	1,054,373
03/15/29	9.000%	IDR	5,500,000,000	480,423
PT Pertamina Persero (b)
05/03/42	6.000%		1,335,000	1,469,620
PT Perusahaan Listrik Negara (b)
11/22/21	5.500%		3,311,000	3,684,977
Total				13,653,886
IVORY COAST 1.4%
Ivory Coast Government International Bond (b)
07/23/24	5.375%		300,000	301,125
07/23/24	5.375%		446,000	448,319
03/03/28	6.375%		772,000	808,670
Ivory Coast Government International Bond (b)(c)
12/31/32	5.750%		322,740	317,157
Total				1,875,271
JAMAICA 1.4%
Jamaica Government International Bond
04/28/28	6.750%		750,000	856,875
03/15/39	8.000%		300,000	358,500
07/28/45	7.875%		600,000	706,500
Total				1,921,875
KAZAKHSTAN 1.6%
KazMunayGas National Co. JSC (b)
07/02/18	9.125%		154,000	169,978
05/05/20	7.000%		1,062,000	1,178,820
Kazakhstan Government International Bond (b)
07/21/25	5.125%		450,000	507,375
07/21/45	6.500%		300,000	373,950
Total				2,230,123

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(e) (continued)
MEXICO 7.8%
Banco Nacional de Comercio Exterior SNC (b)
10/14/25	4.375%	$1,100,000		$1,144,814
Banco Nacional de Comercio Exterior SNC (b)(c)
Subordinated
08/11/26	3.800%	600,000		582,570
Comision Federal de Electricidad (b)
06/16/45	6.125%	700,000		749,000
Mexican Bonos
06/09/22	6.500%	MXN	21,570,000	1,145,606
06/03/27	7.500%	MXN	30,720,000	1,752,590
Mexico Government International Bond
01/23/46	4.600%	543,000		550,466
Petroleos Mexicanos
01/23/26	4.500%	299,000		289,970
11/12/26	7.470%	MXN	4,700,000	221,090
06/02/41	6.500%	3,844,000		3,738,290
Petroleos Mexicanos (b)
09/12/24	7.190%	MXN	600,000	28,579
08/04/26	6.875%	500,000		561,870
Total				10,764,845
MOROCCO 0.3%
Morocco Government International Bond (b)
12/11/22	4.250%	418,000		443,080
NETHERLANDS 1.9%
Petrobras Global Finance BV
05/23/21	8.375%	2,400,000		2,616,000
PAKISTAN 0.9%
Pakistan Government International Bond (b)
12/03/19	6.750%	532,000		560,261
04/15/24	8.250%	600,000		656,945
Total				1,217,206
PARAGUAY 0.3%
Paraguay Government International Bond (b)
08/11/44	6.100%	407,000		462,963
PERU 0.5%
Corporacion Financiera de Desarrollo SA (b)
07/15/19	3.250%	400,000		413,000
Peruvian Government International Bond (b)(d)
08/12/28	6.350%	PEN	1,000,000	295,155
Total				708,155
REPUBLIC OF NAMIBIA 0.7%
Namibia International Bonds (b)
11/03/21	5.500%	885,000		953,632

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(e) (continued)
RUSSIAN FEDERATION 6.3%
Gazprom Neft OAO Via GPN Capital SA (b)
09/19/22	4.375%	$1,266,000	$1,272,330
Gazprom OAO Via Gaz Capital SA (b)
03/07/22	6.510%	1,205,000	1,337,791
03/07/22	6.510%	400,000	444,080
02/06/28	4.950%	800,000	803,000
08/16/37	7.288%	1,096,000	1,291,351
Russian Agricultural Bank OJSC Via RSHB Capital SA (b)
12/27/17	5.298%	814,000	834,350
Russian Foreign Bond - Eurobond (b)
04/04/22	4.500%	200,000	215,504
04/04/42	5.625%	800,000	924,000
Vnesheconombank Via VEB Finance PLC (b)
11/21/23	5.942%	1,100,000	1,161,897
11/22/25	6.800%	354,000	390,285
Total			8,674,588
SENEGAL 0.8%
Senegal Government International Bond (b)
07/30/24	6.250%	1,019,000	1,053,391
SERBIA 0.9%
Serbia International Bond (b)
12/03/18	5.875%	342,000	362,520
09/28/21	7.250%	700,000	814,828
Total			1,177,348
TRINIDAD AND TOBAGO 1.9%
Petroleum Co. of Trinidad & Tobago Ltd. (b)
08/14/19	9.750%	2,311,000	2,559,432
TUNISIA 0.4%
Banque Centrale de Tunisie International Bond (b)
01/30/25	5.750%	597,000	584,314
TURKEY 4.2%
Export Credit Bank of Turkey (b)
04/24/19	5.875%	467,000	485,680
09/23/21	5.000%	418,000	420,090
Turkey Government International Bond
03/30/21	5.625%	1,655,000	1,762,575
03/25/22	5.125%	250,000	260,000
09/26/22	6.250%	250,000	274,375
04/14/26	4.250%	597,000	583,902
03/17/36	6.875%	1,132,000	1,321,157
02/17/45	6.625%	560,000	652,719
Total			5,760,498

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(e) (continued)
TURKEY (CONTINUED)
URUGUAY 0.4%
Uruguay Government International Bond
11/20/45	4.125%	$650,000	$609,375
VENEZUELA 4.0%
Petroleos de Venezuela SA (b)
11/17/21	9.000%	536,480	304,184
05/16/24	6.000%	9,295,356	3,972,835
Venezuela Government International Bond (b)
10/13/19	7.750%	2,050,000	1,259,725
Total			5,536,744
ZAMBIA 0.4%
Zambia Government International Bond (b)
04/14/24	8.500%	200,000	196,540
07/30/27	8.970%	400,000	394,000
Total			590,540
Total Foreign Government Obligations (Cost: $103,196,992)			$107,146,139
		Shares	Value

Money Market Funds 5.8%
Columbia Short-Term Cash Fund, 0.382% (f)(g)		8,050,411	$8,050,411
Total Money Market Funds (Cost: $8,050,411)			$8,050,411
Total Investments
(Cost: $133,495,431) (h)			$137,007,386(i)
Other Assets & Liabilities, Net			695,309
Net Assets			$137,702,695

At September 30, 2016, cash totaling $64,300 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	10/28/2016	27,250,000 MXN	1,395,126 USD	—	(6,199)
Citi	10/28/2016	2,857,290,000 COP	976,618 USD	—	(9,562)
Credit Suisse	10/13/2016	2,848,000 EUR	3,195,741 USD	—	(4,942)
Total				—	(20,703)

Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	34	USD	4,458,250	12/2016	—	(4,572)
U.S. Ultra Bond	4	USD	735,500	12/2016	—	(13,913)
Total			5,193,750		—	(18,485)

Credit Default Swap Contracts Outstanding at September 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	People’s Republic of China	12/20/2021	1.000	USD	1,200,000	3,841	4,114	—	(367)	—	(640)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2016, the value of these securities amounted to $96,607,833 or 70.16% of net assets.

(c)	Variable rate security.
(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)	Principal and interest may not be guaranteed by the government.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,977,237	43,848,584	(49,775,410)	8,050,411	29,095	8,050,411

(g)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(h)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $133,495,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$7,111,000
Unrealized Depreciation	(3,599,000)
Net Unrealized Appreciation	$3,512,000

(i)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	21,810,836	—	21,810,836
Foreign Government Obligations	—	105,533,151	1,612,988	107,146,139
Investments measured at net asset value
Money Market Funds	—	—	—	8,050,411
Total Investments	—	127,343,987	1,612,988	137,007,386
Derivatives
Liabilities
Forward Foreign Currency Exchange Contracts	—	(20,703)	—	(20,703)
Futures Contracts	(18,485)	—	—	(18,485)
Swap Contracts	—	(640)	—	(640)
Total	(18,485)	127,322,644	1,612,988	136,967,558

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

Foreign Government Obligations ($)
Balance as of December 31, 2015	1,640,671
Increase (decrease) in accrued discounts/premiums	(13,951)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	(13,732)
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2016	1,612,988

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2016 was $(13,732).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain foreign government obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Portfolio of Investments

Columbia Variable Portfolio – Emerging Markets Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.1%
ARGENTINA 0.8%
Banco Macro SA, ADR	29,412	$2,301,489
Globant SA (a)	33,617	1,415,948
Pampa Energia SA, ADR (a)	53,755	1,741,662
Total		5,459,099
BRAZIL 5.0%
AmBev SA, ADR	1,501,800	9,145,962
BB Seguridade Participacoes SA	435,200	4,014,575
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	986,000	5,123,811
Fleury SA	184,900	2,213,353
Itaú Unibanco Holding SA, ADR	332,377	3,636,204
Multiplus SA	180,400	2,454,592
Telefonica Brasil SA, ADR	136,322	1,972,579
Ultrapar Participacoes SA	231,000	5,113,445
Total		33,674,521
CHINA 22.0%
58.Com, Inc., ADR (a)	106,411	5,071,548
AAC Technologies Holdings, Inc.	333,000	3,364,641
Alibaba Group Holding Ltd., ADR (a)	258,344	27,330,212
ANTA Sports Products Ltd.	1,774,000	4,850,583
Baidu, Inc., ADR (a)	12,856	2,340,692
China Animal Healthcare Ltd. (a)(b)	4,603,000	308,592
China Biologic Products, Inc. (a)	35,006	4,357,547
China Mobile Ltd.	1,841,500	22,621,665
Ctrip.com International Ltd., ADR (a)	153,555	7,151,056
ENN Energy Holdings Ltd.	470,000	2,300,888
Nexteer Automotive Group Ltd.	1,231,000	1,609,523
Ping An Insurance Group Co. of China Ltd., Class H	3,080,500	16,148,563
Shenzhou International Group Holdings Ltd.	1,214,000	8,495,385
Spring Airlines Co., Ltd., Class A	333,213	2,259,195
Tencent Holdings Ltd.	1,220,300	33,926,825
Vipshop Holdings Ltd., ADR (a)	190,173	2,789,838
Zhuzhou CRRC Times Electric Co., Ltd., Class H	451,500	2,358,697
Total		147,285,450
HONG KONG 2.3%
AIA Group Ltd.	1,382,000	9,293,596
Techtronic Industries Co., Ltd.	1,558,500	6,105,104
Total		15,398,700
INDIA 12.6%
Asian Paints Ltd.	139,653	2,438,004
Bharat Petroleum Corp., Ltd.	950,889	8,760,772

Issuer	Shares	Value

Common Stocks (continued)
INDIA (CONTINUED)
Bharti Infratel Ltd.	469,366	$2,582,670
Britannia Industries Ltd.	74,796	3,783,885
Dish TV India Ltd. (a)	1,585,437	2,222,410
Dr. Reddy’s Laboratories Ltd.	61,660	2,877,236
Eicher Motors Ltd.	19,867	7,425,060
Havells India Ltd	265,831	1,672,744
HCL Technologies Ltd.	472,907	5,689,623
HDFC Bank Ltd., ADR	130,620	9,390,272
Hindustan Petroleum Corp., Ltd.	266,331	1,698,201
Indraprastha Gas Ltd.	341,419	3,992,318
IndusInd Bank Ltd.	187,070	3,367,876
InterGlobe Aviation Ltd.	105,974	1,461,033
ITC Ltd.	1,827,819	6,632,897
Jubilant Foodworks Ltd.	71,183	1,033,644
Natco Pharma Ltd.	242,780	2,180,956
Petronet LNG Ltd.	579,158	3,005,514
Syngene International Ltd.	341,850	2,442,837
UPL Ltd.	608,124	6,172,130
Yes Bank Ltd.	87,263	1,648,909
Zee Entertainment Enterprises Ltd.	521,300	4,291,190
Total		84,770,181
INDONESIA 7.5%
PT Ace Hardware Indonesia Tbk	54,453,100	3,656,986
PT Astra International Tbk	4,161,400	2,640,509
PT Bank Central Asia Tbk	2,321,100	2,799,638
PT Bank Rakyat Indonesia Persero Tbk	9,552,800	8,963,755
PT Matahari Department Store Tbk	3,783,300	5,372,032
PT Mitra Keluarga Karyasehat Tbk	10,472,100	2,242,726
PT Nippon Indosari Corpindo Tbk	22,936,800	2,972,714
PT Pakuwon Jati Tbk	74,893,600	3,890,411
PT Sumber Alfaria Trijaya Tbk	11,644,300	468,413
PT Surya Citra Media Tbk	10,963,000	2,359,534
PT Telekomunikasi Indonesia Persero Tbk	44,125,300	14,693,181
Total		50,059,899
KENYA 0.2%
Safaricom Ltd.	7,044,200	1,387,283
MALAYSIA 1.1%
MyEg Services Bhd	4,479,500	2,476,519
Tenaga Nasional Bhd	1,466,000	5,069,230
Total		7,545,749
MEXICO 2.8%
Alfa SAB de CV, Class A	2,753,300	4,288,331

Issuer	Shares	Value

Common Stocks (continued)
MEXICO (CONTINUED)
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	297,548	$5,174,360
Grupo Aeroportuario del Centro Norte Sab de CV	638,228	3,762,269
Grupo Financiero Banorte SAB de CV, Class O	1,107,300	5,812,971
Total		19,037,931
PERU 1.0%
Credicorp Ltd.	44,493	6,772,724
PHILIPPINES 1.7%
GT Capital Holdings, Inc.	144,420	4,304,461
Jollibee Foods Corp.	319,410	1,628,508
Metropolitan Bank & Trust Co.	2,037,561	3,590,622
Robinsons Retail Holdings, Inc.	1,022,330	1,585,909
Total		11,109,500
RUSSIAN FEDERATION 8.9%
Lukoil PJSC, ADR	222,378	10,837,592
Magnit PJSC	44,483	7,360,823
Mail.ru Group Ltd., GDR (a)(c)	137,491	2,411,592
Moscow Exchange MICEX-Rights PJSC	4,253,070	8,574,547
Sberbank of Russia PJSC, ADR	914,020	8,571,679
X5 Retail Group NV GDR, Registered Shares (a)(c)	509,579	14,762,504
Yandex NV, Class A (a)	341,065	7,179,418
Total		59,698,155
SOUTH AFRICA 6.2%
Aspen Pharmacare Holdings Ltd.	107,493	2,428,335
AVI Ltd.	616,361	4,219,866
Clicks Group Ltd.	272,025	2,520,134
Discovery Ltd.	350,202	2,883,791
EOH Holdings Ltd.	172,518	2,107,806
Naspers Ltd., Class N	136,695	23,660,463
SPAR Group Ltd. (The)	249,685	3,497,501
Total		41,317,896
SOUTH KOREA 11.2%
AMOREPACIFIC Corp.	13,304	4,717,895
Caregen Co., Ltd.	18,181	1,697,447
Coway Co., Ltd.	42,442	3,686,737
Cuckoo Electronics Co., Ltd.	19,515	2,536,139
Duk San Neolux Co., Ltd. (a)	43,954	1,246,283
Hugel, Inc. (a)	2,182	846,965
Hyundai Steel Co.	74,480	3,462,186
I-SENS, Inc. (a)	34,558	999,263

Issuer	Shares	Value

Common Stocks (continued)
SOUTH KOREA (CONTINUED)
Korea Electric Power Corp.	67,461	$3,304,659
KT&G Corp.	31,309	3,565,450
LG Uplus Corp.	313,299	3,350,600
LIG Nex1 Co., Ltd.	64,645	4,887,631
Macquarie Korea Infrastructure Fund	158,874	1,270,877
Osstem Implant Co., Ltd. (a)	21,783	1,211,171
Samchuly Bicycle Co., Ltd.	860	10,974
Samsung Electronics Co., Ltd.	14,781	21,532,405
Samsung SDI Co., Ltd.	42,189	3,705,730
SK Hynix, Inc.	246,566	9,051,425
SK Innovation Co., Ltd.	25,648	3,800,191
Total		74,884,028
TAIWAN 8.1%
Advanced Semiconductor Engineering, Inc.	2,245,000	2,696,159
Eclat Textile Co., Ltd.	169,583	2,031,829
eMemory Technology, Inc.	477,000	5,116,646
Feng TAY Enterprise Co., Ltd.	612,640	2,726,023
Land Mark Optoelectronics Corp.	231,000	2,562,934
Largan Precision Co., Ltd.	46,000	5,606,319
Taiwan Paiho., Ltd.	1,744,000	6,251,274
Taiwan Semiconductor Manufacturing Co., Ltd.	3,834,838	22,541,728
Tung Thih Electronic Co., Ltd.	132,000	1,861,632
Voltronic Power Technology Corp.	208,952	3,270,406
Total		54,664,950
THAILAND 4.1%
Kasikornbank PCL, Foreign Registered Shares	1,410,500	7,655,258
Krungthai Card PCL	695,565	2,970,940
Mega Lifesciences PCL, Foreign Registered Shares	2,248,200	1,235,079
Muangthai Leasing PCL, Foreign Registered Shares	6,229,100	3,332,788
Siam Commercial Bank PCL (The), Foreign Registered Shares	1,172,800	5,033,116
Srisawad Power 1979 PCL	3,314,235	3,453,543
Thai Union Group PCL	6,710,100	4,154,182
Total		27,834,906
TURKEY 1.0%
Coca-Cola Icecek AS	126,885	1,544,098
Turk Traktor ve Ziraat Makineleri AS	39,332	1,067,508
Ulker Biskuvi Sanayi AS	558,546	3,979,245
Total		6,590,851

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM 0.4%
Randgold Resources Ltd.	15,883	$1,602,678
Tullow Oil PLC (a)	348,880	1,144,520
Total		2,747,198
UNITED STATES 1.2%
Atento SA (a)	129,515	1,098,287
Luxoft Holding, Inc. (a)	55,089	2,911,454
Universal Display Corp. (a)	74,916	4,158,587
Total		8,168,328
Total Common Stocks (Cost: $574,056,747)		$658,407,349

Preferred Stocks 0.7%
SOUTH KOREA 0.7%
Samsung Electronics Co., Ltd.	3,560	$4,182,292
Total Preferred Stocks (Cost: $3,690,027)		$4,182,292

	Shares	Value

Money Market Funds 1.4%
Columbia Short-Term Cash Fund, 0.382% (d)(e)	9,576,997	$9,576,997
Total Money Market Funds (Cost: $9,576,997)		$9,576,997
Total Investments
(Cost: $587,323,771) (f)		$672,166,638(g)
Other Assets & Liabilities, Net		(1,106,304)
Net Assets		$671,060,334

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2016, the value of these securities amounted to $308,592, which represents 0.05% of net assets.

(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At September 30, 2016, the value of these securities amounted to $17,174,096 or 2.56% of net assets.

(d)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	42,668,884	348,558,120	(381,650,007)	9,576,997	56,689	9,576,997

(f)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $587,324,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$102,627,000
Unrealized Depreciation	(17,784,000)
Net Unrealized Appreciation	$84,843,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Argentina	5,459,099	—	—	5,459,099
Brazil	33,674,521	—	—	33,674,521
China	49,040,893	97,935,965	308,592	147,285,450
Hong Kong	—	15,398,700	—	15,398,700
India	9,390,272	75,379,909	—	84,770,181
Indonesia	—	50,059,899	—	50,059,899
Kenya	—	1,387,283	—	1,387,283
Malaysia	—	7,545,749	—	7,545,749
Mexico	19,037,931	—	—	19,037,931
Peru	6,772,724	—	—	6,772,724
Philippines	—	11,109,500	—	11,109,500
Russian Federation	18,017,010	41,681,145	—	59,698,155
South Africa	—	41,317,896	—	41,317,896
South Korea	—	74,884,028	—	74,884,028
Taiwan	—	54,664,950	—	54,664,950
Thailand	—	27,834,906	—	27,834,906
Turkey	—	6,590,851	—	6,590,851
United Kingdom	—	2,747,198	—	2,747,198
United States	8,168,328	—	—	8,168,328
Total Common Stocks	149,560,778	508,537,979	308,592	658,407,349
Preferred Stocks
South Korea	—	4,182,292	—	4,182,292
Investments measured at net asset value
Money Market Funds	—	—	—	9,576,997
Total Investments	149,560,778	512,720,271	308,592	672,166,638

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Portfolio of Investments

Columbia Variable Portfolio – Global Bond Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 28.8%
AUSTRALIA 1.3%
Woodside Finance Ltd. (a)
03/05/25	3.650%	$2,220,000	$2,238,495
CANADA 1.1%
BC ULC/New Red Finance, Inc. (a)
01/15/22	4.625%	43,000	44,720
04/01/22	6.000%	36,000	37,710
Canadian Natural Resources Ltd.
03/15/38	6.250%	400,000	447,473
Cenovus Energy, Inc.
09/15/43	5.200%	350,000	314,288
MDC Partners, Inc. (a)
05/01/24	6.500%	129,000	119,325
NOVA Chemicals Corp. (a)
05/01/25	5.000%	46,000	46,575
Teck Resources Ltd.
07/15/41	6.250%	36,000	34,470
Teck Resources Ltd. (a)
06/01/24	8.500%	31,000	35,495
Thomson Reuters Corp.
05/23/43	4.500%	525,000	535,089
Valeant Pharmaceuticals International, Inc. (a)
05/15/23	5.875%	120,000	103,500
04/15/25	6.125%	213,000	183,446
Videotron Ltd. (a)
06/15/24	5.375%	56,000	58,240
Total			1,960,331
FRANCE 0.1%
SFR Group SA (a)
05/15/22	6.000%	82,000	83,640
05/01/26	7.375%	104,000	106,308
Total			189,948
GERMANY —%
Unitymedia GmbH (a)
01/15/25	6.125%	14,000	14,682
IRELAND 0.1%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/01/21	5.000%	42,000	44,835
Allegion PLC
09/15/23	5.875%	45,000	48,487
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
05/15/24	7.250%	40,000	42,600
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	61,000	63,135
Total			199,057

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
ITALY 0.1%
Telecom Italia Capital SA
09/30/34	6.000%	$35,000	$34,659
Telecom Italia SpA (a)
05/30/24	5.303%	19,000	19,380
Wind Acquisition Finance SA (a)
07/15/20	4.750%	125,000	125,937
Total			179,976
LUXEMBOURG 0.1%
ARD Finance SA (a)
09/15/23	7.125%	30,000	29,850
ArcelorMittal (b)
02/25/22	7.250%	20,000	22,675
Camelot Finance SA (a)(c)
10/15/24	7.875%	25,000	25,781
FAGE International SA/USA Dairy Industry, Inc. (a)
08/15/26	5.625%	34,000	35,020
INEOS Group Holdings SA (a)
02/15/19	5.875%	56,000	57,120
08/01/24	5.625%	36,000	35,325
Total			205,771
MEXICO 0.9%
Grupo Bimbo SAB de CV (a)
06/27/44	4.875%	1,580,000	1,565,515
NETHERLANDS 0.5%
Constellium NV (a)
05/15/24	5.750%	38,000	35,150
LYB International Finance BV
03/15/44	4.875%	415,000	448,318
Schaeffler Finance BV (a)
05/15/21	4.250%	75,000	76,875
05/15/21	4.750%	55,000	56,952
Sensata Technologies BV (a)
10/01/25	5.000%	47,000	48,058
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	73,000	73,339
Ziggo Secured Finance BV (a)
01/15/27	5.500%	97,000	96,879
Total			835,571
UKRAINE 0.2%
MHP SA (a)
04/02/20	8.250%	397,000	381,120

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED KINGDOM 0.8%
Sky PLC (a)
11/26/22	3.125%	$1,125,000	$1,157,390
Virgin Media Finance PLC (a)
10/15/24	6.000%	39,000	40,365
01/15/25	5.750%	93,000	94,163
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	7,000	7,105
Total			1,299,023
UNITED STATES 23.6%
AES Corp. (The)
07/01/21	7.375%	61,000	69,997
05/15/26	6.000%	28,000	29,610
AMC Networks, Inc.
04/01/24	5.000%	45,000	45,281
APX Group, Inc.
12/01/19	6.375%	56,000	57,050
12/01/22	7.875%	109,000	114,177
APX Group, Inc. (a)
12/01/22	7.875%	13,000	13,618
AT&T, Inc.
06/15/45	4.350%	1,400,000	1,379,074
Acadia Healthcare Co., Inc.
07/01/22	5.125%	55,000	54,450
03/01/24	6.500%	16,000	16,760
Aircastle Ltd.
02/15/22	5.500%	17,000	18,318
04/01/23	5.000%	15,000	15,713
Alere, Inc. (a)
07/01/23	6.375%	44,000	44,880
Allegion US Holding Co., Inc.
10/01/21	5.750%	36,000	37,575
Alliance Data Systems Corp. (a)
08/01/22	5.375%	198,000	193,050
Alliant Holdings Intermediate LP (a)
08/01/23	8.250%	4,000	4,065
Ally Financial, Inc.
09/30/24	5.125%	70,000	74,200
03/30/25	4.625%	333,000	341,325
Subordinated
11/20/25	5.750%	16,000	16,740
Altice US Finance I Corp. (a)
07/15/23	5.375%	39,000	40,316
05/15/26	5.500%	77,000	79,117
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	127,000	131,762
Amsurg Corp.
07/15/22	5.625%	48,000	49,080
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	41,000	43,870

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Angus Chemical Co. (a)
02/15/23	8.750%	$61,000	$62,220
Anheuser-Busch InBev Finance, Inc.
02/01/26	3.650%	300,000	322,200
02/01/46	4.900%	300,000	356,934
Antero Resources Corp.
12/01/22	5.125%	82,000	82,615
Appalachian Power Co.
05/15/44	4.400%	800,000	864,536
Aramark Services, Inc.
01/15/24	5.125%	22,000	22,880
Asbury Automotive Group, Inc.
12/15/24	6.000%	57,000	58,995
Ball Corp.
12/15/20	4.375%	40,000	42,700
Beacon Roofing Supply, Inc.
10/01/23	6.375%	22,000	23,760
Beazer Homes USA, Inc. (a)
03/15/22	8.750%	17,000	17,935
Berkshire Hathaway Energy Co.
02/01/45	4.500%	150,000	167,590
Berry Plastics Corp.
05/15/22	5.500%	58,000	60,030
10/15/22	6.000%	26,000	27,430
07/15/23	5.125%	63,000	63,945
Boyd Gaming Corp.
05/15/23	6.875%	14,000	15,155
Boyd Gaming Corp. (a)
04/01/26	6.375%	19,000	20,378
CB Richard Ellis Services, Inc.
03/15/25	5.250%	137,000	146,837
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	135,000	140,400
CCO Holdings LLC/Capital Corp. (a)
05/01/25	5.375%	55,000	57,681
02/15/26	5.750%	49,000	51,940
05/01/26	5.500%	2,000	2,085
05/01/27	5.875%	38,000	40,470
CHS/Community Health Systems, Inc.
08/01/21	5.125%	42,000	41,685
02/01/22	6.875%	70,000	60,200
CNA Financial Corp.
03/01/26	4.500%	330,000	357,359
CSC Holdings LLC
11/15/21	6.750%	95,000	100,462
CSC Holdings LLC (a)
10/15/25	6.625%	95,000	103,075
10/15/25	10.875%	81,000	94,972
CVS Health Corp.
06/01/26	2.875%	345,000	350,112
CalAtlantic Group, Inc.
11/15/24	5.875%	34,000	36,380

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Callon Petroleum Co. (a)(c)
10/01/24	6.125%	$13,000	$13,455
Calpine Corp. (a)
01/15/22	6.000%	83,000	86,942
01/15/24	5.875%	32,000	33,800
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	169,000	167,310
Centene Corp.
05/15/22	4.750%	44,000	45,430
02/15/24	6.125%	83,000	90,055
CenturyLink, Inc.
04/01/24	7.500%	52,000	55,510
04/01/25	5.625%	108,000	103,410
Cequel Communications Holdings I LLC/Capital Corp. (a)
09/15/20	6.375%	89,000	91,670
12/15/21	5.125%	40,000	40,000
07/15/25	7.750%	30,000	32,400
Change Healthcare Holdings, Inc. (a)
02/15/21	6.000%	36,000	37,980
Chemours Co. (The)
05/15/23	6.625%	55,000	53,625
05/15/25	7.000%	64,000	62,880
Cheniere Corpus Christi Holdings LLC (a)
06/30/24	7.000%	27,000	29,160
Columbia Pipeline Group, Inc.
06/01/45	5.800%	535,000	634,851
Concho Resources, Inc.
04/01/23	5.500%	158,000	162,937
Constellation Brands, Inc.
05/01/23	4.250%	44,000	46,585
11/15/24	4.750%	42,000	45,465
12/01/25	4.750%	9,000	9,720
Continental Resources, Inc.
06/01/24	3.800%	74,000	67,710
ConvaTec Finance International SA Junior Subordinated PIK (a)
01/15/19	8.250%	37,000	37,000
CrownRock LP/Finance, Inc. (a)
02/15/23	7.750%	83,000	89,017
CyrusOne LP/Finance Corp.
11/15/22	6.375%	77,000	81,548
DISH DBS Corp.
06/01/21	6.750%	31,000	33,480
03/15/23	5.000%	76,000	73,910
11/15/24	5.875%	25,000	24,688
DISH DBS Corp. (a)
07/01/26	7.750%	100,000	106,250
DTE Energy Co.
12/01/23	3.850%	130,000	141,996
06/01/24	3.500%	750,000	798,917
DTE Energy Co. (c)
10/01/26	2.850%	200,000	198,512

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
DaVita, Inc.
05/01/25	5.000%	$62,000	$62,232
Denbury Resources, Inc. (a)
05/15/21	9.000%	53,000	55,518
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a)
06/15/21	5.875%	29,000	30,812
06/15/23	5.450%	35,000	37,501
06/15/24	7.125%	33,000	36,295
06/15/26	6.020%	75,000	82,223
Diamondback Energy, Inc.
10/01/21	7.625%	37,000	39,220
DigitalGlobe, Inc. (a)
02/01/21	5.250%	31,000	30,768
Dollar Tree, Inc.
03/01/23	5.750%	111,000	119,464
Duke Energy Carolinas LLC
03/15/46	3.875%	505,000	533,535
E*TRADE Financial Corp.
09/15/23	4.625%	141,000	146,543
ERAC U.S.A. Finance LLC (a)
02/15/45	4.500%	450,000	479,459
Eagle Materials, Inc.
08/01/26	4.500%	11,000	11,148
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	49,000	50,960
Emera US Finance LP (a)
06/15/46	4.750%	320,000	343,439
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	55,000	48,606
Energy Transfer Equity LP
06/01/27	5.500%	125,000	124,375
Enterprise Products Operating LLC
02/15/45	5.100%	300,000	322,639
05/15/46	4.900%	190,000	199,693
Equinix, Inc.
01/01/22	5.375%	81,000	85,657
01/15/26	5.875%	55,000	59,125
Extraction Oil & Gas Holdings LLC/Finance Corp. (a)
07/15/21	7.875%	100,000	104,000
First Data Corp. (a)
12/01/23	7.000%	148,000	156,510
01/15/24	5.750%	174,000	178,785
Five Corners Funding Trust (a)
11/15/23	4.419%	1,200,000	1,295,790
Freeport-McMoRan, Inc.
03/01/22	3.550%	17,000	15,470
03/15/23	3.875%	38,000	34,102
11/14/24	4.550%	88,000	79,750
Fresenius Medical Care U.S. Finance II, Inc. (a)
01/31/22	5.875%	13,000	14,723
10/15/24	4.750%	78,000	81,900

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Frontier Communications Corp.
09/15/20	8.875%	$20,000	$21,575
07/01/21	9.250%	50,000	53,875
09/15/22	10.500%	25,000	26,500
01/15/25	6.875%	193,000	170,805
09/15/25	11.000%	85,000	88,719
GLP Capital LP/Financing II, Inc.
04/15/26	5.375%	29,000	31,175
Gates Global LLC/Co. (a)
07/15/22	6.000%	39,000	37,050
Group 1 Automotive, Inc. (a)
12/15/23	5.250%	39,000	39,146
HCA, Inc.
05/01/23	5.875%	58,000	61,770
02/01/25	5.375%	269,000	277,742
04/15/25	5.250%	85,000	90,631
02/15/27	4.500%	53,000	53,331
HD Supply, Inc.
07/15/20	7.500%	47,000	48,814
HD Supply, Inc. (a)
12/15/21	5.250%	87,000	92,002
04/15/24	5.750%	39,000	40,950
HUB International Ltd. (a)
02/15/21	9.250%	7,000	7,284
10/01/21	7.875%	161,000	164,220
Hanesbrands, Inc. (a)
05/15/24	4.625%	25,000	25,656
HealthSouth Corp.
11/01/24	5.750%	21,000	21,748
09/15/25	5.750%	13,000	13,553
Hertz Corp. (The)
01/15/21	7.375%	5,000	5,194
10/15/22	6.250%	10,000	10,300
Hertz Corp. (The) (a)
10/15/24	5.500%	39,000	38,854
Hilton Domestic Operating Co., Inc. (a)
09/01/24	4.250%	37,000	37,740
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	106,000	109,180
Holly Energy Partners LP/Finance Corp. (a)
08/01/24	6.000%	9,000	9,315
Hughes Satellite Systems Corp. (a)
08/01/26	5.250%	44,000	43,450
Huntsman International LLC
11/15/20	4.875%	38,000	39,615
IHS Markit Ltd. (a)
11/01/22	5.000%	35,000	37,034
Infor US, Inc. (a)
08/15/20	5.750%	13,000	13,650
Informatica LLC (a)
07/15/23	7.125%	17,000	15,895
International Game Technology PLC (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
02/15/22	6.250%	$68,000	$72,080
02/15/25	6.500%	42,000	45,255
Interval Acquisition Corp.
04/15/23	5.625%	87,000	89,827
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	99,000	102,960
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)
06/01/26	5.250%	78,000	82,485
Kinder Morgan Energy Partners LP
02/15/23	3.450%	400,000	398,743
05/01/24	4.300%	340,000	351,613
03/01/43	5.000%	195,000	183,416
Kinetic Concepts, Inc./KCI U.S.A., Inc. (a)
02/15/21	7.875%	24,000	25,980
LTF Merger Sub, Inc. (a)
06/15/23	8.500%	48,000	49,440
Lamar Media Corp.
01/15/24	5.375%	23,000	24,150
Laredo Petroleum, Inc.
01/15/22	5.625%	102,000	98,940
05/01/22	7.375%	33,000	34,114
03/15/23	6.250%	137,000	134,260
Level 3 Financing, Inc.
05/01/25	5.375%	300,000	312,750
Liberty Mutual Group, Inc. (a)
06/15/23	4.250%	1,205,000	1,303,577
MEDNAX, Inc. (a)
12/01/23	5.250%	30,000	31,538
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc. (a)
09/01/26	4.500%	20,000	20,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (a)
05/01/24	5.625%	19,000	20,609
MGM Resorts International
10/01/20	6.750%	60,000	67,200
12/15/21	6.625%	52,000	58,500
MPH Acquisition Holdings LLC (a)
06/01/24	7.125%	39,000	41,925
MPLX LP
02/15/23	5.500%	383,000	395,676
07/15/23	4.500%	29,000	29,563
MSCI, Inc. (a)
11/15/24	5.250%	57,000	60,343
08/01/26	4.750%	23,000	23,288
Mallinckrodt International Finance SA/CB LLC (a)
10/15/23	5.625%	7,000	6,703
04/15/25	5.500%	36,000	34,200
Manitowoc Foodservice, Inc.
02/15/24	9.500%	13,000	14,885

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Match Group, Inc.
06/01/24	6.375%	$49,000	$53,288
Meritage Homes Corp.
04/01/22	7.000%	103,000	114,845
MetLife, Inc.
09/15/23	4.368%	80,000	88,654
03/01/45	4.050%	645,000	639,788
Microsemi Corp. (a)
04/15/23	9.125%	41,000	46,740
Molina Healthcare, Inc.
11/15/22	5.375%	58,000	59,885
Molson Coors Brewing Co.
05/01/42	5.000%	585,000	677,541
NPF Corp. (a)
07/15/21	9.000%	16,000	16,438
NRG Energy, Inc.
07/15/22	6.250%	50,000	50,750
05/01/24	6.250%	36,000	36,540
NRG Energy, Inc. (a)
05/15/26	7.250%	26,000	26,455
01/15/27	6.625%	62,000	60,760
NRG Yield Operating LLC
08/15/24	5.375%	115,000	118,162
NRG Yield Operating LLC (a)
09/15/26	5.000%	14,000	13,720
Navient Corp.
03/25/20	8.000%	6,000	6,435
07/26/21	6.625%	43,000	43,323
03/25/24	6.125%	71,000	66,119
Netflix, Inc.
02/15/25	5.875%	123,000	132,840
Newell Brands, Inc. (a)
11/15/23	5.000%	20,000	21,293
Newfield Exploration Co.
01/30/22	5.750%	4,000	4,130
07/01/24	5.625%	50,000	51,250
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	40,000	41,800
Northwest Pipeline LLC
04/15/17	5.950%	1,105,000	1,126,921
Novelis Corp. (a)
08/15/24	6.250%	21,000	22,286
09/30/26	5.875%	65,000	66,544
Oasis Petroleum, Inc.
03/15/22	6.875%	35,000	33,513
01/15/23	6.875%	66,000	63,030
OneMain Financial Holdings LLC (a)
12/15/19	6.750%	56,000	58,940
12/15/21	7.250%	8,000	8,410
Oracle Corp.
07/15/46	4.000%	590,000	609,655
Outfront Media Capital LLC/Corp.
02/15/24	5.625%	17,000	17,680

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
03/15/25	5.875%	$51,000	$53,486
PDC Energy, Inc. (a)
09/15/24	6.125%	70,000	72,450
PPL Capital Funding, Inc.
06/01/23	3.400%	1,767,000	1,866,219
PQ Corp. (a)
11/15/22	6.750%	101,000	107,312
PTC, Inc.
05/15/24	6.000%	52,000	55,510
Pacific Gas & Electric Co.
02/15/44	4.750%	474,000	564,996
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	156,000	165,750
06/01/24	6.250%	44,000	45,430
Peachtree Corners Funding Trust (a)
02/15/25	3.976%	1,100,000	1,107,204
Penn National Gaming, Inc.
11/01/21	5.875%	45,000	46,463
Penske Automotive Group, Inc.
12/01/24	5.375%	109,000	109,545
Pinnacle Foods Finance LLC/Corp. (a)
01/15/24	5.875%	7,000	7,473
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	475,000	450,180
02/15/45	4.900%	957,000	876,894
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	60,000	62,250
Platform Specialty Products Corp. (a)
05/01/21	10.375%	43,000	46,333
Post Holdings, Inc. (a)
03/15/24	7.750%	67,000	75,040
08/15/26	5.000%	73,000	72,635
Prestige Brands, Inc. (a)
03/01/24	6.375%	53,000	56,313
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	112,000	112,980
QEP Resources, Inc.
05/01/23	5.250%	2,000	1,970
Qualitytech LP/Finance Corp.
08/01/22	5.875%	84,000	85,890
Quintiles IMS, Inc. (a)
10/15/26	5.000%	55,000	57,200
Quintiles Transnational Corp. (a)
05/15/23	4.875%	42,000	43,155
RSP Permian, Inc.
10/01/22	6.625%	73,000	76,467
Range Resources Corp. (a)
03/15/23	5.000%	49,000	47,898

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Regency Energy Partners LP/Finance Corp.
03/01/22	5.875%	$156,000	$172,017
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	120,000	123,750
Reynolds Group Issuer, Inc./LLC (a)
07/15/24	7.000%	65,000	69,712
Rite Aid Corp. (a)
04/01/23	6.125%	40,000	43,167
Riverbed Technology, Inc. (a)
03/01/23	8.875%	54,000	57,712
Rivers Pittsburgh Borrower LP/Finance Corp. (a)
08/15/21	6.125%	13,000	13,423
SBA Communications Corp. (a)
09/01/24	4.875%	162,000	163,215
SESI LLC
05/01/19	6.375%	32,000	31,760
12/15/21	7.125%	10,000	9,775
SM Energy Co.
09/15/26	6.750%	19,000	19,190
SPX FLOW, Inc. (a)
08/15/24	5.625%	13,000	13,195
08/15/26	5.875%	46,000	46,518
Sabine Pass Liquefaction LLC
03/01/25	5.625%	98,000	105,350
Sabine Pass Liquefaction LLC (a)
06/30/26	5.875%	86,000	93,471
03/15/27	5.000%	34,000	34,850
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	15,000	16,144
Scientific Games International, Inc.
12/01/22	10.000%	51,000	47,048
Scientific Games International, Inc. (a)
01/01/22	7.000%	138,000	145,935
Scotts Miracle-Gro Co. (The) (a)
10/15/23	6.000%	51,000	54,315
Scripps Networks Interactive, Inc.
06/15/25	3.950%	1,575,000	1,652,342
Sempra Energy
10/01/22	2.875%	660,000	682,301
Serta Simmons Bedding LLC (a)
10/01/20	8.125%	67,000	70,015
Signode Industrial Group Luxembourg SA/US, Inc. (a)
05/01/22	6.375%	43,000	43,538
Sirius XM Radio, Inc. (a)
07/15/26	5.375%	49,000	50,409
Solera LLC/Finance, Inc. (a)
03/01/24	10.500%	44,000	49,060
Southern Co. (The)
07/01/46	4.400%	200,000	215,800
Spectrum Brands, Inc.
11/15/22	6.625%	54,000	58,320

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
07/15/25	5.750%	$228,000	$246,240
Springleaf Finance Corp.
12/15/20	8.250%	38,000	41,705
Springs Industries, Inc.
06/01/21	6.250%	178,000	185,120
Sprint Communications, Inc. (a)
11/15/18	9.000%	120,000	132,300
Sprint Corp.
06/15/24	7.125%	109,000	106,275
02/15/25	7.625%	107,000	105,930
Sterigenics-Nordion Holdings LLC (a)
05/15/23	6.500%	48,000	49,920
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	28,000	29,400
Synovus Financial Corp.
02/15/19	7.875%	49,000	54,268
T-Mobile USA, Inc.
01/15/22	6.125%	63,000	66,937
04/28/22	6.731%	58,000	60,900
04/01/23	6.625%	18,000	19,328
04/28/23	6.836%	62,000	66,805
01/15/24	6.500%	22,000	23,800
03/01/25	6.375%	103,000	112,012
01/15/26	6.500%	68,000	75,225
Tallgrass Energy Partners LP/Finance Corp. (a)
09/15/24	5.500%	16,000	16,120
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	132,000	133,650
11/15/23	4.250%	59,000	57,009
03/15/24	6.750%	52,000	55,640
Targa Resources Partners LP/Finance Corp. (a)(c)
02/01/27	5.375%	64,000	64,400
Teachers Insurance & Annuity Association of America Subordinated (a)
09/15/44	4.900%	700,000	786,388
Teleflex, Inc.
06/01/26	4.875%	11,000	11,385
Tempur Sealy International, Inc.
10/15/23	5.625%	36,000	37,890
Tempur Sealy International, Inc. (a)
06/15/26	5.500%	40,000	41,200
Tenet Healthcare Corp.
10/01/20	6.000%	92,000	97,290
04/01/21	4.500%	29,000	29,181
06/15/23	6.750%	75,000	69,750
Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	38,000	40,470
10/15/22	6.250%	63,000	67,252
05/01/24	6.375%	30,000	32,100
Toll Brothers Finance Corp.
11/15/25	4.875%	29,000	29,725
TransDigm, Inc.
10/15/20	5.500%	76,000	78,280

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
05/15/25	6.500%	$37,000	$38,526
TransDigm, Inc. (a)
06/15/26	6.375%	40,000	41,300
Treehouse Foods, Inc. (a)
02/15/24	6.000%	10,000	10,763
United Rentals North America, Inc.
04/15/22	7.625%	35,000	37,275
09/15/26	5.875%	48,000	49,440
Universal Health Services, Inc. (a)
08/01/22	4.750%	58,000	59,885
Univision Communications, Inc. (a)
05/15/23	5.125%	75,000	75,937
02/15/25	5.125%	37,000	37,231
Valvoline, Inc. (a)
07/15/24	5.500%	7,000	7,333
VeriSign, Inc.
04/01/25	5.250%	84,000	88,200
Verizon Communications, Inc.
11/01/42	3.850%	754,000	720,903
03/15/55	4.672%	235,000	247,204
WESCO Distribution, Inc. (a)
06/15/24	5.375%	18,000	18,045
WPX Energy, Inc.
01/15/22	6.000%	164,000	163,692
Weatherford International Ltd.
06/15/21	7.750%	68,000	67,320
06/15/23	8.250%	6,000	5,925
Western Gas Partners LP
07/01/22	4.000%	38,000	38,855
06/01/25	3.950%	48,000	47,351
WhiteWave Foods Co. (The)
10/01/22	5.375%	75,000	85,219
Whiting Petroleum Corp.
03/15/21	5.750%	61,000	57,035
Williams Companies, Inc. (The)
01/15/23	3.700%	40,000	38,800
06/24/24	4.550%	139,000	141,717
Williams Partners LP
09/15/45	5.100%	400,000	390,249
ZF North America Capital, Inc. (a)
04/29/25	4.750%	93,000	97,650
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	112,000	117,600
05/15/25	6.375%	66,000	69,960
Zebra Technologies Corp.
10/15/22	7.250%	98,000	106,207
Total			41,470,864
VIRGIN ISLANDS —%
Platform Specialty Products Corp. (a)
02/01/22	6.500%	28,000	27,230

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Total Corporate Bonds & Notes (Cost: $48,685,543)			$50,567,583

Residential Mortgage-Backed Securities - Agency 0.1%
UNITED STATES 0.1%
Federal Home Loan Mortgage Corp.
09/01/17	6.500%	$2,763	$2,779
05/01/18	4.500%	13,070	13,391
04/01/33	6.000%	118,843	138,810
Federal National Mortgage Association
04/01/17	6.500%	3,492	3,508
Total			158,488
Total Residential Mortgage-Backed Securities - Agency (Cost: $141,695)			$158,488

Residential Mortgage-Backed Securities - Non-Agency 1.7%
UNITED STATES 1.7%
Citigroup Mortgage Loan Trust, Inc. CMO Series 2013-2 Class 1A3 (a)(b)
11/25/37	3.019%	3,063,836	3,006,301
Total Residential Mortgage-Backed Securities - Non- Agency (Cost: $3,112,271)			$3,006,301

Commercial Mortgage-Backed Securities - Non-Agency 0.6%
UNITED STATES 0.6%
Rialto Real Estate Fund LP Series 2014-LT5 Class A (a)
05/15/24	2.850%	1,124,872	1,122,753
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $1,125,163)			$1,122,753

Asset-Backed Securities - Non-Agency 7.3%
UNITED STATES 7.3%
Centre Point Funding LLC Series 2012-2A Class 1 (a)
08/20/21	2.610%	2,199,937	2,181,470
Exeter Automobile Receivables Trust Series 2015-1A Class A (a)
06/17/19	1.600%	691,741	692,137
SBA Tower Trust (a)
04/16/18	2.240%	6,500,000	6,494,271

Issuer	Coupon Rate	Principal Amount		Value

Asset-Backed Securities - Non-Agency (continued)
UNITED STATES (CONTINUED)
SpringCastle America Funding LLC Series 2014-AA Class A (a)
05/25/23	2.700%	$1,014,568		$1,017,861
Vericrest Opportunity Loan Transferee XXXV LLC Series 2016-NPL9 Class A1 (a)
09/25/46	3.500%	2,000,000		1,999,865
Westgate Resorts LLC Series 2013-1A Class B (a)
08/20/25	3.750%	362,012		361,163
Total				12,746,767
Total Asset-Backed Securities - Non-Agency (Cost: $12,794,805)				$12,746,767

U.S. Treasury Obligations 3.7%
UNITED STATES 3.7%
U.S. Treasury
07/31/21	1.125%	4,400,000		4,393,125
08/15/46	2.250%	2,200,000		2,160,125
Total				6,553,250
Total U.S. Treasury Obligations (Cost: $6,620,937)				$6,553,250

Foreign Government Obligations(d)(e) 51.3%
ARGENTINA 1.9%
Argentina Bonar Bonds
04/17/17	7.000%	1,815,000		1,912,103
Argentina Republic Government International Bond (a)
04/22/21	6.875%	500,000		544,250
04/22/26	7.500%	700,000		789,600
04/22/46	7.625%	150,000		169,275
Total				3,415,228
AUSTRALIA 4.2%
Australia Government Bond (a)
10/21/19	2.750%	AUD	9,300,000	7,377,473
BRAZIL 4.0%
Brazil Notas do Tesouro Nacional Serie F
01/01/27	10.000%	BRL	24,000,000	6,886,820
Petrobras Global Finance BV
01/27/21	5.375%	106,000		104,807
Total				6,991,627
COLOMBIA 1.3%
Empresas Publicas de Medellin ESP (a)
09/10/24	7.625%	COP	7,105,000,000	2,220,177

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (d)(e) (continued)
CROATIA 0.1%
Croatia Government International Bond (a)
01/26/24	6.000%	$200,000		$230,000
DOMINICAN REPUBLIC 0.8%
Dominican Republic International Bond (a)
04/20/27	8.625%	1,092,000		1,337,700
EL SALVADOR 0.2%
El Salvador Government International Bond (a)
01/24/23	7.750%	252,000		279,720
GEORGIA 1.2%
Georgian Railway JSC (a)
07/11/22	7.750%	1,856,000		2,088,000
GHANA 0.3%
Ghana Government International Bond (a)
01/18/26	8.125%	662,000		614,859
GUATEMALA 0.5%
Guatemala Government Bond (a)
06/06/22	5.750%	728,000		817,180
HUNGARY 5.5%
Hungary Government Bond
06/24/25	5.500%	HUF	1,661,000,000	7,351,040
Hungary Government International Bond
03/25/24	5.375%	378,000		439,425
MFB Hungarian Development Bank (a)
10/21/20	6.250%	1,675,000		1,894,438
Total				9,684,903
INDONESIA 3.6%
Indonesia Government International Bond (a)
05/05/21	4.875%	364,000		399,945
01/15/24	5.875%	1,324,000		1,561,349
01/17/38	7.750%	202,000		292,126
Indonesia Treasury Bond
05/15/31	8.750%	IDR	48,200,000,000	4,152,804
Total				6,406,224
ITALY 3.7%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	191	337

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (d)(e) (continued)
ITALY (CONTINUED)
Italy Buoni Poliennali Del Tesoro (a)
03/01/47	2.700%	EUR $	5,210,000	$6,450,440
Total				6,450,777
JAPAN 0.4%
Japan Government 30-Year Bond
09/20/46	0.500%	JPY	71,000,000	707,521
KAZAKHSTAN 0.1%
KazMunayGas National Co. JSC (a)
07/02/18	9.125%	199,000		219,646
MEXICO 1.4%
Mexican Bonos
12/05/24	10.000%	MXN	11,720,000	763,587
Mexico Government International Bond
09/27/34	6.750%	104,000		137,540
Petroleos Mexicanos
03/01/18	5.750%	501,000		525,800
01/24/22	4.875%	430,000		438,600
01/18/24	4.875%	563,000		570,038
Total				2,435,565
NETHERLANDS 0.3%
Petrobras Global Finance BV
03/17/24	6.250%	563,000		547,518
PANAMA 0.2%
Ena Norte Trust (a)
04/25/23	4.950%	274,150		285,117
PHILIPPINES 0.1%
Power Sector Assets & Liabilities Management Corp. (a)
05/27/19	7.250%	232,000		262,740
PORTUGAL 4.6%
Portugal Obrigacoes do Tesouro OT (a)
02/15/30	3.875%	EUR	7,200,000	8,135,350
ROMANIA 0.2%
Romanian Government International Bond (a)
01/22/24	4.875%	232,000		265,060
RUSSIAN FEDERATION 12.2%
Gazprom OAO Via Gaz Capital SA (a)
11/22/16	6.212%	199,000		200,081
03/07/22	6.510%	1,274,000		1,414,395

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (d)(e) (continued)
RUSSIAN FEDERATION (CONTINUED)
08/16/37	7.288%		$189,000	$222,687
Russian Federal Bond - OFZ
04/14/21	7.600%	RUB	1,223,000,000	18,979,433
Russian Foreign Bond - Eurobond (a)(b)
03/31/30	7.500%	529,970		642,856
Total				21,459,452
SERBIA 0.1%
Serbia International Bond (a)
12/03/18	5.875%	232,000		245,920
SPAIN 1.7%
Spain Government Bond (a)
10/31/25	2.150%	EUR	1,196,000	1,498,578
10/31/44	5.150%	EUR	780,000	1,485,526
Total				2,984,104
TRINIDAD AND TOBAGO 1.1%
Petroleum Co. of Trinidad & Tobago Ltd. (a)
08/14/19	9.750%	1,683,000		1,863,923
UNITED KINGDOM 1.4%
United Kingdom Gilt (a)
01/22/45	3.500%	GBP	1,330,000	2,515,587
ZAMBIA 0.2%
Zambia Government International Bond (a)
04/14/24	8.500%	362,000		355,737
Total Foreign Government Obligations (Cost: $89,066,592)				$90,197,108

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.2%
UNITED STATES 0.2%
Chesapeake Energy Corp. Tranche A Term Loan (b)(c)(f)
08/23/21	8.500%	46,701	48,992
Manitowoc Foodservice, Inc. Tranche B Term Loan (b)(f)
03/03/23	5.750%	24,133	24,405
PQ Corp. Tranche B1 Term Loan (b)(f)
11/04/22	5.750%	8,610	8,668

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
UNITED STATES (CONTINUED)
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (b)(f)
08/21/20	5.750%	$182,000	$182,342
UFC Holdings LLC (b)(c)(f)
2nd Lien Term Loan
08/18/24	8.500%	4,000	4,050
UFC Holdings LLC (b)(f)
1st Lien Term Loan
08/18/23	5.000%	13,000	13,106
Total			281,563
Total Senior Loans (Cost: $279,372)			$281,563

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts —%
Put - OTC 5-Year Interest Rate Swap(g)
	13,250,000	2.00	12/02/16	$335
Total Options Purchased Puts (Cost: $185,500)				$335

			Shares	Value

Money Market Funds 8.8%
Columbia Short-Term Cash Fund, 0.382% (h)(i)			15,377,606	15,377,606
Total Money Market Funds (Cost: $15,377,606)				$15,377,606
Total Investments
(Cost: $177,389,484) (j)				$180,011,754(k)
Other Assets & Liabilities, Net				(4,317,483)
Net Assets				$175,694,271

At September 30, 2016, cash totaling $2,589,149 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	10/25/2016	75,636,000 SEK	8,783,547 USD	—	(42,632)
BNP Paribas	10/25/2016	8,845,798 USD	75,636,000 SEK	—	(19,619)
BNP Paribas	10/28/2016	233,213 USD	319,000 NZD	—	(1,170)
Barclays	10/25/2016	56,337,000 CNH	8,396,602 USD	—	(32,485)
Barclays	10/28/2016	22,280,000 BRL	6,820,286 USD	17,543	—
Barclays	10/28/2016	2,042,536,000 HUF	7,375,773 USD	—	(73,615)
Barclays	10/28/2016	492,000 MXN	24,723 USD	—	(578)
Barclays	10/28/2016	946,817 USD	8,121,000 SEK	992	—
Citi	10/24/2016	643,620 USD	4,297,000 DKK	5,363	—
Citi	10/25/2016	119,046,000 CNH	17,745,282 USD	—	(66,263)
Citi	10/25/2016	15,794,000 EUR	17,774,378 USD	14,285	—
Citi	10/25/2016	2,273,000 EUR	2,540,009 USD	—	(15,942)
Citi	10/25/2016	28,188,382 USD	25,188,000 EUR	135,107	—
Citi	10/28/2016	7,079,300 AUD	5,343,102 USD	—	(71,927)
Citi	10/28/2016	498,301 USD	17,300,000 THB	799	—
Credit Suisse	10/24/2016	1,226,958,360 RUB	18,917,348 USD	—	(525,163)
Credit Suisse	10/24/2016	143,939 USD	9,333,000 RUB	3,953	—
Credit Suisse	10/25/2016	10,093,000 GBP	13,097,929 USD	10,097	—
Credit Suisse	10/25/2016	21,956,367 USD	16,910,000 GBP	—	(28,770)
Credit Suisse	10/28/2016	1,856,000 EUR	2,088,501 USD	1,159	—
Credit Suisse	10/28/2016	11,227,000 EUR	12,590,562 USD	—	(35,833)
Credit Suisse	10/28/2016	39,606,269 USD	35,447,561 EUR	259,670	—
Deutsche Bank	10/27/2016	305,000 TRY	101,067 USD	—	(81)
Deutsche Bank	10/27/2016	101,667 USD	305,000 TRY	—	(518)
HSBC	10/25/2016	71,303,000 NOK	8,868,001 USD	—	(51,660)
HSBC	10/25/2016	8,809,452 USD	71,303,000 NOK	110,209	—
HSBC	10/28/2016	6,600,000,000 COP	2,248,761 USD	—	(29,196)
HSBC	10/28/2016	32,090,136 USD	3,260,053,000 JPY	91,601	—
HSBC	10/28/2016	345,877 USD	1,432,000 MYR	762	—
HSBC	10/28/2016	425,517 USD	6,000,000 ZAR	9,664	—
Morgan Stanley	10/28/2016	500,453 USD	1,930,000 PLN	3,978	—
Standard Chartered	10/25/2016	82,086,000 MXN	4,218,625 USD	—	(4,159)
Standard Chartered	10/25/2016	4,172,097 USD	82,086,000 MXN	50,687	—
Standard Chartered	10/28/2016	1,729,000 GBP	2,246,965 USD	4,788	—
Standard Chartered	10/28/2016	54,064,764,000 IDR	4,089,619 USD	—	(50,174)
Standard Chartered	10/28/2016	1,346,110 USD	1,315,000 CHF	9,455	—
Standard Chartered	10/28/2016	9,114,732 USD	7,021,000 GBP	—	(9,860)
Standard Chartered	10/28/2016	2,327,455 USD	2,600,000,000 KRW	32,256	—
Standard Chartered	10/28/2016	248,283 USD	2,060,000 NOK	9,416	—
Standard Chartered	10/28/2016	323,131 USD	440,000 SGD	—	(422)
State Street	10/25/2016	32,456,000 NZD	23,835,362 USD	223,656	—
State Street	10/28/2016	4,389,172 USD	5,798,000 CAD	31,039	—
Total				1,026,479	(1,060,067)

Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Australian 10-Year Bond	34	AUD	3,565,422	12/2016	9,894	—
Australian 3-Year Bond	67	AUD	5,810,372	12/2016	—	(2,947)
Euro-Buxl 30-Year	4	EUR	863,541	12/2016	6,590	—
Long Gilt	36	GBP	6,077,645	12/2016	—	(23,253)
U.S. Ultra Bond	9	USD	1,654,875	12/2016	28,013	—
Total			17,971,855		44,497	(26,200)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Euro-BTP	(170)	EUR	(27,325,811)	12/2016	—	(37,936)
Euro-Bund	(58)	EUR	(10,796,062)	12/2016	—	(46,563)
U.S. Long Bond	(6)	USD	(1,008,938)	12/2016	15,835	—
U.S. Treasury 10-Year Note	(79)	USD	(10,358,875)	12/2016	10,368	—
U.S. Treasury 2-Year Note	(24)	USD	(5,243,250)	12/2016	—	(4,537)
Total			(54,732,936)		26,203	(89,036)

Credit Default Swap Contracts Outstanding at September 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	2,100,000	137,181	141,219	—	(642)	—	(4,680)

Cleared Credit Default Swap Contracts Outstanding at September 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 27	12/20/2021	5.000	USD	6,700,000	—	(46,703)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2021	1.000	USD	18,000,000	—	(14,538)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 26	12/20/2021	5.000	EUR	14,400,000	—	(30,447)
Total						—	(91,688)

Cleared Interest Rate Swap Contracts Outstanding at September 30, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Fixed rate of 1.883%	3-Month CAD LIBOR-BBA	12/23/2025	CAD	3,000,000	143,854	—
Morgan Stanley	Fixed rate of 1.513%	3-Month CAD Canadian Bankers Acceptances (BA)	06/23/2026	CAD	8,650,000	176,344	—
Morgan Stanley	Fixed rate of 0.2538%	6-Month JPY LIBOR-BBA	07/19/2046	JPY	551,441,313	—	(326,569)
Total						320,198	(326,569)

Notes to Portfolio of Investments
(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2016, the value of these securities amounted to $82,643,218 or 47.04% of net assets.

(b)	Variable rate security.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by the government.
(f)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(g)	Purchased swaption contracts outstanding at September 30, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	12/06/2021	13,250,000	185,500	335

(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	22,170,573	135,787,823	(142,580,790)	15,377,606	51,995	15,377,606

(i)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(j)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $177,389,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,043,000
Unrealized Depreciation	(2,420,000)
Net Unrealized Appreciation	$2,623,000

(k)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht

TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	50,567,583	—	50,567,583
Residential Mortgage-Backed Securities - Agency	—	158,488	—	158,488
Residential Mortgage-Backed Securities - Non-Agency	—	3,006,301	—	3,006,301
Commercial Mortgage-Backed Securities - Non-Agency	—	1,122,753	—	1,122,753
Asset-Backed Securities - Non-Agency	—	12,746,767	—	12,746,767
U.S. Treasury Obligations	6,553,250	—	—	6,553,250
Foreign Government Obligations	—	90,197,108	—	90,197,108
Senior Loans	—	281,563	—	281,563
Options Purchased Puts	—	335	—	335
Investments measured at net asset value
Money Market Funds	—	—	—	15,377,606
Total Investments	6,553,250	158,080,898	—	180,011,754
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,026,479	—	1,026,479
Futures Contracts	70,700	—	—	70,700
Swap Contracts	—	320,198	—	320,198
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,060,067)	—	(1,060,067)
Futures Contracts	(115,236)	—	—	(115,236)
Swap Contracts	—	(422,937)	—	(422,937)
Total	6,508,714	157,944,571	—	179,830,891

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Government Money Market Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

U.S. Government & Agency Obligations 82.0%
Federal Agricultural Mortgage Corp. Discount Notes
10/03/16	0.260%	$5,000,000	$4,999,894
01/03/17	0.500%	7,000,000	6,990,861
Federal Farm Credit Discount Notes
11/03/16	0.350%	10,000,000	9,996,792
Federal Home Loan Banks Discount Notes
10/04/16	0.200%	5,000,000	4,999,892
10/05/16	0.250%	16,800,000	16,799,415
10/07/16	0.260%	5,600,000	5,599,725
10/11/16	0.270%	15,000,000	14,998,771
10/12/16	0.270%	7,000,000	6,999,369
10/13/16	0.270%	14,000,000	13,998,648
10/14/16	0.280%	10,000,000	9,998,935
10/19/16	0.290%	7,000,000	6,998,950
10/20/16	0.270%	15,000,000	14,997,744
10/21/16	0.290%	10,000,000	9,998,333
10/25/16	0.210%	5,000,000	4,999,267
10/26/16	0.290%	7,000,000	6,998,542
11/04/16	0.300%	15,800,000	15,795,429
11/10/16	0.310%	10,000,000	9,996,555
11/16/16	0.290%	6,000,000	5,997,777
11/21/16	0.300%	5,000,000	4,997,875
12/01/16	0.260%	5,000,000	4,997,797
12/20/16	0.290%	5,000,000	4,996,833
01/17/17	0.350%	7,000,000	6,992,650
01/25/17	0.310%	5,000,000	4,995,006
Federal Home Loan Banks
10/03/16	0.100%	8,000,000	7,999,933
10/18/16	0.030%	6,000,000	5,999,923
11/02/16	0.290%	8,000,000	7,997,902
11/07/16	0.310%	21,000,000	20,993,201
11/09/16	0.320%	10,000,000	9,996,512
11/14/16	0.300%	6,000,000	5,997,763
05/25/17	0.750%	8,000,000	8,000,000
09/27/17	0.750%	4,000,000	4,000,000
Federal Home Loan Banks (a)
11/03/16	0.580%	4,500,000	4,500,000
01/13/17	0.630%	6,000,000	6,000,000
09/29/17	0.500%	4,750,000	4,750,000
Federal Home Loan Mortgage Corp.
03/09/17	0.750%	4,500,000	4,500,000
Total U.S. Government & Agency Obligations (Cost: $288,880,294)			$288,880,294

Issuer	Effective Yield	Principal Amount	Value

Repurchase Agreements 10.4%

Tri-party RBC Capital Markets LLC
dated 09/30/16, matures 10/03/16
repurchase price $25,000,938
(collateralized by U.S. Treasury Securities, Corporate Debt Securities and Money Market Securities, total market value $25,976,618)

	0.450%	25,000,000	$25,000,000
Tri-party TD Securities (USA) LLC dated 09/30/16, matures 10/03/16 repurchase price $11,700,488 (collateralized by U.S. Treasury Securities, total market value $11,934,003)
	0.500%	11,700,000	11,700,000
Total Repurchase Agreements (Cost: $36,700,000)			$36,700,000

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 7.7%
U.S. Treasury (a)
04/30/17	0.324%	8,000,000	$7,999,391
07/31/17	0.327%	9,000,000	8,991,852
10/31/17	0.418%	10,000,000	9,996,504
Total U.S. Treasury Obligations (Cost: $26,987,747)			$26,987,747
Total Investments
(Cost: $352,568,041) (b)			$352,568,041(c)
Other Assets & Liabilities, Net			(510,984)
Net Assets			$352,057,057

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	Also represents the cost of securities for federal income tax purposes at September 30, 2016.
(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
U.S. Government & Agency Obligations	—	288,880,294	—	288,880,294
Repurchase Agreements	—	36,700,000	—	36,700,000
U.S. Treasury Obligations	—	26,987,747	—	26,987,747
Total Investments	—	352,568,041	—	352,568,041

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – High Yield Bond Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 95.8%
Aerospace & Defense 0.8%
TransDigm, Inc.
07/15/21	7.500%	$805,000	$853,300
07/15/24	6.500%	832,000	875,680
05/15/25	6.500%	1,025,000	1,067,281
TransDigm, Inc. (a)
06/15/26	6.375%	943,000	973,648
Total			3,769,909
Automotive 0.8%
Gates Global LLC/Co. (a)
07/15/22	6.000%	914,000	868,300
IHO Verwaltungs GmbH (a)
09/15/23	4.500%	300,000	301,875
09/15/26	4.750%	503,000	505,515
Schaeffler Finance BV (a)
05/15/21	4.750%	1,052,000	1,089,346
ZF North America Capital, Inc. (a)
04/29/22	4.500%	875,000	927,833
Total			3,692,869
Banking 1.7%
Ally Financial, Inc.
02/13/22	4.125%	2,238,000	2,263,177
05/19/22	4.625%	2,544,000	2,620,320
09/30/24	5.125%	741,000	785,460
03/30/25	4.625%	1,072,000	1,098,800
Subordinated
11/20/25	5.750%	1,175,000	1,229,344
Total			7,997,101
Brokerage/Asset Managers/Exchanges 0.3%
E*TRADE Financial Corp.
09/15/23	4.625%	974,000	1,012,293
NPF Corp. (a)
07/15/21	9.000%	376,000	386,293
Total			1,398,586
Building Materials 1.8%
Allegion PLC
09/15/23	5.875%	972,000	1,047,330
Allegion US Holding Co., Inc.
10/01/21	5.750%	770,000	803,688
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	1,821,000	1,889,287
12/15/23	5.750%	328,000	343,170
Beacon Roofing Supply, Inc.
10/01/23	6.375%	675,000	729,000
Eagle Materials, Inc.
08/01/26	4.500%	247,000	250,314
HD Supply, Inc. (a)
12/15/21	5.250%	971,000	1,026,832
04/15/24	5.750%	963,000	1,011,150

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
NCI Building Systems, Inc. (a)
01/15/23	8.250%	$550,000	$598,125
US Concrete, Inc.
06/01/24	6.375%	468,000	485,550
Total			8,184,446
Cable and Satellite 9.5%
Altice US Finance I Corp. (a)
07/15/23	5.375%	864,000	893,160
05/15/26	5.500%	1,951,000	2,004,652
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	480,000	501,600
CCO Holdings LLC/Capital Corp. (a)
05/01/23	5.125%	259,000	270,331
04/01/24	5.875%	1,132,000	1,207,731
05/01/25	5.375%	2,080,000	2,181,400
02/15/26	5.750%	885,000	938,100
05/01/26	5.500%	397,000	413,873
05/01/27	5.875%	621,000	661,365
CSC Holdings LLC
02/15/19	8.625%	448,000	500,080
11/15/21	6.750%	1,111,000	1,174,882
CSC Holdings LLC (a)
01/15/23	10.125%	870,000	1,002,675
10/15/25	6.625%	2,334,000	2,532,390
10/15/25	10.875%	2,217,000	2,599,432
04/15/27	5.500%	585,000	598,163
Cequel Communications Holdings I LLC/Capital Corp. (a)
09/15/20	6.375%	677,000	697,310
12/15/21	5.125%	414,000	412,969
12/15/21	5.125%	299,000	299,000
07/15/25	7.750%	1,211,000	1,307,880
Cogeco Communications, Inc. (a)
05/01/20	4.875%	428,000	441,910
DISH DBS Corp.
06/01/21	6.750%	957,000	1,033,560
07/15/22	5.875%	239,000	245,627
11/15/24	5.875%	610,000	602,375
DISH DBS Corp. (a)
07/01/26	7.750%	3,120,000	3,315,000
Hughes Satellite Systems Corp. (a)
08/01/26	5.250%	1,019,000	1,006,263
Sirius XM Radio, Inc. (a)
04/15/25	5.375%	1,110,000	1,146,075
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	1,809,000	1,817,412
Unitymedia GmbH (a)
01/15/25	6.125%	1,551,000	1,626,611
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/23	5.500%	920,000	954,500
01/15/25	5.000%	1,342,000	1,358,775
Videotron Ltd.
07/15/22	5.000%	1,002,000	1,045,838
Videotron Ltd. (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
06/15/24	5.375%	$720,000	$748,800
Virgin Media Finance PLC (a)
10/15/24	6.000%	470,000	486,455
01/15/25	5.750%	2,787,000	2,821,837
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	1,231,000	1,249,465
08/15/26	5.500%	617,000	629,340
Ziggo Bond Finance BV (a)
01/15/27	6.000%	922,000	917,390
Ziggo Secured Finance BV (a)
01/15/27	5.500%	2,361,000	2,358,049
Total			44,002,275
Chemicals 2.8%
Angus Chemical Co. (a)
02/15/23	8.750%	1,194,000	1,217,880
Axalta Coating Systems LLC (a)
08/15/24	4.875%	805,000	824,622
Chemours Co. (The)
05/15/23	6.625%	1,643,000	1,601,925
05/15/25	7.000%	1,193,000	1,172,122
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	1,067,000	1,109,680
Huntsman International LLC
11/15/20	4.875%	1,018,000	1,061,265
INEOS Group Holdings SA (a)
02/15/19	5.875%	1,477,000	1,506,540
08/01/24	5.625%	842,000	826,213
PQ Corp. (a)
11/15/22	6.750%	1,147,000	1,218,687
Platform Specialty Products Corp. (a)
05/01/21	10.375%	1,029,000	1,108,747
02/01/22	6.500%	618,000	601,005
WR Grace & Co. (a)
10/01/21	5.125%	795,000	844,688
Total			13,093,374
Construction Machinery 0.4%
United Rentals North America, Inc.
06/15/23	6.125%	547,000	573,666
09/15/26	5.875%	1,249,000	1,286,470
Total			1,860,136
Consumer Cyclical Services 1.9%
ADT Corp. (a)
05/15/23	9.250%	1,450,000	1,580,500
APX Group, Inc.
12/01/19	6.375%	207,000	210,881
12/01/20	8.750%	1,392,000	1,364,160
12/01/22	7.875%	1,782,000	1,866,645
APX Group, Inc. (a)
12/01/22	7.875%	50,000	52,375

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Cyclical Services (continued)
IHS Markit Ltd. (a)
11/01/22	5.000%	$1,396,000	$1,477,108
Interval Acquisition Corp.
04/15/23	5.625%	2,169,000	2,239,492
Total			8,791,161
Consumer Products 1.9%
Prestige Brands, Inc. (a)
03/01/24	6.375%	1,295,000	1,375,937
Scotts Miracle-Gro Co. (The) (a)
10/15/23	6.000%	1,104,000	1,175,760
Serta Simmons Bedding LLC (a)
10/01/20	8.125%	1,501,000	1,568,545
Spectrum Brands, Inc.
11/15/22	6.625%	722,000	779,760
07/15/25	5.750%	1,142,000	1,233,360
Springs Industries, Inc.
06/01/21	6.250%	1,109,000	1,153,360
Tempur Sealy International, Inc.
10/15/23	5.625%	779,000	819,898
Tempur Sealy International, Inc. (a)
06/15/26	5.500%	723,000	744,690
Valvoline, Inc. (a)
07/15/24	5.500%	159,000	166,553
Total			9,017,863
Diversified Manufacturing 0.9%
Entegris, Inc. (a)
04/01/22	6.000%	1,404,000	1,453,140
Manitowoc Foodservice, Inc.
02/15/24	9.500%	308,000	352,660
SPX FLOW, Inc. (a)
08/15/24	5.625%	285,000	289,275
08/15/26	5.875%	1,053,000	1,064,846
WESCO Distribution, Inc. (a)
06/15/24	5.375%	427,000	428,068
Zekelman Industries, Inc. (a)
06/15/23	9.875%	398,000	419,890
Total			4,007,879
Electric 2.3%
AES Corp. (The)
06/01/20	8.000%	1,290,000	1,518,975
05/15/26	6.000%	1,048,000	1,108,260
Calpine Corp.
01/15/23	5.375%	1,810,000	1,803,213
NRG Energy, Inc.
07/15/22	6.250%	1,134,000	1,151,010
NRG Energy, Inc. (a)
05/15/26	7.250%	1,062,000	1,080,585
01/15/27	6.625%	1,227,000	1,202,460
NRG Yield Operating LLC

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
08/15/24	5.375%	$2,493,000	$2,561,557
NRG Yield Operating LLC (a)
09/15/26	5.000%	135,000	132,300
Total			10,558,360
Finance Companies 3.1%
Aircastle Ltd.
02/15/22	5.500%	1,560,000	1,680,900
04/01/23	5.000%	138,000	144,555
CIT Group, Inc.
05/15/20	5.375%	1,332,000	1,423,575
International Lease Finance Corp.
04/15/21	4.625%	1,153,000	1,207,767
Navient Corp.
03/25/20	8.000%	153,000	164,093
10/26/20	5.000%	752,000	741,660
07/26/21	6.625%	599,000	603,493
01/25/22	7.250%	618,000	630,360
10/25/24	5.875%	691,000	628,810
OneMain Financial Holdings LLC (a)
12/15/19	6.750%	793,000	834,633
12/15/21	7.250%	1,247,000	1,310,909
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	2,800,000	2,824,500
Quicken Loans, Inc. (a)
05/01/25	5.750%	967,000	959,747
Springleaf Finance Corp.
12/15/20	8.250%	422,000	463,145
10/01/23	8.250%	715,000	749,856
Total			14,368,003
Food and Beverage 1.8%
Constellation Brands, Inc.
05/01/23	4.250%	337,000	356,799
11/15/24	4.750%	1,319,000	1,427,817
12/01/25	4.750%	250,000	270,000
FAGE International SA/USA Dairy Industry, Inc. (a)
08/15/26	5.625%	900,000	927,000
Pinnacle Foods Finance LLC/Corp. (a)
01/15/24	5.875%	169,000	180,408
Post Holdings, Inc. (a)
12/15/22	6.000%	227,000	239,769
03/15/24	7.750%	2,113,000	2,366,560
08/15/26	5.000%	1,149,000	1,143,255
WhiteWave Foods Co. (The)
10/01/22	5.375%	1,150,000	1,306,687
Total			8,218,295
Gaming 5.1%
Boyd Gaming Corp.
05/15/23	6.875%	1,338,000	1,448,385
Boyd Gaming Corp. (a)
04/01/26	6.375%	1,151,000	1,234,448
GLP Capital LP/Financing II, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
11/01/23	5.375%	$340,000	$366,350
04/15/26	5.375%	452,000	485,900
International Game Technology PLC (a)
02/15/22	6.250%	992,000	1,051,520
02/15/25	6.500%	1,280,000	1,379,200
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc. (a)
09/01/26	4.500%	472,000	472,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (a)
05/01/24	5.625%	480,000	520,656
MGM Resorts International
03/01/18	11.375%	2,059,000	2,311,227
10/01/20	6.750%	510,000	571,200
12/15/21	6.625%	1,853,000	2,084,625
03/15/23	6.000%	676,000	733,460
09/01/26	4.625%	524,000	510,900
Rivers Pittsburgh Borrower LP/Finance Corp. (a)
08/15/21	6.125%	296,000	305,620
Scientific Games International, Inc.
12/01/22	10.000%	3,338,000	3,079,305
Scientific Games International, Inc. (a)
01/01/22	7.000%	1,083,000	1,145,273
Seminole Tribe of Florida, Inc. (a)
10/01/20	6.535%	2,035,000	2,045,175
10/01/20	7.804%	450,000	451,638
SugarHouse HSP Gaming LP/Finance Corp. (a)
06/01/21	6.375%	1,410,000	1,410,000
Tunica-Biloxi Gaming Authority (a)(b)
11/15/16	0.000%	5,259,000	2,143,042
Total			23,749,924
Health Care 7.2%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	396,000	392,040
02/15/23	5.625%	467,000	474,005
03/01/24	6.500%	738,000	773,055
Alere, Inc. (a)
07/01/23	6.375%	937,000	955,740
CHS/Community Health Systems, Inc.
08/01/21	5.125%	505,000	501,213
02/01/22	6.875%	1,655,000	1,423,300
Change Healthcare Holdings, Inc.
12/31/19	11.000%	1,775,000	1,868,187
Change Healthcare Holdings, Inc. (a)
02/15/21	6.000%	779,000	821,845
ConvaTec Finance International SA Junior Subordinated PIK (a)
01/15/19	8.250%	1,251,000	1,251,000
DaVita, Inc.
08/15/22	5.750%	2,056,000	2,153,660
07/15/24	5.125%	1,055,000	1,076,100
Fresenius Medical Care U.S. Finance II, Inc. (a)
10/15/24	4.750%	777,000	815,850

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
HCA, Inc.
02/15/22	7.500%	$3,233,000	$3,709,867
02/01/25	5.375%	3,979,000	4,108,317
04/15/25	5.250%	1,836,000	1,957,635
06/15/26	5.250%	273,000	290,063
02/15/27	4.500%	1,276,000	1,283,975
HealthSouth Corp.
11/01/24	5.750%	468,000	484,670
09/15/25	5.750%	275,000	286,688
MEDNAX, Inc. (a)
12/01/23	5.250%	724,000	761,105
MPH Acquisition Holdings LLC (a)
06/01/24	7.125%	1,179,000	1,267,425
Sterigenics-Nordion Holdings LLC (a)
05/15/23	6.500%	1,215,000	1,263,600
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	578,000	606,900
Teleflex, Inc.
06/01/26	4.875%	280,000	289,800
Tenet Healthcare Corp.
10/01/20	6.000%	886,000	936,945
04/01/21	4.500%	2,075,000	2,087,969
04/01/22	8.125%	1,726,000	1,726,000
Total			33,566,954
Healthcare Insurance 0.9%
Centene Corp.
05/15/22	4.750%	810,000	836,325
02/15/24	6.125%	1,784,000	1,935,640
Molina Healthcare, Inc.
11/15/22	5.375%	1,228,000	1,267,910
Total			4,039,875
Home Construction 1.1%
Beazer Homes USA, Inc. (a)
03/15/22	8.750%	408,000	430,440
CalAtlantic Group, Inc.
11/15/24	5.875%	1,105,000	1,182,350
Meritage Homes Corp.
04/15/20	7.150%	410,000	456,125
04/01/22	7.000%	928,000	1,034,720
06/01/25	6.000%	220,000	233,750
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/21	5.250%	724,000	747,530
04/15/23	5.875%	93,000	97,185
03/01/24	5.625%	848,000	873,440
Total			5,055,540
Independent Energy 9.8%
Antero Resources Corp.
12/01/22	5.125%	2,030,000	2,045,225
Callon Petroleum Co. (a)(c)
10/01/24	6.125%	310,000	320,850

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	$3,906,000	$3,866,940
Concho Resources, Inc.
01/15/22	6.500%	1,515,000	1,571,812
04/01/23	5.500%	2,860,000	2,949,375
Continental Resources, Inc.
04/15/23	4.500%	605,000	580,800
06/01/24	3.800%	1,569,000	1,435,635
CrownRock LP/Finance, Inc. (a)
04/15/21	7.125%	215,000	224,675
02/15/23	7.750%	2,251,000	2,414,197
Denbury Resources, Inc. (a)
05/15/21	9.000%	1,258,000	1,317,755
Diamondback Energy, Inc.
10/01/21	7.625%	370,000	392,200
Extraction Oil & Gas Holdings LLC/Finance Corp. (a)
07/15/21	7.875%	2,333,000	2,426,320
Laredo Petroleum, Inc.
01/15/22	5.625%	1,690,000	1,639,300
05/01/22	7.375%	1,117,000	1,154,699
03/15/23	6.250%	2,779,000	2,723,420
Newfield Exploration Co.
01/30/22	5.750%	97,000	100,153
07/01/24	5.625%	1,214,000	1,244,350
Oasis Petroleum, Inc.
03/15/22	6.875%	795,000	761,213
01/15/23	6.875%	1,584,000	1,512,720
PDC Energy, Inc. (a)
09/15/24	6.125%	1,589,000	1,644,615
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	3,486,000	3,703,875
06/01/24	6.250%	997,000	1,029,403
QEP Resources, Inc.
05/01/23	5.250%	45,000	44,325
RSP Permian, Inc.
10/01/22	6.625%	1,653,000	1,731,517
Range Resources Corp. (a)
03/15/23	5.000%	3,207,000	3,134,842
SM Energy Co.
09/15/26	6.750%	458,000	462,580
WPX Energy, Inc.
01/15/22	6.000%	3,825,000	3,817,828
Whiting Petroleum Corp.
03/15/21	5.750%	1,425,000	1,332,375
Total			45,582,999
Leisure 0.2%
LTF Merger Sub, Inc. (a)
06/15/23	8.500%	1,057,000	1,088,710

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Lodging 0.7%
Hilton Domestic Operating Co., Inc. (a)
09/01/24	4.250%	$622,000	$634,440
Playa Resorts Holding BV (a)
08/15/20	8.000%	2,364,000	2,417,190
Total			3,051,630
Media and Entertainment 3.0%
AMC Networks, Inc.
04/01/24	5.000%	681,000	685,256
Lamar Media Corp.
02/01/26	5.750%	340,000	366,350
MDC Partners, Inc. (a)
05/01/24	6.500%	3,249,000	3,005,325
Match Group, Inc.
06/01/24	6.375%	1,133,000	1,232,137
Netflix, Inc.
02/15/22	5.500%	986,000	1,061,183
02/15/25	5.875%	1,965,000	2,122,200
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	1,681,000	1,762,949
Univision Communications, Inc. (a)
05/15/23	5.125%	2,255,000	2,283,187
02/15/25	5.125%	1,411,000	1,419,819
Total			13,938,406
Metals 2.0%
Alcoa Nederland Holding BV (a)
09/30/24	6.750%	461,000	478,864
09/30/26	7.000%	366,000	378,352
ArcelorMittal (d)
02/25/22	7.250%	589,000	667,779
Constellium NV (a)
05/15/24	5.750%	917,000	848,225
Freeport-McMoRan, Inc.
03/01/22	3.550%	420,000	382,200
03/15/23	3.875%	837,000	751,140
11/14/24	4.550%	2,128,000	1,928,500
Novelis Corp. (a)
08/15/24	6.250%	687,000	729,079
09/30/26	5.875%	1,453,000	1,487,509
Teck Resources Ltd.
07/15/41	6.250%	840,000	804,300
Teck Resources Ltd. (a)
06/01/24	8.500%	742,000	849,590
Total			9,305,538
Midstream 6.6%
Cheniere Corpus Christi Holdings LLC (a)
06/30/24	7.000%	660,000	712,800
Energy Transfer Equity LP
06/01/27	5.500%	2,689,000	2,675,555

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Holly Energy Partners LP/Finance Corp. (a)
08/01/24	6.000%	$216,000	$223,560
MPLX LP
02/15/23	5.500%	2,451,000	2,532,121
07/15/23	4.500%	553,000	563,742
12/01/24	4.875%	3,852,000	3,984,224
Sabine Pass Liquefaction LLC
03/01/25	5.625%	3,029,000	3,256,175
Sabine Pass Liquefaction LLC (a)
06/30/26	5.875%	1,526,000	1,658,571
03/15/27	5.000%	659,000	675,475
Tallgrass Energy Partners LP/Finance Corp. (a)
09/15/24	5.500%	393,000	395,947
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	76,000	76,950
11/15/23	4.250%	724,000	699,565
03/15/24	6.750%	1,123,000	1,201,610
Targa Resources Partners LP/Finance Corp. (a)(c)
02/01/27	5.375%	2,051,000	2,063,819
Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	385,000	410,025
10/15/22	6.250%	1,128,000	1,204,140
05/01/24	6.375%	833,000	891,310
Western Gas Partners LP
07/01/22	4.000%	980,000	1,002,052
06/01/25	3.950%	1,168,000	1,152,199
Williams Companies, Inc. (The)
01/15/23	3.700%	1,167,000	1,131,990
06/24/24	4.550%	3,860,000	3,935,463
Total			30,447,293
Oil Field Services 0.6%
SESI LLC
05/01/19	6.375%	729,000	723,533
12/15/21	7.125%	212,000	207,230
Weatherford International Ltd.
06/15/21	7.750%	1,651,000	1,634,490
06/15/23	8.250%	172,000	169,850
Total			2,735,103
Other REIT 0.2%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	954,000	1,010,345
Packaging 2.7%
ARD Finance SA (a)
09/15/23	7.125%	652,000	648,740
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	1,315,000	1,357,738
05/15/24	7.250%	724,000	771,060
Berry Plastics Corp.
05/15/22	5.500%	690,000	714,150
07/15/23	5.125%	1,925,000	1,953,875

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
Owens-Brockway Glass Container, Inc. (a)
08/15/25	6.375%	$201,000	$221,351
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	2,848,000	2,954,800
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	1,790,000	1,845,937
Reynolds Group Issuer, Inc./LLC (a)
07/15/24	7.000%	1,521,000	1,631,272
Signode Industrial Group Luxembourg SA/US, Inc. (a)
05/01/22	6.375%	575,000	582,188
Total			12,681,111
Pharmaceuticals 3.0%
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	1,460,000	1,290,275
Endo Finance LLC/Ltd./Finco, Inc. (a)
07/15/23	6.000%	65,000	59,150
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	1,468,000	1,519,380
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	2,155,000	2,241,200
Mallinckrodt International Finance SA/CB LLC (a)
10/15/23	5.625%	282,000	270,015
04/15/25	5.500%	457,000	434,150
Quintiles Transnational Corp. (a)
05/15/23	4.875%	1,091,000	1,121,003
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	1,833,000	1,723,020
12/01/21	5.625%	1,042,000	927,380
03/01/23	5.500%	776,000	663,480
05/15/23	5.875%	2,438,000	2,102,775
04/15/25	6.125%	1,788,000	1,539,915
Total			13,891,743
Property & Casualty 1.0%
HUB International Ltd. (a)
02/15/21	9.250%	183,000	190,412
10/01/21	7.875%	3,949,000	4,027,980
Hub Holdings LLC/Finance, Inc. PIK (a)
07/15/19	8.125%	364,000	354,900
Total			4,573,292
Restaurants 1.1%
BC ULC/New Red Finance, Inc. (a)
01/15/22	4.625%	1,980,000	2,059,200
04/01/22	6.000%	953,000	998,268
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)
06/01/26	5.250%	1,871,000	1,978,582
Total			5,036,050

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers 1.8%
Asbury Automotive Group, Inc.
12/15/24	6.000%	$1,231,000	$1,274,085
Dollar Tree, Inc.
03/01/23	5.750%	919,000	989,074
Group 1 Automotive, Inc.
06/01/22	5.000%	630,000	631,965
Group 1 Automotive, Inc. (a)
12/15/23	5.250%	532,000	533,995
Penske Automotive Group, Inc.
12/01/24	5.375%	768,000	771,840
05/15/26	5.500%	308,000	307,230
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	602,000	770,560
Rite Aid Corp. (a)
04/01/23	6.125%	1,822,000	1,966,248
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	877,000	943,871
Total			8,188,868
Technology 8.3%
Alliance Data Systems Corp. (a)
04/01/20	6.375%	1,221,000	1,245,420
08/01/22	5.375%	2,604,000	2,538,900
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	354,000	378,780
Camelot Finance SA (a)(c)
10/15/24	7.875%	596,000	614,625
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a)
06/15/21	5.875%	698,000	741,605
06/15/23	5.450%	1,545,000	1,655,401
06/15/24	7.125%	776,000	853,482
06/15/26	6.020%	890,000	975,710
Equinix, Inc.
04/01/23	5.375%	2,137,000	2,241,179
01/15/26	5.875%	1,145,000	1,230,875
First Data Corp. (a)
08/15/23	5.375%	1,501,000	1,546,030
12/01/23	7.000%	3,224,000	3,409,380
01/15/24	5.750%	3,705,000	3,806,887
Infor US, Inc. (a)
08/15/20	5.750%	292,000	306,600
Informatica LLC (a)
07/15/23	7.125%	399,000	373,065
MSCI, Inc. (a)
11/15/24	5.250%	1,407,000	1,489,521
08/15/25	5.750%	1,298,000	1,385,615
08/01/26	4.750%	341,000	345,263
Microsemi Corp. (a)
04/15/23	9.125%	994,000	1,133,160
NXP BV/Funding LLC (a)
06/01/21	4.125%	469,000	502,416
06/15/22	4.625%	1,065,000	1,150,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
09/01/22	3.875%	$445,000	$466,138
03/15/23	5.750%	240,000	257,400
PTC, Inc.
05/15/24	6.000%	1,257,000	1,341,847
Qualitytech LP/Finance Corp.
08/01/22	5.875%	952,000	973,420
Quintiles IMS, Inc. (a)
10/15/26	5.000%	1,415,000	1,471,600
Riverbed Technology, Inc. (a)
03/01/23	8.875%	1,150,000	1,229,062
Solera LLC/Finance, Inc. (a)
03/01/24	10.500%	1,475,000	1,644,625
VeriSign, Inc.
05/01/23	4.625%	1,140,000	1,155,675
04/01/25	5.250%	1,172,000	1,230,600
Zebra Technologies Corp.
10/15/22	7.250%	806,000	873,503
Total			38,567,984
Transportation Services 0.2%
Hertz Corp. (The)
10/15/22	6.250%	251,000	258,530
Hertz Corp. (The) (a)
10/15/24	5.500%	923,000	919,539
Total			1,178,069
Wireless 6.5%
SBA Communications Corp. (a)
09/01/24	4.875%	3,556,000	3,582,670
SFR Group SA (a)
05/15/22	6.000%	2,468,000	2,517,360
05/01/26	7.375%	2,965,000	3,030,793
Sprint Communications, Inc.
08/15/20	7.000%	540,000	542,700
Sprint Communications, Inc. (a)
11/15/18	9.000%	4,607,000	5,079,217
Sprint Corp.
09/15/21	7.250%	688,000	690,580
09/15/23	7.875%	1,135,000	1,142,094
06/15/24	7.125%	969,000	944,775
02/15/25	7.625%	1,904,000	1,884,960
T-Mobile USA, Inc.
04/28/21	6.633%	1,543,000	1,624,008
01/15/22	6.125%	695,000	738,438
04/28/22	6.731%	641,000	673,050
03/01/23	6.000%	646,000	690,128
04/01/23	6.625%	1,081,000	1,160,724
01/15/24	6.500%	1,109,000	1,199,738
03/01/25	6.375%	310,000	337,125
01/15/26	6.500%	1,819,000	2,012,269
Wind Acquisition Finance SA (a)
07/15/20	4.750%	2,075,000	2,090,562
04/23/21	7.375%	461,000	481,745
Total			30,422,936

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines 3.8%
CenturyLink, Inc.
03/15/22	5.800%	$540,000	$553,500
04/01/24	7.500%	1,322,000	1,411,235
04/01/25	5.625%	1,358,000	1,300,285
Frontier Communications Corp.
09/15/20	8.875%	763,000	823,086
07/01/21	9.250%	185,000	199,338
09/15/22	10.500%	941,000	997,460
04/15/24	7.625%	1,081,000	1,010,735
01/15/25	6.875%	2,474,000	2,189,490
09/15/25	11.000%	2,588,000	2,701,225
Level 3 Financing, Inc.
01/15/24	5.375%	1,085,000	1,133,825
Level 3 Financing, Inc. (a)
03/15/26	5.250%	933,000	963,322
Telecom Italia SpA (a)
05/30/24	5.303%	1,128,000	1,150,560
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	1,284,000	1,348,200
05/15/25	6.375%	1,825,000	1,934,500
Total			17,716,761
Total Corporate Bonds & Notes (Cost: $430,737,609)			$444,789,388

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 1.1%
Chemicals 0.1%
PQ Corp. Tranche B1 Term Loan (d)(e)
11/04/22	5.750%	212,492	213,953
Construction Machinery 0.3%
Vertiv Co. Tranche B Term Loan (c)(d)(e)
09/29/23	6.000%	1,640,000	1,603,100
Diversified Manufacturing 0.3%
Accudyne Industries Borrower SCA/LLC Term Loan (d)(e)
12/13/19	4.000%	1,040,000	970,663
Manitowoc Foodservice, Inc. Tranche B Term Loan (d)(e)
03/03/23	5.750%	597,764	604,489
Total			1,575,152

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Independent Energy 0.3%
Chesapeake Energy Corp. Tranche A Term Loan (c)(d)(e)
08/23/21	8.500%	$1,101,548	$1,155,590
Media and Entertainment 0.1%
UFC Holdings LLC (c)(d)(e)
2nd Lien Term Loan
08/18/24	8.500%	97,000	98,213
UFC Holdings LLC (d)(e)
1st Lien Term Loan
08/18/23	5.000%	311,000	313,528
Total			411,741
Total Senior Loans (Cost: $4,849,672)			$4,959,536

Issuer	Shares	Value

Limited Partnerships —%
Financials —%
Diversified Financial Services —%
Varde Fund V LP (f)(g)	5,000,000	$917
TOTAL FINANCIALS		917
Total Limited Partnerships (Cost: $—)		$917

	Shares	Value

Money Market Funds 2.5%
Columbia Short-Term Cash Fund, 0.382% (h)(i)	11,703,871	11,703,871
Total Money Market Funds (Cost: $11,703,871)		$11,703,871
Total Investments (Cost: $447,291,152) (j)		$461,453,712(k)
Other Assets & Liabilities, Net		2,917,747
Net Assets		$464,371,459

At September 30, 2016, cash totaling $83,700 was pledged as collateral.

Investments in Derivatives Short Futures Contracts Outstanding at September 30, 2016

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	(62)	USD	(8,129,750)	12/2016	300	—

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At September 30, 2016, the value of these securities amounted to $224,301,158 or 48.30% of net assets.

(b)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2016, the value of these securities amounted to $2,143,042, which represents 0.46% of net assets.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	Variable rate security.
(e)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(f)	Non-income producing investment.
(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2016, the value of these securities amounted to $917, which represents less than 0.01% of net assets.

(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	16,200,324	94,750,935	(99,247,388)	11,703,871	32,248	11,703,871

(i)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(j)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $447,291,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$19,909,000
Unrealized Depreciation	(5,746,000)
Net Unrealized Appreciation	$14,163,000

(k)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	444,789,388	—	444,789,388
Senior Loans	—	4,959,536	—	4,959,536
Limited Partnerships
Financials	—	—	917	917
Investments measured at net asset value
Money Market Funds	—	—	—	11,703,871
Total Investments	—	449,748,924	917	461,453,712
Derivatives
Assets
Futures Contracts	300	—	—	300
Total	300	449,748,924	917	461,454,012

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Limited partnership securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Portfolio of Investments

Columbia Variable Portfolio – Income Opportunities Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 96.1%

Aerospace & Defense 0.7%

TransDigm, Inc.
07/15/22	6.000%	$1,240,000	$1,308,200
TransDigm, Inc. (a)
06/15/26	6.375%	1,332,000	1,375,290
Total			2,683,490

Automotive 0.2%

IHO Verwaltungs GmbH (a)
09/15/23	4.500%	200,000	201,250
09/15/26	4.750%	452,000	454,260
Lear Corp. Escrow Bond (b)(c)
12/01/16	8.750%	595,000	—
Total			655,510

Banking 2.9%

Ally Financial, Inc.
05/19/22	4.625%	2,332,000	2,401,960
03/30/25	4.625%	1,233,000	1,263,825
11/01/31	8.000%	3,180,000	3,919,350
Popular, Inc.
07/01/19	7.000%	1,279,000	1,317,370
Synovus Financial Corp.
02/15/19	7.875%	1,677,000	1,857,277
Total			10,759,782

Brokerage/Asset Managers/Exchanges 0.6%

E*TRADE Financial Corp.
09/15/23	4.625%	2,072,000	2,153,461

Building Materials 1.5%

Allegion PLC
09/15/23	5.875%	1,087,000	1,171,243
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	1,822,000	1,890,325
12/15/23	5.750%	397,000	415,361
Beacon Roofing Supply, Inc.
10/01/23	6.375%	592,000	639,360
Eagle Materials, Inc.
08/01/26	4.500%	200,000	202,683
HD Supply, Inc. (a)
04/15/24	5.750%	1,264,000	1,327,200
Total			5,646,172

Cable and Satellite 9.6%

Altice US Finance I Corp. (a)
07/15/23	5.375%	3,279,000	3,389,666
05/15/26	5.500%	1,684,000	1,730,310
CCO Holdings LLC/Capital Corp.
01/15/24	5.750%	1,800,000	1,912,500
CCO Holdings LLC/Capital Corp. (a)
04/01/24	5.875%	1,663,000	1,774,255
05/01/25	5.375%	1,263,000	1,324,571

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Cable and Satellite (continued)

CSC Holdings LLC (a)
10/15/25	6.625%	$3,854,000	$4,181,590
04/15/27	5.500%	1,154,000	1,179,965
DISH DBS Corp.
07/15/22	5.875%	1,340,000	1,377,158
11/15/24	5.875%	1,905,000	1,881,187
DISH DBS Corp. (a)
07/01/26	7.750%	1,390,000	1,476,875
DigitalGlobe, Inc. (a)
02/01/21	5.250%	639,000	634,208
Hughes Satellite Systems Corp.
06/15/19	6.500%	1,640,000	1,793,750
Hughes Satellite Systems Corp. (a)
08/01/26	5.250%	1,238,000	1,222,525
Quebecor Media, Inc. Escrow Bond (a)(c)
01/15/49	9.750%	1,855,000	38,770
Sirius XM Radio, Inc. (a)
07/15/26	5.375%	902,000	927,933
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	1,990,000	1,999,253
Unitymedia GmbH (a)
01/15/25	6.125%	66,000	69,218
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/25	5.000%	2,415,000	2,445,187
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	3,741,000	3,797,115
Ziggo Bond Finance BV (a)
01/15/27	6.000%	751,000	747,245
Ziggo Secured Finance BV (a)
01/15/27	5.500%	2,121,000	2,118,349
Total			36,021,630

Chemicals 2.4%

Angus Chemical Co. (a)
02/15/23	8.750%	944,000	962,880
Axalta Coating Systems LLC (a)
08/15/24	4.875%	653,000	668,917
Chemours Co. (The)
05/15/23	6.625%	2,280,000	2,223,000
05/15/25	7.000%	23,000	22,598
INEOS Group Holdings SA (a)
02/15/19	5.875%	746,000	760,920
08/01/24	5.625%	682,000	669,213
NOVA Chemicals Corp. (a)
05/01/25	5.000%	794,000	803,925
PQ Corp. (a)
11/15/22	6.750%	1,505,000	1,599,062
Platform Specialty Products Corp. (a)
05/01/21	10.375%	580,000	624,950
02/01/22	6.500%	785,000	763,412
Total			9,098,877

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Construction Machinery 0.8%

CNH Industrial NV
08/15/23	4.500%	$921,000	$928,829
United Rentals North America, Inc.
09/15/26	5.875%	1,943,000	2,001,290
Total			2,930,119

Consumer Cyclical Services 2.0%

APX Group, Inc.
12/01/22	7.875%	3,461,000	3,625,397
IHS Markit Ltd. (a)
11/01/22	5.000%	899,000	951,232
Interval Acquisition Corp.
04/15/23	5.625%	2,866,000	2,959,145
Total			7,535,774

Consumer Products 1.9%

Prestige Brands, Inc. (a)
03/01/24	6.375%	1,206,000	1,281,375
Scotts Miracle-Gro Co. (The) (a)
10/15/23	6.000%	1,399,000	1,489,935
Spectrum Brands, Inc.
07/15/25	5.750%	1,269,000	1,370,520
Springs Industries, Inc.
06/01/21	6.250%	1,434,000	1,491,360
Tempur Sealy International, Inc. (a)
06/15/26	5.500%	1,382,000	1,423,460
Valvoline, Inc. (a)
07/15/24	5.500%	128,000	134,080
Total			7,190,730

Diversified Manufacturing 0.8%

Entegris, Inc. (a)
04/01/22	6.000%	1,288,000	1,333,080
SPX FLOW, Inc. (a)
08/15/24	5.625%	230,000	233,450
08/15/26	5.875%	852,000	861,585
WESCO Distribution, Inc. (a)
06/15/24	5.375%	501,000	502,253
Total			2,930,368

Electric 2.5%

AES Corp. (The)
07/01/21	7.375%	939,000	1,077,502
Calpine Corp. (a)
06/01/26	5.250%	1,923,000	1,944,634
NRG Energy, Inc.
07/15/22	6.250%	2,000,000	2,030,000
NRG Energy, Inc. (a)
01/15/27	6.625%	1,161,000	1,137,780

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)

NRG Yield Operating LLC
08/15/24	5.375%	$3,178,000	$3,265,395
Total			9,455,311

Finance Companies 3.3%

Aircastle Ltd.
02/15/22	5.500%	775,000	835,062
04/01/23	5.000%	454,000	475,565
Navient Corp.
07/26/21	6.625%	725,000	730,438
10/25/24	5.875%	2,003,000	1,822,730
OneMain Financial Holdings LLC (a)
12/15/21	7.250%	1,763,000	1,853,354
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	4,350,000	4,388,062
Quicken Loans, Inc. (a)
05/01/25	5.750%	761,000	755,293
Springleaf Finance Corp.
10/01/23	8.250%	1,352,000	1,417,910
Total			12,278,414

Food and Beverage 2.1%

Constellation Brands, Inc.
11/15/24	4.750%	1,509,000	1,633,493
12/01/25	4.750%	259,000	279,720
FAGE International SA/USA Dairy Industry, Inc. (a)
08/15/26	5.625%	727,000	748,810
Post Holdings, Inc. (a)
03/15/24	7.750%	1,733,000	1,940,960
08/15/26	5.000%	1,028,000	1,022,860
WhiteWave Foods Co. (The)
10/01/22	5.375%	2,134,000	2,424,757
Total			8,050,600

Gaming 4.5%

Boyd Gaming Corp.
05/15/23	6.875%	824,000	891,980
GLP Capital LP/Financing II, Inc.
04/15/26	5.375%	1,398,000	1,502,850
International Game Technology PLC (a)
02/15/25	6.500%	2,688,000	2,896,320
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc. (a)
09/01/26	4.500%	383,000	383,000
MGM Resorts International
12/15/21	6.625%	2,434,000	2,738,250
Rivers Pittsburgh Borrower LP/Finance Corp. (a)
08/15/21	6.125%	239,000	246,768
Scientific Games International, Inc.
12/01/22	10.000%	1,357,000	1,251,832
Scientific Games International, Inc. (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gaming (continued)

01/01/22	7.000%	$2,559,000	$2,706,142
Seminole Tribe of Florida, Inc. (a)
10/01/20	7.804%	950,000	953,458
SugarHouse HSP Gaming LP/Finance Corp. (a)
06/01/21	6.375%	1,472,000	1,472,000
Tunica-Biloxi Gaming Authority (a)(d)
11/15/16	0.000%	4,284,000	1,745,730
Total			16,788,330

Health Care 5.1%

Acadia Healthcare Co., Inc.
03/01/24	6.500%	1,063,000	1,113,492
CHS/Community Health Systems, Inc.
08/01/21	5.125%	1,827,000	1,813,297
ConvaTec Finance International SA Junior Subordinated PIK (a)
01/15/19	8.250%	1,012,000	1,012,000
Fresenius Medical Care U.S. Finance II, Inc. (a)
10/15/24	4.750%	2,295,000	2,409,750
HCA, Inc.
05/01/23	4.750%	2,346,000	2,445,705
04/15/25	5.250%	3,269,000	3,485,571
06/15/26	5.250%	1,405,000	1,492,812
02/15/27	4.500%	1,035,000	1,041,469
Kinetic Concepts, Inc./KCI U.S.A., Inc. (a)
02/15/21	7.875%	531,000	574,808
MEDNAX, Inc. (a)
12/01/23	5.250%	926,000	973,458
MPH Acquisition Holdings LLC (a)
06/01/24	7.125%	1,224,000	1,315,800
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	143,000	150,150
Teleflex, Inc.
06/01/26	4.875%	368,000	380,880
Tenet Healthcare Corp.
10/01/20	6.000%	1,084,000	1,146,330
Total			19,355,522

Healthcare Insurance 1.1%

Centene Corp.
05/15/22	4.750%	1,117,000	1,153,302
02/15/24	6.125%	1,431,000	1,552,635
Molina Healthcare, Inc.
11/15/22	5.375%	1,286,000	1,327,795
Total			4,033,732

Home Construction 0.7%

Beazer Homes USA, Inc. (a)
03/15/22	8.750%	333,000	351,315

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Home Construction (continued)

Meritage Homes Corp.
04/01/22	7.000%	$1,566,000	$1,746,090
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/23	5.875%	551,000	575,795
Total			2,673,200

Independent Energy 9.3%

Antero Resources Corp.
06/01/23	5.625%	1,526,000	1,554,612
Callon Petroleum Co. (a)(e)
10/01/24	6.125%	252,000	260,820
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	3,141,000	3,109,590
Concho Resources, Inc.
04/01/23	5.500%	3,043,000	3,138,094
Continental Resources, Inc.
06/01/44	4.900%	2,321,000	1,949,640
CrownRock LP/Finance, Inc. (a)
02/15/23	7.750%	2,921,000	3,132,772
Diamondback Energy, Inc.
10/01/21	7.625%	785,000	832,100
Extraction Oil & Gas Holdings LLC/Finance Corp. (a)
07/15/21	7.875%	1,879,000	1,954,160
Laredo Petroleum, Inc.
03/15/23	6.250%	4,424,000	4,335,520
Newfield Exploration Co.
01/30/22	5.750%	69,000	71,243
07/01/24	5.625%	1,091,000	1,118,275
Oasis Petroleum, Inc.
03/15/22	6.875%	784,000	750,680
01/15/23	6.875%	396,000	378,180
PDC Energy, Inc. (a)
09/15/24	6.125%	1,289,000	1,334,115
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	2,824,000	3,000,500
06/01/24	6.250%	1,239,000	1,279,268
QEP Resources, Inc.
05/01/23	5.250%	36,000	35,460
RSP Permian, Inc.
10/01/22	6.625%	2,375,000	2,487,812
SM Energy Co.
09/15/26	6.750%	371,000	374,710
WPX Energy, Inc.
01/15/22	6.000%	3,086,000	3,080,214
Whiting Petroleum Corp.
03/15/21	5.750%	1,145,000	1,070,575
Total			35,248,340

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Lodging 1.0%

Hilton Domestic Operating Co., Inc. (a)
09/01/24	4.250%	$715,000	$729,300
Playa Resorts Holding BV (a)
08/15/20	8.000%	3,003,000	3,070,567
Total			3,799,867

Media and Entertainment 3.9%

AMC Networks, Inc.
04/01/24	5.000%	1,479,000	1,488,244
MDC Partners, Inc. (a)
05/01/24	6.500%	2,724,000	2,519,700
Match Group, Inc.
06/01/24	6.375%	1,502,000	1,633,425
Netflix, Inc.
02/15/25	5.875%	2,385,000	2,575,800
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	1,079,000	1,127,555
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	2,897,000	3,038,229
Univision Communications, Inc. (a)
02/15/25	5.125%	2,201,000	2,214,756
Ziff Davis Media, Inc. (b)(c)(d)
12/15/11	0.000%	68,749	—
Total			14,597,709

Metals 1.8%

Alcoa Nederland Holding BV (a)
09/30/24	6.750%	376,000	390,570
09/30/26	7.000%	298,000	308,057
Freeport-McMoRan, Inc.
03/01/22	3.550%	552,000	502,320
03/15/23	3.875%	499,000	447,813
11/14/24	4.550%	2,615,000	2,369,844
Novelis Corp. (a)
08/15/24	6.250%	399,000	423,439
09/30/26	5.875%	1,266,000	1,296,067
Teck Resources Ltd.
07/15/41	6.250%	238,000	227,885
Teck Resources Ltd. (a)
06/01/24	8.500%	703,000	804,935
Total			6,770,930

Midstream 7.9%

Cheniere Corpus Christi Holdings LLC (a)
06/30/24	7.000%	535,000	577,800
Energy Transfer Equity LP
06/01/27	5.500%	1,861,000	1,851,695
Hiland Partners Holdings LLC/Finance Corp. (a)
05/15/22	5.500%	2,877,000	2,992,080
Holly Energy Partners LP/Finance Corp. (a)
08/01/24	6.000%	174,000	180,090

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Midstream (continued)

MPLX LP
12/01/24	4.875%	$5,540,000	$5,730,166
Northwest Pipeline LLC
12/01/25	7.125%	150,000	180,918
Sabine Pass Liquefaction LLC
03/01/25	5.625%	2,220,000	2,386,500
Sabine Pass Liquefaction LLC (a)
06/30/26	5.875%	1,570,000	1,706,394
03/15/27	5.000%	699,000	716,475
Tallgrass Energy Partners LP/Finance Corp. (a)
09/15/24	5.500%	318,000	320,385
Targa Resources Partners LP/Finance Corp.
11/15/23	4.250%	1,825,000	1,763,406
Targa Resources Partners LP/Finance Corp. (a)(e)
02/01/27	5.375%	2,796,000	2,813,475
Tesoro Logistics LP/Finance Corp.
10/15/22	6.250%	1,854,000	1,979,145
Western Gas Partners LP
07/01/22	4.000%	1,274,000	1,302,667
06/01/25	3.950%	1,527,000	1,506,343
Williams Companies, Inc. (The)
06/24/24	4.550%	3,838,000	3,913,033
Total			29,920,572

Oil Field Services 0.6%

SESI LLC
05/01/19	6.375%	592,000	587,560
12/15/21	7.125%	172,000	168,130
Weatherford International Ltd.
06/15/21	7.750%	1,285,000	1,272,150
06/15/23	8.250%	143,000	141,213
Total			2,169,053

Other Industry 0.4%

CB Richard Ellis Services, Inc.
03/15/25	5.250%	1,446,000	1,549,824

Other REIT 0.1%

CyrusOne LP/Finance Corp.
11/15/22	6.375%	230,000	243,584

Packaging 2.2%

Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
05/15/24	7.250%	1,503,000	1,600,695
Berry Plastics Corp.
07/15/23	5.125%	1,480,000	1,502,200
Crown Americas LLC/Capital Corp. V (a)
09/30/26	4.250%	937,000	938,171
Owens-Brockway Glass Container, Inc. (a)
08/15/25	6.375%	732,000	806,115

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Packaging (continued)

Plastipak Holdings, Inc. (a)
10/01/21	6.500%	$1,909,000	$1,980,587
Reynolds Group Issuer, Inc./LLC (a)
07/15/23	5.125%	1,437,000	1,483,703
Total			8,311,471

Pharmaceuticals 3.5%

Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	1,179,000	1,041,941
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	1,109,000	1,147,815
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	2,707,000	2,815,280
Mallinckrodt International Finance SA/CB LLC (a)
10/15/23	5.625%	759,000	726,743
Quintiles Transnational Corp. (a)
05/15/23	4.875%	1,104,000	1,134,360
Valeant Pharmaceuticals International, Inc. (a)
07/15/21	7.500%	1,146,000	1,109,443
05/15/23	5.875%	3,795,000	3,273,187
04/15/25	6.125%	2,280,000	1,963,650
Total			13,212,419

Property & Casualty 0.3%

HUB International Ltd. (a)
02/15/21	9.250%	1,120,000	1,165,360
Lumbermens Mutual Casualty Co. (a)(d)
12/01/97	0.000%	30,000	3
Lumbermens Mutual Casualty Co. (d)
Subordinated
07/01/26	0.000%	645,000	65
Total			1,165,428

Restaurants 0.4%

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)
06/01/26	5.250%	1,567,000	1,657,103

Retailers 2.0%

Asbury Automotive Group, Inc.
12/15/24	6.000%	2,194,000	2,270,790
Group 1 Automotive, Inc.
06/01/22	5.000%	1,268,000	1,271,956
Group 1 Automotive, Inc. (a)
12/15/23	5.250%	375,000	376,406
Penske Automotive Group, Inc.
12/01/24	5.375%	1,010,000	1,015,050
05/15/26	5.500%	522,000	520,695

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Retailers (continued)

Rite Aid Corp. (a)
04/01/23	6.125%	$1,793,000	$1,934,952
Total			7,389,849

Technology 8.4%

Alliance Data Systems Corp. (a)
08/01/22	5.375%	3,886,000	3,788,850
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	1,976,000	2,114,320
Camelot Finance SA (a)(e)
10/15/24	7.875%	485,000	500,156
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a)
06/15/21	5.875%	559,000	593,922
06/15/23	5.450%	1,200,000	1,285,748
06/15/24	7.125%	622,000	684,105
06/15/26	6.020%	1,145,000	1,255,267
Equinix, Inc.
04/01/23	5.375%	1,825,000	1,913,969
01/15/26	5.875%	913,000	981,475
First Data Corp. (a)
01/15/24	5.750%	5,404,000	5,552,610
MSCI, Inc. (a)
08/01/26	4.750%	566,000	573,075
NXP BV/Funding LLC (a)
09/01/22	3.875%	1,260,000	1,319,850
PTC, Inc.
05/15/24	6.000%	1,656,000	1,767,780
Qualitytech LP/Finance Corp.
08/01/22	5.875%	2,881,000	2,945,823
Quintiles IMS, Inc. (a)
11/01/20	6.000%	819,000	831,285
10/15/26	5.000%	1,150,000	1,196,000
Sensata Technologies UK Financing Co. PLC (a)
02/15/26	6.250%	1,043,000	1,129,048
VeriSign, Inc.
04/01/25	5.250%	1,122,000	1,178,100
Zebra Technologies Corp.
10/15/22	7.250%	1,868,000	2,024,445
Total			31,635,828

Transportation Services 0.3%

Hertz Corp. (The)
10/15/22	6.250%	328,000	337,840
Hertz Corp. (The) (a)
10/15/24	5.500%	748,000	745,195
Total			1,083,035

Wireless 6.6%

SBA Communications Corp. (a)
09/01/24	4.875%	3,303,000	3,327,772

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
SFR Group SA (a)
05/15/22	6.000%	$882,000	$899,640
05/15/24	6.250%	414,000	411,289
05/01/26	7.375%	2,064,000	2,109,800
Sprint Communications, Inc. (a)
11/15/18	9.000%	428,000	471,870
03/01/20	7.000%	6,194,000	6,643,065
Sprint Corp.
02/15/25	7.625%	660,000	653,400
T-Mobile USA, Inc.
04/01/23	6.625%	2,866,000	3,077,368
01/15/24	6.500%	592,000	640,437
03/01/25	6.375%	456,000	495,900
01/15/26	6.500%	3,159,000	3,494,644
Wind Acquisition Finance SA (a)
07/15/20	4.750%	2,267,000	2,284,003
04/23/21	7.375%	513,000	536,085
Total			25,045,273
Wirelines 4.7%
CenturyLink, Inc.
06/15/21	6.450%	916,000	981,265
04/01/24	7.500%	1,979,000	2,112,582
Frontier Communications Corp.
07/01/21	9.250%	1,654,000	1,782,185
09/15/22	10.500%	1,515,000	1,605,900
09/15/25	11.000%	2,972,000	3,102,025
Level 3 Communications, Inc.
12/01/22	5.750%	1,817,000	1,898,765
Level 3 Financing, Inc.
08/15/22	5.375%	1,867,000	1,951,015
Telecom Italia Capital SA
09/30/34	6.000%	60,000	59,415
Telecom Italia SpA (a)
05/30/24	5.303%	1,067,000	1,088,340
Zayo Group LLC/Capital, Inc.
05/15/25	6.375%	3,135,000	3,323,100
Total			17,904,592
Total Corporate Bonds & Notes (Cost: $350,766,855)			$361,945,899

Convertible Bonds —%
Wirelines —%
At Home Corp. Subordinated (b)(c)(d)
06/12/15	0.000%	296,350	—
Total Convertible Bonds (Cost: $—)			$—

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 1.0%
Diversified Manufacturing 0.3%
Accudyne Industries Borrower SCA/LLC Term Loan (f)(g)
12/13/19	4.000%	$1,365,000	$1,273,995

Electric 0.3%
Dynegy, Inc. Term Loan (f)(g)
06/27/23	5.000%	1,194,000	1,202,656

Independent Energy 0.3%
Chesapeake Energy Corp. Tranche A Term Loan (e)(f)(g)
08/23/21	8.500%	892,617	936,409

Media and Entertainment 0.1%
UFC Holdings LLC 1st Lien Term Loan (f)(g)
08/18/23	5.000%	505,000	509,106
Total Senior Loans (Cost: $3,826,371)			$3,922,166

Issuer		Shares	Value

Common Stocks —%
CONSUMER DISCRETIONARY —%
Media —%
Haights Cross Communications, Inc. (b)(c)(h)		27,056	$—
Loral Space & Communications, Inc. (h)		6	235
Ziff Davis Holdings, Inc. (c)(h)		553	5
Total			240
TOTAL CONSUMER DISCRETIONARY			240

INDUSTRIALS —%
Commercial Services & Supplies —%
Quad/Graphics, Inc.		1,106	29,553
TOTAL INDUSTRIALS			29,553

UTILITIES —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow (b)(c)(h)		6,049,000	—

Issuer	Shares	Value

Common Stocks (continued)
Total Common Stocks (Cost: $308,127)		$29,793

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%
ION Media Networks, Inc. (b)(c)(h)	62	$—
ION Media Networks, Inc. (b)(c)(h)	61	—
Total		—
TOTAL CONSUMER DISCRETIONARY		—
Total Warrants (Cost: $316,604)		$—

	Shares	Value

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.382% (i)(j)	9,088,438	$9,088,438
Total Money Market Funds (Cost: $9,088,438)		$9,088,438

Total Investments
(Cost: $364,306,395)(k)		$374,986,296(l)
Other Assets & Liabilities, Net		1,849,582
Net Assets		$376,835,878

At September 30, 2016, cash totaling $120,150 was pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2016

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	(89)	USD	(11,670,125)	12/2016	11,680	—

Notes to Portfolio of Investments
(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2016, the value of these securities amounted to $175,730,651 or 46.63% of net assets.

(b)	Negligible market value.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2016, the value of these securities amounted to $38,775, which represents 0.01% of net assets.

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2016, the value of these securities amounted to $1,745,798, which represents 0.46% of net assets.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)	Variable rate security.
(g)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(h)	Non-income producing investment.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	23,664,081	118,783,542	(133,359,185)	9,088,438	73,419	9,088,438

(j)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(k)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $364,306,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$15,880,000
Unrealized Depreciation	(5,200,000)
Net Unrealized Appreciation	$10,680,000

(l)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	361,907,129	38,770	361,945,899
Convertible Bonds	—	—	0(a)	0(a)
Senior Loans	—	3,922,166	—	3,922,166
Common Stocks
Consumer Discretionary	235	—	5	240
Industrials	29,553	—	—	29,553
Utilities	—	—	0(a)	0(a)
Total Common Stocks	29,788	—	5	29,793
Warrants
Consumer Discretionary	—	—	0(a)	0(a)
Investments measured at net asset value
Money Market Funds	—	—	—	9,088,438
Total Investments	29,788	365,829,295	38,775	374,986,296
Derivatives
Assets
Futures Contracts	11,680	—	—	11,680
Total	41,468	365,829,295	38,775	374,997,976

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, common stocks and warrants classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions

Certain corporate bonds, common stocks and convertible bonds classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Portfolio of Investments

Columbia Variable Portfolio – Intermediate Bond Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 49.2%
Aerospace & Defense 0.7%
Lockheed Martin Corp.
01/15/23	3.100%	$4,410,000	$4,650,526
09/01/36	6.150%	4,850,000	6,526,451
12/15/42	4.070%	6,504,000	6,967,273
05/15/46	4.700%	11,970,000	14,221,808
TransDigm, Inc.
07/15/24	6.500%	1,707,000	1,796,617
05/15/25	6.500%	643,000	669,524
TransDigm, Inc. (a)
06/15/26	6.375%	953,000	983,973
Total			35,816,172
Automotive 0.3%
American Axle & Manufacturing, Inc.
03/15/21	6.250%	899,000	939,455
Delphi Automotive PLC
10/01/46	4.400%	3,475,000	3,547,492
Ford Motor Co.
02/01/29	6.375%	4,200,000	5,147,281
Gates Global LLC/Co. (a)
07/15/22	6.000%	970,000	921,500
IHO Verwaltungs GmbH (a)
09/15/23	4.500%	200,000	201,250
09/15/26	4.750%	662,000	665,310
Schaeffler Finance BV (a)
05/15/21	4.250%	1,137,000	1,165,425
ZF North America Capital, Inc. (a)
04/29/25	4.750%	1,526,000	1,602,300
Total			14,190,013
Banking 10.1%
Ally Financial, Inc.
09/30/24	5.125%	7,821,000	8,290,260
Subordinated
11/20/25	5.750%	1,211,000	1,267,009
Bank of America Corp.
Subordinated
05/02/17	5.700%	8,035,000	8,223,300
01/22/25	4.000%	2,685,000	2,782,696
Bank of New York Mellon Corp. (The)
05/15/19	5.450%	5,275,000	5,795,611
Bank of New York Mellon Corp. (The) (b)
Junior Subordinated
12/29/49	4.500%	14,040,000	13,741,650
12/31/49	4.625%	8,880,000	8,746,800
Barclays Bank PLC Subordinated
09/11/24	4.375%	3,515,000	3,556,878
Barclays PLC
01/12/26	4.375%	5,315,000	5,498,447
Citigroup, Inc.
Subordinated
08/25/36	6.125%	2,950,000	3,538,227
Citigroup, Inc. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
08/14/17	1.307%	$16,060,000	$16,067,018
Cooperatieve Rabobank UA Junior Subordinated (a)(b)
12/31/49	11.000%	9,735,000	11,791,519
Deutsche Bank AG
09/01/17	6.000%	5,180,000	5,267,283
02/13/18	1.875%	13,390,000	12,998,128
Discover Financial Services
04/27/22	5.200%	5,900,000	6,495,640
11/21/22	3.850%	9,032,000	9,369,616
Fifth Third Bancorp Junior Subordinated (b)
12/31/49	5.100%	18,118,000	17,710,345
HBOS PLC Subordinated (a)
05/21/18	6.750%	15,545,000	16,614,387
JPMorgan Chase & Co. (b) Junior Subordinated
12/29/49	6.000%	9,469,000	9,883,269
12/31/49	6.100%	24,925,000	26,233,562
JPMorgan Chase Capital XXI Junior Subordinated (b)
02/02/37	1.709%	33,696,000	26,956,800
KeyCorp Capital I Junior Subordinated (b)
07/01/28	1.586%	12,374,000	10,365,452
KeyCorp Junior Subordinated (b)
12/31/49	5.000%	20,060,000	19,708,950
Lloyds Bank PLC
05/14/18	1.750%	20,010,000	20,069,130
Lloyds Banking Group PLC Subordinated (a)
12/10/25	4.582%	40,950,000	41,892,276
M&T Bank Corp. Junior Subordinated
12/31/49	6.875%	10,015,000	10,070,082
Mellon Capital IV Junior Subordinated (b)
06/29/49	4.000%	1,625,000	1,393,438
Northern Trust Corp. Junior Subordinated (b)
12/31/49	4.600%	6,655,000	6,763,144
PNC Bank NA
06/01/25	3.250%	4,870,000	5,119,042
Rabobank Capital Funding Trust III Junior Subordinated (a)(b)
12/31/49	5.254%	18,525,000	18,533,151
Regions Financial Corp.
02/08/21	3.200%	11,475,000	11,928,940
Royal Bank of Scotland Group PLC (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Junior Subordinated
12/31/49	8.000%	$3,732,000	$3,508,080
12/31/49	8.625%	11,765,000	11,514,994
Santander Issuances SAU Subordinated
11/19/25	5.179%	17,060,000	17,381,564
Santander UK Group Holdings PLC (a)
Subordinated
09/15/25	4.750%	22,369,000	22,394,143
09/15/45	5.625%	10,216,000	10,375,911
State Street Capital Trust IV Junior Subordinated (b)
06/15/37	1.850%	6,226,000	5,354,360
State Street Corp. Junior Subordinated
03/15/18	4.956%	15,100,000	15,764,053
Synchrony Financial
01/15/19	2.600%	7,747,000	7,838,252
Synovus Financial Corp. Subordinated (b)
12/15/25	5.750%	17,025,000	18,046,500
U.S. Bancorp Subordinated
04/27/26	3.100%	10,950,000	11,311,262
Wells Fargo & Co. Junior Subordinated (b)
12/31/49	5.900%	42,060,000	43,584,675
Total			533,745,844
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp.
09/15/23	4.625%	4,929,000	5,122,784
NPF Corp. (a)
07/15/21	9.000%	148,000	152,051
Total			5,274,835
Building Materials 0.2%
Allegion PLC
09/15/23	5.875%	1,090,000	1,174,475
Allegion US Holding Co., Inc.
10/01/21	5.750%	149,000	155,519
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	1,769,000	1,835,337
12/15/23	5.750%	304,000	318,060
Beacon Roofing Supply, Inc.
10/01/23	6.375%	1,454,000	1,570,320
Eagle Materials, Inc.
08/01/26	4.500%	258,000	261,461
Gibraltar Industries, Inc.
02/01/21	6.250%	303,000	312,848
HD Supply, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
07/15/20	7.500%	$1,278,000	$1,327,331
HD Supply, Inc. (a)
04/15/24	5.750%	985,000	1,034,250
Total			7,989,601
Cable and Satellite 1.4%
Altice US Finance I Corp. (a)
07/15/23	5.375%	1,226,000	1,267,378
05/15/26	5.500%	2,018,000	2,073,495
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	1,052,000	1,099,340
CCO Holdings LLC/Capital Corp. (a)
04/01/24	5.875%	90,000	96,021
05/01/25	5.375%	2,234,000	2,342,908
02/15/26	5.750%	341,000	361,460
05/01/26	5.500%	404,000	421,170
05/01/27	5.875%	1,878,000	2,000,070
CSC Holdings LLC
06/01/24	5.250%	992,000	942,400
CSC Holdings LLC (a)
10/15/25	6.625%	2,521,000	2,735,285
10/15/25	10.875%	3,249,000	3,809,452
04/15/27	5.500%	243,000	248,468
Cequel Communications Holdings I LLC/Capital Corp. (a)
12/15/21	5.125%	2,592,000	2,592,000
Charter Communications Operating LLC/Capital (a)
10/23/45	6.484%	16,115,000	19,488,224
Comcast Corp.
07/15/46	3.400%	9,010,000	8,758,639
DISH DBS Corp.
06/01/21	6.750%	1,877,000	2,027,160
11/15/24	5.875%	210,000	207,375
DISH DBS Corp. (a)
07/01/26	7.750%	2,979,000	3,165,187
Hughes Satellite Systems Corp.
06/15/19	6.500%	183,000	200,156
Hughes Satellite Systems Corp. (a)
08/01/26	5.250%	1,076,000	1,062,550
Sirius XM Radio, Inc. (a)
04/15/25	5.375%	1,184,000	1,222,480
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	1,983,000	1,992,221
Unitymedia GmbH (a)
01/15/25	6.125%	58,000	60,828
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/23	5.500%	3,395,000	3,522,312
Videotron Ltd.
07/15/22	5.000%	2,663,000	2,779,506
Virgin Media Finance PLC (a)
01/15/25	5.750%	3,440,000	3,483,000
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	1,164,000	1,181,460
08/15/26	5.500%	321,000	327,420

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
Ziggo Bond Finance BV (a)
01/15/27	6.000%	$999,000	$994,005
Ziggo Secured Finance BV (a)
01/15/27	5.500%	2,555,000	2,551,806
Total			73,013,776
Chemicals 0.5%
Angus Chemical Co. (a)
02/15/23	8.750%	1,265,000	1,290,300
Axalta Coating Systems LLC (a)
08/15/24	4.875%	843,000	863,548
Celanese U.S. Holdings LLC
06/15/21	5.875%	10,258,000	11,759,566
11/15/22	4.625%	2,535,000	2,778,664
Chemours Co. (The)
05/15/23	6.625%	1,961,000	1,911,975
05/15/25	7.000%	1,084,000	1,065,030
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	1,009,000	1,049,360
Huntsman International LLC
11/15/22	5.125%	478,000	497,120
INEOS Group Holdings SA (a)
02/15/19	5.875%	1,279,000	1,304,580
08/01/24	5.625%	892,000	875,275
PQ Corp. (a)
11/15/22	6.750%	1,190,000	1,264,375
Platform Specialty Products Corp. (a)
05/01/21	10.375%	789,000	850,148
02/01/22	6.500%	965,000	938,463
WR Grace & Co. (a)
10/01/24	5.625%	1,243,000	1,351,762
Total			27,800,166
Construction Machinery 0.2%
John Deere Capital Corp. (b)
01/16/18	0.969%	10,355,000	10,359,598
United Rentals North America, Inc.
06/15/23	6.125%	295,000	309,381
09/15/26	5.875%	1,418,000	1,460,540
Total			12,129,519
Consumer Cyclical Services 0.2%
APX Group, Inc.
12/01/19	6.375%	962,000	980,038
12/01/20	8.750%	559,000	547,820
12/01/22	7.875%	1,835,000	1,922,162
APX Group, Inc. (a)
12/01/22	7.875%	277,000	290,158
IHS Markit Ltd. (a)
11/01/22	5.000%	1,922,000	2,033,668

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Cyclical Services (continued)
Interval Acquisition Corp.
04/15/23	5.625%	$2,227,000	$2,299,377
Total			8,073,223
Consumer Products 0.3%
Prestige Brands, Inc. (a)
03/01/24	6.375%	1,304,000	1,385,500
Scotts Miracle-Gro Co. (The) (a)
10/15/23	6.000%	2,357,000	2,510,205
Serta Simmons Bedding LLC (a)
10/01/20	8.125%	2,369,000	2,475,605
Spectrum Brands, Inc.
11/15/22	6.625%	1,669,000	1,802,520
07/15/25	5.750%	1,883,000	2,033,640
Springs Industries, Inc.
06/01/21	6.250%	1,092,000	1,135,680
Tempur Sealy International, Inc.
10/15/23	5.625%	1,742,000	1,833,455
Tempur Sealy International, Inc. (a)
06/15/26	5.500%	453,000	466,590
Valvoline, Inc. (a)
07/15/24	5.500%	166,000	173,885
Total			13,817,080
Diversified Manufacturing 3.1%
Entegris, Inc. (a)
04/01/22	6.000%	1,506,000	1,558,710
General Electric Co. (b)
Junior Subordinated
12/31/49	4.100%	50	51
12/31/49	5.000%	124,484,000	132,419,855
Manitowoc Foodservice, Inc.
02/15/24	9.500%	306,000	350,370
SPX FLOW, Inc. (a)
08/15/24	5.625%	302,000	306,530
08/15/26	5.875%	1,113,000	1,125,521
Siemens Financieringsmaatschappij NV (a)
10/15/26	2.350%	14,615,000	14,433,833
09/15/46	3.300%	13,380,000	13,025,577
WESCO Distribution, Inc. (a)
06/15/24	5.375%	466,000	467,165
Zekelman Industries, Inc. (a)
06/15/23	9.875%	249,000	262,695
Total			163,950,307
Electric 4.3%
AES Corp. (The)
07/01/21	7.375%	757,000	868,657
05/15/26	6.000%	1,044,000	1,104,030
Alabama Power Co.
03/01/45	3.750%	3,145,000	3,264,236
Arizona Public Service Co.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
09/15/26	2.550%	$5,075,000	$5,107,439
11/15/45	4.350%	6,175,000	7,018,567
Calpine Corp.
01/15/23	5.375%	2,625,000	2,615,156
Cleco Corporate Holdings LLC (a)
05/01/26	3.743%	6,040,000	6,287,404
05/01/46	4.973%	3,730,000	4,068,938
Consolidated Edison Co. of New York, Inc.
06/15/46	3.850%	6,595,000	6,906,132
DTE Electric Co.
06/01/46	3.700%	8,535,000	9,034,255
DTE Energy Co. (c)
10/01/26	2.850%	16,580,000	16,456,645
Duke Energy Corp.
09/01/46	3.750%	18,200,000	17,649,887
Duke Energy Ohio, Inc.
06/15/46	3.700%	3,162,000	3,240,291
Duke Energy Progress LLC
03/30/44	4.375%	3,020,000	3,421,518
Duke Energy Progress, Inc.
08/15/45	4.200%	5,997,000	6,657,426
Emera, Inc. Subordinated (b)
06/15/76	6.750%	28,205,000	30,426,144
Exelon Corp.
04/15/46	4.450%	3,100,000	3,330,107
NRG Energy, Inc.
07/15/22	6.250%	1,698,000	1,723,470
NRG Energy, Inc. (a)
05/15/26	7.250%	689,000	701,057
01/15/27	6.625%	1,249,000	1,224,020
NRG Yield Operating LLC
08/15/24	5.375%	3,282,000	3,372,255
Oncor Electric Delivery Co. LLC
04/01/25	2.950%	10,035,000	10,427,499
04/01/45	3.750%	8,133,000	8,496,480
PPL Capital Funding, Inc.
06/15/22	4.200%	4,185,000	4,586,061
12/01/22	3.500%	4,825,000	5,119,475
06/01/23	3.400%	14,016,000	14,803,012
Pacific Gas & Electric Co.
06/15/23	3.250%	6,396,000	6,805,267
03/01/26	2.950%	7,230,000	7,530,450
03/01/34	6.050%	1,840,000	2,453,657
Public Service Electric & Gas Co.
11/01/45	4.150%	5,385,000	6,127,145
Southern Co. (The)
07/01/46	4.400%	8,080,000	8,718,304
Toledo Edison Co. (The)
05/15/37	6.150%	7,330,000	9,131,714

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
TransAlta Corp.
06/03/17	1.900%	$10,780,000	$10,787,654
Total			229,464,352
Finance Companies 1.1%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	3,860,000	4,053,000
05/15/21	4.500%	19,827,000	20,743,999
10/01/21	5.000%	7,110,000	7,589,925
Aircastle Ltd.
03/15/21	5.125%	605,000	646,594
02/15/22	5.500%	1,174,000	1,264,985
04/01/23	5.000%	103,000	107,893
HSBC Finance Corp. Subordinated
01/15/21	6.676%	13,276,000	15,270,838
Navient Corp.
06/15/18	8.450%	2,065,000	2,219,875
03/25/20	8.000%	157,000	168,383
07/26/21	6.625%	653,000	657,897
OneMain Financial Holdings LLC (a)
12/15/21	7.250%	2,241,000	2,355,851
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	1,200,000	1,210,500
Quicken Loans, Inc. (a)
05/01/25	5.750%	513,000	509,153
Springleaf Finance Corp.
12/15/20	8.250%	358,000	392,905
10/01/23	8.250%	890,000	933,387
Total			58,125,185
Food and Beverage 2.1%
Anheuser-Busch InBev Finance, Inc.
02/01/26	3.650%	31,405,000	33,728,970
02/01/36	4.700%	8,195,000	9,422,390
02/01/46	4.900%	7,125,000	8,477,190
B&G Foods, Inc.
06/01/21	4.625%	305,000	314,150
ConAgra Foods, Inc.
01/25/23	3.200%	11,100,000	11,549,428
Constellation Brands, Inc.
11/15/24	4.750%	2,804,000	3,035,330
12/01/25	4.750%	86,000	92,880
FAGE International SA/USA Dairy Industry, Inc. (a)
08/15/26	5.625%	939,000	967,170
Kraft Heinz Foods Co.
06/01/46	4.375%	11,640,000	12,315,423
Molson Coors Brewing Co.
07/15/21	2.100%	4,430,000	4,470,769
07/15/26	3.000%	9,710,000	9,777,251
05/01/42	5.000%	7,845,000	9,086,001
07/15/46	4.200%	2,679,000	2,791,360

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Pinnacle Foods Finance LLC/Corp. (a)
01/15/24	5.875%	$178,000	$190,015
Post Holdings, Inc. (a)
03/15/24	7.750%	2,350,000	2,632,000
08/15/26	5.000%	1,300,000	1,293,500
Treehouse Foods, Inc. (a)
02/15/24	6.000%	253,000	272,291
WhiteWave Foods Co. (The)
10/01/22	5.375%	1,274,000	1,447,582
Total			111,863,700
Gaming 0.3%
Boyd Gaming Corp.
05/15/23	6.875%	292,000	316,090
Boyd Gaming Corp. (a)
04/01/26	6.375%	482,000	516,945
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	1,219,000	1,313,472
04/15/26	5.375%	341,000	366,575
International Game Technology PLC (a)
02/15/22	6.250%	1,798,000	1,905,880
02/15/25	6.500%	539,000	580,773
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc. (a)
09/01/26	4.500%	505,000	505,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (a)
05/01/24	5.625%	490,000	531,503
MGM Resorts International
03/01/18	11.375%	1,732,000	1,944,170
03/15/23	6.000%	1,495,000	1,622,075
09/01/26	4.625%	1,294,000	1,261,650
Rivers Pittsburgh Borrower LP/Finance Corp. (a)
08/15/21	6.125%	310,000	320,075
Scientific Games International, Inc. (a)
01/01/22	7.000%	3,575,000	3,780,562
Seminole Tribe of Florida, Inc. (a)
10/01/20	6.535%	346,000	347,730
SugarHouse HSP Gaming LP/Finance Corp. (a)
06/01/21	6.375%	340,000	340,000
Tunica-Biloxi Gaming Authority (a)(d)
11/15/16	0.000%	177,000	72,128
Total			15,724,628
Health Care 1.1%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	220,000	217,800
02/15/23	5.625%	107,000	108,605
03/01/24	6.500%	1,202,000	1,259,095
Alere, Inc. (a)
07/01/23	6.375%	1,220,000	1,244,400

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Amsurg Corp.
07/15/22	5.625%	$1,510,000	$1,543,975
CHS/Community Health Systems, Inc.
08/01/21	5.125%	2,011,000	1,995,917
02/01/22	6.875%	1,808,000	1,554,880
Change Healthcare Holdings, Inc.
12/31/19	11.000%	577,000	607,292
Change Healthcare Holdings, Inc. (a)
02/15/21	6.000%	1,303,000	1,374,665
ConvaTec Finance International SA Junior Subordinated PIK (a)
01/15/19	8.250%	1,020,000	1,020,000
DaVita, Inc.
08/15/22	5.750%	510,000	534,225
07/15/24	5.125%	2,229,000	2,273,580
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	479,000	519,715
01/31/22	5.875%	513,000	580,972
10/15/24	4.750%	1,021,000	1,072,050
HCA, Inc.
02/01/25	5.375%	4,644,000	4,794,930
04/15/25	5.250%	5,835,000	6,221,569
02/15/27	4.500%	1,359,000	1,367,494
HealthSouth Corp.
11/01/24	5.750%	687,000	711,471
Hologic, Inc. (a)
07/15/22	5.250%	1,931,000	2,049,274
MEDNAX, Inc. (a)
12/01/23	5.250%	751,000	789,489
MPH Acquisition Holdings LLC (a)
06/01/24	7.125%	1,284,000	1,380,300
Memorial Sloan-Kettering Cancer Center
07/01/52	4.125%	15,770,000	17,363,622
Sterigenics-Nordion Holdings LLC (a)
05/15/23	6.500%	2,472,000	2,570,880
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	768,000	806,400
Teleflex, Inc.
06/01/26	4.875%	299,000	309,465
Tenet Healthcare Corp.
10/01/20	6.000%	157,000	166,028
04/01/21	4.500%	2,274,000	2,288,212
04/01/22	8.125%	1,858,000	1,858,000
Total			58,584,305
Healthcare Insurance 0.5%
Aetna, Inc.
06/15/26	3.200%	6,955,000	7,071,322
06/15/36	4.250%	5,770,000	5,976,255
06/15/46	4.375%	9,325,000	9,764,646
Centene Corp.
05/15/22	4.750%	2,526,000	2,608,095
02/15/24	6.125%	1,009,000	1,094,765

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Healthcare Insurance (continued)
Molina Healthcare, Inc.
11/15/22	5.375%	$1,778,000	$1,835,785
Total			28,350,868
Home Construction 0.1%
Beazer Homes USA, Inc. (a)
03/15/22	8.750%	444,000	468,420
CalAtlantic Group, Inc.
12/15/21	6.250%	386,000	424,117
11/15/24	5.875%	951,000	1,017,570
D.R. Horton, Inc.
08/15/23	5.750%	1,960,000	2,244,200
Meritage Homes Corp.
03/01/18	4.500%	198,000	202,455
04/01/22	7.000%	1,214,000	1,353,610
06/01/25	6.000%	460,000	488,750
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/23	5.875%	621,000	648,945
03/01/24	5.625%	154,000	158,620
Toll Brothers Finance Corp.
11/15/25	4.875%	482,000	494,050
Total			7,500,737
Independent Energy 2.5%
Anadarko Petroleum Corp.
09/15/36	6.450%	886,000	1,035,114
07/15/44	4.500%	1,780,000	1,633,146
03/15/46	6.600%	3,588,000	4,365,717
Antero Resources Corp.
12/01/22	5.125%	1,625,000	1,637,187
06/01/23	5.625%	431,000	439,081
Callon Petroleum Co. (a)(c)
10/01/24	6.125%	336,000	347,760
Canadian Natural Resources Ltd.
02/15/37	6.500%	2,210,000	2,453,763
02/01/39	6.750%	5,335,000	6,119,389
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	4,125,000	4,083,750
Concho Resources, Inc.
04/01/23	5.500%	5,039,000	5,196,469
Continental Resources, Inc.
04/15/23	4.500%	1,281,000	1,229,760
06/01/24	3.800%	6,718,000	6,146,970
CrownRock LP/Finance, Inc. (a)
04/15/21	7.125%	450,000	470,250
02/15/23	7.750%	1,866,000	2,001,285
Denbury Resources, Inc. (a)
05/15/21	9.000%	1,311,000	1,373,272
Diamondback Energy, Inc.
10/01/21	7.625%	583,000	617,980
Extraction Oil & Gas Holdings LLC/Finance Corp. (a)
07/15/21	7.875%	2,438,000	2,535,520

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Kerr-McGee Corp.
07/01/24	6.950%	$8,549,000	$10,277,044
Laredo Petroleum, Inc.
01/15/22	5.625%	540,000	523,800
05/01/22	7.375%	422,000	436,243
03/15/23	6.250%	4,835,000	4,738,300
Newfield Exploration Co.
01/30/22	5.750%	106,000	109,445
07/01/24	5.625%	1,243,000	1,274,075
Noble Energy, Inc.
11/15/43	5.250%	17,523,000	17,836,697
11/15/44	5.050%	7,416,000	7,321,743
Oasis Petroleum, Inc.
03/15/22	6.875%	835,000	799,513
01/15/23	6.875%	1,641,000	1,567,155
PDC Energy, Inc. (a)
09/15/24	6.125%	1,706,000	1,765,710
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	1,019,000	1,082,687
06/01/24	6.250%	1,827,000	1,886,377
QEP Resources, Inc.
05/01/23	5.250%	47,000	46,295
RSP Permian, Inc.
10/01/22	6.625%	2,592,000	2,715,120
Ras Laffan Liquefied Natural Gas Co., Ltd. II (a)
09/30/20	5.298%	1,388,400	1,482,214
WPX Energy, Inc.
01/15/22	6.000%	4,000,000	3,992,500
Whiting Petroleum Corp.
03/15/21	5.750%	1,483,000	1,386,605
Woodside Finance Ltd. (a)
03/05/25	3.650%	19,918,000	20,083,937
09/15/26	3.700%	11,880,000	11,941,859
Total			132,953,732
Integrated Energy 0.3%
BG Energy Capital PLC Subordinated (a)(b)
11/30/72	6.500%	1,638,000	1,707,540
Cenovus Energy, Inc.
11/15/39	6.750%	3,595,000	3,885,278
Shell International Finance BV
05/10/46	4.000%	8,085,000	8,270,987
Total			13,863,805
Leisure —%
LTF Merger Sub, Inc. (a)
06/15/23	8.500%	774,000	797,220

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance 1.3%
Five Corners Funding Trust (a)
11/15/23	4.419%	$5,345,000	$5,771,665
Massachusetts Mutual Life Insurance Co. Subordinated (a)
04/15/65	4.500%	2,355,000	2,336,725
MetLife Capital Trust X Junior Subordinated (a)(b)
04/08/38	9.250%	30,379,000	43,706,267
MetLife, Inc. Junior Subordinated
08/01/39	10.750%	8,693,000	13,931,402
Prudential Financial, Inc.
12/01/17	6.000%	145,000	152,722
Teachers Insurance & Annuity Association of America Subordinated (a)
09/15/44	4.900%	3,375,000	3,791,516
Total			69,690,297
Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	1,458,000	1,596,510
Hilton Domestic Operating Co., Inc. (a)
09/01/24	4.250%	663,000	676,260
Playa Resorts Holding BV (a)
08/15/20	8.000%	1,519,000	1,553,178
Total			3,825,948
Media and Entertainment 1.4%
21st Century Fox America, Inc.
02/15/41	6.150%	7,574,000	9,607,793
AMC Networks, Inc.
04/01/24	5.000%	695,000	699,344
CBS Corp.
01/15/27	2.900%	5,860,000	5,713,435
Lamar Media Corp.
02/01/26	5.750%	359,000	386,822
MDC Partners, Inc. (a)
05/01/24	6.500%	3,306,000	3,058,050
Match Group, Inc.
06/01/24	6.375%	1,220,000	1,326,750
Netflix, Inc.
02/15/22	5.500%	1,051,000	1,131,139
02/15/25	5.875%	2,119,000	2,288,520
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	1,692,000	1,774,485
Sky PLC (a)
09/16/24	3.750%	20,603,000	21,783,346
Thomson Reuters Corp.
05/15/26	3.350%	18,325,000	18,809,110

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Univision Communications, Inc. (a)
02/15/25	5.125%	$3,520,000	$3,542,000
Viacom, Inc.
10/04/26	3.450%	3,720,000	3,717,954
Total			73,838,748
Metals 0.7%
Alcoa Nederland Holding BV (a)
09/30/24	6.750%	506,000	525,608
09/30/26	7.000%	401,000	414,534
ArcelorMittal (b)
02/25/22	7.250%	1,052,000	1,192,705
03/01/41	7.750%	2,594,000	2,704,245
BHP Billiton Finance USA Ltd. Junior Subordinated (a)(b)
10/19/75	6.750%	10,160,000	11,506,200
Constellium NV (a)
05/15/24	5.750%	1,001,000	925,925
Freeport-McMoRan, Inc.
03/01/22	3.550%	438,000	398,580
03/15/23	3.875%	964,000	865,113
11/14/24	4.550%	2,285,000	2,070,781
Glencore Finance Canada Ltd. (a)
11/15/16	5.800%	9,715,000	9,751,630
Novelis Corp. (a)
08/15/24	6.250%	526,000	558,217
09/30/26	5.875%	1,672,000	1,711,710
Teck Resources Ltd.
07/15/41	6.250%	910,000	871,325
Teck Resources Ltd. (a)
06/01/24	8.500%	804,000	920,580
Total			34,417,153
Midstream 2.1%
Cheniere Corpus Christi Holdings LLC (a)
06/30/24	7.000%	705,000	761,400
Columbia Pipeline Group, Inc.
06/01/45	5.800%	15,961,000	18,939,913
Energy Transfer Equity LP
06/01/27	5.500%	3,651,000	3,632,745
Enterprise Products Operating LLC Junior Subordinated (b)
08/01/66	4.464%	6,070,000	5,721,582
Holly Energy Partners LP/Finance Corp. (a)
08/01/24	6.000%	226,000	233,910
MPLX LP
02/15/23	5.500%	449,000	463,861
07/15/23	4.500%	760,000	774,763
12/01/24	4.875%	4,939,000	5,108,536
Plains All American Pipeline LP/Finance Corp.
06/01/42	5.150%	10,718,000	10,038,372
02/15/45	4.900%	7,838,000	7,181,920
Sabine Pass Liquefaction LLC

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
03/01/25	5.625%	$3,132,000	$3,366,900
Sabine Pass Liquefaction LLC (a)
06/30/26	5.875%	1,272,000	1,382,505
03/15/27	5.000%	1,092,000	1,119,300
Tallgrass Energy Partners LP/Finance Corp. (a)
09/15/24	5.500%	422,000	425,165
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	14,000	14,175
11/15/23	4.250%	1,030,000	995,237
03/15/24	6.750%	2,602,000	2,784,140
Targa Resources Partners LP/Finance Corp. (a)(c)
02/01/27	5.375%	2,105,000	2,118,156
Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	60,000	63,900
10/15/22	6.250%	2,227,000	2,377,322
05/01/24	6.375%	632,000	676,240
Transcanada Trust Junior Subordinated (b)
08/15/76	5.875%	11,210,000	11,860,180
Transcontinental Gas Pipe Line Co. LLC (a)
02/01/26	7.850%	8,325,000	10,777,986
Western Gas Partners LP
07/01/22	4.000%	1,003,000	1,025,569
06/01/25	3.950%	1,436,000	1,416,574
Williams Companies, Inc. (The)
01/15/23	3.700%	1,262,000	1,224,140
06/24/24	4.550%	3,158,000	3,219,739
Williams Partners LP
04/15/40	6.300%	4,550,000	5,002,193
03/04/44	5.400%	2,824,000	2,813,899
01/15/45	4.900%	3,120,000	2,966,019
09/15/45	5.100%	5,590,000	5,453,727
Total			113,940,068
Natural Gas 1.2%
NiSource Finance Corp.
02/15/23	3.850%	4,755,000	5,089,947
12/15/40	6.250%	4,820,000	6,252,673
Sempra Energy
03/15/20	2.400%	6,614,000	6,738,740
11/15/20	2.850%	10,845,000	11,230,388
10/01/22	2.875%	19,813,000	20,482,481
11/15/25	3.750%	11,690,000	12,587,663
Total			62,381,892
Oil Field Services 1.0%
Noble Holding International Ltd.
03/15/17	2.500%	24,991,000	24,741,090
Noble Holding International Ltd. (b)
03/16/18	5.250%	25,704,000	25,318,440
SESI LLC
05/01/19	6.375%	771,000	765,217
12/15/21	7.125%	226,000	220,915
Weatherford International Ltd.
06/15/21	7.750%	1,705,000	1,687,950

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
06/15/23	8.250%	$173,000	$170,838
Total			52,904,450
Other Industry 0.3%
Massachusetts Institute of Technology
07/01/14	4.678%	11,214,000	13,279,652
07/01/16	3.885%	4,270,000	4,251,686
Total			17,531,338
Other REIT 0.2%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	581,000	615,315
Duke Realty LP
06/15/22	4.375%	8,825,000	9,653,076
Total			10,268,391
Packaging 0.3%
ARD Finance SA (a)
09/15/23	7.125%	700,000	696,500
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	311,000	321,107
05/15/23	4.625%	1,011,000	1,016,055
05/15/24	7.250%	1,485,000	1,581,525
Ball Corp.
12/15/20	4.375%	998,000	1,065,365
Berry Plastics Corp.
10/15/22	6.000%	1,923,000	2,028,765
07/15/23	5.125%	1,200,000	1,218,000
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	1,886,000	1,956,725
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	3,068,000	3,163,875
Reynolds Group Issuer, Inc./LLC (a)
07/15/24	7.000%	1,681,000	1,802,872
Reynolds Group Issuer, Inc./LLC (b)
02/15/21	8.250%	2,426,000	2,529,105
Signode Industrial Group Luxembourg SA/US, Inc. (a)
05/01/22	6.375%	249,000	252,113
Total			17,632,007
Pharmaceuticals 2.3%
Actavis Funding SCS
03/12/20	3.000%	27,500,000	28,394,162
03/15/22	3.450%	4,693,000	4,926,890
Actavis, Inc.
10/01/42	4.625%	9,340,000	9,949,230
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	1,232,000	1,088,780
Endo Finance LLC/Ltd./Finco, Inc. (a)
07/15/23	6.000%	437,000	397,670
Forest Laboratories LLC (a)
02/01/19	4.375%	10,399,000	10,954,535

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	$2,680,000	$2,773,800
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	2,537,000	2,638,480
Johnson & Johnson
12/05/33	4.375%	6,888,000	8,262,321
Mallinckrodt International Finance SA/CB LLC (a)
04/15/25	5.500%	1,115,000	1,059,250
Quintiles Transnational Corp. (a)
05/15/23	4.875%	221,000	227,078
Shire Acquisitions Investments Ireland DAC
09/23/21	2.400%	27,910,000	27,945,139
09/23/23	2.875%	17,860,000	17,883,343
Valeant Pharmaceuticals International, Inc. (a)
05/15/23	5.875%	704,000	607,200
04/15/25	6.125%	8,226,000	7,084,642
Total			124,192,520
Property & Casualty 1.6%
Alliant Holdings Intermediate LP (a)
08/01/23	8.250%	76,000	77,235
Berkshire Hathaway Finance Corp.
05/15/43	4.300%	2,020,000	2,269,492
Berkshire Hathaway, Inc.
03/15/26	3.125%	15,254,000	16,032,869
02/11/43	4.500%	2,561,000	2,966,826
Chubb Corp. (The) Junior Subordinated (b)
04/15/37	6.375%	10,592,000	10,063,459
HUB International Ltd. (a)
02/15/21	9.250%	348,000	362,094
10/01/21	7.875%	4,228,000	4,312,560
Hub Holdings LLC/Finance, Inc. PIK (a)
07/15/19	8.125%	67,000	65,325
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	6,650,000	7,420,469
05/01/42	6.500%	3,882,000	4,825,571
Loews Corp.
04/01/26	3.750%	31,464,000	33,420,180
05/15/43	4.125%	4,114,000	4,253,971
Total			86,070,051
Railroads 0.2%
BNSF Funding Trust I Junior Subordinated (b)
12/15/55	6.613%	7,262,000	8,379,477
Kansas City Southern
08/15/45	4.950%	3,846,000	4,370,306
Total			12,749,783

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Restaurants 0.1%
BC ULC/New Red Finance, Inc. (a)
01/15/22	4.625%	$1,847,000	$1,920,880
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)
06/01/26	5.250%	2,037,000	2,154,128
Yum! Brands, Inc.
11/01/43	5.350%	1,004,000	865,950
Total			4,940,958
Retail REIT 0.2%
Kimco Realty Corp.
06/01/23	3.125%	9,573,000	9,841,293
Retailers 0.7%
Asbury Automotive Group, Inc.
12/15/24	6.000%	1,847,000	1,911,645
CVS Health Corp.
12/01/22	4.750%	16,272,000	18,455,279
CVS Pass-Through Trust (a)
01/10/36	4.704%	3,726,415	4,129,420
08/11/36	4.163%	4,633,640	4,879,103
Dollar Tree, Inc.
03/01/23	5.750%	1,779,000	1,914,649
Group 1 Automotive, Inc.
06/01/22	5.000%	404,000	405,260
Group 1 Automotive, Inc. (a)
12/15/23	5.250%	714,000	716,677
Hanesbrands, Inc. (a)
05/15/26	4.875%	650,000	664,625
Penske Automotive Group, Inc.
12/01/24	5.375%	2,230,000	2,241,150
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	124,000	158,720
Rite Aid Corp. (a)
04/01/23	6.125%	912,000	984,203
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	365,000	380,513
12/01/25	5.625%	370,000	398,213
Total			37,239,457
Technology 3.3%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	271,000	276,420
04/01/20	6.375%	497,000	506,940
08/01/22	5.375%	1,631,000	1,590,225
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	190,000	203,300
Camelot Finance SA (a)(c)
10/15/24	7.875%	647,000	667,219

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Cisco Systems, Inc. (b)
09/20/19	1.197%	$12,395,000	$12,404,061
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a)
06/01/19	3.480%	9,070,000	9,328,223
06/15/21	4.420%	11,745,000	12,274,934
06/15/21	5.875%	765,000	812,791
06/15/23	5.450%	26,030,000	27,890,026
06/15/24	7.125%	851,000	935,971
Equinix, Inc.
01/01/22	5.375%	2,566,000	2,713,545
01/15/26	5.875%	1,090,000	1,171,750
First Data Corp. (a)
08/15/23	5.375%	1,313,000	1,352,390
12/01/23	7.000%	3,065,000	3,241,237
01/15/24	5.750%	3,550,000	3,647,625
Hewlett Packard Enterprise Co. (a)
10/15/45	6.350%	15,192,000	15,677,278
Infor US, Inc. (a)
08/15/20	5.750%	118,000	123,900
Informatica LLC (a)
07/15/23	7.125%	434,000	405,790
MSCI, Inc. (a)
11/15/24	5.250%	1,094,000	1,158,163
08/15/25	5.750%	802,000	856,135
08/01/26	4.750%	481,000	487,013
Microsemi Corp. (a)
04/15/23	9.125%	1,044,000	1,190,160
Microsoft Corp.
08/08/21	1.550%	12,690,000	12,638,136
08/08/26	2.400%	16,300,000	16,313,790
08/08/46	3.700%	5,735,000	5,804,881
NXP BV/Funding LLC (a)
06/15/22	4.625%	1,940,000	2,095,200
Oracle Corp.
09/15/21	1.900%	11,040,000	11,068,008
07/15/26	2.650%	15,105,000	15,107,749
07/15/36	3.850%	5,420,000	5,627,890
PTC, Inc.
05/15/24	6.000%	1,331,000	1,420,842
Qualitytech LP/Finance Corp.
08/01/22	5.875%	945,000	966,262
Quintiles IMS, Inc. (a)
10/15/26	5.000%	1,537,000	1,598,480
Riverbed Technology, Inc. (a)
03/01/23	8.875%	463,000	494,831
Sensata Technologies UK Financing Co. PLC (a)
02/15/26	6.250%	824,000	891,980
Solera LLC/Finance, Inc. (a)
03/01/24	10.500%	1,155,000	1,287,825
VeriSign, Inc.
05/01/23	4.625%	2,505,000	2,539,444

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
04/01/25	5.250%	$230,000	$241,500
Total			177,011,914
Transportation Services 0.4%
ERAC U.S.A. Finance LLC (a)
12/01/26	3.300%	12,445,000	12,802,881
FedEx Corp.
11/15/45	4.750%	1,840,000	2,101,784
04/01/46	4.550%	5,504,000	6,113,744
Hertz Corp. (The)
01/15/21	7.375%	127,000	131,921
10/15/22	6.250%	255,000	262,650
Hertz Corp. (The) (a)
10/15/24	5.500%	997,000	993,262
Total			22,406,242
Wireless 0.5%
SBA Communications Corp. (a)
09/01/24	4.875%	3,722,000	3,749,915
SFR Group SA (a)
05/15/22	6.000%	1,885,000	1,922,700
05/01/26	7.375%	2,923,000	2,987,861
Sprint Communications, Inc. (a)
03/01/20	7.000%	3,231,000	3,465,247
Sprint Corp.
09/15/23	7.875%	519,000	522,244
06/15/24	7.125%	2,803,000	2,732,925
02/15/25	7.625%	2,171,000	2,149,290
T-Mobile USA, Inc.
04/28/20	6.542%	4,000	4,135
04/28/21	6.633%	753,000	792,533
04/01/23	6.625%	5,055,000	5,427,806
01/15/26	6.500%	1,782,000	1,971,338
Wind Acquisition Finance SA (a)
07/15/20	4.750%	838,000	844,285
04/23/21	7.375%	492,000	514,140
Total			27,084,419
Wirelines 1.9%
AT&T, Inc.
03/15/22	3.800%	6,196,000	6,636,467
02/17/26	4.125%	3,230,000	3,490,341
03/15/42	5.150%	3,470,000	3,765,117
06/15/44	4.800%	4,660,000	4,891,700
AT&T, Inc. (a)
03/09/48	4.500%	4,173,000	4,194,854
CenturyLink, Inc.
12/01/23	6.750%	2,340,000	2,433,600
04/01/24	7.500%	1,395,000	1,489,162
04/01/25	5.625%	165,000	157,988
Deutsche Telekom International Finance BV
06/01/32	9.250%	1,850,000	2,989,768
Deutsche Telekom International Finance BV (a)
09/19/23	2.485%	22,995,000	23,124,531
Frontier Communications Corp.
09/15/20	8.875%	995,000	1,073,356

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
04/15/22	8.750%	$1,187,000	$1,210,740
09/15/25	11.000%	5,241,000	5,470,294
Koninklijke KPN NV
10/01/30	8.375%	600,000	838,889
Level 3 Communications, Inc.
12/01/22	5.750%	627,000	655,215
Level 3 Financing, Inc.
08/15/22	5.375%	620,000	647,900
02/01/23	5.625%	2,060,000	2,139,825
05/01/25	5.375%	880,000	917,400
Level 3 Financing, Inc. (a)
03/15/26	5.250%	84,000	86,730
Orange SA (b)
03/01/31	9.000%	5,720,000	9,126,243
Telecom Italia SpA (a)
05/30/24	5.303%	1,174,000	1,197,480
Verizon Communications, Inc.
09/15/23	5.150%	9,881,000	11,510,644
03/15/34	5.050%	6,495,000	7,300,205
08/21/46	4.862%	1,228,000	1,375,437
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	3,315,000	3,480,750
05/15/25	6.375%	796,000	843,760
Total			101,048,396
Total Corporate Bonds & Notes (Cost: $2,523,374,319)			$2,612,044,393

Residential Mortgage-Backed Securities - Agency 21.0%
Federal Home Loan Mortgage Corp.
08/01/24	8.000%	18,930	20,944
01/01/25	9.000%	6,650	7,506
09/01/28-07/01/37	6.000%	7,124,353	8,372,428
04/01/30-04/01/32	7.000%	213,201	248,248
06/01/33	5.500%	215,248	245,963
01/01/46	3.500%	10,630,931	11,230,012
04/01/46-06/01/46	4.000%	43,464,033	46,636,695
Federal Home Loan Mortgage Corp. (b)(e)
CMO IO STRIPS Series 309 Class S4
08/15/43	5.446%	4,057,148	942,091
CMO IO STRIPS Series 312 Class S1
09/15/43	5.426%	4,030,729	946,771
CMO IO STRIPS Series 337 Class S1
09/15/44	5.526%	13,336,849	3,048,683
CMO IO Series 311 Class S1
08/15/43	5.426%	14,149,412	2,740,324
CMO IO Series 326 Class S2
03/15/44	5.426%	15,919,195	3,515,159
Federal Home Loan Mortgage Corp. (c)
10/13/46	4.500%	28,500,000	31,204,716
Federal Home Loan Mortgage Corp. (e)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 329 Class C5
06/15/43	3.500%	$17,107,502	$2,572,039
CMO IO Series 4120 Class IA
10/15/42	3.500%	10,833,359	1,810,616
CMO IO Series 4176 Class BI
03/15/43	3.500%	4,679,709	785,540
CMO IO Series 4182 Class DI
05/15/39	3.500%	16,045,773	1,521,504
Federal National Mortgage Association
11/01/21-04/01/22	8.000%	8,149	8,860
04/01/23	8.500%	4,727	4,809
06/01/24	9.000%	12,655	13,779
02/01/27-12/01/43	3.000%	74,039,529	77,615,816
02/01/27-09/01/31	7.500%	60,478	64,687
10/01/28-08/01/35	6.000%	5,524,001	6,442,242
05/01/29-07/01/38	7.000%	7,757,534	9,457,611
01/01/31	2.500%	15,749,040	16,368,807
03/01/33-08/01/34	5.500%	2,874,572	3,309,689
10/01/40-06/01/44	4.500%	28,354,483	31,077,422
05/01/41	5.000%	2,849,362	3,175,166
05/01/43-03/01/46	3.500%	181,773,664	193,168,305
Federal National Mortgage Association (b)(e)
CMO IO Series 2013-101 Class CS
10/25/43	5.375%	6,122,953	1,535,515
CMO IO Series 2013-107 Class SB
02/25/43	5.425%	10,859,599	2,411,427
CMO IO Series 2014-93 Class ES
01/25/45	5.625%	7,888,462	1,693,986
CMO IO Series 2016-31 Class VS
06/25/46	5.475%	5,811,236	1,149,696
CMO IO Series 2016-37 Class SA
06/25/46	5.325%	11,751,110	2,917,198
CMO IO Series 2016-39 Class LS
07/25/46	5.475%	19,404,896	4,979,120
CMO IO Series 2016-4 Class BS
02/25/46	5.575%	7,566,893	1,840,787
CMO IO Series 2016-45 Class AS
07/25/46	5.475%	9,821,122	2,489,577
CMO IO Series 2016-50 Class GS
08/25/46	5.425%	9,775,686	2,209,773
CMO IO Series 416 Class S1
11/25/42	5.575%	6,343,994	1,384,197
Federal National Mortgage Association (c)
10/18/31	2.500%	41,500,000	42,983,812
10/18/31-10/13/46	3.000%	150,440,000	156,893,596
10/18/31-10/13/46	3.500%	82,250,000	86,779,098
10/13/46	4.000%	114,550,000	123,024,913
10/13/46	4.500%	29,400,000	32,196,895

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal National Mortgage Association (e)
CMO IO STRIPS Series 413 Class C39
04/25/41	4.500%	$12,366,643	$2,106,290
CMO IO Series 2012-131 Class MI
01/25/40	3.500%	9,212,596	1,157,685
CMO IO Series 2012-148 Class BI
01/25/43	3.500%	12,589,007	2,182,922
Federal National Mortgage Association (f)
08/01/40	4.500%	7,317,378	8,026,302
Government National Mortgage Association (c)
10/20/46	3.500%	144,880,000	153,878,410
10/20/46	4.000%	15,000,000	16,122,351
10/20/46	4.500%	7,000,000	7,728,271
Government National Mortgage Association (e)
CMO IO Series 2012-38 Class MI
03/20/42	4.000%	14,270,694	2,171,924
CMO IO Series 2014-184 Class CI
11/16/41	3.500%	7,659,708	1,144,154
CMO IO Series 2015-53 Class EI
04/16/45	3.500%	2,247,215	405,463

Total Residential Mortgage-Backed Securities - Agency (Cost: $1,107,931,893)			$1,115,969,794

Residential Mortgage-Backed Securities - Non-Agency 4.3%
ASG Resecuritization Trust (a)(b)
CMO Series 2009-2 Class G70
05/24/36	3.103%	3,628,000	3,624,276
CMO Series 2009-2 Class G75
05/24/36	3.103%	3,628,000	3,648,475
Angel Oak Mortgage Trust LLC (a)
Series 2015-1
11/25/45	4.500%	1,463,418	1,467,535
11/25/45	5.500%	2,035,000	2,033,070
BCAP LLC Trust (a)
CMO Series 2013-RR2 Class 7A1
07/26/36	3.000%	1,160,721	1,160,721
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	1,911,711	1,908,807
CMO Series 2013-RR5 Class 3A1
09/26/36	3.500%	2,233,450	2,227,924
BCAP LLC Trust (a)(b)
CMO Series 2012-RR10 Class 9A1
10/26/35	3.040%	557,148	560,390
CMO Series 2012-RR11 Class 2A1
08/26/36	0.644%	743,153	739,573
CMO Series 2014-RR3 Class 3A1
07/26/36	0.648%	686,205	660,214
Series 2010-RR11 Class 8A1
05/27/37	5.374%	2,722,095	2,702,222
Series 2011-RR5 Class 11A4
05/28/36	0.674%	4,083,755	3,887,765
Banc of America Funding Trust
CMO Series 2012-R5 Class A (a)(b)
10/03/39	0.787%	25,616	25,613

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Bayview Opportunity Master Fund IIA Trust Series 2016-RPL3 Class A1 (a)
07/28/31	3.475%	$2,926,725	$2,924,585
Bayview Opportunity Master Fund IIIa Trust CMO Series 2016-RN3 Class A1 (a)(g)
09/28/31	3.598%	20,000,000	20,000,000
Bellemeade Re II Ltd. CMO Series 2016-1A Class M2A (a)(b)(g)
04/25/26	5.025%	5,000,000	5,031,250
CAM Mortgage Trust (a)
CMO Series 2016-1 Class A
01/15/56	4.000%	3,938,155	3,931,757
CAM Mortgage Trust (a)(b)
Series 2015-1 Class A
07/15/64	3.500%	1,815,955	1,812,608
COLT LLC CMO Series 15-1 Class A2 (a)(b)
12/26/45	4.275%	1,295,401	1,285,444
COLT Mortgage Loan Trust CMO Series 2016-1 Class A2 (a)
05/25/46	3.500%	2,802,923	2,826,748
CSMC Trust CMO Series 2015-RPL1 Class A2 (a)(b)
02/25/57	4.668%	1,500,000	1,450,791
Citigroup Mortgage Loan Trust, Inc. (a)
CMO Series 2015-RP2 Class A
01/25/53	4.250%	15,399,450	15,708,123
CMO Series 2015-RP2 Class B3
01/25/53	4.250%	4,030,984	3,936,471
Citigroup Mortgage Loan Trust, Inc. (a)(b)
CMO Series 2012-7 Class 12A1
03/25/36	2.894%	509,741	506,021
CMO Series 2012-9 Class 1A1
02/20/36	2.767%	1,391,580	1,374,417
CMO Series 2013-2 Class 1A1
11/25/37	3.019%	2,008,321	2,005,624
CMO Series 2014-11 Class 3A3
09/25/36	0.684%	1,800,000	1,669,828
CMO Series 2014-12 Class 3A1
10/25/35	3.049%	10,465,384	10,480,573
CMO Series 2014-2 Class 3A3
08/25/37	0.664%	1,000,000	970,435
CMO Series 2014-C Class A
02/25/54	3.250%	1,143,633	1,096,609
CMO Series 2015-A Class A4
06/25/58	4.250%	6,177,349	6,394,941
CMO Series 2015-A Class B3
06/25/58	4.500%	968,558	945,910
Series 2013-11 Class 3A3
09/25/34	3.070%	836,783	774,167
Citigroup Mortgage Loan Trust, Inc. (a)(e)
CMO IO Series 2015-A Class A1IO
06/25/58	1.000%	17,953,233	469,836
Countrywide Home Equity Loan Trust
CMO Series 2007-S2 Class A3 (NPFGC)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
05/25/37	5.813%	$578,982	$577,605
CMO Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	514,013	511,570
Credit Suisse Mortgage Capital Certificates (a)
CMO Series 2010-9R Class 1A5
08/27/37	4.000%	3,000,000	2,942,317
Credit Suisse Mortgage Capital Certificates (a)(b)
CMO Series 2009-14R Class 4A9
10/26/35	3.040%	12,807,000	12,846,291
CMO Series 2011-12R Class 3A1
07/27/36	2.603%	5,730,419	5,658,621
CMO Series 2011-16R Class 7A3
12/27/36	3.007%	318,057	317,288
CMO Series 2011-17R Class 3A1
10/27/35	2.721%	137,588	137,293
CMO Series 2014-CIM1 Class A2
01/25/58	4.027%	3,000,000	2,968,113
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	8,842,843	8,930,050
CMO Series 2014-RPL4 Class A2
08/25/62	4.774%	2,750,000	2,640,437
Series 2012-11 Class 3A2
06/29/47	1.524%	1,312,507	1,187,065
Credit Suisse Securities (USA) LLC (a)
CMO Series 2014-RPL1 Class A3
02/25/54	4.154%	750,000	741,740
Credit Suisse Securities (USA) LLC (a)(b)
CMO Series 2014-RPL1 Class A1
02/25/54	3.250%	5,674,899	5,628,757
Deephaven Residential Mortgage Trust Series 2016-1A Class A2 (a)
07/25/46	5.500%	3,239,130	3,212,245
JPMorgan Resecuritization Trust (a)
CMO Series 2014-5 Class 6A
09/27/36	4.000%	1,775,147	1,771,958
JPMorgan Resecuritization Trust (a)(b)
CMO Series 2014-1 Class 1016
03/26/36	2.850%	3,630,000	3,593,003
Morgan Stanley Re-Remic Trust (a)(b)
CMO Series 2010-R1 Class 2B
07/26/35	2.944%	4,910,229	4,882,827
CMO Series 2013-R3 Class 10A
10/26/35	3.040%	1,551,632	1,547,762
Morgan Stanley Resecuritization Trust (a)(b)
CMO Series 2013-R9 Class 2A
06/26/46	3.013%	2,342,797	2,329,283
CMO Series 2013-R9 Class 4A
06/26/46	2.902%	1,492,930	1,484,035
NRPL Trust Series 2014-1A Class A1 (a)(b)
04/25/54	3.250%	3,217,186	3,241,511
New Residential Mortgage Loan Trust CMO Series 2015-1A Class A3 (a)
05/28/52	3.750%	6,146,651	6,389,698
Nomura Asset Acceptance Corp. Alternative Loan Trust (b)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	157,356	156,080

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	$995,731	$987,483
Nomura Resecuritization Trust (a)(b)
CMO Series 2012-3R Class 1A1
01/26/37	0.697%	1,395,459	1,349,710
CMO Series 2014-6R Class 3A1
01/26/36	0.784%	3,672,525	3,450,736
Pretium Mortgage Credit Partners Series 2015-NPL2 Class A1 (a)(b)
07/27/30	3.750%	811,852	812,769
RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A2 (a)(b)
08/26/35	3.045%	2,989,473	2,880,969
Selene Non-Performing Loans LLC CMO Series 2014-1A Class A (a)(b)
05/25/54	2.981%	330,953	329,395
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A (b)
12/25/34	5.240%	11,497	11,686
Towd Point Mortgage Trust CMO Series 2015-3 Class A4B (a)(b)
03/25/54	3.500%	15,200,200	15,707,779
VML LLC CMO Series 2014-NPL1 Class A1 (a)
04/27/54	3.875%	1,302,556	1,296,830
Vericrest Opportunity Loan Transferee XLIV LLC CMO Series 2016-NPL4 Class A1 (a)(b)
04/25/46	4.250%	4,494,532	4,566,126
Vericrest Opportunity Loan Transferee XLVIII LLC Series 2016-NPL8 Class A1 (a)
07/25/46	3.500%	2,938,476	2,940,410
Vericrest Opportunity Loan Transferee CMO Series 2015-NPL4 Class A1 (a)
02/25/55	3.500%	2,188,003	2,189,642
WaMu Mortgage Pass-Through Certificates CMO Series 2003-AR8 Class A (b)
08/25/33	2.695%	4,435,479	4,478,435
Wedgewood Real Estate Trust CMO Series 2016-1 Class A2 (a)
07/15/46	5.000%	2,000,000	1,992,175

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $226,345,146)			$226,932,417

Commercial Mortgage-Backed Securities - Non-Agency 4.2%
American Homes 4 Rent Trust (a)
Series 2014-SFR3 Class A
12/17/36	3.678%	2,436,271	2,630,605
Series 2015-SFR2 Class A

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
10/17/45	3.732%	$7,042,579	$7,649,301
American Homes 4 Rent (a)
Series 2015-SFR1 Class F
04/17/52	5.885%	1,000,000	1,002,472
American Homes 4 Rent (a)(b)
Series 2014-SFR1 Class E
06/17/31	3.025%	1,000,000	981,873
Series 2014-SFR1 Class F
06/17/31	3.775%	2,200,000	2,157,463
B2R Mortgage Trust Series 2015-2 Class E (a)(b)
11/15/48	5.669%	1,000,000	900,831
BAMLL Re-REMIC Trust CMO PO Series 2013-FRR1 Class A1 (a)(h)
12/26/20	0.000%	3,000,000	2,471,995
BB-UBS Trust Subordinated, Series 2012-SHOW Class D (a)(b)
11/05/36	4.160%	4,000,000	4,044,366
BHMS Mortgage Trust Series 2014-ATLS Class DFX (a)(b)
07/05/33	4.847%	2,000,000	1,931,600
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2015-200P Class A (a)
04/14/33	3.218%	2,000,000	2,112,330
Banc of America Merrill Lynch Re-Remic Trust Series 2015-FR11 Class A705 (a)(b)
09/27/44	1.868%	1,000,000	949,073
CGGS Commercial Mortgage Trust Series 2016-RNDA Class AFX (a)
02/10/33	2.757%	17,475,000	17,763,635
Citigroup Commercial Mortgage Trust Series 2016-P3 Class A3
04/15/49	3.063%	12,570,000	13,150,858
Commercial Mortgage Trust Series 2015-LC19 Class A4
02/10/48	3.183%	710,000	749,433
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4 (b)
06/15/39	5.881%	1,234,945	1,247,827
DBUBS Mortgage Trust Series 2011-LC2A Class A4 (a)
07/10/44	4.537%	17,780,000	19,625,365
GS Mortgage Securities Corp. II Series 2015-GC30 Class A3
05/10/50	3.119%	2,400,000	2,493,191
General Electric Capital Assurance Co. Series 2003-1 Class A5 (a)
05/12/35	5.743%	2,869,899	3,084,469
Houston Galleria Mall Trust Series 2015-HGLR Class A1A2 (a)
03/05/37	3.087%	5,200,000	5,344,130

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Invitation Homes Trust (a)(b)
Series 2015-SFR3 Class E
08/17/32	4.275%	$5,000,000	$5,017,948
Series 2015-SFR3 Class F
08/17/32	5.275%	7,000,000	7,061,812
Subordinated, Series 2014-SFR3 Class F
12/17/31	5.525%	2,500,000	2,514,880
Subordinated, Series 2015-SFR1 Class E
03/17/32	4.725%	3,230,000	3,256,106
Subordinated, Series 2015-SFR2 Class E
06/17/32	3.675%	1,250,000	1,243,452
Subordinated, Series 2015-SFR2 Class F
06/17/32	4.225%	5,100,000	5,029,831
JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class A4
02/15/48	3.179%	2,440,000	2,561,089
JPMCC Re-REMIC Trust (a)(b)
Series 2016-GG10 Class AMA
08/15/45	5.988%	15,700,000	15,723,487
Series 2016-GG10 Class AMB
08/15/45	5.988%	5,000,000	4,957,913
JPMorgan Commercial Mortgage-Backed Securities Trust Series 2009-RR1 Class A4B1 (a)
03/18/51	1.000%	3,750,000	3,706,981
LB Commercial Mortgage Trust Series 2007-C3 Class AM (b)
07/15/44	6.114%	3,460,000	3,536,219
LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3
02/15/40	5.430%	6,227,293	6,278,747
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A3
02/15/48	2.988%	2,145,000	2,206,751
Morgan Stanley Capital I Trust Series 2014-150E Class A (a)
09/09/32	3.912%	6,495,000	7,140,072
Morgan Stanley Re-Remic Trust (a)(b)
Series 2009-GG10 Class A4B
08/12/45	5.988%	1,549,000	1,567,786
Series 2010-GG10 Class A4B
08/15/45	5.988%	4,571,000	4,634,099
ORES NPL LLC Series 2014-LV3 Class A (a)
03/27/24	3.000%	219,753	219,753
Rialto Capital Management LLC Series 2014-LT5 Class B (a)
05/15/24	5.000%	500,000	499,670
Rialto Real Estate Fund LLC Subordinated, Series 2015-LT7 Class B (a)
12/25/32	5.071%	4,000,000	4,000,000
Rialto Real Estate Fund LP (a)
Series 2014-LT5 Class A
05/15/24	2.850%	486,507	485,591
Series 2014-LT6 Class B

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
09/15/24	5.486%	$1,777,239	$1,775,771
VFC LLC Subordinated, Series 2015-3 Class B (a)
12/20/31	4.750%	468,847	468,847
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class A5
11/15/47	3.607%	2,665,000	2,870,789
Wells Fargo Commercial Mortgage Trust
Series 2015-C27 Class A4
02/15/48	3.190%	4,200,000	4,408,178
Series 2015-C28 Class A3
05/15/48	3.290%	28,010,000	29,622,553
Series 2015-LC20 Class A4
04/15/50	2.925%	3,670,000	3,780,053
Series 2015-LC20 Class A5
04/15/50	3.184%	510,000	533,693
Series 2016-C33 Class A4
03/15/59	3.426%	4,166,000	4,462,993

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $216,201,694)			$219,855,881

Asset-Backed Securities - Agency 1.3%
United States Small Business Administration
Series 2011-20K Class 1
11/01/31	2.870%	3,658,954	3,821,238
Series 2012-20C Class 1
03/01/32	2.510%	1,588,673	1,636,755
Series 2012-20G Class 1
07/01/32	2.380%	1,526,788	1,562,735
Series 2012-20I Class 1
09/01/32	2.200%	2,557,306	2,592,363
Series 2012-20J Class 1
10/01/32	2.180%	8,942,590	9,047,388
Series 2012-20L Class 1
12/01/32	1.930%	1,212,942	1,211,471
Series 2013-20E Class 1
05/01/33	2.070%	3,807,267	3,835,881
Series 2014-20D Class 1
04/01/34	3.110%	5,930,474	6,290,485
Series 2014-20F Class 1
06/01/34	2.990%	6,416,505	6,714,827
Series 2014-20I Class 1
09/01/34	2.920%	390,319	407,372
Series 2015-20C Class 1
03/01/35	2.720%	1,076,212	1,114,682
Series 2015-20E Class 1
05/01/35	2.770%	11,732,735	12,187,518
Series 2016-20F Class 1
06/01/36	2.180%	18,500,000	18,690,160
Total Asset-Backed Securities - Agency (Cost: $66,842,537)			$69,112,875

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 14.8%
A Voce CLO Ltd. Series 2014-1A Class A1B (a)(b)
07/15/26	2.140%	$7,770,000	$7,752,238
ARES CLO Ltd. Series 2012-2A Class AR (a)(b)
10/12/23	1.957%	30,000,000	29,975,610
ARI Fleet Lease Trust (a)
Series 2014-A Class A2
11/15/22	0.810%	241,675	241,448
Series 2015-A Class A2
11/15/18	1.110%	1,210,336	1,208,616
Ally Master Owner Trust Series 2014-5 Class A1 (b)
10/15/19	1.014%	2,700,000	2,700,644
AmeriCredit Automobile Receivables Trust Series 2016-2 Class A2B (b)
10/08/19	1.217%	4,500,000	4,509,228
Apidos CLO XIX Series 2014-19A Class A2 (a)(b)
10/17/26	1.929%	18,500,000	18,850,483
Apidos CLO XVII Series 2014-17A Class A1A (a)(b)
04/17/26	2.179%	13,080,000	13,080,301
Apidos CLO XXII Series 2015-22A Class D (a)(b)
10/20/27	6.696%	1,000,000	930,395
Ares XXX CLO Ltd. Series 2014-30A Class A2 (a)(b)
04/20/23	1.546%	2,257,057	2,247,900
Ascentium Equipment Receivables LLC Series 2015-2A Class A2 (a)
12/11/17	1.570%	2,993,469	2,995,100
Avery Point VII CLO Ltd. (a)(b)
01/15/28	7.280%	2,100,000	2,000,143
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A Class A (a)
12/20/21	2.630%	10,510,000	10,652,835
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	72,727	72,724
Barclays Dryrock Issuance Trust (b)
Series 2014-1 Class A
12/16/19	0.884%	1,000,000	1,000,383
Series 2014-2 Class A
03/16/20	0.864%	11,360,000	11,371,250
CNH Equipment Trust
Series 2015-B Class A2A
08/15/18	0.840%	1,795,568	1,794,306
CNH Equipment Trust (b)
Series 2015-B Class A2B
08/15/18	0.814%	2,386,431	2,386,375
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/23	2.250%	9,025,000	9,233,854

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Cabela’s Credit Card Master Note Trust (a)(b)
Series 2012-1A Class A2
02/18/20	1.054%	$1,660,000	$1,661,693
Cabela’s Master Credit Card Trust Series 2014-1 Class A (b)
03/16/20	0.874%	1,230,000	1,229,495
Capital Auto Receivables Asset Trust (b)
Series 2015-2 Class A1B
10/20/17	0.932%	5,875,722	5,872,857
Series 2016-2 Class A2B
01/22/19	1.122%	8,200,000	8,221,145
Capital One Multi-Asset Execution Trust Series 2015-A2 Class A2
03/15/23	2.080%	22,585,000	23,114,185
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class D (a)(b)
04/20/27	8.232%	1,800,000	1,807,609
Carlyle Global Market Strategies CLO (a)(b)
Series 2013-1A Class A1
02/14/25	2.117%	9,700,000	9,700,146
Series 2015-5A Class C
01/20/28	4.746%	2,000,000	1,968,482
Chase Issuance Trust Series 2016-A7 Class A7
09/16/19	1.060%	8,750,000	8,747,328
Chesapeake Funding II LLC Series 2016-2A Class A2 (a)(b)
06/15/28	1.524%	8,950,000	8,995,415
Chesapeake Funding LLC (a)(b)
Series 2013-1A Class A
01/07/25	0.969%	554,671	554,603
Series 2014-1A Class A
03/07/26	0.939%	15,090,369	15,086,544
Series 2015-1A Class A
02/07/27	0.965%	5,384,137	5,377,567
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6
07/15/21	2.150%	4,515,000	4,617,120
Conn Funding II LP Series 2016-B Class B (a)(c)
03/15/19	7.340%	5,000,000	4,999,730
Conn’s Receivables Funding LLC (a)
Series 2016-A Class A
04/16/18	4.680%	7,050,164	7,067,539
Subordinated, Series 2016-A Class B
08/15/18	8.960%	1,000,000	1,009,894
DRB Prime Student Loan Trust Series 2016-B Class A2 (a)
06/25/40	2.890%	6,970,522	6,959,003
DT Auto Owner Trust Subordinated, Series 2014-1A Class D (a)
01/15/21	3.980%	7,755,000	7,861,954
Dell Equipment Finance Trust (a)
Series 2016-1 Class A2
09/24/18	1.430%	3,035,000	3,035,721

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Dell Equipment Finance Trust (a)(b)
Series 2015-2 Class A2B
12/22/17	1.443%	$1,997,071	$2,001,224
Discover Card Execution Note Trust Series 2015-A2 Class A
10/17/22	1.900%	8,100,000	8,232,767
Dryden XXIV Senior Loan Fund Series 2012-24RA Class AR (a)(b)
11/15/23	2.107%	7,035,000	7,019,734
Enterprise Fleet Financing LLC (a)
Series 2014-2 Class A2
03/20/20	1.050%	1,687,693	1,683,090
Series 2015-1 Class A2
09/20/20	1.300%	3,535,638	3,528,492
Series 2015-2 Class A2
02/22/21	1.590%	6,811,221	6,814,250
Series 2016-2 Class A2
02/22/22	1.740%	5,000,000	4,985,512
Exeter Automobile Receivables Trust Subordinated, Series 2013-2A Class D (a)
08/17/20	6.810%	3,000,000	3,100,650
Ford Credit Auto Owner Trust
12/15/18	1.120%	1,588,639	1,589,468
Ford Credit Auto Owner Trust (a)
Series 2014-2 Class A
04/15/26	2.310%	9,597,000	9,811,783
Series 2015-1 Class A
07/15/26	2.120%	26,316,000	26,762,604
Series 2015-2 Class A
01/15/27	2.440%	8,925,000	9,181,779
Ford Credit Floorplan Master Owner Trust Series 2013-2 Class A (a)
03/15/22	2.090%	7,025,000	7,119,826
GM Financial Automobile Leasing Trust
Series 2015-1 Class A2
12/20/17	1.100%	4,183,799	4,183,868
Series 2015-3 Class A3
03/20/19	1.690%	5,670,000	5,702,148
Series 2016-3 Class A2A
02/20/19	1.350%	5,210,000	5,211,168
GMF Floorplan Owner Revolving Trust (a)(b)
Series 2015-1 Class A2
05/15/20	1.024%	13,220,000	13,228,975
Series 2016-1 Class A2
05/17/21	1.350%	6,075,000	6,106,616
Golden Credit Card Trust Series 2015-3A Class A (a)(b)
07/15/19	0.944%	5,640,000	5,645,591
Goldentree Loan Opportunities VIII Ltd. Series 2014-8A Class A (a)(b)
04/19/26	2.138%	7,645,000	7,645,298
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 Class A2 (a)
06/20/17	1.120%	459,061	459,182
Green Tree Agency Advance Funding Trust I (a)
Series 2015-T1 Class AT1

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
10/15/46	2.302%	$10,150,000	$10,148,173
Series 2016-T1 Class AT1
10/15/48	2.380%	6,500,000	6,499,982
Harley-Davidson Motorcycle Trust
Series 2015-1 Class A3
06/15/20	1.410%	3,141,000	3,149,861
Series 2015-2 Class A3
03/16/20	1.300%	22,000,000	22,021,347
Hertz Fleet Lease Funding LP (a)(b)
Series 2013-3 Class A
12/10/27	1.068%	2,428,934	2,430,001
Series 2014-1 Class A
04/10/28	0.918%	1,352,593	1,353,052
Series 2015-1 Class A
07/10/29	1.088%	11,617,959	11,641,603
Series 2016-1 Class A1
04/10/30	1.574%	16,500,000	16,538,587
Hertz Vehicle Financing II LP Series 2015-3A Class A (a)
09/25/21	2.670%	4,490,000	4,530,237
Hertz Vehicle Financing LLC Series 2016-1A Class A (a)
03/25/20	2.320%	4,560,000	4,594,771
Honda Auto Receivables Owner Trust
Series 2013-4 Class A3
09/18/17	0.690%	64,195	64,192
Series 2015-2 Class A3
02/21/19	1.040%	5,000,000	4,994,529
Huntington Auto Trust Series 2015-1 Class A2
10/16/17	0.760%	143,585	143,589
Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A (a)
12/15/17	0.950%	3,441,932	3,442,068
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A1 (a)(b)
03/15/21	1.424%	2,520,000	2,538,319
John Deere Owner Trust Series 2016-A Class A2
10/15/18	1.150%	5,625,000	5,625,507
Kubota Credit Owner Trust Series 2016-1A Class A2 (a)
04/15/19	1.250%	4,600,000	4,597,311
Mercedes-Benz Master Owner Trust Series 2015-AA Class A (a)(b)
04/15/19	0.844%	8,140,000	8,146,302
Mountain View Funding CLO Series 2007-3A Class A1 (a)(b)
04/16/21	0.894%	2,528,641	2,528,059
New York City Tax Lien Trust (a)
Series 2015-A Class A
11/10/28	1.340%	1,285,834	1,283,497
Series 2016-A Class A
11/10/29	1.470%	5,230,000	5,230,000

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Nissan Auto Lease Trust Series 2016-B Class A2A
12/17/18	1.260%	$6,570,000	$6,571,107
Nissan Auto Receivables Owner Trust Series 2015-A Class A1 (b)
01/15/20	0.924%	1,875,000	1,876,090
OZLM VII Ltd. Series 2014-7A Class A1A (a)(b)
07/17/26	2.099%	18,250,000	18,250,110
Oak Hill Credit Partners X Ltd. Series 2014-10A Class A (a)(b)
07/20/26	2.166%	9,210,000	9,210,304
Octagon Investment Partners 24 Ltd. Series 2015-1A Class A1 (a)(b)
05/21/27	2.261%	21,000,000	20,974,779
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B (a)(b)
11/14/26	2.567%	7,165,000	7,162,793
Octagon Investment Partners XXII Ltd. Series 2014-1A Class E1 (a)(b)
11/25/25	5.952%	1,000,000	885,722
Octagon Investment Partners XXVI Ltd. Series 2016-1A Class E (a)(b)
04/15/27	8.474%	2,000,000	2,021,556
Ocwen Master Advance Receivables Trust Series 2016-T1 Class AT1 (a)
08/17/48	2.521%	13,100,000	13,079,531
OneMain Direct Auto Receivables Trust Series 2016-1A Class A (a)
01/15/21	2.040%	7,865,432	7,889,453
OneMain Financial Issuance Trust (a)
Series 2015-1A Class A
03/18/26	3.190%	8,005,000	8,087,335
Series 2015-2A Class A
07/18/25	2.570%	18,600,000	18,669,067
Porsche Innovative Lease Owner Trust Series 2015-1 Class A3 (a)
07/23/18	1.190%	10,000,000	9,994,770
SMART ABS Series Trust Series 2015-3US Class A2B (b)
04/16/18	1.278%	4,088,881	4,087,905
SPS Servicer Advance Receivables Trust Series 2015-T2 Class AT2 (a)
01/15/47	2.620%	5,635,000	5,637,431
Seneca Park CLO Ltd. Series 2014-1A Class D (a)(b)
07/17/26	4.179%	2,500,000	2,416,605
Sierra Timeshare Receivables Funding LLC Series 2016-2A Class A (a)
07/20/33	2.330%	5,871,135	5,867,998
SoFi Professional Loan Program LLC (a)
Series 2016-A
12/26/36	2.760%	11,509,083	11,684,846

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
SoFi Professional Loan Program LLC (a)(i)
Series 2015-D Class RC
10/26/37	0.000%	$2	$1,450,192
Series 2016-A Class RPO
01/25/38	0.000%	4	2,768,993
Series 2016-B Class RC
04/25/37	0.000%	2	1,134,444
Symphony CLO V Ltd. Series 2007-5A Class A1 (a)(b)
01/15/24	1.430%	7,602,376	7,549,836
TAL Advantage V LLC Series 2014-2A Class A1 (a)
05/20/39	1.700%	1,140,507	1,125,168
VSE VOI Mortgage LLC Series 2016-A Class A (a)
07/20/33	2.540%	10,800,000	10,842,651
Venture XI CLO Ltd. Series 2012-11A Class AR (a)(b)
11/14/22	2.117%	11,175,000	11,173,022
Vericrest Opportunity Loan Transferee XLV LLC CMO Series 2016-NPL5 Class A1 (a)
05/25/46	4.000%	1,762,679	1,776,445
Volkswagen Auto Lease Trust Series 2015-A Class A2B (b)
06/20/17	0.852%	476,378	476,449
Volvo Financial Equipment LLC Series 2015-1A Class A3 (a)
06/17/19	1.510%	2,472,000	2,477,808
Voya Ltd. Series 2012-4A Class A1R (a)(b)
10/15/28	2.070%	11,000,000	11,000,000
Wells Fargo Dealer Floorplan Master Note Trust (b)
Series 2012-2 Class A
04/22/19	1.282%	7,105,000	7,122,588
Series 2014-1 Class A
07/20/19	0.912%	5,970,000	5,960,075
Series 2015-1 Class A
01/20/20	1.032%	13,625,000	13,594,081
Westgate Resorts LLC Series 2013-1A Class B (a)
08/20/25	3.750%	271,509	270,873
Wheels SPV 2 LLC Series 2015-1A Class A2 (a)
04/22/24	1.270%	3,795,040	3,797,233
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/23	2.150%	7,245,000	7,366,467
Series 2015-B Class A
06/17/24	2.550%	16,775,000	17,364,396
Series 2015-C Class A
03/15/21	1.260%	2,625,000	2,625,959

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3
10/15/18	1.540%	$10,572,000	$10,610,081
Total Asset-Backed Securities - Non-Agency (Cost: $780,982,329)			$787,261,038

U.S. Treasury Obligations 12.4%
U.S. Treasury
11/15/16	0.625%	99,670,000	99,714,642
12/31/16	0.875%	71,580,000	71,684,578
08/31/18	0.750%	1,858,000	1,857,638
08/31/21	1.125%	183,832,600	183,645,826
08/31/23	1.375%	71,976,000	71,751,075
U.S. Treasury (f)
08/15/26	1.500%	81,112,000	80,323,024
05/15/46	2.500%	84,913,000	87,884,955
U.S. Treasury (f)(i)
STRIPS
05/15/43	0.000%	114,793,000	60,591,993
Total U.S. Treasury Obligations (Cost: $646,227,515)			$657,453,731

U.S. Government & Agency Obligations 0.6%
Residual Funding Corp. (i)
STRIPS
01/15/30	0.000%	32,628,000	23,557,481
04/15/30	0.000%	13,525,000	9,696,560
Total U.S. Government & Agency Obligations (Cost: $30,788,598)			$33,254,041

Foreign Government Obligations(j) 1.2%
Chile 0.1%
Chile Government International Bond
10/30/22	2.250%	4,825,000	4,885,313

Colombia 0.1%
Colombia Government International Bond
01/18/41	6.125%	3,418,000	4,150,795

France 0.5%
Electricite de France SA (a)
10/13/55	5.250%	30,691,000	31,843,355

Mexico 0.2%
Mexico Government International Bond
03/15/22	3.625%	6,528,000	6,878,880
03/08/44	4.750%	4,465,000	4,626,856
Total			11,505,736

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (j) (continued)
Panama 0.1%
Panama Government International Bond
01/26/36	6.700%	$2,570,000	$3,508,050

Peru 0.1%
Peruvian Government International Bond
03/14/37	6.550%	2,710,000	3,827,875

Philippines —%
Philippine Government International Bond
10/23/34	6.375%	925,000	1,344,470

Qatar 0.1%
Nakilat, Inc. (a)
12/31/33	6.067%	3,926,000	4,719,091
Total Foreign Government Obligations (Cost: $61,855,349)			$65,784,685

Municipal Bonds 0.4%
California —%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
07/01/34	5.750%	1,260,000	1,678,610

Illinois 0.2%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	1,020,000	1,345,013
City of Chicago
Unlimited General Obligation Bonds
Taxable Project
Series 2011-C1
01/01/35	7.781%	1,815,000	2,093,348
Unlimited General Obligation Refunding Bonds
Taxable
Series 2014B
01/01/44	6.314%	4,190,000	4,223,394
Unlimited General Obligation Taxable Bonds
Series 2015B
01/01/33	7.375%	1,325,000	1,474,606
Total			9,136,361

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Ohio 0.1%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013B
01/01/35	4.532%	$4,210,000	$4,914,965

Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corp. (k)
Revenue Bonds
1st Senior Series 2009C
08/01/57	5.750%	1,570,000	1,177,563
Subordinated Revenue Bonds
1st Series 2009A-1
08/01/43	5.250%	4,470,000	2,280,191
1st Series 2009B
08/01/44	6.500%	685,000	376,757
1st Series 2010C
08/01/41	5.250%	4,065,000	2,073,760
Total			5,908,271
Total Municipal Bonds (Cost: $20,770,152)			$21,638,207

Issuer	Coupon Rate	Shares	Value
Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 0.9%
Banking 0.6%
M&T Bank Corp. (b)
12/31/49	6.375%	5,584	$6,156,360
12/31/49	6.375%	800	872,000
State Street Corp. (b)
12/31/49	5.350%	226,105	6,061,875
12/31/49	5.900%	164,425	4,569,371
U.S. Bancorp (b)
12/31/49	6.500%	267,255	8,049,720
Wells Fargo & Co.
12/31/49	7.500%	5,000	6,543,000
Total			32,252,326
Brokerage/Asset Managers/Exchanges 0.1%
Merrill Lynch Capital Trust I (b)
12/15/66	6.450%	145,000	3,756,950
Building Materials 0.1%
Stanley Black & Decker, Inc.
07/25/52	5.750%	404,525	10,428,654

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt (continued)
Property & Casualty 0.1%
Allstate Corp. (The) (b)
01/15/53	5.100%	100,663	$2,749,107
Total Preferred Debt (Cost: $47,188,206)			$49,187,037

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
Chemicals —%
PQ Corp. Tranche B1 Term Loan (b)(l)
11/04/22	5.750%	$221,192	$222,714

Diversified Manufacturing 0.1%
Accudyne Industries Borrower SCA/LLC Term Loan (b)(l)
12/13/19	4.000%	1,105,000	1,031,330
Manitowoc Foodservice, Inc. Tranche B Term Loan (b)(l)
03/03/23	5.750%	595,908	602,611
Total			1,633,941

Electric —%
Dynegy, Inc. Term Loan (b)(l)
06/27/23	5.000%	1,561,000	1,572,317

Independent Energy —%
Chesapeake Energy Corp. Tranche A Term Loan (b)(c)(l)
08/23/21	8.500%	1,178,476	1,236,292

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media and Entertainment —%
UFC Holdings LLC (b)(c)(l)
2nd Lien Term Loan
08/18/24	8.500%	$102,000	$103,275
UFC Holdings LLC (b)(l)
1st Lien Term Loan
08/18/23	5.000%	328,000	330,667
Total			433,942
Total Senior Loans (Cost: $4,969,553)			$5,099,206

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 0.1%
Put - OTC 5-Year Interest Rate Swap(m)
	65,000,000	1.50	08/25/17	589,271
Put - OTC 5-Year Interest Rate Swap(m)
	225,000,000	2.00	07/16/18	1,968,727
Put - OTC 5-Year Interest Rate Swap(m)
	30,000,000	2.00	12/12/16	1,485
Total Options Purchased Puts (Cost: $3,354,125)				$2,559,483

			Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.382% (n)(o)			84,883,776	84,883,776
Total Money Market Funds (Cost: $84,883,776)				$84,883,776
Total Investments
(Cost: $5,821,715,192) (p)				$5,951,036,564(q)
Other Assets & Liabilities, Net				(644,379,754)
Net Assets				$5,306,656,810

At September 30, 2016, securities totaling $41,487,355 were pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at September 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	10/19/2016	1,441,000 EUR	1,623,085 USD	3,171	—

Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	25	USD	4,203,906	12/2016	—	(66,067)
U.S. Long Bond	78	USD	13,116,188	12/2016	—	(206,101)
U.S. Treasury 5-Year Note	3,171	USD	385,326,047	12/2016	151,366	—
U.S. Treasury 5-Year Note	254	USD	30,864,969	12/2016	—	(2,442)
Total			433,511,110		151,366	(274,610)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	(454)	USD	(59,530,750)	12/2016	37,040	—
U.S. Treasury 10-Year Note	(427)	USD	(55,990,375)	12/2016	—	(29,171)
U.S. Treasury 2-Year Note	(37)	USD	(8,083,344)	12/2016	—	(635)
U.S. Treasury 2-Year Note	(95)	USD	(20,754,531)	12/2016	—	(4,634)
U.S. Treasury 2-Year Note	(119)	USD	(25,997,781)	12/2016	—	(28,105)
U.S. Treasury Ultra 10-Year Note	(48)	USD	(6,919,500)	12/2016	14,159	—
U.S. Treasury Ultra 10-Year Note	(83)	USD	(11,964,969)	12/2016	—	(95,680)
U.S. Ultra Bond	(130)	USD	(23,903,750)	12/2016	362,444	—
Total			(213,145,000)		413,643	(158,225)

Credit Default Swap Contracts Outstanding at September 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	American International Group, Inc.	06/20/2021	1.000	USD	13,120,000	(168,311)	—	(112,543)	(4,009)	—	(59,777)
Barclays	Electricite de France SA	06/20/2021	1.000	USD	7,765,000	(103,058)	—	(80,641)	(2,373)	—	(24,790)
Barclays	Electricite de France SA	06/20/2021	1.000	USD	10,375,000	(137,698)	—	(131,324)	(3,170)	—	(9,544)
Barclays	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	5,265,000	(13,812)	60,649	—	(1,609)	—	(76,070)
Barclays	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	12,910,000	(33,866)	11,554	—	(3,945)	—	(49,365)
Barclays	Home Depot, Inc.	12/20/2021	1.000	USD	36,410,000	(1,348,494)	—	(1,290,542)	(11,125)	—	(69,077)
Barclays	International Business Machines Corp.	06/20/2021	1.000	USD	5,260,000	(107,948)	—	(100,366)	(1,607)	—	(9,189)
Barclays	McDonald’s Corp.	12/20/2021	1.000	USD	4,255,000	(125,554)	—	(113,550)	(1,300)	—	(13,304)
Barclays	Morgan Stanley	06/20/2021	1.000	USD	10,470,000	(42,307)	—	(4,687)	(3,199)	—	(40,819)
Barclays	Viacom, Inc.	06/20/2021	1.000	USD	5,040,000	(3,575)	208,239	—	(1,540)	—	(213,354)
Citi	American International Group, Inc.	06/20/2021	1.000	USD	12,905,000	(165,553)	—	(104,806)	(3,943)	—	(64,690)
Citi	American International Group, Inc.	06/20/2021	1.000	USD	12,910,000	(165,618)	—	(110,693)	(3,945)	—	(58,870)
Citi	Bank of America Corp.	06/20/2021	1.000	USD	10,465,000	(105,675)	—	(99,044)	(3,198)	—	(9,829)
Citi	Bank of America Corp.	06/20/2021	1.000	USD	10,335,000	(104,363)	—	(74,599)	(3,158)	—	(32,922)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	Campbell Soup Co.	06/20/2021	1.000	USD	11,505,000	(315,636)	—	(325,990)	(3,515)	6,839	—
Citi	D.R. Horton, Inc.	06/20/2021	1.000	USD	7,320,000	14,844	19,610	—	(2,237)	—	(7,003)
Citi	Energy Transfer Partners, LP	12/20/2021	1.000	USD	2,600,000	97,086	107,049	—	(794)	—	(10,757)
Citi	Energy Transfer Partners, LP	12/20/2021	1.000	USD	5,200,000	194,173	197,482	—	(1,589)	—	(4,898)
Citi	Goldman Sachs Group, Inc.	12/20/2020	1.000	USD	5,070,000	(33,214)	12,132	—	(1,549)	—	(46,895)
Citi	Home Depot, Inc.	06/20/2021	1.000	USD	25,575,000	(896,709)	—	(807,238)	(7,815)	—	(97,286)
Citi	International Business Machines Corp.	06/20/2021	1.000	USD	5,235,000	(107,434)	—	(97,615)	(1,600)	—	(11,419)
Citi	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	52,050,000	3,400,125	3,365,777	—	(15,904)	18,444	—
Citi	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	36,460,000	2,381,721	2,367,416	—	(11,141)	3,164	—
Citi	Morgan Stanley	06/20/2021	1.000	USD	13,085,000	(52,874)	—	(46,953)	(3,998)	—	(9,919)
Citi	Morgan Stanley	06/20/2021	1.000	USD	5,230,000	(21,133)	—	(11,709)	(1,598)	—	(11,022)
Citi	Morgan Stanley	06/20/2021	1.000	USD	12,910,000	(52,167)	11,554	—	(3,945)	—	(67,666)
Citi	Nordstrom, Inc.	06/20/2021	1.000	USD	13,180,000	199,508	519,294	—	(4,027)	—	(323,813)
Citi	Nordstrom, Inc.	06/20/2021	1.000	USD	10,535,000	159,470	452,189	—	(3,219)	—	(295,938)
Citi	Viacom, Inc.	06/20/2021	1.000	USD	15,775,000	(11,189)	344,658	—	(4,820)	—	(360,667)
Credit Suisse	Goldman Sachs Group, Inc.	12/20/2020	1.000	USD	5,070,000	(33,215)	123,196	—	(1,549)	—	(157,960)
Credit Suisse	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	2,630,000	(6,899)	21,022	—	(804)	—	(28,725)
Goldman Sachs International	Bank of America Corp.	12/20/2021	1.000	USD	26,050,000	(190,788)	—	(219,537)	(7,960)	20,789	—
Goldman Sachs International	Barclays Bank, PLC	12/20/2020	1.000	USD	25,720,000	(120,585)	—	(435,661)	(7,859)	307,217	—
Goldman Sachs International	Citigroup, Inc.	12/20/2021	1.000	USD	85,805,000	(513,266)	—	(722,597)	(26,218)	183,113	—
Goldman Sachs International	D.R. Horton, Inc.	06/20/2021	1.000	USD	33,950,000	68,844	30,332	—	(10,374)	28,138	—
Goldman Sachs International	Electricite de France SA	06/20/2021	1.000	USD	28,485,000	(378,055)	—	(360,700)	(8,704)	—	(26,059)
Goldman Sachs International	Energy Transfer Partners, LP	12/20/2021	1.000	USD	7,800,000	291,259	260,255	—	(2,383)	28,621	—
Goldman Sachs International	Energy Transfer Partners, LP	12/20/2021	1.000	USD	5,200,000	194,173	197,482	—	(1,589)	—	(4,898)
Goldman Sachs International	HSBC Holdings PLC	12/20/2020	1.000	USD	10,160,000	146,258	634,183	—	(3,104)	—	(491,029)
Goldman Sachs International	JPMorgan	12/20/2021	1.000	USD	65,110,000	(1,484,954)	—	(1,072,549)	(19,895)	—	(432,300)
Goldman Sachs International	Lloyds Bank	12/20/2020	1.000	USD	5,080,000	130,926	267,140	—	(1,552)	—	(137,766)
Goldman Sachs International	McDonald’s Corp.	12/20/2021	1.000	USD	18,205,000	(537,179)	—	(522,492)	(5,563)	—	(20,250)
Goldman Sachs International	McDonald’s Corp.	12/20/2021	1.000	USD	10,640,000	(313,957)	—	(311,402)	(3,251)	—	(5,806)
Goldman Sachs International	Morgan Stanley	12/20/2021	1.000	USD	39,015,000	(29,427)	—	(96,034)	(11,921)	54,686	—

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Morgan Stanley	12/20/2021	1.000	USD	67,660,000	(51,032)	—	(124,973)	(20,674)	53,267	—
Goldman Sachs International	Morgan Stanley	12/20/2021	1.000	USD	13,025,000	(9,824)	44,747	—	—	—	(54,571)
Goldman Sachs International	Textron, Inc.	12/20/2021	1.000	USD	23,380,000	(110,787)	—	—	(7,144)	—	(117,931)
Goldman Sachs International	Walt Disney Co. (The)	12/20/2021	1.000	USD	12,995,000	(501,942)	—	(481,199)	(3,971)	—	(24,714)
Goldman Sachs International	Weyerhaeuser Co.	06/20/2021	1.000	USD	5,175,000	(87,794)	—	(70,296)	(1,581)	—	(19,079)
JPMorgan	American International Group, Inc.	06/20/2021	1.000	USD	10,465,000	(134,251)	—	(84,792)	(3,198)	—	(52,657)
JPMorgan	Bank of America Corp.	06/20/2021	1.000	USD	18,325,000	(185,046)	—	(156,868)	(5,599)	—	(33,777)
JPMorgan	Barclays Bank, PLC	06/20/2021	1.000	USD	5,110,000	245,869	402,113	—	(1,561)	—	(157,805)
JPMorgan	Campbell Soup Co.	06/20/2021	1.000	USD	13,175,000	(361,451)	—	(339,108)	(4,026)	—	(26,369)
JPMorgan	Citigroup, Inc.	12/20/2020	1.000	USD	12,845,000	(147,918)	20,408	—	(3,925)	—	(172,251)
JPMorgan	Citigroup, Inc.	06/20/2021	1.000	USD	18,305,000	(159,904)	—	(123,446)	(5,593)	—	(42,051)
JPMorgan	Energy Transfer Partners, LP	12/20/2021	1.000	USD	2,600,000	97,086	116,496	—	(794)	—	(20,204)
JPMorgan	General Mills, Inc.	06/20/2021	1.000	USD	5,265,000	(160,333)	—	(152,351)	(1,609)	—	(9,591)
JPMorgan	Goldman Sachs Group, Inc.	12/20/2021	1.000	USD	100,460,000	126,281	—	(197,949)	(30,696)	293,534	—
JPMorgan	International Business Machines Corp.	06/20/2021	1.000	USD	10,465,000	(214,766)	—	(185,288)	(3,198)	—	(32,676)
JPMorgan	Lloyds Bank	06/20/2021	1.000	USD	2,555,000	88,141	135,262	—	(781)	—	(47,902)
JPMorgan	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	15,615,000	1,020,037	1,012,849	—	(4,771)	2,417	—
JPMorgan	McDonald’s Corp.	12/20/2021	1.000	USD	15,605,000	(460,461)	—	(455,964)	(4,768)	—	(9,265)
JPMorgan	Royal Bank of Scotland PLC (The)	06/20/2021	1.000	USD	2,555,000	223,134	205,145	—	(781)	17,208	—
JPMorgan	Royal Bank of Scotland PLC (The)	06/20/2021	1.000	USD	5,190,000	453,255	424,748	—	(1,586)	26,921	—
JPMorgan	Sherwin-Williams Co. (The)	12/20/2021	1.000	USD	2,605,000	(23,263)	—	(23,262)	—	—	(1)
JPMorgan	Toll Brothers, Inc.	06/20/2021	1.000	USD	29,430,000	801,625	1,109,879	—	(8,993)	—	(317,247)
Morgan Stanley	American International Group, Inc.	06/20/2021	1.000	USD	5,235,000	(67,157)	—	(51,952)	(1,600)	—	(16,805)
Morgan Stanley	Citigroup, Inc.	12/20/2020	1.000	USD	5,070,000	(58,384)	14,148	—	(1,549)	—	(74,081)
Morgan Stanley	Eaton Corp. PLC	06/20/2021	1.000	USD	5,270,000	(126,445)	—	(109,736)	(1,610)	—	(18,319)
Morgan Stanley	Ford Motor Credit Co. LLC	12/20/2021	5.000	USD	10,415,000	(1,862,263)	—	(1,807,957)	(15,912)	—	(70,218)
Morgan Stanley	Ford Motor Credit Co. LLC	12/20/2021	5.000	USD	2,605,000	(465,789)	—	(452,210)	(3,980)	—	(17,559)
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2020	1.000	USD	6,155,000	(40,321)	26,830	—	(1,881)	—	(69,032)
Morgan Stanley	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	7,900,000	(20,724)	91,003	—	(2,414)	—	(114,141)
Morgan Stanley	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	5,165,000	(13,550)	2,313	—	(1,578)	—	(17,441)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	International Business Machines Corp.	06/20/2021	1.000	USD	10,465,000	(214,766)	—	(195,137)	(3,198)	—	(22,827)
Morgan Stanley	Nucor Corp.	06/20/2021	1.000	USD	14,660,000	(17,983)	161,431	—	(4,479)	—	(183,893)
Morgan Stanley	Valero Energy Corp.	06/20/2021	1.000	USD	5,235,000	89,900	194,638	—	(1,600)	—	(106,338)
Morgan Stanley	Valero Energy Corp.	06/20/2021	1.000	USD	10,330,000	177,394	332,339	—	(3,156)	—	(158,101)
Morgan Stanley	Valero Energy Corp.	06/20/2021	1.000	USD	7,745,000	133,004	258,966	—	(2,367)	—	(128,329)
Total							13,764,528	(12,265,760)		1,044,358	(5,418,851)

Cleared Credit Default Swap Contracts Outstanding at September 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 27	12/20/2021	5.000	USD	236,250,000	—	(1,855,308)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2021	1.000	USD	164,980,000	—	(271,237)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 25	06/20/2021	5.000	EUR	26,340,000	—	(1,156,633)
Total						—	(3,283,178)

Credit Default Swap Contracts Outstanding at September 30, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Anadarko Petroleum Corp.	12/20/2020	1.000	1.629	USD	(10,150,000)	(258,056)	—	(855,265)	3,101	600,310	—
Barclays	Anadarko Petroleum Corp.	06/20/2021	1.000	1.807	USD	(5,110,000)	(184,279)	—	(531,754)	1,561	349,036	—
Barclays	Bank of America Corp.	06/20/2018	1.000	0.414	USD	(25,990,000)	262,753	271,202	—	7,941	—	(508)
Barclays	Canadian Natural Resources Ltd.	12/20/2020	1.000	1.641	USD	(5,070,000)	(131,790)	—	(526,459)	1,549	396,218	—
Barclays	Citigroup, Inc.	06/20/2018	1.000	0.418	USD	(26,305,000)	264,091	229,409	—	8,038	42,720	—
Citi	Deutsche Bank AG	12/20/2017	1.000	2.311	USD	(5,210,000)	(82,292)	—	(81,130)	1,592	430	—
Citi	Deutsche Bank AG	12/20/2017	1.000	2.311	USD	(10,415,000)	(164,504)	—	(125,138)	3,182	—	(36,184)
Citi	Deutsche Bank AG	12/20/2017	1.000	2.311	USD	(2,605,000)	(41,146)	—	(51,313)	—	10,167	—
Citi	Plains All American Pipeline LP	12/20/2021	1.000	2.035	USD	(5,200,000)	(261,685)	—	(233,018)	1,589	—	(27,078)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.420	USD	(13,500,000)	(1,123,420)	—	(1,047,435)	6,750	—	(69,235)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.420	USD	(13,000,000)	(1,081,811)	—	(1,136,182)	6,500	60,871	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	1.629	USD	(5,080,000)	(129,155)	—	(470,785)	1,552	343,182	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	1.629	USD	(5,070,000)	(128,901)	—	(469,137)	1,549	341,785	—

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	1.629	USD	(12,685,000)	(322,506)	—	(1,004,738)	3,876	686,108	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2021	1.000	—	USD	(5,200,000)	(241,324)	—	(279,690)	1,589	39,955	—
Goldman Sachs International	Citigroup, Inc.	06/20/2018	1.000	0.418	USD	(12,985,000)	130,363	101,937	—	3,968	32,394	—
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.800	USD	(10,100,000)	(912,059)	—	(835,370)	5,050	—	(71,639)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.800	USD	(5,200,000)	(469,575)	—	(457,315)	2,600	—	(9,660)
Goldman Sachs International	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.420	USD	(5,100,000)	(424,403)	—	(629,800)	2,550	207,947	—
Goldman Sachs International	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.420	USD	(5,100,000)	(424,404)	—	(635,545)	2,550	213,691	—
JPMorgan	Anadarko Petroleum Corp.	06/20/2021	1.000	1.807	USD	(5,240,000)	(188,968)	—	(430,732)	1,601	243,365	—
JPMorgan	Bank of America Corp.	06/20/2018	1.000	0.414	USD	(38,890,000)	393,169	352,220	—	11,883	52,832	—
JPMorgan	Bank of America Corp.	06/20/2021	1.000	0.780	USD	(26,185,000)	264,416	158,460	—	8,001	113,957	—
JPMorgan	Berkshire Hathaway, Inc.	06/20/2021	1.000	0.777	USD	(15,795,000)	162,463	42,691	—	4,826	124,598	—
JPMorgan	Citigroup, Inc.	06/20/2018	1.000	0.418	USD	(12,965,000)	130,163	121,897	—	3,962	12,228	—
JPMorgan	Citigroup, Inc.	06/20/2018	1.000	0.418	USD	(38,985,000)	391,393	420,293	—	11,912	—	(16,988)
JPMorgan	Citigroup, Inc.	06/20/2018	1.000	0.418	USD	(26,185,000)	262,887	259,807	—	8,001	11,081	—
JPMorgan	FedEx Corp.	06/20/2021	1.000	0.413	USD	(5,235,000)	143,083	126,804	—	1,600	17,879	—
JPMorgan	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.420	USD	(5,000,000)	(416,081)	—	(446,395)	2,500	32,814	—
JPMorgan	Plains All American Pipeline LP	06/20/2021	1.000	1.895	USD	(2,540,000)	(101,217)	—	(389,251)	776	288,810	—
JPMorgan	Plains All American Pipeline LP	06/20/2021	1.000	1.895	USD	(2,595,000)	(103,409)	—	(323,887)	793	221,271	—
JPMorgan	Plains All American Pipeline LP	06/20/2021	1.000	1.895	USD	(2,600,000)	(103,608)	—	(279,203)	794	176,389	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	1.629	USD	(10,210,000)	(259,582)	—	(779,479)	3,120	523,017	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	1.629	USD	(10,210,000)	(259,582)	—	(933,356)	3,120	676,894	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	1.629	USD	(7,615,000)	(193,606)	—	(1,042,154)	2,327	850,875	—
Morgan Stanley	Bank of America Corp.	06/20/2018	1.000	0.414	USD	(12,985,000)	131,275	99,703	—	3,968	35,540	—
Morgan Stanley	Bank of America Corp.	06/20/2018	1.000	0.414	USD	(12,925,000)	130,669	108,154	—	3,949	26,464	—
Morgan Stanley	Canadian Natural Resources Ltd.	06/20/2021	1.000	1.829	USD	(2,595,000)	(96,358)	—	(183,079)	793	87,514	—
Morgan Stanley	Enterprise Products Partners LP	06/20/2021	1.000	1.396	USD	(15,225,000)	(273,359)	—	(1,167,104)	4,652	898,397	—

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Enterprise Products Partners LP	06/20/2021	1.000	1.396	USD	(15,570,000)	(279,554)	—	(754,481)	4,758	479,685	—
Morgan Stanley	Ford Motor Co.	12/20/2021	5.000	1.860	USD	(10,415,000)	1,610,320	1,607,515	—	15,912	18,717	—
Morgan Stanley	Ford Motor Co.	12/20/2021	5.000	1.860	USD	(2,605,000)	402,773	402,079	—	3,980	4,674	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.800	USD	(3,400,000)	(307,030)	—	(263,082)	1,700	—	(42,248)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.800	USD	(9,000,000)	(812,725)	—	(742,541)	4,500	—	(65,684)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.420	USD	(6,500,000)	(540,906)	—	(754,187)	3,250	216,531	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4,420	USD	(4,000,000)	(332,865)	—	(474,534)	2,000	143,669	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.420	USD	(13,750,000)	(1,144,224)	—	(1,648,198)	6,875	510,849	—
Morgan Stanley	Mondelez International, Inc.	06/20/2021	1.000	0.541	USD	(5,270,000)	112,231	115,885	—	1,610	—	(2,044)
Morgan Stanley	Noble Energy, Inc.	06/20/2021	1.000	1.978	USD	(13,145,000)	(573,637)	—	(868,395)	4,017	298,775	—
Morgan Stanley	Noble Energy, Inc.	12/20/2021	1.000	2.133	USD	(13,100,000)	(722,771)	—	(1,119,346)	4,003	400,578	—
Morgan Stanley	Plains All American Pipeline LP	06/20/2021	1.000	1.895	USD	(5,075,000)	(202,236)	—	(832,512)	1,551	631,827	—
Morgan Stanley	Plains All American Pipeline LP	06/20/2021	1.000	1.895	USD	(5,060,000)	(201,637)	—	(711,910)	1,546	511,819	—
Morgan Stanley	Plains All American Pipeline LP	06/20/2021	1.000	1.895	USD	(7,665,000)	(305,444)	—	(1,058,161)	2,342	755,059	—
Total								4,418,056	(24,572,061)		11,690,922	(341,268)

* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared Credit Default Swap Contracts Outstanding at September 30, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 19	12/20/2017	5.000	1.349	USD	(149,049,600)	361,764	—

* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2016, the value of these securities amounted to $1,631,321,062 or 30.74% of net assets.

(b)	Variable rate security.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2016, the value of these securities amounted to $72,128, which represents less than 0.01% of net assets.

(e)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2016, the value of these securities amounted to $25,031,250, which represents 0.47% of net assets.

(h)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.
(i)	Zero coupon bond.
(j)	Principal and interest may not be guaranteed by the government.
(k)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At September 30, 2016, the value of these securities amounted to $5,908,271 or 0.11% of net assets.

(l)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(m)	Purchased swaption contracts outstanding at September 30, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	12/14/2021	30,000,000	407,250	1,485
Put - OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	07/18/2023	225,000,000	2,272,500	1,968,727
Put - OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 1.500%	1.500	08/25/2023	65,000,000	674,375	589,271
Total							3,354,125	2,559,483

(n)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,773,621	1,212,612,614	(1,136,502,459)	84,883,776	134,071	84,883,776

(o)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(p)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $5,821,715,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$147,294,000
Unrealized Depreciation	(17,972,000)
Net Unrealized Appreciation	$129,322,000

(q)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

EUR	Euro
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	2,612,044,393	—	2,612,044,393
Residential Mortgage-Backed Securities - Agency	—	1,115,969,794	—	1,115,969,794
Residential Mortgage-Backed Securities - Non-Agency	—	192,228,944	34,703,473	226,932,417
Commercial Mortgage-Backed Securities - Non-Agency	—	219,855,881	—	219,855,881
Asset-Backed Securities - Agency	—	69,112,875	—	69,112,875
Asset-Backed Securities - Non-Agency	—	753,770,266	33,490,772	787,261,038
U.S. Treasury Obligations	596,861,738	60,591,993	—	657,453,731
U.S. Government & Agency Obligations	—	33,254,041	—	33,254,041
Foreign Government Obligations	—	65,784,685	—	65,784,685
Municipal Bonds	—	21,638,207	—	21,638,207
Preferred Debt	49,187,037	—	—	49,187,037
Senior Loans	—	5,099,206	—	5,099,206
Options Purchased Puts	—	2,559,483	—	2,559,483
Investments measured at net asset value
Money Market Funds	—	—	—	84,883,776
Total Investments	646,048,775	5,151,909,768	68,194,245	5,951,036,564
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	3,171	—	3,171
Futures Contracts	565,009	—	—	565,009
Swap Contracts	—	13,097,044	—	13,097,044
Liabilities
Futures Contracts	(432,835)	—	—	(432,835)
Swap Contracts	—	(9,043,297)	—	(9,043,297)
Total	646,180,949	5,155,966,686	68,194,245	5,955,225,656

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage-Backed Securities - Non- Agency ($)	Commercial Mortgage-Backed Securities - Agency ($)	Asset-Backed Securities - Non-Agency ($)	Senior Loans ($)	Total ($)
Balance as of December 31, 2015	24,959,771	484,411	8,913,804	248,135	34,606,121
Increase (decrease) in accrued discounts/premiums	57,588	(139)	—	—	57,449
Realized gain (loss)	50,409	—	—	3,345	53,754
Change in unrealized appreciation (depreciation)(a)	184,948	624	989,428	4,460	1,179,460
Sales	(9,887,041)	(484,896)	—	(223,000)	(10,594,937)
Purchases	31,476,936	—	25,539,711	—	57,016,647
Transfers out of Level 3	(12,139,138)	—	(1,952,171)	(32,940)	(14,124,249)
Balance as of September 30, 2016	34,703,473	—	33,490,772	—	68,194,245

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2016 was $1,068,138, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $78,710 and Asset-Backed Securities — Non-Agency of $989,428.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end. Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Large Cap Growth Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%
CONSUMER DISCRETIONARY 20.1%
Hotels, Restaurants & Leisure 2.1%
Norwegian Cruise Line Holdings Ltd. (a)	237,561	$8,956,050
Yum! Brands, Inc.	231,901	21,058,930
Total		30,014,980
Household Durables 1.6%
Newell Brands, Inc.	433,717	22,839,537
Internet & Direct Marketing Retail 7.1%
Amazon.com, Inc. (a)	69,545	58,230,724
Ctrip.com International Ltd., ADR (a)	249,740	11,630,392
Expedia, Inc.	78,837	9,201,855
Priceline Group, Inc. (The) (a)	13,254	19,503,128
Total		98,566,099
Media 4.1%
Comcast Corp., Class A	603,595	40,042,492
DISH Network Corp., Class A (a)	314,655	17,236,801
Total		57,279,293
Multiline Retail 1.5%
Dollar General Corp.	193,322	13,530,607
Hudson’s Bay Co.	563,883	7,246,516
Total		20,777,123
Specialty Retail 3.2%
Lowe’s Companies, Inc.	307,235	22,185,440
TJX Companies, Inc. (The)	293,067	21,915,550
Total		44,100,990
Textiles, Apparel & Luxury Goods 0.5%
lululemon athletica, Inc. (a)	124,904	7,616,646
TOTAL CONSUMER DISCRETIONARY		281,194,668
CONSUMER STAPLES 7.4%
Beverages 4.0%
Constellation Brands, Inc., Class A	72,695	12,102,991
Molson Coors Brewing Co., Class B	80,368	8,824,406
PepsiCo, Inc.	312,805	34,023,800
Total		54,951,197
Food & Staples Retailing 1.8%
CVS Health Corp.	77,836	6,926,625
SYSCO Corp.	379,475	18,598,070
Total		25,524,695
Tobacco 1.6%
Philip Morris International, Inc.	227,459	22,113,564
TOTAL CONSUMER STAPLES		102,589,456

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 0.9%
Oil, Gas & Consumable Fuels 0.9%
Hess Corp.	232,549	$12,469,277
TOTAL ENERGY		12,469,277
FINANCIALS 3.9%
Capital Markets 3.9%
Bank of New York Mellon Corp. (The)	461,080	18,387,870
BlackRock, Inc.	33,256	12,053,970
Goldman Sachs Group, Inc. (The)	61,329	9,890,528
Invesco Ltd.	451,330	14,113,089
Total		54,445,457
TOTAL FINANCIALS		54,445,457
HEALTH CARE 17.0%
Biotechnology 8.6%
AbbVie, Inc.	423,299	26,697,468
Alexion Pharmaceuticals, Inc. (a)	129,905	15,918,558
Biogen, Inc. (a)	86,228	26,991,951
BioMarin Pharmaceutical, Inc. (a)	115,647	10,699,660
Celgene Corp. (a)	169,194	17,685,849
Incyte Corp. (a)	102,199	9,636,344
Vertex Pharmaceuticals, Inc. (a)	146,581	12,783,329
Total		120,413,159
Health Care Equipment & Supplies 4.9%
Edwards Lifesciences Corp. (a)	207,860	25,059,601
Medtronic PLC	237,365	20,508,336
Zimmer Biomet Holdings, Inc.	181,136	23,551,303
Total		69,119,240
Health Care Providers & Services 1.1%
Aetna, Inc.	130,529	15,069,573
Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc.	120,925	19,234,331
Pharmaceuticals 1.0%
Bristol-Myers Squibb Co.	257,178	13,867,038
TOTAL HEALTH CARE		237,703,341

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 9.6%
Aerospace & Defense 1.3%
L-3 Communications Holdings, Inc.	118,851	$17,914,411
Air Freight & Logistics 1.8%
FedEx Corp.	140,051	24,464,109
Airlines 0.7%
Alaska Air Group, Inc.	149,155	9,823,348
Machinery 3.3%
Ingersoll-Rand PLC	286,561	19,468,954
Stanley Black & Decker, Inc.	136,795	16,823,049
Xylem, Inc.	197,115	10,338,682
Total		46,630,685
Professional Services 1.1%
Nielsen Holdings PLC	280,164	15,008,385
Road & Rail 1.4%
Kansas City Southern	212,833	19,861,576
TOTAL INDUSTRIALS		133,702,514
INFORMATION TECHNOLOGY 36.0%
Communications Equipment 1.1%
Palo Alto Networks, Inc. (a)	96,622	15,394,783
Internet Software & Services 10.8%
Alibaba Group Holding Ltd., ADR (a)	180,361	19,080,390
Alphabet, Inc., Class A (a)	52,293	42,046,709
Alphabet, Inc., Class C (a)	44,475	34,569,973
Facebook, Inc., Class A (a)	426,080	54,653,282
Total		150,350,354
IT Services 3.8%
Leidos Holdings, Inc.	229,868	9,948,687
Visa, Inc., Class A	517,159	42,769,049
Total		52,717,736
Semiconductors & Semiconductor Equipment 5.6%
Broadcom Ltd.	115,206	19,875,339
Lam Research Corp.	145,944	13,822,356
Micron Technology, Inc. (a)	316,541	5,628,099
NVIDIA Corp.	243,911	16,712,782
NXP Semiconductors NV (a)	133,809	13,649,856

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp. (a)	711,814	$8,769,549
Total		78,457,981
Software 11.2%
Electronic Arts, Inc. (a)	417,255	35,633,577
Microsoft Corp.	965,069	55,587,975
Mobileye NV (a)	136,131	5,795,097
Red Hat, Inc. (a)	272,994	22,066,105
Salesforce.com, Inc. (a)	295,297	21,063,535
ServiceNow, Inc. (a)	200,956	15,905,667
Total		156,051,956
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	438,419	49,563,268
TOTAL INFORMATION TECHNOLOGY		502,536,078
MATERIALS 1.4%
Chemicals 1.4%
Eastman Chemical Co.	291,769	19,746,926
TOTAL MATERIALS		19,746,926
REAL ESTATE 2.3%
Equity Real Estate Investment Trusts (REITs) 2.3%
American Tower Corp.	173,507	19,663,548
Simon Property Group, Inc.	58,065	12,020,036
Total		31,683,584
TOTAL REAL ESTATE		31,683,584
Total Common Stocks (Cost: $1,166,735,921)		$1,376,071,301

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.382% (b)(c)	23,988,596	$23,988,596
Total Money Market Funds (Cost: $23,988,596)		$23,988,596
Total Investments (Cost: $1,190,724,517)		$1,400,059,897(d)
Other Assets & Liabilities, Net		(3,795,593)
Net Assets		$1,396,264,304

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	31,939,717	284,442,233	(292,393,354)	23,988,596	44,834	23,988,596

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	281,194,668	—	—	281,194,668
Consumer Staples	102,589,456	—	—	102,589,456
Energy	12,469,277	—	—	12,469,277
Financials	54,445,457	—	—	54,445,457
Health Care	237,703,341	—	—	237,703,341
Industrials	133,702,514	—	—	133,702,514
Information Technology	502,536,078	—	—	502,536,078
Materials	19,746,926	—	—	19,746,926
Real Estate	31,683,584	—	—	31,683,584
Total Common Stocks	1,376,071,301	—	—	1,376,071,301
Investments measured at net asset value
Money Market Funds	—	—	—	23,988,596
Total Investments	1,376,071,301	—	—	1,400,059,897

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Large Cap Index Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.0%

CONSUMER DISCRETIONARY 12.4%

Auto Components 0.4%

BorgWarner, Inc.	3,604	$126,789
Delphi Automotive PLC	4,874	347,614
Goodyear Tire & Rubber Co. (The)	4,692	151,551
Johnson Controls International PLC	16,885	785,659
Total		1,411,613

Automobiles 0.5%

Ford Motor Co.	69,792	842,390
General Motors Co.	25,425	807,752
Harley-Davidson, Inc.	3,200	168,288
Total		1,818,430

Distributors 0.1%

Genuine Parts Co.	2,660	267,197
LKQ Corp. (a)	5,490	194,675
Total		461,872

Diversified Consumer Services —%

H&R Block, Inc.	3,915	90,632

Hotels, Restaurants & Leisure 1.6%

Carnival Corp.	7,742	377,964
Chipotle Mexican Grill, Inc. (a)	516	218,526
Darden Restaurants, Inc.	2,253	138,154
Marriott International, Inc., Class A	5,724	385,397
McDonald’s Corp.	15,259	1,760,278
Royal Caribbean Cruises Ltd.	3,000	224,850
Starbucks Corp.	26,234	1,420,309
Wyndham Worldwide Corp.	1,961	132,034
Wynn Resorts Ltd.	1,418	138,142
Yum! Brands, Inc.	6,622	601,344
Total		5,396,998

Household Durables 0.5%

D.R. Horton, Inc.	6,058	182,952
Garmin Ltd.	2,063	99,251
Harman International Industries, Inc.	1,247	105,309
Leggett & Platt, Inc.	2,395	109,164
Lennar Corp., Class A	3,360	142,262
Mohawk Industries, Inc. (a)	1,130	226,384
Newell Brands, Inc.	8,629	454,403
PulteGroup, Inc.	5,527	110,761
Whirlpool Corp.	1,348	218,592
Total		1,649,078

Internet & Direct Marketing Retail 2.5%

Amazon.com, Inc. (a)	7,036	5,891,313
Expedia, Inc.	2,158	251,882

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Internet & Direct Marketing Retail (continued)

Netflix, Inc. (a)	7,668	$755,681
Priceline Group, Inc. (The) (a)	885	1,302,269
TripAdvisor, Inc. (a)	2,046	129,266
Total		8,330,411

Leisure Products 0.1%

Hasbro, Inc.	2,015	159,850
Mattel, Inc.	6,092	184,466
Total		344,316

Media 2.9%

21st Century Fox, Inc., Class A	19,029	460,882
21st Century Fox, Inc., Class B	8,710	215,485
CBS Corp., Class B Non Voting	7,281	398,562
Charter Communications, Inc., Class A (a)	3,880	1,047,484
Comcast Corp., Class A	42,973	2,850,829
Discovery Communications, Inc., Class A (a)	2,699	72,657
Discovery Communications, Inc., Class C (a)	4,014	105,608
Interpublic Group of Companies, Inc. (The)	7,167	160,183
News Corp., Class A	6,802	95,092
News Corp., Class B	2,140	30,431
Omnicom Group, Inc.	4,235	359,975
Scripps Networks Interactive, Inc., Class A	1,704	108,187
TEGNA, Inc.	3,830	83,724
Time Warner, Inc.	13,916	1,107,853
Viacom, Inc., Class B	6,212	236,677
Walt Disney Co. (The)	26,442	2,455,404
Total		9,789,033

Multiline Retail 0.5%

Dollar General Corp.	4,635	324,404
Dollar Tree, Inc. (a)	4,214	332,611
Kohl’s Corp.	3,211	140,481
Macy’s, Inc.	5,516	204,368
Nordstrom, Inc.	2,082	108,014
Target Corp.	10,282	706,168
Total		1,816,046

Specialty Retail 2.5%

Advance Auto Parts, Inc.	1,320	196,838
AutoNation, Inc. (a)	1,185	57,721
AutoZone, Inc. (a)	522	401,074
Bed Bath & Beyond, Inc.	2,761	119,027
Best Buy Co., Inc.	4,934	188,380

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Specialty Retail (continued)

CarMax, Inc. (a)	3,429	$182,937
Foot Locker, Inc.	2,420	163,882
Gap, Inc. (The)	3,919	87,159
Home Depot, Inc. (The)	22,104	2,844,343
L Brands, Inc.	4,299	304,240
Lowe’s Companies, Inc.	15,645	1,129,726
O’Reilly Automotive, Inc. (a)	1,702	476,747
Ross Stores, Inc.	7,090	455,887
Signet Jewelers Ltd.	1,350	100,616
Staples, Inc.	11,629	99,428
Tiffany & Co.	1,924	139,740
TJX Companies, Inc. (The)	11,748	878,515
Tractor Supply Co.	2,395	161,303
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,050	249,879
Urban Outfitters, Inc. (a)	1,592	54,956
Total		8,292,398

Textiles, Apparel & Luxury Goods 0.8%

Coach, Inc.	4,993	182,544
Hanesbrands, Inc.	6,760	170,690
Michael Kors Holdings Ltd. (a)	3,025	141,540
Nike, Inc., Class B	24,116	1,269,707
PVH Corp.	1,431	158,125
Ralph Lauren Corp.	1,006	101,747
Under Armour, Inc., Class A (a)	3,285	127,064
Under Armour, Inc., Class C (a)	3,297	111,636
VF Corp.	5,931	332,433
Total		2,595,486
TOTAL CONSUMER DISCRETIONARY		41,996,313

CONSUMER STAPLES 9.8%

Beverages 2.2%

Brown-Forman Corp., Class B	3,264	154,844
Coca-Cola Co. (The)	69,472	2,940,055
Constellation Brands, Inc., Class A	3,166	527,107
Dr. Pepper Snapple Group, Inc.	3,317	302,875
Molson Coors Brewing Co., Class B	3,295	361,791
Monster Beverage Corp. (a)	2,420	355,280
PepsiCo, Inc.	25,737	2,799,414
Total		7,441,366

Food & Staples Retailing 2.1%

Costco Wholesale Corp.	7,833	1,194,611
CVS Health Corp.	19,072	1,697,217
Kroger Co. (The)	16,970	503,670
SYSCO Corp.	9,130	447,461

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Food & Staples Retailing (continued)

Wal-Mart Stores, Inc.	27,108	$1,955,029
Walgreens Boots Alliance, Inc.	15,295	1,233,083
Whole Foods Market, Inc.	5,701	161,623
Total		7,192,694

Food Products 1.7%

Archer-Daniels-Midland Co.	10,402	438,652
Campbell Soup Co.	3,478	190,247
ConAgra Foods, Inc.	7,451	351,017
General Mills, Inc.	10,679	682,175
Hershey Co. (The)	2,514	240,338
Hormel Foods Corp.	4,830	183,202
JM Smucker Co. (The)	2,087	282,872
Kellogg Co.	4,506	349,080
Kraft Heinz Co. (The)	10,657	953,908
McCormick & Co., Inc.	2,057	205,535
Mead Johnson Nutrition Co.	3,300	260,733
Mondelez International, Inc., Class A	27,819	1,221,254
Tyson Foods, Inc., Class A	5,324	397,543
Total		5,756,556

Household Products 2.0%

Church & Dwight Co., Inc.	4,610	220,911
Clorox Co. (The)	2,319	290,293
Colgate-Palmolive Co.	15,941	1,181,866
Kimberly-Clark Corp.	6,428	810,828
Procter & Gamble Co. (The)	47,735	4,284,216
Total		6,788,114

Personal Products 0.1%

Coty, Inc. Class A	1,240	29,140
Estee Lauder Companies, Inc. (The), Class A	3,950	349,812
Total		378,952

Tobacco 1.7%

Altria Group, Inc.	34,948	2,209,762
Philip Morris International, Inc.	27,742	2,697,077
Reynolds American, Inc.	14,810	698,292
Total		5,605,131
TOTAL CONSUMER STAPLES		33,162,813

ENERGY 7.2%

Energy Equipment & Services 1.1%

Baker Hughes, Inc.	7,653	386,247
FMC Technologies, Inc. (a)	4,033	119,659
Halliburton Co.	15,403	691,287

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Energy Equipment & Services (continued)

Helmerich & Payne, Inc.	1,936	$130,293
National Oilwell Varco, Inc.	6,758	248,289
Schlumberger Ltd.	24,874	1,956,091
Transocean Ltd. (a)	6,140	65,452
Total		3,597,318

Oil, Gas & Consumable Fuels 6.1%

Anadarko Petroleum Corp.	9,761	618,457
Apache Corp.	6,785	433,358
Cabot Oil & Gas Corp.	8,319	214,630
Chesapeake Energy Corp. (a)	11,676	73,209
Chevron Corp.	33,738	3,472,315
Cimarex Energy Co.	1,700	228,429
Concho Resources, Inc. (a)	2,540	348,869
ConocoPhillips	22,152	962,948
Devon Energy Corp.	9,366	413,134
EOG Resources, Inc.	9,849	952,497
EQT Corp.	3,091	224,468
Exxon Mobil Corp.	74,169	6,473,470
Hess Corp.	4,812	258,019
Kinder Morgan, Inc.	34,339	794,261
Marathon Oil Corp.	15,150	239,522
Marathon Petroleum Corp.	9,462	384,063
Murphy Oil Corp.	2,899	88,130
Newfield Exploration Co. (a)	3,548	154,196
Noble Energy, Inc.	7,683	274,590
Occidental Petroleum Corp.	13,659	996,014
ONEOK, Inc.	3,764	193,432
Phillips 66	7,949	640,292
Pioneer Natural Resources Co.	3,037	563,819
Range Resources Corp.	3,359	130,161
Southwestern Energy Co. (a)	8,827	122,166
Spectra Energy Corp.	12,536	535,914
Tesoro Corp.	2,129	169,383
Valero Energy Corp.	8,252	437,356
Williams Companies, Inc. (The)	12,213	375,306
Total		20,772,408
TOTAL ENERGY		24,369,726

FINANCIALS 12.7%

Banks 5.4%

Bank of America Corp.	182,520	2,856,438
BB&T Corp.	14,568	549,505
Citigroup, Inc.	51,969	2,454,496
Citizens Financial Group, Inc.	9,290	229,556
Comerica, Inc.	3,110	147,165

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Banks (continued)

Fifth Third Bancorp	13,706	$280,425
Huntington Bancshares, Inc.	19,414	191,422
JPMorgan Chase & Co.	64,607	4,302,180
KeyCorp	19,360	235,611
M&T Bank Corp.	2,804	325,544
People’s United Financial, Inc.	5,558	87,928
PNC Financial Services Group, Inc. (The)	8,786	791,531
Regions Financial Corp.	22,453	221,611
SunTrust Banks, Inc.	8,966	392,711
U.S. Bancorp	28,773	1,234,074
Wells Fargo & Co.	81,223	3,596,554
Zions Bancorporation	3,669	113,812
Total		18,010,563

Capital Markets 2.5%

Affiliated Managers Group, Inc. (a)	965	139,636
Ameriprise Financial, Inc. (b)	2,885	287,836
Bank of New York Mellon Corp. (The)	19,094	761,469
BlackRock, Inc.	2,185	791,975
Charles Schwab Corp. (The)	21,534	679,828
CME Group, Inc.	6,060	633,391
E*TRADE Financial Corp. (a)	4,896	142,572
Franklin Resources, Inc.	6,290	223,735
Goldman Sachs Group, Inc. (The)	6,749	1,088,411
Intercontinental Exchange, Inc.	2,135	575,084
Invesco Ltd.	7,329	229,178
Legg Mason, Inc.	1,648	55,175
Moody’s Corp.	2,993	324,082
Morgan Stanley	26,329	844,108
Nasdaq, Inc.	2,044	138,052
Northern Trust Corp.	3,809	258,974
S&P Global, Inc.	4,723	597,743
State Street Corp.	6,556	456,494
T. Rowe Price Group, Inc.	4,447	295,725
Total		8,523,468

Consumer Finance 0.7%

American Express Co.	13,880	888,875
Capital One Financial Corp.	9,050	650,062
Discover Financial Services	7,218	408,178
Navient Corp.	5,675	82,117
Synchrony Financial	14,170	396,760
Total		2,425,992

Diversified Financial Services 1.5%

Berkshire Hathaway, Inc., Class B (a)	33,956	4,905,624

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Diversified Financial Services (continued)

Leucadia National Corp.	5,806	$110,546
Total		5,016,170

Insurance 2.6%

Aflac, Inc.	7,321	526,160
Allstate Corp. (The)	6,643	459,563
American International Group, Inc.	18,194	1,079,632
Aon PLC	4,755	534,890
Arthur J Gallagher & Co.	3,170	161,258
Assurant, Inc.	1,077	99,353
Chubb Ltd.	8,321	1,045,534
Cincinnati Financial Corp.	2,677	201,899
Hartford Financial Services Group, Inc. (The)	6,904	295,629
Lincoln National Corp.	4,163	195,578
Loews Corp.	4,948	203,610
Marsh & McLennan Companies, Inc.	9,273	623,609
MetLife, Inc.	19,655	873,272
Principal Financial Group, Inc.	4,783	246,372
Progressive Corp. (The)	10,405	327,757
Prudential Financial, Inc.	7,812	637,850
Torchmark Corp.	1,988	127,013
Travelers Companies, Inc. (The)	5,152	590,162
Unum Group	4,196	148,161
Willis Towers Watson PLC	2,322	308,292
Xl Group Ltd.	4,917	165,359
Total		8,850,953
TOTAL FINANCIALS		42,827,146

HEALTH CARE 14.5%

Biotechnology 3.0%

AbbVie, Inc.	29,124	1,836,851
Alexion Pharmaceuticals, Inc. (a)	4,012	491,630
Amgen, Inc.	13,389	2,233,419
Biogen, Inc. (a)	3,920	1,227,078
Celgene Corp. (a)	13,865	1,449,308
Gilead Sciences, Inc.	23,598	1,867,074
Regeneron Pharmaceuticals, Inc. (a)	1,350	542,727
Vertex Pharmaceuticals, Inc. (a)	4,430	386,340
Total		10,034,427

Health Care Equipment & Supplies 2.7%

Abbott Laboratories	26,287	1,111,677
Baxter International, Inc.	8,754	416,690
Becton Dickinson and Co.	3,807	684,232
Boston Scientific Corp. (a)	24,335	579,173
Cooper Companies, Inc. (The)	870	155,956

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Equipment & Supplies (continued)

CR Bard, Inc.	1,313	$294,480
Danaher Corp.	10,871	852,178
DENTSPLY SIRONA, Inc.	4,166	247,585
Edwards Lifesciences Corp. (a)	3,804	458,610
Hologic, Inc. (a)	4,960	192,597
Intuitive Surgical, Inc. (a)	693	502,307
Medtronic PLC	24,719	2,135,722
St. Jude Medical, Inc.	5,097	406,537
Stryker Corp.	5,559	647,123
Varian Medical Systems, Inc. (a)	1,667	165,916
Zimmer Biomet Holdings, Inc.	3,579	465,342
Total		9,316,125

Health Care Providers & Services 2.6%

Aetna, Inc.	6,279	724,911
AmerisourceBergen Corp.	3,236	261,404
Anthem, Inc.	4,708	589,960
Cardinal Health, Inc.	5,703	443,123
Centene Corp. (a)	3,050	204,228
CIGNA Corp.	4,592	598,429
DaVita, Inc. (a)	2,961	195,633
Express Scripts Holding Co. (a)	11,269	794,803
HCA Holdings, Inc. (a)	5,280	399,326
Henry Schein, Inc. (a)	1,460	237,951
Humana, Inc.	2,667	471,766
Laboratory Corp. of America Holdings (a)	1,828	251,313
McKesson Corp.	4,040	673,670
Patterson Companies, Inc.	1,495	68,680
Quest Diagnostics, Inc.	2,484	210,221
UnitedHealth Group, Inc.	17,032	2,384,480
Universal Health Services, Inc., Class B	1,615	199,000
Total		8,708,898

Health Care Technology 0.1%

Cerner Corp. (a)	5,371	331,659

Life Sciences Tools & Services 0.7%

Agilent Technologies, Inc.	5,827	274,394
Illumina, Inc. (a)	2,620	475,949
Mettler-Toledo International, Inc. (a)	470	197,320
PerkinElmer, Inc.	1,961	110,032
Thermo Fisher Scientific, Inc.	7,049	1,121,214
Waters Corp. (a)	1,437	227,750
Total		2,406,659

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Pharmaceuticals 5.4%

Allergan PLC (a)	7,086	$1,631,977
Bristol-Myers Squibb Co.	29,884	1,611,345
Eli Lilly & Co.	17,377	1,394,678
Endo International PLC (a)	3,550	71,533
Johnson & Johnson	48,928	5,779,865
Mallinckrodt PLC (a)	1,925	134,326
Merck & Co., Inc.	49,459	3,086,736
Mylan NV (a)	8,231	313,766
Perrigo Co. PLC	2,566	236,919
Pfizer, Inc.	108,487	3,674,455
Zoetis, Inc.	8,850	460,288
Total		18,395,888
TOTAL HEALTH CARE		49,193,656

INDUSTRIALS 9.6%

Aerospace & Defense 2.1%

Boeing Co. (The)	10,377	1,367,066
General Dynamics Corp.	5,129	795,816
L-3 Communications Holdings, Inc.	1,386	208,912
Lockheed Martin Corp.	4,518	1,083,055
Northrop Grumman Corp.	3,193	683,142
Raytheon Co.	5,273	717,813
Rockwell Collins, Inc.	2,325	196,091
Textron, Inc.	4,819	191,555
TransDigm Group, Inc. (a)	900	260,208
United Technologies Corp.	13,925	1,414,780
Total		6,918,438

Air Freight & Logistics 0.7%

CH Robinson Worldwide, Inc.	2,555	180,025
Expeditors International of Washington, Inc.	3,234	166,616
FedEx Corp.	4,371	763,526
United Parcel Service, Inc., Class B	12,360	1,351,690
Total		2,461,857

Airlines 0.5%

Alaska Air Group, Inc.	2,200	144,892
American Airlines Group, Inc.	9,480	347,063
Delta Air Lines, Inc.	13,390	527,030
Southwest Airlines Co.	11,090	431,290
United Continental Holdings, Inc. (a)	5,250	275,468
Total		1,725,743

Building Products 0.1%

Allegion PLC	1,719	118,456
Fortune Brands Home & Security, Inc.	2,750	159,775

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Building Products (continued)

Masco Corp.	5,907	$202,669
Total		480,900

Commercial Services & Supplies 0.3%

Cintas Corp.	1,532	172,503
Pitney Bowes, Inc.	3,316	60,219
Republic Services, Inc.	4,165	210,124
Stericycle, Inc. (a)	1,525	122,213
Waste Management, Inc.	7,280	464,173
Total		1,029,232

Construction & Engineering 0.1%

Fluor Corp.	2,494	127,992
Jacobs Engineering Group, Inc. (a)	2,169	112,181
Quanta Services, Inc. (a)	2,698	75,517
Total		315,690

Electrical Equipment 0.6%

Acuity Brands, Inc.	780	206,388
AMETEK, Inc.	4,160	198,765
Eaton Corp. PLC	8,136	534,617
Emerson Electric Co.	11,512	627,519
Rockwell Automation, Inc.	2,312	282,850
Total		1,850,139

Industrial Conglomerates 2.5%

3M Co.	10,813	1,905,575
General Electric Co.	160,273	4,747,286
Honeywell International, Inc.	13,609	1,586,673
Roper Technologies, Inc.	1,812	330,636
Total		8,570,170

Machinery 1.4%

Caterpillar, Inc.	10,445	927,203
Cummins, Inc.	2,770	354,976
Deere & Co.	5,169	441,174
Dover Corp.	2,775	204,351
Flowserve Corp.	2,331	112,448
Fortive Corp.	5,380	273,842
Illinois Tool Works, Inc.	5,710	684,286
Ingersoll-Rand PLC	4,614	313,475
PACCAR, Inc.	6,271	368,609
Parker-Hannifin Corp.	2,393	300,393
Pentair PLC	2,983	191,628
Snap-On, Inc.	1,036	157,431
Stanley Black & Decker, Inc.	2,692	331,062
Xylem, Inc.	3,205	168,102
Total		4,828,980

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Professional Services 0.3%

Dun & Bradstreet Corp. (The)	645	$88,120
Equifax, Inc.	2,135	287,328
Nielsen Holdings PLC	6,010	321,955
Robert Half International, Inc.	2,323	87,949
Verisk Analytics, Inc. (a)	2,810	228,397
Total		1,013,749

Road & Rail 0.8%

CSX Corp.	16,920	516,060
JB Hunt Transport Services, Inc.	1,570	127,390
Kansas City Southern	1,930	180,108
Norfolk Southern Corp.	5,253	509,856
Ryder System, Inc.	956	63,048
Union Pacific Corp.	14,897	1,452,904
Total		2,849,366

Trading Companies & Distributors 0.2%

Fastenal Co.	5,173	216,128
United Rentals, Inc. (a)	1,545	121,267
WW Grainger, Inc.	990	222,592
Total		559,987
TOTAL INDUSTRIALS		32,604,251

INFORMATION TECHNOLOGY 21.0%

Communications Equipment 1.1%

Cisco Systems, Inc.	89,961	2,853,563
F5 Networks, Inc. (a)	1,184	147,574
Harris Corp.	2,222	203,557
Juniper Networks, Inc.	6,854	164,907
Motorola Solutions, Inc.	2,981	227,391
Total		3,596,992

Electronic Equipment, Instruments & Components 0.4%

Amphenol Corp., Class A	5,521	358,423
Corning, Inc.	18,541	438,495
FLIR Systems, Inc.	2,455	77,136
TE Connectivity Ltd.	6,355	409,135
Total		1,283,189

Internet Software & Services 4.5%

Akamai Technologies, Inc. (a)	3,122	165,435
Alphabet, Inc., Class A (a)	5,276	4,242,220
Alphabet, Inc., Class C (a)	5,284	4,107,200
eBay, Inc. (a)	18,783	617,961
Facebook, Inc., Class A (a)	41,545	5,328,977
VeriSign, Inc. (a)	1,658	129,722

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Internet Software & Services (continued)

Yahoo!, Inc. (a)	15,666	$675,205
Total		15,266,720

IT Services 3.7%

Accenture PLC, Class A	11,137	1,360,607
Alliance Data Systems Corp. (a)	1,050	225,257
Automatic Data Processing, Inc.	8,155	719,271
Cognizant Technology Solutions Corp., Class A (a)	10,854	517,844
CSRA, Inc.	2,608	70,155
Fidelity National Information Services, Inc.	5,863	451,627
Fiserv, Inc. (a)	3,935	391,414
Global Payments, Inc.	2,750	211,090
International Business Machines Corp.	15,558	2,471,388
MasterCard, Inc., Class A	17,150	1,745,355
Paychex, Inc.	5,741	332,232
PayPal Holdings, Inc. (a)	20,073	822,391
Teradata Corp. (a)	2,332	72,292
Total System Services, Inc.	2,964	139,753
Visa, Inc., Class A	33,744	2,790,629
Western Union Co. (The)	8,727	181,696
Xerox Corp.	15,228	154,260
Total		12,657,261

Semiconductors & Semiconductor Equipment 2.9%

Analog Devices, Inc.	5,500	354,475
Applied Materials, Inc.	19,334	582,920
Broadcom Ltd.	7,076	1,220,752
First Solar, Inc. (a)	1,376	54,338
Intel Corp.	84,615	3,194,216
KLA-Tencor Corp.	2,792	194,630
Lam Research Corp.	2,871	271,912
Linear Technology Corp.	4,285	254,058
Microchip Technology, Inc.	3,854	239,488
Micron Technology, Inc. (a)	18,576	330,281
NVIDIA Corp.	9,573	655,942
Qorvo, Inc. (a)	2,290	127,645
QUALCOMM, Inc.	26,353	1,805,180
Skyworks Solutions, Inc.	3,350	255,069
Xilinx, Inc.	4,538	246,595
Total		9,787,501

Software 4.7%

Activision Blizzard, Inc.	12,200	540,460
Adobe Systems, Inc. (a)	8,913	967,417
Autodesk, Inc. (a)	3,488	252,287

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software (continued)

CA, Inc.	5,618	$185,843
Citrix Systems, Inc. (a)	2,784	237,253
Electronic Arts, Inc. (a)	5,375	459,025
Intuit, Inc.	4,383	482,174
Microsoft Corp.	139,370	8,027,712
Oracle Corp.	53,827	2,114,325
Red Hat, Inc. (a)	3,239	261,808
Salesforce.com, Inc. (a)	11,515	821,365
Symantec Corp.	11,006	276,251
Texas Instruments, Inc.	17,946	1,259,450
Total		15,885,370

Technology Hardware, Storage & Peripherals 3.7%

Apple, Inc. (c)	96,375	10,895,194
Hewlett Packard Enterprise Co.	29,725	676,244
HP, Inc.	30,605	475,296
NetApp, Inc.	4,989	178,706
Seagate Technology PLC	5,341	205,895
Western Digital Corp.	5,085	297,320
Total		12,728,655
TOTAL INFORMATION TECHNOLOGY		71,205,688

MATERIALS 2.9%

Chemicals 2.1%

Air Products & Chemicals, Inc.	3,872	582,116
Albemarle Corp.	2,010	171,835
CF Industries Holdings, Inc.	4,170	101,539
Dow Chemical Co. (The)	20,154	1,044,582
Eastman Chemical Co.	2,640	178,675
Ecolab, Inc.	4,691	570,989
EI du Pont de Nemours & Co.	15,633	1,046,942
FMC Corp.	2,393	115,678
International Flavors & Fragrances, Inc.	1,422	203,303
LyondellBasell Industries NV, Class A	6,100	492,026
Monsanto Co.	7,830	800,226
Mosaic Co. (The)	6,262	153,169
PPG Industries, Inc.	4,762	492,200
Praxair, Inc.	5,097	615,871
Sherwin-Williams Co. (The)	1,431	395,900
Total		6,965,051

Construction Materials 0.1%

Martin Marietta Materials, Inc.	1,130	202,395
Vulcan Materials Co.	2,377	270,336
Total		472,731

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Containers & Packaging 0.4%

Avery Dennison Corp.	1,586	$123,375
Ball Corp.	3,113	255,110
International Paper Co.	7,353	352,797
Owens-Illinois, Inc. (a)	2,899	53,313
Sealed Air Corp.	3,522	161,378
Westrock Co.	4,501	218,208
Total		1,164,181

Metals & Mining 0.3%

Alcoa, Inc.	23,523	238,523
Freeport-McMoRan, Inc.	21,854	237,335
Newmont Mining Corp.	9,489	372,823
Nucor Corp.	5,689	281,321
Total		1,130,002
TOTAL MATERIALS		9,731,965

REAL ESTATE 3.0%

Equity Real Estate Investment Trusts (REITs) 3.0%

American Tower Corp.	7,609	862,328
Apartment Investment & Management Co., Class A	2,804	128,732
AvalonBay Communities, Inc.	2,452	436,064
Boston Properties, Inc.	2,753	375,206
Crown Castle International Corp.	6,033	568,369
Digital Realty Trust, Inc.	2,630	255,426
Equinix, Inc.	1,276	459,679
Equity Residential	6,537	420,525
Essex Property Trust, Inc.	1,170	260,559
Extra Space Storage, Inc.	2,250	178,672
Federal Realty Investment Trust	1,270	195,491
General Growth Properties, Inc.	10,445	288,282
HCP, Inc.	8,364	317,414
Host Hotels & Resorts, Inc.	13,282	206,801
Iron Mountain, Inc.	4,378	164,306
Kimco Realty Corp.	7,515	217,559
Macerich Co. (The)	2,155	174,275
ProLogis, Inc.	9,427	504,721
Public Storage	2,664	594,445
Realty Income Corp.	4,620	309,217
Simon Property Group, Inc.	5,624	1,164,224
SL Green Realty Corp.	1,790	193,499
UDR, Inc.	4,780	172,032
Ventas, Inc.	6,288	444,121
Vornado Realty Trust	3,075	311,221
Welltower, Inc.	6,401	478,603

Issuer	Shares	Value

Common Stocks (continued)

REAL ESTATE (CONTINUED)

Equity Real Estate Investment Trusts (REITs) (continued)

Weyerhaeuser Co.	13,388	$427,613
Total		10,109,384

Real Estate Management & Development —%

CBRE Group, Inc., Class A (a)	5,346	149,581
TOTAL REAL ESTATE		10,258,965

TELECOMMUNICATION SERVICES 2.6%

Diversified Telecommunication Services 2.6%

AT&T, Inc.	110,028	4,468,237
CenturyLink, Inc.	9,768	267,936
Frontier Communications Corp.	20,981	87,281
Level 3 Communications, Inc. (a)	5,205	241,408
Verizon Communications, Inc.	72,905	3,789,602
Total		8,854,464
TOTAL TELECOMMUNICATION SERVICES		8,854,464

UTILITIES 3.3%

Electric Utilities 2.0%

Alliant Energy Corp.	4,070	155,922
American Electric Power Co., Inc.	8,791	564,470
Duke Energy Corp.	12,326	986,573
Edison International	5,830	421,217
Entergy Corp.	3,200	245,536
Eversource Energy	5,675	307,471
Exelon Corp.	16,504	549,418
FirstEnergy Corp.	7,608	251,673
NextEra Energy, Inc.	8,353	1,021,739
PG&E Corp.	8,921	545,698
Pinnacle West Capital Corp.	1,992	151,372
PPL Corp.	12,130	419,334
Southern Co. (The)	17,504	897,955
Xcel Energy, Inc.	9,083	373,675
Total		6,892,053

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (CONTINUED)

Independent Power and Renewable Electricity Producers 0.1%

AES Corp. (The)	11,793	$151,540
NRG Energy, Inc.	5,642	63,247
Total		214,787

Multi-Utilities 1.1%

Ameren Corp.	4,342	213,539
CenterPoint Energy, Inc.	7,704	178,964
CMS Energy Corp.	4,991	209,672
Consolidated Edison, Inc.	5,443	409,858
Dominion Resources, Inc.	11,194	831,378
DTE Energy Co.	3,206	300,306
NiSource, Inc.	5,764	138,970
Public Service Enterprise Group, Inc.	9,048	378,840
SCANA Corp.	2,553	184,761
Sempra Energy	4,468	478,925
WEC Energy Group, Inc.	5,643	337,903
Total		3,663,116

Water Utilities 0.1%

American Water Works Co., Inc.	3,180	237,991
TOTAL UTILITIES		11,007,947

Total Common Stocks (Cost: $198,479,342)		$335,212,934

	Shares	Value

Money Market Funds 1.0%

Columbia Short-Term Cash Fund, 0.382% (b)(d)	3,543,038	$3,543,038

Total Money Market Funds (Cost: $3,543,038)		$3,543,038

Total Investments
(Cost: $202,022,380)		$338,755,972(e)
Other Assets & Liabilities, Net		(158,784)
Net Assets		$338,597,188

At September 30, 2016, securities totaling $260,015 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 Index	7	USD	3,780,700	12/2016	43,301	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	112,367	2,975	(16,383)	11,775	110,734	—	287,836
Columbia Short-Term Cash Fund	5,553,684	20,178,187	(22,188,833)	—	3,543,038	13,171	3,543,038
Total	5,666,051	20,181,162	(22,205,216)	11,775	3,653,772	13,171	3,830,874

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	41,996,313	—	—	41,996,313
Consumer Staples	33,162,813	—	—	33,162,813
Energy	24,369,726	—	—	24,369,726
Financials	42,827,146	—	—	42,827,146
Health Care	49,193,656	—	—	49,193,656
Industrials	32,604,251	—	—	32,604,251
Information Technology	71,205,688	—	—	71,205,688
Materials	9,731,965	—	—	9,731,965
Real Estate	10,258,965	—	—	10,258,965
Telecommunication Services	8,854,464	—	—	8,854,464
Utilities	11,007,947	—	—	11,007,947
Total Common Stocks	335,212,934	—	—	335,212,934
Investments measured at net asset value
Money Market Funds	—	—	—	3,543,038
Total Investments	335,212,934	—	—	338,755,972
Derivatives
Assets
Futures Contracts	43,301	—	—	43,301
Total	335,256,235	—	—	338,799,273

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Limited Duration Credit Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 92.6%

Aerospace & Defense 2.1%

BAE Systems Holdings, Inc. (a)
10/07/24	3.800%	$2,160,000	$2,281,003
L-3 Communications Corp.
02/15/21	4.950%	6,272,000	6,921,999
Northrop Grumman Corp.
03/15/21	3.500%	9,137,000	9,768,029
Total			18,971,031

Banking 0.6%

Goldman Sachs Group, Inc. (The)
04/25/21	2.625%	5,060,000	5,138,101

Cable and Satellite 0.8%

Comcast Corp.
01/15/17	6.500%	6,775,000	6,878,183

Diversified Manufacturing 0.8%

United Technologies Corp.
06/01/17	1.800%	6,865,000	6,898,034

Electric 14.3%

Berkshire Hathaway Energy Co.
11/15/23	3.750%	3,000,000	3,275,007
CMS Energy Corp.
03/15/22	5.050%	11,879,000	13,551,385
DTE Energy Co.
06/15/22	3.300%	11,637,000	12,314,669
DTE Energy Co. (b)
10/01/19	1.500%	9,150,000	9,138,014
Emera US Finance LP (a)
06/15/21	2.700%	3,340,000	3,418,012
Indiana Michigan Power Co.
03/15/23	3.200%	3,695,000	3,864,316
NextEra Energy Capital Holdings, Inc.
06/01/17	1.586%	6,790,000	6,802,310
09/01/18	1.649%	2,490,000	2,499,838
Oncor Electric Delivery Co. LLC
06/01/19	2.150%	1,461,000	1,478,539
PG&E Corp.
03/01/19	2.400%	1,240,000	1,264,107
PPL Capital Funding, Inc.
12/01/22	3.500%	15,250,000	16,180,723
06/01/23	3.400%	2,674,000	2,824,148
Pacific Gas & Electric Co.
06/15/23	3.250%	3,000,000	3,191,964
11/15/23	3.850%	3,800,000	4,177,739
Progress Energy, Inc.
04/01/22	3.150%	20,607,000	21,584,637

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)

TransAlta Corp.
06/03/17	1.900%	$24,660,000	$24,677,509
Total			130,242,917

Food and Beverage 19.9%

Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%	15,144,000	15,177,317
07/15/22	2.500%	2,755,000	2,809,414
ConAgra Foods, Inc.
01/25/23	3.200%	18,035,000	18,765,219
Diageo Capital PLC
05/11/17	1.500%	15,396,000	15,440,602
General Mills, Inc.
10/20/17	1.400%	2,680,000	2,686,322
10/21/19	2.200%	2,575,000	2,627,741
Grupo Bimbo SAB de CV (a)
01/25/22	4.500%	16,203,000	17,372,889
Heineken NV (a)
10/01/17	1.400%	16,095,000	16,118,241
Kraft Heinz Foods Co.
06/30/17	1.600%	6,292,000	6,304,741
Kraft Heinz Foods Co
06/05/17	2.250%	16,993,000	17,099,087
Molson Coors Brewing Co.
05/01/17	2.000%	12,105,000	12,157,148
07/15/21	2.100%	3,670,000	3,703,775
PepsiCo, Inc.
06/01/18	5.000%	4,200,000	4,463,949
SABMiller Holdings, Inc. (a)
01/15/17	2.450%	7,558,000	7,580,659
01/15/22	3.750%	6,338,000	6,861,893
Sysco Corp.
07/15/21	2.500%	1,420,000	1,450,432
Tyson Foods, Inc.
08/15/19	2.650%	4,631,000	4,748,609
06/15/22	4.500%	4,955,000	5,501,621
Wm. Wrigley Jr., Co. (a)
10/21/18	2.400%	12,264,000	12,463,217
10/21/19	2.900%	8,149,000	8,431,200
Total			181,764,076

Healthcare Insurance 1.5%

Aetna, Inc.
06/15/21	2.400%	4,535,000	4,587,511
UnitedHealth Group, Inc.
11/15/16	1.875%	9,000,000	9,010,344
Total			13,597,855

Independent Energy 2.3%

Canadian Natural Resources Ltd.
05/15/17	5.700%	1,731,000	1,771,460

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)

Cimarex Energy Co.
05/01/22	5.875%	$7,140,000	$7,459,794
Continental Resources, Inc.
09/15/22	5.000%	8,207,000	8,186,483
Woodside Finance Ltd. (a)
03/05/25	3.650%	3,690,000	3,720,741
Total			21,138,478

Integrated Energy 1.5%

Cenovus Energy, Inc.
10/15/19	5.700%	10,076,000	10,815,800
09/15/42	4.450%	1,583,000	1,306,255
09/15/43	5.200%	2,160,000	1,939,603
Total			14,061,658

Life Insurance 7.0%

Five Corners Funding Trust (a)
11/15/23	4.419%	25,305,000	27,324,972
MetLife, Inc.
09/15/23	4.368%	13,424,000	14,876,208
TIAA Asset Management Finance Co. LLC (a)
11/01/19	2.950%	21,172,000	21,815,417
Total			64,016,597

Media and Entertainment 5.7%

Scripps Networks Interactive, Inc.
11/15/19	2.750%	15,394,000	15,804,881
06/15/20	2.800%	3,192,000	3,269,818
Sky PLC (a)
11/26/22	3.125%	20,228,000	20,810,384
Thomson Reuters Corp.
02/23/17	1.300%	5,800,000	5,802,958
10/15/19	4.700%	6,234,000	6,743,991
Total			52,432,032

Midstream 11.8%

Columbia Pipeline Group, Inc.
06/01/20	3.300%	9,885,000	10,245,249
Enterprise Products Operating LLC
04/15/21	2.850%	2,485,000	2,558,653
Kinder Morgan Energy Partners LP
02/15/23	3.450%	13,784,000	13,740,677
Northwest Pipeline LLC
04/15/17	5.950%	21,050,000	21,467,590
Panhandle Eastern Pipeline Co. LP
11/01/17	6.200%	21,772,000	22,611,049
Plains All American Pipeline LP/Finance Corp.
10/15/23	3.850%	16,636,000	16,547,796
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/21	4.400%	7,592,000	8,339,660

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Midstream (continued)

Southern Natural Gas Co. LLC (a)
04/01/17	5.900%	$8,559,000	$8,741,170
Williams Partners LP
03/15/22	3.600%	3,211,000	3,266,775
Total			107,518,619

Natural Gas 2.1%

CenterPoint Energy Resources Corp.
11/01/17	6.125%	680,000	711,990
Sempra Energy
10/01/22	2.875%	18,000,000	18,608,220
Total			19,320,210

Oil Field Services 0.5%

Noble Holding International Ltd.
03/15/22	3.950%	6,281,000	4,679,345

Pharmaceuticals 6.8%

Actavis Funding SCS
06/15/17	1.300%	15,705,000	15,691,902
Amgen, Inc.
06/01/17	5.850%	13,948,000	14,360,875
Gilead Sciences, Inc.
12/01/16	3.050%	7,490,000	7,513,264
Pfizer, Inc.
03/30/17	6.050%	12,500,000	12,813,312
Shire Acquisitions Investments Ireland DAC
09/23/21	2.400%	6,545,000	6,553,240
Teva Pharmaceutical Finance III BV
07/21/21	2.200%	5,095,000	5,075,787
Total			62,008,380

Property & Casualty 5.4%

Alleghany Corp.
06/27/22	4.950%	10,458,000	11,612,783
Berkshire Hathaway, Inc.
08/15/18	1.150%	5,130,000	5,127,230
CNA Financial Corp.
05/15/24	3.950%	12,146,000	12,858,630
Chubb INA Holdings, Inc.
11/03/20	2.300%	2,605,000	2,672,732
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	4,799,000	5,355,012
06/15/23	4.250%	10,472,000	11,328,683
Total			48,955,070

Refining 1.1%

Phillips 66
05/01/17	2.950%	9,819,000	9,907,371

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Restaurants 0.9%

McDonald’s Corp.
03/15/17	5.300%	$4,570,000	$4,656,336
Yum! Brands, Inc.
11/01/43	5.350%	4,432,000	3,822,600
Total			8,478,936

Retailers 1.1%

CVS Health Corp.
12/05/16	1.200%	4,714,000	4,715,900
06/01/21	2.125%	5,275,000	5,328,541
Total			10,044,441

Technology 0.6%

Cisco Systems, Inc.
09/20/19	1.400%	5,580,000	5,584,871

Transportation Services 2.3%

ERAC U.S.A. Finance LLC (a)
10/15/17	6.375%	6,135,000	6,438,333
08/16/21	4.500%	3,260,000	3,609,342
12/01/21	2.600%	2,825,000	2,879,438
10/15/22	3.300%	3,595,000	3,766,018
11/15/24	3.850%	3,600,000	3,873,333
Total			20,566,464

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines 3.5%

AT&T, Inc.
06/30/22	3.000%	$17,668,000	$18,164,612
Verizon Communications, Inc.
06/09/17	1.350%	14,160,000	14,177,389
Total			32,342,001

Total Corporate Bonds & Notes (Cost: $828,904,843)			$844,544,670

U.S. Treasury Obligations 4.6%

U.S. Treasury
04/30/18	0.750%	40,000,000	40,004,680
07/31/21	1.125%	1,900,000	1,897,031
Total U.S. Treasury Obligations (Cost: $41,880,345)			$41,901,711

		Shares	Value
Money Market Funds 2.6%

Columbia Short-Term Cash Fund, 0.382% (c)(d)		23,853,879	$23,853,879

Total Money Market Funds (Cost: $23,853,879)			$23,853,879

Total Investments
(Cost: $894,639,067) (e)			$910,300,260(f)
Other Assets & Liabilities, Net			2,241,145
Net Assets			$912,541,405

At September 30, 2016, cash totaling $2,026,900 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 5-Year Note	21	USD	2,551,828	12/2016	—	(853)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	(1,178)	USD	(154,465,250)	12/2016	154,598	—
U.S. Treasury 2-Year Note	(144)	USD	(31,459,500)	12/2016	—	(33,973)
U.S. Treasury Ultra 10-Year Note	(118)	USD	(17,010,438)	12/2016	3,008	—
U.S. Ultra Bond	(23)	USD	(4,229,125)	12/2016	39,616	—
Total			(207,164,313)		197,222	(33,973)

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At September 30, 2016, the value of these securities amounted to $194,189,957 or 21.28% of net assets.

(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	73,221,481	387,358,545	(436,726,147)	23,853,879	305,312	23,853,879

(d)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(e)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $894,639,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation						$17,182,000
Unrealized Depreciation						(1,521,000)
Net Unrealized Appreciation						$15,661,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

nder the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	844,544,670	—	844,544,670
U.S. Treasury Obligations	41,901,711	—	—	41,901,711
Investments measured at net asset value
Money Market Funds	—	—	—	23,853,879
Total Investments	41,901,711	844,544,670	—	910,300,260
Derivatives
Assets
Futures Contracts	197,222	—	—	197,222
Liabilities
Futures Contracts	(34,826)	—	—	(34,826)
Total	42,064,107	844,544,670	—	910,462,656

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 46.9%
International 12.1%
Variable Portfolio – DFA International Value Fund, Class 1 Shares (a)	47,544,312	$424,570,705
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares (a)	20,888,890	205,546,684
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares (a)	41,129,196	464,348,619
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares (a)	45,044,635	457,653,494
Total		1,552,119,502
U.S. Large Cap 27.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares (a)(b)	17,587,944	312,889,516
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares (a)(b)	25,237,248	952,453,749
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares (a)(b)	15,322,059	329,883,934
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares (a)(b)	10,734,073	142,119,125
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 Shares (a)(b)	8,772,191	150,793,961
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares (a)(b)	9,404,795	175,869,662
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares (a)(b)	21,134,335	486,089,697
Variable Portfolio – MFS Value Fund, Class 1 Shares (a)(b)	8,444,184	171,585,817
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares (a)(b)	21,216,357	351,342,876
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares (a)(b)	6,909,419	146,272,411
Variable Portfolio – NFJ Dividend Value Fund, Class 1 Shares (a)(b)	8,988,017	165,379,519
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares (a)(b)	8,564,455	179,939,204
Total		3,564,619,471
U.S. Mid Cap 2.8%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares (a)(b)	3,714,383	78,299,192
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares (a)(b)	4,126,763	78,202,146

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares (a)(b)	5,381,576	$101,765,607
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares (a)(b)	4,752,269	102,411,401
Total		360,678,346
U.S. Small Cap 4.2%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares (a)(b)	11,067,982	211,066,406
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares (a)(b)	9,164,095	166,694,891
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares (a)(b)	7,186,731	166,947,760
Total		544,709,057
Total Equity Funds (Cost: $5,589,619,903)		$6,022,126,376

Fixed-Income Funds 25.1%
Investment Grade 25.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares (a)	58,725,803	622,493,513
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares (a)	19,185,494	181,878,482
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares (a)	30,825,921	331,378,657
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares (a)	17,511,366	183,343,999
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares (a)	54,224,904	610,030,167
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares (a)	48,982,127	545,171,076
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares (a)	55,633,148	599,169,009
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares (a)	14,124,261	143,220,003
Total		3,216,684,906
Total Fixed-Income Funds (Cost: $3,167,883,982)		$3,216,684,906

Exchange-Traded Funds 4.3%
SPDR S&P 500 ETF Trust	1,690,200	365,590,260
iShares MSCI EAFE ETF	2,379,292	140,687,536

	Shares	Value

Exchange-Traded Funds (continued)
iShares Russell 2000 ETF	395,215	$49,089,655
Total Exchange-Traded Funds (Cost: $487,371,310)		$555,367,451

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes(c) 1.7%
Aerospace & Defense —%
BAE Systems Holdings, Inc. (d)
10/07/24	3.800%	920,000		$971,538
L-3 Communications Corp.
02/15/21	4.950%	259,000		285,842
05/28/24	3.950%	1,533,000		1,631,426
Lockheed Martin Corp.
11/23/18	1.850%	565,000		571,769
Northrop Grumman Corp.
06/01/18	1.750%	2,155,000		2,172,225
08/01/23	3.250%	214,000		228,671
Total				5,861,471
Apartment REIT —%
Grand City Properties SA (d)
04/17/25	1.500%	EUR	700,000	811,469
Banking 0.1%
Bank of America Corp.
04/19/26	3.500%	2,010,000		2,088,812
04/01/44	4.875%	105,000		121,687
Bank of Nova Scotia (The)
06/11/18	1.700%	1,180,000		1,185,943
Citigroup, Inc.
05/01/26	3.400%	2,590,000		2,675,934
Goldman Sachs Group, Inc. (The)
01/23/25	3.500%	937,000		969,319
02/25/26	3.750%	573,000		601,384
07/08/44	4.800%	455,000		511,851
JPMorgan Chase & Co.
03/01/18	1.700%	780,000		782,394
03/22/19	1.850%	725,000		729,083
10/01/26	2.950%	2,034,000		2,039,323
Morgan Stanley
04/21/21	2.500%	575,000		582,189
07/27/26	3.125%	560,000		563,348
01/27/45	4.300%	209,000		223,721
Wells Fargo & Co.
04/22/26	3.000%	1,019,000		1,028,582
Subordinated
11/04/44	4.650%	295,000		310,329
Total				14,413,899
Cable and Satellite —%
Comcast Corp.
02/15/18	5.875%	970,000		1,030,279

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (c) (continued)
Cable and Satellite (continued)
NBCUniversal Media LLC
01/15/43	4.450%	$314,000		$353,097
Sky PLC (d)
11/24/23	1.875%	EUR	2,315,000	2,795,517
Total				4,178,893
Chemicals —%
Dow Chemical Co. (The)
11/15/42	4.375%	245,000		249,409
LYB International Finance BV
03/15/44	4.875%	655,000		707,586
LyondellBasell Industries NV
04/15/19	5.000%	1,010,000		1,084,016
Total				2,041,011
Consumer Cyclical Services —%
Motability Operations Group PLC (d)
07/16/26	3.750%	GBP	810,000	1,273,879
Diversified Manufacturing 0.1%
General Electric Co.
05/26/23	1.250%	EUR	2,120,000	2,534,255
03/11/44	4.500%	760,000		874,935
Honeywell International, Inc.
02/22/23	1.300%	EUR	1,585,000	1,891,518
United Technologies Corp.
12/15/17	5.375%	1,943,000		2,039,847
05/22/23	1.250%	EUR	970,000	1,156,173
06/01/42	4.500%	160,000		185,315
Total				8,682,043
Electric 0.4%
Appalachian Power Co.
05/15/44	4.400%	790,000		853,729
06/01/45	4.450%	790,000		863,382
Arizona Public Service Co.
05/15/46	3.750%	640,000		670,713
Berkshire Hathaway Energy Co.
11/15/23	3.750%	780,000		851,502
11/15/43	5.150%	206,000		248,283
02/01/45	4.500%	1,412,000		1,577,578
CMS Energy Corp.
03/15/22	5.050%	465,000		530,465
03/31/43	4.700%	170,000		194,318
03/01/44	4.875%	1,450,000		1,701,518
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%	280,000		332,064
Consolidated Edison Co. of New York, Inc.
06/15/46	3.850%	730,000		764,439
DTE Energy Co.
06/15/22	3.300%	995,000		1,052,943
12/01/23	3.850%	190,000		207,533

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Electric (continued)
06/01/24	3.500%	$2,145,000		$2,284,903
DTE Energy Co. (e)
10/01/26	2.850%		2,775,000	2,754,354
Dominion Resources, Inc.
06/15/18	1.900%		1,560,000	1,567,983
Duke Energy Carolinas LLC
03/15/46	3.875%		342,000	361,324
Duke Energy Corp.
10/15/23	3.950%		4,344,000	4,751,841
09/01/46	3.750%		900,000	872,797
Duke Energy Progress LLC
10/15/46	3.700%		585,000	602,876
Emera US Finance LP (d)
06/15/46	4.750%		920,000	987,386
Eversource Energy
01/15/18	1.600%		395,000	396,615
05/01/18	1.450%		2,724,000	2,729,195
Indiana Michigan Power Co.
03/15/23	3.200%		1,080,000	1,129,489
NextEra Energy Capital Holdings, Inc.
04/01/19	2.300%		235,000	238,729
Northern States Power Co.
05/15/44	4.125%		115,000	129,942
Oncor Electric Delivery Co. LLC
09/30/17	5.000%		2,758,000	2,858,874
04/01/45	3.750%		540,000	564,134
PPL Capital Funding, Inc.
03/15/24	3.950%		400,000	432,260
05/15/26	3.100%		1,145,000	1,163,894
Pacific Gas & Electric Co.
02/15/24	3.750%		440,000	481,828
08/15/42	3.750%		165,000	169,677
02/15/44	4.750%		1,230,000	1,466,129
Progress Energy, Inc.
04/01/22	3.150%		420,000	439,926
Sierra Pacific Power Co. (d)
05/01/26	2.600%		160,000	162,099
Southern California Edison Co.
10/01/43	4.650%		280,000	339,997
02/01/45	3.600%		140,000	146,121
Southern Co. (The)
07/01/46	4.400%		2,125,000	2,292,871
TransAlta Corp.
06/03/17	1.900%		1,545,000	1,546,097
11/25/20	5.000%	CAD	1,565,000	1,201,660
WEC Energy Group, Inc.
06/15/18	1.650%		655,000	658,763
06/15/25	3.550%		646,000	693,508
Western Power Distribution PLC (d)
11/06/23	3.625%	GBP	2,255,000	3,250,488
Xcel Energy, Inc.
05/15/20	4.700%		1,365,000	1,490,135

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Electric (continued)
09/15/41	4.800%	$137,000	$159,730
Total	48,174,092
Food and Beverage 0.2%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%	63,000	64,278
02/01/26	3.650%	3,045,000	3,270,330
02/01/46	4.900%	720,000	856,642
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%	2,135,000	2,139,697
Bacardi Ltd. (d)
07/15/26	2.750%	1,495,000	1,485,410
ConAgra Foods, Inc.
01/25/23	3.200%	2,335,000	2,429,542
General Mills, Inc.
10/20/17	1.400%	747,000	748,762
11/16/20	2.100%	EUR	1,594,000	1,926,115
Grupo Bimbo SAB de CV (d)
06/27/44	4.875%	1,695,000	1,679,460
Kraft Heinz Co. (The) (d)
07/01/27	4.125%	GBP	930,000	1,411,300
Kraft Heinz Foods Co.
06/04/42	5.000%	240,000	275,757
06/01/46	4.375%	120,000	126,963
Kraft Heinz Foods Co
06/05/17	2.250%	528,000	531,296
Molson Coors Brewing Co.
05/01/42	5.000%	377,000	436,638
07/15/46	4.200%	805,000	838,762
PepsiCo, Inc.
02/22/19	1.500%	1,595,000	1,605,596
SABMiller Holdings, Inc. (d)
01/15/22	3.750%	1,510,000	1,634,815
Sysco Corp.
07/15/21	2.500%	295,000	301,322
04/01/46	4.500%	155,000	169,013
Wm. Wrigley Jr., Co. (d)
10/21/18	2.400%	244,000	247,963
10/21/19	2.900%	2,190,000	2,265,840
Total	24,445,501
Health Care —%
Becton Dickinson and Co.
05/15/17	1.450%	407,000	407,672
12/15/44	4.685%	575,000	655,777
Express Scripts Holding Co.
07/15/46	4.800%	550,000	571,324
Medtronic, Inc.
03/15/45	4.625%	209,000	245,573
Total	1,880,346
Healthcare Insurance —%
Aetna, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Healthcare Insurance (continued)
06/07/19	1.900%	$740,000	$746,790
06/15/46	4.375%	825,000	863,896
Cigna Corporation
03/15/21	4.500%	1,130,000	1,239,403
UnitedHealth Group, Inc.
12/15/17	1.400%	1,265,000	1,268,673
Total			4,118,762
Independent Energy 0.1%
Anadarko Petroleum Corp.
03/15/40	6.200%	1,146,000	1,310,704
Canadian Natural Resources Ltd.
05/15/17	5.700%	201,000	205,698
02/01/35	5.850%	700,000	734,764
03/15/38	6.250%	1,082,000	1,210,415
Cimarex Energy Co.
05/01/22	5.875%	1,495,000	1,561,960
Continental Resources, Inc.
09/15/22	5.000%	1,481,000	1,477,297
Marathon Oil Corp.
06/01/45	5.200%	520,000	466,262
Noble Energy, Inc.
11/15/43	5.250%	1,299,000	1,322,255
Woodside Finance Ltd. (d)
03/05/25	3.650%	2,511,000	2,531,919
09/15/26	3.700%	840,000	844,374
Total			11,665,648
Integrated Energy —%
Cenovus Energy, Inc.
09/15/42	4.450%	1,578,000	1,302,129
09/15/43	5.200%	1,135,000	1,019,189
Shell International Finance BV
05/11/45	4.375%	180,000	193,903
Total			2,515,221
Life Insurance 0.1%
Five Corners Funding Trust (d)
11/15/23	4.419%	4,675,000	5,048,182
Guardian Life Insurance Co. of America (The) Subordinated (d)
06/19/64	4.875%	1,709,000	1,794,361
MetLife, Inc.
12/15/17	1.756%	200,000	200,774
09/15/23	4.368%	817,000	905,383
03/01/45	4.050%	810,000	803,455
05/13/46	4.600%	1,000	1,082
Northwestern Mutual Life Insurance Co. (The) Subordinated (d)
03/30/40	6.063%	1,060,000	1,371,768
Peachtree Corners Funding Trust (d)
02/15/25	3.976%	1,928,000	1,940,626

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Life Insurance (continued)
Prudential Financial, Inc.
05/15/44	4.600%	$15,000		$16,020
TIAA Asset Management Finance Co. LLC (d)
11/01/19	2.950%		640,000	659,450
Teachers Insurance & Annuity Association of America Subordinated (d)
09/15/44	4.900%		2,390,000	2,684,955
Voya Financial, Inc.
06/15/46	4.800%		350,000	349,444
Total				15,775,500
Media and Entertainment 0.1%
21st Century Fox America, Inc.
09/15/44	4.750%		1,469,000	1,608,743
Scripps Networks Interactive, Inc.
11/15/24	3.900%		2,642,000	2,775,181
Sky PLC (d)
11/26/22	3.125%		405,000	416,660
09/16/24	3.750%		200,000	211,458
Thomson Reuters Corp.
10/15/19	4.700%		510,000	551,722
05/23/43	4.500%		1,629,000	1,660,304
Time Warner, Inc.
09/15/23	1.950%	EUR	402,000	497,374
03/29/41	6.250%		375,000	483,071
Total				8,204,513
Metals —%
BHP Billiton Finance USA Ltd.
09/30/43	5.000%		105,000	124,101
Midstream 0.1%
Columbia Pipeline Group, Inc.
06/01/45	5.800%		1,066,000	1,264,955
Enterprise Products Operating LLC
05/07/18	1.650%		618,000	618,224
02/15/45	5.100%		1,226,000	1,318,519
05/15/46	4.900%		1,217,000	1,279,085
Kinder Morgan Energy Partners LP
11/01/42	4.700%		190,000	175,269
03/01/43	5.000%		2,531,000	2,380,646
MPLX LP
06/01/25	4.875%		155,000	160,159
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%		1,127,000	1,068,112
10/15/23	3.850%		1,839,000	1,829,250
11/01/24	3.600%		110,000	106,585
06/15/44	4.700%		860,000	756,171
Southern Natural Gas Co. LLC (d)
04/01/17	5.900%		365,000	372,769

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Midstream (continued)
Western Gas Partners LP
07/01/26	4.650%	$175,000		$181,107
Williams Partners LP
09/15/45	5.100%		1,467,000	1,431,237
Total				12,942,088
Natural Gas 0.1%
NiSource Finance Corp.
02/15/43	5.250%		935,000	1,111,007
Sempra Energy
04/01/17	2.300%		870,000	874,313
12/01/23	4.050%		580,000	635,554
06/15/24	3.550%		3,700,000	3,908,606
Total				6,529,480
Oil Field Services —%
Noble Holding International Ltd.
03/15/42	5.250%		1,184,000	668,960
Weatherford International Ltd.
04/15/42	5.950%		60,000	41,100
Total				710,060
Pharmaceuticals 0.1%
AbbVie, Inc.
11/06/17	1.750%		2,190,000	2,197,194
Actavis Funding
03/15/45	4.750%		1,310,000	1,432,385
Amgen, Inc. (d)
06/15/51	4.663%		1,156,000	1,232,027
Pfizer, Inc.
06/01/18	1.200%		2,260,000	2,263,634
Shire Acquisitions Investments Ireland DAC
09/23/19	1.900%		1,350,000	1,349,308
Total				8,474,548
Property & Casualty 0.1%
Alleghany Corp.
09/15/44	4.900%		655,000	677,999
Berkshire Hathaway Finance Corp.
05/15/42	4.400%		530,000	601,742
Berkshire Hathaway, Inc.
03/16/35	1.625%	EUR	490,000	563,151
CNA Financial Corp.
05/15/24	3.950%		429,000	454,170
03/01/26	4.500%		850,000	920,469
Liberty Mutual Group, Inc. (d)
05/01/22	4.950%		1,005,000	1,121,439
06/15/23	4.250%		2,336,000	2,527,101
08/01/44	4.850%		160,000	166,665
Total				7,032,736

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (c) (continued)
Refining —%
Phillips 66
05/01/17	2.950%	$1,090,000		$1,099,810
Restaurants —%
McDonald’s Corp.
03/01/18	5.350%	1,835,000		1,936,226
12/09/45	4.875%	105,000		121,860
Yum! Brands, Inc.
11/01/43	5.350%	1,544,000		1,331,700
Total				3,389,786
Retailers —%
CVS Health Corp.
06/01/21	2.125%	1,090,000		1,101,064
06/01/26	2.875%	1,010,000		1,024,965
Wal-Mart Stores, Inc.
04/11/18	1.125%	540,000		541,159
Total				2,667,188
Technology 0.1%
Apple, Inc.
02/23/18	1.300%	1,230,000		1,233,619
01/17/24	1.375%	EUR	505,000	610,496
02/09/45	3.450%	858,000		819,793
08/04/46	3.850%	355,000		363,081
Cisco Systems, Inc.
09/20/19	1.400%	1,190,000		1,191,039
International Business Machine Corp.
11/19/19	1.375%	EUR	1,672,000	1,965,203
Microsoft Corp.
11/03/18	1.300%	405,000		406,976
02/12/45	3.750%	220,000		223,286
11/03/45	4.450%	155,000		176,220
08/08/46	3.700%	470,000		475,727
Oracle Corp.
01/10/21	2.250%	EUR	1,251,000	1,538,210
09/15/21	1.900%	740,000		741,877
07/15/46	4.000%	995,000		1,028,147
Total				10,773,674
Tobacco —%
Philip Morris International, Inc.
03/04/43	4.125%	145,000		155,952
Transportation Services —%
ERAC U.S.A. Finance LLC (d)
12/01/26	3.300%	3,920,000		4,032,727
FedEx Corp.
04/01/46	4.550%	725,000		805,317

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (c) (continued)
Transportation Services (continued)
Heathrow Funding Ltd. (d)
02/15/23	5.225%	GBP$	841,000	$1,338,982
Total				6,177,026
Wireless —%
Rogers Communications, Inc.
08/15/18	6.800%	230,000		252,035
03/15/23	3.000%	1,314,000		1,366,300
03/15/43	4.500%	105,000		113,106
Total				1,731,441
Wirelines 0.1%
AT&T, Inc.
06/15/45	4.350%	3,076,000		3,030,023
Orange SA
02/21/17	4.750%	EUR	587,000	671,605
Verizon Communications, Inc.
11/01/42	3.850%	2,624,000		2,508,820
03/15/55	4.672%	267,000		280,865
Total				6,491,313
Total Corporate Bonds & Notes (Cost: $215,789,046)				$222,341,451

Residential Mortgage-Backed Securities - Agency 6.6%
Federal National Mortgage Association (e)
10/18/31	2.500%	63,725,000		66,003,456
10/18/31	3.000%	80,785,000		84,811,631
10/18/31-10/13/46	3.500%	591,000,000		623,433,269
10/13/46	4.000%	60,000,000		64,439,064
Total Residential Mortgage-Backed Securities - Agency (Cost: $837,282,397)				$838,687,420

U.S. Treasury Obligations —%
U.S. Treasury
05/15/45	3.000%	365,000		416,157
Total U.S. Treasury Obligations (Cost: $357,458)				$416,157

Foreign Government Obligations(c)(f) —%
Norway —%
Avinor AS (d)
04/29/25	1.000%	EUR	800,000	938,658
Total Foreign Government Obligations (Cost: $853,277)				$938,658

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 0.8%
S&P 500 Index
	2,925	1,850.00	12/15/17	$22,171,500
	S&P 500 Index
	3,841	1,700.00	12/15/17	19,416,255
	S&P 500 Index
	2,100	1,650.00	12/15/17	9,376,500
	S&P 500 Index
	4,080	1,800.00	12/15/17	27,070,800
	S&P 500 Index
	1,100	1,650.00	12/15/17	4,911,500
	S&P 500 Index
	1,200	1,700.00	12/15/17	6,066,000
	S&P 500 Index
	1,900	1,850.00	12/15/17	14,402,000
Total Options Purchased Puts (Cost: $224,920,569)				$103,414,555

	Shares	Value

Money Market Funds 20.4%
Columbia Short-Term Cash Fund, 0.382% (a)(g)	2,620,612,870	2,620,612,870
Total Money Market Funds (Cost: $2,620,612,870)		$2,620,612,870
Total Investments
(Cost: $13,144,690,812)		$13,580,589,844(h	)
Other Assets & Liabilities, Net		(748,225,769)
Net Assets		$12,832,364,075

At September 30, 2016, cash totaling $94,304,494 was pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at September 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered	10/28/2016	5,431,000 GBP	7,057,992 USD	15,040	—
State Street	10/28/2016	1,570,000 CAD	1,188,513 USD	—	(8,405)
UBS	10/28/2016	15,734,000 EUR	17,584,397 USD	—	(110,775)
Total				15,040	(119,180)

Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
10-Year Mini JGB	12	JPY	1,802,515	12/2016	6,702	—
BP Currency	1,300	USD	105,600,625	12/2016	—	(1,863,098)
Canadian Government 10-Year Bond	22	CAD	2,463,691	12/2016	5,535	—
DAX Index	44	EUR	12,990,131	12/2016	100,559	—
Euro FX	900	USD	126,866,250	12/2016	27,195	—
Euro-Bobl	31	EUR	4,599,880	12/2016	6,164	—
Euro-Bund	26	EUR	4,839,614	12/2016	20,204	—
Euro-Buxl 30-Year	4	EUR	863,541	12/2016	6,590	—
Euro-Schatz	23	EUR	2,897,236	12/2016	1,120	—
FTSE/MIB Index	109	EUR	10,014,171	12/2016	—	(289,681)
JPY Currency	1,665	USD	205,846,031	12/2016	1,786,202	—
Long Gilt	31	GBP	5,233,527	12/2016	—	(45,693)
Mini MSCI EAFE Index	35	USD	2,986,725	12/2016	31,421	—
S&P 500 E-mini	7,391	USD	798,375,820	12/2016	—	(2,804,495)
S&P 500 Index	244	USD	131,784,400	12/2016	—	(641,354)
SPI 200 Index	420	AUD	43,523,916	12/2016	1,878,348	—
TOPIX Index	1,160	JPY	151,341,650	12/2016	—	(737,870)
U.S. Long Bond	5	USD	840,781	12/2016	—	(13,212)
U.S. Long Bond	36	USD	6,053,625	12/2016	—	(17,351)
U.S. Long Bond	667	USD	112,160,219	12/2016	—	(1,762,664)
U.S. Treasury 10-Year Note	4,842	USD	634,907,250	12/2016	255,595	—
U.S. Treasury 10-Year Note	400	USD	52,450,000	12/2016	—	(119,550)
U.S. Treasury 2-Year Note	3,905	USD	853,120,469	12/2016	237,034	—
U.S. Treasury 5-Year Note	1,637	USD	198,921,078	12/2016	22,468	—
U.S. Treasury 5-Year Note	138	USD	16,769,156	12/2016	3,020	—
U.S. Ultra Bond	119	USD	21,881,125	12/2016	—	(411,331)
U.S. Ultra Bond	478	USD	87,892,250	12/2016	—	(1,335,440)
Total			3,597,025,676		4,388,157	(10,041,739)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
C$ Currency	(275)	USD	(20,978,375)	12/2016	141,680	—
EURO STOXX 50	(559)	EUR	(18,800,892)	12/2016	37,769	—
FTSE 100 Index	(150)	GBP	(13,332,517)	12/2016	—	(364,484)
Russell 2000 Mini	(1,322)	USD	(165,025,260)	12/2016	406,502	—
S&P/TSE 60 Index	(676)	CAD	(88,130,676)	12/2016	—	(1,646,405)
U.S. Long Bond	(242)	USD	(40,693,813)	12/2016	638,663	—
U.S. Treasury 2-Year Note	(37)	USD	(8,083,344)	12/2016	—	(635)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 2-Year Note	(3,847)	USD	(840,449,281)	12/2016	—	(301,605)
U.S. Treasury Ultra 10-Year Note	(120)	USD	(17,298,750)	12/2016	—	(73,051)
Total			(1,212,792,908)		1,224,614	(2,386,180)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,128,346,563	2,321,917,322	(1,829,651,015)	—	2,620,612,870	—	6,743,415	2,620,612,870
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	231,555,590	14,487,889	(1,572,868)	549,521	245,020,132	—	—	312,889,516
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	543,233,079	341,519,074	(1,340,537)	325,097	883,736,713	—	—	952,453,749
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares	261,107,243	5,520,523	(2,036,200)	787,931	265,379,497	—	—	329,883,934
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	184,201,687	—	(166,026,776)	(18,174,911)	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	584,589,835	30,618,172	(1,098,525)	(115,412)	613,994,070	354,330	10,434,869	622,493,513
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	101,071,338	8,297,727	(267,583)	86,104	109,187,586	—	—	142,119,125
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	182,133,293	14,898,126	(290,640)	(26,972)	196,713,807	—	6,834,435	181,878,482
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	142,098,547	173,075,671	(737,280)	46,549	314,483,487	—	6,016,433	331,378,657
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares	—	75,013,344	—	—	75,013,344	—	—	78,299,192
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares	—	74,747,999	(12,109)	771	74,736,661	—	—	78,202,146
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 Shares	110,023,269	30,808,746	(1,366,959)	412,417	139,877,473	12,089,736	—	150,793,961
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	142,029,124	11,091,776	(1,528,353)	423,949	152,016,496	—	—	175,869,662
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	434,565,246	35,601,385	(244,302,593)	(14,718,969)	211,145,069	—	—	211,066,406
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	167,326,742	15,729,943	(310,944)	2,660	182,748,401	1,274,769	4,904,991	183,343,999
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	567,955,172	32,109,342	(1,036,525)	(22,140)	599,005,849	324,463	10,367,828	610,030,167
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares	53,463,100	296,060	(44,491,425)	(9,267,735)	—	—	296,060	—
Variable Portfolio – DFA International Value Fund, Class 1 Shares	397,681,304	70,382,709	(663,767)	25,444	467,425,690	1,705,392	9,114,951	424,570,705
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares	501,787,649	35,290,506	(937,579)	(4,198)	536,136,378	851,572	10,829,894	545,171,076
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	1,697,147	97,517,541	(8,787)	(149)	99,205,752	—	—	101,765,607
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	211,448,047	4,217,139	(885,829)	(65,040)	214,714,317	—	4,209,679	205,546,684
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	257,341,980	137,788,474	(1,327,078)	589,756	394,393,132	—	—	486,089,697
Variable Portfolio – MFS Value Fund, Class 1 Shares	144,274,521	3,460,439	(729,790)	128,464	147,133,634	—	—	171,585,817

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	274,257,929	5,859,984	(734,331)	262,688	279,646,270	—	—	351,342,876
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	106,956,839	4,896,525	(260,693)	87,692	111,680,363	—	—	146,272,411
Variable Portfolio – NFJ Dividend Value Fund, Class 1 Shares	151,717,816	4,932,997	(825,944)	155,305	155,980,174	—	—	165,379,519
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares	127,022,686	12,059,114	(279,716)	103,316	138,905,400	—	—	179,939,204
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	469,899,969	36,161,613	(846,301)	52,012	505,267,293	4,446,308	5,785,537	464,348,619
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	134,258,370	15,092,011	(1,562,233)	496,012	148,284,160	—	—	166,694,891
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	315,709,234	16,427,665	(201,409,507)	27,993,820	158,721,212	—	—	166,947,760
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	474,151,800	42,276,582	(758,789)	35,519	515,705,112	—	9,436,095	457,653,494
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	548,124,867	34,187,061	(990,462)	15,270	581,336,736	2,370,496	6,878,263	599,169,009
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	890,613	95,558,422	(4,723)	110	96,444,422	—	—	102,411,401
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	131,083,800	13,007,315	(626,035)	175	143,465,255	516,004	1,218,606	143,220,003
Total	10,082,004,399	3,814,849,196	(2,508,921,896)	(9,814,944)	11,378,116,755	23,933,070	93,071,056	11,859,424,152

(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2016, the value of these securities amounted to $48,211,285 or 0.38% of net assets.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)	Principal and interest may not be guaranteed by the government.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies.  Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Exchange-Traded Funds	555,367,451	—	—	555,367,451
Corporate Bonds & Notes	—	222,341,451	—	222,341,451
Residential Mortgage-Backed Securities - Agency	—	838,687,420	—	838,687,420
U.S. Treasury Obligations	416,157	—	—	416,157
Foreign Government Obligations	—	938,658	—	938,658
Options Purchased Puts	103,414,555	—	—	103,414,555
Investments measured at net asset value
Equity Funds	—	—	—	6,022,126,376
Fixed-Income Funds	—	—	—	3,216,684,906
Money Market Funds	—	—	—	2,620,612,870
Total Investments	659,198,163	1,061,967,529	—	13,580,589,844
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	15,040	—	15,040
Futures Contracts	5,612,771	—	—	5,612,771
Liabilities
Forward Foreign Currency Exchange Contracts	—	(119,180)	—	(119,180)
Futures Contracts	(12,427,919)	—	—	(12,427,919)
Total	652,383,015	1,061,863,389	—	13,573,670,556

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Growth Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.5%
CONSUMER DISCRETIONARY 20.5%
Auto Components 1.6%
Delphi Automotive PLC	94,543	$6,742,807
Hotels, Restaurants & Leisure 2.7%
Aramark	78,489	2,984,937
Chipotle Mexican Grill, Inc. (a)	7,170	3,036,495
Marriott International, Inc., Class A	38,088	2,564,465
Six Flags Entertainment Corp.	51,997	2,787,559
Total		11,373,456
Household Durables 1.7%
Mohawk Industries, Inc. (a)	24,070	4,822,184
Toll Brothers, Inc. (a)	80,712	2,410,060
Total		7,232,244
Internet & Direct Marketing Retail 0.8%
Expedia, Inc.	30,929	3,610,033
Media 2.4%
AMC Networks, Inc., Class A (a)	33,331	1,728,546
CBS Corp., Class B Non Voting	55,871	3,058,378
Interpublic Group of Companies, Inc. (The)	247,445	5,530,396
Total		10,317,320
Multiline Retail 2.0%
Dollar General Corp.	92,889	6,501,301
Nordstrom, Inc.	42,524	2,206,145
Total		8,707,446
Specialty Retail 6.5%
Burlington Stores, Inc. (a)	23,350	1,891,817
Foot Locker, Inc.	90,965	6,160,150
Michaels Companies, Inc. (The) (a)	100,445	2,427,756
O’Reilly Automotive, Inc. (a)	24,100	6,750,651
Ross Stores, Inc.	75,467	4,852,528
Ulta Salon Cosmetics & Fragrance, Inc. (a)	10,775	2,564,234
Williams-Sonoma, Inc.	59,423	3,035,327
Total		27,682,463
Textiles, Apparel & Luxury Goods 2.8%
Carter’s, Inc.	33,908	2,940,163
Coach, Inc.	60,172	2,199,888
PVH Corp.	23,865	2,637,082
Skechers U.S.A., Inc., Class A (a)	190,928	4,372,251
Total		12,149,384
TOTAL CONSUMER DISCRETIONARY		87,815,153

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 6.0%
Beverages 1.8%
Constellation Brands, Inc., Class A	15,631	$2,602,405
Dr. Pepper Snapple Group, Inc.	56,010	5,114,273
Total		7,716,678
Food & Staples Retailing 1.0%
Rite Aid Corp. (a)	168,071	1,292,466
SYSCO Corp.	63,478	3,111,057
Total		4,403,523
Food Products 2.6%
Blue Buffalo Pet Products, Inc. (a)	92,516	2,198,180
Hormel Foods Corp.	105,216	3,990,843
Tyson Foods, Inc., Class A	64,143	4,789,558
Total		10,978,581
Personal Products 0.6%
Herbalife Ltd. (a)	42,376	2,626,888
TOTAL CONSUMER STAPLES		25,725,670
ENERGY 2.9%
Oil, Gas & Consumable Fuels 2.9%
Cabot Oil & Gas Corp.	127,341	3,285,398
Concho Resources, Inc. (a)	21,570	2,962,639
Newfield Exploration Co. (a)	74,904	3,255,328
Whiting Petroleum Corp. (a)	346,528	3,028,655
Total		12,532,020
TOTAL ENERGY		12,532,020
FINANCIALS 3.4%
Banks 1.5%
First Republic Bank	18,797	1,449,437
Signature Bank (a)	40,571	4,805,635
Total		6,255,072
Capital Markets 1.9%
S&P Global, Inc.	39,983	5,060,248
T. Rowe Price Group, Inc.	47,745	3,175,043
Total		8,235,291
TOTAL FINANCIALS		14,490,363
HEALTH CARE 14.5%
Biotechnology 2.2%
BioMarin Pharmaceutical, Inc. (a)	50,643	4,685,490
Incyte Corp. (a)	50,619	4,772,866
Total		9,458,356

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 5.6%
Align Technology, Inc. (a)	22,991	$2,155,406
CR Bard, Inc.	20,695	4,641,475
Edwards Lifesciences Corp. (a)	49,981	6,025,709
Hologic, Inc. (a)	78,655	3,054,174
IDEXX Laboratories, Inc. (a)	32,828	3,700,700
Zimmer Biomet Holdings, Inc.	32,089	4,172,212
Total		23,749,676
Health Care Providers & Services 2.4%
AmerisourceBergen Corp.	30,125	2,433,498
Henry Schein, Inc. (a)	28,997	4,725,931
Laboratory Corp. of America Holdings (a)	23,794	3,271,199
Total		10,430,628
Health Care Technology 0.9%
Cerner Corp. (a)	63,538	3,923,472
Life Sciences Tools & Services 2.6%
Agilent Technologies, Inc.	60,511	2,849,463
ICON PLC (a)	42,142	3,260,527
Mettler-Toledo International, Inc. (a)	7,145	2,999,685
Waters Corp. (a)	11,666	1,848,944
Total		10,958,619
Pharmaceuticals 0.8%
Jazz Pharmaceuticals PLC (a)	15,399	1,870,670
Mallinckrodt PLC (a)	22,596	1,576,749
Total		3,447,419
TOTAL HEALTH CARE		61,968,170
INDUSTRIALS 13.3%
Aerospace & Defense 1.0%
Spirit AeroSystems Holdings, Inc., Class A (a)	95,888	4,270,852
Airlines 1.5%
Alaska Air Group, Inc.	66,745	4,395,826
Southwest Airlines Co.	55,614	2,162,828
Total		6,558,654
Building Products 1.1%
AO Smith Corp.	49,733	4,913,123
Commercial Services & Supplies 0.6%
KAR Auction Services, Inc.	57,965	2,501,769

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 2.8%
Acuity Brands, Inc.	13,874	$3,671,060
AMETEK, Inc.	113,375	5,417,058
Rockwell Automation, Inc.	23,060	2,821,160
Total		11,909,278
Industrial Conglomerates 1.0%
Roper Technologies, Inc.	22,948	4,187,322
Machinery 2.2%
Ingersoll-Rand PLC	39,329	2,672,012
Middleby Corp. (The) (a)	22,230	2,748,073
Snap-On, Inc.	25,626	3,894,127
Total		9,314,212
Professional Services 2.5%
Equifax, Inc.	23,788	3,201,389
Nielsen Holdings PLC	100,305	5,373,339
Verisk Analytics, Inc. (a)	26,690	2,169,363
Total		10,744,091
Road & Rail 0.6%
JB Hunt Transport Services, Inc.	30,814	2,500,248
TOTAL INDUSTRIALS		56,899,549
INFORMATION TECHNOLOGY 26.3%
Communications Equipment 1.9%
Palo Alto Networks, Inc. (a)	52,411	8,350,645
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A	50,753	3,294,885
Internet Software & Services 2.8%
Akamai Technologies, Inc. (a)	90,167	4,777,949
CoStar Group, Inc. (a)	18,617	4,031,139
LinkedIn Corp., Class A (a)	16,939	3,237,382
Total		12,046,470
IT Services 6.6%
Alliance Data Systems Corp. (a)	16,679	3,578,146
Fidelity National Information Services, Inc.	69,928	5,386,554
Fiserv, Inc. (a)	48,582	4,832,452
FleetCor Technologies, Inc. (a)	35,330	6,137,881
Gartner, Inc. (a)	35,194	3,112,909
Vantiv, Inc., Class A (a)	55,120	3,101,602

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
WEX, Inc. (a)	19,932	$2,154,450
Total		28,303,994
Semiconductors & Semiconductor Equipment 5.1%
Lam Research Corp.	55,918	5,295,994
Maxim Integrated Products, Inc.	64,566	2,578,120
Microchip Technology, Inc.	34,933	2,170,737
NVIDIA Corp.	70,396	4,823,534
Skyworks Solutions, Inc.	89,581	6,820,697
Total		21,689,082
Software 9.1%
Activision Blizzard, Inc.	68,420	3,031,006
Citrix Systems, Inc. (a)	21,993	1,874,243
Electronic Arts, Inc. (a)	110,647	9,449,254
Fortinet, Inc. (a)	77,336	2,856,019
Intuit, Inc.	30,646	3,371,366
Red Hat, Inc. (a)	46,053	3,722,464
ServiceNow, Inc. (a)	70,971	5,617,355
Splunk, Inc. (a)	42,807	2,511,915
Tableau Software, Inc., Class A (a)	38,590	2,132,869
Ultimate Software Group, Inc. (The) (a)	16,416	3,355,266
Workday, Inc., Class A (a)	13,434	1,231,763
Total		39,153,520
TOTAL INFORMATION TECHNOLOGY		112,838,596
MATERIALS 4.8%
Chemicals 3.1%
Eastman Chemical Co.	36,882	2,496,174
Sherwin-Williams Co. (The)	19,510	5,397,637
Westlake Chemical Corp.	100,161	5,358,613
Total		13,252,424
Construction Materials 0.6%
Martin Marietta Materials, Inc.	14,226	2,548,019

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Containers & Packaging 1.1%
Crown Holdings, Inc. (a)	45,461	$2,595,368
Westrock Co.	45,277	2,195,029
Total		4,790,397
TOTAL MATERIALS		20,590,840
REAL ESTATE 3.8%
Equity Real Estate Investment Trusts (REITs) 3.2%
Crown Castle International Corp.	40,288	3,795,533
Equinix, Inc.	9,160	3,299,890
Equity LifeStyle Properties, Inc.	27,650	2,134,027
Extra Space Storage, Inc.	55,913	4,440,051
Total		13,669,501
Real Estate Management & Development 0.6%
CBRE Group, Inc., Class A (a)	87,736	2,454,853
TOTAL REAL ESTATE		16,124,354
Total Common Stocks (Cost: $375,208,088)		$408,984,715

	Shares	Value

Exchange-Traded Funds 0.8%
SPDR S&P Biotech ETF	50,457	$3,344,794
Total Exchange-Traded Funds (Cost: $3,116,293)		$3,344,794

Money Market Funds 5.4%
Columbia Short-Term Cash Fund, 0.382% (b)(c)	23,143,124	23,143,124
Total Money Market Funds (Cost: $23,143,124)		$23,143,124
Total Investments
(Cost: $401,467,505)		$435,472,633(d)
Other Assets & Liabilities, Net		(7,158,500)
Net Assets		$428,314,133

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,981,994	175,646,207	(165,485,077)	23,143,124	51,461	23,143,124

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	87,815,153	—	—	87,815,153
Consumer Staples	25,725,670	—	—	25,725,670
Energy	12,532,020	—	—	12,532,020
Financials	14,490,363	—	—	14,490,363
Health Care	61,968,170	—	—	61,968,170
Industrials	56,899,549	—	—	56,899,549
Information Technology	112,838,596	—	—	112,838,596
Materials	20,590,840	—	—	20,590,840
Real Estate	16,124,354	—	—	16,124,354
Total Common Stocks	408,984,715	—	—	408,984,715
Exchange-Traded Funds	3,344,794	—	—	3,344,794
Investments measured at net asset value
Money Market Funds	—	—	—	23,143,124
Total Investments	412,329,509	—	—	435,472,633

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Value Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.1%
CONSUMER DISCRETIONARY 9.7%
Auto Components 0.8%
Gentex Corp.	124,550	$2,187,098
Diversified Consumer Services 1.4%
Houghton Mifflin Harcourt Co. (a)	157,141	2,107,261
ServiceMaster Global Holdings, Inc. (a)	42,975	1,447,398
Total		3,554,659
Hotels, Restaurants & Leisure 2.6%
Aramark	92,325	3,511,119
Extended Stay America, Inc.	87,700	1,245,340
Royal Caribbean Cruises Ltd.	27,785	2,082,486
Total		6,838,945
Household Durables 2.7%
D.R. Horton, Inc.	77,375	2,336,725
Mohawk Industries, Inc. (a)	13,675	2,739,649
Whirlpool Corp.	12,750	2,067,540
Total		7,143,914
Internet & Direct Marketing Retail 0.8%
Liberty Interactive Corp., Class A (a)	109,175	2,184,592
Media 0.7%
DISH Network Corp., Class A (a)	31,700	1,736,526
Specialty Retail 0.7%
Burlington Stores, Inc. (a)	23,625	1,914,098
TOTAL CONSUMER DISCRETIONARY		25,559,832
CONSUMER STAPLES 4.9%
Beverages 1.5%
Coca-Cola European Partners PLC	40,825	1,628,918
Molson Coors Brewing Co., Class B	19,713	2,164,487
Total		3,793,405
Food Products 3.4%
Hershey Co. (The)	21,000	2,007,600
JM Smucker Co. (The)	30,982	4,199,300
Tyson Foods, Inc., Class A	38,366	2,864,789
Total		9,071,689
TOTAL CONSUMER STAPLES		12,865,094

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 9.2%
Energy Equipment & Services 2.3%
Baker Hughes, Inc.	43,300	$2,185,351
Helmerich & Payne, Inc.	22,100	1,487,330
Oceaneering International, Inc.	39,375	1,083,206
Superior Energy Services, Inc.	79,175	1,417,233
Total		6,173,120
Oil, Gas & Consumable Fuels 6.9%
Cabot Oil & Gas Corp.	79,825	2,059,485
Cimarex Energy Co.	28,700	3,856,419
Hess Corp.	34,650	1,857,933
Marathon Petroleum Corp.	49,400	2,005,146
Newfield Exploration Co. (a)	40,325	1,752,524
Noble Energy, Inc.	120,763	4,316,070
WPX Energy, Inc. (a)	174,725	2,304,623
Total		18,152,200
TOTAL ENERGY		24,325,320
FINANCIALS 18.2%
Banks 6.4%
BankUnited, Inc.	52,225	1,577,195
Fifth Third Bancorp	320,910	6,565,819
M&T Bank Corp.	52,491	6,094,205
SunTrust Banks, Inc.	58,350	2,555,730
Total		16,792,949
Capital Markets 2.4%
E*TRADE Financial Corp. (a)	123,800	3,605,056
Northern Trust Corp.	38,150	2,593,818
Total		6,198,874
Consumer Finance 2.2%
Synchrony Financial	207,679	5,815,012
Insurance 7.2%
Allstate Corp. (The)	61,975	4,287,430
Aon PLC	33,150	3,729,044
Cincinnati Financial Corp.	32,455	2,447,756
Hartford Financial Services Group, Inc. (The)	117,627	5,036,788
Lincoln National Corp.	76,302	3,584,668
Total		19,085,686
TOTAL FINANCIALS		47,892,521
HEALTH CARE 7.9%
Health Care Equipment & Supplies 3.7%
Teleflex, Inc.	20,761	3,488,886

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.	47,519	$6,178,421
Total		9,667,307
Health Care Providers & Services 1.6%
Envision Healthcare Holdings, Inc. (a)	109,725	2,443,576
WellCare Health Plans, Inc. (a)	15,925	1,864,658
Total		4,308,234
Life Sciences Tools & Services 1.6%
PAREXEL International Corp. (a)	28,625	1,988,006
PerkinElmer, Inc.	42,025	2,358,023
Total		4,346,029
Pharmaceuticals 1.0%
Mallinckrodt PLC (a)	36,750	2,564,415
TOTAL HEALTH CARE		20,885,985
INDUSTRIALS 8.5%
Aerospace & Defense 0.8%
Textron, Inc.	51,125	2,032,219
Airlines 1.4%
United Continental Holdings, Inc. (a)	69,563	3,649,971
Commercial Services & Supplies 1.6%
Republic Services, Inc.	86,675	4,372,754
Construction & Engineering 0.3%
Granite Construction, Inc.	15,800	785,892
Industrial Conglomerates 1.2%
Carlisle Companies, Inc.	31,025	3,182,234
Machinery 2.7%
Dover Corp.	19,875	1,463,595
Ingersoll-Rand PLC	35,725	2,427,156
Xylem, Inc.	60,875	3,192,894
Total		7,083,645
Professional Services 0.5%
FTI Consulting, Inc. (a)	31,350	1,396,956
TOTAL INDUSTRIALS		22,503,671

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 8.5%
Communications Equipment 0.6%
Harris Corp.	17,450	$1,598,595
Electronic Equipment, Instruments & Components 1.8%
Arrow Electronics, Inc. (a)	20,725	1,325,778
Corning, Inc.	77,000	1,821,050
FLIR Systems, Inc.	54,275	1,705,321
Total		4,852,149
Internet Software & Services 0.4%
Akamai Technologies, Inc. (a)	17,250	914,078
IT Services 0.8%
Leidos Holdings, Inc.	48,725	2,108,818
Semiconductors & Semiconductor Equipment 3.6%
Applied Materials, Inc.	39,875	1,202,231
Lam Research Corp.	19,925	1,887,097
Micron Technology, Inc. (a)	130,575	2,321,623
NXP Semiconductors NV (a)	17,200	1,754,572
ON Semiconductor Corp. (a)	99,225	1,222,452
Skyworks Solutions, Inc.	16,000	1,218,240
Total		9,606,215
Software 1.3%
Activision Blizzard, Inc.	40,875	1,810,762
Electronic Arts, Inc. (a)	18,625	1,590,575
Total		3,401,337
TOTAL INFORMATION TECHNOLOGY		22,481,192
MATERIALS 6.6%
Chemicals 2.6%
Albemarle Corp.	26,450	2,261,210
FMC Corp.	40,075	1,937,226
PPG Industries, Inc.	18,580	1,920,429
Valvoline, Inc. (a)	32,885	772,469
Total		6,891,334
Construction Materials 0.3%
Summit Materials, Inc., Class A (a)	48,528	900,194
Containers & Packaging 2.5%
Bemis Co., Inc.	51,425	2,623,189
Packaging Corp. of America	22,125	1,797,877
Sealed Air Corp.	45,586	2,088,751
Total		6,509,817

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining 1.2%
Steel Dynamics, Inc.	122,000	$3,048,780
TOTAL MATERIALS		17,350,125
REAL ESTATE 12.0%
Equity Real Estate Investment Trusts (REITs) 12.0%
American Homes 4 Rent, Class A	128,775	2,786,691
Camden Property Trust	31,675	2,652,464
Communications Sales & Leasing, Inc. (a)	73,770	2,317,116
Extra Space Storage, Inc.	20,091	1,595,426
Outfront Media, Inc.	75,101	1,776,139
ProLogis, Inc.	70,775	3,789,293
SL Green Realty Corp.	37,450	4,048,345
Taubman Centers, Inc.	39,075	2,907,571
UDR, Inc.	70,850	2,549,891
VEREIT, Inc.	221,550	2,297,474
Welltower, Inc.	66,275	4,955,382
Total		31,675,792
TOTAL REAL ESTATE		31,675,792
TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 1.0%
SBA Communications Corp., Class A (a)	23,750	2,663,800
TOTAL TELECOMMUNICATION SERVICES		2,663,800
UTILITIES 10.6%
Electric Utilities 7.5%
Edison International	73,525	5,312,181
Great Plains Energy, Inc.	150,850	4,116,697

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
Pinnacle West Capital Corp.	59,250	$4,502,407
PNM Resources, Inc.	36,425	1,191,826
Portland General Electric Co.	110,225	4,694,483
Total		19,817,594
Multi-Utilities 3.1%
CMS Energy Corp.	79,400	3,335,594
WEC Energy Group, Inc.	82,000	4,910,160
Total		8,245,754
TOTAL UTILITIES		28,063,348
Total Common Stocks (Cost: $237,455,472)		$256,266,680

Convertible Preferred Stocks 0.9%
ENERGY 0.9%
Oil, Gas & Consumable Fuels 0.9%
Hess Corp., 8.000%	36,041	2,372,579
TOTAL ENERGY		2,372,579
Total Convertible Preferred Stocks (Cost: $2,193,372)		$2,372,579

	Shares	Value

Money Market Funds 5.8%
Columbia Short-Term Cash Fund, 0.382% (b)(c)	15,423,397	$15,423,397
Total Money Market Funds (Cost: $15,423,397)		$15,423,397
Total Investments
(Cost: $255,072,241)		$274,062,656(d)
Other Assets & Liabilities, Net		(9,932,814)
Net Assets		$264,129,842

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,785,577	122,881,973	(111,244,153)	15,423,397	25,207	15,423,397

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	25,559,832	—	—	25,559,832
Consumer Staples	12,865,094	—	—	12,865,094
Energy	24,325,320	—	—	24,325,320
Financials	47,892,521	—	—	47,892,521
Health Care	20,885,985	—	—	20,885,985
Industrials	22,503,671	—	—	22,503,671
Information Technology	22,481,192	—	—	22,481,192
Materials	17,350,125	—	—	17,350,125
Real Estate	31,675,792	—	—	31,675,792
Telecommunication Services	2,663,800	—	—	2,663,800
Utilities	28,063,348	—	—	28,063,348
Total Common Stocks	256,266,680	—	—	256,266,680
Convertible Preferred Stocks
Energy	2,372,579	—	—	2,372,579
Investments measured at net asset value
Money Market Funds	—	—	—	15,423,397
Total Investments	258,639,259	—	—	274,062,656

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select International Equity Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
AUSTRALIA 1.8%
CSL Ltd.	218,800	$17,992,047
BELGIUM 3.1%
Anheuser-Busch InBev SA/NV	228,827	29,972,341
BRAZIL 0.6%
Kroton Educacional SA	1,219,700	5,588,159
CANADA 1.5%
Suncor Energy, Inc.	545,500	15,143,191
CHINA 0.7%
Sinopharm Group Co. Class H	1,502,000	7,274,677
DENMARK 2.6%
Novo Nordisk A/S, Class B	620,872	25,798,239
FRANCE 7.3%
Airbus Group SE	483,293	29,230,107
L’Oreal SA	131,540	24,839,360
Schneider Electric SE	245,660	17,126,202
Total		71,195,669
GERMANY 6.7%
Bayer AG, Registered Shares	224,893	22,593,006
Brenntag AG	262,535	14,334,515
Continental AG	90,807	19,090,795
Deutsche Telekom AG, Registered Shares	570,649	9,564,290
Total		65,582,606
HONG KONG 5.0%
AIA Group Ltd.	5,879,200	39,536,116
HKT Trust & HKT Ltd.	6,798,000	9,570,698
Total		49,106,814
INDONESIA 2.1%
PT Bank Rakyat Indonesia Persero Tbk	22,086,500	20,724,602
IRELAND 4.5%
Bank of Ireland (a)	95,210,264	19,893,517
CRH PLC	714,448	23,888,636
Total		43,782,153

Issuer	Shares	Value

Common Stocks (continued)
JAPAN 25.1%
Alps Electric Co., Ltd.	636,400	$15,361,280
Capcom Co., Ltd.	959,300	23,601,619
Dentsu, Inc.	335,200	17,060,901
Hitachi High-Technologies Corp.	457,100	18,298,180
Japan Exchange Group, Inc.	692,900	10,834,234
KDDI Corp.	599,300	18,567,521
Koito Manufacturing Co., Ltd.	305,300	14,858,848
Mitsubishi UFJ Financial Group, Inc.	3,187,900	16,150,177
Rakuten, Inc.	1,615,800	21,091,529
SCSK Corp.	263,700	10,671,557
Sekisui Chemical Co., Ltd.	1,180,000	16,970,985
Shimano, Inc.	86,700	12,877,001
Shimizu Corp.	1,086,000	9,706,127
SoftBank Group Corp.	153,100	9,922,198
Tadano Ltd.	2,387,900	23,503,335
Yaskawa Electric Corp.	485,900	7,267,569
Total		246,743,061
NETHERLANDS 7.5%
Akzo Nobel NV	249,867	16,922,676
ASML Holding NV	328,999	36,104,350
RELX NV	1,162,451	20,886,889
Total		73,913,915
SPAIN 2.1%
Industria de Diseno Textil SA	557,778	20,677,126
SWITZERLAND 5.1%
Roche Holding AG, Genusschein Shares	132,831	32,951,385
UBS AG	1,272,697	17,331,736
Total		50,283,121
UNITED KINGDOM 21.6%
3i Group PLC	3,364,891	28,370,916
AstraZeneca PLC	169,991	11,235,242
Berendsen PLC	1,430,493	23,065,410
BT Group PLC	4,755,805	23,981,952
Diageo PLC	524,476	15,026,963
Legal & General Group PLC	4,866,767	13,795,721
Reckitt Benckiser Group PLC	196,505	18,503,943
Royal Dutch Shell PLC, Class A	1,136,598	28,306,582
Unilever PLC	624,586	29,585,252
Wolseley PLC	355,255	20,053,188
Total		211,925,169

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES 1.4%
BB&T Corp.	356,150	$13,433,978
Total Common Stocks (Cost: $951,390,518)		$969,136,868

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.382% (b)(c)	10,754,436	$10,754,436
Total Money Market Funds (Cost: $10,754,436)		$10,754,436
Total Investments
(Cost: $962,144,954) (d)		$979,891,304(e)
Other Assets & Liabilities, Net		1,680,050
Net Assets		$981,571,354

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,180,068	761,384,950	(755,810,582)	10,754,436	39,080	10,754,436

(d)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $962,145,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$58,009,000
Unrealized Depreciation	(40,263,000)
Net Unrealized Appreciation	$17,746,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	17,992,047	—	17,992,047
Belgium	—	29,972,341	—	29,972,341
Brazil	5,588,159	—	—	5,588,159
Canada	15,143,191	—	—	15,143,191
China	—	7,274,677	—	7,274,677
Denmark	—	25,798,239	—	25,798,239
France	—	71,195,669	—	71,195,669
Germany	—	65,582,606	—	65,582,606
Hong Kong	—	49,106,814	—	49,106,814
Indonesia	—	20,724,602	—	20,724,602
Ireland	—	43,782,153	—	43,782,153
Japan	—	246,743,061	—	246,743,061
Netherlands	—	73,913,915	—	73,913,915
Spain	—	20,677,126	—	20,677,126
Switzerland	—	50,283,121	—	50,283,121
United Kingdom	—	211,925,169	—	211,925,169
United States	13,433,978	—	—	13,433,978
Total Common Stocks	34,165,328	934,971,540	—	969,136,868

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at net asset value
Money Market Funds	—	—	—	10,754,436
Total Investments	34,165,328	934,971,540	—	979,891,304

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select Large-Cap Value Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.6%
CONSUMER DISCRETIONARY 3.0%
Specialty Retail 3.0%
Lowe’s Companies, Inc.	335,000	$24,190,350
TOTAL CONSUMER DISCRETIONARY		24,190,350
CONSUMER STAPLES 11.7%
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	85,000	12,963,350
Food Products 3.9%
Tyson Foods, Inc., Class A	415,000	30,988,050
Tobacco 6.2%
Altria Group, Inc.	418,000	26,430,140
Philip Morris International, Inc.	235,000	22,846,700
Total		49,276,840
TOTAL CONSUMER STAPLES		93,228,240
ENERGY 12.9%
Energy Equipment & Services 2.7%
Halliburton Co.	484,000	21,721,920
Oil, Gas & Consumable Fuels 10.2%
Anadarko Petroleum Corp.	352,074	22,307,409
Chevron Corp.	128,475	13,222,647
Marathon Oil Corp.	450,000	7,114,500
Marathon Petroleum Corp.	350,000	14,206,500
Valero Energy Corp.	260,000	13,780,000
Williams Companies, Inc. (The)	365,000	11,216,450
Total		81,847,506
TOTAL ENERGY		103,569,426
FINANCIALS 24.1%
Banks 12.9%
Bank of America Corp.	1,800,000	28,170,000
Citigroup, Inc.	550,000	25,976,500
JPMorgan Chase & Co.	371,500	24,738,185
Wells Fargo & Co.	547,500	24,243,300
Total		103,127,985
Capital Markets 3.2%
Morgan Stanley	800,000	25,648,000

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 8.0%
MetLife, Inc.	450,000	$19,993,500
Prudential Financial, Inc.	240,000	19,596,000
Unum Group	700,000	24,717,000
Total		64,306,500
TOTAL FINANCIALS		193,082,485
HEALTH CARE 9.2%
Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	270,000	12,852,000
Health Care Providers & Services 5.2%
Express Scripts Holding Co. (a)	225,000	15,869,250
Humana, Inc.	144,800	25,613,672
Total		41,482,922
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	355,000	19,141,600
TOTAL HEALTH CARE		73,476,522
INDUSTRIALS 8.5%
Aerospace & Defense 1.9%
United Technologies Corp.	150,000	15,240,000
Industrial Conglomerates 3.2%
Honeywell International, Inc.	215,000	25,066,850
Road & Rail 3.4%
CSX Corp.	500,000	15,250,000
Union Pacific Corp.	125,000	12,191,250
Total		27,441,250
TOTAL INDUSTRIALS		67,748,100
INFORMATION TECHNOLOGY 16.0%
Communications Equipment 2.1%
Juniper Networks, Inc.	700,000	16,842,000
Electronic Equipment, Instruments & Components 4.4%
Corning, Inc.	1,500,000	35,475,000
IT Services 2.5%
Teradata Corp. (a)	640,000	19,840,000

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 7.0%
Applied Materials, Inc.	970,000	$29,245,500
QUALCOMM, Inc.	383,203	26,249,405
Total		55,494,905
TOTAL INFORMATION TECHNOLOGY		127,651,905
MATERIALS 2.3%
Chemicals 2.3%
FMC Corp.	375,000	18,127,500
TOTAL MATERIALS		18,127,500
TELECOMMUNICATION SERVICES 4.6%
Diversified Telecommunication Services 4.6%
Verizon Communications, Inc.	705,000	36,645,900
TOTAL TELECOMMUNICATION SERVICES		36,645,900

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 7.3%
Electric Utilities 4.7%
NextEra Energy, Inc.	310,000	$37,919,200
Independent Power and Renewable Electricity Producers 2.6%
AES Corp. (The)	1,600,000	20,560,000
TOTAL UTILITIES		58,479,200
Total Common Stocks (Cost: $595,109,403)		$796,199,628

	Shares	Value

Money Market Funds 0.1%
Columbia Short-Term Cash Fund, 0.382% (b)(c)	494,702	$494,702
Total Money Market Funds (Cost: $494,702)		$494,702
Total Investments
(Cost: $595,604,105)		$796,694,330(d)
Other Assets & Liabilities, Net		2,316,865
Net Assets		$799,011,195

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,843,248	135,293,911	(138,642,457)	494,702	40,461	494,702

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	24,190,350	—	—	24,190,350
Consumer Staples	93,228,240	—	—	93,228,240
Energy	103,569,426	—	—	103,569,426
Financials	193,082,485	—	—	193,082,485
Health Care	73,476,522	—	—	73,476,522
Industrials	67,748,100	—	—	67,748,100
Information Technology	127,651,905	—	—	127,651,905
Materials	18,127,500	—	—	18,127,500
Telecommunication Services	36,645,900	—	—	36,645,900
Utilities	58,479,200	—	—	58,479,200
Total Common Stocks	796,199,628	—	—	796,199,628
Investments measured at net asset value
Money Market Funds	—	—	—	494,702
Total Investments	796,199,628	—	—	796,694,330

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.4%
CONSUMER DISCRETIONARY 13.5%
Auto Components 3.7%
American Axle & Manufacturing Holdings, Inc. (a)	125,000	$2,152,500
Motorcar Parts of America, Inc. (a)	117,879	3,392,558
Total		5,545,058
Hotels, Restaurants & Leisure 1.5%
Texas Roadhouse, Inc.	57,500	2,244,225
Household Durables 5.8%
Beazer Homes USA, Inc. (a)	210,000	2,448,600
Lennar Corp., Class A	70,000	2,963,800
William Lyon Homes, Inc. Class A (a)	175,000	3,246,250
Total		8,658,650
Specialty Retail 0.8%
Vitamin Shoppe, Inc. (a)	45,000	1,208,250
Textiles, Apparel & Luxury Goods 1.7%
Hanesbrands, Inc.	100,000	2,525,000
TOTAL CONSUMER DISCRETIONARY		20,181,183
CONSUMER STAPLES 6.8%
Food Products 5.9%
Dean Foods Co.	295,000	4,838,000
WhiteWave Foods Co. (The) (a)	73,500	4,000,605
Total		8,838,605
Personal Products 0.9%
Herbalife Ltd. (a)	22,500	1,394,775
TOTAL CONSUMER STAPLES		10,233,380
ENERGY 3.8%
Energy Equipment & Services 3.8%
Exterran Corp. (a)	98,500	1,544,480
Superior Energy Services, Inc.	100,000	1,790,000
Tetra Technologies, Inc. (a)	375,000	2,291,250
Total		5,625,730
TOTAL ENERGY		5,625,730
FINANCIALS 19.4%
Banks 2.7%
Opus Bank	115,000	4,067,550

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 11.5%
Endurance Specialty Holdings Ltd.	47,500	$3,108,875
Hanover Insurance Group, Inc. (The)	54,000	4,072,680
Lincoln National Corp.	70,000	3,288,600
National General Holdings Corp.	160,000	3,558,400
State National Companies, Inc.	275,000	3,058,000
Total		17,086,555
Mortgage Real Estate Investment Trusts (REITs) 1.8%
Ladder Capital Corp., Class A	206,489	2,733,914
Thrifts & Mortgage Finance 3.4%
BofI Holding, Inc. (a)	225,000	5,040,000
TOTAL FINANCIALS		28,928,019
HEALTH CARE 14.2%
Biotechnology 2.0%
Ligand Pharmaceuticals, Inc. (a)	30,000	3,061,800
Health Care Equipment & Supplies 3.9%
Analogic Corp.	38,546	3,415,176
DENTSPLY SIRONA, Inc.	40,000	2,377,200
Total		5,792,376
Health Care Providers & Services 5.5%
PharMerica Corp. (a)	150,000	4,210,500
WellCare Health Plans, Inc. (a)	34,000	3,981,060
Total		8,191,560
Pharmaceuticals 2.8%
Impax Laboratories, Inc. (a)	175,000	4,147,500
TOTAL HEALTH CARE		21,193,236
INDUSTRIALS 10.3%
Aerospace & Defense 2.7%
Cubic Corp.	85,000	3,978,850
Airlines 2.8%
United Continental Holdings, Inc. (a)	80,000	4,197,600
Commercial Services & Supplies 2.4%
Waste Connections, Inc.	47,500	3,548,250

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 2.4%
Swift Transportation Co. (a)	168,000	$3,606,960
TOTAL INDUSTRIALS		15,331,660
INFORMATION TECHNOLOGY 18.2%
Communications Equipment 7.4%
Calix, Inc. (a)	547,428	4,023,596
Extreme Networks, Inc. (a)	1,250,000	5,612,500
Viavi Solutions, Inc. (a)	190,000	1,404,100
Total		11,040,196
Electronic Equipment, Instruments & Components 1.4%
Belden, Inc.	30,000	2,069,700
IT Services 4.9%
CACI International, Inc., Class A (a)	35,000	3,531,500
EPAM Systems, Inc. (a)	54,500	3,777,395
Total		7,308,895
Semiconductors & Semiconductor Equipment 2.2%
Ultratech, Inc. (a)	139,707	3,224,437
Software 2.3%
BroadSoft, Inc. (a)	75,133	3,497,441
TOTAL INFORMATION TECHNOLOGY		27,140,669
MATERIALS 5.6%
Chemicals 3.2%
Minerals Technologies, Inc.	67,048	4,739,623

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Containers & Packaging 2.4%
Owens-Illinois, Inc. (a)	200,000	$3,678,000
TOTAL MATERIALS		8,417,623
REAL ESTATE 2.0%
Equity Real Estate Investment Trusts (REITs) 2.0%
Gaming and Leisure Properties, Inc.	90,000	3,010,500
TOTAL REAL ESTATE		3,010,500
TELECOMMUNICATION SERVICES 4.6%
Diversified Telecommunication Services 0.8%
Globalstar, Inc. (a)	1,000,000	1,210,000
Wireless Telecommunication Services 3.8%
Telephone & Data Systems, Inc.	210,000	5,707,800
TOTAL TELECOMMUNICATION SERVICES		6,917,800
Total Common Stocks (Cost: $116,136,932)		$146,979,800

	Shares	Value

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.382% (b)(c)	836,096	$836,096
Total Money Market Funds (Cost: $836,096)		$836,096
Total Investments
(Cost: $116,973,028)		$147,815,896(d)
Other Assets & Liabilities, Net		1,449,031
Net Assets		$149,264,927

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,872,590	29,365,626	(31,402,120)	836,096	10,262	836,096

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	20,181,183	—	—	20,181,183
Consumer Staples	10,233,380	—	—	10,233,380
Energy	5,625,730	—	—	5,625,730
Financials	28,928,019	—	—	28,928,019
Health Care	21,193,236	—	—	21,193,236
Industrials	15,331,660	—	—	15,331,660
Information Technology	27,140,669	—	—	27,140,669
Materials	8,417,623	—	—	8,417,623
Real Estate	3,010,500	—	—	3,010,500
Telecommunication Services	6,917,800	—	—	6,917,800
Total Common Stocks	146,979,800	—	—	146,979,800
Investments measured at net asset value
Money Market Funds	—	—	—	836,096
Total Investments	146,979,800	—	—	147,815,896

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Seligman Global Technology Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.3%
CHINA 0.4%
Ctrip.com International Ltd., ADR (a)	5,100	$237,507
FRANCE 0.4%
Publicis Groupe SA	3,000	226,872
ISRAEL 4.9%
Check Point Software Technologies Ltd. (a)	8,031	623,286
CyberArk Software Ltd. (a)	9,332	462,587
Kornit Digital Ltd. (a)	5,582	52,359
Mellanox Technologies Ltd. (a)	19,300	834,725
Orbotech Ltd. (a)	12,400	367,164
Tower Semiconductor Ltd. (a)	39,247	595,770
Total		2,935,891
JAPAN 0.4%
Mabuchi Motor Co., Ltd.	4,700	260,807
NETHERLANDS 1.5%
NXP Semiconductors NV (a)	8,940	911,969
SINGAPORE 7.1%
Broadcom Ltd.	24,587	4,241,749
UNITED STATES 85.6%
Activision Blizzard, Inc.	2,104	93,207
Advanced Energy Industries, Inc. (a)	7,699	364,317
Alphabet, Inc., Class A (a)	1,900	1,527,714
Alphabet, Inc., Class C (a)	2,209	1,717,034
Apple, Inc.	27,400	3,097,570
Applied Materials, Inc.	10,900	328,635
Arista Networks, Inc. (a)	13,287	1,130,458
Arris International PLC (a)	18,100	512,773
Brocade Communications Systems, Inc.	6,600	60,918
Cavium, Inc. (a)	24,870	1,447,434
Cisco Systems, Inc.	33,700	1,068,964
Cognizant Technology Solutions Corp., Class A (a)	3,200	152,672
CommScope Holding Co., Inc. (a)	7,370	221,911
CPI Card Group, Inc.	41,741	252,116
Cypress Semiconductor Corp.	23,967	291,439

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
eBay, Inc. (a)	15,600	$513,240
Electronics for Imaging, Inc. (a)	20,844	1,019,688
Euronet Worldwide, Inc. (a)	3,735	305,635
F5 Networks, Inc. (a)	5,319	662,960
Facebook, Inc., Class A (a)	8,500	1,090,295
Fidelity National Information Services, Inc.	5,400	415,962
Finisar Corp. (a)	2,600	77,480
Fitbit, Inc., Class A (a)	14,400	213,696
Fortinet, Inc. (a)	34,500	1,274,085
Hewlett Packard Enterprise Co.	46,800	1,064,700
Integrated Device Technology, Inc. (a)	16,200	374,220
KLA-Tencor Corp.	10,400	724,984
Lam Research Corp.	56,262	5,328,574
Lattice Semiconductor Corp. (a)	125,775	816,280
LifeLock, Inc. (a)	66,218	1,120,409
Maxim Integrated Products, Inc.	44,664	1,783,433
Microsemi Corp. (a)	22,201	931,998
Nuance Communications, Inc. (a)	61,053	885,268
ON Semiconductor Corp. (a)	95,300	1,174,096
Oracle Corp.	16,300	640,264
Palo Alto Networks, Inc. (a)	5,700	908,181
Priceline Group, Inc. (The) (a)	400	588,596
Qorvo, Inc. (a)	49,791	2,775,350
QUALCOMM, Inc.	6,000	411,000
Salesforce.com, Inc. (a)	7,605	542,465
Skyworks Solutions, Inc.	24,180	1,841,065
Splunk, Inc. (a)	4,100	240,588
Synaptics, Inc. (a)	29,692	1,739,357
Synopsys, Inc. (a)	39,082	2,319,517
Tableau Software, Inc., Class A (a)	3,930	217,211
Teradyne, Inc.	104,664	2,258,649
Tivo Corp. (a)	66,600	1,297,368
Travelport Worldwide Ltd.	56,716	852,441
Visa, Inc., Class A	20,500	1,695,350
Western Digital Corp.	19,700	1,151,859
Total		51,523,426
Total Common Stocks (Cost: $52,239,909)		$60,338,221
Total Investments
(Cost: $52,239,909) (b)		$60,338,221(c	)
Other Assets & Liabilities, Net		(162,551)
Net Assets		$60,175,670

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $52,240,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$8,953,000
Unrealized Depreciation	(855,000)
Net Unrealized Appreciation	$8,098,000

(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
China	237,507	—	—	237,507
France	—	226,872	—	226,872
Israel	2,935,891	—	—	2,935,891
Japan	—	260,807	—	260,807
Netherlands	911,969	—	—	911,969
Singapore	4,241,749	—	—	4,241,749
United States	51,523,426	—	—	51,523,426
Total Common Stocks	59,850,542	487,679	—	60,338,221
Total Investments	59,850,542	487,679	—	60,338,221

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – U.S. Equities Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%
CONSUMER DISCRETIONARY 12.7%
Auto Components 3.3%
Cooper Tire & Rubber Co.	83,815	$3,186,646
Cooper-Standard Holding, Inc. (a)	39,800	3,932,240
Dana, Inc.	348,555	5,433,972
Dorman Products, Inc. (a)	46,846	2,993,459
Drew Industries, Inc.	82,825	8,118,507
Gentex Corp.	116,928	2,053,256
Motorcar Parts of America, Inc. (a)	61,700	1,775,726
Superior Industries International, Inc.	128,900	3,758,724
Tenneco, Inc. (a)	47,800	2,785,306
Total		34,037,836
Distributors 0.2%
Pool Corp.	21,658	2,047,114
Diversified Consumer Services 0.6%
Capella Education Co.	65,155	3,781,596
Nord Anglia Education, Inc. (a)	69,500	1,513,710
ServiceMaster Global Holdings, Inc. (a)	42,755	1,439,989
Total		6,735,295
Hotels, Restaurants & Leisure 2.7%
Bloomin’ Brands, Inc.	82,300	1,418,852
Bob Evans Farms, Inc.	36,850	1,411,355
Cheesecake Factory, Inc. (The)	38,200	1,912,292
Choice Hotels International, Inc.	24,835	1,119,562
Denny’s Corp. (a)	232,120	2,481,363
Fiesta Restaurant Group, Inc. (a)	55,274	1,326,576
Isle of Capri Casinos, Inc. (a)	198,700	4,427,036
Papa John’s International, Inc.	49,265	3,884,545
Ruth’s Hospitality Group, Inc.	237,400	3,352,088
Texas Roadhouse, Inc.	64,087	2,501,316
Vail Resorts, Inc.	18,316	2,873,414
Zoe’s Kitchen, Inc. (a)	71,831	1,593,930
Total		28,302,329
Household Durables 0.9%
Cavco Industries, Inc. (a)	32,691	3,238,044
D.R. Horton, Inc.	64,000	1,932,800
GoPro, Inc., Class A (a)	51,000	850,680
Helen of Troy Ltd. (a)	5,320	458,424
iRobot Corp. (a)	46,658	2,052,019
La-Z-Boy, Inc.	36,300	891,528
Total		9,423,495
Internet & Direct Marketing Retail 0.1%
PetMed Express, Inc.	31,050	629,694

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Leisure Products 0.2%
Brunswick Corp.	50,092	$2,443,488
Media 1.1%
AMC Entertainment Holdings, Inc., Class A	70,000	2,176,300
Gannett Co., Inc.	361,100	4,203,204
New York Times Co. (The), Class A	298,700	3,569,465
Nexstar Broadcasting Group, Inc., Class A	21,685	1,251,441
Total		11,200,410
Multiline Retail 0.4%
Big Lots, Inc.	93,500	4,464,625
Specialty Retail 2.6%
Abercrombie & Fitch Co., Class A	207,700	3,300,353
American Eagle Outfitters, Inc.	141,700	2,530,762
Cato Corp. (The), Class A	122,590	4,031,985
Children’s Place, Inc. (The)	77,650	6,201,905
Express, Inc. (a)	71,000	837,090
Five Below, Inc. (a)	47,202	1,901,769
Francesca’s Holdings Corp. (a)	186,800	2,882,324
Monro Muffler Brake, Inc.	29,513	1,805,310
Pier 1 Imports, Inc.	823,700	3,492,488
Total		26,983,986
Textiles, Apparel & Luxury Goods 0.6%
Deckers Outdoor Corp. (a)	16,500	982,575
Movado Group, Inc.	176,800	3,797,664
Skechers U.S.A., Inc., Class A (a)	51,000	1,167,900
Total		5,948,139
TOTAL CONSUMER DISCRETIONARY		132,216,411
CONSUMER STAPLES 2.8%
Food & Staples Retailing 0.6%
Performance Food Group Co. (a)	42,000	1,041,600
SpartanNash Co.	84,900	2,455,308
SUPERVALU, Inc. (a)	639,775	3,192,477
Total		6,689,385
Food Products 1.8%
AdvancePierre Foods Holdings, Inc.	76,000	2,094,560
Cal-Maine Foods, Inc.	90,595	3,491,531
Darling Ingredients, Inc. (a)	128,500	1,736,035
Dean Foods Co.	232,500	3,813,000
Post Holdings, Inc. (a)	23,500	1,813,495

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Sanderson Farms, Inc.	52,515	$5,058,770
TreeHouse Foods, Inc. (a)	12,000	1,046,280
Total		19,053,671
Household Products 0.2%
WD-40 Co.	19,998	2,248,375
Personal Products 0.2%
Usana Health Sciences, Inc. (a)	10,985	1,519,775
TOTAL CONSUMER STAPLES		29,511,206
ENERGY 4.6%
Energy Equipment & Services 1.4%
Archrock, Inc.	177,900	2,326,932
Atwood Oceanics, Inc.	589,200	5,120,148
Core Laboratories NV	18,032	2,025,534
Frank’s International NV	100,579	1,307,527
Patterson-UTI Energy, Inc.	76,000	1,700,120
Weatherford International PLC (a)	325,000	1,826,500
Total		14,306,761
Oil, Gas & Consumable Fuels 3.2%
Aegean Marine Petroleum Network, Inc.	148,000	1,480,000
Carrizo Oil & Gas, Inc. (a)	94,359	3,832,863
Newfield Exploration Co. (a)	40,000	1,738,400
Parsley Energy, Inc., Class A (a)	73,000	2,446,230
PDC Energy, Inc. (a)	125,374	8,407,580
REX American Resources Corp. (a)	55,543	4,707,825
SM Energy Co.	55,000	2,121,900
Western Refining, Inc.	196,800	5,207,328
Whiting Petroleum Corp. (a)	140,000	1,223,600
WPX Energy, Inc. (a)	163,000	2,149,970
Total		33,315,696
TOTAL ENERGY		47,622,457
FINANCIALS 17.9%
Banks 6.8%
Associated Banc-Corp.	125,767	2,463,775
Banc of California, Inc.	230,175	4,018,855
Banco Latinoamericano de Comercio Exterior SA, Class E	129,240	3,641,983
Bank of the Ozarks, Inc.	55,500	2,131,200
Central Pacific Financial Corp.	189,995	4,785,974
Chemical Financial Corp.	24,700	1,090,011

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Customers Bancorp, Inc. (a)	243,310	$6,121,680
East West Bancorp, Inc.	64,000	2,349,440
FCB Financial Holdings, Inc., Class A (a)	11,200	430,416
First BanCorp (a)	205,375	1,067,950
First Busey Corp.	91,700	2,072,420
First NBC Bank Holding Co. (a)	52,975	500,084
First Republic Bank	30,000	2,313,300
Fulton Financial Corp.	165,000	2,395,800
Great Southern Bancorp, Inc.	29,506	1,200,894
Great Western Bancorp, Inc.	1,200	39,984
Hancock Holding Co.	44,500	1,443,135
Hope Bancorp, Inc.	98,476	1,710,528
Huntington Bancshares, Inc.	290,000	2,859,400
Iberiabank Corp.	16,200	1,087,344
International Bancshares Corp.	141,965	4,227,718
Lakeland Financial Corp.	71,171	2,520,877
LegacyTexas Financial Group, Inc.	78,641	2,487,415
MB Financial, Inc.	74,374	2,829,187
Popular, Inc.	29,500	1,127,490
Prosperity Bancshares, Inc.	41,500	2,277,935
Sandy Spring Bancorp, Inc.	55,183	1,687,496
SVB Financial Group (a)	29,790	3,292,987
Trico Bancshares	43,183	1,156,009
Umpqua Holdings Corp.	132,700	1,997,135
Zions Bancorporation	102,500	3,179,550
Total		70,507,972
Capital Markets 2.4%
Arlington Asset Investment Corp., Class A	205,765	3,043,264
Cowen Group, Inc., Class A (a)	198,500	720,555
E*TRADE Financial Corp. (a)	108,000	3,144,960
Janus Capital Group, Inc.	74,000	1,036,740
KCG Holdings, Inc., Class A (a)	280,600	4,357,718
Lazard Ltd., Class A	57,000	2,072,520
MarketAxess Holdings, Inc.	14,874	2,462,986
OM Asset Management PLC	82,111	1,142,164
Piper Jaffray Companies (a)	34,100	1,647,030
SEI Investments Co.	45,181	2,060,705
Virtu Financial, Inc. Class A	217,205	3,251,559
Total		24,940,201
Consumer Finance 0.4%
Nelnet, Inc., Class A	111,565	4,503,879

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 0.5%
Cardtronics PLC, Class A (a)	106,500	$4,749,900
Insurance 2.9%
Allied World Assurance Co. Holdings AG	29,142	1,177,920
American Equity Investment Life Holding Co.	291,775	5,173,171
Amtrust Financial Services, Inc.	91,000	2,441,530
Assured Guaranty Ltd.	103,000	2,858,250
CNO Financial Group, Inc.	85,600	1,307,112
FNF Group	33,000	1,218,030
Heritage Insurance Holdings, Inc.	211,365	3,045,770
Maiden Holdings Ltd.	327,300	4,153,437
MBIA, Inc. (a)	69,000	537,510
National General Holdings Corp.	83,100	1,848,144
Universal Insurance Holdings, Inc.	207,848	5,237,769
Willis Towers Watson PLC	9,000	1,194,930
Total		30,193,573
Mortgage Real Estate Investment Trusts (REITs) 0.8%
CYS Investments, Inc.	516,540	4,504,229
Invesco Mortgage Capital, Inc.	225,000	3,426,750
Redwood Trust, Inc.	55,200	781,632
Total		8,712,611
Thrifts & Mortgage Finance 4.1%
BofI Holding, Inc. (a)	295,510	6,619,424
Essent Group Ltd. (a)	159,200	4,236,312
Flagstar Bancorp, Inc. (a)	258,400	7,170,600
HomeStreet, Inc. (a)	135,350	3,391,871
MGIC Investment Corp. (a)	897,851	7,182,808
Radian Group, Inc.	390,235	5,287,684
Walker & Dunlop, Inc. (a)	147,280	3,720,293
Washington Federal, Inc.	198,860	5,305,585
Total		42,914,577
TOTAL FINANCIALS		186,522,713
HEALTH CARE 14.0%
Biotechnology 4.0%
Agios Pharmaceuticals, Inc. (a)	23,788	1,256,482
Alder Biopharmaceuticals, Inc. (a)	68,470	2,243,762
ARIAD Pharmaceuticals, Inc. (a)	108,810	1,489,609
Arrowhead Pharmaceuticals, Inc. (a)	321,585	2,363,650
bluebird bio, Inc. (a)	21,815	1,478,621
Clovis Oncology, Inc. (a)	45,110	1,626,215
Dynavax Technologies Corp. (a)	110,315	1,157,204

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Exact Sciences Corp. (a)	78,346	$1,454,885
Genomic Health, Inc. (a)	20,395	589,823
Insys Therapeutics, Inc. (a)	140,105	1,651,838
Intercept Pharmaceuticals, Inc. (a)	4,650	765,343
Keryx Biopharmaceuticals, Inc. (a)	437,490	2,323,072
Kite Pharma, Inc. (a)	26,395	1,474,425
Ligand Pharmaceuticals, Inc. (a)	44,959	4,588,515
Ophthotech Corp. (a)	10,075	464,760
Puma Biotechnology, Inc. (a)	35,495	2,379,940
Repligen Corp. (a)	78,640	2,374,142
Sage Therapeutics, Inc. (a)	25,885	1,192,004
Seattle Genetics, Inc. (a)	24,966	1,348,414
Spark Therapeutics, Inc. (a)	41,365	2,484,382
TESARO, Inc. (a)	28,060	2,812,734
Ultragenyx Pharmaceutical, Inc. (a)	53,123	3,768,546
Total		41,288,366
Health Care Equipment & Supplies 3.8%
ABIOMED, Inc. (a)	11,335	1,457,454
Analogic Corp.	50,810	4,501,766
Endologix, Inc. (a)	157,437	2,015,194
Globus Medical, Inc., Class A (a)	162,000	3,656,340
Halyard Health, Inc. (a)	124,000	4,297,840
LeMaitre Vascular, Inc.	88,825	1,762,288
Masimo Corp. (a)	53,800	3,200,562
Merit Medical Systems, Inc. (a)	96,965	2,355,280
Natus Medical, Inc. (a)	37,000	1,453,730
OraSure Technologies, Inc. (a)	281,200	2,241,164
Orthofix International NV (a)	94,265	4,031,714
Teleflex, Inc.	14,200	2,386,310
West Pharmaceutical Services, Inc.	35,252	2,626,274
Wright Medical Group NV (a)	75,000	1,839,750
Zeltiq Aesthetics, Inc. (a)	57,886	2,270,289
Total		40,095,955
Health Care Providers & Services 3.0%
AMN Healthcare Services, Inc. (a)	67,355	2,146,604
Amsurg Corp. (a)	23,000	1,542,150
Chemed Corp.	21,100	2,976,577
HealthSouth Corp.	73,925	2,999,137
Kindred Healthcare, Inc.	53,200	543,704
Magellan Health, Inc. (a)	62,230	3,343,618
Mednax, Inc. (a)	45,412	3,008,545
Molina Healthcare, Inc. (a)	81,229	4,737,275
Owens & Minor, Inc.	4,950	171,914
Team Health Holdings, Inc. (a)	48,613	1,582,839

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Triple-S Management Corp., Class B (a)	165,290	$3,624,810
VCA, Inc. (a)	67,490	4,722,950
Total		31,400,123
Health Care Technology 0.2%
Medidata Solutions, Inc. (a)	35,326	1,969,778
Life Sciences Tools & Services 1.7%
Bio-Techne Corp.	25,859	2,831,561
Cambrex Corp. (a)	26,767	1,190,061
INC Research Holdings, Inc. Class A (a)	100,580	4,483,856
Patheon NV (a)	48,000	1,422,240
Pra Health Sciences, Inc. (a)	88,950	5,026,564
VWR Corp. (a)	101,010	2,864,644
Total		17,818,926
Pharmaceuticals 1.3%
Aerie Pharmaceuticals, Inc. (a)	105,560	3,983,834
Akorn, Inc. (a)	45,317	1,235,341
Catalent, Inc. (a)	53,500	1,382,440
Impax Laboratories, Inc. (a)	152,500	3,614,250
Supernus Pharmaceuticals, Inc. (a)	141,835	3,507,580
Total		13,723,445
TOTAL HEALTH CARE		146,296,593
INDUSTRIALS 14.4%
Aerospace & Defense 1.0%
Astronics Corp. (a)	39,975	1,800,874
B/E Aerospace, Inc.	22,000	1,136,520
Curtiss-Wright Corp.	25,700	2,341,527
HEICO Corp., Class A	39,080	2,364,731
Taser International, Inc. (a)	81,060	2,319,126
Total		9,962,778
Air Freight & Logistics 0.1%
XPO Logistics, Inc. (a)	32,000	1,173,440
Airlines 0.7%
Alaska Air Group, Inc.	21,600	1,422,576
Hawaiian Holdings, Inc. (a)	112,150	5,450,490
Total		6,873,066
Building Products 1.7%
Apogee Enterprises, Inc.	28,500	1,273,665
Continental Building Product (a)	189,240	3,972,147

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products (continued)
Gibraltar Industries, Inc. (a)	118,500	$4,402,275
NCI Building Systems, Inc. (a)	235,300	3,433,027
Universal Forest Products, Inc.	49,320	4,857,527
Total		17,938,641
Commercial Services & Supplies 2.5%
ABM Industries, Inc.	66,000	2,620,200
Brady Corp., Class A	125,300	4,336,633
Copart, Inc. (a)	36,019	1,929,178
Deluxe Corp.	41,000	2,739,620
Healthcare Services Group, Inc.	61,443	2,431,914
Knoll, Inc.	139,455	3,186,547
Quad/Graphics, Inc.	175,385	4,686,287
Unifirst Corp.	29,448	3,883,013
Total		25,813,392
Construction & Engineering 1.1%
Comfort Systems U.S.A., Inc.	8,900	260,859
EMCOR Group, Inc.	85,445	5,094,231
Granite Construction, Inc.	46,153	2,295,650
Jacobs Engineering Group, Inc. (a)	33,000	1,706,760
MasTec, Inc. (a)	83,900	2,495,186
Total		11,852,686
Electrical Equipment 0.5%
EnerSys	77,515	5,363,263
Machinery 3.6%
Barnes Group, Inc.	57,500	2,331,625
Briggs & Stratton Corp.	45,000	839,250
Energy Recovery, Inc. (a)	287,800	4,599,044
ESCO Technologies, Inc.	56,954	2,643,805
Global Brass & Copper Holdings, Inc.	122,200	3,530,358
Greenbrier Companies, Inc. (The)	135,600	4,786,680
Middleby Corp. (The) (a)	14,992	1,853,311
Mueller Industries, Inc.	63,000	2,042,460
Nordson Corp.	21,712	2,163,167
Oshkosh Corp.	88,657	4,964,792
Toro Co. (The)	71,648	3,355,992
Wabash National Corp. (a)	322,730	4,595,675
Total		37,706,159
Professional Services 1.6%
Huron Consulting Group, Inc. (a)	68,200	4,075,632
ICF International, Inc. (a)	71,003	3,146,853
Insperity, Inc.	20,200	1,467,328
Navigant Consulting, Inc. (a)	74,570	1,507,805
RPX Corp. (a)	373,765	3,995,548

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services (continued)
Wageworks, Inc. (a)	38,865	$2,367,267
Total		16,560,433
Road & Rail 0.4%
ArcBest Corp.	120,180	2,285,824
Swift Transportation Co. (a)	85,000	1,824,950
Total		4,110,774
Trading Companies & Distributors 1.2%
Applied Industrial Technologies, Inc.	95,085	4,444,273
Beacon Roofing Supply, Inc. (a)	51,000	2,145,570
MRC Global, Inc. (a)	205,400	3,374,722
Neff Corp. Class A (a)	132,846	1,262,037
Watsco, Inc.	13,245	1,866,220
Total		13,092,822
TOTAL INDUSTRIALS		150,447,454
INFORMATION TECHNOLOGY 16.1%
Communications Equipment 0.9%
Finisar Corp. (a)	68,000	2,026,400
NETGEAR, Inc. (a)	90,050	5,447,125
Oclaro, Inc. (a)	197,000	1,684,350
Total		9,157,875
Electronic Equipment, Instruments & Components 2.6%
Benchmark Electronics, Inc. (a)	201,500	5,027,425
Fabrinet (a)	46,500	2,073,435
Fitbit, Inc., Class A (a)	64,000	949,760
Insight Enterprises, Inc. (a)	79,275	2,580,401
IPG Photonics Corp. (a)	15,331	1,262,508
Methode Electronics, Inc.	46,400	1,622,608
MTS Systems Corp.	36,150	1,663,984
Sanmina Corp. (a)	176,865	5,035,347
SYNNEX Corp.	51,025	5,822,463
Tech Data Corp. (a)	7,350	622,618
TTM Technologies, Inc. (a)	103,100	1,180,495
Total		27,841,044
Internet Software & Services 3.0%
CoStar Group, Inc. (a)	15,154	3,281,296
EarthLink Holdings Corp.	671,150	4,161,130
j2 Global, Inc.	109,132	7,269,282
LogMeIn, Inc.	35,915	3,246,357
Mimecast Ltd. (a)	104,024	1,989,979
NIC, Inc.	91,150	2,142,025
Q2 Holdings, Inc. (a)	118,464	3,395,178
RetailMeNot, Inc. (a)	397,591	3,932,175

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
SPS Commerce, Inc. (a)	27,594	$2,025,676
Total		31,443,098
IT Services 2.9%
Booz Allen Hamilton Holdings Corp.	70,000	2,212,700
Convergys Corp.	72,400	2,202,408
CoreLogic, Inc. (a)	50,557	1,982,846
CSG Systems International, Inc.	85,050	3,515,116
EVERTEC, Inc.	243,105	4,079,302
ExlService Holdings, Inc. (a)	54,678	2,725,151
MAXIMUS, Inc.	40,010	2,262,966
NeuStar, Inc., Class A (a)	178,035	4,733,951
Sykes Enterprises, Inc. (a)	104,500	2,939,585
Syntel, Inc. (a)	28,550	1,196,530
WNS Holdings Ltd., ADR (a)	76,935	2,304,203
Total		30,154,758
Semiconductors & Semiconductor Equipment 3.6%
Amkor Technology, Inc. (a)	539,170	5,240,732
Cirrus Logic, Inc. (a)	35,500	1,886,825
Cypress Semiconductor Corp.	165,000	2,006,400
Diodes, Inc. (a)	60,925	1,300,140
Entegris, Inc. (a)	274,300	4,778,306
Integrated Device Technology, Inc. (a)	103,000	2,379,300
Kulicke & Soffa Industries, Inc. (a)	164,500	2,126,985
Marvell Technology Group Ltd.	135,000	1,791,450
Monolithic Power Systems, Inc.	37,325	3,004,662
ON Semiconductor Corp. (a)	177,000	2,180,640
Qorvo, Inc. (a)	37,000	2,062,380
Silicon Laboratories, Inc. (a)	22,150	1,302,420
Synaptics, Inc. (a)	88,985	5,212,741
Xcerra Corp. (a)	352,411	2,135,611
Total		37,408,592
Software 3.0%
ANSYS, Inc. (a)	32,442	3,004,453
Apptio, Inc., Class A (a)	50,380	1,093,246
Aspen Technology, Inc. (a)	133,005	6,223,304
Ebix, Inc.	13,500	767,475
Guidewire Software, Inc. (a)	44,839	2,689,443
Manhattan Associates, Inc. (a)	27,151	1,564,441
Mentor Graphics Corp.	204,775	5,414,251
MicroStrategy, Inc., Class A (a)	8,700	1,456,728
Qualys, Inc. (a)	88,251	3,370,306
Take-Two Interactive Software, Inc. (a)	37,000	1,667,960
Tyler Technologies, Inc. (a)	13,260	2,270,510

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
VASCO Data Security International, Inc. (a)	86,000	$1,514,460
Total		31,036,577
Technology Hardware, Storage & Peripherals 0.1%
Super Micro Computer, Inc. (a)	63,400	1,481,658
TOTAL INFORMATION TECHNOLOGY		168,523,602
MATERIALS 3.9%
Chemicals 2.7%
Albemarle Corp.	26,000	2,222,740
Cabot Corp.	41,500	2,175,015
Chemtura Corp. (a)	54,045	1,773,217
Ferro Corp. (a)	217,200	2,999,532
Huntsman Corp.	113,000	1,838,510
Innophos Holdings, Inc.	15,700	612,771
Innospec, Inc.	82,625	5,024,426
Olin Corp.	50,500	1,036,260
Orion Engineered Carbons SA	59,200	1,109,408
Rayonier Advanced Materials, Inc.	337,100	4,507,027
Trinseo SA	88,700	5,016,872
Total		28,315,778
Metals & Mining 1.1%
Carpenter Technology Corp.	48,600	2,005,236
Commercial Metals Co.	37,231	602,770
Materion Corp.	36,255	1,113,391
Schnitzer Steel Industries, Inc., Class A	191,500	4,002,350
Steel Dynamics, Inc.	80,800	2,019,192
United States Steel Corp.	76,600	1,444,676
Total		11,187,615
Paper & Forest Products 0.1%
KapStone Paper and Packaging Corp.	58,500	1,106,820
TOTAL MATERIALS		40,610,213
REAL ESTATE 7.6%
Equity Real Estate Investment Trusts (REITs) 7.1%
Alexandria Real Estate Equities, Inc.	26,000	2,828,020
American Assets Trust, Inc.	61,000	2,646,180
Armada Hoffler Properties, Inc.	77,400	1,037,160
Ashford Hospitality Prime, Inc.	66,400	936,240
CBL & Associates Properties, Inc.	366,100	4,444,454
Chesapeake Lodging Trust	123,600	2,830,440

Issuer	Shares	Value

Common Stocks (continued)
REAL ESTATE (CONTINUED)
Equity Real Estate Investment Trusts (REITs) (continued)
Coresite Realty Corp.	62,280	$4,611,211
DuPont Fabros Technology, Inc.	114,000	4,702,500
First Industrial Realty Trust, Inc.	82,500	2,328,150
Highwoods Properties, Inc.	52,000	2,710,240
Hospitality Properties Trust	58,000	1,723,760
Hudson Pacific Properties, Inc.	53,500	1,758,545
Lexington Realty Trust	286,200	2,947,860
Mack-Cali Realty Corp.	151,500	4,123,830
Mid-America Apartment Communities, Inc.	18,400	1,729,416
National Storage Affiliates Trust	59,800	1,252,212
PS Business Parks, Inc.	61,325	6,964,680
QTS Realty Trust Inc., Class A	40,000	2,114,000
RLJ Lodging Trust	118,400	2,489,952
Ryman Hospitality Properties, Inc.	50,565	2,435,211
Select Income REIT	92,700	2,493,630
Summit Hotel Properties, Inc.	345,205	4,542,898
Sun Communities, Inc.	22,700	1,781,496
Sunstone Hotel Investors, Inc.	127,658	1,632,746
Tanger Factory Outlet Centers, Inc.	57,000	2,220,720
UMH Properties, Inc.	4,724	56,310
Washington Prime Group, Inc.	400,400	4,956,952
Total		74,298,813
Real Estate Management & Development 0.5%
Colliers International Group, Inc.	45,519	1,914,984
FirstService Corp.	58,172	2,715,469
Total		4,630,453
TOTAL REAL ESTATE		78,929,266
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.5%
General Communication, Inc., Class A (a)	213,045	2,929,369
Windstream Holdings, Inc.	179,800	1,806,990
Total		4,736,359
Wireless Telecommunication Services 0.1%
Shenandoah Telecommunications Co.	55,380	1,506,890
TOTAL TELECOMMUNICATION SERVICES		6,243,249
UTILITIES 3.1%
Electric Utilities 0.8%
IDACORP, Inc.	59,675	4,671,359
Pinnacle West Capital Corp.	34,500	2,621,655

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
Portland General Electric Co.	38,100	$1,622,679
Total		8,915,693
Gas Utilities 1.6%
Chesapeake Utilities Corp.	60,230	3,677,644
New Jersey Resources Corp.	49,500	1,626,570
Northwest Natural Gas Co.	26,600	1,598,926
South Jersey Industries, Inc.	77,500	2,290,125
Southwest Gas Corp.	107,195	7,488,643
Total		16,681,908
Independent Power and Renewable Electricity Producers 0.1%
Ormat Technologies, Inc.	14,700	711,627
Multi-Utilities 0.2%
CMS Energy Corp.	50,500	2,121,505

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Water Utilities 0.4%
SJW Corp.	101,275	$4,423,692
TOTAL UTILITIES		32,854,425
Total Common Stocks (Cost: $944,226,053)		$1,019,777,589

	Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.382% (b)(c)	23,785,134	$23,785,134
Total Money Market Funds (Cost: $23,785,134)		$23,785,134
Total Investments
(Cost: $968,011,187)		$1,043,562,723(d	)
Other Assets & Liabilities, Net		(95,472)
Net Assets		$1,043,467,251

At September 30, 2016, cash totaling $401,200 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Russell 2000 Mini	66	USD	8,238,780	12/2016	—	(28,091)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	45,427,393	577,528,851	(599,171,110)	23,785,134	93,444	23,785,134

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	132,216,411	—	—	132,216,411
Consumer Staples	29,511,206	—	—	29,511,206
Energy	47,622,457	—	—	47,622,457
Financials	186,522,713	—	—	186,522,713
Health Care	146,296,593	—	—	146,296,593
Industrials	150,447,454	—	—	150,447,454
Information Technology	168,523,602	—	—	168,523,602
Materials	40,610,213	—	—	40,610,213
Real Estate	78,929,266	—	—	78,929,266
Telecommunication Services	6,243,249	—	—	6,243,249
Utilities	32,854,425	—	—	32,854,425
Total Common Stocks	1,019,777,589	—	—	1,019,777,589
Investments measured at net asset value
Money Market Funds	—	—	—	23,785,134
Total Investments	1,019,777,589	—	—	1,043,562,723
Derivatives
Liabilities
Futures Contracts	(28,091)	—	—	(28,091)
Total	1,019,749,498	—	—	1,043,534,632

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – U.S. Government Mortgage Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 103.5%

Federal Home Loan Mortgage Corp.
04/01/17	6.500%	$9,494	$9,558
08/01/17- 09/01/19	5.500%	84,195	86,954
03/01/18- 09/01/37	6.000%	93,795	102,719
06/01/21- 03/01/46	3.500%	142,747,203	152,407,461
10/01/23- 10/01/40	5.000%	16,661,597	18,328,760
07/01/39- 08/01/41	4.500%	12,812,503	14,221,627
03/01/42- 03/01/46	4.000%	67,953,040	73,291,308
11/01/42	3.000%	18,335,214	19,264,752
Federal Home Loan Mortgage Corp. (a)
01/01/37	2.490%	205,112	216,158
09/01/37	3.114%	278,065	293,220
CMO Series 4119 Class SP
10/15/42	2.272%	1,859,249	1,955,878
Federal Home Loan Mortgage Corp. (a)(b)
CMO IO STRIPS Series 309 Class S4
08/15/43	5.446%	8,114,297	1,884,182
CMO IO STRIPS Series 326 Class S1
03/15/44	5.476%	3,979,799	888,319
CMO IO STRIPS Series 337 Class S1
09/15/44	5.526%	15,115,096	3,455,174
CMO IO Series 264 Class S1
07/15/42	5.426%	17,387,675	3,742,319
CMO IO Series 272 Class S1
08/15/42	5.476%	14,962,025	3,167,177
CMO IO Series 318 Class S1
11/15/43	5.426%	22,071,177	4,843,581
CMO IO Series 336 Class 30
08/15/44	5.526%	12,159,762	2,937,228
CMO IO Series 342 Class S7
02/15/45	5.586%	8,538,238	2,044,654
CMO IO Series 3453 Class W
12/15/32	6.892%	784,538	146,953
CMO IO Series 3630 Class AI
03/15/17	1.931%	594,307	3,561
CMO IO Series 4068 Class GI
09/15/36	1.977%	10,782,534	754,066
CMO IO Series 4083 Class CS
12/15/38	6.126%	8,480,894	982,743
CMO IO Series 4094 Class SY
08/15/42	5.556%	10,799,422	2,463,778
CMO IO Series 4174 Class SB
05/15/39	5.676%	16,350,204	2,148,927
CMO IO Series 4183 Class AS
04/15/39	5.626%	7,916,972	1,059,062
CMO IO Series 4223 Class DS
12/15/38	5.576%	5,355,205	704,554
CMO IO Series 4286 Class NS
12/15/43	5.376%	7,433,737	1,746,730
CMO IO Series 4594 Class SA
06/15/46	5.426%	19,509,848	4,266,455
Federal Home Loan Mortgage Corp. (b)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 266 Class IO
07/15/42	4.000%	$10,054,652	$2,023,110
CMO IO Series 267 Class IO
08/15/42	4.000%	8,438,294	1,720,405
CMO IO Series 329 Class C5
06/15/43	3.500%	9,875,888	1,484,797
CMO IO Series 4120 Class AI
11/15/39	3.500%	6,231,215	630,691
CMO IO Series 4121 Class IA
01/15/41	3.500%	6,138,595	731,896
CMO IO Series 4122 Class JI
12/15/40	4.000%	9,234,679	885,756
CMO IO Series 4139 Class CI
05/15/42	3.500%	3,915,389	532,497
CMO IO Series 4147 Class CI
01/15/41	3.500%	13,864,357	1,604,270
CMO IO Series 4148 Class BI
02/15/41	4.000%	4,881,668	483,383
CMO IO Series 4177 Class IY
03/15/43	4.000%	17,073,109	3,134,916
CMO IO Series 4182 Class DI
05/15/39	3.500%	21,332,590	2,022,814
CMO IO Series 4213 Class DI
06/15/38	3.500%	16,686,077	1,454,757
Federal Home Loan Mortgage Corp. (c)
10/13/46	3.500%	18,000,000	18,989,649
10/13/46	4.500%	25,000,000	27,372,557
Federal National Mortgage Association
11/01/16- 11/01/23	5.500%	3,861,955	4,188,652
06/01/17	7.000%	4,493	4,540
02/01/22- 12/01/37	5.000%	23,575,523	26,395,712
08/01/22	6.000%	2,456	2,811
03/01/27- 03/01/28	2.500%	31,934,844	33,134,805
03/01/27- 06/01/46	3.500%	156,139,701	166,353,398
05/01/27- 05/01/43	3.000%	80,641,069	84,431,136
07/01/39- 11/01/41	4.500%	66,208,146	73,287,619
11/01/42- 08/01/45	4.000%	115,372,917	125,687,259
CMO Series 1988-4 Class Z
03/25/18	9.250%	1,150	1,178
Federal National Mortgage Association (a)
02/01/33	2.330%	61,100	63,582
07/01/33	2.288%	3,683	3,717
12/01/33	2.605%	4,974	5,223
06/01/34	2.911%	204,919	215,116
07/01/36	3.157%	60,780	63,504
CMO Series 2003-W11 Class A1
06/25/33	3.959%	2,548	2,665
Federal National Mortgage Association (a)(b)
CMO IO Series 2003-117 Class KS
08/25/33	6.575%	1,063,137	43,932
CMO IO Series 2006-5 Class N1

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/25/34	2.006%	$8,497,299	$493
CMO IO Series 2006-5 Class N2
02/25/35	1.933%	9,856,527	305,630
CMO IO Series 2011-94 Class GS
10/25/41	5.975%	11,845,024	2,064,989
CMO IO Series 2012-80 Class DS
06/25/39	6.125%	4,372,317	530,373
CMO IO Series 2012-99 Class SL
09/25/42	6.095%	15,624,598	2,491,486
CMO IO Series 2013-107 Class SB
02/25/43	5.425%	14,479,466	3,215,236
CMO IO Series 2013-124 Class SB
12/25/43	5.425%	10,838,534	2,433,144
CMO IO Series 2013-13 Class SA
03/25/43	5.625%	12,915,127	3,050,034
CMO IO Series 2013-54 Class BS
06/25/43	5.625%	18,574,221	4,911,355
CMO IO Series 2014-93 Class ES
01/25/45	5.625%	7,888,462	1,693,986
CMO IO Series 2016-25 Class SL
05/25/46	5.475%	18,919,912	4,703,377
CMO IO Series 2016-39 Class LS
07/25/46	5.475%	29,107,344	7,468,680
CMO IO Series 2016-4 Class BS
02/25/46	5.575%	4,729,308	1,150,492
CMO IO Series 2016-42 Class SB
07/25/46	5.475%	24,351,544	6,167,080
CMO IO Series 2016-45 Class AS
07/25/46	5.475%	9,821,121	2,489,577
CMO IO Series 2016-49 Class LS
08/25/46	5.425%	15,825,892	3,855,137
CMO IO Series 2016-50 Class GS
08/25/46	5.425%	9,775,686	2,209,773
CMO IO Series 2016-53 Class KS
08/25/46	5.475%	9,862,374	2,239,456
CMO IO Series 416 Class S1
11/25/42	5.575%	7,048,882	1,537,997
Federal National Mortgage Association (b)
CMO IO STRIPS Series 413 Class C39
04/25/41	4.500%	5,722,014	974,575
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	8,977,683	1,347,705
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	19,610,059	2,087,832
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	12,218,839	1,140,647
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	9,824,406	1,250,292
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	3,914,995	380,628
CMO IO Series 2012-134 Class AI
07/25/40	3.500%	16,226,002	1,882,935
CMO IO Series 2012-144 Class HI
07/25/42	3.500%	3,522,343	453,229
CMO IO Series 2012-40 Class IP
09/25/40	4.000%	17,115,611	1,852,452
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	7,693,591	520,706

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO IO Series 2013-1 Class AI
02/25/43	3.500%	$3,885,802	$688,476
CMO IO Series 2013-1 Class BI
02/25/40	3.500%	11,830,581	1,052,661
CMO IO Series 2013-10 Class AI
11/25/41	3.500%	15,499,087	1,814,184
CMO IO Series 2013-16 Class IO
01/25/40	3.500%	9,755,673	1,170,907
CMO IO Series 2013-41 Class IY
05/25/40	3.500%	21,979,140	2,005,245
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	10,707,265	1,215,218
Federal National Mortgage Association (c)
10/18/31	2.500%	65,000,000	67,324,042
10/13/46	3.000%	96,000,000	99,776,246
10/13/46	3.500%	36,000,000	37,985,623
10/13/46	4.000%	59,000,000	63,365,080
Federal National Mortgage Association (d)
05/01/39	4.500%	6,496,013	7,250,918
Government National Mortgage Association
03/15/18	7.000%	49,367	50,474
03/15/29- 03/15/33	6.000%	166,306	190,523
08/20/40	5.000%	8,387,902	9,313,928
07/20/41	4.500%	11,549,797	12,652,211
Government National Mortgage Association (a)(b)
CMO IO Series 2014-131 Class BS
09/16/44	5.670%	4,053,015	1,109,392
CMO IO Series 2015-144 Class SA
10/20/45	5.668%	9,503,189	2,471,766
Government National Mortgage Association (b)
CMO IO Series 2012-121 Class PI
09/16/42	4.500%	5,869,509	1,103,202
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	8,065,876	700,839
CMO IO Series 2014-131 Class EI
09/16/39	4.000%	7,622,853	1,090,615
Government National Mortgage Association (c)
10/20/46	3.000%	30,000,000	31,427,343
10/20/46	3.500%	40,000,000	42,484,376

Total Residential Mortgage-Backed Securities - Agency (Cost: $1,342,204,017)			$1,345,026,770

Residential Mortgage-Backed Securities - Non-Agency 11.2%
ASG Resecuritization Trust (a)(e)
CMO Series 2013-2 Class 1A60
12/28/35	2.664%	1,090,286	1,078,152
CMO Series 2013-2 Class 2A70
11/28/35	2.872%	1,715,108	1,674,976
American Mortgage Trust Series 2093-3 Class 3A (a)(f)
07/27/23	8.188%	734	445
BCAP LLC Trust (a)(e)
07/26/36	3.080%	1,757,929	1,739,383

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

CMO Series 2010-RR13 Class 1A1
06/27/37	5.559%	$7,096,025	$6,964,578
CMO Series 2013-RR3 Class 6A5
03/26/36	2.817%	3,400,941	3,318,587
CMO Series 2013-RR5 Class 4A1
09/26/36	3.000%	2,010,626	1,975,666
CMO Series 2014-RR3 Class 3A1
07/26/36	0.648%	1,372,409	1,320,429
Series 2012-RR10 Class 2A1
09/26/36	3.022%	2,512,330	2,518,006
BCAP LLC Trust (e)
CMO Series 2010-RR12 Class 3A7
08/26/37	5.000%	579,157	579,850
CMO Series 2012-RR11 Class 3A2
04/26/36	4.000%	4,937,672	4,969,083
CMO Series 2012-RR11 Class 4A2
03/26/37	4.000%	2,245,883	2,249,567
CMO Series 2012-RR11 Class 9A2
07/26/37	4.000%	3,897,657	3,903,869
CMO Series 2012-RR12 Class 3A2
06/26/37	4.000%	5,693,583	5,629,769
Series 2013-RR1 Class 10A1
10/26/36	3.000%	1,950,350	1,957,142
Bayview Opportunity Master Fund IIIa Trust CMO Series 2016-RN3 Class A1 (e)(f)
09/28/31	3.598%	4,000,000	4,000,000
CIM Trust CMO Series 2015-3AG Class A2 (a)(e)
10/25/57	4.027%	5,000,000	4,951,397
COLT Mortgage Loan Trust (a)(e)
CMO Series 2016-2 Class A2
09/25/46	3.250%	4,000,000	4,021,933
COLT Mortgage Loan Trust (e)
CMO Series 2016-1 Class A2
05/25/46	3.500%	1,868,616	1,884,499
CSMC Trust CMO Series 2015-RPL1 Class A2 (a)(e)
02/25/57	4.668%	7,000,000	6,770,357
Citigroup Mortgage Loan Trust, Inc. (a)(e)
CMO Series 2010-7 Class 3A4
12/25/35	5.571%	300,000	304,506
CMO Series 2012-7 Class 12A1
03/25/36	2.894%	1,899,103	1,885,245
CMO Series 2013-2 Class 1A1
11/25/37	3.019%	2,213,480	2,210,508
CMO Series 2014-A Class B2
01/25/35	5.453%	2,781,081	2,847,605
CMO Series 2014-C Class A
02/25/54	3.250%	1,143,633	1,096,609
CMO Series 2015-A Class B3
06/25/58	4.500%	2,905,675	2,837,729
Citigroup Mortgage Loan Trust, Inc. (e)
CMO Series 2015-RP2 Class B2
01/25/53	4.250%	3,833,326	3,859,502

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

Comfed Savings Bank CMO Series 1987-1 Class A (a)
01/25/18	4.138%	$608	$556
Credit Suisse Mortgage Capital Certificates (a)(e)
04/27/37	5.891%	2,645,296	2,648,497
CMO Series 2012-6R Class 1A1
11/26/37	3.019%	1,526,943	1,501,122
CMO Series 2013-7R Class 3A1
02/26/35	3.064%	5,117,713	4,976,090
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	842,176	850,481
CMO Series 2014-RPL4 Class A2
08/25/62	4.774%	4,000,000	3,840,635
Credit Suisse Mortgage Capital Certificates (e)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	5,221,437	5,193,823
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	3,461,632	3,450,305
Series 2014-2R Class 17A1
04/27/37	2.500%	956,564	951,818
Credit Suisse Securities (USA) LLC (a)(e)
CMO Series 2014-RPL1 Class A1
02/25/54	3.250%	10,238,770	10,155,520
Credit Suisse Securities (USA) LLC (e)
CMO Series 2014-RPL1 Class A3
02/25/54	4.154%	5,650,000	5,587,777
Jefferies Resecuritization Trust CMO Series 2014-R1 Class 1A1 (e)
12/27/37	4.000%	1,062,589	1,062,405
Mill City Mortgage Trust (a)(e)
CMO Series 2015-1 Class M3
06/25/56	3.201%	5,000,000	4,879,212
Series 2015-1 Class M1
06/25/56	3.201%	3,000,000	3,052,360
NRPL Trust (a)(e)
Series 2014-1A Class A1
04/25/54	3.250%	4,021,482	4,051,889
NRPL Trust (e)
Series 2013-1A Class A
08/25/57	4.000%	5,691,324	5,664,005
New Residential Mortgage Loan Trust CMO IO Series 2014-1A Class AIO (a)(b)(e)
01/25/54	2.270%	48,328,226	2,852,921
RBSSP Resecuritization Trust (a)(e)
CMO Series 2012-1 Class 5A2
12/27/35	3.003%	4,100,000	3,696,674
CMO Series 2012-6 Class 3A1
04/26/36	0.694%	1,272,138	1,263,952
Vericrest Opportunity Loan Transferee XLIV LLC CMO Series 2016-NPL4 Class A1 (a)(e)
04/25/46	4.250%	4,045,078	4,109,514

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $144,661,174)			$146,338,948

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 0.4%

FREMF Mortgage Trust Subordinated, Series 2012-K705 Class C (a)(e)
09/25/44	4.302%	$1,900,000	$1,940,494
Federal National Mortgage Association
10/01/19	4.420%	525,589	566,073
10/01/19	4.430%	1,292,834	1,392,875
01/01/20	4.570%	135,196	147,013
01/01/20	4.600%	226,106	246,094
05/01/24	5.030%	420,880	494,789

Total Commercial Mortgage-Backed Securities - Agency (Cost: $4,541,991)			$4,787,338

Commercial Mortgage-Backed Securities - Non-Agency 4.0%
American Homes 4 Rent (a)(e)
Series 2014-SFR1 Class E
06/17/31	3.025%	6,500,000	6,382,173
American Homes 4 Rent (e)
Series 2015-SFR1 Class F
04/17/52	5.885%	1,500,000	1,503,709
BB-UBS Trust Subordinated, Series 2012-SHOW Class D (a)(e)
11/05/36	4.160%	4,000,000	4,044,366
BHMS Mortgage Trust Series 2014-ATLS Class DFX (a)(e)
07/05/33	4.847%	6,500,000	6,277,699
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F (a)(e)
09/15/26	4.024%	7,015,000	7,021,594
Banc of America Merrill Lynch Re-Remic Trust (a)(e)
Series 2014-FRR7 Class B
10/26/44	2.775%	2,510,000	2,434,489
Series 2015-FR11 Class A705
09/27/44	1.868%	3,000,000	2,847,218
Invitation Homes Trust Series 2015-SFR3 Class E (a)(e)
08/17/32	4.275%	3,000,000	3,010,769
JPMCC Re-REMIC Trust Series 2016-GG10 Class AMA (a)(e)
08/15/45	5.988%	10,000,000	10,014,960
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class A4 (e)
02/15/46	4.717%	175,000	192,478
ORES NPL LLC (e)
Series 2014-LV3 Class A
03/27/24	3.000%	329,630	329,630
Series 2014-LV3 Class B
03/27/24	6.000%	5,400,000	5,400,000

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

VFC LLC Subordinated, Series 2015-3 Class B (e)
12/20/31	4.750%	$2,813,083	$2,813,083

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $52,380,745)			$52,272,168

Asset-Backed Securities - Agency —%
United States Small Business Administration Series 2001-20H Class 1
08/01/21	6.340%	18,591	20,017

Total Asset-Backed Securities - Agency (Cost: $18,591)			$20,017

Asset-Backed Securities - Non-Agency 7.4%
Apidos CDO XVII Series 2014-17A Class A2A (a)(e)
04/17/26	2.729%	7,500,000	7,499,955
Apidos CLO XXII Series 2015-22A Class D (a)(e)
10/20/27	6.696%	1,000,000	930,395
Ares CLO Ltd. Series 2014-1A Class B (a)(e)
04/17/26	3.479%	3,750,000	3,750,218
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class C (a)(e)
04/20/27	5.532%	2,000,000	2,013,136
Carlyle Global Market Strategies CLO Series 2013-1A Class B (a)(e)
02/14/25	3.917%	3,600,000	3,602,556
Conn Funding II LP (c)(e)
Series 2016-B Class A
10/15/18	3.730%	6,500,000	6,499,707
Series 2016-B Class B
03/15/19	7.340%	3,000,000	2,999,838
Conn’s Receivables Funding LLC (e)
Series 2015-A Class A
09/15/20	4.565%	1,296,160	1,297,880
Series 2016-A Class A
04/16/18	4.680%	2,461,300	2,467,366
Dryden Senior Loan Fund Series 2014-33A Class C (a)(e)
07/15/26	3.530%	11,550,000	11,561,469
GoldenTree Loan Opportunities VII Ltd. Series 2013-7A Class B (a)(e)
04/25/25	2.465%	9,000,000	8,966,529
Madison Park Funding Ltd. (a)(e)
10/21/26	3.680%	6,000,000	6,036,162

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Madison Park Funding XVI Ltd. Series 2015-16A Class A2A (a)(e)
04/20/26	2.896%	$10,000,000	$10,001,340
Nomad CLO Ltd. Series 2013-1A Class B (a)(e)
01/15/25	3.630%	6,000,000	6,004,236
OHA Credit Partners VIII Ltd. Series 2013-8A Class B (a)(e)
04/20/25	2.346%	5,000,000	4,949,355
Octagon Investment Partners 27 Ltd. Series 2016-1A Class C (a)(e)
07/15/27	3.662%	2,500,000	2,524,340
Octagon Investment Partners XXVI Ltd. Series 2016-1A Class D (a)(e)
04/15/27	5.574%	4,000,000	4,045,532
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1 (a)
07/01/21	1.346%	179,413	179,313
SLM Private Education Loan Trust Series 2012-A Class A1 (a)(e)
08/15/25	1.924%	201,819	202,192
SoFi Professional Loan Program LLC (e)(g)
Series 2015-D Class RC
10/26/37	0.000%	3	2,175,289
Series 2016-A Class RPO
01/25/38	0.000%	3	2,076,745
Series 2016-B Class RC
04/25/37	0.000%	2	1,134,444
Vericrest Opportunity Loan Transferee XXXV LLC Series 2016-NPL9 Class A1 (e)
09/25/46	3.500%	5,000,000	4,999,663

Total Asset-Backed Securities - Non-Agency (Cost: $94,143,610)			$95,917,660

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 0.3%

Put - OTC 5-Year Interest Rate Swap(h)
	170,000,000	1.50	08/25/17	$1,541,169
Put - OTC 5-Year Interest Rate Swap(h)
	26,500,000	2.00	12/02/16	670
Put - OTC 5-Year Interest Rate Swap(h)
	50,000,000	2.00	12/12/16	2,475
Put - OTC 5-Year Interest Rate Swap(h)
	250,000,000	2.00	07/16/18	2,187,475
Put - OTC 5-Year Interest Rate Swap(h)
	300,000,000	3.25	08/18/17	26,880
Put - OTC 5-Year Interest Rate Swap(h)
	100,000,000	4.00	08/17/17	640

Total Options Purchased Puts (Cost: $15,476,000)				$3,759,309

	Shares	Value

Money Market Funds 3.6%

Columbia Short-Term Cash Fund, 0.382% (i)(j)	47,009,951	47,009,951
Total Money Market Funds (Cost: $47,009,951)		$47,009,951
Total Investments (Cost: $1,700,436,079) (k)		$1,695,132,161(l)
Other Assets & Liabilities, Net		(395,177,312)
Net Assets		$1,299,954,849

At September 30, 2016, securities and cash totaling $5,346,595 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	234	USD	30,683,250	12/2016	—	(29,636)
U.S. Treasury 5-Year Note	1,330	USD	161,615,781	12/2016	152,625	—
Total			192,299,031		152,625	(29,636)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	(14)	USD	(2,354,188)	12/2016	39,679	—
U.S. Treasury 2-Year Note	(121)	USD	(26,434,719)	12/2016	—	(2,078)
Total			(28,788,907)		39,679	(2,078)

Cleared Credit Default Swap Contracts Outstanding at September 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 27	12/20/2021	5.000	USD	34,000,000	—	(237,001)

Credit Default Swap Contracts Outstanding at September 30, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.420	USD	(5,000,000)	(416,081)	—	(461,704)	2,500	48,123	—
JPMorgan	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.420	USD	(6,000,000)	(499,297)	—	(556,643)	3,000	60,346	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.800	USD	(4,250,000)	(383,787)	—	(260,815)	2,125	—	(120,847)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.420	USD	(4,800,000)	(399,439)	—	(569,441)	2,400	172,402	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.420	USD	(7,600,000)	(632,444)	—	(966,685)	3,800	338,041	—
Total								—	(2,815,288)		618,912	(120,847)

* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At September 30, 2016, the value of these securities amounted to $296,288,956 or 22.79% of net assets.

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2016, the value of these securities amounted to $4,000,445, which represents 0.31% of net assets.

(g)	Zero coupon bond.
(h)	Purchased swaption contracts outstanding at September 30, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	12/06/2021	26,500,000	371,000	670
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 3.250%	3.250	08/22/2022	300,000,000	7,935,000	26,880
Put - OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	12/14/2021	50,000,000	678,750	2,475
Put - OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 1.500%	1.500	08/30/2022	170,000,000	1,763,750	1,541,169
Put - OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	07/18/2023	250,000,000	2,525,000	2,187,475
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR BBA	Fixed rate of 4.000%	4.000	08/19/2022	100,000,000	2,202,500	640
Total							15,476,000	3,759,309

(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	47,174,044	448,323,283	(448,487,376)	47,009,951	113,044	47,009,951

(j)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(k)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $1,700,436,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$24,735,000
Unrealized Depreciation	(30,039,000)
Net Unrealized Depreciation	$(5,304,000)

(l)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Residential Mortgage-Backed Securities - Agency	—	1,345,026,770	—	1,345,026,770
Residential Mortgage-Backed Securities - Non-Agency	—	134,789,999	11,548,949	146,338,948
Commercial Mortgage-Backed Securities - Agency	—	4,787,338	—	4,787,338
Commercial Mortgage-Backed Securities - Non-Agency	—	52,272,168	—	52,272,168
Asset-Backed Securities - Agency	—	20,017	—	20,017
Asset-Backed Securities - Non-Agency	—	81,031,637	14,886,023	95,917,660
Options Purchased Puts	—	3,759,309	—	3,759,309
Investments measured at net asset value
Money Market Funds	—	—	—	47,009,951
Total Investments	—	1,621,687,238	26,434,972	1,695,132,161
Derivatives
Assets
Futures Contracts	192,304	—	—	192,304
Swap Contracts	—	618,912	—	618,912
Liabilities
Futures Contracts	(31,714)	—	—	(31,714)
Swap Contracts	—	(357,848)	—	(357,848)
Total	160,590	1,621,948,302	26,434,972	1,695,553,815

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage- Backed Securities - Non-Agency ($)	Commercial Mortgage- Backed Securities - Non-Agency ($)	Asset-Backed Securities - Non-Agency ($)	Total ($)
Balance as of December 31, 2015	39,088,934	1,153,359	2,000,000	42,242,293
Increase (decrease) in accrued discounts/premiums	(34,992)	—	—	(34,992)
Realized gain (loss)	9,853	—	—	9,853
Change in unrealized appreciation (depreciation)(a)	121,076	1,155	846,478	968,709
Sales	(16,836,169)	(1,154,514)	—	(17,990,683)
Purchases	4,000,000	—	12,039,545	16,039,545
Transfers out of Level 3	(14,799,753)	—	—	(14,799,753)
Balance as of September 30, 2016	11,548,949	—	14,886,023	26,434,972

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2016 was $ 876,989, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $30,511 and Asset-Backed Securities - Non-Agency of $846,478.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Aggressive Portfolio

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 79.8%
Global Real Estate 1.7%
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares (a)	5,368,395	$47,725,034
International 23.7%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares (a)	2,227,579	34,616,574
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares (a)	3,726,518	47,997,553
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares (a)	1,449,809	7,727,479
Variable Portfolio – DFA International Value Fund, Class 1 Shares (a)	15,968,740	142,600,849
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares (a)	9,214,011	90,665,865
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares (a)	14,913,128	168,369,219
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares (a)	17,907,400	181,939,184
Total		673,916,723
U.S. Large Cap 47.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares (a)(b)	9,499,782	169,001,129
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares (a)(b)	4,898,290	184,861,445
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares (a)(b)	8,070,820	106,857,656
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares (a)(b)	8,927,813	166,950,094
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares (a)(b)	8,707,186	200,265,277
Variable Portfolio – MFS Value Fund, Class 1 Shares (a)(b)	5,902,583	119,940,494
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares (a)(b)	5,805,495	96,138,995
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares (a)(b)	3,004,986	63,615,548
Variable Portfolio – NFJ Dividend Value Fund, Class 1 Shares (a)(b)	9,835,526	180,973,678

	Shares	Value

Equity Funds (continued)
U.S. Large Cap (continued)
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares (a)(b)	2,796,651	$58,757,643
Total		1,347,361,959
U.S. Mid Cap 1.7%
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares (a)(b)	1,355,845	25,639,034
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares (a)(b)	1,085,310	23,388,424
Total		49,027,458
U.S. Small Cap 5.2%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares (a)(b)	3,933,826	75,018,067
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares (a)(b)	1,903,250	34,620,117
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares (a)(b)	1,657,467	38,502,954
Total		148,141,138
Total Equity Funds (Cost: $1,867,021,657)		$2,266,172,312

Fixed-Income Funds 14.2%
Emerging Markets 0.2%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares (a)	453,911	4,520,955
Floating Rate 0.1%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares (a)	596,527	4,503,780
High Yield —%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares (a)	5,586	42,002
Investment Grade 13.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares (a)	10,544,064	111,767,083
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares (a)	4,103,594	44,113,635

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares (a)	10,455,946	$117,629,397
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares (a)	6,243,789	69,493,367
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares (a)	4,429,197	47,702,451
Total		390,705,933
Multisector 0.1%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares (a)	612,912	2,488,423
Total Fixed-Income Funds (Cost: $390,427,091)		$402,261,093

Alternative Investment Funds 3.0%
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares (a)(b)	9,567,488	58,935,726
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares (a)(b)	1,026,354	9,709,308

	Shares	Value

Alternative Investment Funds (continued)
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares (a)	1,841,633	$15,635,467
Total Alternative Investment Funds (Cost: $89,905,295)		$84,280,501

Exchange-Traded Funds 0.5%
iShares MSCI EAFE ETF	249,311	14,741,759
Total Exchange-Traded Funds (Cost: $14,628,597)		$14,741,759

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.382% (a)(c)	68,242,887	$68,242,887
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.010% (a)(c)	993	993
Total Money Market Funds (Cost: $68,243,880)		$68,243,880
Total Investments
(Cost: $2,430,226,520)		$2,835,699,545(d)
Other Assets & Liabilities, Net		2,860,641
Net Assets		$2,838,560,186

At September 30, 2016, cash totaling $3,824,875 was pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Russell 2000 Mini	138	USD	17,226,540	12/2016	525,433	—
TOPIX Index	372	JPY	48,533,701	12/2016	—	(105,379)
U.S. Ultra Bond	50	USD	9,193,750	12/2016	—	(147,756)
Total			74,953,991		525,433	(253,135)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 E-mini	(138)	USD	(14,906,760)	12/2016	—	(169,580)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	45,563,034	134,869,730	(112,189,877)	—	68,242,887	—	177,599	68,242,887

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares	9,653,261	52,048,001	—	—	61,701,262	—	—	58,935,726
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	145,921,065	—	(42,747,094)	19,763,753	122,937,724	—	—	169,001,129
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	194,339,737	—	(42,747,094)	11,754,951	163,347,594	—	—	184,861,445
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares	10,144,702	53,853	—	—	10,198,555	—	—	9,709,308
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares	4,611,039	74,211	—	—	4,685,250	—	74,212	4,520,955
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares	82,936,982	167,399	(47,264,000)	(2,697,218)	33,143,163	—	86,619	34,616,574
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares	993	—	—	—	993	—	—	993
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	988,889	6,219	(891,752)	(57,658)	45,698	1,831	4,388	42,002
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	126,805,753	2,220,220	(21,614,953)	(210,177)	107,200,843	72,915	2,147,305	111,767,083
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	85,848,301	—	(5,312,500)	1,805,142	82,340,943	—	—	106,857,656
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	60,550,580	1,024,371	(21,527,288)	1,177,040	41,224,703	—	1,024,371	44,113,635
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares	—	47,871,524	—	—	47,871,524	—	607,524	47,997,553
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	131,334,653	32,313	—	—	131,366,966	—	—	166,950,094
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares	3,490,746	406,492	—	—	3,897,238	137,708	268,784	2,488,423
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	73,363,306	26,927	—	—	73,390,233	—	—	75,018,067
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	28,233,109	357,372	(28,554,327)	(36,154)	—	73,719	283,653	—
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	125,798,810	2,216,007	(14,449,586)	275,635	113,840,866	67,246	2,148,761	117,629,397
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares	17,134,885	870,593	—	—	18,005,478	—	870,593	15,635,467
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares	28,556,393	24,942,236	—	—	53,498,629	1,441,358	442,878	47,725,034
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares	55,131,915	4,507,022	(48,000,000)	405,112	12,044,049	4,071,267	435,755	7,727,479
Variable Portfolio – DFA International Value Fund, Class 1 Shares	165,893,574	3,964,785	(9,608,390)	(120,527)	160,129,442	626,159	3,274,002	142,600,849
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares	4,938,347	423,968	—	—	5,362,315	—	423,968	4,503,780
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares	82,476,044	1,713,873	(16,723,094)	743,437	68,210,260	124,940	1,588,932	69,493,367
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	15,023,160	21,541	—	—	15,044,701	—	—	25,639,034
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	94,238,703	1,908,225	—	—	96,146,928	—	1,854,372	90,665,865
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	139,937,490	—	(38,250,382)	21,455,711	123,142,819	—	—	200,265,277
Variable Portfolio – MFS Value Fund, Class 1 Shares	68,847,078	10,625,000	(14,320,996)	7,263,552	72,414,634	—	—	119,940,494
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	74,986,906	—	(14,320,996)	6,620,905	67,286,815	—	—	96,138,995

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	49,785,064	—	(28,641,992)	14,469,221	35,612,293	—	—	63,615,548
Variable Portfolio – NFJ Dividend Value Fund, Class 1 Shares	119,354,842	43,083	(15,702,752)	7,562,292	111,257,465	—	—	180,973,678
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares	79,518,909	—	(75,086,679)	32,288,893	36,721,123	—	—	58,757,643
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	162,855,255	3,944,306	—	—	166,799,561	1,708,541	2,181,911	168,369,219
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	34,921,339	26,927	(7,686,000)	3,586,735	30,849,001	—	—	34,620,117
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	29,911,383	26,927	(7,686,000)	3,446,667	25,698,977	—	—	38,502,954
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	190,465,293	4,035,022	—	—	194,500,315	—	3,981,169	181,939,184
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	58,989,960	839,491	(14,320,996)	451,463	45,959,918	215,165	624,326	47,702,451
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	11,476,758	—	—	—	11,476,758	—	—	23,388,424
Total	2,614,028,258	299,267,638	(627,646,748)	129,948,775	2,415,597,923	8,540,849	22,501,122	2,820,957,786

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies.  Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Exchange-Traded Funds	14,741,759	—	—	14,741,759
Investments measured at net asset value
Equity Funds	—	—	—	2,266,172,312
Fixed-Income Funds	—	—	—	402,261,093
Alternative Investment Funds	—	—	—	84,280,501
Money Market Funds	—	—	—	68,243,880
Total Investments	14,741,759	—	—	2,835,699,545
Derivatives
Assets
Futures Contracts	525,433	—	—	525,433
Liabilities
Futures Contracts	(422,715)	—	—	(422,715)
Total	14,844,477	—	—	2,835,802,263

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – American Century Diversified Bond Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 38.7%

Aerospace & Defense 0.3%

Boeing Co. (The)
10/30/22	2.200%	$2,460,000	$2,500,282
Harris Corp.
04/27/20	2.700%	810,000	825,139
Lockheed Martin Corp.
01/15/26	3.550%	1,600,000	1,728,941
03/01/45	3.800%	1,520,000	1,549,280
Oshkosh Corp.
03/01/22	5.375%	4,260,000	4,483,650
Total			11,087,292

Airlines 0.1%

United Airlines, Inc. Pass-Through Trust
09/03/22	4.625%	2,712,681	2,760,153

Apartment REIT 0.1%

Essex Portfolio LP
08/15/22	3.625%	1,590,000	1,682,059
05/01/23	3.250%	2,205,000	2,260,383
Total			3,942,442

Automotive 1.4%

Daimler Finance North America LLC (b)
01/11/18	1.875%	4,010,000	4,033,515
Ford Motor Credit Co. LLC
05/15/18	5.000%	8,940,000	9,383,907
01/15/20	8.125%	1,600,000	1,889,600
08/02/21	5.875%	5,150,000	5,878,776
General Motors Co.
04/01/35	5.000%	2,950,000	3,053,123
04/01/36	6.600%	1,385,000	1,666,407
General Motors Financial Co., Inc.
05/15/18	3.250%	5,720,000	5,821,118
01/15/19	3.100%	1,380,000	1,406,673
07/06/21	3.200%	1,970,000	1,994,194
03/01/26	5.250%	2,230,000	2,449,173
Jaguar Land Rover Automotive PLC (b)
12/15/18	4.125%	3,340,000	3,448,550
03/15/20	3.500%	2,000,000	2,039,646
Nemak SAB de CV (b)
02/28/23	5.500%	1,700,000	1,732,300
Schaeffler Finance BV (b)
05/15/21	4.250%	4,537,000	4,650,425
Tenneco, Inc.
07/15/26	5.000%	4,360,000	4,414,500
ZF North America Capital, Inc. (b)
04/29/20	4.000%	6,500,000	6,873,750
Total			60,735,657

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Banking 8.3%

ABN AMRO Bank NV Subordinated (b)
07/06/22	7.125%	EUR	$2,900,000	$4,198,482
Ally Financial, Inc.
05/21/18	3.600%		4,836,000	4,908,540
03/30/25	4.625%		4,000,000	4,100,000
American Express Centurion Bank
09/13/17	6.000%		1,500,000	1,564,503
American Express Credit Corp.
09/14/20	2.600%		1,495,000	1,538,487
BB&T Corp.
Subordinated
09/16/25	3.625%		1,493,000	1,592,737
10/30/26	3.800%		1,650,000	1,792,902
BBVA Bancomer SA Subordinated (b)
09/30/22	6.750%		7,000,000	7,822,500
BNP Paribas SA (b)
Subordinated
09/28/25	4.375%		1,600,000	1,641,661
BNP Paribas SA (b)(c)
Subordinated
10/14/27	2.625%	EUR	1,500,000	1,746,746
BPCE SA (b)
Subordinated
07/18/23	4.625%	EUR	5,000,000	6,656,502
07/21/24	5.150%		2,960,000	3,113,470
Bank of America Corp.
07/01/20	5.625%		2,670,000	2,996,952
01/24/22	5.700%		6,910,000	8,037,857
01/21/44	5.000%		2,130,000	2,507,530
Subordinated
08/26/24	4.200%		9,620,000	10,187,041
01/22/25	4.000%		1,750,000	1,813,675
Bank of America NA
Subordinated
03/15/17	5.300%		4,145,000	4,217,459
10/15/36	6.000%		1,570,000	2,016,221
Banque Fédérative du Crédit Mutuel SA (b)
04/12/19	2.000%		2,540,000	2,553,226
Barclays Bank PLC
Subordinated
10/14/20	5.140%		1,030,000	1,115,312
Barclays Bank PLC (b)
Subordinated
01/14/21	6.000%	EUR	2,000,000	2,619,365
Barclays Bank PLC (c)
Subordinated
01/16/23	6.750%	GBP	3,400,000	4,626,751
Barclays PLC
01/12/26	4.375%		1,500,000	1,551,773
Capital One Bank USA NA
06/05/19	2.300%		1,490,000	1,506,380
Subordinated
02/15/23	3.375%		2,680,000	2,753,118

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Banking (continued)

Capital One Financial Corp. Subordinated
10/29/25	4.200%		$4,415,000	$4,606,134
Capital One NA
08/17/18	2.350%		3,500,000	3,542,595
Citigroup, Inc.
05/01/18	1.750%		13,150,000	13,168,989
04/08/19	2.550%		2,200,000	2,244,233
01/14/22	4.500%		4,200,000	4,633,411
Subordinated
09/29/27	4.450%		15,110,000	15,741,598
Commerzbank AG (b)
Subordinated
09/19/23	8.125%		1,490,000	1,714,245
03/23/26	4.000%	EUR	3,660,000	4,094,014
Cooperatieve Rabobank UA
02/08/22	3.875%		3,590,000	3,928,813
Subordinated
11/09/20	3.750%	EUR	1,500,000	1,911,744
11/09/22	3.950%		1,000,000	1,048,277
Cooperatieve Rabobank UA (b)
Subordinated
09/14/22	4.125%	EUR	3,000,000	3,918,793
Credit Agricole SA Subordinated
12/18/23	7.375%	GBP	3,100,000	5,285,071
Credit Suisse Group Funding Guernsey Ltd.
05/15/45	4.875%		1,000,000	1,056,261
Credit Suisse Group Funding Guernsey Ltd. (b)
04/16/21	3.450%		3,420,000	3,489,614
Danske Bank A/S Subordinated (b)(c)
05/19/26	2.750%	EUR	3,500,000	4,200,582
Deutsche Bank AG Subordinated (b)
02/17/25	2.750%	EUR	1,400,000	1,353,771
Discover Bank
02/21/18	2.000%		3,874,000	3,886,482
07/27/26	3.450%		1,620,000	1,629,459
Fifth Third Bancorp Subordinated
01/16/24	4.300%		2,710,000	2,920,106
Fifth Third Bank
10/01/21	2.875%		2,230,000	2,332,515
Goldman Sachs Group, Inc. (The)
01/22/18	2.375%		7,840,000	7,926,648
07/19/18	2.900%		1,400,000	1,431,996
03/15/20	5.375%		7,570,000	8,382,549
09/15/20	2.750%		1,530,000	1,567,219
01/24/22	5.750%		3,100,000	3,600,771
03/03/24	4.000%		2,870,000	3,081,780
01/23/25	3.500%		3,640,000	3,765,551
07/08/44	4.800%		2,890,000	3,251,100
Subordinated

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Banking (continued)

10/21/25	4.250%		$2,040,000	$2,142,122
10/01/37	6.750%		2,250,000	2,864,947
05/22/45	5.150%		1,750,000	1,909,234
HBOS PLC Subordinated (b)
05/21/18	6.750%		2,280,000	2,436,848
HSBC Bank PLC Subordinated (b)
07/07/23	6.500%	GBP	1,500,000	2,443,417
HSBC Bank USA NA Subordinated
11/01/34	5.875%		820,000	992,808
HSBC Holdings PLC
03/08/26	4.300%		2,800,000	3,000,642
Intesa Sanpaolo SpA Subordinated (b)
06/26/24	5.017%		4,080,000	3,723,269
JPMorgan Chase & Co.
03/01/21	2.550%		1,770,000	1,802,479
05/10/21	4.625%		7,100,000	7,862,767
09/23/22	3.250%		3,280,000	3,440,330
01/23/25	3.125%		7,500,000	7,665,705
Subordinated
09/10/24	3.875%		5,470,000	5,758,674
06/01/45	4.950%		2,400,000	2,657,030
KeyBank NA Subordinated
05/20/26	3.400%		1,250,000	1,275,064
KeyCorp
12/13/18	2.300%		3,440,000	3,494,049
Morgan Stanley
04/01/18	6.625%		8,950,000	9,589,746
09/23/19	5.625%		5,390,000	5,968,935
04/21/21	2.500%		2,350,000	2,379,382
10/23/24	3.700%		2,710,000	2,859,475
Subordinated
11/24/25	5.000%		12,970,000	14,470,629
Northern Trust Co. (The) Subordinated
08/15/18	6.500%		1,520,000	1,661,583
PNC Bank NA
Subordinated
12/07/17	6.000%		4,680,000	4,923,636
07/25/23	3.800%		1,750,000	1,894,191
Regions Bank Subordinated
06/26/37	6.450%		2,000,000	2,390,168
Royal Bank of Scotland Group PLC Subordinated
12/15/22	6.125%		1,000,000	1,059,614
Santander Issuances SAU Subordinated (b)
03/18/25	2.500%	EUR	8,000,000	8,812,074

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Banking (continued)

Standard Chartered PLC Subordinated (b)(c)
10/21/25	4.000%	EUR	$1,300,000	$1,497,785
SunTrust Bank Subordinated
05/15/26	3.300%		1,500,000	1,530,167
Synchrony Financial
01/15/19	2.600%		4,130,000	4,178,647
08/15/19	3.000%		1,100,000	1,125,988
U.S. Bancorp
03/15/22	3.000%		960,000	1,017,060
Subordinated
09/11/24	3.600%		630,000	675,201
UBS Group Funding Jersey Ltd. (b)
09/24/25	4.125%		1,720,000	1,805,303
US Bank NA
01/27/25	2.800%		2,390,000	2,469,577
Wells Fargo & Co.
07/22/20	2.600%		5,390,000	5,500,727
09/29/25	3.550%		4,890,000	5,164,676
Subordinated
08/15/23	4.125%		1,300,000	1,391,190
06/03/26	4.100%		1,750,000	1,856,652
01/15/44	5.606%		2,861,000	3,417,751
11/04/44	4.650%		2,295,000	2,414,255
06/14/46	4.400%		1,360,000	1,384,547
Total				353,801,855

Brokerage/Asset Managers/Exchanges —%

Jefferies Group LLC
04/13/18	5.125%		1,870,000	1,952,306

Building Materials 0.2%

Masco Corp.
04/01/25	4.450%		6,250,000	6,640,625
04/01/26	4.375%		1,000,000	1,052,500
Owens Corning
12/15/22	4.200%		2,185,000	2,347,444
Total				10,040,569

Cable and Satellite 1.4%

CCO Holdings LLC/Capital Corp.
09/30/22	5.250%		6,110,000	6,384,950
Charter Communications Operating LLC/Capital (b)
07/23/25	4.908%		11,070,000	12,210,819
10/23/45	6.484%		1,000,000	1,209,322
Comcast Corp.
03/01/26	3.150%		1,550,000	1,636,905
08/15/35	4.400%		1,650,000	1,868,866
11/15/35	6.500%		178,000	246,883
05/15/38	6.400%		4,910,000	6,819,298
03/01/44	4.750%		808,000	950,676

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Cable and Satellite (continued)

DISH DBS Corp.
07/15/17	4.625%	$2,040,000	$2,075,700
NBCUniversal Media LLC
04/01/21	4.375%	5,420,000	6,030,790
01/15/23	2.875%	1,510,000	1,572,543
Sirius XM Radio, Inc. (b)
07/15/24	6.000%	1,900,000	2,025,875
04/15/25	5.375%	4,000,000	4,130,000
Time Warner Cable LLC
07/01/18	6.750%	1,570,000	1,705,901
09/01/41	5.500%	730,000	779,206
09/15/42	4.500%	960,000	916,089
Virgin Media Secured Finance PLC (b)
04/15/21	5.375%	2,520,000	2,627,100
01/15/26	5.250%	5,400,000	5,481,000
Total			58,671,923

Chemicals 0.3%

Ashland LLC (c)
08/15/22	4.750%	3,110,000	3,234,400
Dow Chemical Co. (The)
11/15/20	4.250%	836,000	906,762
Eastman Chemical Co.
08/15/22	3.600%	2,920,000	3,098,354
LyondellBasell Industries NV
04/15/19	5.000%	3,380,000	3,627,696
02/26/55	4.625%	1,800,000	1,783,107
Mosaic Co. (The)
11/15/43	5.625%	1,610,000	1,728,689
Total			14,379,008

Construction Machinery 0.3%

Caterpillar Financial Services Corp.
06/01/22	2.850%	2,890,000	3,034,315
John Deere Capital Corp.
10/15/21	3.150%	1,250,000	1,327,536
United Rentals North America, Inc.
07/15/23	4.625%	3,300,000	3,382,500
11/15/24	5.750%	3,780,000	3,921,750
Total			11,666,101

Consumer Products 0.3%

Newell Brands, Inc.
04/01/46	5.500%	1,140,000	1,382,936
Newell Brands, Inc. (b)
11/15/23	5.000%	2,000,000	2,129,330
Newell, Inc.
04/01/26	4.200%	2,820,000	3,071,285
Spectrum Brands, Inc.
07/15/25	5.750%	5,810,000	6,274,800
Total			12,858,351

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Diversified Manufacturing 0.5%
General Electric Co.
10/17/21	4.650%	$5,134,000	$5,849,248
10/09/22	2.700%	3,900,000	4,063,866
10/09/42	4.125%	2,160,000	2,363,870
KOC Holding AS (b)
03/15/23	5.250%	3,000,000	3,069,780
United Technologies Corp.
04/15/40	5.700%	1,420,000	1,873,412
06/01/42	4.500%	1,840,000	2,131,123
Total			19,351,299

Electric 1.9%

AES Corp. (The)
05/15/23	4.875%	2,000,000	2,030,000
05/15/26	6.000%	2,250,000	2,379,375
AES Gener SA (b)
07/14/25	5.000%	3,000,000	3,110,826
CMS Energy Corp.
06/15/19	8.750%	3,330,000	3,938,321
Calpine Corp.
01/15/23	5.375%	780,000	777,075
01/15/25	5.750%	4,990,000	4,927,625
Calpine Corp. (b)
01/15/24	5.875%	1,500,000	1,584,375
CenterPoint Energy Houston Electric LLC
08/01/42	3.550%	760,000	772,711
Consolidated Edison Co. of New York, Inc.
03/01/43	3.950%	2,290,000	2,416,733
Constellation Energy Group, Inc.
12/01/20	5.150%	2,020,000	2,246,153
Covanta Holding Corp.
03/01/24	5.875%	3,540,000	3,548,850
DPL, Inc.
10/15/16	6.500%	77,000	77,035
Dominion Resources, Inc.
06/15/18	6.400%	1,880,000	2,027,343
09/15/22	2.750%	2,630,000	2,692,378
10/01/25	3.900%	3,000,000	3,227,676
08/01/41	4.900%	2,050,000	2,291,394
Duke Energy Corp.
09/15/21	3.550%	2,860,000	3,070,053
Duke Energy Florida LLC
09/15/37	6.350%	1,170,000	1,643,738
11/15/42	3.850%	2,830,000	2,952,947
Duke Energy Progress LLC
08/15/25	3.250%	1,570,000	1,684,004
12/01/44	4.150%	1,565,000	1,712,767
Edison International
09/15/17	3.750%	1,730,000	1,767,996
Exelon Corp.
04/15/46	4.450%	1,510,000	1,622,084
Exelon Generation Co. LLC

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Electric (continued)

06/15/22	4.250%	$900,000	$965,886
06/15/42	5.600%	760,000	793,565
FirstEnergy Corp.
03/15/18	2.750%	930,000	940,821
03/15/23	4.250%	6,480,000	6,871,535
Florida Power & Light Co.
02/01/42	4.125%	3,380,000	3,793,019
Georgia Power Co.
03/15/42	4.300%	700,000	762,461
IPALCO Enterprises, Inc.
05/01/18	5.000%	2,521,000	2,628,142
07/15/20	3.450%	2,400,000	2,460,000
MidAmerican Energy Co.
10/15/44	4.400%	2,790,000	3,251,374
NextEra Energy Capital Holdings, Inc. (c)
09/01/67	7.300%	3,060,000	3,038,060
Potomac Electric Power Co.
03/15/24	3.600%	1,550,000	1,676,838
Progress Energy, Inc.
04/01/22	3.150%	900,000	942,698
Southern Power Co.
09/15/41	5.150%	500,000	541,682
Xcel Energy, Inc.
09/15/41	4.800%	820,000	956,049
Total			82,123,589

Environmental 0.2%

Republic Services, Inc.
06/01/22	3.550%	3,200,000	3,432,957
Waste Management, Inc.
06/30/20	4.750%	2,890,000	3,211,903
03/01/45	4.100%	2,222,000	2,434,874
Total			9,079,734

Finance Companies 0.8%

AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/19	3.750%	7,340,000	7,495,975
CIT Group, Inc.
08/15/17	4.250%	4,710,000	4,798,312
08/15/22	5.000%	2,930,000	3,113,125
GE Capital International Funding Co. Unlimited Co.
11/15/20	2.342%	15,671,000	16,095,512
International Lease Finance Corp.
05/15/19	6.250%	1,800,000	1,950,750
Total			33,453,674

Food and Beverage 1.1%

Anheuser-Busch InBev Finance, Inc.
02/01/23	3.300%	4,870,000	5,140,329
02/01/26	3.650%	4,710,000	5,058,540
02/01/46	4.900%	5,050,000	6,008,394
Anheuser-Busch InBev Worldwide, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Food and Beverage (continued)

01/15/19	7.750%	$3,000,000	$3,412,800
07/15/22	2.500%	2,280,000	2,325,032
Constellation Brands, Inc.
11/15/19	3.875%	5,500,000	5,788,750
JBS Investments GmbH (b)
04/03/24	7.250%	5,500,000	5,596,250
Kraft Heinz Foods Co.
07/15/25	3.950%	2,245,000	2,428,953
06/04/42	5.000%	1,820,000	2,091,155
07/15/45	5.200%	1,750,000	2,069,596
06/01/46	4.375%	2,170,000	2,295,916
Molson Coors Brewing Co.
07/15/26	3.000%	1,970,000	1,983,644
Sysco Corp.
07/15/26	3.300%	1,380,000	1,430,558
Tyson Foods, Inc.
06/15/22	4.500%	2,821,000	3,132,204
Total			48,762,121

Gaming 0.2%

GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	5,930,000	6,389,575

Health Care 1.3%

Ascension Health Alliance
11/15/46	3.945%	600,000	654,797
Becton Dickinson and Co.
12/15/24	3.734%	5,390,000	5,845,520
CHS/Community Health Systems, Inc.
08/15/18	5.125%	1,113,000	1,124,130
Catholic Health Initiatives
11/01/22	2.950%	1,425,000	1,442,044
DaVita, Inc.
07/15/24	5.125%	4,480,000	4,569,600
Express Scripts Holding Co.
02/25/26	4.500%	2,980,000	3,268,565
03/01/27	3.400%	1,140,000	1,146,473
Fresenius Medical Care US Finance II, Inc. (b)
10/15/20	4.125%	1,000,000	1,052,700
HCA, Inc.
03/15/19	3.750%	7,020,000	7,256,925
03/15/24	5.000%	1,000,000	1,055,000
02/01/25	5.375%	2,100,000	2,168,250
Medtronic, Inc.
03/15/20	2.500%	2,300,000	2,378,872
03/15/25	3.500%	2,860,000	3,079,837
03/15/35	4.375%	2,680,000	3,036,928
NYU Hospitals Center
07/01/42	4.428%	1,000,000	1,070,604

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Health Care (continued)

St. Jude Medical, Inc.
09/15/18	2.000%	$1,410,000	$1,424,835
Tenet Healthcare Corp.
03/01/19	5.000%	3,000,000	2,932,500
10/01/21	4.375%	2,500,000	2,487,500
Thermo Fisher Scientific, Inc.
08/15/21	3.600%	3,590,000	3,818,238
02/15/22	3.300%	896,000	938,948
02/01/44	5.300%	1,470,000	1,751,434
Universal Health Services, Inc. (b)
08/01/19	3.750%	1,000,000	1,040,000
08/01/22	4.750%	2,000,000	2,065,000
Zimmer Biomet Holdings, Inc.
04/01/20	2.700%	1,740,000	1,777,982
Total			57,386,682

Healthcare Insurance 0.3%

Aetna, Inc.
11/15/22	2.750%	2,010,000	2,060,509
06/15/46	4.375%	1,850,000	1,937,222
UnitedHealth Group, Inc.
12/15/21	2.875%	2,110,000	2,223,493
03/15/22	2.875%	3,600,000	3,771,655
07/15/25	3.750%	1,860,000	2,042,578
Total			12,035,457

Healthcare REIT —%

Welltower, Inc.
03/15/23	3.750%	1,440,000	1,512,210

Home Construction 0.5%

D.R. Horton, Inc.
02/15/18	3.625%	3,400,000	3,476,500
08/15/23	5.750%	1,100,000	1,259,500
Lennar Corp.
12/15/17	4.750%	2,150,000	2,203,750
04/01/21	4.750%	5,205,000	5,543,325
05/30/25	4.750%	800,000	812,000
MDC Holdings, Inc.
01/15/24	5.500%	2,330,000	2,434,850
TRI Pointe Group, Inc./Homes
06/15/19	4.375%	3,540,000	3,641,775
06/15/24	5.875%	2,600,000	2,704,000
Toll Brothers Finance Corp.
11/01/19	6.750%	675,000	759,375
Total			22,835,075

Independent Energy 1.1%

Anadarko Petroleum Corp.
03/15/26	5.550%	2,710,000	3,062,406
09/15/36	6.450%	1,610,000	1,880,963
Apache Corp.
04/15/43	4.750%	1,910,000	1,951,564

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Independent Energy (continued)

Cimarex Energy Co.
06/01/24	4.375%		$4,000,000	$4,177,776
Concho Resources, Inc.
01/15/22	6.500%		2,440,000	2,531,500
04/01/23	5.500%		3,050,000	3,145,312
ConocoPhillips Holding Co.
04/15/29	6.950%		2,560,000	3,255,421
Continental Resources, Inc.
09/15/22	5.000%		4,820,000	4,807,950
EOG Resources, Inc.
02/01/21	4.100%		1,830,000	1,971,759
Hess Corp.
04/01/27	4.300%		2,200,000	2,217,129
01/15/40	6.000%		2,910,000	2,973,648
Marathon Oil Corp.
06/01/25	3.850%		2,000,000	1,899,288
Newfield Exploration Co.
01/30/22	5.750%		5,670,000	5,854,275
Noble Energy, Inc.
12/15/21	4.150%		2,640,000	2,807,133
11/15/24	3.900%		730,000	744,533
Range Resources Corp.
05/15/25	4.875%		3,000,000	2,880,000
Whiting Petroleum Corp.
03/15/21	5.750%		1,000,000	935,000
Total				47,095,657

Integrated Energy 0.5%

BP Capital Markets PLC
10/01/20	4.500%		1,440,000	1,583,136
05/10/23	2.750%		2,380,000	2,419,765
Exxon Mobil Corp.
03/06/25	2.709%		3,740,000	3,843,059
03/01/26	3.043%		2,800,000	2,935,176
Shell International Finance BV
05/11/25	3.250%		3,310,000	3,486,996
08/21/42	3.625%		2,890,000	2,794,234
08/12/43	4.550%		1,150,000	1,268,459
Total Capital Canada Ltd.
07/15/23	2.750%		2,550,000	2,637,541
Total				20,968,366

Leisure 0.1%

Royal Caribbean Cruises Ltd.
11/15/22	5.250%		3,320,000	3,610,500

Life Insurance 0.8%

Allianz Finance II BV Subordinated (c)
07/08/41	5.750%	EUR	2,700,000	3,524,566
American International Group, Inc.

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Life Insurance (continued)

02/15/24	4.125%		$9,750,000	$10,505,810
07/16/44	4.500%		1,570,000	1,599,270
CNP Assurances Subordinated (b)(c)
12/31/49	4.000%	EUR	5,000,000	5,595,684
Lincoln National Corp.
02/15/20	6.250%		690,000	776,543
MetLife, Inc.
08/13/42	4.125%		1,020,000	1,015,046
11/13/43	4.875%		1,480,000	1,639,597
Principal Financial Group, Inc.
09/15/22	3.300%		750,000	780,252
Prudential Financial, Inc.
06/21/20	5.375%		1,270,000	1,425,641
12/14/36	5.700%		510,000	610,650
05/12/41	5.625%		3,230,000	3,796,277
TIAA Asset Management Finance Co. LLC (b)
11/01/24	4.125%		1,090,000	1,149,109
Voya Financial, Inc.
07/15/43	5.700%		1,440,000	1,612,478
Total				34,030,923

Lodging 0.2%

Hilton Domestic Operating Co., Inc. (b)
09/01/24	4.250%		5,230,000	5,334,600
Wyndham Worldwide Corp.
03/01/17	2.950%		1,660,000	1,667,586
Total				7,002,186

Media and Entertainment 1.9%

21st Century Fox America, Inc.
10/15/25	3.700%		1,000,000	1,083,106
08/15/39	6.900%		1,590,000	2,134,985
09/15/44	4.750%		1,080,000	1,182,738
Activision Blizzard, Inc. (b)
09/15/21	5.625%		6,080,000	6,343,878
CBS Corp.
01/15/25	3.500%		1,220,000	1,254,642
07/01/42	4.850%		700,000	731,550
Discovery Communications LLC
08/15/19	5.625%		1,350,000	1,479,489
04/01/23	3.250%		3,260,000	3,300,727
03/11/26	4.900%		2,000,000	2,172,962
Grupo Televisa SAB
03/18/25	6.625%		4,800,000	5,796,735
05/13/45	5.000%		500,000	476,880
Interpublic Group of Companies, Inc. (The)
03/15/22	4.000%		1,565,000	1,672,367
Lamar Media Corp.
01/15/24	5.375%		5,890,000	6,184,500
Myriad International Holdings BV (b)
07/21/25	5.500%		3,100,000	3,316,718

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Media and Entertainment (continued)

Netflix, Inc.
02/01/21	5.375%	$3,840,000	$4,176,000
03/01/24	5.750%	2,890,000	3,106,750
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%	4,876,000	5,034,470
Omnicom Group, Inc.
04/15/26	3.600%	3,300,000	3,487,717
S&P Global, Inc.
08/14/20	3.300%	1,690,000	1,774,044
TEGNA, Inc.
07/15/20	5.125%	4,650,000	4,801,125
Time Warner, Inc.
01/15/21	4.700%	1,900,000	2,112,918
07/15/25	3.600%	7,000,000	7,445,928
05/01/32	7.700%	1,500,000	2,132,828
12/15/43	5.350%	1,000,000	1,189,842
Viacom, Inc.
06/15/22	3.125%	3,500,000	3,570,137
09/01/23	4.250%	2,640,000	2,805,380
Walt Disney Co. (The)
06/01/44	4.125%	2,210,000	2,493,441
Total			81,261,857

Metals 0.5%

Barrick Gold Corp.
05/01/23	4.100%	286,000	308,428
Barrick North America Finance LLC
05/30/21	4.400%	982,000	1,075,690
05/01/43	5.750%	710,000	832,573
Freeport-McMoRan, Inc.
03/15/23	3.875%	2,760,000	2,476,879
Glencore Finance Canada Ltd. (b)
11/15/21	4.950%	1,830,000	1,935,426
Southern Copper Corp.
11/08/42	5.250%	1,030,000	973,627
Steel Dynamics, Inc.
08/15/19	6.125%	4,990,000	5,145,937
10/01/24	5.500%	5,000,000	5,237,500
Vale Overseas Ltd.
08/10/26	6.250%	1,800,000	1,880,460
Total			19,866,520

Midstream 2.0%

AmeriGas Partners LP/Finance Corp.
08/20/26	5.875%	5,000,000	5,300,000
Enbridge Energy Partners LP
03/15/20	5.200%	2,020,000	2,164,781
Enbridge, Inc.
10/01/23	4.000%	1,450,000	1,493,119
06/10/44	4.500%	1,300,000	1,203,865

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Midstream (continued)

Energy Transfer Equity LP
10/15/20	7.500%	$1,662,000	$1,824,045
Energy Transfer Partners LP
10/01/20	4.150%	2,140,000	2,238,280
02/01/22	5.200%	753,000	816,153
02/01/23	3.600%	2,770,000	2,726,098
03/15/35	4.900%	1,500,000	1,384,596
02/01/42	6.500%	1,771,000	1,847,291
Enterprise Products Operating LLC
09/01/20	5.200%	5,020,000	5,605,242
03/15/44	4.850%	4,160,000	4,323,284
Enterprise Products Operating LLC (c)
01/15/68	7.034%	2,020,000	2,134,716
Kinder Morgan Energy Partners LP
04/01/20	6.500%	1,870,000	2,099,417
09/15/20	5.300%	1,600,000	1,726,291
09/01/39	6.500%	2,000,000	2,153,358
Kinder Morgan, Inc.
06/01/25	4.300%	730,000	758,698
06/01/45	5.550%	2,510,000	2,574,986
MPLX LP
12/01/24	4.875%	1,000,000	1,034,326
06/01/25	4.875%	4,700,000	4,856,425
Magellan Midstream Partners LP
07/15/19	6.550%	2,740,000	3,069,093
Plains All American Pipeline LP/Finance Corp.
06/01/22	3.650%	3,360,000	3,405,958
Sabine Pass Liquefaction LLC
03/01/25	5.625%	6,800,000	7,310,000
Suburban Propane Partners LP/Energy Finance Corp.
03/01/25	5.750%	958,000	969,975
Sunoco Logistics Partners Operations LP
01/15/23	3.450%	4,665,000	4,663,017
07/15/26	3.900%	1,350,000	1,376,613
Targa Resources Partners LP/Finance Corp.
11/15/23	4.250%	2,140,000	2,067,775
Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	2,000,000	2,130,000
TransCanada PipeLines Ltd
08/01/22	2.500%	1,800,000	1,805,337
Williams Companies, Inc. (The)
01/15/23	3.700%	2,155,000	2,090,350
06/24/44	5.750%	810,000	834,300
Williams Partners LP
11/15/20	4.125%	2,760,000	2,868,601
09/15/45	5.100%	2,160,000	2,107,344
Total			82,963,334

Natural Gas 0.1%

NiSource Finance Corp.
02/01/45	5.650%	1,660,000	2,102,214

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Natural Gas (continued)

Sempra Energy
10/01/22	2.875%	$1,830,000	$1,891,836
Total			3,994,050

Office REIT 0.1%

Boston Properties LP
02/01/26	3.650%	1,400,000	1,480,706
Kilroy Realty LP
01/15/23	3.800%	3,200,000	3,324,614
10/01/25	4.375%	690,000	745,014
Total			5,550,334

Oil Field Services 0.1%

Ensco PLC
03/15/25	5.200%	2,140,000	1,565,087
Halliburton Co.
11/15/25	3.800%	2,930,000	3,029,213
Weatherford International Ltd.
04/15/22	4.500%	1,330,000	1,123,850
Total			5,718,150

Other Financial Institutions 0.1%

GrupoSura Finance SA (b)
04/29/26	5.500%	4,600,000	4,887,500

Other Industry 0.1%

Belden, Inc. (b)
07/15/24	5.250%	2,384,000	2,419,760

Other REIT 0.2%

Hospitality Properties Trust
03/15/24	4.650%	4,930,000	5,066,073
Host Hotels & Resorts LP
10/15/23	3.750%	1,660,000	1,681,190
PLA Administradora Industrial S de RL de CV (b)
11/10/22	5.250%	2,250,000	2,295,000
Total			9,042,263

Packaging 0.5%

Ball Corp.
11/15/23	4.000%	5,810,000	5,853,575
Berry Plastics Corp.
07/15/23	5.125%	6,454,000	6,550,810
Crown Americas LLC/Capital Corp. IV
01/15/23	4.500%	4,900,000	5,083,750
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	4,000,000	4,125,000
Total			21,613,135

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Paper 0.3%

Georgia-Pacific LLC (b)
11/01/20	5.400%	$4,310,000	$4,873,826
International Paper Co.
11/15/41	6.000%	690,000	815,896
08/15/47	4.400%	2,580,000	2,609,069
WestRock RKT Co.
03/01/23	4.000%	3,005,000	3,173,346
WestRock RKT Co.
03/01/20	3.500%	1,430,000	1,493,226
Total			12,965,363

Pharmaceuticals 2.0%

AbbVie, Inc.
11/06/17	1.750%	4,310,000	4,324,158
11/06/22	2.900%	2,420,000	2,481,451
05/14/25	3.600%	4,230,000	4,421,462
11/06/42	4.400%	2,420,000	2,518,116
05/14/46	4.450%	610,000	637,078
Actavis Funding SCS
06/15/24	3.850%	1,810,000	1,923,858
03/15/35	4.550%	2,580,000	2,740,471
Actavis, Inc.
10/01/17	1.875%	3,258,000	3,269,240
10/01/22	3.250%	3,980,000	4,125,369
10/01/42	4.625%	850,000	905,444
Amgen, Inc. (b)
06/15/51	4.663%	3,496,000	3,725,921
Baxalta, Inc.
06/22/18	2.000%	2,000,000	2,004,952
06/23/25	4.000%	2,910,000	3,105,741
Biogen, Inc.
09/15/22	3.625%	5,820,000	6,233,773
Celgene Corp.
08/15/22	3.250%	2,520,000	2,644,901
08/15/25	3.875%	4,840,000	5,174,972
Forest Laboratories LLC (b)
02/15/21	4.875%	3,830,000	4,253,085
Gilead Sciences, Inc.
12/01/21	4.400%	4,940,000	5,518,499
03/01/26	3.650%	4,470,000	4,811,159
Mallinckrodt International Finance SA
04/15/18	3.500%	4,400,000	4,394,500
Merck & Co., Inc.
09/15/22	2.400%	2,155,000	2,217,215
Mylan NV (b)
06/15/26	3.950%	1,890,000	1,904,245
Perrigo Finance Unlimited Co.
03/15/21	3.500%	4,250,000	4,395,605
12/15/24	3.900%	1,200,000	1,217,627
Roche Holdings, Inc. (b)
09/30/24	3.350%	2,010,000	2,172,915

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Pharmaceuticals (continued)

Valeant Pharmaceuticals International, Inc. (b)
04/15/25	6.125%	$3,550,000	$3,057,438
Total			84,179,195

Property & Casualty 0.8%

Allstate Corp. (The) (c)
08/15/53	5.750%	1,460,000	1,567,675
Berkshire Hathaway Finance Corp.
05/15/22	3.000%	1,440,000	1,529,876
Berkshire Hathaway, Inc.
03/15/23	2.750%	2,080,000	2,161,505
02/11/43	4.500%	3,510,000	4,066,209
Chubb INA Holdings, Inc.
03/15/25	3.150%	3,840,000	4,057,912
05/03/26	3.350%	1,480,000	1,584,720
Hartford Financial Services Group, Inc. (The)
10/15/16	5.500%	1,420,000	1,422,566
10/15/36	5.950%	550,000	656,245
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	2,060,000	2,298,672
08/01/44	4.850%	2,760,000	2,874,970
Markel Corp.
07/01/22	4.900%	3,050,000	3,379,363
03/30/23	3.625%	860,000	889,509
Travelers Companies, Inc. (The)
08/01/43	4.600%	1,000,000	1,193,069
08/25/45	4.300%	1,120,000	1,289,126
05/15/46	3.750%	850,000	895,475
WR Berkley Corp.
03/15/22	4.625%	1,860,000	2,040,388
08/01/44	4.750%	780,000	825,386
Total			32,732,666

Railroads 0.4%

Burlington Northern Santa Fe LLC
09/01/20	3.600%	1,881,000	2,024,616
09/15/41	4.950%	2,350,000	2,829,076
03/15/43	4.450%	2,430,000	2,757,418
04/01/45	4.150%	1,000,000	1,101,347
CSX Corp.
06/01/21	4.250%	1,600,000	1,763,386
Norfolk Southern Corp.
04/01/18	5.750%	1,280,000	1,364,210
12/01/21	3.250%	2,300,000	2,442,858
Union Pacific Corp.
09/15/41	4.750%	2,150,000	2,555,283
Total			16,838,194

Refining 0.2%

Phillips 66
04/01/22	4.300%	5,500,000	6,045,815
11/15/34	4.650%	185,000	200,205

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Refining (continued)

Tesoro Corp.
10/01/22	5.375%	$1,800,000	$1,872,000
Total			8,118,020

Restaurants 0.2%

BC ULC/New Red Finance, Inc. (b)
01/15/22	4.625%	6,750,000	7,020,000
McDonalds Corp.
05/26/25	3.375%	2,000,000	2,106,714
Total			9,126,714

Retail REIT 0.2%

DDR Corp.
04/15/18	4.750%	2,860,000	2,969,197
02/01/25	3.625%	1,390,000	1,405,347
VEREIT Operating Partnership LP
06/01/21	4.125%	4,000,000	4,130,000
06/01/26	4.875%	1,875,000	1,980,469
Total			10,485,013

Retailers 1.2%

CVS Health Corp.
07/20/22	3.500%	2,500,000	2,675,972
12/01/22	2.750%	2,500,000	2,574,025
07/20/45	5.125%	2,180,000	2,667,546
Dollar General Corp.
04/15/23	3.250%	3,900,000	4,026,430
Hanesbrands, Inc. (b)
05/15/24	4.625%	3,640,000	3,735,550
Home Depot, Inc. (The)
06/01/22	2.625%	2,000,000	2,076,838
09/15/25	3.350%	1,490,000	1,614,916
04/01/41	5.950%	3,590,000	4,936,857
Macy’s Retail Holdings, Inc.
02/15/23	2.875%	2,040,000	1,993,827
PVH Corp.
12/15/22	4.500%	5,470,000	5,702,475
SACI Falabella (b)
04/30/23	3.750%	5,000,000	5,201,015
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	3,100,000	3,336,375
Target Corp.
04/15/26	2.500%	2,560,000	2,612,334
07/01/42	4.000%	1,000,000	1,089,181
Wal-Mart Stores, Inc.
04/01/40	5.625%	5,040,000	6,799,343
04/22/44	4.300%	500,000	587,350
Total			51,630,034

Supermarkets 0.2%

Koninklijke Ahold Delhaize NV
10/01/40	5.700%	880,000	1,065,148

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Supermarkets (continued)

Kroger Co. (The)
01/15/21	3.300%	$5,130,000	$5,418,737
Total			6,483,885

Technology 2.3%

Apple, Inc.
02/23/26	3.250%	1,390,000	1,477,442
02/23/46	4.650%	800,000	923,141
Avnet, Inc.
04/15/26	4.625%	850,000	879,997
Cisco Systems, Inc.
06/15/22	3.000%	3,250,000	3,480,444
02/15/39	5.900%	1,200,000	1,607,542
CommScope, Inc. (b)
06/15/20	4.375%	4,596,000	4,733,880
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b)
06/15/24	7.125%	2,500,000	2,749,620
06/15/26	6.020%	6,870,000	7,531,602
Equifax, Inc.
12/15/22	3.300%	1,908,000	2,005,165
Fidelity National Information Services, Inc.
04/15/23	3.500%	2,046,000	2,146,849
08/15/26	3.000%	2,710,000	2,683,382
First Data Corp. (b)
01/15/24	5.000%	8,130,000	8,251,950
Hewlett Packard Enterprise Co. (b)
10/15/20	3.600%	5,400,000	5,665,804
10/15/25	4.900%	3,010,000	3,212,591
Intuit, Inc.
03/15/17	5.750%	2,170,000	2,214,136
Lam Research Corp.
06/15/26	3.900%	2,640,000	2,748,876
Microsoft Corp.
02/12/25	2.700%	3,380,000	3,499,206
11/03/25	3.125%	1,480,000	1,574,353
NXP BV/Funding LLC (b)
06/15/20	4.125%	5,000,000	5,306,250
09/01/22	3.875%	2,300,000	2,409,250
Oracle Corp.
10/15/22	2.500%	1,630,000	1,672,532
07/15/23	3.625%	2,690,000	2,921,136
07/08/34	4.300%	2,050,000	2,223,264
07/15/46	4.000%	2,180,000	2,252,622
Pitney Bowes, Inc.
03/15/24	4.625%	3,030,000	3,150,761
Sanmina Corp. (b)
06/01/19	4.375%	2,000,000	2,085,000
Seagate HDD Cayman
11/15/18	3.750%	750,000	769,687
06/01/23	4.750%	4,380,000	4,336,200
01/01/25	4.750%	1,150,000	1,086,750
Tencent Holdings Ltd. (b)
05/02/19	3.375%	5,000,000	5,179,530

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Technology (continued)

02/11/25	3.800%	$1,100,000	$1,174,020
Western Digital Corp. (b)
04/01/23	7.375%	3,000,000	3,300,000
Xerox Corp.
03/15/17	2.950%	840,000	844,974
Total			96,097,956

Tobacco 0.2%

Altria Group, Inc.
08/09/22	2.850%	4,650,000	4,855,256
Philip Morris International, Inc.
05/17/21	4.125%	1,870,000	2,072,661
Total			6,927,917

Transportation Services 0.1%

Hertz Corp. (The)
04/01/18	4.250%	1,500,000	1,537,500
04/15/19	6.750%	1,077,000	1,101,356
Penske Truck Leasing Co. LP/Finance Corp. (b)
07/17/18	2.875%	1,830,000	1,865,418
Total			4,504,274

Wireless 0.7%

America Movil SAB de CV
07/16/22	3.125%	3,490,000	3,573,216
American Tower Corp.
09/01/20	5.050%	1,950,000	2,155,869
10/15/26	3.375%	2,650,000	2,686,085
Crown Castle International Corp.
01/15/23	5.250%	6,310,000	7,145,066
02/15/26	4.450%	2,180,000	2,394,237
Sprint Communications, Inc.
12/01/16	6.000%	1,550,000	1,557,750
Sprint Communications, Inc. (b)
11/15/18	9.000%	4,230,000	4,663,575
T-Mobile USA, Inc.
04/28/19	6.464%	3,160,000	3,219,250
Turkcell Iletisim Hizmetleri AS (b)
10/15/25	5.750%	3,800,000	3,918,750
Total			31,313,798

Wirelines 2.1%

AT&T, Inc.
03/01/21	5.000%	2,600,000	2,911,108
08/15/21	3.875%	3,080,000	3,324,675
02/17/23	3.600%	2,900,000	3,056,873
04/01/24	4.450%	2,800,000	3,077,626
05/15/25	3.400%	8,470,000	8,702,146
02/15/39	6.550%	2,450,000	3,120,104
12/15/42	4.300%	2,020,000	1,992,417
British Telecommunications PLC
01/15/18	5.950%	3,115,000	3,295,411

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
CenturyLink, Inc.
09/15/19	6.150%	$1,505,000	$1,625,400
Deutsche Telekom International Finance BV
08/20/18	6.750%	3,420,000	3,754,387
Frontier Communications Corp.
04/15/20	8.500%	5,600,000	6,055,000
09/15/25	11.000%	2,150,000	2,244,062
Orange SA
09/14/21	4.125%	2,252,000	2,494,601
02/06/44	5.500%	720,000	902,266
Telecom Italia Capital SA
09/30/34	6.000%	1,210,000	1,198,202
Telefonica Chile SA (b)
10/12/22	3.875%	8,000,000	8,238,552
Telefonica Emisiones SAU
02/16/21	5.462%	2,410,000	2,743,865
Verizon Communications, Inc.
09/14/18	3.650%	4,840,000	5,051,721
11/01/22	2.450%	1,430,000	1,452,308
09/15/23	5.150%	5,570,000	6,488,643
03/15/34	5.050%	3,830,000	4,304,817
11/01/41	4.750%	7,410,000	8,019,132
08/21/46	4.862%	2,761,000	3,092,494
08/21/54	5.012%	1,992,000	2,199,646
Total			89,345,456
Total Corporate Bonds & Notes (Cost: $1,579,120,618)			$1,645,598,093

Residential Mortgage-Backed Securities - Agency 24.5%
Federal Home Loan Mortgage Corp.
11/01/22- 06/01/33	5.000%	1,586,357	1,724,900
03/01/34- 08/01/38	5.500%	3,740,406	4,260,568
02/01/38	6.000%	1,171,412	1,343,364
02/01/43	3.000%	18,229,945	18,981,870
Federal Home Loan Mortgage Corp. (c)
05/01/35	2.870%	345,121	365,067
12/01/35	2.709%	3,480,744	3,683,944
07/01/36	2.772%	3,681,393	3,892,542
07/01/36	2.989%	3,182,293	3,357,079
10/01/36	2.570%	2,614,137	2,769,688
04/01/37	2.799%	2,528,523	2,672,094
02/01/38	5.722%	2,141,728	2,244,561
04/01/38	4.773%	1,091,380	1,138,630
06/01/38	5.970%	1,450,537	1,514,825
07/01/38	5.143%	311,308	322,135
07/01/40	3.130%	659,744	696,356
09/01/40	4.061%	1,083,885	1,137,990
02/01/41	3.776%	989,750	1,037,548
05/01/41	3.005%	302,559	317,816
07/01/41	3.140%	1,513,280	1,590,531
07/01/41	3.666%	1,329,374	1,393,919

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
07/01/41	4.238%	$1,858,045	$1,964,410
12/01/42	2.058%	5,075,997	5,211,193
02/01/43	1.981%	1,410,892	1,458,337
02/01/43	2.322%	4,796,266	4,922,055
06/01/43	1.783%	1,340,191	1,375,148
Federal National Mortgage Association
08/01/18- 05/01/39	6.500%	1,170,732	1,365,146
07/01/31- 01/01/42	5.000%	31,926,347	35,655,852
04/01/33- 01/01/39	5.500%	14,853,656	16,850,697
07/01/33- 11/01/40	4.500%	17,951,207	19,957,050
12/01/33- 09/01/37	6.000%	6,767,301	7,820,809
10/01/40- 04/01/46	4.000%	97,150,151	104,738,915
12/01/40- 05/01/46	3.500%	179,824,810	190,462,731
Federal National Mortgage Association (c)
06/01/35	2.440%	3,816,238	3,969,610
06/01/35	2.441%	5,678,167	5,893,559
06/01/35	2.442%	1,896,281	1,976,739
06/01/35	2.443%	2,113,210	2,202,337
06/01/37	2.409%	1,786,125	1,866,729
03/01/38	2.714%	3,844,019	4,067,576
06/01/38	4.778%	1,155,845	1,221,077
03/01/39	2.737%	3,440,454	3,623,478
03/01/40	2.697%	1,060,615	1,121,344
08/01/40	3.623%	959,032	1,012,111
10/01/40	3.927%	1,715,530	1,803,678
08/01/41	3.110%	1,902,661	2,000,618
09/01/41	3.332%	958,116	1,003,746
CMO Series 2005-106 Class UF
11/25/35	0.825%	2,008,246	2,002,719
CMO Series 2006-43 Class FM
06/25/36	0.825%	738,089	735,785
CMO Series 2007-36 Class FB
04/25/37	0.925%	3,073,427	3,073,330
Federal National Mortgage Association (d)
11/12/45	4.500%	83,850,000	91,733,512
10/13/46	3.000%	62,000,000	64,438,826
10/13/46	3.500%	75,165,000	79,310,816
10/13/46	4.000%	72,000,000	77,326,877
Government National Mortgage Association
07/20/39- 10/20/40	5.000%	13,800,225	15,384,350
02/15/40- 06/15/41	4.500%	29,501,665	33,107,755
07/15/40- 09/20/45	4.000%	33,714,134	36,200,671
04/20/42- 04/20/45	3.500%	59,133,747	62,929,548
07/20/46	2.500%	19,877,268	20,223,295
Government National Mortgage Association (d)
10/23/44	4.000%	45,000,000	48,218,553
10/20/46	2.500%	15,000,000	15,247,851

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
10/20/46	3.500%	$15,000,000	$15,931,641
Total Residential Mortgage-Backed Securities - Agency (Cost: $1,030,308,947)			$1,043,855,901

Residential Mortgage-Backed Securities - Non-Agency 6.4%
Alternative Loan Trust Series 2003-20CB
10/25/33	5.500%	5,715,115	6,102,477
Banc of America Mortgage Trust CMO Series 2005-1 Class 1A15
02/25/35	5.500%	1,101,889	1,131,386
Bear Stearns ARM Trust CMO Series 2005-6 Class 1A1 (c)
08/25/35	3.228%	4,750,652	4,298,926
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2006-1 Class A1 (c)
02/25/36	2.760%	5,759,818	5,622,222
Citicorp Mortgage Securities Trust CMO Series 2007-8 Class 1A3
09/25/37	6.000%	2,405,233	2,482,216
Citigroup Mortgage Loan Trust, Inc. (c)
CMO Series 2004-UST1 Class A4
08/25/34	2.655%	1,178,755	1,135,183
CMO Series 2005-4 Class A
08/25/35	3.045%	4,548,077	4,499,605
CMO Series 2005-6 Class A2
09/25/35	2.740%	3,380,851	3,375,572
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-4 Class A19
05/25/34	5.250%	883,739	900,932
CMO Series 2004-5 Class 2A4
05/25/34	5.500%	227,849	229,126
Credit Suisse First Boston Mortgage Securities Corp. (c)
07/25/35	5.460%	7,414,084	7,092,388
Credit Suisse First Boston Mortgage-Backed Trust CMO Series 2004-AR6 Class 2A1 (c)
10/25/34	2.991%	3,396,246	3,366,220
Fannie Mae Connecticut Avenue Securities (c)
CMO Series 2016-C03 Class 2M2
10/25/28	6.425%	6,000,000	6,549,366
CMO Series 2016-C04 Class 1M2
01/25/29	4.775%	11,600,000	11,872,041
CMO Series 2016-C05 Class 2M2
01/25/29	4.975%	7,145,000	7,393,476
First Horizon Mortgage Pass-Through Trust (c)
CMO Series 2005-AR3 Class 4A1
08/25/35	2.865%	1,047,271	1,006,344
CMO Series 2006-AR4 Class 1A2
01/25/37	2.761%	5,600,976	4,898,536
GSR Mortgage Loan Trust
Series 2005-6F Class 1A5
07/25/35	5.250%	2,887,182	2,956,244

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
GSR Mortgage Loan Trust (c)
CMO Series 2005-AR6 Class 2A1
09/25/35	2.917%	$3,545,273	$3,602,883
JPMorgan Mortgage Trust
CMO Series 2006-S1 Class 1A2
04/25/36	6.500%	6,272,214	6,547,479
JPMorgan Mortgage Trust (c)
CMO Series 2005-A4 Class 1A1
07/25/35	2.920%	1,674,106	1,641,503
CMO Series 2005-A4 Class 2A1
07/25/35	3.137%	1,280,782	1,269,379
CMO Series 2005-S2 Class 3A1
02/25/32	6.937%	868,837	902,351
CMO Series 2006-A3 Class 7A1
04/25/35	2.971%	1,941,095	1,884,691
CMO Series 2006-A4 Class 3A1
06/25/36	3.030%	4,032,632	3,500,268
MASTR Adjustable Rate Mortgages Trust CMO Series 2004-13 Class 3A7 (c)
11/21/34	3.044%	2,093,765	2,134,745
Merrill Lynch Mortgage Investors Trust CMO Series 2005-A2 Class A2 (c)
02/25/35	2.652%	3,327,216	3,267,562
PHH Mortgage Capital Trust CMO Series 2007-6 Class A1 (c)
12/18/37	5.438%	269,019	269,228
RALI Trust CMO Series 2006-QS17 Class A5
12/25/36	6.000%	8,530,219	7,237,258
Sequoia Mortgage Trust (b)
CMO Series 2013-12 Class A1
12/25/43	4.000%	2,280,853	2,365,493
Sequoia Mortgage Trust (c)
CMO Series 2012-1 Class 1A1
01/25/42	2.865%	469,456	474,812
Structured Adjustable Rate Mortgage Loan Trust CMO Series 2004-8 Class 2A1 (c)
07/25/34	2.888%	4,600,160	4,569,942
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2004-3 (c)
03/25/34	5.624%	5,907,778	5,982,803
Thornburg Mortgage Securities Trust CMO Series 2006-4 Class A2B (c)
07/25/36	2.785%	7,677,732	7,386,209
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2003-S11 Class 3A5
11/25/33	5.950%	469,675	488,604
WaMu Mortgage Pass-Through Certificates Trust (c)
Series 2005-AR7
08/25/35	2.747%	5,358,550	5,353,597
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05/25/34	5.500%	964,147	983,336
CMO Series 2005-17 Class 1A1

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
01/25/36	5.500%	$155,955	$152,639
CMO Series 2005-18 Class 1A1
01/25/36	5.500%	2,751,080	2,707,617
CMO Series 2005-9 Class 1A11
10/25/35	5.500%	1,057,706	1,058,160
CMO Series 2006-10 Class A4
08/25/36	6.000%	930,091	927,731
CMO Series 2006-13 Class A5
10/25/36	6.000%	4,651,512	4,684,170
CMO Series 2006-7 Class 3A1
06/25/36	6.000%	2,137,637	2,086,519
CMO Series 2006-8 Class A10
07/25/36	6.000%	3,024,824	3,039,143
CMO Series 2006-8 Class A15
07/25/36	6.000%	4,419,446	4,459,496
CMO Series 2006-8 Class A9
07/25/36	6.000%	3,817,437	3,835,508
CMO Series 2007-11 Class A3
08/25/37	6.000%	1,067,864	1,060,591
CMO Series 2007-11 Class A36
08/25/37	6.000%	7,769,651	7,716,729
CMO Series 2007-13 Class A1
09/25/37	6.000%	4,590,331	4,623,286
CMO Series 2007-14 Class 2A2
10/25/22	5.500%	919,435	941,768
CMO Series 2007-15 Class A1
11/25/37	6.000%	1,759,044	1,741,928
CMO Series 2007-16 Class 1A1
12/28/37	6.000%	620,605	640,993
CMO Series 2007-4 Class A15
04/27/37	6.000%	1,769,657	1,738,066
CMO Series 2007-7 Class A1
06/25/37	6.000%	2,749,201	2,704,521
CMO Series 2008-1 Class 4A1
02/25/38	5.750%	1,959,738	2,048,004
Series 2007-12 Class A7
09/25/37	5.500%	2,219,828	2,228,791
Series 2007-8 Class 2A2
07/25/37	6.000%	4,568,145	4,553,173
Wells Fargo Mortgage-Backed Securities Trust (c)
CMO Series 2004-A Class A1
02/25/34	2.869%	521,344	524,508
CMO Series 2004-Z Class 2A2
12/25/34	2.855%	3,594,197	3,655,882
CMO Series 2005-AR10 Class 2A17
06/25/35	2.956%	6,289,068	6,509,128
CMO Series 2005-AR12 Class 2A6
06/25/35	2.953%	3,930,155	4,021,287
CMO Series 2005-AR16 Class 3A2
03/25/35	3.039%	3,508,080	3,517,547
CMO Series 2005-AR16 Class 6A3
10/25/35	3.070%	7,358,353	7,416,198
CMO Series 2006-AR10 Class 1A1
07/25/36	3.015%	1,778,289	1,699,530
CMO Series 2006-AR10 Class 2A1
07/25/36	3.018%	2,073,396	2,029,320
CMO Series 2006-AR10 Class 4A1
07/25/36	2.915%	6,538,321	6,127,869

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2006-AR14 Class 1A7
10/25/36	3.106%	$5,041,916	$4,674,361
CMO Series 2006-AR16 Class A1
10/25/36	3.227%	7,029,872	6,480,207
CMO Series 2006-AR19 Class A1
12/25/36	5.249%	6,360,989	5,911,108
CMO Series 2006-AR5 Class 2A1
04/25/36	3.159%	8,219,830	7,697,837
CMO Series 2006-AR7 Class 2A1
05/25/36	3.088%	3,147,858	2,980,374
CMO Series 2007-AR10 Class 1A1
01/25/38	6.318%	706,417	686,677
CMO Series 2007-AR7 Class A1
12/28/37	2.944%	1,304,705	1,194,501
Series 2006-AR1 Class 1A1
03/25/36	2.999%	6,151,745	5,763,305
Series 2006-AR10 Class 5A6
07/25/36	3.080%	2,839,351	2,786,362
Series 2006-AR12 Class 1A1
09/25/36	3.232%	2,535,562	2,426,251
Series 2006-AR14 Class 2A1
10/25/36	3.027%	3,877,693	3,666,825
Series 2006-AR2 Class 2A3
03/25/36	2.894%	1,992,777	1,952,452
Wells Fargo Mortgage-Backed Securities Series 2005-AR4 (c)
04/25/35	2.995%	4,045,202	4,041,467
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $275,083,303)			$273,486,232

Commercial Mortgage-Backed Securities - Non-Agency 7.3%
American Homes 4 Rent Trust Series 2014-SFR1 Class A (b)(c)
06/17/31	1.525%	18,278,539	18,221,219
BB-UBS Trust Series 2012-SHOW Class A (b)
11/05/36	3.430%	12,000,000	12,762,960
BLCP Hotel Trust Series 2014-CLRN Class A (b)(c)
08/15/29	1.475%	20,668,824	20,612,022
Banc of America Merrill Lynch Commercial Mortgage Securities Trust (b)
Subordinated, Series 2015-200P Class B
04/14/33	3.490%	15,000,000	15,744,558
Banc of America Merrill Lynch Commercial Mortgage Securities Trust (b)(c)
Series 2014-ICTS Class A
06/15/28	1.324%	10,000,000	9,982,797
CD Mortgage Trust Series 2016-CD1 Class AM
08/10/49	2.926%	5,125,000	5,179,717
Commercial Mortgage Trust
Series 2014-LC17 Class B

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
10/10/47	4.490%	$9,400,000	$10,298,185
Series 2014-UBS5 Class B
09/10/47	4.514%	14,225,000	15,628,890
Series 2015-CR22 Class AM
03/10/48	3.603%	3,000,000	3,172,665
Series 2015-CR22 Class B
03/10/48	3.926%	10,000,000	10,701,670
Subordinated, Series 2015-LC21 Class AM
07/10/48	4.043%	20,000,000	21,963,306
Commercial Mortgage Trust (b)(c)
Series 2014-BBG Class A
03/15/29	1.324%	12,200,000	12,082,103
Commercial Mortgage Trust (c)
Series 2014-CR15 Class B
02/10/47	4.865%	10,000,000	11,285,703
Series 2016-CR28 Class B
02/10/49	4.803%	11,055,000	12,349,331
Core Industrial Trust (b)
Series 2015-CALW Class B
02/10/34	3.252%	8,750,000	9,166,337
Series 2015-TEXW Class B
02/10/34	3.329%	6,400,000	6,703,032
Series 2015-WEST Class A
02/10/37	3.292%	10,000,000	10,549,143
GS Mortgage Securities Trust Series 2015-GC28 Class AS
02/10/48	3.759%	9,337,000	9,970,968
Invitation Homes Trust (b)(c)
Series 2014-SFR1 Class A
06/17/31	1.525%	11,251,787	11,221,735
Series 2014-SFR3 Class A
12/17/31	1.725%	18,044,183	18,051,529
Irvine Core Office Trust Series 2013-IRV Class A2 (b)(c)
05/15/48	3.279%	14,000,000	14,700,221
JPMBB Commercial Mortgage Securities Trust Series 2014-C21 Class B
08/15/47	4.341%	9,100,000	9,942,960
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3 Class AS
08/15/49	3.144%	9,500,000	9,782,205
JPMorgan Chase Commercial Mortgage Securities Trust (b)(c)
Series 2014-CBM Class B
10/15/29	1.924%	9,450,000	9,348,695
JPMorgan Chase Commercial Mortgage Securities Trust (c)
Series 2016-JP2 Class B
08/15/49	3.460%	9,190,000	9,497,906
Subordinated, Series 2013-C16 Class C
12/15/46	5.141%	5,440,000	5,911,420
Morgan Stanley Capital I Trust Series 2014-CPT Class C (b)(c)
07/13/29	3.560%	6,550,000	6,772,800
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $301,746,805)			$311,604,077

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 4.0%
Avis Budget Rental Car Funding AESOP LLC (b)
Series 2012-2A Class A
05/20/18	2.802%	$7,000,000	$7,033,914
Series 2012-3A Class A
03/20/19	2.100%	20,000,000	20,059,154
BMW Floorplan Master Owner Trust Series 2015-1A Class A (b)(c)
07/15/20	1.024%	7,050,000	7,056,627
Barclays Dryrock Issuance Trust Series 2014-1 Class A (c)
12/16/19	0.884%	7,825,000	7,828,000
Chase Issuance Trust Subordinated, Series 2007-B1 Class B1 (c)
04/15/19	0.774%	8,450,000	8,444,756
Enterprise Fleet Financing LLC Series 2016-1 Class A2 (b)
09/20/21	1.830%	10,525,000	10,523,839
Hertz Fleet Lease Funding LP (b)(c)
Series 2013-3 Class A
12/10/27	1.068%	1,483,318	1,483,970
Series 2014-1 Class A
04/10/28	0.918%	4,977,769	4,979,460
Series 2016-1 Class A1
04/10/30	1.574%	9,300,000	9,321,749
Hilton Grand Vacations Trust (b)
Series 2013-A Class A
01/25/26	2.280%	4,181,027	4,188,774
Series 2014-AA Class A
11/25/26	1.770%	6,837,255	6,766,269
Series 2014-AA Class B
11/25/26	2.070%	3,500,267	3,480,829
MVW Owner Trust Series 2015-1A Class A (b)
12/20/32	2.520%	6,430,662	6,463,696
Sierra Timeshare Receivables Funding LLC (b)
Series 2013-1A Class A
11/20/29	1.590%	8,849,038	8,833,266
Series 2013-2A Class A
11/20/25	2.280%	3,387,677	3,396,356
Series 2014-1 Class A
03/20/30	2.070%	7,858,646	7,818,425
Series 2015-1A Class A
03/22/32	2.400%	7,586,620	7,622,613
Series 2015-2A Class A
06/20/32	2.430%	7,738,601	7,745,063
Series 2016-2A Class A
07/20/33	2.330%	12,749,395	12,742,584
TAL Advantage V LLC Series 2013-2A Class A (b)
11/20/38	3.550%	3,583,334	3,547,756
Toyota Auto Receivables Owner Trust Series 2015-C Class A2B (c)
02/15/18	0.854%	5,215,796	5,218,633
U.S. Airways Pass-Through Trust Series 2013-1 Class A
11/15/25	3.950%	1,472,907	1,561,281

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
VSE VOI Mortgage LLC Series 2016-A Class A (b)
07/20/33	2.540%	$13,500,000	$13,553,314
Volvo Financial Equipment LLC Series 2015-1A Class A2 (b)
11/15/17	0.950%	1,707,627	1,707,350
Total Asset-Backed Securities - Non-Agency (Cost: $171,271,811)			$171,377,678

U.S. Treasury Obligations 17.2%
U.S. Treasury
01/31/18	0.875%	35,000,000	35,073,815
02/15/18	1.000%	32,000,000	32,120,000
03/15/18	1.000%	30,000,000	30,116,010
05/15/18	1.000%	50,000,000	50,199,200
10/31/18	1.250%	40,000,000	40,362,480
02/28/19	1.500%	60,000,000	60,937,500
07/31/19	1.625%	68,000,000	69,413,125
09/30/19	1.750%	45,000,000	46,121,490
11/30/19	1.500%	66,000,000	67,157,574
12/31/19	1.625%	14,000,000	14,301,322
01/31/20	1.250%	64,000,000	64,590,016
02/15/40	4.625%	4,000,000	5,771,248
11/15/42	2.750%	2,800,000	3,049,375
05/15/43	2.875%	5,500,000	6,123,047
08/15/43	3.625%	4,000,000	5,092,344
11/15/43	3.750%	21,400,000	27,851,758
08/15/44	3.125%	45,150,000	52,693,210
11/15/44	3.000%	30,000,000	34,205,850
02/15/45	2.500%	17,000,000	17,568,446
05/15/45	3.000%	23,300,000	26,565,635
U.S. Treasury (e)
11/15/18	1.250%	40,000,000	40,368,750
Total U.S. Treasury Obligations (Cost: $710,469,994)			$729,682,195

U.S. Government & Agency Obligations 1.1%
Federal National Mortgage Association
04/24/26	2.125%	5,300,000	5,393,540
11/15/30	6.625%	27,260,000	41,452,046
Total U.S. Government & Agency Obligations (Cost: $40,840,347)			$46,845,586

Foreign Government Obligations(a)(f) 4.8%
Argentina 0.1%
Argentina Republic Government International Bond (b)
04/22/26	7.500%	5,250,000	5,922,000

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(f) (continued)
Canada 0.1%
CNOOC Nexen Finance ULC
04/30/24	4.250%	$2,170,000	$2,345,217

Chile 0.1%
Chile Government International Bond
09/14/21	3.250%	2,300,000	2,463,300
10/30/42	3.625%	800,000	851,000
Total			3,314,300

Colombia 0.3%
Colombia Government International Bond
01/28/26	4.500%	3,600,000	3,969,000
09/18/37	7.375%	5,350,000	7,209,125
01/18/41	6.125%	1,420,000	1,724,438
Total			12,902,563

Egypt 0.1%
Egypt Government International Bond (b)
06/11/25	5.875%	3,300,000	3,136,056

Germany 0.1%
KFW
10/04/22	2.000%	2,880,000	2,957,579

Hungary 0.1%
Hungary Government International Bond
03/29/41	7.625%	1,900,000	2,980,340

Indonesia 0.3%
Indonesia Government International Bond (b)
01/08/26	4.750%	4,200,000	4,693,500
01/08/46	5.950%	5,200,000	6,587,240
Total			11,280,740

Italy 0.1%
Republic of Italy
09/27/23	6.875%	2,900,000	3,626,462

Mexico 0.7%
Mexico Government International Bond
01/21/26	4.125%	2,000,000	2,151,000
01/11/40	6.050%	3,210,000	3,908,175
03/08/44	4.750%	9,220,000	9,554,225
Pemex Project Funding Master Trust
03/05/20	6.000%	1,635,000	1,765,800
Petroleos Mexicanos
01/24/22	4.875%	4,620,000	4,712,400
06/15/35	6.625%	470,000	478,389

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(f) (continued)
Mexico (continued)
06/02/41	6.500%		$850,000	$826,625
06/27/44	5.500%		2,460,000	2,132,574
Petroleos Mexicanos (b)
08/04/26	6.875%		5,000,000	5,637,500
Total				31,166,688

Netherlands 0.1%
Petrobras Global Finance BV
05/23/21	8.375%		5,300,000	5,777,000

Norway 0.1%
Statoil ASA
01/17/23	2.450%		2,750,000	2,803,396
05/15/43	3.950%		1,130,000	1,165,089
Total				3,968,485

Panama 0.3%
Panama Government International Bond
01/26/36	6.700%		8,000,000	10,920,000

Paraguay 0.1%
Paraguay Government International Bond (b)
04/15/26	5.000%		2,300,000	2,489,750

Peru 0.1%
Peruvian Government International Bond
08/25/27	4.125%		4,300,000	4,912,750
03/14/37	6.550%		780,000	1,101,750
Total				6,014,500

Philippines 0.2%
Philippine Government International Bond
10/23/34	6.375%		4,700,000	6,831,361

Poland 0.1%
Poland Government International Bond
01/22/24	4.000%		5,300,000	5,856,500

Portugal 1.1%
Portugal Obrigacoes do Tesouro OT (b)
10/15/25	2.875%	EUR	44,140,000	48,602,469

Qatar 0.2%
Ras Laffan Liquefied Natural Gas Co., Ltd. III (b)
09/30/27	5.838%		6,000,000	7,020,000

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(f) (continued)
Republic of Namibia 0.1%
Namibia International Bonds (b)
10/29/25	5.250%	$3,500,000	$3,697,050

Serbia 0.1%
Serbia International Bond (b)
09/28/21	7.250%	4,500,000	5,238,180

Slovenia —%
Slovenia Government International Bond (b)
02/18/24	5.250%	1,000,000	1,172,964

South Africa —%
South Africa Government International Bond
01/17/24	4.665%	1,530,000	1,616,139

Turkey 0.2%
Turkey Government International Bond
03/23/23	3.250%	3,330,000	3,130,200
04/14/26	4.250%	3,100,000	3,031,986
04/16/43	4.875%	4,620,000	4,311,430
Total			10,473,616

Uruguay —%
Uruguay Government International Bond
06/18/50	5.100%	1,400,000	1,452,500

Virgin Islands 0.1%
Sinopec Group Overseas Development 2015 Ltd. (b)
04/28/20	2.500%	2,000,000	2,035,168
Total Foreign Government Obligations (Cost: $191,958,352)			$202,797,627

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.5%
California 0.6%
Bay Area Toll Authority Revenue Bonds Build America Bonds Subordinated Series 2010-S1
04/01/40	6.918%	1,265,000	1,870,796
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/40	6.000%	1,050,000	1,384,089

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
11/01/50	6.950%	$270,000	$418,408
Los Angeles Community College District Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/49	6.750%	2,050,000	3,263,908
Sacramento Municipal Utility District Revenue Bonds Build America Bonds Series 2010
05/15/36	6.156%	900,000	1,188,396
San Diego County Regional Airport Authority Revenue Bonds Taxable Senior Consolidated Rental Car Facility Series 2014
07/01/43	5.594%	935,000	1,064,329
San Diego County Water Authority Financing Corp. Revenue Bonds Build America Bonds Series 2010
05/01/49	6.138%	1,900,000	2,708,944
Santa Clara Valley Transportation Authority Revenue Bonds Build America Bonds Series 2010
04/01/32	5.876%	2,220,000	2,882,381
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/39	7.300%	3,740,000	5,700,321
Series 2010
11/01/40	7.600%	1,245,000	2,025,690
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	1,000,000	1,597,150
University of California Revenue Bonds Taxable General Series 2013-AJ
05/15/31	4.601%	1,000,000	1,168,240
Total			25,272,652
Illinois 0.1%
State of Illinois Unlimited General Obligation Bonds Taxable Pension Series 2003
06/01/33	5.100%	3,220,000	3,098,703

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Kentucky 0.1%
Kentucky Turnpike Authority Revenue Bonds Build America Bonds Series 2010B
07/01/30	5.722%	$2,050,000	$2,528,326

Maryland —%
Maryland State Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010
07/01/41	5.754%	850,000	1,127,177

Missouri 0.1%
Missouri Highway & Transportation Commission Revenue Bonds Build America Bonds Series 2009
05/01/33	5.445%	1,700,000	2,169,149

New Jersey 0.1%
New Jersey Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/40	7.414%	1,275,000	2,000,832
Series 2010A
01/01/41	7.102%	2,020,000	3,080,056
Rutgers, The State University of New Jersey Revenue Bonds Build America Bonds Series 2010
05/01/40	5.665%	525,000	671,564
Total			5,752,452
New York 0.3%
City of New York Unlimited General Obligation Bonds Taxable Build America Bonds Series 2010F-1
12/01/37	6.271%	950,000	1,345,884
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/40	6.687%	1,650,000	2,372,485
11/15/40	6.814%	1,100,000	1,594,626
New York City Water & Sewer System Revenue Bonds Build America Bonds Series 2010
06/15/42	5.724%	2,000,000	2,850,520

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
New York (continued)
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/51	4.926%	$2,000,000	$2,496,220
Consolidated 174th
Series 2012
10/01/62	4.458%	1,990,000	2,299,266
Total			12,959,001
Ohio —%
Ohio Water Development Authority Water Pollution Control Revenue Bonds Taxable Loan Fund-Water Quality Series 2010B-2
12/01/34	4.879%	1,160,000	1,387,534

Texas 0.1%
University of Texas System (The) Revenue Bonds Build America Bonds Series 2010D
08/15/42	5.134%	2,310,000	3,035,363

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Washington 0.1%
State of Washington Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/40	5.140%	$3,545,000	$4,701,060
Total Municipal Bonds (Cost: $49,670,898)			$62,031,417

		Shares	Value

Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.382% (g)(h)		132,123,879	$132,123,879
Total Money Market Funds (Cost: $132,123,879)			$132,123,879
Total Investments (Cost: $4,482,594,954) (i)			$4,619,402,685(j)
Other Assets & Liabilities, Net			(365,697,561)
Net Assets			$4,253,705,124

At September 30, 2016, securities totaling $559,858 were pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at September 30, 2016
Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	12/21/2016	27,465,373 CAD	21,303,984 USD	357,014	—
JPMorgan	12/21/2016	12,000,363 CAD	9,082,860 USD	—	(69,436)
JPMorgan	12/21/2016	12,395,600 CHF	12,852,373 USD	30,375	—
JPMorgan	12/21/2016	108,471,612 EUR	122,398,825 USD	93,814	—
JPMorgan	12/21/2016	31,921,654 ILS	8,515,166 USD	—	(21,166)
JPMorgan	12/21/2016	2,187,054,910 JPY	21,485,950 USD	—	(158,945)
JPMorgan	12/21/2016	104,844,702 NOK	12,808,589 USD	—	(308,752)
JPMorgan	12/21/2016	11,611,990 SGD	8,538,542 USD	20,794	—
JPMorgan	12/21/2016	16,349,152 USD	14,536,564 EUR	41,261	—
JPMorgan	12/21/2016	2,226,673 USD	1,973,544 EUR	—	(1,443)
JPMorgan	12/21/2016	11,115,887 USD	1,110,735,048 JPY	—	(123,139)
JPMorgan	12/21/2016	33,720,090 USD	625,700,881 MXN	—	(1,734,209)
JPMorgan	12/21/2016	21,573,500 USD	174,164,945 NOK	216,642	—
JPMorgan	12/21/2016	12,813,251 USD	17,656,280 NZD	3,689	—
JPMorgan	12/21/2016	12,928,747 USD	108,701,569 SEK	—	(205,955)
JPMorgan	12/21/2016	8,334,136 USD	119,545,346 ZAR	243,467	—
JPMorgan	12/21/2016	119,545,346 ZAR	8,567,164 USD	—	(10,439)
UBS	12/21/2016	11,338,443,906 CLP	16,968,638 USD	—	(158,955)
UBS	12/21/2016	14,115,984 GBP	18,851,614 USD	524,491	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS	12/21/2016	32,100,796 ILS	8,565,237 USD	—	(19,000)
UBS	12/21/2016	18,902,538,855 KRW	17,364,879 USD	215,985	—
UBS	12/21/2016	796,940,472 PHP	16,999,583 USD	582,023	—
UBS	12/21/2016	232,074,331 PHP	4,778,141 USD	—	(2,761)
UBS	12/21/2016	65,519,908 PLN	17,022,205 USD	—	(86,437)
UBS	12/21/2016	537,207,995 TWD	17,331,247 USD	71,149	—
UBS	12/21/2016	17,028,049 USD	22,259,179 AUD	—	(22,662)
UBS	12/21/2016	8,259,023 USD	28,332,578 BRL	252,305	—
UBS	12/21/2016	12,628,088 USD	36,772,991,527 COP	—	(46,172)
UBS	12/21/2016	5,469,810 USD	4,212,611 GBP	—	(475)
UBS	12/21/2016	17,045,892 USD	224,494,392,132 IDR	31,846	—
UBS	12/21/2016	3,987,502 USD	52,108,672,598 IDR	—	(23,491)
UBS	12/21/2016	21,117,567 USD	1,419,205,307 INR	—	(50,067)
UBS	12/21/2016	17,190,173 USD	69,800,698 MYR	—	(312,242)
UBS	12/21/2016	8,622,262 USD	32,940,491 PLN	—	(20,799)
UBS	12/21/2016	8,369,841 USD	551,723,172 RUB	242,772	—
Total				2,927,627	(3,376,545)

Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 2-Year Note	200	USD	43,693,750	12/2016	21,325	—
U.S. Treasury 5-Year Note	520	USD	63,188,125	12/2016	—	(48,618)
Total			106,881,875		21,325	(48,618)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2016, the value of these securities amounted to $712,509,333 or 16.75% of net assets.

(c)	Variable rate security.
(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Principal and interest may not be guaranteed by the government.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	81,357,053	1,121,671,634	(1,070,904,808)	132,123,879	199,572	132,123,879

(i)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $4,482,595,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$148,677,000
Unrealized Depreciation	(11,869,000)
Net Unrealized Appreciation	$136,808,000

(j)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,645,598,093	—	1,645,598,093
Residential Mortgage-Backed Securities - Agency	—	1,043,855,901	—	1,043,855,901
Residential Mortgage-Backed Securities - Non-Agency	—	273,486,232	—	273,486,232
Commercial Mortgage-Backed Securities - Non-Agency	—	311,604,077	—	311,604,077
Asset-Backed Securities - Non-Agency	—	171,377,678	—	171,377,678
U.S. Treasury Obligations	729,682,195	—	—	729,682,195
U.S. Government & Agency Obligations	—	46,845,586	—	46,845,586
Foreign Government Obligations	—	202,797,627	—	202,797,627
Municipal Bonds	—	62,031,417	—	62,031,417
Investments measured at net asset value
Money Market Funds	—	—	—	132,123,879
Total Investments	729,682,195	3,757,596,611	—	4,619,402,685
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	2,927,627	—	2,927,627
Futures Contracts	21,325	—	—	21,325
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,376,545)	—	(3,376,545)
Futures Contracts	(48,618)	—	—	(48,618)
Total	729,654,902	3,757,147,693	—	4,618,926,474

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds(a) 97.8%
AUSTRALIA 1.0%
Australia Government Bond (b)
02/21/22	1.250%	AUD	$424,490	$341,191
09/20/30	2.500%	AUD	337,276	327,952
08/21/35	2.000%	AUD	280,909	265,219
Australia Government Index-Linked Bond
08/20/20	4.000%	AUD	49,295	43,087
Australia Government Index-Linked Bond (b)
09/20/25	3.000%	AUD	509,829	481,812
Total				1,459,261

CANADA 2.1%
Canadian Government Real Return Bond
12/01/21	4.250%	CAD	256,022	242,342
12/01/26	4.250%	CAD	212,825	235,597
12/01/31	4.000%	CAD	543,093	662,093
12/01/36	3.000%	CAD	319,163	381,902
12/01/41	2.000%	CAD	498,387	551,149
12/01/44	1.500%	CAD	551,980	573,982
12/01/47	1.250%	CAD	292,754	295,940
Total				2,943,005

DENMARK 0.2%
Denmark Government Bond
11/15/23	0.100%	DKK	1,657,371	270,163

FRANCE 6.0%
France Government Bond OAT
07/25/18	0.250%	EUR	5,194	6,039
07/25/19	1.300%	EUR	58,810	71,001
07/25/21	0.100%	EUR	86,074	103,272
07/25/23	2.100%	EUR	743,499	1,030,576
03/01/25	0.100%	EUR	195,780	241,121
07/25/27	1.850%	EUR	790,157	1,168,272
07/25/29	3.400%	EUR	922,939	1,644,807
07/25/32	3.150%	EUR	660,704	1,221,816
France Government Bond OAT (b)
07/25/24	0.250%	EUR	578,368	722,689
07/25/30	0.700%	EUR	565,927	771,000
07/25/40	1.800%	EUR	716,120	1,267,494
07/25/47	0.100%	EUR	190,000	242,525
Total				8,490,612

GERMANY 1.8%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/30	0.500%	EUR	726,703	996,044
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond (b)
04/15/18	0.750%	EUR	5,308	6,121
Deutsche Bundesrepublik Inflation-Linked Bond
04/15/26	0.100%	EUR	1,033,819	1,308,388
Deutsche Bundesrepublik Inflation-Linked Bond (b)
04/15/46	0.100%	EUR	177,485	257,925
Total				2,568,478

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (a) (continued)
ITALY 3.9%
Italy Buoni Poliennali Del Tesoro (b)
05/15/22	0.100%	EUR	$307,114	$350,426
09/15/23	2.600%	EUR	165,355	221,204
09/15/26	3.100%	EUR	757,392	1,077,942
09/15/32	1.250%	EUR	84,811	104,182
09/15/35	2.350%	EUR	214,935	313,550
09/15/41	2.550%	EUR	2,273,599	3,444,154
Total				5,511,458

JAPAN 17.0%
Japanese Government CPI-Linked Bond
12/10/16	1.100%	JPY	1,024,000,000	10,224,348
06/10/17	1.200%	JPY	825,600,000	8,377,717
09/10/23	0.100%	JPY	720,300	7,405
03/10/24	0.100%	JPY	102,200	1,052
09/10/24	0.100%	JPY	153,827,000	1,593,563
03/10/25	0.100%	JPY	187,436,000	1,944,506
03/10/26	0.100%	JPY	196,166,690	2,041,151
Total				24,189,742

NEW ZEALAND 1.3%
New Zealand Government Bond (b)
09/20/30	3.000%	NZD	2,222,517	1,852,907
09/20/35	2.500%	NZD	53,414	43,628
Total				1,896,535

SPAIN 1.4%
Spain Government Inflation-Linked Bond
11/30/21	0.300%	EUR	109,900	129,147
Spain Government Inflation-Linked Bond (b)
11/30/19	0.550%	EUR	885,186	1,035,336
11/30/24	1.800%	EUR	495,104	644,362
11/30/30	1.000%	EUR	154,608	189,660
Total				1,998,505

SWEDEN 0.9%
Sweden Inflation-Linked Bond
12/01/20	4.000%	SEK	12,922	1,884
06/01/22	0.250%	SEK	2,533,545	328,941
06/01/25	1.000%	SEK	3,024,096	431,459
12/01/28	3.500%	SEK	2,843,343	529,677
Total				1,291,961

UNITED KINGDOM 23.4%
United Kingdom Gilt Inflation-Linked Bond
11/22/65	0.125%	GBP	384,313	1,218,621
United Kingdom Gilt Inflation-Linked Bond (b)
03/22/26	0.125%	GBP	188,689	299,591
07/22/30	4.125%	GBP	115,296	293,569
11/22/32	1.250%	GBP	1,528,430	3,166,730
03/22/34	0.750%	GBP	2,279,702	4,533,135
01/26/35	2.000%	GBP	1,101,045	2,621,557
11/22/36	0.125%	GBP	126,620	241,748

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (a) (continued)
UNITED KINGDOM (CONTINUED)
11/22/37	1.125%	GBP	$1,289,326	$2,944,641
03/22/40	0.625%	GBP	961,003	2,134,715
11/22/42	0.625%	GBP	328,518	765,041
03/22/44	0.125%	GBP	999,571	2,143,608
03/22/46	0.125%	GBP	163,475	362,137
11/22/47	0.750%	GBP	1,149,429	3,012,619
03/22/50	0.500%	GBP	943,393	2,453,215
03/22/52	0.250%	GBP	690,982	1,759,674
11/22/55	1.250%	GBP	694,793	2,403,092
03/22/58	0.125%	GBP	671,117	1,848,046
03/22/62	0.375%	GBP	173,115	550,642
03/22/68	0.125%	GBP	147,333	490,522
Total				33,242,903

UNITED STATES 38.8%
U.S. Treasury Inflation-Indexed Bond
04/15/21	0.125%		1,116,896	1,140,216
07/15/20	1.250%		5,517	5,895
07/15/21	0.625%		2,066,038	2,169,454
07/15/22	0.125%		1,517,367	1,553,556
01/15/23	0.125%		2,187,312	2,221,810
07/15/23	0.375%		2,962,611	3,070,159
01/15/24	0.625%		127,889	134,170
07/15/24	0.125%		866,525	879,176
01/15/25	0.250%		1,437,654	1,464,297
01/15/25	2.375%		2,355,438	2,806,846
07/15/25	0.375%		1,643,927	1,697,750
01/15/26	0.625%		2,729,442	2,870,582
01/15/26	2.000%		2,721,995	3,197,089
07/15/26	0.125%		5,752,633	5,815,515
01/15/27	2.375%		2,493,997	3,058,578
01/15/28	1.750%		1,659,857	1,942,834
04/15/28	3.625%		1,904,461	2,629,605
04/15/32	3.375%		665,678	976,829
02/15/40	2.125%		3,150,894	4,191,921
02/15/41	2.125%		593,401	796,813
02/15/42	0.750%		5,401,680	5,565,508
02/15/46	1.000%		1,426,960	1,577,406
U.S. Treasury Inflation-Indexed Bond (m)
01/15/29	2.500%		4,124,728	5,236,181
Total				55,002,190
Total Inflation-Indexed Bonds (Cost: $131,255,648)				$138,864,813

Foreign Government Obligations(a)(c) 0.5%
BRAZIL 0.3%
Brazil Notas do Tesouro Nacional
01/01/17	10.000%	BRL	1,291,000	403,380

GREECE —%
Hellenic Republic Government Bond (d)
10/15/42	0.000%	EUR	12,871,600	34,703

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(c) (continued)
UNITED KINGDOM 0.2%
United Kingdom Gilt (b)
01/22/45	3.500%	GBP	$175,000	$330,998
Total Foreign Government Obligations (Cost: $1,407,586)				$769,081

Issuer	Notional ($)/ Contracts	Exercise Price		Expiration Date	Value

Options Purchased Calls 0.3%
Call - OTC 30-Year Interest Rate Swap(e)
	800,000	2.68		01/12/21	189,853
Inflation Indexed Cap - US CPI Urban Consumers NSA(f)
	4,610,000	2.00		11/06/16	—
Inflation Indexed Cap - US CPI Urban Consumers NSA(f)
	1,850,000	2.00		11/10/16	—
USD Call/CAD Put
	2,770,000	1.42		11/03/16	249
USD Call/CAD Put
	2,770,000	1.32		11/03/16	26,019
USD Call/JPY Put
	4,210,000	103.00		10/20/16	13,101
USD Call/MXN Put
	2,770,000	18.29		11/03/16	173,297
USD Call/MXN Put
	2,770,000	19.87		11/03/16	33,523
Total Options Purchased Calls (Cost: $306,979)					$436,042

Options Purchased Puts 0.1%
CHF Put/NOK Call
	1,375,000	CHF	8.00	02/14/17	$10,643
CHF Put/NOK Call
	1,375,000	CHF	8.20	02/17/17	22,433
EUR Put/USD Call
	2,440,000	EUR	1.09	11/03/16	2,782
EUR Put/USD Call
	2,440,000	EUR	1.02	11/03/16	11
GBP Put/USD Call
	1,100,000	GBP	1.26	12/23/16	11,288
Put - OTC 30-Year Interest Rate Swap(e)
	800,000	2.68		01/12/21	57,786
U.S. Treasury 10-Year Note
	100	128.50		11/25/16	17,188
Total Options Purchased Puts (Cost: $242,909)					$122,131

	Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.382% (g)(h)(i)	378,525	$378,525
Total Money Market Funds (Cost: $378,525)		$378,525

Total Investments
(Cost: $133,591,647) (j)	$140,570,592(k)
Other Assets & Liabilities, Net	1,370,737
Net Assets	$141,941,329

At September 30, 2016, securities and cash totaling $1,549,352 were pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at September 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	10/05/2016	3,640,000 AUD	2,757,831 USD	—	(27,975)
Citi	10/05/2016	3,680,000 CAD	2,815,632 USD	10,625	—
Citi	10/05/2016	1,599,940 DKK	239,910 USD	—	(1,497)
Citi	10/05/2016	3,743,000 EUR	4,177,501 USD	—	(27,398)
Citi	10/05/2016	3,127,000 GBP	4,098,265 USD	45,120	—
Citi	10/05/2016	61,290,000 JPY	595,671 USD	—	(8,763)
Citi	10/05/2016	2,212,000 NZD	1,593,388 USD	—	(17,212)
Citi	10/05/2016	1,530,786 USD	2,001,000 AUD	643	—
Citi	10/05/2016	1,395,549 USD	1,820,000 AUD	—	(2,645)
Citi	10/05/2016	2,816,166 USD	3,680,000 CAD	—	(11,159)
Citi	10/05/2016	240,717 USD	1,599,940 DKK	690	—
Citi	10/05/2016	2,581,441 USD	2,306,000 EUR	9,128	—
Citi	10/05/2016	1,545,887 USD	1,372,000 EUR	—	(4,578)
Citi	10/05/2016	2,936,463 USD	2,263,000 GBP	—	(3,215)
Citi	10/05/2016	910,234 USD	92,495,000 JPY	1,939	—
Citi	10/05/2016	307,905 USD	31,205,000 JPY	—	(166)
Citi	10/05/2016	1,868,653 USD	2,570,000 NZD	2,614	—
Citi	11/03/2016	1,820,000 AUD	1,394,597 USD	2,660	—
Citi	11/03/2016	181,000 AUD	137,941 USD	—	(488)
Citi	11/03/2016	3,680,000 CAD	2,816,610 USD	10,962	—
Citi	11/03/2016	225,000 CAD	171,240 USD	—	(301)
Citi	11/03/2016	1,599,940 DKK	241,022 USD	—	(743)
Citi	11/03/2016	1,106,000 EUR	1,241,424 USD	—	(2,792)
Citi	11/03/2016	2,650,000 GBP	3,441,230 USD	4,260	—
Citi	11/03/2016	2,570,000 NZD	1,866,349 USD	—	(2,606)
Citi	11/04/2016	31,205,000 JPY	308,294 USD	162	—
Citi	11/04/2016	92,495,000 JPY	911,300 USD	—	(2,038)
Deutsche Bank	10/05/2016	187,000 AUD	140,494 USD	—	(2,623)
Deutsche Bank	10/05/2016	1,662,000 BRL	506,429 USD	—	(4,468)
Deutsche Bank	10/05/2016	136,677 DKK	20,473 USD	—	(149)
Deutsche Bank	10/05/2016	32,000 EUR	36,022 USD	73	—
Deutsche Bank	10/05/2016	15,901,800 EUR	17,774,953 USD	—	(89,183)
Deutsche Bank	10/05/2016	23,788,500 GBP	31,200,039 USD	365,938	—
Deutsche Bank	10/05/2016	43,536,000 JPY	429,788 USD	442	—
Deutsche Bank	10/05/2016	2,392,520,000 JPY	23,311,271 USD	—	(283,443)
Deutsche Bank	10/05/2016	373,000 NZD	277,853 USD	6,264	—
Deutsche Bank	10/05/2016	11,105,226 SEK	1,302,038 USD	7,475	—
Deutsche Bank	10/05/2016	516,871 USD	1,662,000 BRL	—	(5,974)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	10/05/2016	20,488 USD	136,677 DKK	134	—
Deutsche Bank	10/05/2016	17,963,067 USD	16,001,800 EUR	13,409	—
Deutsche Bank	10/05/2016	67,484 USD	60,000 EUR	—	(80)
Deutsche Bank	10/05/2016	32,118,178 USD	24,652,500 GBP	—	(164,181)
Deutsche Bank	10/05/2016	23,381,655 USD	2,373,016,000 JPY	20,713	—
Deutsche Bank	10/05/2016	4,739 USD	480,000 JPY	—	(6)
Deutsche Bank	11/03/2016	1,662,000 BRL	513,042 USD	6,481	—
Deutsche Bank	11/03/2016	136,677 DKK	20,514 USD	—	(139)
Deutsche Bank	11/03/2016	15,901,800 EUR	17,872,351 USD	—	(16,689)
Deutsche Bank	11/03/2016	23,653,500 GBP	30,822,113 USD	144,238	—
Deutsche Bank	11/04/2016	480,000 JPY	4,745 USD	6	—
Deutsche Bank	11/04/2016	2,343,316,000 JPY	23,120,114 USD	—	(18,859)
Total				653,976	(699,370)

Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
90-Day Euro$	45	USD	11,120,625	09/2018	—	(2,862)
90-Day Sterling	85	GBP	13,715,124	12/2019	12,435	—
Euro-Bund	3	EUR	558,417	12/2016	166	—
Euro-OAT	5	EUR	899,354	12/2016	5,132	—
Long Gilt	5	GBP	844,117	12/2016	—	(3,429)
Long Gilt	57	GBP	9,622,937	12/2016	—	(81,749)
U.S. Treasury 10-Year Note	28	USD	3,671,500	12/2016	8,249	—
U.S. Treasury 10-Year Note	13	USD	1,704,625	12/2016	5,278	—
U.S. Treasury 10-Year Note	16	USD	2,098,000	12/2016	—	(3,275)
U.S. Treasury 5-Year Note	50	USD	6,075,781	12/2016	20,983	—
U.S. Treasury 5-Year Note	69	USD	8,384,578	12/2016	13,710	—
U.S. Treasury 5-Year Note	13	USD	1,579,703	12/2016	4,941	—
U.S. Treasury 5-Year Note	7	USD	850,609	12/2016	1,855	—
U.S. Treasury 5-Year Note	14	USD	1,701,219	12/2016	—	(236)
Total			62,826,589		72,749	(91,551)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Euro-BTP	(10)	EUR	(1,607,401)	12/2016	3,551	—
Euro-Buxl 30-Year	(4)	EUR	(863,541)	12/2016	—	(12,183)
Japanese 10-Year Government Bond	(3)	JPY	(4,506,878)	12/2016	—	(17,139)
U.S. Long Bond	(4)	USD	(672,625)	12/2016	1,370	—
U.S. Long Bond	(10)	USD	(1,681,563)	12/2016	691	—
U.S. Long Bond	(6)	USD	(1,008,938)	12/2016	—	(1,532)
U.S. Long Bond	(3)	USD	(504,469)	12/2016	—	(4,598)
U.S. Long Bond	(2)	USD	(336,313)	12/2016	—	(4,915)
U.S. Long Bond	(3)	USD	(504,469)	12/2016	—	(4,974)
U.S. Treasury 2-Year Note	(5)	USD	(1,092,344)	12/2016	—	(85)
U.S. Treasury 2-Year Note	(71)	USD	(15,511,281)	12/2016	—	(306)
U.S. Treasury 2-Year Note	(8)	USD	(1,747,750)	12/2016	—	(2,411)
U.S. Treasury 2-Year Note	(15)	USD	(3,277,031)	12/2016	—	(3,719)
U.S. Treasury Ultra 10-Year Note	(13)	USD	(1,874,031)	12/2016	3,079	—

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury Ultra 10-Year Note	(12)	USD	(1,729,875)	12/2016	2,133	—
U.S. Treasury Ultra 10-Year Note	(1)	USD	(144,156)	12/2016	155	—
U.S. Treasury Ultra 10-Year Note	(5)	USD	(720,781)	12/2016	—	(475)
U.S. Treasury Ultra 10-Year Note	(11)	USD	(1,585,719)	12/2016	—	(14,602)
U.S. Ultra Bond	(3)	USD	(551,625)	12/2016	9,665	—
U.S. Ultra Bond	(1)	USD	(183,875)	12/2016	3,773	—
U.S. Ultra Bond	(1)	USD	(183,875)	12/2016	3,713	—
Total			(40,288,540)		28,130	(66,939)

Open Options Contracts Written at September 30, 2016

Issuer	Puts/Calls	Trading Currency	Number of Contracts	Exercise Price	Premium Received ($)	Expiration Date	Value ($)(a)
Call - OTC 2-Year Interest Rate Swap(l)	Call	USD	(5,700,000)	0.90	(28,270)	06/07/2018	(22,048)
EUR Put/USD Call	Put	EUR	(4,880,000)	1.06	(45,727)	11/03/2016	(576)
GBP Call/USD Put	Call	GBP	(1,100,000)	1.35	(8,351)	12/23/2016	(8,409)
Put - OTC 2-Year Interest Rate Swap(l)	Put	USD	(5,700,000)	1.90	(24,173)	06/07/2018	(13,431)
Put - OTC 5-Year Interest Rate Swap(l)	Put	USD	(6,600,000)	2.10	(61,587)	01/12/2017	(765)
USD Call/CAD Put	Call	USD	(5,540,000)	1.37	(50,774)	11/03/2016	(7,584)
USD Call/JPY Put	Call	USD	(4,210,000)	104.50	(18,945)	10/20/2016	(3,545)
USD Call/MXN Put	Call	USD	(5,540,000)	19.00	(95,204)	11/03/2016	(186,415)
Total							(242,773)

Interest Rate Swap Contracts Outstanding at September 30, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.040%	07/02/2018	USD	—	—	(214,941)
Deutsche Bank	Fixed rate of 3.012%	UK Retail Price Index All Items Monthly	07/13/2021	GBP	2,225,000	—	(28,103)
Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.270%	12/12/2021	USD	—	—	(257,989)
Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.310%	07/02/2023	USD	—	—	(210,534)
Deutsche Bank	UK Retail Price Index All Items Monthly	Fixed rate of 3.029%	07/13/2026	GBP	2,850,000	111,910	—
Total						111,910	(711,567)

Cleared Interest Rate Swap Contracts Outstanding at September 30, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs	Fixed rate of 1.019%	3-Month USD LIBOR-BBA	09/30/2018	USD	14,545,000	—	(2,812)
Goldman Sachs	3-Month USD LIBOR-BBA	Fixed rate of 1.130%	02/28/2021	USD	5,280,000	8,310	—
Goldman Sachs	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.780%	02/28/2021	USD	1,600,000	990	—
Goldman Sachs	3-Month USD LIBOR-BBA	Fixed rate of 1.309%	08/15/2023	USD	2,085,000	2,763	—
Goldman Sachs	3-Month USD LIBOR-BBA	Fixed rate of 1.716%	02/15/2036	USD	872,000	7,290	—
Goldman Sachs	3-Month USD LIBOR-BBA	Fixed rate of 1.804%	08/19/2046	USD	556,000	3,003	—
Goldman Sachs	3-Month USD LIBOR-BBA	Fixed rate of 1.729%	08/31/2046	USD	550,000	13,071	—
Total						35,427	(2,812)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2016, the value of these securities amounted to $46,316,559 or 32.63% of net assets.

(c)	Principal and interest may not be guaranteed by the government.
(d)	Zero coupon bond.
(e)	Purchased swaption contracts outstanding at September 30, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Call —OTC 30-Year Interest Rate Swap	Deutsche Bank	Fixed rate of 2.680%	3-Month USD LIBOR BBA	2.680	01/14/2051	800,000	97,149	189,853
Put —OTC 30-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR BBA	Fixed rate of 2.680%	2.680	01/14/2051	800,000	106,975	57,786
Total							204,124	247,639

(f)	Purchased inflation indexed cap contracts outstanding at September 30, 2016:

Reference Entity	Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Value		Premiums (Paid) Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US CPI Urban Consumers NSA	Deutsche Bank	Referenced Index on expiration date less 2%, or $0	Premium equivalent to 0.09% of the notional amount	11/06/2016	USD	4,610,000	—	*	4,149	—	(4,149)
US CPI Urban Consumers NSA	Deutsche Bank	Referenced Index on expiration date less 2%, or $0	Premium equivalent to 0.11% of the notional amount	11/10/2016	USD	1,850,000	—	*	2,035	—	(2,035)
Total										—	(6,184)

* Rounds to zero.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	574,241	39,647,448	(39,843,164)	378,525	5,290	378,525

(h)	At September 30, 2016, cash or short-term securities were designated to cover open put and/or call options written.
(i)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(j)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $133,592,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$10,264,000
Unrealized Depreciation	(3,285,000)
Net Unrealized Appreciation	$6,979,000

(k)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
(l)	Written Swaptions contracts outstanding at September 30, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Received ($)	Market Value ($)
Call —OTC 2-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR BBA	Fixed rate of 0.900	0.900	06/11/2020	(5,700,000)	(28,270)	(22,048)
Put —OTC 2-Year Interest Rate Swap	Deutsche Bank	Fixed rate of 1.900	3-Month USD LIBOR BBA	1.900	06/11/2020	(5,700,000)	(24,173)	(13,431)
Put —OTC 5-Year Interest Rate Swap	Deutsche Bank	Fixed rate of 2.100%	3-Month USD LIBOR BBA	2.100	01/17/2022	(6,600,000)	(61,587)	(765)
Total							(114,030)	(36,244)

(m)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Inflation-Indexed Bonds	—	138,864,813	—	138,864,813
Foreign Government Obligations	—	769,081	—	769,081
Options Purchased Calls	—	436,042	—	436,042
Options Purchased Puts	17,188	104,943	—	122,131
Investments measured at net asset value
Money Market Funds	—	—	—	378,525
Total Investments	17,188	140,174,879	—	140,570,592
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	653,976	—	653,976
Futures Contracts	100,879	—	—	100,879
Swap Contracts	—	147,337	—	147,337
Liabilities
Forward Foreign Currency Exchange Contracts	—	(699,370)	—	(699,370)
Futures Contracts	(158,490)	—	—	(158,490)
Options Contracts Written	(242,773)	—	(242,773)
Swap Contracts	—	(714,379)	—	(714,379)
Total	(40,423)	139,319,670	—	139,657,772

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – CenterSquare Real Estate Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.4%
REAL ESTATE 98.4%
Equity Real Estate Investment Trusts (REITs) 98.4%
Diversified REITs 9.3%
Forest City Realty Trust, Inc., Class A	206,320	$4,772,181
Liberty Property Trust	184,928	7,461,845
PS Business Parks, Inc.	45,373	5,153,012
Spirit Realty Capital, Inc.	261,700	3,488,461
STORE Capital Corp.	347,447	10,239,263
VEREIT, Inc.	555,230	5,757,735
Washington Real Estate Investment Trust	127,540	3,969,045
Total		40,841,542
Health Care REITs 13.2%
Care Capital Properties, Inc.	48,060	1,369,710
HCP, Inc.	307,704	11,677,367
Healthcare Realty Trust, Inc.	75,860	2,583,792
Healthcare Trust of America, Inc., Class A	240,501	7,845,143
Medical Properties Trust, Inc.	71,600	1,057,532
Ventas, Inc.	151,615	10,708,567
Welltower, Inc.	309,147	23,114,921
Total		58,357,032
Hotel & Resort REITs 4.9%
Chesapeake Lodging Trust	53,880	1,233,852
DiamondRock Hospitality Co.	150,350	1,368,185
Hospitality Properties Trust	136,440	4,054,997
Host Hotels & Resorts, Inc.	685,790	10,677,750
Sunstone Hotel Investors, Inc.	309,850	3,962,982
Total		21,297,766
Industrial REITs 6.4%
Duke Realty Corp.	480,355	13,128,102
ProLogis, Inc.	224,831	12,037,452
STAG Industrial, Inc.	128,970	3,161,054
Total		28,326,608
Office REITs 13.3%
Alexandria Real Estate Equities, Inc.	24,900	2,708,373
Boston Properties, Inc.	70,810	9,650,695
Columbia Property Trust, Inc.	139,210	3,116,912
Corporate Office Properties Trust	165,820	4,700,997
Douglas Emmett, Inc.	180,240	6,602,191
Easterly Government Properties, Inc.	57,720	1,101,298
Highwoods Properties, Inc.	179,610	9,361,273
Hudson Pacific Properties, Inc.	121,910	4,007,182
Mack-Cali Realty Corp.	56,860	1,547,729
SL Green Realty Corp.	38,580	4,170,498

Issuer	Shares	Value

Common Stocks (continued)
REAL ESTATE (CONTINUED)
Equity Real Estate Investment Trusts (REITs) (continued)
Office REITs (continued)
Vornado Realty Trust	116,774	$11,818,696
Total		58,785,844
Residential REITs 14.3%
American Homes 4 Rent, Class A	181,630	3,930,473
AvalonBay Communities, Inc.	86,417	15,368,399
Camden Property Trust	79,284	6,639,242
Colony Starwood Homes	78,116	2,241,929
Education Realty Trust, Inc.	107,250	4,626,765
Equity Residential	191,120	12,294,750
Essex Property Trust, Inc.	33,003	7,349,768
UDR, Inc.	295,000	10,617,050
Total		63,068,376
Retail REITs 23.0%
DDR Corp.	317,920	5,541,346
Equity One, Inc.	299,120	9,156,063
General Growth Properties, Inc.	350,352	9,669,715
Kimco Realty Corp.	276,077	7,992,429
Kite Realty Group Trust	96,540	2,676,089
Macerich Co. (The)	119,722	9,681,918
National Retail Properties, Inc.	160,556	8,164,273
Ramco-Gershenson Properties Trust	125,690	2,355,431
Regency Centers Corp.	100,340	7,775,347
Simon Property Group, Inc.	152,152	31,496,985
Weingarten Realty Investors	181,690	7,082,276
Total		101,591,872
Specialized REITs 14.0%
CubeSmart	244,490	6,664,798
CyrusOne, Inc.	197,490	9,394,599
Digital Realty Trust, Inc.	90,860	8,824,323
Equinix, Inc.	43,060	15,512,365
Life Storage, Inc.	42,917	3,817,038
Public Storage	66,380	14,812,033
QTS Realty Trust Inc., Class A	50,503	2,669,084
Total		61,694,240
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		433,963,280
TOTAL REAL ESTATE		433,963,280
Total Common Stocks (Cost: $421,634,975)		$433,963,280

	Shares	Value

Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.382% (a)(b)	6,765,917	$6,765,917
Total Money Market Funds (Cost: $6,765,917)		$6,765,917

Total Investments
(Cost: $428,400,892) (c)	$440,729,197(d)
Other Assets & Liabilities, Net	647,870
Net Assets	$441,377,067

Notes to Portfolio of Investments
(a) The rate shown is the seven-day current annualized yield at September 30, 2016.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,671,883	280,263,549	(275,169,515)	6,765,917	27,674	6,765,917

(c)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $428,401,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$21,165,000
Unrealized Depreciation	(8,837,000)
Net Unrealized Appreciation	$12,328,000

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Real Estate	433,963,280	—	—	433,963,280
Investments measured at net asset value
Money Market Funds	—	—	—	6,765,917
Total Investments	433,963,280	—	—	440,729,197

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Columbia Wanger International Equities Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.5%
AUSTRALIA 2.8%
Domino’s Pizza Enterprises Ltd.	23,840	$1,291,700
Sirtex Medical Ltd.	19,267	468,357
TFS Corp., Ltd.	735,112	838,301
Total		2,598,358
BELGIUM 0.8%
Melexis NV	10,128	726,895
CAMBODIA 1.0%
NagaCorp Ltd.	1,406,000	928,036
CANADA 7.4%
AG Growth International, Inc.	37,376	1,265,476
Boardwalk Real Estate Investment Trust	15,233	600,867
CAE, Inc.	35,692	506,835
CCL Industries, Inc.	9,197	1,770,840
PrairieSky Royalty Ltd.	25,835	526,763
ShawCor Ltd.	18,287	451,199
Tahoe Resources, Inc.	46,786	599,825
Uni-Select, Inc.	20,000	487,519
Vermilion Energy, Inc.	18,499	716,582
Total		6,925,906
CHINA 1.3%
51job, Inc., ADR (a)	17,690	590,492
China Everbright Water Ltd.	1,361,600	600,297
Total		1,190,789
DENMARK 2.7%
SimCorp AS	27,745	1,611,646
William Demant Holding A/S (a)	46,043	939,908
Total		2,551,554
FINLAND 1.8%
Konecranes OYJ	13,918	493,121
Tikkurila OYJ	53,785	1,157,030
Total		1,650,151
FRANCE 1.9%
Elior Group (b)	54,579	1,249,524
Eurofins Scientific SE	1,224	555,973
Total		1,805,497
GERMANY 7.0%
AURELIUS Equity Opportunities SE & Co. KGaA	22,235	1,403,246

Issuer	Shares	Value

Common Stocks (continued)
GERMANY (CONTINUED)
Deutsche Beteiligungs AG	28,000	$930,089
Fielmann AG	5,678	462,751
MTU Aero Engines AG	8,395	849,218
Norma Group SE	14,775	760,165
Rational AG	966	483,979
Stroeer SE & Co. KGaA	13,391	581,855
Wirecard AG	20,485	1,064,296
Total		6,535,599
HONG KONG 2.3%
Newocean Energy Holdings Ltd.	688,000	185,411
Value Partners Group Ltd.	599,000	620,589
Vitasoy International Holdings Ltd.	649,000	1,314,456
Total		2,120,456
INDIA 3.6%
Amara Raja Batteries Ltd.	87,603	1,332,308
GRUH Finance Ltd.	70,626	348,295
TVS Motor Co., Ltd.	100,156	551,952
United Breweries Ltd.	39,815	541,458
Zee Entertainment Enterprises Ltd.	66,576	548,034
Total		3,322,047
INDONESIA 0.9%
PT Link Net Tbk	1,100,000	367,481
PT Media Nusantara Citra Tbk	2,758,620	428,563
Total		796,044
ITALY 2.0%
Brembo SpA	15,880	947,240
Industria Macchine Automatiche SpA	14,066	933,841
Total		1,881,081
JAPAN 20.2%
Aeon Credit Service Co., Ltd.	33,400	584,639
Aeon Mall Co., Ltd.	77,700	1,227,262
Aica Kogyo Co., Ltd.	21,700	577,232
Asahi Intecc Co., Ltd.	13,500	617,821
ASKUL Corp.	13,500	512,075
Daiseki Co., Ltd.	24,100	470,546
DIP Corp.	20,800	647,298
Disco Corp.	5,400	639,553
Doshisha Co., Ltd.	71,573	1,503,081
Glory Ltd.	19,600	646,291
Hikari Tsushin, Inc.	8,300	770,743
Hirose Electric Co., Ltd.	55	7,232
Icom, Inc.	9,900	196,818

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Industrial & Infrastructure Fund Investment Corp.	68	$346,302
Istyle, Inc.	95,500	781,114
Japan Airport Terminal Co., Ltd.	10,000	382,384
Jin Co., Ltd.	11,100	514,935
Kenedix Retail REIT Corp.	182	431,472
Kintetsu World Express, Inc.	28,800	373,573
LaSalle Logiport REIT	472	501,103
Milbon Co., Ltd.	10,360	508,572
MonotaRO Co., Ltd	18,400	496,026
Nakanishi, Inc.	14,600	530,834
NGK Spark Plug Co., Ltd.	22,900	404,651
NOF Corp.	61,000	621,032
OSG Corp.	26,300	524,368
Otsuka Corp.	9,000	427,470
Santen Pharmaceutical Co., Ltd.	37,500	553,739
Seria Co., Ltd.	11,700	940,645
Seven Bank Ltd.	208,100	666,522
Ushio, Inc.	49,700	572,616
Yonex Co., Ltd.	17,900	863,880
Total		18,841,829
MALTA 1.1%
Unibet Group PLC, SDR	108,961	1,012,285
MEXICO 0.9%
Grupo Aeroportuario del Centro Norte Sab de CV	77,600	457,442
Grupo Aeroportuario del Sureste SAB de CV, ADR	2,934	429,596
Total		887,038
NETHERLANDS 2.5%
Aalberts Industries NV	28,616	975,624
Brunel International NV	38,365	671,240
Gemalto NV	10,887	698,083
Total		2,344,947
NEW ZEALAND 0.7%
SKYCITY Entertainment Group Ltd.	191,535	639,593
NORWAY 0.9%
Atea ASA	87,204	883,537
PHILIPPINES 1.1%
Melco Crown Philippines Resorts Corp. (a)	8,370,000	678,481

Issuer	Shares	Value

Common Stocks (continued)
PHILIPPINES (CONTINUED)
Puregold Price Club, Inc.	424,300	$371,848
Total		1,050,329
SINGAPORE 1.4%
Mapletree Commercial Trust	775,078	909,383
SIIC Environment Holdings Ltd. (a)	974,800	443,188
Total		1,352,571
SOUTH AFRICA 1.4%
Coronation Fund Managers Ltd.	118,744	607,803
Famous Brands Ltd.	56,267	676,557
Total		1,284,360
SOUTH KOREA 3.4%
KEPCO Plant Service & Engineering Co., Ltd.	7,680	404,458
Koh Young Technology, Inc.	23,126	962,995
Korea Investment Holdings Co., Ltd.	16,486	614,351
Modetour Network, Inc.	29,203	765,892
Orion Corp.	574	432,591
Total		3,180,287
SPAIN 3.4%
Bolsas y Mercados Españoles SHMSF SA	13,591	403,747
Distribuidora Internacional de Alimentacion SA	200,000	1,238,156
Prosegur Cia de Seguridad SA, Registered Shares	153,149	1,070,088
Viscofan SA	8,537	461,856
Total		3,173,847
SWEDEN 5.1%
Byggmax Group AB	57,000	430,217
Mekonomen AB	19,853	386,470
Millicom International Cellular SA, SDR	12,097	627,496
Recipharm AB, B Shares	62,966	1,027,561
Sweco AB, Class B	44,662	920,437
Trelleborg AB, Class B	68,590	1,343,209
Total		4,735,390
SWITZERLAND 0.5%
Inficon Holding AG	1,324	507,318
TAIWAN 3.3%
Advantech Co., Ltd.	49,051	422,192
Ginko International Co., Ltd.	25,000	248,967

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
PChome Online, Inc.	47,504	$562,303
Silergy Corp.	59,000	875,120
St. Shine Optical Co., Ltd.	22,000	513,896
Voltronic Power Technology Corp.	29,191	456,882
Total		3,079,360
THAILAND 0.5%
Home Product Center PCL, Foreign Registered Shares	1,574,000	455,563
UNITED KINGDOM 14.1%
Abcam PLC	93,114	1,013,793
Assura PLC	597,516	451,516
Big Yellow Group PLC	143,343	1,449,193
Connect Group PLC	195,594	383,447
Domino’s Pizza Group PLC	126,271	611,293
DS Smith PLC	82,713	412,002
Halfords Group PLC	107,914	490,393
Halma PLC	86,863	1,181,042
Hastings Group Holdings PLC (b)	161,000	482,260
LivaNova PLC (a)	14,348	862,458
Ocado Group PLC (a)	145,733	499,619
Polypipe Group PLC	153,113	557,268
PureCircle Ltd. (a)	100,646	360,048

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Regus PLC	90,739	$306,848
Rentokil Initial PLC	309,473	891,697
Rightmove PLC	18,568	1,016,105
Shaftesbury PLC	74,836	940,887
Spirax-Sarco Engineering PLC	9,173	534,436
WH Smith PLC	38,165	760,811
Total		13,205,116
UNITED STATES 0.5%
Ultragenyx Pharmaceutical, Inc. (a)	7,000	496,580
Total Common Stocks (Cost: $82,444,497)		$90,162,363

	Shares	Value

Money Market Funds 2.9%
Columbia Short-Term Cash Fund, 0.382% (c)(d)	2,726,616	$2,726,616
Total Money Market Funds (Cost: $2,726,616)		$2,726,616
Total Investments
(Cost: $85,171,113) (e)		$92,888,979(f)
Other Assets & Liabilities, Net		530,862
Net Assets		$93,419,841

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2016, the value of these securities amounted to $1,731,784 or 1.85% of net assets.

(c)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	22,845,249	209,127,426	(229,246,059)	2,726,616	31,417	2,726,616

(e)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $85,171,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$10,612,000
Unrealized Depreciation	(2,894,000)
Net Unrealized Appreciation	$7,718,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	2,598,358	—	2,598,358
Belgium	—	726,895	—	726,895
Cambodia	—	928,036	—	928,036
Canada	6,925,906	—	—	6,925,906
China	590,492	600,297	—	1,190,789
Denmark	—	2,551,554	—	2,551,554
Finland	—	1,650,151	—	1,650,151
France	—	1,805,497	—	1,805,497
Germany	—	6,535,599	—	6,535,599
Hong Kong	—	2,120,456	—	2,120,456
India	—	3,322,047	—	3,322,047
Indonesia	—	796,044	—	796,044
Italy	—	1,881,081	—	1,881,081
Japan	—	18,841,829	—	18,841,829
Malta	—	1,012,285	—	1,012,285
Mexico	887,038	—	—	887,038
Netherlands	—	2,344,947	—	2,344,947
New Zealand	—	639,593	—	639,593
Norway	—	883,537	—	883,537
Philippines	—	1,050,329	—	1,050,329
Singapore	—	1,352,571	—	1,352,571
South Africa	—	1,284,360	—	1,284,360
South Korea	—	3,180,287	—	3,180,287
Spain	—	3,173,847	—	3,173,847
Sweden	—	4,735,390	—	4,735,390
Switzerland	—	507,318	—	507,318
Taiwan	—	3,079,360	—	3,079,360
Thailand	—	455,563	—	455,563
United Kingdom	862,458	12,342,658	—	13,205,116
United States	496,580	—	—	496,580
Total Common Stocks	9,762,474	80,399,889	—	90,162,363
Investments measured at net asset value
Money Market Funds	—	—	—	2,726,616
Total Investments	9,762,474	80,399,889	—	92,888,979

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Conservative Portfolio

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 20.9%

Global Real Estate 0.4%

Variable Portfolio — CenterSquare Real Estate Fund, Class 1 Shares (a)	695,160	$6,179,971

International 7.0%

Columbia Variable Portfolio — Emerging Markets Fund, Class 1 Shares (a)	554,644	8,619,171
Columbia Variable Portfolio — Select International Equity Fund, Class 1 Shares (a)	643,058	8,282,584
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1 Shares (a)	164,022	874,239
Variable Portfolio — DFA International Value Fund, Class 1 Shares (a)	2,465,799	22,019,588
Variable Portfolio — Lazard International Equity Advantage Fund, Class 1 Shares (a)	2,236,864	22,010,743
Variable Portfolio — Oppenheimer International Growth Fund, Class 1 Shares (a)	2,226,590	25,138,199
Variable Portfolio — Pyramis® International Equity Fund, Class 1 Shares (a)	2,305,320	23,422,046
Total		110,366,570

U.S. Large Cap 11.5%

Columbia Variable Portfolio — Contrarian Core Fund, Class 1 Shares (a)(b)	1,660,348	29,537,583
Columbia Variable Portfolio — Disciplined Core Fund, Class 1 Shares (a)(b)	749,601	28,289,938
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1 Shares (a)(b)	133,960	2,884,156
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1 Shares (a)(b)	229,432	3,037,685
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1 Shares (a)(b)	62,560	1,169,862
Variable Portfolio — Loomis Sayles Growth Fund, Class 1 Shares (a)(b)	968,582	22,277,391
Variable Portfolio — MFS Value Fund, Class 1 Shares (a)(b)	1,509,534	30,673,726
Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1 Shares (a)(b)	1,171,116	19,393,685
Variable Portfolio — Morgan Stanley Advantage Fund, Class 1 Shares (a)(b)	797,935	16,892,286

	Shares	Value

Equity Funds (continued)

U.S. Large Cap (continued)

Variable Portfolio — NFJ Dividend Value Fund, Class 1 Shares (a)(b)	837,837	$15,416,200
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1 Shares (a)(b)	516,552	10,852,759
Total		180,425,271

U.S. Mid Cap 0.7%

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1 Shares (a)(b)	190,495	3,602,267
Variable Portfolio — Victory Sycamore Established Value Fund, Class 1 Shares (a)(b)	355,243	7,655,482
Total		11,257,749

U.S. Small Cap 1.3%

Columbia Variable Portfolio — U.S. Equities Fund, Class 1 Shares (a)(b)	481,696	9,185,940
Variable Portfolio — Partners Small Cap Growth Fund, Class 1 Shares (a)(b)	373,703	6,797,668
Variable Portfolio — Partners Small Cap Value Fund, Class 1 Shares (a)(b)	217,755	5,058,439
Total		21,042,047

Total Equity Funds (Cost: $303,360,983)		$329,271,608

Fixed-Income Funds 74.3%

Emerging Markets 0.3%

Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1 Shares (a)	446,654	4,448,677

Floating Rate 0.2%

Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1 Shares (a)	533,479	4,027,764

High Yield 0.3%

Columbia Variable Portfolio — Income Opportunities Fund, Class 1 Shares (a)	590,748	4,442,424

Investment Grade 73.2%

Columbia Variable Portfolio — Intermediate Bond Fund, Class 1 Shares (a)	28,755,982	304,813,411
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1 Shares (a)	4,536,939	43,010,183

	Shares	Value

Fixed-Income Funds (continued)

Investment Grade (continued)

Columbia Variable Portfolio — Long Government/Credit Bond Fund, Class 1 Shares (a)	5,458,246	$58,676,148
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1 Shares (a)	6,321,989	66,191,226
Variable Portfolio — American Century Diversified Bond Fund, Class 1 Shares (a)	24,085,911	270,966,503
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1 Shares (a)	14,577,039	162,242,441
Variable Portfolio — TCW Core Plus Bond Fund, Class 1 Shares (a)	15,297,313	164,752,058
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1 Shares (a)	8,047,203	81,598,638
Total		1,152,250,608

Multisector 0.3%

Columbia Variable Portfolio — Strategic Income Fund, Class 1 Shares (a)	1,080,443	4,386,599

Total Fixed-Income Funds (Cost: $1,151,204,865)		$1,169,556,072

	Shares	Value

Alternative Investment Funds 2.7%

Columbia Variable Portfolio — Commodity Strategy Fund, Class 1 Shares (a)(b)	2,588,948	$15,947,918
Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1 Shares (a)(b)	1,857,416	17,571,159
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1 Shares (a)	1,009,433	8,570,089

Total Alternative Investment Funds (Cost: $45,083,213)		$42,089,166

Money Market Funds 2.0%

Columbia Short-Term Cash Fund, 0.382% (a)(c)	28,044,478	28,044,478
Columbia Variable Portfolio — Government Money Market Fund, Class 1 Shares, 0.010% (a)(c)	3,618,405	3,618,405

Total Money Market Funds (Cost: $31,662,883)		$31,662,883

Total Investments
(Cost: $1,531,311,944)		$1,572,579,729(d)
Other Assets & Liabilities, Net		1,764,435
Net Assets		$1,574,344,164

At September 30, 2016, cash totaling $2,202,524 was pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Russell 2000 Mini	29	USD	3,620,070	12/2016	110,417	—
TOPIX Index	35	JPY	4,566,343	12/2016	—	(9,915)
U.S. Long Bond	40	USD	6,726,250	12/2016	—	(105,707)
U.S. Ultra Bond	147	USD	27,029,625	12/2016	—	(434,403)
Total			41,942,288		110,417	(550,025)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
FTSE 100 Index	(188)	GBP	(16,710,088)	12/2016	—	(438,216)
U.S. Treasury 2-Year Note	(15)	USD	(3,277,031)	12/2016	—	(1,176)
Total			(19,987,119)		—	(439,392)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	28,634,528	24,182,468	(24,772,518)	—	28,044,478	—	90,882	28,044,478
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares	1,660,350	14,676,000	—	—	16,336,350	—	—	15,947,918
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	20,594,228	5,328,344	(3,360,590)	958,957	23,520,939	—	—	29,537,583
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	22,436,847	5,328,344	(3,360,591)	616,362	25,020,962	—	—	28,289,938
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares	18,241,939	—	—	—	18,241,939	—	—	17,571,159
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares	4,780,875	—	(3,360,591)	752,545	2,172,829	—	—	2,884,156
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares	4,163,756	73,026	—	—	4,236,782	—	73,026	4,448,677
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares	13,137,158	4,277,643	(8,156,000)	(1,308,288)	7,950,513	—	14,968	8,619,171
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares	74,388,312	6,394,109	(77,164,016)	—	3,618,405	—	1,936	3,618,405
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	4,431,964	657,731	—	—	5,089,695	193,633	464,099	4,442,424
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	222,651,223	82,754,960	(10,132,875)	523,140	295,796,448	184,080	5,421,062	304,813,411
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6,011,064	4,262,675	(9,229,306)	1,813,168	2,857,601	—	—	3,037,685
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	45,428,599	1,663,505	—	—	47,092,104	—	1,663,505	43,010,183
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	55,679,867	1,109,580	(3,926,306)	292,530	53,155,671	—	1,109,580	58,676,148
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares	—	8,260,836	—	—	8,260,836	—	104,836	8,282,584
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	2,395,615	1,065,668	(2,794,875)	377,455	1,043,863	—	—	1,169,862
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares	6,052,184	716,565	—	—	6,768,749	242,753	473,812	4,386,599
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	9,540,308	—	—	—	9,540,308	—	—	9,185,940
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	63,634,396	2,337,115	—	—	65,971,511	482,103	1,855,012	66,191,226
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	247,218,477	26,249,942	(7,338,000)	261,138	266,391,557	149,803	4,786,763	270,966,503
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares	10,027,735	477,189	—	—	10,504,924	—	477,188	8,570,089
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares	3,632,873	3,357,134	—	—	6,990,007	179,103	55,032	6,179,971
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares	1,002,307	474,031	—	—	1,476,338	460,598	13,434	874,239
Variable Portfolio – DFA International Value Fund, Class 1 Shares	22,263,874	4,841,785	(1,697,145)	(234,165)	25,174,349	93,332	485,778	22,019,588
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares	4,589,023	379,157	—	—	4,968,180	—	379,158	4,027,764
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares	159,035,566	7,934,273	(6,721,180)	139,105	160,387,764	267,657	3,403,941	162,242,441
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	2,347,126	4,262,675	(3,360,591)	149,808	3,399,018	—	—	3,602,267
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	17,236,253	4,692,900	—	—	21,929,153	—	430,225	22,010,743
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	20,005,080	4,262,675	(7,286,896)	1,871,553	18,852,412	—	—	22,277,391
Variable Portfolio – MFS Value Fund, Class 1 Shares	14,558,958	15,934,344	(5,589,751)	1,857,865	26,761,416	—	—	30,673,726

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	12,998,409	4,262,676	(3,360,591)	1,273,547	15,174,041	—	—	19,393,685
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	9,314,308	4,262,675	(2,794,874)	1,119,495	11,901,604	—	—	16,892,286
Variable Portfolio – NFJ Dividend Value Fund, Class 1 Shares	9,597,471	4,262,675	(3,360,591)	1,321,490	11,821,045	—	—	15,416,200
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares	11,119,329	4,262,675	(9,704,590)	3,094,479	8,771,893	—	—	10,852,759
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	22,867,774	4,820,587	—	—	27,688,361	244,844	313,067	25,138,199
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	5,931,754	2,131,338	(1,041,001)	(11,459)	7,010,632	—	—	6,797,668
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	5,228,424	—	(1,041,000)	170,873	4,358,297	—	—	5,058,439
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	20,500,342	4,745,593	—	—	25,245,935	—	482,918	23,422,046
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	158,519,539	2,640,370	(2,794,875)	165,945	158,530,979	676,738	1,963,632	164,752,058
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	2,175,956	4,262,675	—	—	6,438,631	—	—	7,655,482
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	85,137,754	1,096,519	(3,360,591)	(58,257)	82,815,425	326,187	770,332	81,598,638
Total	1,449,171,545	272,702,457	(205,709,344)	15,147,286	1,531,311,944	3,500,831	24,834,186	1,572,579,729

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies.  Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at net asset value
Equity Funds	—	—	—	329,271,608
Fixed-Income Funds	—	—	—	1,169,556,072
Alternative Investment Funds	—	—	—	42,089,166
Money Market Funds	—	—	—	31,662,883
Total Investments	—	—	—	1,572,579,729
Derivatives
Assets
Futures Contracts	110,417	—	—	110,417
Liabilities
Futures Contracts	(989,417)	—	—	(989,417)
Total	(879,000)	—	—	1,571,700,729

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – DFA International Value Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.8%

AUSTRALIA 6.4%

Aurizon Holdings Ltd.	846,860	$3,061,943
Australia and New Zealand Banking Group Ltd.	1,032,562	21,995,173
Bank of Queensland Ltd.	49,360	432,317
Bendigo & Adelaide Bank Ltd.	250,091	2,074,205
BHP Billiton Ltd.	1,516,066	26,262,041
BHP Billiton Ltd., ADR	101,907	3,531,077
BlueScope Steel Ltd.	85,055	507,780
Boral Ltd.	393,776	2,048,413
Fortescue Metals Group Ltd.	1,423,473	5,448,451
Harvey Norman Holdings Ltd.	10,250	41,030
Incitec Pivot Ltd.	802,476	1,744,116
Macquarie Group Ltd.	8,388	530,494
National Australia Bank Ltd.	278,150	5,979,107
Newcrest Mining Ltd.	661,758	11,170,570
Orica Ltd.	60,775	711,962
Origin Energy Ltd.	723,564	3,051,493
QBE Insurance Group Ltd.	436,888	3,126,155
Rio Tinto Ltd.	259,135	10,308,518
Santos Ltd.	1,045,686	2,947,244
South32 Ltd.	1,457,748	2,716,104
South32 Ltd., ADR	31,453	293,456
Star Entertainment Group Ltd. (The)	164,282	761,943
Suncorp Group Ltd.	581,602	5,425,987
Tatts Group Ltd.	373,035	1,048,441
Treasury Wine Estates Ltd.	293,758	2,493,032
Woodside Petroleum Ltd.	661,157	14,659,681
Total		132,370,733

AUSTRIA 0.1%

OMV AG	47,202	1,358,484

BELGIUM 1.1%

Ageas	97,010	3,537,910
Colruyt SA	33,054	1,832,795
KBC Group NV (a)	116,963	6,808,646
Proximus SADP	85,403	2,550,496
Solvay SA	41,161	4,760,221
UCB SA	21,796	1,685,270
Umicore SA	36,520	2,290,410
Total		23,465,748

CANADA 8.0%

AltaGas Ltd.	24,699	635,195
Bank of Montreal	42,400	2,778,405
Bank of Montreal	341,636	22,401,072
Blackberry Ltd. (a)	398,272	3,175,369

Issuer	Shares	Value

Common Stocks (continued)

CANADA (CONTINUED)

Cameco Corp.	179,661	$1,535,119
Cameco Corp.	69,171	592,104
Canadian Natural Resources Ltd.	158,137	5,055,273
Canadian Natural Resources Ltd.	279,655	8,960,146
Cenovus Energy, Inc.	89,062	1,279,821
Cenovus Energy, Inc.	217,920	3,127,736
Crescent Point Energy Corp.	350,441	4,621,083
Crescent Point Energy Corp.	141,206	1,863,919
Eldorado Gold Corp. (a)	209,035	822,151
Empire Co., Ltd., Class A	168,855	2,518,764
Enbridge Income Fund Holdings, Inc.	10,700	277,297
EnCana Corp.	177,332	1,853,136
EnCana Corp.	346,210	3,624,819
Fairfax Financial Holdings Ltd.	9,989	5,852,924
Finning International, Inc.	105,075	1,954,213
First Quantum Minerals Ltd.	292,473	2,421,020
Genworth MI Canada, Inc.	14,910	383,674
Goldcorp, Inc.	279,443	4,611,416
Goldcorp, Inc.	54,790	905,131
Hudson’s Bay Co.	17,370	223,224
Husky Energy, Inc. (a)	247,536	3,032,054
Imperial Oil Ltd.	31,592	989,461
Industrial Alliance Insurance & Financial Services, Inc.	89,305	3,214,966
Kinross Gold Corp. (a)	1,069,668	4,508,757
Lundin Mining Corp. (a)	283,911	1,123,136
Magna International, Inc.	47,483	2,039,395
Manulife Financial Corp.	613,996	8,662,728
Manulife Financial Corp.	136,544	1,926,636
Maple Leaf Foods, Inc.	25,869	593,708
Silver Wheaton Corp.	26,050	703,694
Silver Wheaton Corp.	103,720	2,803,552
Sun Life Financial, Inc.	151,020	4,914,093
Sun Life Financial, Inc.	120,145	3,909,518
Suncor Energy, Inc.	900,583	25,000,368
Suncor Energy, Inc.	168,937	4,693,070
Tahoe Resources, Inc.	27,600	353,849
Teck Resources Ltd., Class B	256,774	4,628,763
Teck Resources Ltd., Class B	82,120	1,480,624
Tourmaline Oil Corp. (a)	185,493	5,024,903
Turquoise Hill Resources Ltd. (a)	304,258	899,822
Whitecap Resources, Inc.	140,924	1,177,276
WSP Global, Inc.	53,085	1,672,322
Yamana Gold, Inc.	491,723	2,117,638
Total		166,943,344

DENMARK 2.0%

AP Moller - Maersk A/S, Class A	1,833	2,571,991

Issuer	Shares	Value

Common Stocks (continued)

DENMARK (CONTINUED)

AP Moller - Maersk A/S, Class B	3,157	$4,629,828
Carlsberg A/S, Class B	49,567	4,726,436
Danske Bank A/S	169,944	4,958,912
DSV A/S	113,563	5,654,248
ISS A/S	87,856	3,646,583
Vestas Wind Systems A/S	174,743	14,381,977
Total		40,569,975

FINLAND 0.8%

Fortum OYJ	203,581	3,288,599
Neste OYJ	32,988	1,405,945
Stora Enso OYJ, Class R	459,813	4,083,175
UPM-Kymmene OYJ	389,524	8,226,345
Total		17,004,064

FRANCE 9.4%

ArcelorMittal (a)	1,168,481	7,151,112
AXA SA	528,377	11,241,874
BNP Paribas SA	295,742	15,205,782
Bollore SA	273,958	952,488
Bouygues SA	114,258	3,785,732
Casino Guichard Perrachon SA	49,798	2,422,226
Cie de Saint-Gobain	340,113	14,698,069
Cie Generale des Etablissements Michelin	44,998	4,977,003
CNP Assurances	136,412	2,291,679
Credit Agricole SA	259,825	2,562,072
Electricite de France SA	93,967	1,143,191
Engie SA	862,887	13,366,972
Natixis SA	591,479	2,756,752
Orange SA	1,134,294	17,749,724
Peugeot SA (a)	425,485	6,497,979
Renault SA	169,899	13,959,203
SCOR SE	94,009	2,922,089
Societe Generale SA	411,399	14,224,817
STMicroelectronics NV	423,156	3,453,908
Total SA	1,011,580	47,920,207
Vivendi SA	348,343	7,024,031
Total		196,306,910

GERMANY 7.2%

Allianz SE, Registered Shares	188,589	27,985,561
Bayerische Motoren Werke AG	217,491	18,277,458
Commerzbank AG	461,923	2,977,453
Daimler AG, Registered Shares	527,311	37,146,550
Deutsche Bank AG, Registered Shares (a)	359,877	4,677,376

Issuer	Shares	Value

Common Stocks (continued)

GERMANY (CONTINUED)

Deutsche Bank AG, Registered Shares (a)	54,710	$716,154
Deutsche Lufthansa AG, Registered Shares	218,589	2,432,191
E.ON SE	1,981,668	14,055,630
Fraport AG Frankfurt Airport Services Worldwide	11,462	626,860
Hannover Rueckversicherung AG	17,219	1,844,157
HeidelbergCement AG	86,649	8,185,077
Linde AG	14,719	2,501,682
Metro AG	167,433	4,982,392
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	41,973	7,826,957
RWE AG (a)	481,808	8,299,896
Talanx AG	43,989	1,341,371
Telefonica Deutschland Holding AG	278,615	1,120,788
Uniper SE (a)	198,167	2,427,568
Volkswagen AG	21,503	3,119,667
Total		150,544,788

HONG KONG 2.7%

Bank of East Asia Ltd. (The)	172,144	702,586
Cathay Pacific Airways Ltd.	998,000	1,395,140
CK Hutchison Holdings Ltd.	945,768	12,089,039
FIH Mobile Ltd.	536,000	177,116
Guoco Group Ltd.	1,000	11,243
Hang Lung Group Ltd.	621,000	2,374,739
Hang Lung Properties Ltd.	1,090,000	2,472,490
Henderson Land Development Co., Ltd.	87,204	520,326
Hongkong & Shanghai Hotels Ltd. (The)	105,750	105,275
Hopewell Holdings Ltd.	200,500	734,939
Kerry Properties Ltd.	416,000	1,366,673
MTR Corp.	513,916	2,839,912
New World Development Co., Ltd.	4,512,653	5,917,411
NWS Holdings Ltd.	625,121	1,047,584
Shangri-La Asia Ltd.	878,000	965,023
Sino Land Co., Ltd.	117,447	209,329
Sun Hung Kai Properties Ltd.	567,476	8,627,200
Swire Pacific Ltd., Class A	438,000	4,743,648
Swire Pacific Ltd., Class B	510,000	995,892
Wharf Holdings Ltd. (The)	641,000	4,702,743
Wheelock & Co., Ltd.	684,000	4,062,801
Yue Yuen Industrial Holdings Ltd.	162,000	669,521
Total		56,730,630

Issuer	Shares	Value

Common Stocks (continued)

IRELAND 0.4%

Bank of Ireland (a)	11,037,187	$2,306,143
CRH PLC	69,274	2,316,280
CRH PLC, ADR	82,010	2,728,472
Paddy Power Betfair PLC	255	28,846
Total		7,379,741

ISRAEL 0.4%

Azrieli Group Ltd.	8,383	367,280
Bank Hapoalim BM	568,556	3,228,352
Bank Leumi Le-Israel BM (a)	720,740	2,743,012
Israel Chemicals Ltd.	121,750	474,286
Mizrahi Tefahot Bank Ltd.	100,883	1,283,065
Teva Pharmaceutical Industries Ltd., ADR	24,680	1,135,527
Total		9,231,522

ITALY 0.6%

Assicurazioni Generali SpA	36,683	447,517
ENI SpA	124,926	1,799,102
Intesa Sanpaolo SpA	919,514	2,039,014
Mediobanca SpA	331,160	2,153,928
UniCredit SpA	2,588,073	6,023,947
UnipolSai SpA	12,915	21,008
Total		12,484,516

JAPAN 22.6%

Aeon Co., Ltd.	490,100	7,251,259
Aisin Seiki Co., Ltd.	111,300	5,099,064
Alfresa Holdings Corp.	51,200	1,084,127
Amada Holdings Co., Ltd.	158,400	1,647,725
Aoyama Trading Co., Ltd.	2,800	96,840
Asahi Glass Co., Ltd.	773,000	4,998,180
Asahi Kasei Corp.	1,068,000	8,511,065
Bank of Kyoto Ltd. (The)	115,000	841,781
Brother Industries Ltd.	164,700	2,895,689
Calsonic Kansei Corp.	59,000	546,543
Canon Marketing Japan, Inc.	26,800	498,809
Chiba Bank Ltd. (The)	267,000	1,516,346
Chugoku Bank Ltd. (The)	51,000	622,107
Citizen Watch Co., Ltd.	223,000	1,167,926
Coca-Cola East Japan Co., Ltd.	15,100	327,619
Coca-Cola West Co., Ltd.	30,600	856,435
COMSYS Holdings Corp.	19,000	337,597
Concordia Financial Group Ltd.	496,000	2,164,173
Credit Saison Co., Ltd.	32,800	544,555
Dai Nippon Printing Co., Ltd.	228,000	2,236,598
Dai-ichi Life Holdings, Inc.	228,800	3,139,025
Daido Steel Co., Ltd.	37,000	169,679

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

Daiwa Securities Group, Inc.	488,000	$2,747,590
Denka Co., Ltd.	185,000	801,208
Denso Corp.	35,500	1,416,611
DIC Corp.	55,300	1,711,888
Ebara Corp.	52,600	1,557,314
FamilyMart UNY Holdings Co., Ltd.	12,337	823,587
Fuji Electric Co., Ltd.	318,000	1,461,469
Fuji Media Holdings, Inc.	11,100	150,796
FUJIFILM Holdings Corp.	158,900	5,886,115
Fujitsu Ltd.	956,000	5,144,835
Fukuoka Financial Group, Inc.	326,000	1,354,968
Furukawa Electric Co., Ltd.	9,900	269,369
Glory Ltd.	16,800	553,964
Gunma Bank Ltd. (The)	114,000	517,883
H2O Retailing Corp.	53,300	758,233
Hachijuni Bank Ltd. (The)	126,000	656,228
Hankyu Hanshin Holdings, Inc.	103,600	3,572,015
Heiwa Corp.	11,800	262,675
Hiroshima Bank Ltd. (The)	161,000	667,826
Hitachi Capital Corp.	30,500	648,489
Hitachi Chemical Co., Ltd.	63,500	1,459,034
Hitachi Construction Machine Co., Ltd.	81,700	1,629,185
Hitachi High-Technologies Corp.	25,900	1,036,803
Hitachi Ltd.	2,518,000	11,800,825
Hitachi Metals Ltd.	176,400	2,170,109
Hitachi Transport System Ltd	20,800	415,625
Hokuhoku Financial Group, Inc.	36,100	485,747
Honda Motor Co., Ltd.	849,700	24,522,598
House Foods Group, Inc.	23,900	547,806
Ibiden Co., Ltd.	82,900	1,114,706
Idemitsu Kosan Co., Ltd.	42,100	871,646
IHI Corp.	488,000	1,418,230
Iida Group Holdings Co., Ltd.	63,400	1,275,781
Inpex Corp.	495,100	4,501,683
Isetan Mitsukoshi Holdings Ltd.	97,400	959,034
ITOCHU Corp.	699,200	8,802,625
Iyo Bank Ltd. (The)	77,600	469,912
J Front Retailing Co., Ltd.	183,300	2,400,121
JFE Holdings, Inc.	408,800	5,976,033
JGC Corp.	26,900	468,290
JSR Corp.	137,200	2,156,439
JTEKT Corp.	169,400	2,544,387
JX Holdings, Inc.	899,700	3,641,591
K’s Holdings Corp.	40,400	667,759
Kamigumi Co., Ltd.	103,000	898,568
Kaneka Corp.	193,000	1,528,065
Kawasaki Heavy Industries Ltd.	75,000	232,367
Kawasaki Kisen Kaisha Ltd.	605,000	1,559,316

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

Kinden Corp.	26,800	$308,965
Kobe Steel Ltd. (a)	206,500	1,872,939
Komatsu Ltd.	424,800	9,744,578
Konica Minolta, Inc.	374,000	3,167,149
Kuraray Co., Ltd.	273,000	4,049,957
Kyocera Corp.	54,700	2,628,514
Kyushu Financial Group, Inc.	52,800	359,749
LIXIL Group Corp.	136,500	2,924,321
Marubeni Corp.	1,301,500	6,685,933
Mazda Motor Corp.	444,700	6,822,483
Mebuki Financial Group, Inc.	122,850	440,116
Medipal Holdings Corp.	53,600	929,110
Mitsubishi Chemical Holdings Corp.	1,134,100	7,110,129
Mitsubishi Corp.	244,100	5,564,521
Mitsubishi Gas Chemical Co., Inc.	127,000	1,818,267
Mitsubishi Heavy Industries Ltd.	1,582,000	6,617,676
Mitsubishi Logistics Corp.	24,000	347,103
Mitsubishi Materials Corp.	85,900	2,349,569
Mitsubishi Motors Corp.	442,600	2,067,507
Mitsubishi UFJ Financial Group, Inc.	4,433,800	22,462,014
Mitsubishi UFJ Lease & Finance Co., Ltd.	364,700	1,673,583
Mitsui & Co., Ltd.	356,100	4,935,151
Mitsui Chemicals, Inc.	556,000	2,644,754
Mitsui OSK Lines Ltd.	815,000	1,895,198
Mizuho Financial Group, Inc.	11,651,200	19,637,381
MS&AD Insurance Group Holdings, Inc.	106,800	2,976,646
NEC Corp.	2,162,000	5,576,308
NH Foods Ltd.	55,000	1,328,657
NHK Spring Co., Ltd.	130,800	1,268,004
Nikon Corp.	125,000	1,866,782
Nippo Corp.	34,000	646,534
Nippon Electric Glass Co., Ltd.	156,000	807,756
Nippon Express Co., Ltd.	647,000	3,024,711
Nippon Paper Industries Co., Ltd.	66,000	1,207,501
Nippon Shokubai Co., Ltd.	17,600	1,099,535
Nippon Steel & Sumitomo Metal Corp.	365,300	7,496,101
Nippon Yusen KK	1,273,000	2,383,482
Nissan Motor Co., Ltd.	1,204,800	11,817,733
Nisshinbo Holdings, Inc.	61,000	605,147
NOK Corp.	67,600	1,479,186
Nomura Holdings, Inc.	771,100	3,455,715
Nomura Real Estate Holdings, Inc.	72,800	1,230,565
NSK Ltd.	33,800	346,543
NTN Corp.	202,000	706,091
Obayashi Corp.	146,000	1,448,142
Oji Holdings Corp.	638,000	2,528,737

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

ORIX Corp.	475,200	$7,010,463
Resona Holdings, Inc.	1,787,550	7,517,722
Ricoh Co., Ltd.	608,700	5,508,381
Rohm Co., Ltd.	26,500	1,396,827
Sankyo Co., Ltd.	15,700	536,380
SBI Holdings, Inc.	147,900	1,766,579
Sega Sammy Holdings, Inc.	13,100	186,871
Seino Holdings Corp.	62,000	652,034
Sekisui House Ltd.	349,400	5,952,614
Shinsei Bank Ltd.	575,000	871,944
Shizuoka Bank Ltd. (The)	138,000	1,105,656
Sojitz Corp.	524,100	1,342,791
Sompo Holdings, Inc.	98,700	2,925,213
Stanley Electric Co., Ltd.	22,100	597,535
Sumco Corp.	32,200	264,949
Sumitomo Chemical Co., Ltd.	1,244,000	5,527,603
Sumitomo Corp.	206,900	2,316,172
Sumitomo Electric Industries Ltd.	657,700	9,297,717
Sumitomo Forestry Co., Ltd.	81,100	1,085,414
Sumitomo Heavy Industries Ltd.	399,000	1,971,451
Sumitomo Metal Mining Co., Ltd.	247,000	3,411,501
Sumitomo Mitsui Financial Group, Inc.	663,800	22,422,906
Sumitomo Mitsui Trust Holdings, Inc.	113,300	3,701,693
Sumitomo Rubber Industries Ltd.	140,000	2,117,626
Suzuken Co., Ltd.	31,240	1,031,561
T&D Holdings, Inc.	394,400	4,449,265
Taiheiyo Cement Corp.	598,000	1,720,723
Takashimaya Co., Ltd.	154,000	1,264,488
TDK Corp.	90,500	6,063,421
Teijin Ltd.	122,200	2,370,687
THK Co., Ltd.	54,300	1,068,093
Tokai Rika Co., Ltd.	29,900	585,452
Tokio Marine Holdings, Inc.	82,700	3,171,543
Tokyo Broadcasting System Holdings, Inc.	6,900	108,047
Toppan Printing Co Ltd	226,000	2,040,087
Tosoh Corp.	363,000	2,237,390
Toyo Seikan Group Holdings Ltd.	65,700	1,161,528
Toyoda Gosei Co., Ltd.	49,300	1,146,224
Toyota Industries Corp.	43,500	2,019,123
Toyota Motor Corp.	104,774	6,077,567
Toyota Tsusho Corp.	168,100	3,906,598
Ube Industries Ltd.	267,000	510,634
Yamada Denki Co., Ltd.	401,400	1,990,976
Yamaguchi Financial Group, Inc.	82,000	874,058
Yokohama Rubber Co., Ltd. (The)	75,400	1,206,949

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

Zeon Corp.	16,000	$141,917
Total		470,061,406

NETHERLANDS 2.6%

Aegon NV	477,849	1,830,995
Akzo Nobel NV	21,819	1,477,730
Boskalis Westminster	29,048	1,034,568
Fiat Chrysler Automobiles NV	30,212	191,753
Gemalto NV	6,348	407,039
ING Groep NV	1,347,390	16,634,351
Koninklijke Ahold Delhaize NV	267,179	6,089,746
Koninklijke DSM NV	132,798	8,974,582
Koninklijke KPN NV	646,910	2,147,416
Koninklijke Philips NV	57,596	1,704,266
Koninklijke Philips NV	357,630	10,597,992
Mylan NV (a)	9,836	374,948
NN Group NV	63,270	1,943,882
Total		53,409,268

NEW ZEALAND 0.1%

Auckland International Airport Ltd.	123,507	661,976
Fletcher Building Ltd.	284,555	2,228,478
Fonterra Co-operative Group Ltd.	10,428	45,179
Total		2,935,633

NORWAY 0.8%

DNB ASA	359,201	4,704,218
Norsk Hydro ASA	485,709	2,092,997
Seadrill Ltd. (a)	33,623	81,254
Seadrill Ltd. (a)	36,915	87,489
Statoil ASA	386,021	6,465,391
Statoil ASA, ADR	19,947	335,110
Storebrand ASA (a)	148,298	732,716
Subsea 7 SA (a)	80,532	864,289
Yara International ASA	22,014	731,358
Total		16,094,822

PORTUGAL 0.1%

Banco Espirito Santo SA, Registered Shares (a)(b)	533,756	17,988
EDP Renovaveis SA	114,029	915,362
Total		933,350

SINGAPORE 0.9%

CapitaLand Ltd.	688,100	1,624,445
City Developments Ltd.	239,800	1,603,882
DBS Group Holdings Ltd.	401,469	4,555,410

Issuer	Shares	Value

Common Stocks (continued)

SINGAPORE (CONTINUED)

Frasers Centrepoint Ltd.	88,900	$97,134
Golden Agri-Resources Ltd.	3,841,000	1,004,304
Hutchison Port Holdings Trust	3,346,800	1,494,058
Keppel Corp., Ltd.	1,074,900	4,278,124
Olam International Ltd.	145,600	220,248
SembCorp Industries Ltd.	464,000	887,980
Singapore Airlines Ltd.	367,500	2,839,188
United Industrial Corp., Ltd.	20,000	39,919
UOL Group Ltd.	149,189	616,659
Wilmar International Ltd.	106,300	252,376
Total		19,513,727

SPAIN 3.0%

Banco de Sabadell SA	1,972,020	2,525,405
Banco Popular Espanol SA	560,660	693,429
Banco Santander SA	7,963,242	35,307,900
CaixaBank SA	389,133	983,111
Iberdrola SA	1,790,350	12,171,713
Mapfre SA	553,813	1,549,092
Repsol SA	602,152	8,167,857
Total		61,398,507

SWEDEN 2.4%

Boliden AB	363,429	8,540,505
Millicom International Cellular SA, SDR	10,211	529,666
Nordea Bank AB	754,913	7,492,988
Saab AB, Class B	56,854	2,023,967
Skandinaviska Enskilda Banken AB	9,980	104,351
Skandinaviska Enskilda Banken AB, Class A	231,256	2,323,666
Svenska Cellulosa AB SCA, Class A	20,098	596,933
Svenska Cellulosa AB, Class B	247,576	7,353,285
Svenska Handelsbanken AB, Class A	153,532	2,110,018
Swedbank AB, Class A	64,726	1,521,048
Tele2 AB, Class B	309,085	2,667,942
Telefonaktiebolaget LM Ericsson	4,557	32,854
Telefonaktiebolaget LM Ericsson, Class B	1,160,563	8,380,762
Telia Co. AB	1,482,770	6,640,559
Total		50,318,544

SWITZERLAND 8.2%

ABB Ltd.	1,185,238	26,608,380
Adecco Group AG, Registered Shares	142,560	8,026,796
Baloise Holding AG, Registered Shares	26,347	3,186,590

Issuer	Shares	Value

Common Stocks (continued)

SWITZERLAND (CONTINUED)

Banque Cantonale Vaudoise, Registered Shares	97	$63,602
Cie Financiere Richemont SA, Class A, Registered Shares	284,812	17,355,502
Clariant AG, Registered Shares	284,151	4,890,380
Credit Suisse Group AG, Registered Shares	493,300	6,453,776
Dufry AG, Registered Shares (a)	22,922	2,869,084
Flughafen Zuerich AG, Registered Shares	3,142	613,846
Helvetia Holding AG	244	123,005
Julius Baer Group Ltd.	56,932	2,316,543
LafargeHolcim Ltd.	81,869	4,419,498
LafargeHolcim Ltd., Registered Shares	129,211	6,982,581
Novartis AG, Registered Shares	319,574	25,131,707
Swatch Group AG (The)	26,722	7,555,876
Swatch Group AG (The), Registered Shares	37,823	2,102,359
Swiss Life Holding AG, Registered Shares	9,366	2,424,652
Swiss Re AG	209,770	18,925,724
UBS AG	867,104	11,808,323
UBS Group AG, Registered Shares	62,395	849,820
Zurich Insurance Group AG	71,530	18,407,102
Total		171,115,146

UNITED KINGDOM 19.0%

Anglo American PLC (a)	749,045	9,394,179
Antofagasta PLC	366,269	2,487,634
Aviva PLC	369,620	2,110,359
Barclays Bank PLC	4,261,459	9,268,412
Barclays Bank PLC, ADR	116,866	1,015,566
Barratt Developments PLC	212,168	1,359,332
BHP Billiton PLC, ADR	115,867	3,520,039
BP PLC	5,195,793	30,305,358
BP PLC, ADR	1,517,148	53,342,924
Carnival PLC, ADR	47,091	2,311,226
Coca-Cola European Partners PLC	289	11,509
Glencore PLC (a)	6,830,842	18,783,319
HSBC Holdings PLC	1,219,761	9,149,203
HSBC Holdings PLC, ADR	1,400,110	52,658,137
International Consolidated Airlines Group SA	180,657	933,824
Investec PLC	8,355	51,006

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (CONTINUED)

J Sainsbury PLC	1,589,428	$5,063,815
Kingfisher PLC	1,246,122	6,087,539
Lloyds Banking Group PLC	5,219,517	3,690,457
Lloyds Banking Group PLC, ADR	284,455	816,386
Old Mutual PLC	155,361	407,575
Pearson PLC	244,648	2,387,766
Pearson PLC, ADR	128,142	1,254,510
Royal Bank of Scotland Group PLC (a)	230,495	534,176
Royal Bank of Scotland Group PLC, ADR (a)	370,125	1,724,782
Royal Dutch Shell PLC, ADR, Class A	842,221	42,170,005
Royal Dutch Shell PLC, ADR, Class B	702,082	37,090,992
Royal Dutch Shell PLC, Class A	732,208	18,235,389
Royal Mail PLC	349,635	2,218,312
Standard Chartered PLC (a)	1,103,551	8,986,996
Vodafone Group PLC	21,713,987	62,410,587
Vodafone Group PLC, ADR	74,717	2,178,001
Wm Morrison Supermarkets PLC	1,257,524	3,551,637
Total		395,510,952
Total Common Stocks (Cost: $2,204,041,137)		$2,055,681,810

Preferred Stocks 0.9%

GERMANY 0.9%

BMW AG	24,443	$1,801,796
Porsche Automobil Holding SE	48,915	$2,496,591
Volkswagen AG	105,527	$13,863,685
Total		18,162,072
Total Preferred Stocks (Cost: $31,070,795)		$18,162,072
Total Investments
(Cost: $2,235,111,932) (c)		$2,073,843,882(d)(e)
Other Assets & Liabilities, Net		6,671,991
Net Assets		$2,080,515,873

Notes to Portfolio of Investments
(a) Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2016, the value of these securities amounted to $17,988, which represents less than 0.01% of net assets.

(c)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $2,235,112,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$147,897,000
Unrealized Depreciation	(309,165,000)
Net Unrealized Depreciation	$(161,268,000)

(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,143,409	87,977,841	(92,121,250)	—	11,647	—

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR      American Depositary Receipt

SDR      Swedish Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	3,824,533	128,546,200	—	132,370,733
Austria	—	1,358,484	—	1,358,484
Belgium	—	23,465,748	—	23,465,748
Canada	166,943,344	—	—	166,943,344
Denmark	—	40,569,975	—	40,569,975
Finland	—	17,004,064	—	17,004,064
France	—	196,306,910	—	196,306,910
Germany	716,154	149,828,634	—	150,544,788
Hong Kong	—	56,730,630	—	56,730,630
Ireland	2,728,472	4,651,269	—	7,379,741
Israel	1,135,527	8,095,995	—	9,231,522
Italy	—	12,484,516	—	12,484,516
Japan	—	470,061,406	—	470,061,406
Netherlands	2,079,214	51,330,054	—	53,409,268
New Zealand	—	2,935,633	—	2,935,633
Norway	422,599	15,672,223	—	16,094,822
Portugal	—	915,362	17,988	933,350
Singapore	—	19,513,727	—	19,513,727
Spain	—	61,398,507	—	61,398,507
Sweden	—	50,318,544	—	50,318,544
Switzerland	849,820	170,265,326	—	171,115,146
United Kingdom	198,082,568	197,428,384	—	395,510,952
Total Common Stocks	376,782,231	1,678,881,591	17,988	2,055,681,810
Preferred Stocks
Germany	—	18,162,072	—	18,162,072
Total Investments	376,782,231	1,697,043,663	17,988	2,073,843,882

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
119,993	—	—	119,993

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 93.5%
Aerospace & Defense 2.9%
Armor Holding II LLC 1st Lien Term Loan (a)(b)
06/26/20	5.750%	$615,294	$600,939
IAP Worldwide Services, Inc. (a)(b)
2nd Lien Term Loan
07/18/19	8.000%	918,050	844,606
IAP Worldwide Services, Inc. (a)(b)(c)(d)
Term Loan
07/18/18	2.300%	678,751	661,782
TransDigm, Inc. (a)(b)
Tranche D Term Loan
06/04/21	3.832%	1,280,353	1,279,290
Tranche F Term Loan
06/09/23	3.750%	141,750	141,706
06/09/23	3.750%	157,500	157,451
Total			3,685,774
Automotive 2.9%
CS Intermediate Holdco 2 LLC Term Loan (a)(b)
04/04/21	4.000%	987,374	991,076
Federal-Mogul Corp. Tranche C Term Loan (a)(b)
04/15/21	4.750%	498,728	481,183
Gates Global LLC Term Loan (a)(b)
07/06/21	4.250%	1,068,465	1,051,465
Metaldyne Performance Group Tranche B1 Term Loan (a)(b)
10/20/21	3.750%	1,163,321	1,165,404
Total			3,689,128
Banking 0.6%
NXT Capital LLC Term Loan (a)(b)
09/04/18	6.250%	776,609	776,609
Brokerage/Asset Managers/Exchanges 1.9%
Aretec Group, Inc. (a)(b)
2nd Lien Term Loan PIK
05/23/21	2.000%	439,208	340,386
Term Loan
11/23/20	8.000%	194,913	194,913
Guggenheim Partners Investment Management Holdings LLC Term Loan (a)(b)
07/22/20	4.477%	1,166,932	1,172,767

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Brokerage/Asset Managers/Exchanges (continued)
LPL Holdings, Inc. Tranche B Term Loan (a)(b)
11/21/22	4.750%	$744,375	$748,409
Total			2,456,475
Building Materials 1.5%
CPG International, Inc. Term Loan (a)(b)
09/30/20	4.750%	295,431	295,801
Ply Gem Industries, Inc. Term Loan (a)(b)
02/01/21	4.000%	846,041	850,626
Summit Materials LLC Term Loan (a)(b)
07/18/22	4.000%	768,786	771,477
Total			1,917,904
Cable and Satellite 3.3%
Block Communications, Inc. Tranche B Term Loan (a)(b)
11/07/21	4.088%	648,579	651,822
CSC Holdings LLC (a)(b)
Term Loan
10/09/22	5.000%	548,625	549,196
CSC Holdings LLC (a)(b)(c)
Term Loan
10/10/24	3.750%	400,000	400,700
Charter Communications Operating LLC Tranche I Term Loan (a)(b)
01/24/23	3.500%	298,500	300,282
Intelsat Jackson Holdings SA Tranche B2 Term Loan (a)(b)
06/30/19	3.750%	1,100,000	1,044,747
Numericable US LLC Tranche B7 Term Loan (a)(b)
01/15/24	5.002%	124,688	125,810
Telenet Financing LLC Tranche AD Term Loan (a)(b)
06/30/24	4.357%	625,000	629,687
UPC Financing Partnership Term Loan (a)(b)
08/31/24	4.080%	500,000	501,605
Total			4,203,849
Chemicals 6.8%
A. Schulman, Inc. Tranche B Term Loan (a)(b)
06/01/22	4.000%	873,214	872,123

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
Aruba Investments, Inc. Tranche B1 Term Loan (a)(b)
02/02/22	4.500%	$165,443	$164,616
Axalta Coating Systems Dutch Holding B BV/US Holdings, Inc. Tranche B Term Loan (a)(b)
02/01/20	3.750%	1,072,563	1,079,749
Huntsman International LLC (a)(b)
Term Loan
10/01/21	3.750%	306,382	307,724
Tranche B Term Loan
04/01/23	4.250%	572,125	575,346
INEOS U.S. Finance LLC Term Loan (a)(b)
03/31/22	4.250%	912,353	915,646
Kraton Polymers LLC Term Loan (a)(b)
01/06/22	6.000%	200,000	201,500
MacDermid, Inc. Tranche B 1st Lien Term Loan (a)(b)
06/07/20	5.500%	1,110,003	1,111,391
Minerals Technologies, Inc. Tranche B1 Term Loan (a)(b)
05/10/21	3.750%	432,851	435,016
PQ Corp. Tranche B1 Term Loan (a)(b)
11/04/22	5.750%	374,063	376,636
Platform Specialty Products Corp. Tranche B2 Term Loan (a)(b)
06/07/20	5.500%	368,438	369,819
Trinseo Materials Operating SCA/Finance, Inc. Tranche B Term Loan (a)(b)
11/05/21	4.250%	790,000	794,693
Tronox Pigments BV Term Loan (a)(b)
03/19/20	4.500%	785,761	776,921
Univar, Inc. Term Loan (a)(b)
07/01/22	4.250%	420,750	421,276
Zep, Inc. Term Loan (a)(b)
06/27/22	5.500%	296,250	296,620
Total			8,699,076
Construction Machinery 1.1%
Brock Holdings III, Inc. 1st Lien Term Loan (a)(b)
03/16/17	7.000%	289,706	286,810

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Construction Machinery (continued)
Doosan Bobcat, Inc. Tranche B Term Loan (a)(b)
05/28/21	4.500%	$818,182	$826,364
IES Global BV Term Loan (a)(b)
08/16/19	7.250%	275,584	245,269
Total			1,358,443
Consumer Cyclical Services 2.1%
Garda World Security Corp. Tranche B Term Loan (a)(b)
11/06/20	4.004%	989,822	978,934
Monitronics International, Inc. Tranche B2 Term Loan (a)(b)(c)
09/27/22	6.500%	150,000	149,344
Protection 1 Security Solutions Tranche B1 1st Lien Term Loan (a)(b)
05/02/22	4.750%	374,062	377,452
Realogy Group LLC Term Loan (a)(b)
07/20/22	3.750%	293,777	297,082
Spin Holdco, Inc. 1st Lien Term Loan (a)(b)
11/14/19	4.250%	447,722	445,371
Weight Watchers International, Inc. Tranche B2 Term Loan (a)(b)
04/02/20	4.000%	485,986	367,070
Total			2,615,253
Consumer Products 1.9%
Bombardier Recreational Products, Inc. Tranche B Term Loan (a)(b)
06/30/23	3.750%	675,000	676,269
KIK Custom Products, Inc. Term Loan (a)(b)
08/26/22	6.000%	222,750	222,750
NBTY, Inc. Tranche B Term Loan (a)(b)
05/05/23	5.000%	548,625	550,754
Serta Simmons Holdings LLC Term Loan (a)(b)
10/01/19	4.250%	966,672	969,088
Total			2,418,861
Diversified Manufacturing 5.3%
Accudyne Industries Borrower SCA/LLC Term Loan (a)(b)
12/13/19	4.000%	581,738	542,954

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing (continued)
Ameriforge Group, Inc. 1st Lien Term Loan (a)(b)
12/19/19	5.000%	$376,061	$210,594
Apex Tool Group LLC Term Loan (a)(b)
01/31/20	4.500%	478,058	472,679
CPM Acquisition Corp. 1st Lien Term Loan (a)(b)
04/11/22	6.000%	172,812	173,533
Gardner Denver, Inc. Term Loan (a)(b)
07/30/20	4.250%	984,772	952,767
Generac Power System, Inc. Tranche B Term Loan (a)(b)
05/31/20	3.500%	600,000	600,252
Husky Injection Molding Systems Ltd. Term Loan (a)(b)
06/30/21	4.250%	396,477	395,542
MTS Systems Corp. Tranche B Term Loan (a)(b)
07/05/23	5.000%	200,000	201,376
Manitowoc Foodservice, Inc. Tranche B Term Loan (a)(b)
03/03/23	5.750%	139,231	140,797
Pelican Products, Inc. 1st Lien Term Loan (a)(b)
04/10/20	5.250%	291,086	285,264
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (a)(b)
08/21/20	4.000%	1,128,283	1,129,276
STS Operating, Inc. Term Loan (a)(b)
02/12/21	4.750%	238,285	214,457
Travelport Finance SARL Tranche B Term Loan (a)(b)
09/02/21	5.000%	289,872	291,063
Wash Multifamily Parent, Inc. (a)(b)
1st Lien Term Loan
05/16/22	4.250%	169,689	169,689
05/16/22	4.250%	29,303	29,303
Zekelman Industries, Inc. Term Loan (a)(b)
06/14/21	6.000%	889,297	896,527
Total			6,706,073
Electric 2.1%
Calpine Corp. Term Loan (a)(b)
05/27/22	3.590%	992,462	994,606

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Electric (continued)
Dynegy, Inc. Tranche B2 Term Loan (a)(b)
04/23/20	4.000%	$1,401,584	$1,405,340
Eastern Power LLC Term Loan (a)(b)
10/02/21	5.000%	280,377	282,970
Southcross Holdings Borrower LP Tranche B Term Loan PIK (b)
04/13/23	3.500%	43,504	36,326
Total			2,719,242
Environmental 0.4%
EnergySolutions LLC Term Loan (a)(b)
05/29/20	6.750%	556,500	553,718
Finance Companies 0.6%
Camelot Finance LP Term Loan (a)(b)(c)
09/16/23	4.750%	175,000	175,131
Medley LLC Term Loan (a)(b)(e)
06/15/19	6.500%	292,500	301,597
Ocwen Loan Servicing LLC Term Loan (a)(b)
02/15/18	5.500%	292,659	292,293
Total			769,021
Food and Beverage 3.8%
AdvancePierre Foods, Inc. Term Loan (a)(b)
06/02/23	4.500%	357,981	360,666
B&G Foods, Inc. Tranche B Term Loan (a)(b)
11/02/22	3.839%	853,480	858,456
Centerplate, Inc. Tranche A Term Loan (a)(b)
11/26/19	4.754%	386,831	381,029
Clearwater Seafoods LP Tranche B Term Loan (a)(b)
06/26/19	4.750%	402,579	402,410
Del Monte Foods, Inc. 1st Lien Term Loan (a)(b)
02/18/21	4.254%	493,671	463,310
Dole Food Co. Inc. Tranche B Term Loan (a)(b)
11/01/18	4.511%	497,303	498,193

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage (continued)
Flavors Holdings, Inc. Tranche B 1st Lien Term Loan (a)(b)
04/03/20	6.750%	$276,923	$229,846
JBS U.S.A. LLC (a)(b)
Term Loan
09/18/20	3.750%	640,101	640,101
JBS U.S.A. LLC (a)(b)(c)
Term Loan
05/25/18	3.750%	300,000	299,499
Keurig Green Mountain, Inc. Tranche B Term Loan (a)(b)
03/03/23	5.250%	684,618	692,463
Total			4,825,973
Gaming 1.6%
Amaya Holdings BV Tranche B 1st Lien Term Loan (a)(b)
08/01/21	5.000%	615,947	615,177
Caesars Entertainment Operating Co., Inc. Tranche B6 Term Loan (b)(f)
03/01/17	0.000%	500,000	546,250
MGM Growth Properties Operating Partnership LP Tranche B Term Loan (a)(b)(c)
04/25/23	4.000%	398,500	401,863
Scientific Games International, Inc. Term Loan (a)(b)
10/18/20	6.000%	492,405	493,789
Total			2,057,079
Health Care 6.3%
CHG Healthcare Services, Inc. 1st Lien Term Loan (a)(b)
06/07/23	4.750%	298,500	301,204
CHS/Community Health Systems, Inc. (a)(b)
Tranche G Term Loan
12/31/19	3.750%	751,597	737,099
Tranche H Term Loan
01/27/21	4.000%	342,268	335,765
CareCore National LLC Term Loan (a)(b)
03/05/21	5.500%	338,369	331,602
Envision Healthcare Corp. Tranche B2 Term Loan (a)(b)
10/28/22	4.500%	795,496	798,623
Greatbatch Ltd. Tranche B Term Loan (a)(b)
10/27/22	5.250%	472,933	466,137
Kindred Healthcare, Inc. Term Loan (a)(b)
04/09/21	4.250%	1,173,005	1,171,539

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
Kinetic Concepts, Inc. Tranche F Term Loan (a)(b)(c)
11/04/20	5.000%	$445,495	$448,725
MPH Acquisition Holdings LLC Term Loan (a)(b)
06/07/23	5.000%	334,870	338,899
Millennium Health LLC Term Loan (a)(b)
12/21/20	7.548%	197,685	96,371
Nord Anglia Education Finance LLC Term Loan (a)(b)
03/31/21	5.000%	684,250	685,536
Onex Carestream Finance LP 1st Lien Term Loan (a)(b)
06/07/19	5.000%	293,720	272,217
Opal Acquisition, Inc. Tranche B Term Loan (a)(b)
11/27/20	5.000%	291,118	271,831
Siemens Audiology Tranche B4 Term Loan (a)(b)
01/17/22	4.250%	498,737	501,231
Steward Health Care System LLC Term Loan (a)(b)
04/10/20	6.750%	314,438	313,651
Tecomet, Inc. 1st Lien Term Loan (a)(b)
12/03/21	5.750%	146,625	145,342
inVentiv Health, Inc. Tranche B4 Term Loan (a)(b)
05/15/18	7.750%	800,000	800,832
Total			8,016,604
Healthcare REIT 0.3%
Quality Care Properties, Inc. Term Loan (a)(b)(c)
09/30/22	5.250%	400,000	396,000
Independent Energy 0.8%
MEG Energy Corp. Term Loan (a)(b)
03/31/20	3.750%	636,604	592,570
Sheridan Investment Partners I LLC Tranche B2 Term Loan (a)(b)
10/01/19	4.340%	654,169	391,409
Sheridan Production Partners I-A LP Tranche B2 Term Loan (a)(b)
10/01/19	4.340%	86,683	51,865

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Independent Energy (continued)
Sheridan Production Partners I-M LP Tranche B2 Term Loan (a)(b)
10/01/19	4.250%	$53,084	$31,762
Total			1,067,606
Integrated Energy 0.1%
CITGO Holding, Inc. Term Loan (a)(b)
05/12/18	9.500%	148,844	150,472
Leisure 0.9%
AMC Entertainment, Inc. Term Loan (a)(b)
12/15/22	4.000%	322,562	325,385
ClubCorp Club Operations Tranche B Term Loan (a)(b)
07/24/20	4.250%	275,000	276,031
Seaworld Parks & Entertainment, Inc. Tranche B2 Term Loan (a)(b)
05/14/20	3.088%	485,696	475,200
Total			1,076,616
Life Insurance 0.2%
AssuredPartners, Inc. 1st Lien Term Loan (a)(b)
10/21/22	5.750%	273,376	274,486
Lodging 1.2%
Hilton Worldwide Finance LLC (a)(b)
Tranche B1 Term Loan
10/26/20	3.500%	130,269	130,921
Tranche B2 Term Loan
10/25/23	3.097%	1,331,711	1,338,995
Total			1,469,916
Media and Entertainment 4.1%
ALM Media LLC Tranche B 1st Lien Term Loan (a)(b)
07/31/20	5.500%	332,500	324,187
Cumulus Media Holdings, Inc. Term Loan (a)(b)
12/23/20	4.250%	800,000	555,000
Extreme Reach, Inc. 1st Lien Term Loan (a)(b)
02/07/20	7.250%	480,606	484,811

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media and Entertainment (continued)
Getty Images, Inc. Term Loan (a)(b)
10/18/19	4.750%	$787,724	$657,096
Match Group, Inc. Tranche B1 Term Loan (a)(b)
11/16/22	5.500%	85,312	85,739
Mission Broadcasting, Inc. Tranche B2 Term Loan (a)(b)
10/01/20	3.750%	215,375	216,183
Nelson Education Ltd. 1st Lien Term Loan (b)
10/01/20	8.000%	1,028,653	522,895
Nexstar Broadcasting, Inc. Tranche B2 Term Loan (a)(b)
10/01/20	3.750%	244,239	245,155
Penton Media, Inc. Tranche B1 1st Lien Term Loan (a)(b)
10/03/19	4.750%	104,217	104,109
Raycom TV Broadcasting LLC Tranche B Term Loan (a)(b)
08/04/21	3.750%	926,835	914,091
Townsquare Media, Inc. Term Loan (a)(b)
04/01/22	4.250%	700,000	700,875
UFC Holdings LLC 1st Lien Term Loan (a)(b)
08/18/23	5.000%	200,000	201,626
iHeartCommunications, Inc. Tranche E Term Loan (a)(b)
07/30/19	8.024%	300,000	229,167
Total			5,240,934
Metals 1.4%
FMG Resources August 2006 Proprietary Ltd. Term Loan (a)(b)
06/30/19	3.750%	610,419	609,583
Fairmount Santrol, Inc. Tranche B2 Term Loan (a)(b)
09/05/19	4.500%	492,386	438,469
Murray Energy Corp. (a)(b)
Tranche B1 Term Loan
04/17/17	7.750%	172,779	166,157
Tranche B2 Term Loan
04/16/20	8.250%	154,331	130,748
Neenah Foundry Co. Term Loan (a)(b)
04/26/17	6.750%	365,073	360,965

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Metals (continued)
Oxbow Carbon LLC Tranche B Term Loan (a)(b)
07/19/19	4.250%	$85,442	$85,300
Total			1,791,222
Midstream 0.2%
Energy Transfer Equity LP Term Loan (a)(b)
12/02/19	4.042%	232,353	231,953
Oil Field Services 1.2%
Bronco Midstream Funding LLC Term Loan (a)(b)
08/17/20	5.000%	310,348	288,624
Fieldwood Energy LLC Term Loan (a)(b)
10/01/18	3.875%	390,177	335,552
Paragon Offshore Finance Co. Term Loan (a)(b)
07/16/21	5.250%	666,562	160,808
Sonneborn Dutch Holdings BV Term Loan (a)(b)
12/10/20	4.750%	45,178	45,215
Sonneborn LLC Term Loan (a)(b)
12/10/20	4.750%	256,007	256,219
Tervita Corp. Term Loan (a)(b)
05/15/18	6.250%	402,045	397,739
Total			1,484,157
Other Financial Institutions 3.6%
AlixPartners LLP Term Loan (a)(b)
07/28/22	4.500%	223,496	223,664
Altisource Solutions SARL Tranche B Term Loan (a)(b)(c)
12/09/20	4.500%	271,176	251,177
Ceridian HCM Holding, Inc. Term Loan (a)(b)
09/15/20	4.500%	292,708	285,756
Citco III Ltd. Term Loan (a)(b)
06/29/18	4.250%	984,450	984,863
Corporate Capital Trust, Inc. Tranche B Term Loan (a)(b)
05/20/19	4.125%	755,625	753,736

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Financial Institutions (continued)
IG Investments Holdings LLC Tranche B Term Loan (a)(b)
10/31/21	6.000%	$787,724	$789,693
MediArena Acquisition BV Tranche B 1st Lien Term Loan (a)(b)
08/13/21	6.750%	343,000	303,384
PGX Holdings, Inc. 1st Lien Term Loan (a)(b)
09/29/20	5.750%	410,143	409,117
Walter Investment Management Corp. Tranche B Term Loan (a)(b)
12/18/20	4.750%	630,591	575,862
Total			4,577,252
Other Industry 1.4%
KC MergerSub, Inc. 1st Lien Term Loan (a)(b)
08/12/22	6.000%	297,746	298,416
MCS AMS Sub-Holdings LLC Term Loan (a)(b)
10/15/19	7.500%	406,250	364,102
RE/MAX LLC Term Loan (a)(b)
07/31/20	4.000%	983,034	979,761
Sensus USA, Inc. Term Loan (a)(b)
04/05/23	6.500%	174,563	174,999
Total			1,817,278
Other REIT 1.2%
DTZ AUS Holdco PTY Ltd. 1st Lien Term Loan (a)(b)
11/04/21	4.250%	769,302	769,541
ESH Hospitality, Inc. Term Loan (a)(b)(c)
08/30/23	3.750%	700,000	704,627
Total			1,474,168
Packaging 2.0%
Berry Plastics Corp. Tranche H Term Loan (a)(b)
10/01/22	3.750%	603,489	605,166
NVLX Acquisition LLC 1st Lien Term Loan (a)(b)
12/05/21	6.000%	493,734	496,514

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Packaging (continued)
Reynolds Group Holdings, Inc. Term Loan (a)(b)(c)
02/05/23	4.250%	$1,499,104	$1,503,317
Total			2,604,997
Pharmaceuticals 1.9%
AMAG Pharmaceuticals, Inc. Term Loan (a)(b)
08/17/21	4.750%	191,851	191,851
Amneal Pharmaceuticals LLC Tranche B Term Loan (a)(b)
11/01/19	4.501%	580,692	581,563
Arbor Pharmaceuticals LLC Term Loan (a)(b)(c)
07/05/23	6.000%	250,000	250,000
Endo Finance Co. I SARL Tranche B Term Loan (a)(b)
09/26/22	3.750%	496,623	495,242
Indivior Finance SARL Term Loan (a)(b)
12/19/19	7.000%	277,215	276,522
Pharmaceutical Product Development, Inc. Term Loan (a)(b)
08/18/22	4.250%	666,935	668,963
Total			2,464,141
Property & Casualty 1.1%
Alliant Holdings Intermediate LLC Term Loan (a)(b)
08/12/22	4.753%	271,563	271,359
AmWINS Group LLC 1st Lien Term Loan (a)(b)
09/06/19	4.750%	554,194	557,137
Asurion LLC 2nd Lien Term Loan (a)(b)
03/03/21	8.500%	525,000	521,498
Total			1,349,994
Refining 0.2%
Seadrill Operating LP Term Loan (a)(b)
02/21/21	4.000%	467,469	231,785
Restaurants 1.5%
Burger King Corp. Tranche B2 Term Loan (a)(b)
12/10/21	3.750%	1,279,414	1,287,807

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Restaurants (continued)
Landry’s, Inc. Tranche B Term Loan (a)(b)
10/04/23	4.000%	$375,000	$373,125
P.F. Chang’s China Bistro, Inc. Term Loan (a)(b)
07/02/19	4.531%	144,258	142,094
Yum! Brands, Inc. Tranche B Term Loan (a)(b)
06/16/23	3.281%	149,625	150,560
Total			1,953,586
Retailers 3.3%
Ascena Retail Group, Inc. Tranche B Term Loan (a)(b)
08/21/22	5.250%	210,812	203,052
Evergreen Acqco 1 LP Term Loan (a)(b)
07/09/19	5.000%	646,380	589,499
Harbor Freight Tools USA, Inc. Term Loan (a)(b)
08/18/23	4.000%	400,000	401,936
J. Crew Group, Inc. Term Loan (a)(b)
03/05/21	4.000%	493,687	390,753
Men’s Wearhouse, Inc. (The) Tranche B Term Loan (a)(b)
06/18/21	4.500%	315,430	312,081
PFS Holding Corp. 1st Lien Term Loan (a)(b)
01/31/21	4.500%	195,000	181,837
Party City Holdings, Inc. Term Loan (a)(b)
08/19/22	4.472%	471,733	473,082
PetSmart, Inc. Tranche B1 Term Loan (a)(b)
03/11/22	4.250%	747,229	748,088
Rite Aid Corp. (a)(b)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	425,000	425,799
Tranche 2 2nd Lien Term Loan
06/21/21	4.875%	500,000	500,625
Total			4,226,752
Supermarkets 1.8%
Albertsons LLC (a)(b)
Tranche B4 Term Loan
08/25/21	4.500%	423,937	427,019
Tranche B5 Term Loan
12/21/22	4.750%	798,000	805,485
Tranche B6 Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Supermarkets (continued)
06/22/23	4.750%	$171,429	$173,066
Supervalu, Inc. Term Loan (a)(b)
03/21/19	5.500%	923,203	924,145
Total			2,329,715
Technology 18.4%
Ancestry.com, Inc. Term Loan (a)(b)
08/29/22	5.000%	222,750	222,890
Answers Corp. 1st Lien Term Loan (a)(b)
10/01/21	9.750%	859,687	452,411
Applied Systems, Inc. 1st Lien Term Loan (a)(b)(c)
01/25/21	4.000%	997,305	998,552
Ascend Learning LLC 1st Lien Term Loan (a)(b)
07/31/19	5.500%	1,019,749	1,021,024
Auction.com LLC Term Loan (a)(b)
05/12/19	6.000%	591,000	592,478
Avago Technologies Ltd. Tranche B3 Term Loan (a)(b)
02/01/23	3.524%	910,142	920,509
CCC Information Services, Inc. Term Loan (a)(b)
12/20/19	4.000%	398,964	398,090
CPI Buyer LLC 1st Lien Term Loan (a)(b)
08/16/21	5.500%	290,999	288,816
Campaign Monitor Finance Propriety Ltd. Term Loan (a)(b)
03/18/21	6.250%	293,415	275,810
Cypress Semiconductor Corp. Term Loan (a)(b)
07/05/21	6.500%	175,000	176,969
EIG Investors Corp. Term Loan (a)(b)
11/09/19	6.480%	961,687	931,634
Electrical Components International, Inc. Term Loan (a)(b)
05/28/21	5.750%	444,705	443,318
Evergreen Skills SARL 1st Lien Term Loan (a)(b)
04/28/21	5.750%	493,703	436,621
Excelitas Technologies Corp. Tranche B Term Loan (a)(b)
11/02/20	6.000%	295,431	289,523

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
First Data Corp. (a)(b)
Term Loan
03/24/21	4.525%	$925,814	$932,239
07/08/22	4.275%	100,000	100,525
Global Healthcare Exchange LLC Term Loan (a)(b)
08/15/22	5.250%	148,505	148,922
Global Payments, Inc. Tranche B Term Loan (a)(b)
04/22/23	4.024%	99,750	100,673
Go Daddy Operating Co. LLC Term Loan (a)(b)
05/13/21	4.250%	984,887	989,949
Hyland Software, Inc. 1st Lien Term Loan (a)(b)
07/01/22	4.750%	558,816	562,074
IPC Corp. Tranche B1 1st Lien Term Loan (a)(b)
08/06/21	5.500%	295,500	276,293
Infor (U.S.), Inc. Tranche B3 Term Loan (a)(b)
06/03/20	3.750%	417,991	414,751
Infor US, Inc. Tranche B5 Term Loan (a)(b)
06/03/20	3.750%	483,852	480,707
Informatica Corp. Term Loan (a)(b)
08/05/22	4.500%	397,990	387,045
Information Resources, Inc. Term Loan (a)(b)
09/30/20	4.750%	490,207	491,741
Ion Trading Technologies SARL Tranche B1 1st Lien Term Loan (a)(b)
08/11/23	4.250%	1,012,934	1,011,242
MA Financeco LLC Tranche B2 Term Loan (a)(b)
11/19/21	4.502%	492,917	494,459
MACOM Technology Solutions Holdings, Inc. Term Loan (a)(b)
05/07/21	4.500%	664,800	670,205
Magic Newco LLC 1st Lien Term Loan (a)(b)
12/12/18	5.000%	789,730	790,385
NXP BV/Funding LLC Tranche F Term Loan (a)(b)
12/07/20	3.405%	133,300	133,767
ProQuest LLC Term Loan (a)(b)
10/24/21	5.750%	444,336	444,336

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
RP Crown Parent LLC 1st Lien Term Loan (a)(b)
12/21/18	6.000%	$492,405	$491,711
Renaissance Learning, Inc. 1st Lien Term Loan (a)(b)
04/09/21	4.500%	560,625	557,822
SGS Cayman LP Term Loan (a)(b)
04/23/21	6.000%	91,599	90,988
SS&C European Holdings SARL Tranche B2 Term Loan (a)(b)
07/08/22	4.000%	27,610	27,800
SS&C Technologies, Inc. Tranche B1 Term Loan (a)(b)
07/08/22	4.000%	222,180	223,709
Smart Technologies ULC Tranche B Term Loan (a)(b)(e)
01/31/18	12.500%	449,219	455,598
SunEdison Semiconductor BV Term Loan (a)(b)
05/27/19	6.500%	552,267	550,886
SurveyMonkey.com LLC Term Loan (a)(b)
02/07/19	6.250%	397,442	398,435
Sutherland Global Services, Inc. Term Loan (a)(b)
04/23/21	6.000%	393,502	390,877
Sybil Software LLC Term Loan (a)(b)(c)
08/03/22	5.000%	300,000	301,314
Syniverse Holdings, Inc. Tranche B Term Loan (a)(b)
04/23/19	4.000%	488,606	431,195
TransUnion LLC Tranche B2 Term Loan (a)(b)
04/09/21	3.588%	497,453	498,696
Uber Technologies, Inc. Term Loan (a)(b)
07/13/23	5.000%	275,000	276,375
VF Holding Corp. 1st Lien Term Loan (a)(b)
06/30/23	4.750%	350,000	351,040
Veritas US, Inc. Tranche B1 Term Loan (a)(b)
01/27/23	6.625%	253,725	236,345
Wall Street Systems Delaware, Inc. Term Loan (a)(b)
08/26/23	4.750%	822,860	823,206

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Western Digital Corp. Tranche B1 Term Loan (a)(b)
04/29/23	4.500%	$339,150	$342,331
Zebra Technologies Corp. Term Loan (a)(b)
10/27/21	4.089%	1,083,142	1,095,598
Total			23,421,884
Transportation Services 0.8%
Kenan Advantage Group Holdings Corp. (a)(b)
Term Loan
07/29/22	4.000%	270,291	267,759
07/29/22	4.000%	83,001	82,223
Kenan Advantage Group Holdings Corp. (a)(b)(c)(d)
Tranche 1 Term Loan
01/31/17	1.500%	18,944	18,766
Stena International SA Term Loan (a)(b)
03/03/21	4.000%	787,879	666,940
Total			1,035,688
Wireless 0.8%
Telesat Canada Tranche B2 Term Loan (a)(b)
03/28/19	3.500%	997,416	997,316
Total Senior Loans (Cost: $121,970,799)			$119,137,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes —%
Aerospace & Defense —%
Erickson Air-Crane, Inc. (e)
11/02/20	6.000%	57,260	14,407
Total Corporate Bonds & Notes (Cost: $48,830)			$14,407

Issuer	Shares	Value

Common Stocks 1.3%
CONSUMER DISCRETIONARY —%
Media —%
Nelson Education Ltd. (g)	167,955	$15,116
TOTAL CONSUMER DISCRETIONARY		15,116

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 0.1%
Capital Markets 0.1%
RCS Capital Corp. (g)	5,645	$42,337
TOTAL FINANCIALS		42,337
HEALTH CARE —%
Health Care Providers & Services —%
Millennium Health LLC (g)	16,788	12,381
TOTAL HEALTH CARE		12,381
INDUSTRIALS 1.1%
Commercial Services & Supplies 1.1%
IAP Worldwide Services, Inc. (e)(g)	120	1,405,835
TOTAL INDUSTRIALS		1,405,835
UTILITIES 0.1%
Gas Utilities —%
Southcross Holding GP LLC (g)(h)	48	—
Southcross Holdings LP Class A-II (g)	48	18,320
Total		18,320
Independent Power and Renewable Electricity Producers 0.1%
Contura Energy, Inc. (g)	2,422	78,957
TOTAL UTILITIES		97,277
Total Common Stocks (Cost: $387,403)		$1,572,946

Issuer	Shares	Value

Preferred Stocks —%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Contura/Alpha Natural Resources, Inc. Holding Co. (g)(i)	1,800	$3,060
Contura/Alpha Natural Resources, Inc. ReorgCo. (g)(i)	1,800	10,575
Total		13,635
TOTAL ENERGY		13,635
Total Preferred Stocks (Cost: $7,920)		$13,635

	Shares	Value

Money Market Funds 6.3%
Columbia Short-Term Cash Fund, 0.382% (j)(k)	8,046,246	$8,046,246
Total Money Market Funds (Cost: $8,046,246)		$8,046,246
Total Investments
(Cost: $130,461,198) (l)		$128,784,234(m)
Other Assets & Liabilities, Net		(1,400,693)
Net Assets		$127,383,541

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)

At September 30, 2016, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
IAP Worldwide Services, Inc.	678,751
Term Loan
07/18/18 2.300%
Kenan Advantage Group Holdings Corp.
Tranche 1 Term Loan
01/31/17 1.500%	18,944

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2016, the value of these securities amounted to $2,177,437, which represents 1.71% of net assets.

(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2016, the value of these securities amounted to $546,250, which represents 0.43% of net assets.

(g)	Non-income producing investment.
(h)	Negligible market value.
(i)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2016, the value of these securities amounted to $13,635 or 0.01% of net assets.

(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,855,707	45,346,200	(44,155,661)	8,046,246	24,644	8,046,246

(k)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(l)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $130,461,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,196,000
Unrealized Depreciation	(3,873,000)
Net Unrealized Depreciation	$(1,677,000)

(m)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Senior Loans	—	106,803,452	12,333,548	119,137,000
Corporate Bonds & Notes	—	—	14,407	14,407
Common Stocks
Consumer Discretionary	—	—	15,116	15,116
Financials	—	42,337	—	42,337
Health Care	—	12,381	—	12,381
Industrials	—	—	1,405,835	1,405,835
Utilities	—	97,277	—	97,277
Total Common Stocks	—	151,995	1,420,951	1,572,946
Preferred Stocks
Energy	—	13,635	—	13,635
Investments measured at net asset value
Money Market Funds	—	—	—	8,046,246
Total Investments	—	106,969,082	13,768,906	128,784,234

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Senior Loans ($)	Corporate Bonds & Notes ($)	Common Stocks ($)	Convertible Preferred Stocks ($)	Total ($)
Balance as of December 31, 2015	14,760,504	31,392	180,856	2,562	14,975,314
Increase (decrease) in accrued discounts/premiums	60,231	1,293	—	—	61,524
Realized gain (loss)	(647,097)	2,409	(1,308)	(1,819)	(647,815)
Change in unrealized appreciation (depreciation)(a)	1,445,972	(5,749)	1,241,403	(743)	2,680,883
Sales	(4,405,916)	(14,938)	—	—	(4,420,854)
Purchases	2,414,134	—	—	—	2,414,134
Transfers into Level 3	2,411,258	—	—	—	2,411,258
Transfers out of Level 3	(3,705,538)	—	—	—	(3,705,538)
Balance as of September 30, 2016	12,333,548	14,407	1,420,951	—	13,768,906

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2016 was $1,766,161, which is comprised of Senior Loans of $531,813, Corporate Bonds & Notes of ($5,749) and Common Stocks of $1,240,097.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Certain corporate bonds and common stocks classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Fair Value as of September 30, 2016	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
$1,405,835	Liquidation Model	Liquidity Discount	(0%-30%)

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of the company assets. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, management concluded that the market input(s) were generally unobservable.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – J.P. Morgan Core Bond Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 22.3%
Aerospace & Defense 0.2%
Airbus Group Finance BV (a)
04/17/23	2.700%	$589,000	$610,690
BAE Systems Holdings, Inc. (a)
06/01/19	6.375%	555,000	618,640
10/07/24	3.800%	725,000	765,614
Harris Corp.
04/27/25	3.832%	900,000	952,735
04/27/35	4.854%	350,000	384,466
Lockheed Martin Corp.
11/15/19	4.250%	300,000	325,815
01/15/23	3.100%	386,000	407,053
05/15/36	4.500%	1,100,000	1,251,742
09/01/36	6.150%	737,000	991,751
12/15/42	4.070%	257,000	275,306
Northrop Grumman Systems Corp.
02/15/31	7.750%	400,000	596,641
Total			7,180,453
Airlines 0.2%
Air Canada Pass-Through Trust (a)
05/15/25	4.125%	878,122	937,110
American Airlines Pass-Through Trust
01/31/21	5.250%	135,788	147,160
01/15/23	4.950%	669,658	729,123
Series 2016-2 Class A
06/15/28	3.650%	220,000	229,350
American Airlines Pass-Through Trust (b)
Series 2016-3 Class AA
10/15/28	3.000%	2,151,000	2,161,755
Continental Airlines Pass-Through Trust
04/19/22	5.983%	656,508	740,212
10/29/24	4.000%	157,847	168,897
Delta Air Lines Pass-Through Trust
04/15/19	5.300%	72,516	77,592
United Airlines, Inc. Pass-Through Trust
08/15/25	4.300%	273,353	297,955
Series 2016-1 Class A
07/07/28	3.450%	557,000	575,799
Total			6,064,953
Apartment REIT 0.1%
AvalonBay Communities, Inc.
03/15/23	2.850%	1,150,000	1,164,589
11/15/24	3.500%	215,000	225,144
AvalonBay Communities, Inc. (b)
10/15/46	3.900%	85,000	84,003
ERP Operating LP
12/15/21	4.625%	881,000	989,081
04/15/23	3.000%	200,000	205,014
UDR, Inc.
09/01/26	2.950%	363,000	360,309
Total			3,028,140
Automotive 0.7%
American Honda Finance Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
03/13/18	1.500%	$760,000	$763,126
American Honda Finance Corp. (a)
02/28/17	2.125%	652,000	655,053
02/16/18	1.600%	1,118,000	1,125,620
BMW US Capital LLC (a)
09/15/23	2.250%	720,000	717,191
Daimler Finance North America LLC
01/18/31	8.500%	445,000	723,641
Daimler Finance North America LLC (a)
08/03/18	2.000%	410,000	412,878
07/31/19	2.250%	459,000	465,900
05/19/25	3.300%	1,125,000	1,186,805
Ford Motor Co.
07/16/31	7.450%	500,000	661,348
Ford Motor Credit Co. LLC
02/03/17	4.250%	1,200,000	1,211,512
06/12/17	3.000%	300,000	303,170
09/08/17	1.684%	2,478,000	2,479,707
01/09/18	2.145%	618,000	621,220
03/12/19	2.375%	869,000	879,530
03/27/20	2.459%	700,000	706,530
08/04/20	3.157%	550,000	566,878
01/09/22	3.219%	271,000	278,079
05/04/23	3.096%	323,000	325,298
08/04/25	4.134%	940,000	991,728
01/08/26	4.389%	500,000	533,423
General Motors Co.
04/01/36	6.600%	124,000	149,195
General Motors Financial Co., Inc.
01/15/19	3.100%	283,000	288,470
07/13/20	3.200%	1,682,000	1,722,281
07/06/21	3.200%	551,000	557,767
Hyundai Capital America (a)
10/30/18	2.400%	736,000	746,223
Johnson Controls, Inc.
12/01/21	3.750%	525,000	566,546
12/01/41	5.250%	865,000	998,590
07/02/64	4.950%	885,000	924,713
Nissan Motor Acceptance Corp. (a)
09/14/21	1.900%	392,000	390,939
Toyota Motor Credit Corp.
05/22/17	1.750%	1,000,000	1,004,915
01/17/19	2.100%	356,000	361,984
07/13/22	2.800%	700,000	735,030
Total			24,055,290
Banking 5.8%
ABN AMRO Bank NV (a)
06/04/18	1.800%	1,195,000	1,198,277
10/30/18	2.500%	720,000	733,491
Subordinated
07/28/25	4.750%	231,000	242,760
ANZ New Zealand International Ltd. (a)
09/23/19	2.600%	400,000	408,815
08/06/20	2.850%	478,000	492,373

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
American Express Co.
03/19/18	7.000%	$500,000	$539,331
Subordinated
12/05/24	3.625%	170,000	176,911
American Express Credit Corp.
07/31/18	1.800%	651,000	654,799
11/05/18	1.875%	2,039,000	2,055,665
05/05/21	2.250%	541,000	549,299
Australia & New Zealand Banking Group Ltd. Subordinated (a)
05/19/26	4.400%	226,000	239,874
BB&T Corp.
08/15/17	1.600%	306,000	307,018
04/30/19	6.850%	400,000	452,920
06/29/20	2.625%	1,900,000	1,961,896
Subordinated
11/01/19	5.250%	800,000	884,756
BNP Paribas SA Subordinated (a)
09/28/25	4.375%	1,750,000	1,795,566
BNZ International Funding Ltd. (a)
09/14/21	2.100%	450,000	447,962
BPCE SA
01/26/18	1.625%	1,855,000	1,859,519
BPCE SA (a)
Subordinated
10/22/23	5.700%	500,000	544,186
Bank of America Corp.
08/28/17	6.400%	4,249,000	4,433,109
09/01/17	6.000%	350,000	363,941
04/25/18	6.875%	500,000	539,429
07/15/18	6.500%	1,300,000	1,407,825
01/15/19	2.600%	575,000	586,222
06/01/19	7.625%	50,000	57,384
07/01/20	5.625%	2,750,000	3,086,748
10/19/20	2.625%	225,000	229,611
05/13/21	5.000%	900,000	1,006,101
01/11/23	3.300%	2,071,000	2,143,833
07/24/23	4.100%	250,000	270,270
04/01/24	4.000%	4,000,000	4,310,448
04/19/26	3.500%	797,000	828,250
Subordinated
08/26/24	4.200%	250,000	264,736
Bank of America NA
12/07/18	2.050%	1,300,000	1,315,822
Subordinated
10/15/36	6.000%	700,000	898,952
Bank of Montreal
01/25/19	2.375%	1,633,000	1,664,541
Bank of New York Mellon Corp. (The)
03/04/19	2.200%	505,000	514,440
01/15/20	4.600%	230,000	251,291
08/17/20	2.600%	956,000	988,697
04/15/21	2.500%	277,000	284,676
09/23/21	3.550%	270,000	290,679
08/16/23	2.200%	1,100,000	1,096,688

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
11/18/25	3.950%	$575,000	$641,491
Bank of Nova Scotia (The)
06/05/19	2.050%	200,000	202,780
10/21/20	2.350%	1,243,000	1,269,885
07/21/21	2.800%	500,000	520,805
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (a)
09/14/18	2.150%	900,000	907,845
Banque Federative du Credit Mutuel SA (a)
01/20/17	1.700%	2,000,000	2,002,158
Barclays PLC
08/10/21	3.200%	2,004,000	2,013,725
03/16/25	3.650%	1,491,000	1,472,133
01/12/26	4.375%	639,000	661,055
08/17/45	5.250%	404,000	455,288
Barclays PLC (a)
05/10/17	2.250%	343,000	345,143
Canadian Imperial Bank of Commerce
01/23/18	1.550%	655,000	656,552
09/06/19	1.600%	800,000	800,006
Capital One Bank USA NA Subordinated
02/15/23	3.375%	2,100,000	2,157,294
Capital One Financial Corp.
04/24/19	2.450%	970,000	991,135
06/15/23	3.500%	1,041,000	1,085,240
Subordinated
10/29/25	4.200%	1,225,000	1,278,033
07/28/26	3.750%	1,200,000	1,204,253
Citigroup, Inc.
04/27/18	1.700%	625,000	625,677
07/30/18	2.150%	822,000	829,287
08/02/21	2.350%	269,000	270,047
12/01/25	7.000%	765,000	954,315
01/12/26	3.700%	1,100,000	1,160,970
05/01/26	3.400%	850,000	878,202
01/15/28	6.625%	215,000	273,490
Subordinated
03/26/25	3.875%	300,000	309,602
06/10/25	4.400%	92,000	97,409
09/13/25	5.500%	998,000	1,138,156
09/29/27	4.450%	1,000,000	1,041,800
07/25/28	4.125%	852,000	866,167
05/18/46	4.750%	800,000	838,941
Citizens Financial Group, Inc.
07/28/21	2.375%	188,000	188,658
Subordinated
12/03/25	4.300%	386,000	405,019
Comerica Bank Subordinated
08/22/17	5.200%	500,000	516,898
Comerica, Inc. Subordinated
07/22/26	3.800%	656,000	676,196
Commonwealth Bank of Australia (a)
09/06/21	2.000%	500,000	499,313

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Subordinated
12/09/25	4.500%	$703,000	$749,978
Cooperatieve Rabobank UA
01/11/21	4.500%	620,000	685,638
02/08/22	3.875%	1,180,000	1,291,365
Subordinated
08/04/25	4.375%	358,000	376,695
Cooperatieve Rabobank UA (a)
09/30/10	5.800%	500,000	611,263
Credit Suisse AG
01/29/18	1.750%	816,000	815,695
10/29/21	3.000%	835,000	857,767
09/09/24	3.625%	704,000	734,735
Credit Suisse Group Funding Guernsey Ltd.
03/26/20	2.750%	362,000	363,318
09/15/22	3.800%	975,000	996,043
05/15/45	4.875%	250,000	264,065
Credit Suisse Group Funding Guernsey Ltd. (a)
06/09/23	3.800%	650,000	657,766
04/17/26	4.550%	416,000	436,793
Danske Bank A/S (a)
09/08/21	2.000%	501,000	500,668
Deutsche Bank AG
09/01/17	6.000%	775,000	788,059
02/13/18	1.875%	275,000	266,952
08/20/20	2.950%	712,000	686,115
05/12/21	3.375%	1,138,000	1,113,193
01/13/26	4.100%	600,000	588,675
Discover Bank
08/09/21	3.200%	750,000	773,983
08/08/23	4.200%	1,054,000	1,134,328
Fifth Third Bancorp
04/25/19	2.375%	1,200,000	1,224,329
07/27/20	2.875%	1,130,000	1,171,527
Goldman Sachs Group Inc. (The)
11/15/21	2.350%	1,800,000	1,795,824
Goldman Sachs Group, Inc. (The)
01/18/18	5.950%	600,000	633,022
01/31/19	2.625%	1,797,000	1,833,707
02/15/19	7.500%	3,565,000	4,029,459
03/15/20	5.375%	2,511,000	2,780,526
04/23/20	2.600%	487,000	494,966
06/15/20	6.000%	1,281,000	1,456,965
09/15/20	2.750%	199,000	203,841
02/25/21	2.875%	400,000	410,257
07/27/21	5.250%	652,000	736,083
03/03/24	4.000%	468,000	502,534
07/08/24	3.850%	928,000	985,078
01/23/25	3.500%	578,000	597,936
05/22/25	3.750%	3,100,000	3,254,715
Subordinated
10/21/25	4.250%	531,000	557,582
HSBC Bank PLC (a)
05/15/18	1.500%	1,432,000	1,429,491
08/12/20	4.125%	622,000	666,679
01/19/21	4.750%	565,000	623,784
HSBC Holdings PLC

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
03/30/22	4.000%	$586,000	$624,347
05/25/23	3.600%	1,357,000	1,402,626
03/08/26	4.300%	744,000	797,314
Subordinated
03/14/24	4.250%	2,500,000	2,578,732
08/18/25	4.250%	616,000	632,399
HSBC Holdings PLC (b)
01/05/22	2.650%	500,000	498,299
HSBC USA, Inc.
01/16/18	1.625%	1,660,000	1,660,908
Huntington Bancshares, Inc.
03/14/21	3.150%	141,000	145,281
01/14/22	2.300%	1,152,000	1,147,750
Huntington National Bank (The)
06/30/18	2.000%	557,000	561,392
11/06/18	2.200%	375,000	379,683
08/20/20	2.875%	661,000	679,177
ING Bank NV (a)
08/15/19	1.650%	700,000	699,385
10/01/19	2.500%	700,000	714,475
KeyBank NA
05/22/22	3.180%	1,373,000	1,416,152
Subordinated
11/01/17	5.700%	817,000	852,946
KeyCorp
09/15/20	2.900%	500,000	519,065
03/24/21	5.100%	253,000	285,608
Lloyds Bank PLC
03/16/18	1.750%	534,000	534,307
08/17/18	2.000%	1,000,000	1,004,375
Lloyds Banking Group PLC
07/06/21	3.100%	350,000	357,596
Macquarie Bank Ltd. (a)
07/29/20	2.850%	900,000	926,280
07/29/25	4.000%	960,000	1,017,308
01/15/26	3.900%	370,000	390,661
Macquarie Group Ltd. (a)
01/14/20	6.000%	1,700,000	1,879,423
01/14/21	6.250%	926,000	1,050,196
Mitsubishi UFJ Financial Group, Inc.
03/01/21	2.950%	264,000	271,821
09/13/23	2.527%	384,000	385,524
Mitsubishi UFJ Trust & Banking Corp. (a)
10/19/20	2.650%	1,500,000	1,536,051
Mizuho Financial Group, Inc. (a)
04/12/21	2.632%	351,000	355,348
Morgan Stanley
12/28/17	5.950%	1,200,000	1,263,533
04/01/18	6.625%	3,300,000	3,535,884
09/23/19	5.625%	130,000	143,963
01/26/20	5.500%	600,000	664,959
01/27/20	2.650%	2,130,000	2,176,568
06/16/20	2.800%	2,473,000	2,535,594
07/24/20	5.500%	324,000	363,085
01/25/21	5.750%	372,000	424,056
07/28/21	5.500%	3,235,000	3,689,605

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
07/23/25	4.000%	$1,453,000	$1,562,497
01/27/45	4.300%	459,000	491,330
Subordinated
11/24/25	5.000%	1,113,000	1,241,774
Nationwide Building Society (a)
07/27/21	2.450%	317,000	320,850
Subordinated
09/14/26	4.000%	629,000	628,655
Nordea Bank AB (a)
09/17/20	2.500%	1,400,000	1,432,543
Subordinated
09/21/22	4.250%	910,000	983,130
Northern Trust Co. (The) Subordinated
08/15/18	6.500%	500,000	546,574
PNC Bank NA
Subordinated
04/01/18	6.875%	1,000,000	1,077,144
01/30/23	2.950%	570,000	586,819
Regions Financial Corp.
02/08/21	3.200%	643,000	668,436
Royal Bank of Canada
12/10/18	2.000%	630,000	637,741
Santander Issuances SAU Subordinated
11/19/25	5.179%	1,200,000	1,222,619
Santander UK Group Holdings PLC
01/08/21	3.125%	269,000	274,751
SouthTrust Bank Subordinated
05/15/25	7.690%	500,000	645,694
Standard Chartered PLC (a)
01/15/21	3.050%	1,700,000	1,750,866
State Street Corp.
05/15/23	3.100%	630,000	654,521
12/16/24	3.300%	977,000	1,042,887
08/18/25	3.550%	1,146,000	1,242,513
Sumitomo Mitsui Financial Group, Inc.
07/14/26	2.632%	590,000	582,393
SunTrust Banks, Inc.
01/20/17	3.500%	600,000	603,041
11/01/18	2.350%	419,000	426,225
Svenska Handelsbanken AB
10/01/20	2.400%	400,000	408,564
Synchrony Financial
08/04/26	3.700%	1,723,000	1,710,734
Toronto-Dominion Bank (The)
11/05/19	2.250%	812,000	828,393
12/14/20	2.500%	1,100,000	1,131,137
Toronto-Dominion Bank (The) (c)
Subordinated
09/15/31	3.625%	583,000	584,608
U.S. Bancorp

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
05/15/17	1.650%	$500,000	$501,456
05/24/21	4.125%	309,000	342,197
03/15/22	3.000%	358,000	379,278
01/30/24	3.700%	752,000	821,234
07/22/26	2.375%	1,200,000	1,185,160
UBS Group Funding Jersey Ltd. (a)
02/01/22	2.650%	960,000	958,213
09/24/25	4.125%	200,000	209,919
04/15/26	4.125%	401,000	421,934
US Bank NA
01/26/18	1.350%	775,000	776,233
Wachovia Corp.
02/01/18	5.750%	1,400,000	1,479,213
Wells Fargo & Co.
07/22/20	2.600%	596,000	608,244
03/04/21	2.500%	460,000	466,707
04/01/21	4.600%	200,000	220,808
03/08/22	3.500%	3,910,000	4,148,518
09/09/24	3.300%	750,000	783,898
09/29/25	3.550%	2,000,000	2,112,342
Subordinated
06/03/26	4.100%	613,000	650,359
07/22/27	4.300%	559,000	602,456
11/17/45	4.900%	719,000	791,627
Wells Fargo Bank Subordinated
11/15/17	6.000%	5,300,000	5,571,312
Westpac Banking Corp.
11/19/19	4.875%	750,000	822,144
Total			199,936,845
Brokerage/Asset Managers/Exchanges 0.2%
BlackRock, Inc.
09/15/17	6.250%	900,000	943,467
Blackstone Holdings Finance Co. LLC (a)
03/15/21	5.875%	850,000	984,198
Charles Schwab Corp. (The)
09/01/22	3.225%	325,000	345,645
Invesco Finance PLC
01/15/26	3.750%	567,000	606,781
Jefferies Group LLC
04/15/21	6.875%	1,865,000	2,175,858
Legg Mason, Inc.
03/15/26	4.750%	222,000	239,870
Nomura Holdings, Inc.
03/04/20	6.700%	190,000	218,557
Total			5,514,376
Building Materials —%
CRH America, Inc. (a)
05/18/25	3.875%	300,000	322,598

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite 0.4%
COX Communications, Inc. (a)
01/15/19	9.375%	$380,000	$439,263
03/01/39	8.375%	420,000	543,052
Comcast Cable Communications Holdings, Inc.
11/15/22	9.455%	1,165,000	1,638,602
Comcast Cable Communications LLC
05/01/17	8.875%	753,000	785,451
Comcast Corp.
11/15/35	6.500%	1,378,000	1,911,263
03/15/37	6.450%	1,940,000	2,678,424
Cox Communications, Inc. (a)
09/15/26	3.350%	402,000	405,237
02/01/35	4.800%	530,000	525,192
NBCUniversal Media LLC
04/01/21	4.375%	755,000	840,083
04/30/40	6.400%	314,000	439,467
TCI Communications, Inc.
02/15/28	7.125%	415,000	586,965
Time Warner Cable LLC
07/01/18	6.750%	865,000	939,875
02/14/19	8.750%	662,000	763,457
05/01/37	6.550%	580,000	687,666
Time Warner Entertainment Co. LP
07/15/33	8.375%	695,000	946,403
Total			14,130,400
Chemicals 0.5%
Agrium, Inc.
03/15/35	4.125%	2,700,000	2,654,265
Air Liquide Finance SA (a)
09/27/23	2.250%	515,000	516,858
CF Industries, Inc.
05/01/20	7.125%	1,177,000	1,355,100
Dow Chemical Co. (The)
05/15/19	8.550%	329,000	385,866
09/15/21	8.850%	400,000	507,702
11/15/21	4.125%	365,000	399,384
11/15/22	3.000%	365,000	379,208
11/01/29	7.375%	455,000	621,131
EI du Pont de Nemours & Co.
01/15/28	6.500%	355,000	456,179
12/15/36	5.600%	525,000	639,267
Ecolab, Inc.
01/12/20	2.250%	776,000	790,520
12/08/41	5.500%	970,000	1,210,350
Monsanto Co.
07/15/64	4.700%	300,000	286,503
Mosaic Co. (The)
11/15/21	3.750%	463,000	489,475
11/15/23	4.250%	1,256,000	1,335,674
11/15/33	5.450%	836,000	908,322
11/15/43	5.625%	235,000	252,324

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
PPG Industries, Inc.
03/15/18	6.650%	$212,000	$227,072
Potash Corp. of Saskatchewan, Inc.
12/01/17	3.250%	300,000	305,760
05/15/19	6.500%	450,000	501,572
Praxair, Inc.
02/05/25	2.650%	587,000	604,525
Union Carbide Corp.
06/01/25	7.500%	515,000	644,853
10/01/96	7.750%	920,000	1,196,516
Total			16,668,426
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
02/15/19	7.150%	320,000	362,506
Caterpillar, Inc.
12/15/18	7.900%	1,000,000	1,140,418
08/15/42	3.803%	1,011,000	1,036,179
John Deere Capital Corp.
10/10/17	1.200%	570,000	570,234
12/15/17	1.550%	457,000	459,442
07/13/18	1.600%	535,000	538,087
06/12/24	3.350%	869,000	932,327
09/11/25	3.400%	733,000	796,042
Total			5,835,235
Consumer Cyclical Services 0.1%
Amazon.com, Inc.
12/05/34	4.800%	500,000	587,455
eBay, Inc.
07/15/22	2.600%	1,825,000	1,839,713
08/01/24	3.450%	676,000	701,919
Total			3,129,087
Consumer Products 0.1%
Kimberly-Clark Corp.
03/01/22	2.400%	268,000	277,582
06/01/23	2.400%	600,000	616,393
Koninklijke Philips NV
03/11/18	5.750%	148,000	157,093
03/15/22	3.750%	600,000	649,128
06/01/26	7.200%	175,000	218,755
Total			1,918,951
Diversified Manufacturing 0.3%
ABB Finance U.S.A., Inc.
05/08/22	2.875%	360,000	376,285
Danaher Corp.
09/15/25	3.350%	1,812,000	1,970,142
Eaton Corp.
04/01/24	7.625%	500,000	628,482
11/02/32	4.000%	145,000	155,303
General Electric Co.
08/07/19	6.000%	688,000	777,397

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
01/08/20	5.500%	$416,000	$471,204
01/09/20	2.200%	173,000	177,425
10/17/21	4.650%	86,000	97,981
09/07/22	3.150%	201,000	213,682
01/09/23	3.100%	287,000	304,900
03/15/32	6.750%	145,000	203,776
Subordinated
02/11/21	5.300%	84,000	96,249
General Electric Co. (c)
02/15/17	0.987%	1,250,000	1,250,921
Parker-Hannifin Corp.
11/21/24	3.300%	448,000	479,177
Pentair Finance SA
09/15/25	4.650%	500,000	527,280
Roper Technologies, Inc.
12/15/20	3.000%	316,000	328,487
Siemens Financieringsmaatschappij NV (a)
05/27/22	2.900%	520,000	544,450
08/17/26	6.125%	1,085,000	1,411,023
09/15/46	3.300%	600,000	584,107
Tyco International Finance SA
02/14/26	3.900%	374,000	407,692
Total			11,005,963
Electric 1.7%
Alabama Power Co.
02/15/33	5.700%	467,000	582,168
05/15/38	6.125%	70,000	93,761
American Electric Power Co., Inc.
12/15/17	1.650%	357,000	357,673
12/15/22	2.950%	375,000	391,731
Arizona Public Service Co.
01/15/20	2.200%	255,000	260,961
04/01/42	4.500%	93,000	107,024
Baltimore Gas & Electric Co.
08/15/46	3.500%	376,000	375,930
Berkshire Hathaway Energy Co.
11/15/23	3.750%	976,000	1,065,469
02/01/25	3.500%	529,000	567,612
CMS Energy Corp.
06/15/19	8.750%	580,000	685,954
CenterPoint Energy, Inc.
05/01/18	6.500%	1,065,000	1,137,416
Cleveland Electric Illuminating Co. (The)
11/15/18	8.875%	600,000	686,850
Commonwealth Edison Co.
06/15/46	3.650%	243,000	248,732
Consumers Energy Co.
05/15/22	2.850%	282,000	295,901
08/31/64	4.350%	547,000	616,548
DTE Electric Co.
06/01/21	3.900%	285,000	312,468
06/15/42	3.950%	364,000	397,324

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
DTE Energy Co.
12/01/19	2.400%	$434,000	$442,644
06/15/22	3.300%	397,000	420,119
Dominion Resources, Inc.
08/01/33	5.250%	1,315,000	1,488,166
08/01/41	4.900%	102,000	114,011
Duke Energy Carolinas LLC
01/15/18	5.250%	630,000	662,270
06/15/20	4.300%	1,356,000	1,491,181
12/01/28	6.000%	600,000	784,585
01/15/38	6.000%	226,000	305,127
12/15/41	4.250%	313,000	347,722
Duke Energy Corp.
11/15/16	2.150%	757,000	758,077
09/01/26	2.650%	213,000	209,010
Duke Energy Indiana LLC
07/15/20	3.750%	772,000	831,564
05/15/46	3.750%	550,000	569,826
Duke Energy Progress LLC
05/15/22	2.800%	607,000	638,169
04/01/35	5.700%	300,000	383,651
10/15/46	3.700%	323,000	332,870
Edison International
03/15/23	2.950%	500,000	516,500
Entergy Arkansas, Inc.
04/01/26	3.500%	307,000	332,848
Entergy Corp.
09/01/26	2.950%	336,000	336,547
Entergy Louisiana LLC
06/01/31	3.050%	472,000	484,615
Entergy Louisiana LLC (b)
10/01/26	2.400%	591,000	585,395
Entergy Mississippi, Inc.
06/01/28	2.850%	414,000	423,249
Exelon Generation Co. LLC
01/15/20	2.950%	1,640,000	1,690,323
10/01/20	4.000%	322,000	343,903
06/15/22	4.250%	428,000	459,333
Florida Power & Light Co.
12/01/25	3.125%	1,240,000	1,326,323
Fortis, Inc. (a)(b)
10/04/26	3.055%	2,400,000	2,389,812
Georgia Power Co.
04/01/26	3.250%	193,000	205,109
Indiana Michigan Power Co.
03/15/19	7.000%	420,000	470,867
John Sevier Combined Cycle Generation LLC
01/15/42	4.626%	343,277	397,749
Kansas City Power & Light Co.
03/15/23	3.150%	230,000	234,067
10/01/41	5.300%	750,000	872,170
Louisville Gas & Electric Co.
10/01/25	3.300%	354,000	379,010

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
MidAmerican Energy Co.
10/15/24	3.500%	$487,000	$531,078
11/01/35	5.750%	600,000	780,231
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	550,000	650,353
Nevada Power Co.
08/01/18	6.500%	1,275,000	1,392,084
03/15/19	7.125%	530,000	603,930
09/15/40	5.375%	67,000	83,295
Nextera Energy Capital Holdings, Inc.
09/15/19	2.400%	506,000	515,894
Niagara Mohawk Power Corp. (a)
10/01/34	4.278%	753,000	822,924
Northern States Power Co.
06/01/36	6.250%	150,000	209,091
Oncor Electric Delivery Co. LLC
09/01/18	6.800%	813,000	893,951
09/01/22	7.000%	155,000	196,387
PPL Capital Funding, Inc.
06/15/22	4.200%	313,000	342,996
PPL Electric Utilities Corp.
09/01/22	2.500%	368,000	377,556
PSEG Power LLC
11/15/18	2.450%	800,000	813,889
09/15/21	4.150%	233,000	249,153
11/15/23	4.300%	449,000	487,290
PacifiCorp
07/15/18	5.650%	1,500,000	1,615,807
02/01/22	2.950%	335,000	353,173
06/01/23	2.950%	250,000	262,573
10/15/37	6.250%	200,000	277,101
Pacific Gas & Electric Co.
11/15/23	3.850%	825,000	907,009
06/15/25	3.500%	750,000	812,933
03/01/34	6.050%	450,000	600,079
04/15/42	4.450%	257,000	291,345
08/15/42	3.750%	531,000	546,050
Peco Energy Co.
09/15/22	2.375%	2,000,000	2,029,532
Potomac Electric Power Co.
12/15/38	7.900%	160,000	253,924
Progress Energy, Inc.
01/15/21	4.400%	187,000	204,146
Public Service Co. of Colorado
11/15/20	3.200%	240,000	254,920
06/15/46	3.550%	374,000	384,145
Public Service Co. of New Hampshire
11/01/23	3.500%	303,000	324,120
Public Service Co. of Oklahoma
12/01/19	5.150%	377,000	413,661
02/01/21	4.400%	231,000	252,574
Public Service Electric & Gas Co.
09/15/26	2.250%	359,000	357,765

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
San Diego Gas & Electric Co.
06/01/26	6.000%	$525,000	$683,283
05/15/40	5.350%	21,000	27,091
South Carolina Electric & Gas Co.
06/01/64	4.500%	130,000	137,063
Southern California Edison Co.
06/01/21	3.875%	225,000	246,446
02/01/22	1.845%	731,500	733,716
02/01/38	5.950%	210,000	284,652
Southern Co. (The)
09/01/19	2.150%	389,000	393,787
Southern Power Co.
12/01/25	4.150%	250,000	269,215
09/15/41	5.150%	1,166,000	1,263,202
Southwestern Electric Power Co.
10/01/26	2.750%	1,000,000	998,874
04/01/45	3.900%	428,000	428,284
Southwestern Public Service Co.
12/01/18	8.750%	804,000	926,620
08/15/41	4.500%	338,000	392,748
Toledo Edison Co. (The)
05/15/37	6.150%	600,000	747,480
Virginia Electric and Power Co.
03/15/23	2.750%	900,000	934,554
02/15/24	3.450%	783,000	847,744
11/15/38	8.875%	205,000	346,852
WEC Energy Group, Inc.
06/15/25	3.550%	721,000	774,024
Wisconsin Electric Power Co.
09/15/21	2.950%	86,000	90,945
06/01/25	3.100%	192,000	202,441
Xcel Energy, Inc.
05/15/20	4.700%	98,000	106,984
06/01/25	3.300%	530,000	559,142
07/01/36	6.500%	300,000	407,772
09/15/41	4.800%	90,000	104,932
Total			60,409,144
Environmental 0.1%
Republic Services, Inc.
06/01/22	3.550%	839,000	900,078
07/01/26	2.900%	174,000	176,411
Waste Management, Inc.
06/30/20	4.750%	450,000	500,123
05/15/23	2.400%	417,000	421,163
Total			1,997,775
Finance Companies 0.3%
AIG Global Funding (a)
12/15/17	1.650%	453,000	454,859
Air Lease Corp.
04/01/21	3.875%	450,000	475,875
09/15/23	3.000%	645,000	637,666
Air Lease Corp. (b)
01/15/20	2.125%	1,165,000	1,162,576

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
GE Capital International Funding Co. Unlimited Co.
11/15/20	2.342%	$4,126,000	$4,237,769
11/15/25	3.373%	1,267,000	1,370,915
11/15/35	4.418%	1,098,000	1,232,357
Protective Life Global Funding (a)
11/25/20	2.700%	1,000,000	1,028,277
09/14/21	1.999%	600,000	598,985
Total			11,199,279
Food and Beverage 0.9%
Anheuser-Busch Companies, Inc.
01/15/31	6.800%	640,000	857,885
Anheuser-Busch InBev Finance, Inc.
02/01/19	1.900%	96,000	96,927
02/01/23	3.300%	3,840,000	4,053,155
02/01/36	4.700%	5,200,000	5,978,820
Anheuser-Busch InBev Worldwide, Inc.
01/15/20	5.375%	250,000	279,272
01/15/39	8.200%	410,000	661,840
Brown-Forman Corp.
07/15/45	4.500%	525,000	602,709
Bunge Ltd. Finance Corp.
06/15/19	8.500%	790,000	925,685
11/24/20	3.500%	276,000	288,671
08/15/26	3.250%	284,000	285,759
Cargill, Inc. (a)
11/27/17	6.000%	170,000	178,817
03/06/19	7.350%	250,000	284,601
11/01/36	7.250%	300,000	426,570
11/23/45	4.760%	712,000	838,108
Coca-Cola Co. (The)
04/01/18	1.150%	1,011,000	1,012,070
ConAgra Foods, Inc.
10/01/26	7.125%	183,000	236,260
Diageo Investment Corp.
05/11/22	2.875%	900,000	944,391
09/15/22	8.000%	865,000	1,129,257
General Mills, Inc.
02/15/19	5.650%	140,000	153,342
Heineken NV (a)
10/01/17	1.400%	655,000	655,946
Kraft Heinz Foods Co.
08/23/18	6.125%	400,000	434,033
07/15/25	3.950%	500,000	540,969
01/26/39	6.875%	1,205,000	1,672,589
Mead Johnson Nutrition Co.
11/15/25	4.125%	931,000	1,009,386
06/01/44	4.600%	350,000	373,623
Molson Coors Brewing Co.
07/15/26	3.000%	525,000	528,636
Mondelez International, Inc.
02/01/24	4.000%	75,000	82,261
PepsiCo, Inc.
08/13/17	1.250%	1,025,000	1,027,169

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
11/01/18	7.900%	$133,000	$150,853
07/17/22	3.100%	838,000	896,575
07/17/25	3.500%	625,000	684,372
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	1,400,000	1,515,723
Sysco Corp.
10/01/25	3.750%	388,000	417,505
Tyson Foods, Inc.
08/15/24	3.950%	932,000	1,005,923
08/15/34	4.875%	370,000	409,522
Total			30,639,224
Health Care 0.1%
Becton Dickinson and Co.
12/15/24	3.734%	345,000	374,157
Cardinal Health, Inc.
11/15/19	2.400%	835,000	853,630
Express Scripts Holding Co.
07/15/23	3.000%	178,000	180,793
02/25/26	4.500%	227,000	248,981
07/15/46	4.800%	218,000	226,452
Medco Health Solutions, Inc.
09/15/20	4.125%	760,000	819,313
Memorial Sloan-Kettering Cancer Center
07/01/55	4.200%	60,000	66,862
Providence St Joseph Health Obligated Group
10/01/26	2.746%	307,000	310,853
Quest Diagnostics, Inc.
01/30/20	4.750%	600,000	652,796
06/01/26	3.450%	195,000	203,190
Stryker Corp.
03/15/26	3.500%	191,000	202,335
04/01/43	4.100%	400,000	412,569
Thermo Fisher Scientific, Inc.
09/19/26	2.950%	417,000	413,840
Total			4,965,771
Healthcare Insurance 0.1%
Aetna, Inc.
06/15/23	2.800%	299,000	305,321
06/15/36	4.250%	245,000	253,758
12/15/37	6.750%	590,000	817,576
UnitedHealth Group, Inc.
02/15/19	1.700%	382,000	384,539
07/15/22	3.350%	384,000	412,343
03/15/26	3.100%	642,000	670,740
07/15/35	4.625%	658,000	764,116
03/15/36	5.800%	185,000	242,867
11/15/37	6.625%	285,000	406,469
Total			4,257,729

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Healthcare REIT 0.2%
HCP, Inc.
11/15/23	4.250%	$1,712,000	$1,797,543
03/01/24	4.200%	81,000	84,214
08/15/24	3.875%	682,000	698,097
Ventas Realty LP/Capital Corp.
03/01/22	4.250%	500,000	544,704
08/15/22	3.250%	450,000	468,937
Ventas Realty LP
06/15/23	3.125%	240,000	244,865
01/15/26	4.125%	258,000	277,484
Welltower, Inc.
03/15/23	3.750%	300,000	315,044
06/01/25	4.000%	1,252,000	1,327,590
04/01/26	4.250%	860,000	928,482
Total			6,686,960
Independent Energy 0.6%
Alberta Energy Co., Ltd.
11/01/31	7.375%	695,000	766,484
Anadarko Finance Co.
05/01/31	7.500%	1,240,000	1,535,114
Anadarko Holding Co.
05/15/28	7.150%	570,000	660,638
Apache Corp.
09/15/18	6.900%	750,000	819,028
04/15/22	3.250%	64,000	65,673
04/15/43	4.750%	268,000	273,832
Burlington Resources Finance Co.
12/01/31	7.400%	530,000	704,650
Burlington Resources, Inc.
03/15/25	8.200%	300,000	388,120
Canadian Natural Resources Ltd.
02/01/25	3.900%	570,000	572,312
06/30/33	6.450%	1,423,000	1,608,571
02/01/35	5.850%	170,000	178,443
ConocoPhillips Holding Co.
04/15/29	6.950%	400,000	508,660
ConocoPhillips
07/15/18	6.650%	605,000	658,034
03/30/29	7.000%	475,000	582,037
Devon Financing Co. LLC
09/30/31	7.875%	1,050,000	1,300,722
EOG Resources, Inc.
03/15/23	2.625%	707,000	705,782
01/15/36	5.100%	824,000	935,767
Hess Corp.
10/01/29	7.875%	725,000	882,621
Kerr-McGee Corp.
09/15/31	7.875%	800,000	992,370
Marathon Oil Corp.
11/01/22	2.800%	2,000,000	1,852,328
10/01/37	6.600%	300,000	306,826
Noble Energy, Inc.
05/01/21	5.625%	407,000	423,981

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Occidental Petroleum Corp.
02/15/23	2.700%	$1,250,000	$1,274,754
Tosco Corp.
02/15/30	8.125%	775,000	1,059,709
Total			19,056,456
Integrated Energy 0.7%
BG Energy Capital PLC (a)
10/15/41	5.125%	200,000	227,078
BP Capital Markets PLC
11/06/17	1.375%	497,000	497,047
05/06/22	3.245%	715,000	753,052
09/26/23	3.994%	1,212,000	1,324,345
02/10/24	3.814%	409,000	441,594
05/04/26	3.119%	433,000	442,461
01/16/27	3.017%	350,000	355,516
Cenovus Energy, Inc.
08/15/22	3.000%	300,000	285,265
09/15/23	3.800%	100,000	98,935
11/15/39	6.750%	665,000	718,695
Chevron Corp.
05/16/21	2.100%	1,100,000	1,118,189
12/05/22	2.355%	435,000	442,877
06/24/23	3.191%	269,000	286,526
Exxon Mobil Corp.
03/01/23	2.726%	1,235,000	1,278,762
03/01/46	4.114%	716,000	800,340
Husky Energy, Inc.
04/15/22	3.950%	750,000	794,216
Petro-Canada
05/15/35	5.950%	1,450,000	1,732,267
Shell International Finance BV
09/22/19	4.300%	1,000,000	1,079,849
03/25/20	4.375%	400,000	436,585
05/11/20	2.125%	465,000	472,017
11/10/20	2.250%	222,000	226,172
08/12/23	3.400%	489,000	521,875
05/10/26	2.875%	2,231,000	2,264,345
12/15/38	6.375%	480,000	652,858
05/10/46	4.000%	2,219,000	2,270,046
09/12/46	3.750%	806,000	795,707
Suncor Energy, Inc.
06/01/18	6.100%	970,000	1,041,904
Total Capital Canada Ltd.
07/15/23	2.750%	350,000	362,016
Total Capital International SA
06/28/17	1.550%	311,000	311,887
06/19/21	2.750%	1,530,000	1,598,010
01/25/23	2.700%	500,000	514,893
Total			24,145,329
Life Insurance 0.7%
AIG SunAmerica Global Financing X (a)
03/15/32	6.900%	585,000	781,922

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
Aflac, Inc.
12/17/39	6.900%	$500,000	$705,754
American International Group, Inc.
02/15/24	4.125%	1,286,000	1,385,689
07/10/25	3.750%	242,000	253,821
01/15/35	3.875%	537,000	526,563
Dai-ichi Life Insurance Co. Ltd. (The) Junior Subordinated (a)(c)
12/31/49	4.000%	1,062,000	1,069,350
Jackson National Life Global Funding (a)
06/01/18	4.700%	600,000	630,802
04/29/26	3.050%	473,000	480,774
Lincoln National Corp.
03/15/22	4.200%	1,005,000	1,087,586
04/07/36	6.150%	350,000	412,582
MassMutual Global Funding II (a)
08/02/18	2.100%	598,000	607,064
10/17/22	2.500%	1,551,000	1,577,148
MetLife Global Funding I (a)
01/10/18	1.500%	1,314,000	1,317,607
MetLife, Inc.
09/15/23	4.368%	600,000	664,908
11/13/25	3.600%	279,000	294,318
11/13/43	4.875%	490,000	542,840
Metropolitan Life Global Funding I (a)
06/14/18	3.650%	900,000	934,520
04/11/22	3.875%	1,049,000	1,139,255
New York Life Global Funding (a)
06/18/19	2.150%	1,573,000	1,606,488
Pacific Life Insurance Co. Subordinated (a)
06/15/39	9.250%	490,000	762,621
Pricoa Global Funding I (a)
05/29/18	1.600%	1,439,000	1,444,845
Principal Financial Group, Inc.
05/15/19	8.875%	500,000	589,123
Principal Life Global Funding II (a)
10/15/18	2.250%	2,018,000	2,052,244
Prudential Insurance Co. of America (The) Subordinated (a)
07/01/25	8.300%	2,060,000	2,764,328
Reliance Standard Life Global Funding II (a)
01/15/20	2.500%	400,000	405,383
01/20/21	3.050%	522,000	534,145
Teachers Insurance & Annuity Association of America Subordinated (a)
09/15/44	4.900%	450,000	505,535
Voya Financial, Inc.
06/15/26	3.650%	180,000	179,752
Total			25,256,967

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment 0.5%
21st Century Fox America, Inc.
05/18/18	7.250%	$375,000	$409,494
07/15/24	9.500%	407,000	583,734
10/30/25	7.700%	400,000	548,020
04/30/28	7.300%	350,000	470,296
12/15/34	6.200%	450,000	569,158
CBS Corp.
08/15/24	3.700%	1,019,000	1,066,727
07/01/42	4.850%	1,075,000	1,123,452
Discovery Communications LLC
06/15/21	4.375%	200,000	217,494
05/15/22	3.300%	500,000	513,202
05/15/42	4.950%	490,000	463,934
Grupo Televisa SAB
01/31/46	6.125%	356,000	394,695
Historic TW, Inc.
02/01/23	9.150%	400,000	541,999
05/15/29	6.625%	1,465,000	1,920,583
Sky PLC (a)
09/16/24	3.750%	363,000	383,796
Thomson Reuters Corp.
07/15/18	6.500%	725,000	786,183
Time Warner Companies, Inc.
02/01/24	7.570%	400,000	516,256
Time Warner, Inc.
03/29/21	4.750%	300,000	335,962
04/15/31	7.625%	450,000	637,999
05/01/32	7.700%	690,000	981,101
Viacom, Inc.
10/05/17	6.125%	375,000	391,515
03/15/23	3.250%	167,000	165,953
09/01/23	4.250%	568,000	603,582
12/15/34	4.850%	250,000	254,892
03/15/43	4.375%	269,000	246,959
Walt Disney Co. (The)
12/15/17	5.875%	500,000	529,460
05/30/19	1.850%	585,000	594,839
02/13/26	3.000%	1,080,000	1,144,076
07/30/46	3.000%	100,000	93,674
Total			16,489,035
Metals 0.3%
BHP Billiton Finance USA Ltd.
09/30/18	2.050%	554,000	561,563
03/01/26	6.420%	1,372,000	1,731,268
09/30/43	5.000%	497,000	587,410
Barrick North America Finance LLC
05/30/21	4.400%	261,000	285,901
Freeport Minerals Corp.
06/01/31	9.500%	678,000	766,140
Freeport-McMoRan, Inc.
03/01/17	2.150%	917,000	913,561
03/01/22	3.550%	580,000	527,800
03/15/23	3.875%	452,000	405,634
11/14/34	5.400%	637,000	528,710

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
03/15/43	5.450%	$275,000	$220,688
Nucor Corp.
12/01/37	6.400%	650,000	815,784
Placer Dome, Inc.
10/15/35	6.450%	780,000	883,083
Rio Tinto Finance USA Ltd.
05/01/19	9.000%	390,000	460,748
Teck Resources Ltd.
01/15/22	4.750%	1,094,000	1,072,120
02/01/23	3.750%	203,000	185,999
Total			9,946,409
Midstream 1.0%
ANR Pipeline Co.
11/01/21	9.625%	200,000	267,321
Boardwalk Pipelines LP
12/15/24	4.950%	1,050,000	1,098,413
06/01/26	5.950%	223,000	246,542
Buckeye Partners LP
02/01/21	4.875%	800,000	861,870
07/01/23	4.150%	348,000	354,490
10/15/24	4.350%	640,000	649,517
11/15/43	5.850%	370,000	379,811
EnLink Midstream Partners LP
04/01/19	2.700%	664,000	659,628
06/01/25	4.150%	837,000	801,256
04/01/45	5.050%	745,000	659,490
Energy Transfer Partners LP
02/01/23	3.600%	958,000	942,817
03/15/25	4.050%	946,000	938,273
Enterprise Products Operating LLC
03/15/23	3.350%	1,900,000	1,944,181
02/15/27	3.950%	222,000	232,626
10/15/34	6.650%	1,000,000	1,204,459
Gulf South Pipeline Co. LP
06/15/22	4.000%	1,335,000	1,293,503
Magellan Midstream Partners LP
07/15/19	6.550%	1,065,000	1,192,914
02/01/21	4.250%	730,000	785,833
10/15/43	5.150%	438,000	483,552
09/15/46	4.250%	404,000	402,206
ONEOK Partners LP
03/15/25	4.900%	1,630,000	1,753,435
10/01/36	6.650%	840,000	930,723
Plains All American Pipeline LP/Finance Corp.
12/15/19	2.600%	538,000	542,151
10/15/25	4.650%	1,930,000	1,999,216
02/15/45	4.900%	1,221,000	1,118,796
Spectra Energy Capital LLC
10/01/19	8.000%	1,345,000	1,552,243
03/01/20	5.650%	1,465,000	1,582,541
03/15/23	3.300%	500,000	495,494
09/15/38	7.500%	490,000	609,228
Sunoco Logistics Partners Operations LP
04/01/21	4.400%	480,000	514,914

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
04/01/24	4.250%	$1,701,000	$1,766,904
12/01/25	5.950%	250,000	289,735
07/15/26	3.900%	146,000	148,878
02/15/40	6.850%	652,000	745,784
Texas Eastern Transmission LP (a)
10/15/22	2.800%	660,000	658,375
TransCanada PipeLines Ltd.
01/15/19	3.125%	448,000	461,537
01/15/19	7.125%	677,000	753,821
01/15/26	4.875%	463,000	535,637
10/15/37	6.200%	500,000	638,027
08/15/38	7.250%	585,000	829,331
Western Gas Partners LP
06/01/21	5.375%	352,000	383,248
07/01/26	4.650%	377,000	390,156
Total			34,098,876
Natural Gas 0.3%
Atmos Energy Corp.
03/15/19	8.500%	1,146,000	1,333,690
Boston Gas Co. (a)
02/15/42	4.487%	359,000	397,501
CenterPoint Energy Resources Corp.
01/15/21	4.500%	395,000	426,553
KeySpan Gas East Corp. (a)
08/15/26	2.742%	621,000	628,260
NiSource Finance Corp.
01/15/19	6.800%	377,000	419,799
09/15/20	5.450%	225,000	252,724
02/15/23	3.850%	237,000	253,694
02/01/42	5.800%	381,000	475,458
02/15/44	4.800%	572,000	646,311
Sempra Energy
06/15/18	6.150%	370,000	397,756
02/15/19	9.800%	1,672,000	1,979,394
06/15/24	3.550%	470,000	496,499
Southern Co. Gas Capital Corp.
08/15/19	5.250%	970,000	1,060,686
10/01/23	2.450%	201,000	202,129
06/15/26	3.250%	169,000	174,628
10/01/34	6.000%	1,000,000	1,227,731
10/01/46	3.950%	247,000	249,668
Southwest Gas Corp.
09/29/46	3.800%	464,000	467,898
Total			11,090,379
Office REIT 0.1%
Boston Properties LP
02/01/23	3.850%	860,000	919,178
02/01/24	3.800%	378,000	404,091
10/01/26	2.750%	420,000	413,722
Equity Commonwealth
09/15/20	5.875%	1,600,000	1,776,413
Total			3,513,404

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services 0.2%
Diamond Offshore Drilling, Inc.
10/15/39	5.700%	$200,000	$157,297
11/01/43	4.875%	1,727,000	1,198,427
Halliburton Co.
02/15/21	8.750%	400,000	500,279
11/15/35	4.850%	497,000	532,704
09/15/39	7.450%	240,000	326,299
Nabors Industries, Inc.
09/15/20	5.000%	200,000	197,085
09/15/21	4.625%	2,040,000	1,922,427
National Oilwell Varco, Inc.
12/01/17	1.350%	432,000	430,182
Noble Holding International Ltd. (c)
04/01/45	8.200%	670,000	474,862
Schlumberger Holdings Corp. (a)
12/21/22	3.625%	995,000	1,066,598
Schlumberger Investment SA (a)
09/14/21	3.300%	344,000	364,511
08/01/22	2.400%	610,000	620,699
Total			7,791,370
Other Industry —%
Hutchison Whampoa International 11 Ltd. (a)
01/13/22	4.625%	1,200,000	1,348,241
Other REIT 0.1%
Brixmor Operating Partnership LP
02/01/25	3.850%	1,000,000	1,016,885
Duke Realty LP
06/15/22	4.375%	521,000	569,887
06/30/26	3.250%	203,000	207,518
Goodman Australia Industrial Fund Bond Issuer Pty Ltd. (a)
09/30/26	3.400%	921,000	914,239
Liberty Property LP
10/01/26	3.250%	279,000	281,133
Prologis LP
11/01/25	3.750%	190,000	204,413
Total			3,194,075
Other Utility —%
American Water Capital Corp.
03/01/25	3.400%	524,000	565,104
10/15/37	6.593%	300,000	432,444
Total			997,548
Paper —%
International Paper Co.
02/15/27	3.000%	714,000	713,171
09/15/35	5.000%	200,000	219,700
11/15/39	7.300%	500,000	661,870
Total			1,594,741

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals 0.9%
AbbVie, Inc.
11/06/22	2.900%	$870,000	$892,092
05/14/25	3.600%	3,250,000	3,397,105
05/14/35	4.500%	1,000,000	1,065,716
Actavis Funding SCS
03/15/22	3.450%	434,000	455,630
03/15/35	4.550%	2,239,000	2,378,261
Allergan, Inc.
03/15/23	2.800%	2,761,000	2,748,440
Amgen, Inc.
10/01/41	4.950%	200,000	221,914
05/01/45	4.400%	750,000	787,818
Amgen, Inc. (a)
06/15/48	4.563%	1,401,000	1,495,534
06/15/51	4.663%	1,639,000	1,746,792
Biogen, Inc.
09/15/20	2.900%	1,154,000	1,198,490
Forest Laboratories LLC (a)
02/15/21	4.875%	100,000	111,047
12/15/21	5.000%	930,000	1,040,830
Gilead Sciences, Inc.
12/01/21	4.400%	500,000	558,552
09/01/23	2.500%	498,000	503,279
04/01/24	3.700%	575,000	619,002
09/01/36	4.000%	286,000	291,639
Johnson & Johnson
03/01/36	3.550%	240,000	266,271
Merck & Co, Inc.
05/18/23	2.800%	968,000	1,014,102
Mylan NV (a)
06/15/26	3.950%	463,000	466,490
06/15/46	5.250%	318,000	334,920
Mylan, Inc.
11/29/43	5.400%	200,000	214,712
Mylan, Inc. (a)
01/15/23	3.125%	1,000,000	991,416
Pfizer, Inc.
06/15/23	3.000%	1,530,000	1,629,660
Shire Acquisitions Investments Ireland DAC
09/23/23	2.875%	612,000	612,800
Teva Pharmaceutical Finance Co. LLC
02/01/36	6.150%	1,500,000	1,897,176
Teva Pharmaceutical Finance III BV
07/21/21	2.200%	333,000	331,744
07/21/23	2.800%	319,000	319,818
Teva Pharmaceutical Finance Netherlands III BV
10/01/46	4.100%	136,000	135,355
Zoetis, Inc.
11/13/20	3.450%	210,000	219,517
02/01/23	3.250%	1,290,000	1,329,368
11/13/25	4.500%	435,000	487,650
Total			29,763,140

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty 0.5%
Aon PLC
11/27/23	4.000%	$459,000	$494,603
06/14/24	3.500%	519,000	540,718
12/15/25	3.875%	429,000	458,080
Berkshire Hathaway Finance Corp.
05/15/18	5.400%	2,200,000	2,347,741
01/15/40	5.750%	385,000	512,592
Berkshire Hathaway, Inc.
08/15/21	3.750%	488,000	534,344
02/11/23	3.000%	1,000,000	1,052,636
03/15/23	2.750%	500,000	519,593
CNA Financial Corp.
11/15/19	7.350%	360,000	415,066
Chubb INA Holdings, Inc.
11/03/22	2.875%	452,000	474,829
03/13/23	2.700%	1,275,000	1,316,983
05/15/24	3.350%	750,000	797,987
05/03/26	3.350%	300,000	321,227
Liberty Mutual Group, Inc. (a)
06/01/21	5.000%	330,000	367,631
03/15/35	6.500%	300,000	373,109
Liberty Mutual Insurance Co. Subordinated (a)
05/15/25	8.500%	800,000	1,024,551
Marsh & McLennan Companies, Inc.
03/06/20	2.350%	1,015,000	1,032,977
03/14/23	3.300%	132,000	138,358
Nationwide Mutual Insurance Co. Subordinated (a)
08/15/39	9.375%	1,170,000	1,844,721
Progressive Corporation (The)
01/15/27	2.450%	800,000	796,310
Travelers Property Casualty Corp.
04/15/26	7.750%	605,000	826,717
Total			16,190,773
Railroads 0.4%
Burlington Northern Santa Fe LLC
03/15/22	3.050%	217,000	229,111
03/15/23	3.000%	405,000	426,102
08/15/30	7.950%	500,000	756,666
05/01/40	5.750%	790,000	1,026,292
03/15/42	4.400%	500,000	559,643
CSX Corp.
05/01/17	7.900%	625,000	649,098
02/01/19	7.375%	815,000	922,494
06/01/21	4.250%	215,000	236,955
10/01/36	6.000%	450,000	579,969
Canadian Pacific Railway Co.
05/15/19	7.250%	450,000	513,380
09/15/15	6.125%	1,336,000	1,649,033
Canadian Pacific Railway Ltd.
01/15/22	4.500%	1,350,000	1,486,449
Norfolk Southern Corp.
02/15/23	2.903%	883,000	914,465

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads (continued)
05/01/37	7.050%	$300,000	$424,467
05/23/11	6.000%	911,000	1,105,304
Union Pacific Corp.
07/15/22	4.163%	849,000	953,875
Union Pacific Railroad Co. 2015-1 Pass-Through Trust
05/12/27	2.695%	2,052,035	2,029,288
Total			14,462,591
Restaurants 0.2%
Lila Mexican Holdings LLC (a)
12/24/35	5.000%	5,308,333	5,187,844
McDonalds Corp.
12/09/35	4.700%	283,000	320,513
10/15/37	6.300%	268,000	354,367
Total			5,862,724
Retail REIT 0.2%
National Retail Properties, Inc.
11/15/25	4.000%	728,000	776,282
Realty Income Corp.
10/15/22	3.250%	500,000	516,897
07/15/24	3.875%	1,642,000	1,731,707
Scentre Group Trust 1 / 2 (a)
02/12/25	3.500%	500,000	519,437
Simon Property Group LP
02/01/24	3.750%	1,750,000	1,893,715
01/15/26	3.300%	386,000	407,395
Total			5,845,433
Retailers 0.4%
Advance Auto Parts, Inc.
01/15/22	4.500%	700,000	752,896
Bed Bath & Beyond, Inc.
08/01/34	4.915%	1,343,000	1,359,113
CVS Health Corp.
06/01/21	2.125%	763,000	770,745
12/01/22	2.750%	500,000	514,805
12/05/23	4.000%	1,211,000	1,333,851
06/01/26	2.875%	432,000	438,401
CVS Pass-Through Trust (a)
10/10/25	6.204%	231,778	260,819
01/10/34	5.926%	489,817	579,299
Gap, Inc. (The)
04/12/21	5.950%	773,000	824,469
Home Depot, Inc. (The)
06/01/22	2.625%	195,000	202,492
04/01/26	3.000%	403,000	426,343
09/15/26	2.125%	256,000	251,518
09/15/56	3.500%	176,000	171,993
Lowes Companies, Inc.
02/15/28	6.875%	400,000	551,986
10/15/35	5.500%	1,150,000	1,452,949
Macy’s Retail Holdings, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
09/01/23	4.375%	$852,000	$900,431
03/15/37	6.375%	1,450,000	1,557,987
Target Corp.
11/01/32	6.350%	107,000	145,666
Walgreen Co.
09/15/42	4.400%	300,000	311,709
Walgreens Boots Alliance, Inc.
06/01/23	3.100%	411,000	423,925
11/18/34	4.500%	990,000	1,052,088
11/18/44	4.800%	500,000	551,176
Total			14,834,661
Supermarkets 0.1%
CK Hutchison International 16 Ltd. (a)(b)
10/03/21	1.875%	335,000	331,685
Kroger Co. (The)
08/15/17	6.400%	300,000	313,659
01/15/20	6.150%	440,000	500,059
04/01/31	7.500%	2,120,000	3,000,408
Total			4,145,811
Supranational 0.1%
African Development Bank Subordinated
09/01/19	8.800%	1,700,000	2,052,786
Technology 1.1%
Apple, Inc.
05/03/18	1.000%	2,084,000	2,081,095
05/03/23	2.400%	1,645,000	1,674,849
05/06/24	3.450%	795,000	860,369
02/23/26	3.250%	426,000	452,799
08/04/26	2.450%	963,000	963,942
02/23/36	4.500%	851,000	971,745
08/04/46	3.850%	672,000	687,296
Arrow Electronics, Inc.
04/01/20	6.000%	760,000	841,733
01/15/27	7.500%	959,000	1,179,307
Cisco Systems, Inc.
02/28/21	2.200%	1,200,000	1,227,817
01/15/40	5.500%	1,460,000	1,891,186
Dell, Inc.
04/15/28	7.100%	390,000	411,645
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a)
06/15/21	4.420%	642,000	670,967
06/15/23	5.450%	759,000	813,236
06/15/26	6.020%	667,000	731,234
Equifax, Inc.
06/01/21	2.300%	293,000	296,058
HP Enterprise Services LLC
10/15/29	7.450%	300,000	367,016
HP, Inc.
09/15/21	4.375%	1,058,000	1,141,143

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Intel Corp.
07/29/25	3.700%	$585,000	$649,010
07/29/45	4.900%	245,000	292,238
05/19/46	4.100%	448,000	479,494
International Business Machines Corp.
10/15/18	7.625%	640,000	720,044
08/01/27	6.220%	655,000	866,899
11/29/32	5.875%	500,000	666,556
Intuit, Inc.
03/15/17	5.750%	1,100,000	1,122,373
Microsoft Corp.
02/12/22	2.375%	500,000	514,606
11/15/22	2.125%	523,000	529,372
05/01/23	2.375%	500,000	511,977
12/15/23	3.625%	667,000	732,338
02/12/35	3.500%	300,000	307,131
11/03/35	4.200%	462,000	516,455
10/01/40	4.500%	518,000	593,515
11/03/55	4.750%	582,000	672,257
08/08/56	3.950%	380,000	384,987
Oracle Corp.
10/15/22	2.500%	1,700,000	1,744,358
07/15/23	3.625%	900,000	977,332
09/15/23	2.400%	567,000	571,547
05/15/25	2.950%	2,500,000	2,582,330
07/08/34	4.300%	170,000	184,368
05/15/35	3.900%	170,000	175,753
07/15/36	3.850%	1,400,000	1,453,698
04/15/38	6.500%	280,000	387,482
07/08/39	6.125%	339,000	454,448
07/15/40	5.375%	155,000	190,527
Pitney Bowes, Inc.
03/15/18	5.600%	150,000	157,907
Xerox Corp.
02/01/17	6.750%	500,000	507,877
12/15/19	5.625%	368,000	398,759
Total			36,609,075
Transportation Services 0.1%
ERAC U.S.A. Finance LLC (a)
08/16/21	4.500%	600,000	664,296
10/15/37	7.000%	610,000	831,943
Penske Truck Leasing Co. LP/Finance Corp. (a)
02/01/22	3.375%	1,700,000	1,767,226
Ryder System, Inc.
06/01/17	3.500%	705,000	715,575
United Parcel Service of America, Inc. (c)
04/01/30	8.375%	225,000	334,000
Total			4,313,040
Wireless 0.3%
America Movil SAB de CV
03/30/20	5.000%	650,000	714,316
07/16/22	3.125%	1,297,000	1,327,926
03/30/40	6.125%	300,000	357,740

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
American Tower Corp.
01/15/22	2.250%	$600,000	$598,775
01/31/23	3.500%	670,000	698,855
10/15/26	3.375%	425,000	430,787
Centel Capital Corp.
10/15/19	9.000%	350,000	405,384
Crown Castle International Corp.
09/01/21	2.250%	693,000	692,439
04/15/22	4.875%	600,000	669,300
Crown Castle Towers LLC (a)
01/15/20	6.113%	1,000,000	1,108,250
Rogers Communications, Inc.
12/15/25	3.625%	258,000	279,866
05/01/32	8.750%	1,075,000	1,576,914
Vodafone Group PLC
03/20/17	1.625%	1,087,000	1,088,511
02/19/18	1.500%	1,113,000	1,112,250
Total			11,061,313
Wirelines 1.3%
AT&T, Inc.
02/15/19	5.800%	1,000,000	1,096,882
08/15/21	3.875%	145,000	156,519
03/15/22	3.800%	1,295,000	1,387,060
06/30/22	3.000%	6,155,000	6,328,005
02/17/23	3.600%	300,000	316,228
04/01/24	4.450%	1,000,000	1,099,152
01/15/38	6.300%	750,000	930,442
08/15/40	6.000%	875,000	1,048,289
09/01/40	5.350%	4,821,000	5,400,262
03/01/41	6.375%	425,000	532,528
12/15/42	4.300%	1,158,000	1,142,188
06/15/45	4.350%	1,219,000	1,200,780
AT&T, Inc. (a)
03/09/49	4.550%	712,000	714,899
British Telecommunications PLC
02/14/19	2.350%	200,000	203,805
British Telecommunications PLC (c)
12/15/30	9.625%	350,000	566,600
Deutsche Telekom International Finance BV
08/20/18	6.750%	525,000	576,331
Deutsche Telekom International Finance BV (a)
03/06/17	2.250%	500,000	501,887
09/19/21	1.950%	300,000	299,748
03/06/42	4.875%	150,000	174,849
Deutsche Telekom International Finance BV (c)
06/15/30	8.750%	290,000	450,775
Orange SA (c)
03/01/31	9.000%	1,528,000	2,437,919
Qwest Corp.
12/01/21	6.750%	1,063,000	1,183,916
Telefonica Emisiones SAU
04/27/18	3.192%	241,000	246,688
04/27/20	5.134%	1,021,000	1,125,493
02/16/21	5.462%	120,000	136,624
Verizon Communications, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
11/01/21	3.000%	$1,787,000	$1,869,833
11/01/24	3.500%	2,361,000	2,518,415
08/15/26	2.625%	2,200,000	2,159,234
11/01/34	4.400%	4,016,000	4,249,482
09/15/35	5.850%	180,000	222,033
01/15/36	4.272%	550,000	573,048
08/21/46	4.862%	4,944,000	5,537,591
09/15/48	4.522%	121,000	127,937
03/15/55	4.672%	112,000	117,816
Total			46,633,258
Total Corporate Bonds & Notes (Cost: $733,739,353)			$769,244,034

Residential Mortgage-Backed Securities - Agency 15.1%
Federal Home Loan Mortgage Corp.
09/01/21-09/01/37	6.000%	3,687,314	4,179,696
11/01/22-10/17/38	6.500%	2,632,579	2,986,956
02/01/24-05/01/38	5.500%	1,561,908	1,734,637
01/01/32-06/01/42	3.500%	5,865,999	6,256,895
12/01/32-01/01/46	4.000%	10,948,175	11,974,031
03/01/33	3.000%	2,239,048	2,374,278
02/01/38	7.500%	116,717	124,827
08/01/40	5.000%	2,605,462	2,894,946
05/01/41	4.500%	3,719,557	4,098,513
CMO Series 2127 Class PG
02/15/29	6.250%	501,503	549,164
CMO Series 2165 Class PE
06/15/29	6.000%	162,185	187,504
CMO Series 2326 Class ZQ
06/15/31	6.500%	815,065	918,189
CMO Series 2399 Class TH
01/15/32	6.500%	415,428	466,126
CMO Series 2517 Class Z
10/15/32	5.500%	252,134	274,252
CMO Series 2545 Class HG
12/15/32	5.500%	557,142	632,387
CMO Series 2557 Class HL
01/15/33	5.300%	666,523	742,642
CMO Series 2568 Class KG
02/15/23	5.500%	861,204	954,391
CMO Series 2586 Class TG
03/15/23	5.500%	1,389,628	1,526,398
CMO Series 2597 Class AE
04/15/33	5.500%	319,172	351,446
CMO Series 262 Class 35
07/15/42	3.500%	8,033,549	8,666,545
CMO Series 2752 Class EZ
02/15/34	5.500%	1,774,932	2,004,814
CMO Series 2764 Class UE
10/15/32	5.000%	270,111	277,348

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2764 Class ZG
03/15/34	5.500%	$1,001,839	$1,136,600
CMO Series 2953 Class PG
03/15/35	5.500%	4,000,000	4,629,496
CMO Series 2986 Class CH
06/15/25	5.000%	880,899	960,557
CMO Series 2989 Class TG
06/15/25	5.000%	695,130	760,044
CMO Series 299 Class 300
01/15/43	3.000%	1,398,444	1,436,311
CMO Series 2990 Class UZ
06/15/35	5.750%	1,778,391	2,046,124
CMO Series 3075 Class PD
01/15/35	5.500%	106,921	108,791
CMO Series 3101 Class UZ
01/15/36	6.000%	665,441	772,343
CMO Series 3123 Class AZ
03/15/36	6.000%	834,425	966,122
CMO Series 3143 Class BC
02/15/36	5.500%	812,537	906,147
CMO Series 3164 Class MG
06/15/36	6.000%	262,126	296,985
CMO Series 3195 Class PD
07/15/36	6.500%	619,346	703,484
CMO Series 3200 Class AY
08/15/36	5.500%	571,374	643,575
CMO Series 3213 Class JE
09/15/36	6.000%	1,024,473	1,167,013
CMO Series 3218 Class BE
09/15/35	6.000%	163,486	164,837
CMO Series 3229 Class HE
10/15/26	5.000%	1,508,411	1,642,592
CMO Series 3266 Class D
01/15/22	5.000%	895,775	926,035
CMO Series 3402 Class NC
12/15/22	5.000%	520,731	548,864
CMO Series 3423 Class PB
03/15/38	5.500%	1,871,490	2,108,744
CMO Series 3453 Class B
05/15/38	5.500%	156,299	171,518
CMO Series 3461 Class Z
06/15/38	6.000%	3,201,368	3,624,995
CMO Series 3501 Class CB
01/15/39	5.500%	749,378	852,674
CMO Series 3680 Class MA
07/15/39	4.500%	2,155,767	2,335,293
CMO Series 3684 Class CY
06/15/25	4.500%	2,000,000	2,242,665
CMO Series 3704 Class CT
12/15/36	7.000%	1,409,385	1,675,492
CMO Series 3704 Class DT
11/15/36	7.500%	1,296,277	1,550,913
CMO Series 3704 Class ET
12/15/36	7.500%	971,055	1,193,522
CMO Series 3707 Class B
08/15/25	4.500%	2,027,855	2,229,565
CMO Series 3720 Class A
09/15/25	4.500%	672,187	725,860

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 3819 Class ZQ
04/15/36	6.000%	$1,229,856	$1,405,955
CMO Series 3827 Class BM
08/15/39	5.500%	816,648	882,675
CMO Series 3890 Class ME
07/15/41	5.000%	1,000,000	1,215,763
CMO Series 3957 Class B
11/15/41	4.000%	690,451	741,612
CMO Series 3966 Class NA
12/15/41	4.000%	1,279,875	1,388,734
CMO Series 4015 Class MY
03/15/42	3.500%	2,000,000	2,141,428
CMO Series 4173 Class NB
03/15/43	3.000%	2,000,000	2,091,933
CMO Series 4177 Class MQ
03/15/43	2.500%	1,000,000	990,903
CMO Series 4217 Class KY
06/15/43	3.000%	1,200,000	1,245,998
CMO Series 4219 Class JA
08/15/39	3.500%	3,632,596	3,794,233
CMO Series 4240 Class B
08/15/33	3.000%	2,000,000	2,104,949
CMO Series R006 Class ZA
04/15/36	6.000%	935,362	1,082,585
CMO Series R007 Class ZA
05/15/36	6.000%	1,878,260	2,102,212
Structured Pass-Through Securities
CMO Series T-56 Class A5
05/25/43	5.231%	1,443,827	1,595,681
Federal Home Loan Mortgage Corp. (c)
07/01/36	2.767%	147,469	153,262
11/01/36	2.698%	384,238	407,388
07/01/40	3.820%	734,767	763,774
CMO Series 2551 Class NS
01/15/33	13.522%	271,822	337,985
CMO Series 264 Class F1
07/15/42	1.074%	5,508,966	5,508,961
CMO Series 3102 Class FB
01/15/36	0.824%	244,699	244,630
CMO Series 3147 Class PF
04/15/36	0.824%	467,979	466,932
CMO Series 3229 Class AF
08/15/23	0.774%	477,569	479,877
CMO Series 3523 Class SD
06/15/36	18.221%	99,723	137,060
CMO Series 3549 Class FA
07/15/39	1.724%	126,552	128,663
CMO Series 3688 Class CU
11/15/21	6.740%	330,452	346,370
CMO Series 3688 Class GT
11/15/46	7.281%	928,278	1,082,975
CMO Series 3804 Class FN
03/15/39	0.974%	199,898	200,706
CMO Series 3852 Class QN
05/15/41	5.500%	962,730	1,062,509
CMO Series 3966 Class BF
10/15/40	1.024%	1,680,123	1,689,747
CMO Series 3997 Class PF

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
11/15/39	0.974%	$798,029	$800,550
CMO Series 4012 Class FN
03/15/42	1.024%	2,728,651	2,736,908
CMO Series 4048 Class FB
10/15/41	0.924%	2,658,378	2,656,368
CMO Series 4048 Class FJ
07/15/37	0.894%	2,319,565	2,281,659
CMO Series 4087 Class FA
05/15/39	0.974%	1,822,396	1,817,135
CMO Series 4095 Class FB
04/15/39	0.924%	2,525,723	2,548,445
CMO Series 4272 Class W
04/15/40	5.648%	3,843,196	4,218,189
Structured Pass-Through Securities
CMO Series T-62 Class 1A1
10/25/44	1.689%	1,167,010	1,191,086
Federal Home Loan Mortgage Corp. (c)(d)
CMO IO STRIPS Series 239 Class S30
08/15/36	7.176%	762,748	144,968
CMO IO Series 3380 Class SI
10/15/37	5.846%	4,064,453	826,085
CMO IO Series 3385 Class SN
11/15/37	5.476%	260,623	35,967
CMO IO Series 3451 Class SA
05/15/38	5.526%	401,404	78,196
CMO IO Series 3531 Class SM
05/15/39	5.576%	460,606	47,618
CMO IO Series 3608 Class SC
12/15/39	5.726%	786,684	120,242
CMO IO Series 3740 Class SB
10/15/40	5.476%	1,309,741	218,547
CMO IO Series 3740 Class SC
10/15/40	5.476%	1,690,557	280,134
CMO IO Series 3802 Class LS
01/15/40	1.962%	2,868,574	225,875
Federal Home Loan Mortgage Corp. (e)
CMO PO STRIPS Series 197 Class PO
04/01/28	0.000%	309,129	272,888
CMO PO STRIPS Series 310 Class PO
09/15/43	0.000%	2,950,753	2,490,606
CMO PO Series 2235 Class KP
06/15/30	0.000%	221,979	210,337
CMO PO Series 2967 Class EA
04/15/20	0.000%	96,891	94,086
CMO PO Series 3077 Class TO
04/15/35	0.000%	274,953	252,205
CMO PO Series 3100 Class PO
01/15/36	0.000%	451,805	423,021
CMO PO Series 3117 Class OG
02/15/36	0.000%	266,924	249,641
CMO PO Series 3136 Class PO
04/15/36	0.000%	159,714	149,956
CMO PO Series 3181 Class OH
07/15/36	0.000%	740,279	654,727
CMO PO Series 3200 Class PO
08/15/36	0.000%	250,840	226,373
CMO PO Series 3316 Class JO
05/15/37	0.000%	69,274	65,941

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO PO Series 3393 Class JO
09/15/32	0.000%	$1,239,296	$1,155,657
CMO PO Series 3510 Class OD
02/15/37	0.000%	418,410	374,073
CMO PO Series 3607 Class AO
04/15/36	0.000%	298,085	283,725
CMO PO Series 3607 Class PO
05/15/37	0.000%	408,099	373,677
CMO PO Series 3607 Class TO
10/15/39	0.000%	515,258	452,960
CMO PO Series 3621 Class BO
01/15/40	0.000%	234,351	212,945
CMO PO Series 3623 Class LO
01/15/40	0.000%	388,207	372,460
Federal Home Loan Mortgage Corp. (d)
CMO IO Series 3688 Class NI
04/15/32	5.000%	979,413	66,290
CMO IO Series 3714 Class IP
08/15/40	5.000%	1,277,427	168,968
CMO IO Series 3739 Class LI
03/15/34	4.000%	701,199	5,561
CMO IO Series 3747 Class HI
07/15/37	4.500%	1,467,242	51,119
CMO IO Series 3760 Class GI
10/15/37	4.000%	601,354	18,156
CMO IO Series 3772 Class IO
09/15/24	3.500%	484,615	8,431
CMO IO Series 3779 Class IH
11/15/34	4.000%	941,667	22,420
CMO IO Series 3800 Class AI
11/15/29	4.000%	1,204,333	78,294
Federal National Mortgage Association
10/01/19-08/01/40	5.000%	3,964,802	4,392,972
10/01/19-11/01/48	6.000%	7,608,313	8,511,523
04/01/20-07/01/42	4.000%	5,716,216	6,214,295
10/01/21-10/01/39	5.500%	5,909,495	6,658,376
05/01/22-08/01/37	7.500%	164,499	174,167
02/01/24-02/01/39	6.500%	5,961,110	6,941,880
04/25/31-08/01/43	3.500%	47,039,774	50,185,511
10/25/33-02/01/43	3.000%	7,786,571	8,151,258
04/01/37-01/01/39	7.000%	1,722,321	2,063,217
CMO Series 1999-7 Class AB
03/25/29	6.000%	331,854	383,486
CMO Series 2001-60 Class PX
11/25/31	6.000%	443,618	510,315
CMO Series 2002-50 Class ZA
05/25/31	6.000%	1,847,456	2,021,570
CMO Series 2002-78 Class Z
12/25/32	5.500%	583,535	633,362

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2003-23 Class EQ
04/25/23	5.500%	$1,101,967	$1,212,481
CMO Series 2004-50 Class VZ
07/25/34	5.500%	2,346,895	2,627,847
CMO Series 2004-65 Class LT
08/25/24	4.500%	412,506	441,873
CMO Series 2004-W10 Class A6
08/25/34	5.750%	3,000,000	3,472,899
CMO Series 2005-121 Class DX
01/25/26	5.500%	905,367	989,508
CMO Series 2005-67 Class EY
08/25/25	5.500%	384,363	427,861
CMO Series 2006-105 Class ME
11/25/36	5.500%	1,400,268	1,583,968
CMO Series 2006-16 Class HZ
03/25/36	5.500%	2,522,624	2,737,557
CMO Series 2006-W3 Class 2A
09/25/46	6.000%	426,592	478,641
CMO Series 2007-104 Class ZE
08/25/37	6.000%	747,703	817,372
CMO Series 2007-116 Class PB
08/25/35	5.500%	472,628	539,016
CMO Series 2007-18 Class MZ
03/25/37	6.000%	949,385	1,041,712
CMO Series 2007-42 Class B
05/25/37	6.000%	891,807	1,012,177
CMO Series 2007-76 Class ZG
08/25/37	6.000%	2,016,735	2,264,825
CMO Series 2008-80 Class GP
09/25/38	6.250%	128,698	146,114
CMO Series 2009-59 Class HB
08/25/39	5.000%	973,485	1,093,838
CMO Series 2009-60 Class HT
08/25/39	6.000%	903,139	1,035,672
CMO Series 2009-79 Class UA
03/25/38	7.000%	102,856	116,155
CMO Series 2009-W1 Class A
12/25/49	6.000%	2,238,643	2,571,216
CMO Series 2010-111 Class AE
04/25/38	5.500%	1,758,856	1,807,188
CMO Series 2010-111 Class AM
10/25/40	5.500%	3,000,000	3,535,910
CMO Series 2010-148 Class MA
02/25/39	4.000%	366,547	377,602
CMO Series 2010-2 Class LC
02/25/40	5.000%	1,200,000	1,413,912
CMO Series 2010-83 Class DN
12/25/20	4.500%	2,910,053	3,034,388
CMO Series 2011-118 Class MT
11/25/41	7.000%	1,809,589	2,083,206
CMO Series 2011-118 Class NT
11/25/41	7.000%	2,038,806	2,375,679
CMO Series 2011-39 Class ZA
11/25/32	6.000%	654,181	751,199
CMO Series 2011-44 Class EB
05/25/26	3.000%	3,000,000	3,168,917
CMO Series 2011-46 Class B
05/25/26	3.000%	6,000,000	6,369,409

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2011-59 Class NZ
07/25/41	5.500%	$2,267,592	$2,657,253
CMO Series 2012-66 Class CB
06/25/32	3.000%	3,000,000	3,126,902
CMO Series 2013-100 Class WB
10/25/33	3.000%	3,000,000	3,073,662
CMO Series 2013-101 Class E
10/25/33	3.000%	3,000,000	3,167,701
CMO Series 2013-103 Class VG
03/25/30	3.000%	2,500,000	2,639,631
CMO Series 2013-108 Class GU
10/25/33	3.000%	2,500,000	2,639,495
CMO Series 2013-4 Class AJ
02/25/43	3.500%	2,878,306	3,030,702
CMO Series 2013-59 Class PY
06/25/43	2.500%	1,000,000	984,379
CMO Series 2013-81 Class TA
02/25/43	3.000%	2,500,000	2,463,686
CMO Series 2013-90 Class DL
09/25/33	3.500%	1,500,000	1,624,638
CMO Series 2016-38
01/25/46	3.000%	2,929,617	3,091,216
CMO Series G94-8 Class K
07/17/24	8.000%	286,349	325,228
Series 2012-M5 Class A2
02/25/22	2.715%	2,122,000	2,225,694
Series 2013-M9 Class A2
01/25/23	2.389%	3,000,000	3,100,509
Federal National Mortgage Association (c)
01/01/23	0.875%	3,695,745	3,682,039
11/01/23	0.985%	4,738,731	4,738,943
11/01/23	1.015%	1,732,630	1,733,225
12/25/33	13.049%	198,949	222,662
03/01/36	3.385%	731,932	770,383
CMO Class 2005-SV Series 75
09/25/35	22.099%	187,707	283,204
CMO Series 2003-129 Class FD
01/25/24	1.025%	324,510	326,515
CMO Series 2003-W8 Class 3F1
05/25/42	0.925%	337,224	333,856
CMO Series 2004-36 Class FA
05/25/34	0.925%	468,460	468,233
CMO Series 2005-74 Class SK
05/25/35	18.686%	281,201	398,671
CMO Series 2005-W3 Class 2AF
03/25/45	0.745%	742,800	722,971
CMO Series 2006-56 Class FC
07/25/36	0.815%	391,304	389,920
CMO Series 2007-101 Class A2
06/27/36	0.775%	857,812	848,752
CMO Series 2008-18 Class FA
03/25/38	1.425%	220,974	224,467
CMO Series 2010-28 Class BS
04/25/40	10.406%	164,605	191,367
CMO Series 2010-35 Class SJ
04/25/40	15.916%	868,921	1,212,636
CMO Series 2010-49 Class SC
03/25/40	11.609%	737,703	907,677

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2010-61 Class WA
06/25/40	5.949%	$278,809	$305,138
CMO Series 2011-101 Class FM
01/25/41	1.075%	712,193	715,487
CMO Series 2011-2 Class WA
02/25/51	5.820%	318,327	353,262
CMO Series 2011-43 Class WA
05/25/51	5.810%	531,596	604,916
CMO Series 2011-75 Class FA
08/25/41	1.075%	531,146	537,570
CMO Series 2012-101 Class FC
09/25/42	1.025%	1,309,037	1,307,474
CMO Series 2012-108 Class F
10/25/42	1.025%	2,669,914	2,663,637
CMO Series 2012-137 Class CF
08/25/41	0.825%	1,602,565	1,595,237
CMO Series 2012-14 Class FG
07/25/40	0.925%	1,316,270	1,321,086
CMO Series 2012-47 Class HF
05/25/27	0.925%	4,283,071	4,283,897
CMO Series 2012-58 Class FA
03/25/39	1.025%	1,577,609	1,582,772
CMO Series 411 Class F1
08/25/42	1.075%	3,418,033	3,435,952
CMO Series 412 Class F2
08/25/42	1.025%	1,782,985	1,790,584
Series 2003-W16 Class AF5
11/25/33	4.565%	1,029,884	1,075,897
Federal National Mortgage Association (c)(d)
CMO IO Series 1996-4 Class SA
02/25/24	7.975%	136,980	25,852
CMO IO Series 2006-117 Class GS
12/25/36	6.125%	451,040	50,531
CMO IO Series 2006-43 Class SI
06/25/36	6.075%	1,671,999	320,428
CMO IO Series 2006-58 Class IG
07/25/36	5.995%	648,562	126,673
CMO IO Series 2006-8 Class WN
03/25/36	6.175%	1,742,263	378,487
CMO IO Series 2006-94 Class GI
10/25/26	6.125%	998,882	154,987
CMO IO Series 2007-109 Class PI
12/25/37	5.825%	1,078,248	154,385
CMO IO Series 2007-65 Class KI
07/25/37	6.095%	445,777	58,871
CMO IO Series 2007-72 Class EK
07/25/37	5.875%	1,728,938	316,728
CMO IO Series 2007-W7 Class 2A2
07/25/37	6.005%	741,092	138,246
CMO IO Series 2009-112 Class ST
01/25/40	5.725%	638,232	96,374
CMO IO Series 2009-17 Class QS
03/25/39	6.125%	370,309	55,953
CMO IO Series 2009-37 Class KI
06/25/39	5.475%	1,700,355	214,500
CMO IO Series 2009-68 Class SA
09/25/39	6.225%	819,273	164,534
CMO IO Series 2010-125 Class SA

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
11/25/40	3.915%	$3,113,053	$304,811
CMO IO Series 2010-147 Class SA
01/25/41	6.005%	3,098,633	735,926
CMO IO Series 2010-35 Class SB
04/25/40	5.895%	482,406	71,272
CMO IO Series 2010-42 Class S
05/25/40	5.875%	381,325	65,695
CMO IO Series 2010-68 Class SA
07/25/40	4.475%	2,659,490	343,917
CMO IO Series 2011-30 Class LS
04/25/41	1.858%	2,228,200	168,150
Federal National Mortgage Association (e)
CMO PO STRIPS Series 293 Class 1
12/25/24	0.000%	274,889	245,407
CMO PO STRIPS Series 300 Class 1
09/25/24	0.000%	245,229	217,753
CMO PO Series 2000-18 Class EC
10/25/23	0.000%	121,227	116,621
CMO PO Series 2004-46 Class EP
03/25/34	0.000%	270,255	248,815
CMO PO Series 2006-113 Class PO
07/25/36	0.000%	127,529	124,509
CMO PO Series 2006-15 Class OP
03/25/36	0.000%	299,696	272,106
CMO PO Series 2006-60 Class CO
06/25/35	0.000%	134,529	130,997
CMO PO Series 2006-60 Class DO
04/25/35	0.000%	245,725	235,396
CMO PO Series 2006-8 Class WQ
03/25/36	0.000%	475,163	420,033
CMO PO Series 2006-86 Class OB
09/25/36	0.000%	589,943	566,125
CMO PO Series 2009-113 Class AO
01/25/40	0.000%	310,579	292,832
CMO PO Series 2009-69 Class PO
09/25/39	0.000%	206,377	196,663
CMO PO Series 2009-86 Class BO
03/25/37	0.000%	211,401	198,070
CMO PO Series 2009-86 Class OT
10/25/37	0.000%	648,530	590,442
CMO PO Series 2010-39 Class OT
10/25/35	0.000%	244,198	230,832
CMO PO Series 2010-68 Class CO
07/25/40	0.000%	510,288	489,217
CMO PO Series 2013-101 Class DO
10/25/43	0.000%	3,238,475	2,678,837
CMO PO Series 2013-128 Class PO
12/25/43	0.000%	2,354,229	1,990,991
CMO PO Series 2013-92 Class PO
09/25/43	0.000%	2,419,767	2,036,003
CMO PO Series 314 Class 1
07/25/31	0.000%	228,823	208,924
CMO PO Series 3151 Class PO
05/15/36	0.000%	285,003	274,698
Federal National Mortgage Association (d)
CMO IO Series 2009-71 Class BI
08/25/24	4.500%	139,035	10,652
CMO IO Series 2009-86 Class IP

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
10/25/39	5.500%	$261,681	$38,662
CMO IO Series 2010-155 Class KI
01/25/21	3.000%	1,174,482	48,688
Government National Mortgage Association
09/15/22	5.000%	278,537	293,140
09/20/38-08/20/39	6.000%	1,727,119	1,993,225
09/20/38-12/20/38	7.000%	315,963	370,997
05/20/45	4.000%	1,469,823	1,585,496
04/20/63	4.479%	2,041,558	2,203,695
05/20/63	4.433%	2,867,266	3,098,184
05/20/63	4.462%	3,029,486	3,269,649
06/20/63	4.375%	4,601,977	4,973,490
CMO Series 2002-47 Class PG
07/16/32	6.500%	326,093	384,220
CMO Series 2003-25 Class PZ
04/20/33	5.500%	3,068,630	3,491,405
CMO Series 2003-75 Class ZX
09/16/33	6.000%	1,196,556	1,357,755
CMO Series 2005-26 Class XY
03/20/35	5.500%	1,062,080	1,201,268
CMO Series 2005-72 Class AZ
09/20/35	5.500%	1,538,084	1,730,789
CMO Series 2006-17 Class JN
04/20/36	6.000%	507,431	566,969
CMO Series 2006-33 Class NA
01/20/36	5.000%	480,822	503,874
CMO Series 2006-38 Class ZK
08/20/36	6.500%	1,580,121	1,860,308
CMO Series 2006-69 Class MB
12/20/36	5.500%	1,862,916	2,083,122
CMO Series 2008-23 Class PH
03/20/38	5.000%	1,678,052	1,828,438
CMO Series 2009-104 Class AB
08/16/39	7.000%	1,718,074	1,921,453
CMO Series 2009-2 Class PA
12/20/38	5.000%	297,691	321,946
CMO Series 2009-89 Class VA
07/20/20	5.000%	1,245,433	1,290,949
CMO Series 2010-130 Class CP
10/16/40	7.000%	871,580	1,029,305
CMO Series 2010-14 Class QP
12/20/39	6.000%	266,448	277,805
CMO Series 2011-43 Class ZQ
01/16/33	5.500%	2,287,318	2,590,479
CMO Series 2013-H01 Class FA
01/20/63	1.650%	3,681,323	3,675,175
CMO Series 2013-H04 Class BA
02/20/63	1.650%	2,250,623	2,246,826
CMO Series 2013-H07 Class JA
03/20/63	1.750%	4,151,139	4,175,753
CMO Series 2013-H09 Class HA
04/20/63	1.650%	5,524,182	5,513,702
Government National Mortgage Association (c)
CMO Series 2007-16 Class NS
04/20/37	21.414%	170,163	259,988
CMO Series 2010-H17 Class XQ

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
07/20/60	5.240%	$6,511,684	$6,900,759
CMO Series 2011-137 Class WA
07/20/40	5.537%	1,548,516	1,755,835
CMO Series 2012-141 Class WC
01/20/42	3.711%	1,235,282	1,311,406
CMO Series 2012-61 Class FM
05/16/42	0.930%	3,826,132	3,832,729
CMO Series 2012-H10 Class FA
12/20/61	1.044%	2,205,049	2,203,901
CMO Series 2012-H21 Class CF
05/20/61	1.194%	2,009,216	2,011,929
CMO Series 2012-H21 Class DF
05/20/61	1.144%	1,793,008	1,794,444
CMO Series 2012-H26 Class MA
07/20/62	1.044%	1,451,867	1,447,894
CMO Series 2012-H28 Class FA
09/20/62	1.074%	3,444,775	3,444,252
CMO Series 2012-H29 Class FA
10/20/62	1.009%	2,197,716	2,193,706
CMO Series 2012-H30 Class JA
01/20/60	0.974%	610,736	610,898
CMO Series 2012-H30 Class PA
11/20/59	0.944%	563,848	563,894
CMO Series 2013-54 Class WA
11/20/42	4.700%	2,436,806	2,686,456
CMO Series 2013-75 Class WA
06/20/40	5.220%	860,735	973,039
CMO Series 2013-H01 Class TA
01/20/63	0.994%	1,358,763	1,358,112
CMO Series 2013-H05 Class FB
02/20/62	0.894%	2,077,311	2,072,659
CMO Series 2013-H07 Class GA
03/20/63	0.964%	2,298,491	2,290,066
CMO Series 2013-H07 Class HA
03/20/63	0.904%	1,599,216	1,589,201
CMO Series 2013-H09 Class GA
04/20/63	0.974%	2,608,293	2,599,308
CMO Series 2013-H09 Class SA
04/20/63	0.994%	3,467,840	3,447,714
CMO Series 2013-H21 Class FA
09/20/63	1.244%	4,206,851	4,238,029
CMO Series 2013-H21 Class FB
09/20/63	1.194%	4,566,326	4,590,888
CMO Series 2015-H15 Class FD
06/20/65	0.934%	1,927,737	1,907,994
Series 2015-H23 Class FB
09/20/65	1.014%	1,921,377	1,910,580
Series 2015-H26 Class FG
10/20/65	1.014%	1,006,653	1,000,754
Series 2015-H30 Class FE
11/20/65	1.094%	7,790,397	7,780,176
Government National Mortgage Association (c)(d)
CMO IO Series 2005-3 Class SE
01/20/35	5.568%	1,373,422	234,834
CMO IO Series 2007-40 Class SN
07/20/37	6.148%	1,087,012	191,054
CMO IO Series 2008-62 Class SA
07/20/38	5.618%	974,650	175,703

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 2008-76 Class US
09/20/38	5.368%	$1,229,009	$174,729
CMO IO Series 2008-95 Class DS
12/20/38	6.768%	1,059,172	214,665
CMO IO Series 2009-102 Class SM
06/16/39	5.870%	770,666	65,099
CMO IO Series 2009-106 Class ST
02/20/38	5.468%	1,622,299	281,127
CMO IO Series 2009-64 Class SN
07/16/39	5.570%	830,296	88,214
CMO IO Series 2009-67 Class SA
08/16/39	5.520%	550,189	84,734
CMO IO Series 2009-72 Class SM
08/16/39	5.720%	1,323,750	224,021
CMO IO Series 2009-81 Class SB
09/20/39	5.558%	1,636,661	250,376
CMO IO Series 2010-47 Class PX
06/20/37	6.168%	1,928,420	359,927
CMO IO Series 2011-75 Class SM
05/20/41	6.068%	953,064	207,017
Government National Mortgage Association (e)
CMO PO Series 2008-1 Class PO
01/20/38	0.000%	188,059	172,079
CMO PO Series 2010-14 Class AO
12/20/32	0.000%	236,888	229,788
CMO PO Series 2010-157 Class OP
12/20/40	0.000%	1,207,768	1,089,193
Government National Mortgage Association (d)
CMO IO Series 2010-107 Class IL
07/20/39	6.000%	1,246,691	252,489
CMO IO Series 2010-144 Class BI
09/16/37	4.000%	2,374,857	58,565
Vendee Mortgage Trust CMO Series 1998-2 Class 1G
06/15/28	6.750%	413,210	487,176

Total Residential Mortgage-Backed Securities - Agency (Cost: $497,843,100)			$520,276,746

Residential Mortgage-Backed Securities - Non-Agency 2.6%
AJAX Mortgage Loan Trust (a)
CMO Series 2013-A Class A
02/25/51	3.500%	1,446,020	1,436,459
CMO Series 2013-B Class A1
03/25/52	3.750%	642,344	639,020
AJAX Mortgage Loan Trust (a)(c)
CMO Series 2013-C Class A
03/25/53	4.500%	1,388,954	1,433,810
CMO Series 2014-A Class A
10/25/57	4.000%	1,097,730	1,099,183
CMO Series 2015-B Class A
07/25/60	3.875%	1,515,174	1,488,928
ARLP Securitization Trust CMO Series 2015-1 Class A1 (a)(c)
05/25/55	3.967%	3,852,684	3,846,667

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
ASG Resecuritization Trust (a)(c)
CMO Series 2009-3 Class A65
03/26/37	2.415%	$541,867	$538,951
CMO Series 2011-1 Class 3A50
11/28/35	3.101%	388,517	383,210
Angel Oak Mortgage Trust LLC Series 2015-1 (a)
11/25/45	4.500%	1,276,685	1,280,277
Asset-Backed Funding Certificates Trust CMO Series 2005-AG1 Class A4 (c)
06/25/35	4.847%	565,431	577,884
BCAP LLC Trust (a)
08/26/37	5.000%	635,458	634,918
CMO Series 2009-RR13 Class 17A2
04/26/37	5.500%	113,661	113,654
BCAP LLC Trust (a)(c)
05/28/36	0.674%	148,092	147,550
CMO Series 2010-RR12 Class 2A5
01/26/36	2.724%	227,311	224,373
CMO Series 2010-RR6 Class 22A3
06/26/36	2.935%	30,795	30,764
CMO Series 2010-RR7 Class 1A5
04/26/35	3.029%	43,222	43,106
CMO Series 2010-RR7 Class 2A1
07/26/45	2.631%	659,481	645,976
CMO Series 2010-RR8 Class 3A4
05/26/35	3.087%	539,923	531,485
CMO Series 2011-RR10 Class 2A1
09/26/37	1.434%	973,830	935,008
CMO Series 2012-3 Class 2A5
05/26/37	2.404%	407,170	403,614
CMO Series 2012-RR10 Class 1A1
02/26/37	0.754%	498,060	483,651
Banc of America Alternative Loan Trust CMO Series 2004-1 Class 1A1
02/25/34	6.000%	368,339	390,909
Banc of America Funding Trust CMO Series 2004-3 Class 1A1
10/25/34	5.500%	217,096	222,250
Banc of America Mortgage Trust (c)
CMO Series 2004-C Class 2A2
04/25/34	3.197%	182,807	181,747
Banc of America Mortgage Trust (e)
CMO PO Series 2004-5 Class 1A9
06/25/34	0.000%	235,028	212,571
Bear Stearns Adjustable Rate Mortgage Trust (c)
CMO Series 2003-4 Class 3A1
07/25/33	2.918%	96,579	96,532
CMO Series 2003-7 Class 6A
10/25/33	2.957%	614,285	617,111
Bear Stearns Alt-A Trust (c)
CMO Series 2004-6 Class 1A
07/25/34	1.165%	649,945	638,991
CMO Series 2005-2 Class 1A1
03/25/35	1.025%	225,932	220,771

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Bear Stearns Asset-Backed Securities Trust CMO Series 2003-SD1 Class A (c)
12/25/33	1.425%	$400,118	$377,197
CAM Mortgage Trust Series 2015-1 Class A (a)(c)
07/15/64	3.500%	864,741	863,147
Chase Mortgage Finance Corp. (c)
CMO Series 2007-A1 Class 1A3
02/25/37	3.023%	1,001,184	988,548
CMO Series 2007-A1 Class 2A1
02/25/37	3.093%	388,878	388,214
CMO Series 2007-A1 Class 7A1
02/25/37	3.053%	218,510	218,269
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/33	5.250%	215,892	214,733
CMO Series 2005-2 Class 2A11
05/25/35	5.500%	303,078	309,743
Citigroup Mortgage Loan Trust, Inc. (a)
CMO Series 2009-11 Class 3A1
05/25/37	5.750%	369,084	372,250
CMO Series 2010-8 Class 5A6
11/25/36	4.000%	335,752	335,534
CMO Series 2010-8 Class 6A6
12/25/36	4.500%	413,158	414,302
Citigroup Mortgage Loan Trust, Inc. (a)(c)
CMO Series 2008-AR4 Class 1A1A
11/25/38	2.992%	558,478	557,396
CMO Series 2009-10 Class 1A1
09/25/33	2.785%	606,236	606,756
CMO Series 2010-10 Class 2A1
02/25/36	2.729%	490,990	491,641
CMO Series 2010-7 Class 10A1
02/25/35	2.763%	56,452	56,354
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/34	5.500%	356,594	365,590
CMO Series 2004-3 Class A26
04/25/34	5.500%	196,318	196,859
CMO Series 2004-5 Class 1A4
06/25/34	5.500%	461,356	476,304
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/33	5.250%	206,289	211,558
CMO Series 2003-27 Class 5A4
11/25/33	5.250%	301,207	304,821
CMO Series 2004-4 Class 2A4
09/25/34	5.500%	428,748	447,875
CMO Series 2004-5 Class 3A1
08/25/19	5.250%	184,768	187,147
CMO Series 2004-8 Class 1A4
12/25/34	5.500%	373,573	389,513
Credit Suisse Mortgage Capital Certificates (a)(c)
CMO Series 2010-11R Class A6
06/28/47	1.524%	1,851,760	1,803,588
CMO Series 2010-17R Class 1A1
06/26/36	2.839%	256,493	255,253

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2011-16R Class 7A3
12/27/36	3.007%	$293,230	$292,521
CMO Series 2011-6R Class 3A1
07/28/36	3.210%	195,047	193,376
CMO Series 2012-3R Class 1A1
07/27/37	2.715%	229,724	228,152
DBRR Trust (a)
06/10/34	2.998%	3,710,989	3,752,796
DBRR Trust (a)(c)
06/10/34	3.535%	3,152,000	3,294,311
GCAT CMO Series 2015-2 Class A1 (a)(c)
07/25/20	3.750%	3,234,749	3,241,895
GMAC Mortgage Corp. Loan Trust
CMO Series 2004-J1 Class A20
04/25/34	5.500%	336,908	340,795
GMAC Mortgage Corp. Loan Trust (c)
CMO Series 2003-AR2 Class 2A4
12/19/33	3.249%	692,005	681,355
GSMPS Mortgage Loan Trust (a)(c)
CMO Series 2005-RP3 Class 1AF
09/25/35	0.875%	948,125	817,018
GSMPS Mortgage Loan Trust (a)(c)(d)
CMO IO Series 2005-RP3 Class 1AS
09/25/35	4.188%	734,797	102,777
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/33	5.250%	488,710	497,690
GSR Mortgage Loan Trust (c)
CMO Series 2005-5F Class 8A3
06/25/35	1.025%	30,621	29,032
HarborView Mortgage Loan Trust CMO Series 2004-3 Class 1A (c)
05/19/34	2.834%	1,912,028	1,892,120
Homeowner Assistance Program Reverse Mortgage Loan Trust CMO Series 2013-RM1 Class A (a)
05/26/53	4.000%	1,530,793	1,523,139
Impac CMB Trust CMO Series 2005-4 Class 2A1 (c)
05/25/35	1.125%	343,432	329,671
Impac Secured Assets CMN Owner Trust CMO Series 2003-3 Class A1 (c)
08/25/33	5.041%	236,339	243,601
Impac Secured Assets Trust (c)
CMO Series 2006-1 Class 2A1
05/25/36	0.875%	260,424	233,859
CMO Series 2006-2 Class 2A1
08/25/36	0.875%	380,631	373,828
JPMorgan Mortgage Trust (c)
CMO Series 2007-A1 Class 5A5
07/25/35	2.948%	567,259	567,332
Series 2006-A2 Class 5A3
11/25/33	2.869%	798,881	810,052

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
JPMorgan Resecuritization Trust CMO Series 2009-6 Class 4A1 (a)(c)
09/26/36	2.978%	$66,034	$65,990
Kabbage Funding Resecuritization Trust CMO Series 2014-1RT (a)(c)(f)
03/08/18	3.268%	1,800,000	1,785,937
MASTR Adjustable Rate Mortgages Trust (c)
CMO Series 2004-13 Class 2A1
04/21/34	2.970%	440,046	449,813
CMO Series 2004-13 Class 3A7
11/21/34	3.044%	796,866	812,462
MASTR Asset Securitization Trust CMO Series 2004-P7 Class A6 (a)
12/27/33	5.500%	193,065	203,327
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/32	6.500%	321,139	342,265
CMO Series 2004-2 Class A2
08/25/32	6.500%	505,794	539,067
Merrill Lynch Mortgage Investors Trust (c)
CMO Series 2003-A Class 2A1
03/25/28	1.305%	321,069	306,841
CMO Series 2003-E Class A1
10/25/28	1.145%	835,582	795,960
CMO Series 2004-1 Class 2A1
12/25/34	2.685%	550,624	550,821
CMO Series 2004-A Class A1
04/25/29	0.985%	761,531	728,499
CMO Series 2004-A4 Class A2
08/25/34	2.855%	588,345	598,031
CMO Series 2004-G Class A2
01/25/30	1.529%	373,884	359,622
Morgan Stanley Mortgage Loan Trust CMO Series 2004-3 Class 4A (c)
04/25/34	5.672%	460,301	481,524
Morgan Stanley Re-Remic Trust (a)
07/27/49	0.250%	2,400,000	2,106,408
07/27/49	2.000%	804,813	801,296
NACC Reperforming Loan Remic Trust CMO Series 2004-R2 Class A1 (a)
10/25/34	6.500%	211,355	211,744
NCUA Guaranteed Notes
CMO Series 2010-R3 Class 3A
12/08/20	2.400%	252,964	254,493
NCUA Guaranteed Notes (c)
CMO Series 2010-R3 Class 1A
12/08/20	1.054%	791,727	793,100
Pretium Mortgage Credit Partners I LLC Series 2015-NPL2 Class A2 (a)(c)
07/27/30	4.250%	1,250,000	1,258,808
Pretium Mortgage Credit Partners Series 2015-NPL2 Class A1 (a)(c)
07/27/30	3.750%	2,009,333	2,011,603

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Prime Mortgage Trust CMO Series 2004-2 Class A2
11/25/19	4.750%	$189,573	$189,923
RALI Trust
CMO Series 2003-QS13 Class A2
07/25/33	4.000%	1,691,794	1,614,092
CMO Series 2004-QS3 Class CB
03/25/19	5.000%	173,628	173,050
RALI Trust (c)
CMO Series 2003-QS13 Class A5
07/25/33	1.175%	330,381	302,000
RBSSP Resecuritization Trust (a)
CMO Series 2009-1 Class 1A1
02/26/36	6.500%	532,173	577,234
CMO Series 2009-2 Class 1A1
08/26/37	7.000%	170,942	177,980
CMO Series 2010-9 Class 7A5
05/26/37	4.000%	127,018	125,737
RBSSP Resecuritization Trust (a)(c)
CMO Series 2010-9 Class 3A1
10/26/34	5.000%	103,817	104,913
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/31	7.000%	495,724	515,277
Residential Asset Mortgage Products Trust (c)
CMO Series 2006-RZ1 Class A3
03/25/36	0.825%	503,172	499,381
Residential Asset Securitization Trust CMO Series 2004-IP2 Class 1A1 (c)
12/25/34	2.919%	468,300	470,070
Sequoia Mortgage Trust (c)
CMO Series 2003-1 Class 1A
04/20/33	1.292%	1,525,251	1,432,032
CMO Series 2003-8 Class A1
01/20/34	1.172%	1,163,514	1,105,234
CMO Series 2004-11 Class A1
12/20/34	1.132%	1,183,318	1,156,021
CMO Series 2004-12 Class A3
01/20/35	1.245%	426,658	391,906
Structured Adjustable Rate Mortgage Loan Trust (c)
CMO Series 2004-4 Class 5A
04/25/34	2.960%	292,312	280,483
CMO Series 2004-6 Class 5A4
06/25/34	2.812%	23,193	23,152
Structured Asset Mortgage Investments II Trust (c)
CMO Series 2004-AR5 Class 1A1
10/19/34	1.191%	728,783	694,934
CMO Series 2005-AR5 Class A3
07/19/35	0.781%	364,937	352,402
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
CMO Series 2003-30 Class 1A5
10/25/33	5.500%	528,133	552,491
Structured Asset Securities Corp. Mortgage Pass-Through Certificates (c)
CMO Series 2003-34A Class 3A3
11/25/33	2.950%	1,178,879	1,157,665
CMO Series 2003-40A Class 3A2
01/25/34	2.879%	520,688	488,536

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

CMO Series 2004-6XS Class A5B (AMBAC)
03/25/34	5.538%	$493,142	$498,665
Series 2004-6XS Class A5A
03/25/34	5.538%	410,952	411,382
Structured Asset Securities Corp. CMO Series 2004-4XS Class 1A5 (c)
02/25/34	5.621%	547,941	563,476
Thornburg Mortgage Securities Trust CMO Series 2004-4 Class 3A (c)
12/25/44	2.242%	385,345	380,862
US Residential Opportunity Fund III Trust CMO Series 2016-1III Class A (a)
07/27/36	3.475%	1,893,719	1,894,198
VML LLC CMO Series 2014-NPL1 Class A1 (a)
04/27/54	3.875%	242,858	241,790
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-CB1 Class 3A2
06/25/34	5.500%	425,213	427,397
CMO Series 2004-CB3 Class 4A
10/25/19	6.000%	144,848	149,451
CMO Series 2004-S3 Class 1A5
07/25/34	5.000%	137,651	142,660
WaMu Mortgage Pass-Through Certificates Trust (c)
CMO Series 2003-AR11 Class A6
10/25/33	2.794%	761,109	764,943
CMO Series 2003-AR5 Class A7
06/25/33	2.821%	327,804	330,644
CMO Series 2003-AR6 Class A1
06/25/33	2.900%	409,423	407,252
CMO Series 2003-AR7 Class A7
08/25/33	2.675%	497,426	498,140
CMO Series 2004-AR3 Class A2
06/25/34	2.779%	261,538	263,295
Washington Mutual MSC Mortgage Pass-Through Certificates Trust CMO Series 2003-MS2 Class 1A1
02/25/33	5.750%	275,282	291,074
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05/25/34	5.500%	410,275	418,441
CMO Series 2005-14 Class 1A1
12/25/35	5.500%	319,476	330,958
Wells Fargo Mortgage-Backed Securities Trust (c)
CMO Series 2003-J Class 2A1
10/25/33	2.958%	148,315	148,959
CMO Series 2003-L Class 2A1
11/25/33	2.750%	201,440	196,802
CMO Series 2004-EE Class 2A1
12/25/34	3.005%	74,469	74,992
CMO Series 2004-G Class A3
06/25/34	3.013%	79,144	79,004
CMO Series 2004-U Class A1
10/25/34	3.034%	908,904	903,170
CMO Series 2004-W Class A9
11/25/34	2.816%	642,681	638,901

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

CMO Series 2004P Class 2A1
09/25/34	2.994%	$968,096	$996,890
CMO Series 2005-AR8 Class 2A1
06/25/35	2.998%	129,108	131,410
CMO Series 2005-AR9 Class 2A1
10/25/33	3.037%	270,697	271,489
Series 2005-AR3 Class 1A1
03/25/35	3.055%	2,470,704	2,520,857
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $90,099,585)			$91,596,508

Commercial Mortgage-Backed Securities - Agency 14.7%
FREMF Mortgage Trust Subordinated, Series 2016-K722 Class B (a)(c)
07/25/49	3.966%	1,400,000	1,391,153
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series KJ02 Class A2
09/25/20	2.597%	763,000	792,500
Series KJ07 Class A2
10/25/22	2.312%	5,000,000	5,123,719
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (c)
Series KF12 Class A
09/25/22	1.196%	4,758,470	4,761,446
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
Series K037 Class A2
01/25/24	3.490%	4,000,000	4,429,189
Series KPLB Class A
05/25/25	2.770%	7,500,000	7,866,382
Federal National Mortgage Association
07/01/17	1.400%	3,500,000	3,502,218
10/01/17	2.490%	1,324,594	1,334,137
10/01/17	2.690%	2,322,185	2,341,818
01/01/18	3.407%	2,321,329	2,365,383
03/01/18	3.677%	1,530,167	1,569,075
05/01/19	2.119%	4,585,105	4,668,068
06/01/19	2.360%	2,000,000	2,047,292
06/01/19	2.450%	1,921,104	1,968,850
07/01/19	1.940%	1,921,875	1,947,882
07/01/19	2.200%	9,301,560	9,481,761
07/01/19	2.370%	5,000,000	5,152,215
07/01/19	5.240%	2,549,267	2,782,655
08/01/19	1.965%	247,167	253,336
11/01/19	3.997%	1,500,000	1,616,953
12/01/19	1.470%	1,377,324	1,379,299
12/01/19	1.690%	2,000,000	2,016,389
12/01/19	4.180%	2,460,027	2,652,437
12/01/19	4.514%	4,086,126	4,409,107
01/01/20	4.540%	1,358,429	1,471,623
02/01/20	4.369%	2,277,051	2,474,459
02/01/20	4.399%	8,000,000	8,702,651

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
04/01/20	4.381%	$2,003,898	$2,185,685
04/01/20	4.661%	1,414,115	1,543,987
06/01/20	1.750%	2,820,574	2,846,428
06/01/20	2.010%	15,000,000	15,072,500
07/01/20	3.950%	1,938,756	2,103,410
07/01/20	4.066%	2,342,448	2,540,950
10/01/20	3.290%	1,427,252	1,518,891
11/01/20	3.230%	2,336,426	2,483,643
11/01/20	3.266%	865,025	923,044
12/01/20	2.000%	1,500,000	1,532,858
01/01/21	3.813%	1,981,534	2,155,201
01/01/21	4.050%	3,000,000	3,294,254
01/01/21	4.162%	1,132,490	1,243,200
04/01/21	4.113%	2,000,000	2,216,926
04/01/21	4.250%	2,500,000	2,771,158
05/01/21	4.360%	1,452,355	1,617,986
05/01/21	4.390%	1,442,785	1,602,600
06/01/21	4.200%	3,000,000	3,348,037
06/01/21	4.240%	1,911,917	2,116,925
06/01/21	4.295%	2,865,134	3,184,218
07/01/21	4.260%	2,494,799	2,769,884
07/01/21	4.317%	1,908,741	2,131,286
08/01/21	3.870%	1,854,658	2,031,808
08/01/21	3.997%	1,387,332	1,532,511
08/01/21	4.355%	4,000,000	4,502,354
09/01/21	2.120%	2,800,000	2,825,313
09/01/21	3.770%	3,000,000	3,275,343
11/01/21	4.600%	1,787,765	1,998,982
01/01/22	3.019%	2,000,000	2,138,367
02/01/22	3.140%	3,000,000	3,217,003
04/01/22	3.050%	3,346,339	3,554,902
05/01/22	2.681%	2,000,000	2,109,331
05/01/22	2.860%	2,776,203	2,938,118
05/01/22	2.940%	2,310,737	2,453,577
05/01/22	3.000%	3,421,120	3,644,534
06/01/22	2.516%	2,737,852	2,864,758
06/01/22	2.760%	7,000,000	7,393,596
06/01/22	2.790%	2,676,040	2,820,640
06/01/22	2.790%	1,914,710	2,020,479
07/01/22	2.640%	3,886,393	4,072,774
07/01/22	2.670%	2,760,927	2,897,287
07/01/22	2.670%	5,000,000	5,231,709
07/01/22	2.690%	9,705,093	10,198,257
07/01/22	2.750%	5,929,286	6,242,210
07/01/22	2.760%	3,060,797	3,226,748
07/01/22	2.790%	3,920,994	4,141,122
07/01/22	2.830%	4,000,000	4,235,856
07/01/22	2.980%	3,000,000	3,207,654
07/01/22	2.980%	2,000,000	2,132,854
07/01/22	3.730%	2,589,172	2,822,524
08/01/22	2.284%	5,378,647	5,568,221
08/01/22	2.565%	7,000,000	7,337,543
09/01/22	2.470%	2,310,640	2,404,850
09/01/22	2.900%	1,854,607	1,969,583
10/01/22	2.520%	1,890,843	1,973,655
11/01/22	2.280%	2,070,486	2,137,033
11/01/22	2.450%	6,000,000	6,235,142
12/01/22	2.190%	2,318,543	2,380,514

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
12/01/22	2.210%	$1,766,492	$1,815,672
12/01/22	2.210%	1,889,457	1,942,060
12/01/22	2.220%	7,738,912	7,959,067
12/01/22	2.240%	1,936,368	1,993,620
12/01/22	2.320%	2,313,890	2,393,443
12/01/22	2.340%	2,159,132	2,231,290
12/01/22	2.380%	1,935,668	2,002,873
12/01/22	2.390%	1,841,081	1,907,751
12/01/22	2.400%	2,500,000	2,590,279
12/01/22	2.400%	1,800,000	1,864,983
01/01/23	2.340%	1,903,304	1,967,188
02/01/23	2.400%	2,000,000	2,073,122
02/01/23	2.460%	2,762,015	2,869,318
03/01/23	2.490%	2,435,141	2,535,641
04/01/23	2.500%	6,000,000	6,261,263
04/01/23	2.540%	3,104,194	3,239,541
04/01/23	2.640%	2,849,584	2,989,189
04/01/23	2.703%	1,360,841	1,431,335
05/01/23	2.520%	3,000,000	3,134,991
06/01/23	2.420%	2,824,636	2,930,605
06/01/23	2.510%	1,878,273	1,957,467
07/01/23	2.808%	2,659,087	2,813,718
07/01/23	3.670%	6,000,000	6,630,601
08/01/23	3.350%	2,955,285	3,216,440
08/01/23	3.590%	2,500,000	2,752,194
10/01/23	3.760%	1,949,996	2,171,010
11/01/23	3.690%	1,200,000	1,328,017
12/01/24	3.080%	1,970,327	2,119,950
07/01/25	3.070%	10,000,000	10,679,006
09/01/25	3.100%	2,500,000	2,673,029
12/01/25	3.765%	7,000,000	7,870,793
07/01/26	4.307%	2,791,847	3,242,959
10/01/26	3.235%	1,452,779	1,578,296
12/01/26	3.240%	1,500,000	1,639,309
02/01/27	3.340%	1,000,000	1,082,847
03/01/27	2.910%	3,521,000	3,741,341
05/01/27	2.885%	2,401,740	2,545,068
06/01/27	3.000%	2,000,000	2,128,818
06/01/27	3.110%	6,711,216	7,243,469
07/01/27	3.210%	982,619	1,068,310
08/01/27	3.390%	7,702,978	8,490,313
02/01/30	2.920%	3,000,000	3,162,740
02/01/30	3.550%	1,000,000	1,087,719
06/01/30	3.130%	4,812,000	5,080,808
07/01/30	3.210%	4,205,000	4,533,785
07/01/30	3.300%	4,022,000	4,386,121
07/01/30	3.340%	2,500,000	2,731,260
09/01/30	3.390%	5,904,997	6,440,383
09/01/30	3.410%	7,500,000	8,119,644
06/01/37	5.832%	1,162,132	1,385,141
Series 2010-M3 Class A3
03/25/20	4.332%	3,657,371	3,941,948
Series 2011-M1 Class A3
06/25/21	3.763%	1,500,000	1,634,930
Series 2012-M8 Class ASQ3
12/25/19	1.801%	800,000	809,398
Series 2013-M7 Class A2
12/27/22	2.280%	1,878,000	1,927,690

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Series 2015-M10 Class A2
04/25/27	3.092%	$11,666,000	$12,601,619
Federal National Mortgage Association (c)
Series 2012-M11 Class FA
08/25/19	1.016%	271,876	270,815
Series 2013-M13 Class A2
04/25/23	2.624%	4,118,000	4,299,396
Series 2014-M12 Class ASV2
10/25/21	2.614%	1,500,000	1,568,494
Series 2014-M3 Class A2
01/25/24	3.501%	2,000,000	2,195,347
Series 2015-M11 Class A2
04/25/25	2.921%	2,000,000	2,120,090
Series 2015-M17 Class FA
11/25/22	1.460%	3,741,831	3,753,254
Government National Mortgage Association
01/16/37	3.400%	1,866,423	2,012,491
Government National Mortgage Association (c)
CMO Series 2013-H08 Class FA
03/20/63	0.844%	3,289,047	3,261,921
CMO Series 2015-H15 Class FJ
06/20/65	0.934%	3,904,338	3,864,614
CMO Series 2015-H16 Class FG
07/20/65	0.934%	4,346,741	4,306,522
CMO Series 2015-H16 Class FL
07/20/65	0.934%	1,990,583	1,970,038
CMO Series 2015-H18 Class FA
06/20/65	0.944%	1,569,627	1,557,252
CMO Series 2015-H20 Class FA
08/20/65	0.964%	2,234,961	2,216,095
Series 2014-168 Class VB
06/16/47	3.480%	3,732,143	4,050,751

Total Commercial Mortgage-Backed Securities - Agency (Cost: $483,533,561)			$507,838,672

Commercial Mortgage-Backed Securities - Non-Agency 2.2%
A10 Securitization LLC (a)
Series 2013-1 Class A
11/15/25	2.400%	24,116	24,111
Series 2015-1 Class A1
04/15/34	2.100%	999,548	995,666
A10 Term Asset Financing LLC (a)
Series 2013-2 Class A
11/15/27	2.620%	1,434,795	1,431,573
Series 2013-2 Class B
11/15/27	4.380%	657,000	647,241
Series 2014-1 Class A2
04/15/33	3.020%	1,807,000	1,777,970
ACRE Commercial Mortgage Trust (a)(c)
Series 2014-FL2 Class B
08/15/31	2.573%	36,041	35,975
Series 2014-FL2 Class C
08/15/31	3.023%	447,500	446,240
American Homes 4 Rent Trust (a)
Series 2014-SFR2 Class A

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
10/17/36	3.786%	$2,520,350	$2,733,079
Series 2014-SFR2 Class E
10/17/36	6.231%	500,000	551,230
Series 2014-SFR3 Class A
12/17/36	3.678%	1,119,735	1,209,053
Series 2014-SFR3 Class E
12/17/36	6.418%	1,000,000	1,116,265
Subordinated, Series 2014-SFR3 Class C
12/17/36	4.596%	200,000	218,904
Subordinated, Series 2015-SFR2 Class D
10/17/45	5.036%	2,000,000	2,209,945
Subordinated, Series 2015-SFR2 Class E
10/17/45	6.070%	1,820,000	1,988,209
American Homes 4 Rent (a)
Series 2015-SFR1 Class A
04/17/52	3.467%	1,217,749	1,297,699
Series 2015-SFR1 Class E
04/17/52	5.639%	1,150,000	1,220,124
American Homes 4 Rent (a)(c)
Subordinated, Series 2014-SFR1 Class C
06/17/31	2.275%	1,000,000	997,471
B2R Mortgage Trust (a)
Series 2015-1 Class A1
05/15/48	2.524%	913,287	915,763
Series 2015-2 Class A
11/15/48	3.336%	2,970,588	3,049,131
BB-UBS Trust (a)
Series 2012-SHOW Class A
11/05/36	3.430%	3,700,000	3,935,246
Series 2012-TFT Class A
06/05/30	2.892%	386,000	389,909
Banc of America Commercial Mortgage Trust
Series 2007-5 Class A4
02/10/51	5.492%	1,674,154	1,712,891
Banc of America Commercial Mortgage Trust (c)
Series 2006-3 Class A4
07/10/44	5.889%	24,703	24,671
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-3 Class AM
07/10/43	4.727%	146,534	146,534
Bear Stearns Commercial Mortgage Securities Trust CMO IO Series 2007-T26 Class X1 (a)(c)(d)
01/12/45	0.294%	66,508,503	43,822
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1 Class AM
08/15/48	5.254%	1,386,371	1,386,165
COBALT CMBS Commercial Mortgage Trust (c)(d)
CMO IO Series 2006-C1 Class IO
08/15/48	0.916%	3,672,399	15,074
COOF Securitization Trust Ltd. CMO IO Series 2014-1 Class A (a)(c)(d)
06/25/40	2.893%	2,194,601	247,596
Citigroup Commercial Mortgage Trust Series 2013-SMP Class A (a)
01/12/30	2.110%	877,552	881,512
Citigroup/Deutsche Bank Commercial Mortgage Trust (a)(c)(d)

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
CMO IO Series 2006-CD2 Class X
01/15/46	0.023%	$19,962,179	$587
CMO IO Series 2007-CD4 Class XC
12/11/49	0.588%	37,770,079	27,897
Commercial Mortgage Trust
Series 2015-CR25 Class A4
08/10/48	3.759%	2,187,000	2,400,989
Commercial Mortgage Trust (a)
Series 2013-300P Class A1
08/10/30	4.353%	2,000,000	2,243,781
Commercial Mortgage Trust (a)(c)
Series 2013-SFS Class A2
04/12/35	3.086%	624,000	651,445
Series 2014-TWC Class A
02/13/32	1.377%	1,875,000	1,870,742
Commercial Mortgage Trust (c)(d)
CMO IO Series 2012-CR2 Class XA
08/15/45	1.895%	2,300,447	178,694
DBRR Trust (a)
Series 2013-EZ3 Class A
12/18/49	1.636%	174,144	174,084
DBRR Trust (a)(d)
CMO IO Series 2011-C32 Class A3X1
06/17/49	2.015%	6,000,000	20,940
GS Mortgage Securities Corp. II (a)
Series 2012-ALOH Class A
04/10/34	3.551%	2,000,000	2,160,610
Series 2013-KING Class A
12/10/27	2.706%	936,267	956,561
GS Mortgage Securities Corp. Trust (a)
Series 2013-NYC5 Class A
01/10/30	2.318%	1,222,000	1,221,453
GS Mortgage Securities Corp. Trust (a)(c)(d)
CMO IO Series 2006-GG8 Class X
11/10/39	0.823%	5,130,147	92
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class AM (c)
07/10/38	5.951%	131,144	131,010
Invitation Homes Trust Series 2014-SFR1 Class A (a)(c)
06/17/31	1.525%	2,928,882	2,921,059
JPMorgan Chase Commercial Mortgage Securities Trust (a)(c)(d)
CMO IO Series 2010-C2 Class XA
11/15/43	1.814%	7,123,017	308,827
JPMorgan Chase Commercial Mortgage Securities Trust (c)
Series 2006-LDP9 Class A3SF
05/15/47	0.679%	320,430	318,661
JPMorgan Chase Commercial Mortgage Securities Trust (c)(d)
CMO IO Series 2006-CB15 Class X1
06/12/43	0.472%	13,124,705	57,829
KGS-Alpha SBA COOF Trust (a)(c)(d)
CMO IO Series 2012-2 Class A
08/25/38	0.901%	6,330,501	171,121
CMO IO Series 2013-2 Class A
03/25/39	1.596%	7,521,020	350,198
CMO IO Series 2014-2 Class A
04/25/40	3.034%	2,013,478	231,865

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
LB-UBS Commercial Mortgage Trust
Series 2007-C1 Class AM
02/15/40	5.455%	$250,000	$251,940
Series 2007-C2 Class A3
02/15/40	5.430%	492,852	496,924
LB-UBS Commercial Mortgage Trust (a)(c)(d)
CMO IO Series 2006-C1 Class XCL
02/15/41	0.338%	7,586,754	867
Ladder Capital Commercial Mortgage Trust Series 2013-GCP Class A2 (a)
02/15/36	3.985%	1,535,000	1,674,225
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9 Class A4
09/12/49	5.700%	511,224	526,860
Merrill Lynch/Countrywide Commercial Mortgage Trust (a)(c)(d)
CMO IO Series 2006-4 Class XC
12/12/49	0.836%	4,499,073	2,700
Morgan Stanley Capital I Trust
Series 2007-HQ11 Class A4
02/12/44	5.447%	1,241,409	1,243,273
Morgan Stanley Capital I Trust (a)(c)(d)
CMO IO Series 2006-IQ12 Class X1
12/15/43	0.708%	17,356,561	9,064
CMO IO Series 2006-T21 Class X
10/12/52	0.112%	15,183,774	101,048
CMO IO Series 2007-HQ11 Class X
02/12/44	0.389%	50,514,291	13,508
Morgan Stanley Re-Remic Trust Series 2012-IO Class AXA (a)
03/27/51	1.000%	510,005	507,965
NorthStar Series 2013-1A Class B (a)(c)
08/25/29	5.525%	822,347	830,571
PFP, Ltd. (a)(c)
Series 2015-2 Class A
07/14/34	1.974%	1,381,000	1,375,244
Series 2015-2 Class C
07/14/34	3.774%	938,000	915,229
Series 2015-2 Class D
07/14/34	4.524%	851,000	823,724
RAIT Financial Trust (a)(c)
Series 2014-FL3 Class A
12/15/31	1.773%	231,539	228,145
Series 2015-FL4 Class A
12/15/31	1.874%	985,366	978,943
Series 2015-FL4 Class AS
12/15/31	2.274%	966,832	960,218
Subordinated, Series 2015-FL5
01/15/31	4.424%	1,485,000	1,482,518
RBS Commercial Funding, Inc., Trust Series 2013-SMV Class A (a)
03/11/31	3.260%	797,000	826,866
Resource Capital Corp., Ltd. (a)(c)
Series 2015-CRE4 Class A
08/15/32	1.930%	587,701	580,733
Subordinated, Series 2015-CRE4 Class B

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
08/15/32	3.530%	$1,151,000	$1,081,940
Rialto Real Estate Fund LLC Series 2015-LT7 Class A (a)
12/25/32	3.000%	412,655	412,655
UBS-Barclays Commercial Mortgage Trust Series 2013-C6 Class A4
04/10/46	3.244%	857,000	908,449
VNDO Mortgage Trust (a)
Series 2012-6AVE Class A
11/15/30	2.996%	1,165,409	1,219,531
Series 2013-PENN Class A
12/13/29	3.808%	3,000,000	3,219,627
WF-RBS Commercial Mortgage Trust
Series 2012-C6 Class A4
04/15/45	3.440%	960,000	1,029,396
WF-RBS Commercial Mortgage Trust (a)
Series 2011-C3 Class A4
03/15/44	4.375%	1,200,000	1,317,265
Wachovia Bank Commercial Mortgage Trust (a)(c)(d)
CMO IO Series 2004-C12 Class IO
07/15/41	0.245%	16,957,885	88,151
CMO IO Series 2006-C24 Class XC
03/15/45	0.164%	8,092,177	24
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16
08/15/50	2.819%	3,000,000	3,095,670
Wells Fargo Commercial Mortgage Trust (a)(c)
Series 2013-120B Class A
03/18/28	2.800%	2,000,000	2,050,291

Total Commercial Mortgage-Backed Securities - Non-Agency
(Cost: $75,375,939)			$76,301,078

Asset-Backed Securities - Non-Agency 8.9%
Academic Loan Funding Trust (a)(c)
Series 2012-1A Class A1
12/27/22	1.325%	236,734	236,813
Series 2013-1A Class A
12/26/44	1.325%	1,349,477	1,327,828
Access Point Financial, Inc. Series 2016-1A Class A (a)
02/16/21	6.250%	2,546,576	2,546,077
Ally Auto Receivables Trust
Series 2013-2 Class A4
11/15/18	1.240%	750,000	750,162
Series 2016-1 Class A3
04/15/20	1.470%	669,000	672,063
AmeriCredit Automobile Receivables Trust
Series 2013-5 Class A3
09/10/18	0.900%	231,938	231,934
Series 2014-1 Class A3
02/08/19	0.900%	207,234	206,896
American Credit Acceptance Receivables Trust (a)
Series 2014-2 Class B
03/10/20	2.260%	157,243	157,329

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2015-2 Class A
06/12/19	1.570%	$807,737	$806,209
Series 2015-2 Class C
05/12/21	4.320%	858,000	863,651
Series 2016-3 Class A
11/12/20	1.700%	788,065	787,388
American Tower Trust I (a) Pass-Through Certificates
03/15/43	1.551%	500,000	498,892
Series 13 Class 2A
03/15/23	3.070%	1,900,000	1,979,069
Anchor Assets IX LLC Series 2016-1 Class A (a)
02/15/20	5.125%	5,000,000	5,000,000
Axis Equipment Finance Receivables II LLC Series 2015-1A Class A2 (a)
03/20/20	1.900%	630,897	628,364
BCC Funding Corp. X Series 2015-1 Class A2 (a)
10/20/20	2.224%	1,961,811	1,955,669
BCC Funding XIII LLC Series 2016-1 (a)
12/20/21	2.200%	2,385,000	2,385,379
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	108,138	108,133
BXG Receivables Note Trust Series 2012-A Class A (a)
12/02/27	2.660%	402,796	400,244
Blue Elephant Loan Trust Series 2015-1 Class A (a)
12/15/22	3.120%	381,000	380,633
CPS Auto Receivables Trust Subordinated, Series 2015-B Class C (a)
05/17/21	4.200%	1,480,000	1,469,654
CPS Auto Receivables Trust (a)
Series 2012-B Class A
09/16/19	2.520%	347,046	346,914
Series 2012-C Class A
12/16/19	1.820%	199,404	199,004
Series 2012-D Class A
03/16/20	1.480%	93,924	93,486
Series 2013-A Class A
06/15/20	1.310%	1,467,278	1,460,126
Series 2013-C Class A
04/16/18	1.640%	36,035	36,043
Series 2014-C Class A
02/15/19	1.310%	660,132	659,291
Series 2014-C Class C
08/17/20	3.770%	2,096,000	2,091,104
Series 2015-A Class C
02/16/21	4.000%	219,000	223,273
Series 2015-B Class A
11/15/19	1.650%	2,702,816	2,697,146
Series 2015-C Class D
08/16/21	4.630%	1,376,000	1,383,853

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2016-A Class A
10/15/19	2.250%	$1,425,807	$1,428,861
Series 2016-A Class B
05/15/20	3.340%	1,436,395	1,445,941
Series 2016-B Class A
11/15/19	2.070%	443,781	443,895
Subordinated, Series 2014-B Class B
05/15/20	2.320%	1,750,000	1,762,253
Subordinated, Series 2016-C Class C
06/15/22	3.270%	1,050,000	1,058,956
Cabela’s Credit Card Master Note Trust Series 2015-2 Class A1
07/17/23	2.250%	926,000	947,429
California Republic Auto Receivables Trust Series 2015-2 Class A3
08/15/19	1.310%	1,000,000	1,001,314
Capital Auto Receivables Asset Trust
Series 2014-1 Class A3
06/20/18	1.320%	209,911	209,918
Series 2014-2 Class A3
05/21/18	1.260%	564,685	564,968
Series 2015-4 Class A2
03/20/19	1.620%	1,867,924	1,867,714
CarFinance Capital Auto Trust (a)
Series 2013-2A Class B
08/15/19	3.150%	506,174	509,342
Series 2014-1A Class A
12/17/18	1.460%	29,425	29,404
Series 2014-1A Class B
04/15/20	2.720%	375,000	375,021
Series 2014-2A Class A
11/16/20	1.440%	548,741	546,457
Series 2015-1A Class A
06/15/21	1.750%	263,120	261,997
CarMax Auto Owner Trust Series 2013-2 Class A4
11/15/18	0.840%	3,892,725	3,888,176
Carlyle Global Market Strategies Commodities Funding Ltd. Series 2014-1A Class A (a)(c)(f)
10/15/21	2.580%	1,307,983	1,020,226
Carnow Auto Receivables Trust Series 2015-1A Class A (a)
01/15/20	1.690%	1,004,083	1,003,025
Chase Funding Trust (c)
Series 2003-2 Class 2A2
02/25/33	1.085%	629,361	558,733
Series 2003-4 Class 1A5
05/25/33	5.320%	528,162	542,167
Series 2003-6 Class 1A5
11/25/34	5.165%	530,371	550,248
Chrysler Capital Auto Receivables Trust (a)
Series 2014-AA Class A3
09/17/18	0.830%	36,391	36,388
Series 2014-BA Class A3
05/15/19	1.270%	799,862	800,705
Citi Held for Asset Issuance (a)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2015-PM1 Class A
12/15/21	1.850%	$452,174	$451,347
Series 2016-MF1 Class A
08/15/22	4.480%	2,293,860	2,313,511
Series 2016-MF1 Class B
08/15/22	6.640%	3,250,000	3,409,770
Subordinated, Series 2015-PM1 Class B
12/15/21	2.930%	973,000	968,765
Concord Funding Co. LLC Series 2012-2 Class A (a)
01/15/17	3.145%	2,600,000	2,600,000
Conix Mortgage Asset Trust Series 2013-1 Class A (a)(f)
12/25/47	4.704%	1,078,519	179,034
Consumer Credit Origination Loan Trust Series 2015-1 Class A (a)
03/15/21	2.820%	156,280	157,241
Credit Acceptance Auto Loan Trust (a)
Series 2014-1A Class A
10/15/21	1.550%	455,771	455,784
Series 2014-2A Class A
03/15/22	1.880%	4,200,000	4,208,091
Series 2015-2A Class A
02/15/23	2.400%	2,821,000	2,833,012
Series 2015-2A Class C
02/15/24	3.760%	434,000	436,415
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-CF2 Class 1A2 (a)(c)
01/25/43	5.150%	47,355	47,443
DT Auto Owner Trust (a)
Series 2015-2A Class A
09/17/18	1.240%	403,259	403,272
Series 2016-1A Class A
09/16/19	2.000%	1,433,360	1,433,101
Series 2016-2A Class A
08/15/19	1.730%	755,989	755,007
Series 2016-3A Class A
11/15/19	1.750%	1,590,188	1,591,781
Series 2016-3A Class B
07/15/20	2.650%	1,000,000	1,002,652
Subordinated, Series 2015-2A Class D
02/15/22	4.250%	1,055,000	1,062,831
DT Auto Owner Trust (a)(b)
Subordinated, Series 2016-4A
08/17/20	2.020%	868,000	867,949
10/17/22	3.770%	1,497,400	1,497,118
Drive Auto Receivables Trust (a)
Series 2015-AA Class D
07/15/22	4.120%	883,000	905,784
Series 2015-BA Class B
06/17/19	2.120%	2,264,882	2,266,815
Series 2016-AA Class B
05/15/20	3.170%	1,953,000	1,975,016
Series 2016-AA Class C
05/17/21	3.910%	2,428,000	2,488,599
Subordinated, Series 2015-BA Class D
07/15/21	3.840%	1,921,000	1,933,228
Subordinated, Series 2015-CA Class D

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
09/15/21	4.200%	$1,058,824	$1,050,383
Subordinated, Series 2015-DA Class D
01/17/23	4.590%	1,320,000	1,367,024
Subordinated, Series 2016-BA Class B
06/15/20	2.560%	318,000	320,556
Exeter Automobile Receivables Trust (a)
Series 2014-2A Class C
12/16/19	3.260%	405,000	406,077
Series 2014-3A Class A
01/15/19	1.320%	206,734	206,437
Series 2014-3A Class B
11/15/19	2.770%	556,000	559,577
Series 2015-2A Class A
11/15/19	1.540%	1,536,251	1,530,913
Series 2016-1A Class A
07/15/20	2.350%	1,049,313	1,050,580
Series 2016-2A Class A
07/15/20	2.210%	2,001,335	2,002,312
Subordinated, Series 2016-1A Class C
10/15/21	5.520%	2,230,000	2,245,752
First Investors Auto Owner Trust (a)
Series 2014-3A Class A3
11/16/20	1.670%	1,189,450	1,191,143
Series 2015-1A Class A2
04/15/19	1.210%	236,967	236,892
Series 2015-2A Class A1
12/16/19	1.590%	1,053,267	1,053,574
Series 2015-2A Class D
12/15/21	4.220%	280,000	279,538
Series 2016-1A Class A1
05/15/20	1.920%	735,375	737,810
Series 2016-2A Class A1
11/16/20	1.530%	1,893,000	1,893,003
FirstKey Lending Trust (a)
Series 2015-SFR1 Class A
03/09/47	2.553%	1,938,848	1,938,916
Series 2015-SFR1 Class B
03/09/47	3.417%	1,202,000	1,196,741
Flagship Credit Auto Trust (a)
Series 2013-2 Class A
01/15/19	1.940%	137,949	138,091
Series 2014-1 Class A
04/15/19	1.210%	301,075	300,526
Series 2014-1 Class B
02/18/20	2.550%	245,000	243,549
Series 2014-2 Class A
12/16/19	1.430%	671,400	669,523
Series 2014-2 Class B
11/16/20	2.840%	446,000	443,069
Series 2014-2 Class C
12/15/20	3.950%	220,000	220,935
Series 2015-3 Class A
10/15/20	2.380%	3,162,965	3,176,062
Series 2016-1 Class A
12/15/20	2.770%	2,123,859	2,138,304
Series 2016-1 Class C
06/15/22	6.220%	3,000,000	3,187,582
Subordinated, Series 2015-3 Class B
03/15/22	3.680%	757,000	765,305

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Subordinated, Series 2015-3 Class C
03/15/22	4.650%	$693,000	$701,177
GLC II Trust Series 2014-A Class A (a)
12/18/20	4.000%	398,077	391,309
GLC Trust Series 2014-A Class A (a)
07/15/21	3.000%	707,194	695,879
GLS Auto Receivables Trust (a)
Series 2015-1A Class A
12/15/20	2.250%	2,064,220	2,061,429
Series 2016-1A
10/15/20	2.730%	2,450,680	2,445,927
Subordinated, Series 2015-1A Class B
12/15/20	4.430%	954,000	952,285
Subordinated, Series 2016-1A Class B
01/15/21	4.390%	840,000	847,083
GMAT Trust Series 2013-1A Class A (a)(c)
11/25/43	3.967%	588,394	596,811
GO Financial Auto Securitization Trust (a)
Series 2015-1 Class A
03/15/18	1.810%	423,060	422,870
Series 2015-2 Class A
11/15/18	3.270%	1,259,034	1,257,277
Subordinated, Series 2015-1 Class B
10/15/20	3.590%	1,244,000	1,240,562
Subordinated, Series 2015-2 Class B
08/17/20	4.800%	1,873,000	1,862,486
Gold Key Resorts Series 2014-A Class A (a)
03/17/31	3.220%	663,378	665,441
Green Tree Agency Advance Funding Trust I (a)
Series 2015-T1 Class AT1
10/15/46	2.302%	983,000	982,823
Series 2015-T2 Class AT2
10/15/48	3.095%	1,550,000	1,550,485
Series 2015-T2 Class DT2
10/15/48	4.669%	3,184,000	3,200,044
Series 2016-T1 Class AT1
10/15/48	2.380%	1,068,000	1,067,997
Subordinated, CMO Series 2016-T1
10/15/48	3.122%	1,498,000	1,497,995
HERO Funding Trust Series 2016-3A Class A1 (a)
09/20/42	3.080%	1,726,000	1,726,000
Honda Auto Receivables Owner Trust
Series 2013-4 Class A3
09/18/17	0.690%	275,797	275,786
Subordinated, Series 2013-4 Class A4
02/18/20	1.040%	1,400,000	1,399,793
LV Tower 52 Issuer (a)
Series 2013-1 Class A
07/15/19	5.500%	2,783,924	2,751,074
Series 2013-1 Class M
07/15/19	7.500%	978,922	952,491

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
LendingClub Issuance Trust Series 2016-NP1 Class A (a)
06/15/22	3.750%	$1,658,664	$1,663,847
Lendmark Funding Trust Series 2016-A Class A (a)
08/21/23	4.820%	2,397,000	2,417,764
MarketPlace Loan Trust (a)
Series 2015-OD4 Class A
12/18/17	3.250%	429,109	429,665
Subordinated, Series 2015-OD3 Class B
09/17/17	5.250%	722,083	718,473
Marlette Funding Trust Series 2016-1A Class A (a)
01/17/23	3.060%	3,259,295	3,260,361
Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A2A
06/15/18	0.820%	1,529,623	1,529,217
Mid-State Capital Corp. Trust (a)
Series 2006-1 Class M1
10/15/40	6.083%	1,364,831	1,424,510
Series 2010-1 Class M
12/15/45	5.250%	1,200,332	1,272,144
NCUA Guaranteed Notes CMO Series 2010-A1 Class A (c)
12/07/20	0.854%	129,212	128,917
NRPL Trust (a)
Series 2015-2A Class A1
10/25/57	3.750%	4,828,826	4,761,646
Series 2015-2A Class A2
10/25/57	3.750%	1,250,000	1,185,361
NRPL Trust (a)(c)
Series 2015-1A Class A1
11/01/54	3.875%	1,144,629	1,144,807
NRZ Advance Receivables Trust (a)
Series 2015-T2 Class DT2
08/17/48	4.679%	1,406,000	1,406,879
Series 2016-T1 Class AT1
06/15/49	2.751%	2,017,000	2,017,789
Nationstar HECM Loan Trust (a)
Series 2015-2A Class A
11/25/25	2.883%	1,202,853	1,203,455
Series 2015-2A Class M1
11/25/25	4.115%	1,964,000	1,978,730
Series 2016-1A Class M1
02/25/26	4.360%	1,962,000	1,961,156
Series 2016-2A Class A
06/25/26	2.239%	760,449	761,400
Series 2016-3A Class A
08/25/26	2.013%	1,206,501	1,207,466
Oak Hill Advisors Residential Loan Trust (a)(c)
Series 2015-NPL2 Class A1
07/25/55	3.721%	2,342,712	2,322,633
Series 2015-NPL2 Class A2
07/25/55	4.000%	513,000	503,317
Ocwen Master Advance Receivables Trust (a)
Series 2015-T3 Class AT3
11/15/47	3.211%	5,024,000	5,034,219

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2016-T1 Class AT1
08/17/48	2.521%	$3,612,000	$3,606,356
Subordinated, Series 2015-T3 Class CT3
11/15/47	4.196%	852,000	853,406
Subordinated, Series 2015-T3 Class DT3
11/15/47	4.687%	2,000,000	2,003,004
OnDeck Asset Securitization Trust II LLC Series 2016-1A Class A (a)
05/17/20	4.210%	2,168,000	2,165,320
OneMain Direct Auto Receivables Trust Series 2016-1A Class A (a)
01/15/21	2.040%	2,800,440	2,808,992
OneMain Financial Issuance Trust (a)
Series 2014-1A Class A
06/18/24	2.430%	2,029,846	2,031,573
Series 2014-1A Class B
06/18/24	3.240%	402,000	404,841
Series 2014-2A Class A
09/18/24	2.470%	4,989,019	5,000,110
Series 2015-1A Class A
03/18/26	3.190%	1,726,000	1,743,753
Series 2015-2A Class A
07/18/25	2.570%	7,624,000	7,652,310
Series 2015-2A Class B
07/18/25	3.100%	1,395,000	1,351,885
Series 2016-1A Class A
02/20/29	3.660%	2,505,000	2,568,738
Subordinated, Series 2014-2A Class B
09/18/24	3.020%	1,119,000	1,117,423
Oportun Funding II LLC (a)
Series 2016-A Class A
03/08/21	4.700%	2,901,000	2,951,276
Subordinated, Series 2016-A Class B
03/08/21	6.410%	811,000	809,614
Oportun Funding III LLC Series 2016-B Class A (a)
07/08/21	3.690%	2,856,000	2,845,604
PFS Tax Lien Trust Series 2014-1 Class NOTE (a)
05/15/29	1.440%	289,827	288,255
Prestige Auto Receivables Trust (a)
Series 2014-1A Class A3
04/15/20	1.520%	752,354	752,816
Series 2015-1 Class A2
02/15/19	1.090%	209,711	209,682
Progreso Receivables Funding III LLC (a)
Series 2015-A Class A
02/08/20	3.625%	2,354,000	2,346,729
Series 2015-A Class B
02/08/20	5.500%	500,000	496,301
Progreso Receivables Funding IV LLC (a)
Series 2015-B Class A
07/28/20	3.000%	1,203,000	1,199,896
Series 2015-B Class B
07/28/20	5.000%	605,000	603,364
Progress Residential Trust (a)
Series 2015-SFR2 Class A
06/12/32	2.740%	3,554,181	3,600,758

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2015-SFR2 Class C
06/12/32	3.436%	$2,500,000	$2,536,358
Series 2015-SFR3 Class A
11/12/32	3.067%	5,444,064	5,587,608
Series 2015-SFR3 Class D
11/12/32	4.673%	1,295,000	1,351,416
Series 2015-SFR3 Class E
11/12/32	5.660%	1,000,000	1,040,631
Purchasing Power Funding LLC Series 2015-A Class A2 (a)
12/15/19	4.750%	3,500,000	3,503,281
RBSHD Trust Series 2013-1A Class A (a)(c)
10/25/47	7.685%	1,288,004	1,314,093
RMAT LLC Series 2015-NPL1 Class A1 (a)(c)
05/25/55	3.750%	1,616,629	1,604,216
SPS Servicer Advance Receivables Trust (a)
Subordinated, Series 2015-DT2
01/15/47	4.230%	1,719,000	1,719,545
Subordinated, Series 2015-T3 Class DT3
07/15/47	4.430%	1,782,000	1,784,019
Santander Drive Auto Receivables Trust
Series 2016-2 Class A3
05/15/20	1.560%	777,000	775,700
Santander Drive Auto Receivables Trust (a)
Series 2015-S1 Class R1
09/17/19	1.930%	910,099	909,644
Series 2015-S2 Class R1
11/18/19	1.840%	32,080	32,064
Series 2015-S7 Class R1
03/16/21	1.970%	588,949	588,655
Saxon Asset Securities Trust CMO Series 2003-1 Class AF6 (c)
06/25/33	4.795%	18,485	18,650
Sierra Auto Receivables Securitization Trust Series 2016-1A (a)
01/18/22	2.850%	713,859	712,633
Skopos Auto Receivables Trust Series 2015-2A Class A (a)
02/15/20	3.550%	470,089	469,184
SoFi Consumer Loan Program LLC Series 2016-2A Class A (a)
10/27/25	3.090%	2,196,000	2,206,635
Springleaf Funding Trust (a)
Series 2015-AA Class A
11/15/24	3.160%	1,537,000	1,556,057
Series 2015-AA Class B
11/15/24	3.620%	363,000	366,047
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-5H Class A4
12/25/33	5.540%	688,874	707,236

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Sunset Mortgage Loan Co. LLC Series 2014-NPL2 Class A (a)(c)
11/16/44	3.721%	$761,788	$758,622
Trafigura Securitisation Finance PLC Series 2014-1A Class A (a)(c)
10/15/18	1.474%	2,391,000	2,370,652
Tricon American Homes Trust Series 2015-SFR1 Class A (a)(c)
05/17/32	1.775%	635,021	631,669
Vericrest Opportunity Loan Transferee L LLC Series 2016-NP10 Class A1 (a)
09/25/46	3.500%	4,108,000	4,108,000
Vericrest Opportunity Loan Transferee XLV LLC CMO Series 2016-NPL5 Class A1 (a)
05/25/46	4.000%	660,123	665,279
Vericrest Opportunity Loan Transferee XLVI LLC CMO Series 2016-NPL6 Class A1 (a)
06/25/46	3.844%	1,772,896	1,783,038
Vericrest Opportunity Loan Transferee XLVII LLC CMO Series 2016-NPL7 Class A1 (a)
06/25/46	3.750%	2,063,625	2,070,892
Vericrest Opportunity Loan Transferee XXIV LLC Series 2015-NPL6 Class A1 (a)(c)
02/25/55	3.500%	1,189,993	1,190,506
Vericrest Opportunity Loan Transferee XXV LLC Series 2015-NPL8 Class A1 (a)(c)
06/26/45	3.500%	5,779,949	5,781,343
Vericrest Opportunity Loan Transferee XXX LLC Series 2015-NPL1 Class A1 (a)(c)
10/25/57	3.625%	1,396,680	1,398,416
Vericrest Opportunity Loan Transferee XXXI LLC Series 2015-NPL2 Class A1 (a)(c)
02/25/55	3.375%	1,037,418	1,037,413
Vericrest Opportunity Loan Transferee XXXIII LLC Series 2015-NPL5 Class A1 (a)(c)
03/25/55	3.500%	1,804,336	1,805,172
Vericrest Opportunity Loan Transferee XXXIX LLC Series 2015-NP13 Class A1 (a)(c)
10/25/45	4.125%	1,669,692	1,682,989
Vericrest Opportunity Loan Transferee XXXV LLC (a)
Series 2016-NPL9 Class A1
09/25/46	3.500%	2,954,000	2,953,801
Vericrest Opportunity Loan Transferee XXXV LLC (a)(c)
Series 2015-NPL9 Class A1
06/26/45	3.500%	2,299,378	2,299,522
Vericrest Opportunity Loan Transferee (a)(c)
Series 2014-NP11 Class A1
04/25/55	3.875%	494,550	495,881
Series 2014-NPL6 Class A1
09/25/43	3.125%	2,146,422	2,140,281
Series 2014-NPL6 Class A2
09/25/43	4.250%	1,012,056	987,359
Series 2014-NPL7 Class A1
08/27/57	3.375%	1,928,095	1,926,762

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2014-NPL8 Class A1
10/26/54	3.375%	$198,120	$198,013
Vericrest Opportunity Loan Trust Series 2015-NPL3 Class A1 (a)(c)
10/25/58	3.375%	1,263,403	1,260,890
Westlake Automobile Receivables Trust (a)
Series 2015-2A Class A2A
07/16/18	1.280%	449,274	448,717
Series 2016-2A
06/17/19	1.570%	1,816,000	1,814,073
06/15/21	4.100%	799,000	801,892
Subordinated, Series 2015-3A Class D
05/17/21	4.400%	1,000,000	1,018,432
Total Asset-Backed Securities - Non-Agency (Cost: $307,594,088)			$307,933,577

Inflation-Indexed Bonds 0.1%
United States 0.1%
U.S. Treasury Inflation-Indexed Bond
01/15/22	0.125%	1,063,230	1,085,169
01/15/29	2.500%	1,120,850	1,422,875
Total			2,508,044
Total Inflation-Indexed Bonds (Cost: $2,380,662)			$2,508,044

U.S. Treasury Obligations 25.6%
U.S. Treasury
12/31/16	3.250%	47,450,000	47,791,498
01/31/17	3.125%	15,000,000	15,136,980
03/31/17	3.250%	5,000,000	5,067,570
10/15/17	0.875%	13,890,000	13,916,044
11/15/17	4.250%	1,000,000	1,039,372
02/15/18	3.500%	6,000,000	6,225,702
08/31/18	1.500%	4,500,000	4,560,822
11/30/18	1.250%	14,000,000	14,129,066
05/15/19	3.125%	37,151,000	39,335,070
06/30/19	1.000%	1,500,000	1,505,742
02/15/20	8.500%	500,000	625,117
05/15/20	3.500%	28,000,000	30,455,460
06/30/20	1.625%	1,200,000	1,226,063
08/15/20	2.625%	5,650,000	5,984,147
08/15/20	8.750%	28,500,000	36,855,174
08/31/20	2.125%	4,000,000	4,161,720
11/15/20	2.625%	2,900,000	3,078,646
01/31/21	2.125%	16,000,000	16,673,744
02/15/21	3.625%	6,600,000	7,301,507
05/15/21	3.125%	7,000,000	7,616,329
08/15/21	2.125%	30,000,000	31,328,910
10/31/21	2.000%	1,500,000	1,558,653
12/31/21	2.125%	2,000,000	2,090,704
01/31/22	1.500%	1,000,000	1,013,281
09/30/22	1.750%	6,000,000	6,148,362
05/15/23	1.750%	62,000,000	63,392,582
08/15/23	2.500%	350,000	374,951
08/15/24	2.375%	21,500,000	22,907,583

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
05/15/25	2.125%	$6,000,000	$6,272,814
08/15/28	5.500%	14,700,000	20,665,554
02/15/29	5.250%	720,000	1,001,110
08/15/29	6.125%	5,250,000	7,894,687
02/15/31	5.375%	1,800,000	2,626,101
02/15/36	4.500%	5,000,000	7,036,720
02/15/37	4.750%	2,000,000	2,902,656
02/15/38	4.375%	9,900,000	13,808,956
05/15/38	4.500%	15,600,000	22,145,292
02/15/39	3.500%	7,500,000	9,287,107
05/15/39	4.250%	3,000,000	4,113,399
11/15/39	4.375%	19,500,000	27,190,312
05/15/40	4.375%	1,000,000	1,397,305
08/15/40	3.875%	3,510,000	4,578,767
11/15/40	4.250%	4,500,000	6,196,288
U.S. Treasury (g) STRIPS
11/15/16	0.000%	3,000,000	2,998,910
08/15/19	0.000%	2,000,000	1,946,910
02/15/20	0.000%	4,735,000	4,576,008
05/15/20	0.000%	35,061,000	33,758,238
08/15/20	0.000%	11,000,000	10,562,585
02/15/21	0.000%	28,185,000	26,788,743
05/15/21	0.000%	22,965,000	21,740,345
08/15/21	0.000%	19,045,000	17,938,657
11/15/21	0.000%	6,245,000	5,854,875
02/15/22	0.000%	3,790,000	3,530,935
05/15/22	0.000%	9,005,000	8,354,398
08/15/22	0.000%	2,500,000	2,310,298
11/15/22	0.000%	3,750,000	3,442,935
02/15/23	0.000%	20,665,000	18,865,802
05/15/23	0.000%	9,500,000	8,613,336
08/15/23	0.000%	1,500,000	1,354,172
11/15/23	0.000%	1,300,000	1,167,375
02/15/24	0.000%	1,350,000	1,205,364
08/15/24	0.000%	1,000,000	884,456
11/15/24	0.000%	4,500,000	3,957,557
02/15/25	0.000%	1,000,000	873,177
05/15/25	0.000%	2,500,000	2,169,858
02/15/26	0.000%	500,000	426,003
08/15/26	0.000%	1,452,000	1,221,621
11/15/26	0.000%	9,000,000	7,521,012
02/15/27	0.000%	15,200,000	12,611,668
08/15/27	0.000%	4,200,000	3,442,505
11/15/27	0.000%	12,540,000	10,215,021
02/15/28	0.000%	7,250,000	5,864,721
05/15/28	0.000%	1,660,000	1,334,894
08/15/28	0.000%	3,200,000	2,559,891
11/15/28	0.000%	1,700,000	1,349,873
02/15/29	0.000%	7,665,000	6,047,102
08/15/29	0.000%	6,400,000	4,983,206
11/15/29	0.000%	2,600,000	2,009,699
02/15/30	0.000%	7,650,000	5,883,929
05/15/30	0.000%	7,000,000	5,348,210
08/15/30	0.000%	6,250,000	4,732,881
11/15/30	0.000%	4,950,000	3,728,493
02/15/31	0.000%	6,600,000	4,952,904
05/15/31	0.000%	6,700,000	4,981,155
08/15/31	0.000%	3,800,000	2,810,617

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
11/15/31	0.000%	$6,640,000	$4,871,210
02/15/32	0.000%	6,875,000	5,010,094
05/15/32	0.000%	14,700,000	10,630,129
08/15/32	0.000%	1,500,000	1,076,303
11/15/32	0.000%	10,450,000	7,441,717
02/15/33	0.000%	9,850,000	6,965,615
05/15/33	0.000%	29,425,000	20,661,558
08/15/33	0.000%	4,000,000	2,787,916
11/15/33	0.000%	7,400,000	5,118,217
02/15/34	0.000%	2,400,000	1,647,331
05/15/34	0.000%	2,400,000	1,633,368
08/15/34	0.000%	8,375,000	5,650,478
11/15/34	0.000%	1,850,000	1,240,841
02/15/35	0.000%	4,210,000	2,803,090
05/15/35	0.000%	3,050,000	2,018,999

Total U.S. Treasury Obligations (Cost: $822,805,174)			$883,095,072

U.S. Government & Agency Obligations 4.7%
Federal Farm Credit Banks
11/15/18	5.125%	2,664,000	2,899,735
Federal Home Loan Banks
10/24/29	4.000%	1,600,000	1,911,595
07/15/36	5.500%	2,000,000	2,898,964
Federal Home Loan Mortgage Corp.
11/17/17	5.125%	30,000,000	31,458,120
Federal National Mortgage Association (g)
06/01/17	0.000%	10,000,000	9,957,800
STRIPS
05/15/30	0.000%	3,750,000	2,645,449
Financing Corp. (g)
11/30/17	0.000%	3,250,000	3,218,280
STRIPS
05/11/18	0.000%	3,600,000	3,550,291
Israel Government AID Bond
09/18/33	5.500%	1,000,000	1,407,157
Israel Government AID Bond (g)
11/15/23	0.000%	1,316,000	1,146,497
02/15/24	0.000%	2,000,000	1,730,528
11/01/24	0.000%	5,000,000	4,244,955
11/01/24	0.000%	4,135,000	3,510,578
02/15/25	0.000%	2,250,000	1,872,538
02/15/25	0.000%	2,000,000	1,664,478
08/15/25	0.000%	2,500,000	2,050,852
11/15/26	0.000%	1,500,000	1,177,528
Private Export Funding Corp.
05/15/22	2.800%	1,500,000	1,594,105
Residual Funding Corp. (g)
STRIPS
10/15/19	0.000%	14,600,000	14,120,127
07/15/20	0.000%	40,873,000	39,018,878
10/15/20	0.000%	7,500,000	7,113,330
01/15/21	0.000%	3,000,000	2,829,495
Tennessee Valley Authority
07/18/17	5.500%	6,000,000	6,227,322
04/01/36	5.880%	500,000	725,415

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
09/15/39	5.250%	$2,370,000	$3,276,151
09/15/65	4.250%	2,258,000	2,686,264
Tennessee Valley Authority (g)
STRIPS
11/01/25	0.000%	8,500,000	6,913,169
06/15/35	0.000%	750,000	417,160

Total U.S. Government & Agency Obligations (Cost: $156,546,598)			$162,266,761

Foreign Government Obligations(h) 1.4%
Australia 0.2%
Australia and New Zealand Banking Group Ltd. (a)
11/23/16	2.400%	1,119,000	1,121,280
CNOOC Finance Pty Ltd.
05/05/20	2.625%	1,000,000	1,019,007
Commonwealth Bank of Australia (a)
03/16/17	2.250%	325,000	326,674
National Australia Bank Ltd. (a)
06/20/17	2.000%	875,000	880,787
Westpac Banking Corp. (a)
11/28/16	2.450%	600,000	601,451
05/30/18	1.375%	600,000	600,246
03/03/20	2.000%	405,000	409,868
Total			4,959,313
Canada 0.3%
Bank of Nova Scotia (The) (a)
09/20/21	1.875%	300,000	301,142
CDP Financial, Inc. (a)
11/25/19	4.400%	1,000,000	1,090,403
CNOOC Nexen Finance ULC
04/30/24	4.250%	389,000	420,410
Hydro-Quebec
02/01/21	9.400%	750,000	971,971
01/15/22	8.400%	1,295,000	1,688,705
Province of Quebec
01/30/26	6.350%	440,000	582,406
Royal Bank of Canada
09/19/17	1.200%	3,820,000	3,818,357
10/01/18	2.000%	1,761,000	1,782,521
Total			10,655,915
China 0.1%
CNOOC Finance Ltd.
05/09/23	3.000%	1,300,000	1,315,289
Sinopec Group Overseas Development 2013 Ltd. (a)
10/17/23	4.375%	1,362,000	1,503,207

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (h) (continued)
China (continued)
State Grid Overseas Investment 2013 Ltd. (a)
05/22/18	1.750%	$377,000	$377,809
Total			3,196,305
Colombia 0.1%
Colombia Government International Bond
02/26/24	4.000%	493,000	525,045
01/28/26	4.500%	1,190,000	1,311,975
06/15/45	5.000%	601,000	650,582
Ecopetrol SA
09/18/23	5.875%	310,000	334,413
01/16/25	4.125%	300,000	291,285
06/26/26	5.375%	580,000	603,751
Total			3,717,051
France —%
Electricite de France SA (a)
01/22/19	2.150%	674,000	683,577
Mexico 0.4%
Mexico Government International Bond
01/21/21	3.500%	4,305,000	4,576,215
01/30/25	3.600%	757,000	784,441
01/21/26	4.125%	1,673,000	1,799,311
03/08/44	4.750%	1,090,000	1,129,512
01/15/47	4.350%	479,000	469,262
10/12/10	5.750%	458,000	484,335
Petroleos Mexicanos
01/23/26	4.500%	1,159,000	1,123,998
06/15/35	6.625%	550,000	559,818
01/23/46	5.625%	732,000	638,524
Petroleos Mexicanos (a)
02/04/21	6.375%	504,000	548,396
09/21/23	4.625%	1,167,000	1,168,634
08/04/26	6.875%	598,000	671,997
09/21/47	6.750%	1,045,000	1,045,000
Total			14,999,443
Norway 0.1%
Statoil ASA
01/15/18	6.700%	50,000	53,379
04/15/19	5.250%	880,000	963,378
01/15/24	2.650%	1,750,000	1,791,225
09/23/27	7.250%	400,000	557,093
Total			3,365,075
Peru —%
Peruvian Government International Bond
11/18/50	5.625%	98,000	129,605

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (h) (continued)
Poland —%
Poland Government International Bond
01/22/24	4.000%	$1,178,000	$1,301,690
South Africa 0.1%
South Africa Government International Bond
09/16/25	5.875%	459,000	519,244
07/24/44	5.375%	1,006,000	1,093,019
Total			1,612,263
South Korea —%
Korea Gas Corp. (a)
07/18/21	1.875%	525,000	528,457
Sweden 0.1%
Stadshypotek AB (a)
10/02/19	1.875%	1,500,000	1,514,887
Turkey —%
Turkey Government International Bond
03/22/24	5.750%	353,000	380,358
Total Foreign Government Obligations (Cost: $45,349,977)			$47,043,939

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.2%
California —%
City of Los Angeles Department of Airports Revenue Bonds Build America Bonds Series 2009
05/15/39	6.582%	420,000	578,643
State of California Unlimited General Obligation Bonds Build America Bonds Series 2009
10/01/39	7.300%	295,000	449,624
Total			1,028,267
District of Columbia —%
District of Columbia Water & Sewer Authority Taxable Revenue Bonds Senior Lien Series 2014-A
10/01/14	4.814%	411,000	482,111

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
New York 0.1%
New York State Dormitory Authority Revenue Bonds Build America Bonds Series 2010
03/15/40	5.600%	$415,000	$561,287
Port Authority of New York & New Jersey Revenue Bonds Taxable Consolidated 160th Series 2010
11/01/40	5.647%	835,000	1,103,244
Total			1,664,531
Ohio 0.1%
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	1,265,000	1,904,369
Ohio State University (The) Revenue Bonds Taxable Series 2011A
06/01/11	4.800%	$1,514,000	$1,710,109
Total			3,614,478
Total Municipal Bonds (Cost: $5,393,363)			$6,789,387

	Shares	Value
Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.382% (i)(j)	74,405,180	$74,405,180
Total Money Market Funds (Cost: $74,405,180)		$74,405,180
Total Investments
(Cost: $3,295,066,580) (k)		$3,449,298,998(l)
Other Assets & Liabilities, Net		1,295,987
Net Assets		$3,450,594,985

Notes to Portfolio of Investments
(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2016, the value of these securities amounted to $520,339,888 or 15.08% of net assets.

(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)	Variable rate security.
(d)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.
(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2016, the value of these securities amounted to $2,985,197, which represents 0.09% of net assets.

(g)	Zero coupon bond.
(h)	Principal and interest may not be guaranteed by the government.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	95,727,973	285,479,477	(306,802,270)	74,405,180	312,005	74,405,180

(j)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(k)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $3,295,067,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$163,071,000
Unrealized Depreciation	(8,839,000)
Net Unrealized Appreciation	$154,232,000

(l)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	764,056,190	5,187,844	769,244,034
Residential Mortgage-Backed Securities - Agency	—	520,276,746	—	520,276,746
Residential Mortgage-Backed Securities - Non-Agency	—	85,379,728	6,216,780	91,596,508
Commercial Mortgage-Backed Securities - Agency	—	507,838,672	—	507,838,672
Commercial Mortgage-Backed Securities - Non-Agency	—	72,858,882	3,442,196	76,301,078
Asset-Backed Securities - Non-Agency	—	273,702,049	34,231,528	307,933,577
Inflation-Indexed Bonds	—	2,508,044	—	2,508,044
U.S. Treasury Obligations	528,617,867	354,477,205	—	883,095,072
U.S. Government & Agency Obligations	—	162,266,761	—	162,266,761
Foreign Government Obligations	—	47,043,939	—	47,043,939
Municipal Bonds	—	6,789,387	—	6,789,387
Investments measured at net asset value
Money Market Funds	—	—	—	74,405,180
Total Investments	528,617,867	2,797,197,603	49,078,348	3,449,298,998

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities - Non- Agency ($)	Commercial Mortgage-Backed Securities - Non- Agency ($)	Asset-Backed Securities - Non-Agency ($)	Total ($)
Balance as of December 31, 2015	3,352,646	5,717,192	8,009,458	50,772,299	67,851,595
Increase (decrease) in accrued discounts/premiums	—	6,381	(341,117)	9,798	(324,938)
Realized gain (loss)	101,004	4,535	6,150	35,457	147,146
Change in unrealized appreciation (depreciation)(a)	31,047	(70,622)	(106,730)	(293,895)	(440,200)
Sales	(2,404,846)	(1,225,800)	(2,365,679)	(21,698,722)	(27,695,047)
Purchases	4,107,993	1,785,094	—	17,389,588	23,282,675
Transfers into Level 3	—	—	1,133,886	—	1,133,886
Transfers out of Level 3	—	—	(2,893,772)	(11,982,997)	(14,876,769)
Balance as of September 30, 2016	5,187,844	6,216,780	3,442,196	34,231,528	49,078,348

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2016 was $(442,313), which is comprised of

Corporate Bonds & Notes of $31,047, Residential Mortgage-Backed Securities — Non-Agency of $(70,622), Commercial Mortgage-Backed

Securities — Non-Agency of $(104,613) and Asset-Backed Securities — Non-Agency of $(298,125).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, Management concluded that the market input(s) were generally unobservable.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Jennison Mid Cap Growth Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.2%
CONSUMER DISCRETIONARY 19.8%
Auto Components 1.3%
Delphi Automotive PLC	71,908	$5,128,479
Hotels, Restaurants & Leisure 4.2%
Aramark	121,784	4,631,445
Hilton Worldwide Holdings, Inc.	292,906	6,716,335
Marriott International, Inc., Class A	16,558	1,114,850
Norwegian Cruise Line Holdings Ltd. (a)	111,720	4,211,844
Total		16,674,474
Media 1.7%
AMC Networks, Inc., Class A (a)	71,886	3,728,008
Scripps Networks Interactive, Inc., Class A	48,971	3,109,169
Total		6,837,177
Multiline Retail 3.6%
Dollar General Corp.	56,068	3,924,200
Dollar Tree, Inc. (a)	131,269	10,361,062
Total		14,285,262
Specialty Retail 8.3%
AutoZone, Inc. (a)	5,319	4,086,800
Burlington Stores, Inc. (a)	73,988	5,994,508
L Brands, Inc.	26,200	1,854,174
O’Reilly Automotive, Inc. (a)	14,625	4,096,609
Ross Stores, Inc.	91,107	5,858,180
Signet Jewelers Ltd.	55,409	4,129,633
Ulta Salon Cosmetics & Fragrance, Inc. (a)	28,784	6,850,016
Total		32,869,920
Textiles, Apparel & Luxury Goods 0.7%
Kate Spade & Co. (a)	133,676	2,289,870
Under Armour, Inc., Class A (a)	16,924	654,620
Total		2,944,490
TOTAL CONSUMER DISCRETIONARY		78,739,802
CONSUMER STAPLES 6.0%
Beverages 0.5%
Monster Beverage Corp. (a)	13,291	1,951,252
Food & Staples Retailing 1.1%
Sprouts Farmers Market, Inc. (a)	217,854	4,498,685
Food Products 3.4%
Hain Celestial Group, Inc. (The) (a)	155,542	5,534,184

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
JM Smucker Co. (The)	27,516	$3,729,519
Mead Johnson Nutrition Co.	52,381	4,138,623
Total		13,402,326
Household Products 1.0%
Church & Dwight Co., Inc.	83,779	4,014,689
TOTAL CONSUMER STAPLES		23,866,952
ENERGY 1.6%
Oil, Gas & Consumable Fuels 1.6%
Concho Resources, Inc. (a)	18,629	2,558,693
Noble Energy, Inc.	110,315	3,942,658
Total		6,501,351
TOTAL ENERGY		6,501,351
FINANCIALS 8.5%
Banks 1.3%
First Republic Bank	65,525	5,052,633
Capital Markets 3.4%
Affiliated Managers Group, Inc. (a)	41,897	6,062,496
Intercontinental Exchange, Inc.	13,818	3,722,016
TD Ameritrade Holding Corp.	110,950	3,909,878
Total		13,694,390
Consumer Finance 1.5%
SLM Corp. (a)	806,826	6,026,990
Mortgage Real Estate Investment Trusts (REITs) 2.3%
MFA Financial, Inc.	408,067	3,052,341
Starwood Property Trust, Inc.	266,268	5,996,356
Total		9,048,697
TOTAL FINANCIALS		33,822,710
HEALTH CARE 14.8%
Biotechnology 1.4%
BioMarin Pharmaceutical, Inc. (a)	45,261	4,187,548
Vertex Pharmaceuticals, Inc. (a)	17,303	1,508,994
Total		5,696,542
Health Care Equipment & Supplies 2.8%
Align Technology, Inc. (a)	54,033	5,065,594
Cooper Companies, Inc. (The)	17,321	3,104,962

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
DexCom, Inc. (a)	34,476	$3,022,166
Total		11,192,722
Health Care Providers & Services 7.5%
Centene Corp. (a)	114,558	7,670,804
Envision Healthcare Holdings, Inc. (a)	97,020	2,160,635
Henry Schein, Inc. (a)	49,975	8,144,925
Laboratory Corp. of America Holdings (a)	44,164	6,071,667
Universal Health Services, Inc., Class B	45,750	5,637,315
Total		29,685,346
Life Sciences Tools & Services 1.8%
Illumina, Inc. (a)	8,743	1,588,254
Quintiles IMS Holdings, Inc. (a)	65,884	5,340,557
Total		6,928,811
Pharmaceuticals 1.3%
Jazz Pharmaceuticals PLC (a)	2,620	318,278
Zoetis, Inc.	92,827	4,827,932
Total		5,146,210
TOTAL HEALTH CARE		58,649,631
INDUSTRIALS 12.8%
Aerospace & Defense 0.2%
B/E Aerospace, Inc.	13,254	684,702
Airlines 1.1%
Spirit Airlines, Inc. (a)	108,392	4,609,912
Building Products 0.7%
Allegion PLC	41,185	2,838,058
Commercial Services & Supplies 2.5%
Copart, Inc. (a)	111,553	5,974,778
Stericycle, Inc. (a)	50,962	4,084,095
Total		10,058,873
Construction & Engineering 1.1%
Quanta Services, Inc. (a)	155,353	4,348,331
Electrical Equipment 1.5%
AMETEK, Inc.	121,477	5,804,171

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 2.7%
Carlisle Companies, Inc.	31,538	$3,234,853
Roper Technologies, Inc.	41,513	7,574,877
Total		10,809,730
Professional Services 1.7%
IHS Markit Ltd. (a)	178,168	6,690,208
Road & Rail 0.7%
JB Hunt Transport Services, Inc.	35,002	2,840,062
Trading Companies & Distributors 0.6%
WESCO International, Inc. (a)	38,450	2,364,291
TOTAL INDUSTRIALS		51,048,338
INFORMATION TECHNOLOGY 21.6%
Communications Equipment 1.5%
Palo Alto Networks, Inc. (a)	36,630	5,836,258
Electronic Equipment, Instruments & Components 2.8%
Amphenol Corp., Class A	131,778	8,555,028
CDW Corp.	58,012	2,652,889
Total		11,207,917
IT Services 5.0%
Fidelity National Information Services, Inc.	40,075	3,086,977
FleetCor Technologies, Inc. (a)	27,866	4,841,160
Global Payments, Inc.	48,088	3,691,235
Vantiv, Inc., Class A (a)	145,945	8,212,325
Total		19,831,697
Semiconductors & Semiconductor Equipment 3.6%
Analog Devices, Inc.	106,431	6,859,478
NXP Semiconductors NV (a)	73,264	7,473,661
Total		14,333,139
Software 8.7%
Check Point Software Technologies Ltd. (a)	51,739	4,015,464
Electronic Arts, Inc. (a)	106,279	9,076,226
Intuit, Inc.	24,484	2,693,485
Red Hat, Inc. (a)	104,998	8,486,988
ServiceNow, Inc. (a)	72,551	5,742,412

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Splunk, Inc. (a)	81,468	$4,780,542
Total		34,795,117
TOTAL INFORMATION TECHNOLOGY		86,004,128
MATERIALS 4.2%
Chemicals 3.0%
Axalta Coating Systems Ltd. (a)	170,520	4,820,600
FMC Corp.	96,346	4,657,366
WR Grace & Co.	32,772	2,418,573
Total		11,896,539
Construction Materials 0.5%
Vulcan Materials Co.	18,197	2,069,545
Containers & Packaging 0.7%
Sealed Air Corp.	63,868	2,926,432
TOTAL MATERIALS		16,892,516
REAL ESTATE 3.5%
Equity Real Estate Investment Trusts (REITs) 2.1%
Crown Castle International Corp.	40,890	3,852,247
Equinix, Inc.	12,948	4,664,517
Total		8,516,764
Real Estate Management & Development 1.4%
CBRE Group, Inc., Class A (a)	194,033	5,429,043
TOTAL REAL ESTATE		13,945,807

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 2.8%
SBA Communications Corp., Class A (a)	98,065	$10,998,971
TOTAL TELECOMMUNICATION SERVICES		10,998,971
UTILITIES 0.6%
Independent Power and Renewable Electricity Producers 0.6%
Atlantica Yield PLC	115,008	2,186,302
TOTAL UTILITIES		2,186,302
Total Common Stocks (Cost: $348,923,669)		$382,656,508

	Shares	Value

Money Market Funds 4.0%
Columbia Short-Term Cash Fund, 0.382% (b)(c)	15,914,148	$15,914,148
Total Money Market Funds (Cost: $15,914,148)		$15,914,148
Total Investments (Cost: $364,837,817)		$398,570,656(d)
Other Assets & Liabilities, Net		(956,431)
Net Assets		$397,614,225

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,349,790	143,237,889	(136,673,531)	15,914,148	41,998	15,914,148

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	78,739,802	—	—	78,739,802
Consumer Staples	23,866,952	—	—	23,866,952
Energy	6,501,351	—	—	6,501,351
Financials	33,822,710	—	—	33,822,710
Health Care	58,649,631	—	—	58,649,631
Industrials	51,048,338	—	—	51,048,338
Information Technology	86,004,128	—	—	86,004,128
Materials	16,892,516	—	—	16,892,516
Real Estate	13,945,807	—	—	13,945,807
Telecommunication Services	10,998,971	—	—	10,998,971
Utilities	2,186,302	—	—	2,186,302
Total Common Stocks	382,656,508	—	—	382,656,508
Investments measured at net asset value
Money Market Funds	—	—	—	15,914,148
Total Investments	382,656,508	—	—	398,570,656

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Loomis Sayles Growth Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.0%
CONSUMER DISCRETIONARY 9.9%
Hotels, Restaurants & Leisure 2.5%
Yum! Brands, Inc.	745,475	$67,696,585
Internet & Direct Marketing Retail 7.4%
Amazon.com, Inc. (a)	241,478	202,191,944
TOTAL CONSUMER DISCRETIONARY		269,888,529
CONSUMER STAPLES 14.8%
Beverages 7.8%
Coca-Cola Co. (The)	2,026,773	85,773,033
Monster Beverage Corp. (a)	757,987	111,280,072
SABMiller PLC, ADR	273,027	15,851,948
Total		212,905,053
Food Products 3.6%
Danone SA, ADR	6,572,158	97,596,546
Household Products 3.4%
Procter & Gamble Co. (The)	1,017,128	91,287,238
TOTAL CONSUMER STAPLES		401,788,837
ENERGY 2.4%
Energy Equipment & Services 2.4%
Schlumberger Ltd.	813,513	63,974,662
TOTAL ENERGY		63,974,662
FINANCIALS 5.9%
Capital Markets 4.6%
Factset Research Systems, Inc.	303,893	49,261,055
Greenhill & Co., Inc.	192,706	4,542,081
SEI Investments Co.	1,581,605	72,137,004
Total		125,940,140
Consumer Finance 1.3%
American Express Co.	531,403	34,031,048
TOTAL FINANCIALS		159,971,188
HEALTH CARE 15.8%
Biotechnology 4.3%
Amgen, Inc.	350,040	58,390,173
Regeneron Pharmaceuticals, Inc. (a)	143,968	57,878,015
Total		116,268,188

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 2.5%
Varian Medical Systems, Inc. (a)	690,332	$68,708,744
Health Care Technology 2.5%
Cerner Corp. (a)	1,108,089	68,424,495
Pharmaceuticals 6.5%
Merck & Co., Inc.	599,779	37,432,207
Novartis AG, ADR	743,927	58,740,476
Novo Nordisk A/S, ADR	1,936,525	80,540,075
Total		176,712,758
TOTAL HEALTH CARE		430,114,185
INDUSTRIALS 7.3%
Air Freight & Logistics 5.5%
Expeditors International of Washington, Inc.	1,525,297	78,583,301
United Parcel Service, Inc., Class B	651,105	71,204,843
Total		149,788,144
Machinery 1.8%
Deere & Co.	581,650	49,643,828
TOTAL INDUSTRIALS		199,431,972
INFORMATION TECHNOLOGY 42.9%
Communications Equipment 5.1%
Cisco Systems, Inc.	4,329,346	137,326,855
Internet Software & Services 17.6%
Alibaba Group Holding Ltd., ADR (a)	1,354,634	143,306,731
Alphabet, Inc., Class A (a)	98,621	79,297,201
Alphabet, Inc., Class C (a)	99,130	77,052,758
Facebook, Inc., Class A (a)	1,394,598	178,885,085
Total		478,541,775
IT Services 5.9%
Automatic Data Processing, Inc.	253,909	22,394,774
Visa, Inc., Class A	1,651,855	136,608,409
Total		159,003,183
Semiconductors & Semiconductor Equipment 4.9%
Analog Devices, Inc.	171,377	11,045,248
QUALCOMM, Inc.	1,783,171	122,147,213
Total		133,192,461

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 9.4%
Autodesk, Inc. (a)	1,087,745	$78,676,596
Microsoft Corp.	1,161,118	66,880,397
Oracle Corp.	2,824,677	110,953,312
Total		256,510,305
TOTAL INFORMATION TECHNOLOGY		1,164,574,579
Total Common Stocks (Cost: $2,252,905,421)		$2,689,743,952

	Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.382% (b)(c)	43,430,710	$43,430,710
Total Money Market Funds (Cost: $43,430,710)		$43,430,710
Total Investments (Cost: $2,296,336,131)		$2,733,174,662(d)
Other Assets & Liabilities, Net		(16,899,536)
Net Assets		$2,716,275,126

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,282,601	513,654,720	(479,506,611)	43,430,710	81,737	43,430,710

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	269,888,529	—	—	269,888,529
Consumer Staples	401,788,837	—	—	401,788,837
Energy	63,974,662	—	—	63,974,662
Financials	159,971,188	—	—	159,971,188
Health Care	430,114,185	—	—	430,114,185
Industrials	199,431,972	—	—	199,431,972
Information Technology	1,164,574,579	—	—	1,164,574,579
Total Common Stocks	2,689,743,952	—	—	2,689,743,952
Investments measured at net asset value
Money Market Funds	—	—	—	43,430,710
Total Investments	2,689,743,952	—	—	2,733,174,662

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – MFS® Blended Research® Core Equity Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.7%
CONSUMER DISCRETIONARY 14.3%
Auto Components 0.2%
Goodyear Tire & Rubber Co. (The)	115,109	$3,718,021
Automobiles 0.6%
General Motors Co.	292,573	9,295,044
Hotels, Restaurants & Leisure 3.0%
Carnival Corp.	168,002	8,201,858
Domino’s Pizza, Inc.	148,783	22,592,698
McDonald’s Corp.	26,684	3,078,266
Starbucks Corp.	231,215	12,517,980
Yum! Brands, Inc.	46,691	4,240,010
Total		50,630,812
Internet & Direct Marketing Retail 3.3%
Amazon.com, Inc. (a)	67,886	56,841,627
Media 2.5%
Charter Communications, Inc., Class A (a)	75,344	20,340,620
Comcast Corp., Class A	344,945	22,883,651
Total		43,224,271
Multiline Retail 1.0%
Target Corp.	243,600	16,730,448
Specialty Retail 2.5%
AutoZone, Inc. (a)	34,792	26,732,085
Gap, Inc. (The)	717,788	15,963,605
Total		42,695,690
Textiles, Apparel & Luxury Goods 1.2%
Michael Kors Holdings Ltd. (a)	334,779	15,664,310
PVH Corp.	39,680	4,384,640
Total		20,048,950
TOTAL CONSUMER DISCRETIONARY		243,184,863
CONSUMER STAPLES 10.8%
Food & Staples Retailing 1.6%
CVS Health Corp.	306,833	27,305,069
Food Products 4.9%
Archer-Daniels-Midland Co.	624,598	26,339,298
General Mills, Inc.	51,804	3,309,240
JM Smucker Co. (The)	54,175	7,342,879
Mondelez International, Inc., Class A	615,557	27,022,952

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Tyson Foods, Inc., Class A	249,576	$18,635,840
Total		82,650,209
Household Products 1.5%
Procter & Gamble Co. (The)	283,519	25,445,830
Personal Products 0.6%
Estee Lauder Companies, Inc. (The), Class A	107,376	9,509,219
Tobacco 2.2%
Altria Group, Inc.	109,718	6,937,469
Philip Morris International, Inc.	321,173	31,224,439
Total		38,161,908
TOTAL CONSUMER STAPLES		183,072,235
ENERGY 6.9%
Energy Equipment & Services 1.2%
Schlumberger Ltd.	264,075	20,766,858
Oil, Gas & Consumable Fuels 5.7%
Anadarko Petroleum Corp.	52,552	3,329,694
EOG Resources, Inc.	270,825	26,191,486
Exxon Mobil Corp.	175,625	15,328,550
Marathon Petroleum Corp.	238,998	9,700,929
Noble Energy, Inc.	103,074	3,683,865
Occidental Petroleum Corp.	102,526	7,476,196
Rice Energy, Inc. (a)	604,923	15,794,539
Valero Energy Corp.	295,054	15,637,862
Total		97,143,121
TOTAL ENERGY		117,909,979
FINANCIALS 12.3%
Banks 6.0%
Bank of America Corp.	2,037,413	31,885,513
Citigroup, Inc.	573,003	27,062,932
JPMorgan Chase & Co.	320,762	21,359,542
Wells Fargo & Co.	492,387	21,802,896
Total		102,110,883
Capital Markets 0.6%
Charles Schwab Corp. (The)	305,536	9,645,771

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance 1.3%
Discover Financial Services	408,831	$23,119,393
Diversified Financial Services 0.5%
Berkshire Hathaway, Inc., Class B (a)	55,248	7,981,679
Insurance 3.9%
Allstate Corp. (The)	50,972	3,526,243
MetLife, Inc.	554,299	24,627,505
Prudential Financial, Inc.	262,972	21,471,664
Travelers Companies, Inc. (The)	29,862	3,420,692
Validus Holdings Ltd.	287,199	14,308,254
Total		67,354,358
TOTAL FINANCIALS		210,212,084
HEALTH CARE 13.9%
Biotechnology 3.1%
Celgene Corp. (a)	274,453	28,688,572
Gilead Sciences, Inc.	290,524	22,986,259
Total		51,674,831
Health Care Equipment & Supplies 3.3%
Abbott Laboratories	469,239	19,844,117
Medtronic PLC	399,734	34,537,018
Stryker Corp.	16,956	1,973,848
Total		56,354,983
Health Care Providers & Services 1.7%
HCA Holdings, Inc. (a)	307,079	23,224,385
McKesson Corp.	34,521	5,756,376
Total		28,980,761
Pharmaceuticals 5.8%
Eli Lilly & Co.	353,828	28,398,235
Johnson & Johnson	244,582	28,892,472
Merck & Co., Inc.	630,253	39,334,090
Pfizer, Inc.	65,591	2,221,567
Total		98,846,364
TOTAL HEALTH CARE		235,856,939
INDUSTRIALS 8.0%
Aerospace & Defense 3.2%
Northrop Grumman Corp.	103,485	22,140,616
Textron, Inc.	284,660	11,315,235
United Technologies Corp.	199,843	20,304,049
Total		53,759,900

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines 1.1%
Delta Air Lines, Inc.	184,739	$7,271,327
United Continental Holdings, Inc. (a)	208,226	10,925,618
Total		18,196,945
Building Products 1.1%
Owens Corning	354,008	18,900,487
Industrial Conglomerates 0.8%
General Electric Co.	489,997	14,513,711
Machinery 0.9%
Illinois Tool Works, Inc.	98,731	11,831,923
Ingersoll-Rand PLC	59,564	4,046,778
Total		15,878,701
Road & Rail 0.9%
Union Pacific Corp.	151,088	14,735,613
TOTAL INDUSTRIALS		135,985,357
INFORMATION TECHNOLOGY 21.5%
Communications Equipment 2.3%
Cisco Systems, Inc.	1,255,900	39,837,148
Internet Software & Services 4.2%
Alphabet, Inc., Class A (a)	26,501	21,308,394
Alphabet, Inc., Class C (a)	18,523	14,397,743
Facebook, Inc., Class A (a)	273,360	35,063,887
Total		70,770,024
IT Services 4.5%
Accenture PLC, Class A	103,779	12,678,680
Cognizant Technology Solutions Corp., Class A (a)	284,049	13,551,978
Fidelity National Information Services, Inc.	28,427	2,189,732
FleetCor Technologies, Inc. (a)	136,745	23,756,709
Global Payments, Inc.	321,079	24,646,024
Total		76,823,123
Semiconductors & Semiconductor Equipment 2.7%
Broadcom Ltd.	132,144	22,797,483
Intel Corp.	589,530	22,254,757
Total		45,052,240
Software 4.7%
Electronic Arts, Inc. (a)	309,260	26,410,804

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Intuit, Inc.	213,810	$23,521,238
Microsoft Corp.	387,113	22,297,709
Salesforce.com, Inc. (a)	117,559	8,385,483
Total		80,615,234
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	424,296	47,966,663
NCR Corp. (a)	155,030	4,990,416
Total		52,957,079
TOTAL INFORMATION TECHNOLOGY		366,054,848
MATERIALS 3.4%
Chemicals 2.9%
Air Products & Chemicals, Inc.	52,736	7,928,330
LyondellBasell Industries NV, Class A	138,790	11,194,801
Monsanto Co.	125,208	12,796,258
Sherwin-Williams Co. (The)	61,966	17,143,514
Total		49,062,903
Metals & Mining 0.5%
Newmont Mining Corp.	221,895	8,718,254
TOTAL MATERIALS		57,781,157
REAL ESTATE 2.4%
Equity Real Estate Investment Trusts (REITs) 2.4%
Digital Realty Trust, Inc.	105,303	10,227,027
Mid-America Apartment Communities, Inc.	91,944	8,641,817
Public Storage	72,138	16,096,873
STORE Capital Corp.	203,220	5,988,894
Total		40,954,611
TOTAL REAL ESTATE		40,954,611

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	139,972	$5,684,263
Verizon Communications, Inc.	769,311	39,988,786
Total		45,673,049
TOTAL TELECOMMUNICATION SERVICES		45,673,049
UTILITIES 3.5%
Electric Utilities 3.0%
American Electric Power Co., Inc.	291,577	18,722,159
Exelon Corp.	764,392	25,446,610
PPL Corp.	184,191	6,367,483
Total		50,536,252
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	673,727	8,657,392
TOTAL UTILITIES		59,193,644
Total Common Stocks (Cost: $1,591,861,314)		$1,695,878,766

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.382% (b)(c)	7,196,530	$7,196,530
Total Money Market Funds (Cost: $7,196,530)		$7,196,530
Total Investments (Cost: $1,599,057,844)		$1,703,075,296(d)
Other Assets & Liabilities, Net		(885,049)
Net Assets		$1,702,190,247

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	10,127,036	183,165,552	(186,096,058)	7,196,530	25,290	7,196,530

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	243,184,863	—	—	243,184,863
Consumer Staples	183,072,235	—	—	183,072,235
Energy	117,909,979	—	—	117,909,979
Financials	210,212,084	—	—	210,212,084
Health Care	235,856,939	—	—	235,856,939
Industrials	135,985,357	—	—	135,985,357
Information Technology	366,054,848	—	—	366,054,848
Materials	57,781,157	—	—	57,781,157
Real Estate	40,954,611	—	—	40,954,611
Telecommunication Services	45,673,049	—	—	45,673,049
Utilities	59,193,644	—	—	59,193,644
Total Common Stocks	1,695,878,766	—	—	1,695,878,766
Investments measured at net asset value
Money Market Funds	—	—	—	7,196,530
Total Investments	1,695,878,766	—	—	1,703,075,296

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – MFS® Value Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.8%
CONSUMER DISCRETIONARY 9.0%
Auto Components 3.0%
Delphi Automotive PLC	256,972	$18,327,243
Johnson Controls International PLC	995,072	46,300,700
Total		64,627,943
Automobiles 0.5%
Harley-Davidson, Inc.	193,573	10,180,004
Household Durables 0.2%
Newell Brands, Inc.	81,736	4,304,218
Media 4.1%
Comcast Corp., Class A	413,639	27,440,811
Interpublic Group of Companies, Inc. (The)	189,652	4,238,722
Omnicom Group, Inc.	384,210	32,657,850
Time Warner, Inc.	235,575	18,754,126
Time, Inc.	20,598	298,259
Walt Disney Co. (The)	51,515	4,783,683
Total		88,173,451
Multiline Retail 0.7%
Target Corp.	224,334	15,407,259
Specialty Retail 0.3%
Advance Auto Parts, Inc.	40,454	6,032,501
Textiles, Apparel & Luxury Goods 0.2%
Hanesbrands, Inc.	204,649	5,167,387
TOTAL CONSUMER DISCRETIONARY		193,892,763
CONSUMER STAPLES 12.3%
Beverages 1.1%
Diageo PLC	842,443	24,137,157
Food & Staples Retailing 1.6%
CVS Health Corp.	379,097	33,735,842
Food Products 4.8%
Archer-Daniels-Midland Co.	405,446	17,097,658
Danone SA	173,022	12,837,752
General Mills, Inc.	424,243	27,100,643
JM Smucker Co. (The)	91,350	12,381,579
Mead Johnson Nutrition Co.	6,152	486,069

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Nestlé SA, Registered Shares	435,116	$34,285,260
Total		104,188,961
Household Products 0.5%
Procter & Gamble Co. (The)	122,239	10,970,950
Personal Products 0.4%
Coty, Inc. Class A	347,439	8,164,817
Tobacco 3.9%
Altria Group, Inc.	210,574	13,314,594
Philip Morris International, Inc.	722,524	70,243,783
Total		83,558,377
TOTAL CONSUMER STAPLES		264,756,104
ENERGY 5.4%
Energy Equipment & Services 1.3%
National Oilwell Varco, Inc.	145,278	5,337,514
Schlumberger Ltd.	301,029	23,672,921
Total		29,010,435
Oil, Gas & Consumable Fuels 4.1%
Chevron Corp.	210,516	21,666,307
EOG Resources, Inc.	229,429	22,188,079
Exxon Mobil Corp.	275,441	24,040,490
Occidental Petroleum Corp.	270,608	19,732,735
Total		87,627,611
TOTAL ENERGY		116,638,046
FINANCIALS 27.0%
Banks 11.6%
BB&T Corp.	113,796	4,292,385
Citigroup, Inc.	622,003	29,377,202
JPMorgan Chase & Co.	1,424,626	94,865,845
PNC Financial Services Group, Inc. (The)	227,323	20,479,529
U.S. Bancorp	933,273	40,028,079
Wells Fargo & Co.	1,376,474	60,950,269
Total		249,993,309
Capital Markets 6.9%
Bank of New York Mellon Corp. (The)	536,582	21,398,890
BlackRock, Inc.	55,719	20,195,909
Franklin Resources, Inc.	498,572	17,734,206
Goldman Sachs Group, Inc. (The)	229,211	36,964,858
Moody’s Corp.	98,190	10,632,013

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
Nasdaq, Inc.	316,633	$21,385,393
S&P Global, Inc.	39,606	5,012,535
State Street Corp.	231,716	16,134,385
Total		149,458,189
Consumer Finance 0.8%
American Express Co.	280,761	17,979,934
Insurance 7.7%
Aon PLC	302,619	34,041,611
Chubb Ltd.	323,890	40,696,779
MetLife, Inc.	697,017	30,968,465
Prudential Financial, Inc.	220,576	18,010,031
Travelers Companies, Inc. (The)	374,320	42,878,356
Total		166,595,242
TOTAL FINANCIALS		584,026,674
HEALTH CARE 16.2%
Health Care Equipment & Supplies 5.4%
Abbott Laboratories	611,825	25,874,079
Danaher Corp.	304,878	23,899,387
Medtronic PLC	569,701	49,222,167
St. Jude Medical, Inc.	212,315	16,934,244
Total		115,929,877
Health Care Providers & Services 1.6%
CIGNA Corp.	83,204	10,843,145
Express Scripts Holding Co. (a)	181,772	12,820,379
McKesson Corp.	71,810	11,974,318
Total		35,637,842
Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc.	172,890	27,499,883
Pharmaceuticals 7.9%
Johnson & Johnson	654,598	77,327,662
Merck & Co., Inc.	537,009	33,514,731
Novartis AG, Registered Shares	69,477	5,463,760
Pfizer, Inc.	1,497,871	50,732,891
Roche Holding AG, Genusschein Shares	19,929	4,943,787
Total		171,982,831
TOTAL HEALTH CARE		351,050,433

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 14.7%
Aerospace & Defense 3.9%
Lockheed Martin Corp.	114,978	$27,562,526
Northrop Grumman Corp.	97,086	20,771,550
Rockwell Collins, Inc.	77,348	6,523,530
United Technologies Corp.	292,088	29,676,141
Total		84,533,747
Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	276,579	30,246,679
Electrical Equipment 1.0%
Eaton Corp. PLC	324,091	21,296,020
Industrial Conglomerates 4.0%
3M Co.	253,952	44,753,961
Honeywell International, Inc.	353,270	41,187,749
Total		85,941,710
Machinery 2.9%
Caterpillar, Inc.	60,044	5,330,106
Deere & Co.	67,053	5,722,973
Illinois Tool Works, Inc.	166,370	19,937,781
Ingersoll-Rand PLC	160,171	10,882,018
Pentair PLC	158,952	10,211,076
Stanley Black & Decker, Inc.	97,770	12,023,755
Total		64,107,709
Professional Services 0.2%
Equifax, Inc.	37,645	5,066,264
Road & Rail 1.3%
Canadian National Railway Co.	177,406	11,602,353
Union Pacific Corp.	162,774	15,875,348
Total		27,477,701
TOTAL INDUSTRIALS		318,669,830
INFORMATION TECHNOLOGY 7.8%
IT Services 5.4%
Accenture PLC, Class A	497,185	60,741,092
Amdocs Ltd.	75,597	4,373,286
Cognizant Technology Solutions Corp., Class A (a)	148,525	7,086,128
Fidelity National Information Services, Inc.	264,187	20,350,325
Fiserv, Inc. (a)	95,007	9,450,346

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
International Business Machines Corp.	95,932	$15,238,798
Total		117,239,975
Semiconductors & Semiconductor Equipment 1.8%
Analog Devices, Inc.	75,758	4,882,603
Texas Instruments, Inc.	475,960	33,402,873
Total		38,285,476
Software 0.6%
Oracle Corp.	351,007	13,787,555
TOTAL INFORMATION TECHNOLOGY		169,313,006
MATERIALS 3.6%
Chemicals 3.1%
EI du Pont de Nemours & Co.	254,554	17,047,482
Monsanto Co.	81,385	8,317,547
PPG Industries, Inc.	401,859	41,536,146
Total		66,901,175
Containers & Packaging 0.5%
Crown Holdings, Inc. (a)	199,271	11,376,381
TOTAL MATERIALS		78,277,556

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.5%
Verizon Communications, Inc.	623,808	$32,425,540
Wireless Telecommunication Services 0.2%
Vodafone Group PLC	1,497,216	4,303,315
TOTAL TELECOMMUNICATION SERVICES		36,728,855
UTILITIES 1.1%
Electric Utilities 1.1%
Duke Energy Corp.	224,029	17,931,281
Xcel Energy, Inc.	114,671	4,717,565
Total		22,648,846
TOTAL UTILITIES		22,648,846
Total Common Stocks (Cost: $1,610,412,659)		$2,136,002,113

	Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.382% (b)(c)	14,879,934	$14,879,934
Total Money Market Funds (Cost: $14,879,934)		$14,879,934
Total Investments (Cost: $1,625,292,593)		$2,150,882,047(d)
Other Assets & Liabilities, Net		10,579,040
Net Assets		$2,161,461,087

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	11,301,363	287,834,239	(284,255,668)	14,879,934	62,898	14,879,934

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	193,892,763	—	—	193,892,763
Consumer Staples	193,495,935	71,260,169	—	264,756,104
Energy	116,638,046	—	—	116,638,046
Financials	584,026,674	—	—	584,026,674
Health Care	340,642,886	10,407,547	—	351,050,433
Industrials	318,669,830	—	—	318,669,830
Information Technology	169,313,006	—	—	169,313,006
Materials	78,277,556	—	—	78,277,556
Telecommunication Services	32,425,540	4,303,315	—	36,728,855
Utilities	22,648,846	—	—	22,648,846
Total Common Stocks	2,050,031,082	85,971,031	—	2,136,002,113
Investments measured at net asset value
Money Market Funds	—	—	—	14,879,934
Total Investments	2,050,031,082	85,971,031	—	2,150,882,047

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio — Moderate Portfolio

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 50.7%
Global Real Estate 1.1%
Variable Portfolio — CenterSquare Real Estate Fund, Class 1 Shares (a)	23,363,050	$207,697,512
International 15.3%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1 Shares (a)	14,600,091	226,885,421
Columbia Variable Portfolio — Select International Equity Fund, Class 1 Shares (a)	24,453,225	314,957,535
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1 Shares (a)	6,184,390	32,962,800
Variable Portfolio — DFA International Value Fund, Class 1 Shares (a)	67,559,862	603,309,568
Variable Portfolio — Lazard International Equity Advantage Fund, Class 1 Shares (a)	48,424,016	476,492,318
Variable Portfolio — Oppenheimer International Growth Fund, Class 1 Shares (a)	61,844,450	698,223,841
Variable Portfolio — Pyramis® International Equity Fund, Class 1 Shares (a)	67,126,610	682,006,354
Total		3,034,837,837
U.S. Large Cap 30.2%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1 Shares (a)(b)	44,186,008	786,069,092
Columbia Variable Portfolio — Disciplined Core Fund, Class 1 Shares (a)(b)	21,905,060	826,696,951
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1 Shares (a)(b)	25,503,967	337,672,519
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1 Shares (a)(b)	7,809,876	146,044,676
Variable Portfolio — Loomis Sayles Growth Fund, Class 1 Shares (a)(b)	34,710,748	798,347,199
Variable Portfolio — MFS Value Fund, Class 1 Shares (a)(b)	47,418,302	963,539,893
Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1 Shares (a)(b)	26,790,711	443,654,174
Variable Portfolio — Morgan Stanley Advantage Fund, Class 1 Shares (a)(b)	22,510,506	476,547,417
Variable Portfolio — NFJ Dividend Value Fund, Class 1 Shares (a)(b)	46,426,761	854,252,411

	Shares	Value

Equity Funds (continued)
U.S. Large Cap (continued)
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1 Shares (a)(b)	16,808,503	$353,146,645
Total		5,985,970,977
U.S. Mid Cap 0.9%
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1 Shares (a)(b)	4,886,022	92,394,676
Variable Portfolio — Victory Sycamore Established Value Fund, Class 1 Shares (a)(b)	3,715,417	80,067,221
Total		172,461,897
U.S. Small Cap 3.2%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1 Shares (a)(b)	18,360,333	350,131,545
Variable Portfolio — Partners Small Cap Growth Fund, Class 1 Shares (a)(b)	7,302,817	132,838,253
Variable Portfolio — Partners Small Cap Value Fund, Class 1 Shares (a)(b)	6,663,650	154,796,583
Total		637,766,381
Total Equity Funds (Cost: $7,856,151,315)		$10,038,734,604

Fixed-Income Funds 44.8%
Emerging Markets 0.3%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1 Shares (a)	6,024,350	60,002,526
Floating Rate 0.3%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1 Shares (a)	7,365,455	55,609,189
High Yield 0.2%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1 Shares (a)	6,637,840	49,916,554
Investment Grade 43.7%
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1 Shares (a)	183,430,445	1,944,362,714
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1 Shares (a)	34,102,360	323,290,369

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Columbia Variable Portfolio — Long Government/Credit Bond Fund, Class 1 Shares (a)	72,355,933	$777,826,283
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1 Shares (a)	48,092,668	503,530,235
Variable Portfolio — American Century Diversified Bond Fund, Class 1 Shares (a)	162,845,135	1,832,007,773
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1 Shares (a)	117,582,603	1,308,694,367
Variable Portfolio — TCW Core Plus Bond Fund, Class 1 Shares (a)	125,390,353	1,350,454,105
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1 Shares (a)	60,969,847	618,234,250
Total		8,658,400,096
Multisector 0.3%
Columbia Variable Portfolio — Strategic Income Fund, Class 1 Shares (a)	12,571,578	51,040,606
Total Fixed-Income Funds (Cost: $8,636,119,707)		$8,874,968,971

	Shares	Value

Alternative Investment Funds 2.5%
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1 Shares (a)(b)	32,957,281	$203,016,851
Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1 Shares (a)(b)	15,996,580	151,327,651
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1 Shares (a)	17,542,801	148,938,377
Total Alternative Investment Funds (Cost: $546,855,571)		$503,282,879

Money Market Funds 1.9%
Columbia Short-Term Cash Fund, 0.382% (a)(c)	378,111,756	378,111,756
Columbia Variable Portfolio — Government Money Market Fund, Class 1 Shares, 0.010% (a)(c)	17,040	17,040
Total Money Market Funds (Cost: $378,128,796)		$378,128,796
Total Investments (Cost: $17,417,255,389)		$19,795,115,250(d)
Other Assets & Liabilities, Net		17,894,996
Net Assets		$19,813,010,246

At September 30, 2016, cash totaling $23,611,485 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

	Number of	Trading	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Contracts	Currency	Value ($)	Date	Appreciation ($)	(Depreciation) ($)
Russell 2000 Mini	725	USD	90,501,750	12/2016	2,760,431	—
TOPIX Index	1,593	JPY	207,833,835	12/2016	—	(451,262)
U.S. Long Bond	500	USD	84,078,125	12/2016	—	(1,321,338)
U.S. Ultra Bond	450	USD	82,743,750	12/2016	—	(1,329,806)
Total			465,157,460		2,760,431	(3,102,406)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 E-mini	(1,424)	USD	(153,820,480)	12/2016	—	(1,749,869)
U.S. Treasury 2-Year Note	(450)	USD	(98,310,938)	12/2016	—	(35,280)
Total			(252,131,418)		—	(1,785,149)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	382,103,042	464,876,553	(468,867,839)	—	378,111,756	—	1,182,874	378,111,756
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares	40,682,259	174,400,251	—	—	215,082,510	—	—	203,016,851
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	583,401,567	5,626	(87,112,659)	36,942,152	533,236,686	—	—	786,069,092
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	821,821,261	—	(87,112,659)	21,903,468	756,612,070	—	—	826,696,951
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares	157,761,226	—	—	—	157,761,226	—	—	151,327,651
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares	58,706,837	984,950	—	—	59,691,787	—	984,949	60,002,526
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares	555,393,896	577,071	(310,144,001)	(20,470,507)	225,356,459	—	568,068	226,885,421
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares	17,040	—	—	—	17,040	—	—	17,040
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	46,410,835	7,393,863	—	—	53,804,698	2,175,720	5,214,767	49,916,554
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	2,040,030,620	36,947,057	(176,400,853)	(10,438,538)	1,890,138,286	1,213,387	35,733,670	1,944,362,714
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	342,731,868	4,501	(129,492,378)	42,056,883	255,300,874	—	—	337,672,519
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	422,540,586	13,685,303	(76,424,073)	(8,482,169)	351,319,647	—	13,685,303	323,290,369
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	790,031,192	14,968,458	(110,336,412)	6,993,813	701,657,051	—	14,968,458	777,826,283
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares	—	314,130,543	—	—	314,130,543	—	3,986,543	314,957,535
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	117,188,558	6,752	(61,557,097)	25,768,290	81,406,503	—	—	146,044,676
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares	72,014,519	8,341,027	—	—	80,355,546	2,824,569	5,513,082	51,040,606
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	343,338,751	5,627	—	—	343,344,378	—	—	350,131,545
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	575,678,617	19,281,414	(97,558,632)	600,126	498,001,525	3,977,395	15,304,018	503,530,235
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	1,887,309,662	35,189,566	(180,821,857)	14,769,581	1,756,446,952	1,067,845	34,121,720	1,832,007,773
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares	165,718,844	8,292,991	—	—	174,011,835	—	8,292,990	148,938,377
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares	118,944,508	108,950,905	—	—	227,895,413	6,248,854	1,920,050	207,697,512

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares	35,964,996	17,873,146	—	—	53,838,142	17,366,640	506,506	32,962,800
Variable Portfolio – DFA International Value Fund, Class 1 Shares	690,821,216	16,315,333	(31,337,918)	(1,689,752)	674,108,879	2,610,519	13,696,937	603,309,568
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares	62,743,861	5,234,830	—	—	67,978,691	—	5,234,831	55,609,189
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares	1,300,012,933	29,698,475	(89,444,468)	7,578,080	1,247,845,020	2,165,001	27,533,474	1,308,694,367
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	61,770,028	—	(12,777,781)	5,986,262	54,978,509	—	—	92,394,676
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	477,357,796	9,754,569	—	—	487,112,365	—	9,745,566	476,492,318
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	547,536,958	9,003	(108,004,605)	60,476,071	500,017,427	—	—	798,347,199
Variable Portfolio – MFS Value Fund, Class 1 Shares	454,137,964	110,324,003	(63,888,906)	32,998,571	533,571,632	—	—	963,539,893
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	306,970,867	5,627	(89,201,854)	41,093,935	258,868,575	—	—	443,654,174
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	264,653,112	—	(63,888,906)	31,615,142	232,379,348	—	—	476,547,417
Variable Portfolio – NFJ Dividend Value Fund, Class 1 Shares	493,703,436	6,752	—	—	493,710,188	—	—	854,252,411
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares	282,638,625	—	(163,086,378)	82,671,897	202,224,144	—	—	353,146,645
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	665,058,731	16,141,486	—	—	681,200,217	7,085,286	9,048,323	698,223,841
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	114,584,204	5,627	(33,594,000)	15,553,465	96,549,296	—	—	132,838,253
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	113,921,839	—	(33,593,999)	15,208,057	95,535,897	—	—	154,796,583
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	703,486,405	14,932,507	—	—	718,418,912	—	14,923,504	682,006,354
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	1,365,935,152	21,878,300	(89,444,468)	4,416,510	1,302,785,494	5,607,500	16,270,800	1,350,454,105
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	42,255,806	—	(12,777,781)	6,876,833	36,354,858	—	—	80,067,221
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	691,271,357	8,501,652	(74,334,879)	656,880	626,095,010	2,528,363	5,971,038	618,234,250
Total	18,196,650,974	1,458,723,768	(2,651,204,403)	413,085,050	17,417,255,389	54,871,079	244,407,471	19,795,115,250

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies.  Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at net asset value
Equity Funds	—	—	—	10,038,734,604
Fixed-Income Funds	—	—	—	8,874,968,971
Alternative Investment Funds	—	—	—	503,282,879
Money Market Funds	—	—	—	378,128,796
Total Investments	—	—	—	19,795,115,250
Derivatives
Assets
Futures Contracts	2,760,431	—	—	2,760,431
Liabilities
Futures Contracts	(4,887,555)	—	—	(4,887,555)
Total	(2,127,124)	—	—	19,792,988,126

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Moderately Aggressive Portfolio

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 65.3%
Global Real Estate 1.3%
Variable Portfolio — CenterSquare Real Estate Fund, Class 1 Shares (a)	14,310,760	$127,222,651
International 20.4%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1 Shares (a)	9,541,996	148,282,621
Columbia Variable Portfolio — Select International Equity Fund, Class 1 Shares (a)	15,982,461	205,854,094
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1 Shares (a)	4,015,803	21,404,231
Variable Portfolio — DFA International Value Fund, Class 1 Shares (a)	40,978,642	365,939,274
Variable Portfolio — Lazard International Equity Advantage Fund, Class 1 Shares (a)	30,219,739	297,362,231
Variable Portfolio — Oppenheimer International Growth Fund, Class 1 Shares (a)	40,964,841	462,493,053
Variable Portfolio — Pyramis® International Equity Fund, Class 1 Shares (a)	45,134,852	458,570,101
Total		1,959,905,605

U.S. Large Cap 38.6%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1 Shares (a)(b)	31,702,438	563,986,371
Columbia Variable Portfolio — Disciplined Core Fund, Class 1 Shares (a)(b)	13,470,816	508,388,606
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1 Shares (a)(b)	13,835,021	183,175,673
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1 Shares (a)(b)	4,266,155	79,777,104
Variable Portfolio — Loomis Sayles Growth Fund, Class 1 Shares (a)(b)	20,244,139	465,615,199
Variable Portfolio — MFS Value Fund, Class 1 Shares (a)(b)	27,284,390	554,418,809
Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1 Shares (a)(b)	19,442,807	321,972,890
Variable Portfolio — Morgan Stanley Advantage Fund, Class 1 Shares (a)(b)	9,447,434	200,002,171
Variable Portfolio — NFJ Dividend Value Fund, Class 1 Shares (a)(b)	30,542,767	561,986,904

	Shares	Value

Equity Funds (continued)
U.S. Large Cap (continued)
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1 Shares (a)(b)	12,739,005	$267,646,488
Total		3,706,970,215
U.S. Mid Cap 1.4%
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1 Shares (a)(b)	3,733,473	70,599,971
Variable Portfolio — Victory Sycamore Established Value Fund, Class 1 Shares (a)(b)	3,069,266	66,142,687
Total		136,742,658
U.S. Small Cap 3.6%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1 Shares (a)(b)	8,706,378	166,030,632
Variable Portfolio — Partners Small Cap Growth Fund, Class 1 Shares (a)(b)	4,613,209	83,914,276
Variable Portfolio — Partners Small Cap Value Fund, Class 1 Shares (a)(b)	4,250,296	98,734,373
Total		348,679,281
Total Equity Funds (Cost: $4,877,246,926)		$6,279,520,410

Fixed-Income Funds 29.0%
Emerging Markets 0.2%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1 Shares (a)	2,080,204	20,718,830
Floating Rate 0.2%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1 Shares (a)	2,625,115	19,819,615
High Yield 0.2%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1 Shares (a)	2,229,224	16,763,766
Investment Grade 28.3%
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1 Shares (a)	68,708,171	728,306,608
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1 Shares (a)	14,293,610	135,503,422

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Columbia Variable Portfolio — Long Government/Credit Bond Fund, Class 1 Shares (a)	15,919,324	$171,132,731
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1 Shares (a)	12,461,303	130,469,847
Variable Portfolio — American Century Diversified Bond Fund, Class 1 Shares (a)	57,288,872	644,499,808
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1 Shares (a)	46,928,974	522,319,482
Variable Portfolio — TCW Core Plus Bond Fund, Class 1 Shares (a)	34,383,374	370,308,937
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1 Shares (a)	2,143,757	21,737,697
Total		2,724,278,532
Multisector 0.1%
Columbia Variable Portfolio — Strategic Income Fund, Class 1 Shares (a)	2,802,527	11,378,261
Total Fixed-Income Funds (Cost: $2,743,272,022)		$2,792,959,004

	Shares	Value

Alternative Investment Funds 2.9%
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1 Shares (a)(b)	24,253,256	$149,400,057
Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1 Shares (a)(b)	6,147,788	58,158,077
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1 Shares (a)	8,896,831	75,534,092
Total Alternative Investment Funds (Cost: $303,598,941)		$283,092,226

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.382% (a)(c)	250,709,487	250,709,487
Columbia Variable Portfolio — Government Money Market Fund, Class 1 Shares, 0.010% (a)(c)	997	997
Total Money Market Funds (Cost: $250,710,484)		$250,710,484
Total Investments (Cost: $8,174,828,373)		$9,606,282,124(d)
Other Assets & Liabilities, Net		15,030,310
Net Assets		$9,621,312,434

At September 30, 2016, cash totaling $17,427,338 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Russell 2000 Mini	909	USD	113,470,470	12/2016	3,461,008	—
TOPIX Index	922	JPY	120,290,518	12/2016	—	(261,182)
U.S. Long Bond	200	USD	33,631,250	12/2016	—	(528,535)
U.S. Ultra Bond	288	USD	52,956,000	12/2016	—	(851,076)
Total			320,348,238		3,461,008	(1,640,793)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
EURO STOXX 50	(1,518)	EUR	(51,055,016)	12/2016	153,641	—
U.S. Treasury 2-Year Note	(114)	USD	(24,905,438)	12/2016	—	(25,143)
Total			(75,960,454)		153,641	(25,143)

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	192,941,575	274,956,391	(217,188,479)	—	250,709,487	—	713,411	250,709,487
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares	20,078,353	134,560,000	—	—	154,638,353	—	—	149,400,057
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	420,796,329	—	(65,002,591)	28,244,884	384,038,622	—	—	563,986,371
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	492,780,910	—	(55,743,096)	13,999,437	451,037,251	—	—	508,388,606
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares	61,058,639	—	—	—	61,058,639	—	—	58,158,077
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares	20,591,073	340,104	—	—	20,931,177	—	340,102	20,718,830
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares	369,496,286	371,283	(202,708,000)	(14,511,988)	152,647,581	—	371,284	148,282,621
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares	997	—	—	—	997	—	—	997
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	16,068,898	2,481,990	—	—	18,550,888	730,685	1,751,305	16,763,766
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	818,746,999	14,611,071	(121,448,826)	(5,840,111)	706,069,133	479,846	14,131,225	728,306,608
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	191,864,056	—	(65,002,591)	21,688,563	148,550,028	—	—	183,175,673
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	145,139,837	5,360,367	(3,086,498)	(426,877)	146,986,829	—	5,360,367	135,503,422
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	215,367,138	3,631,720	(61,885,073)	2,779,360	159,893,145	—	3,631,720	171,132,731
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares	—	205,313,577	—	—	205,313,577	—	2,605,577	205,854,094
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	73,915,791	—	(46,452,580)	19,260,129	46,723,340	—	—	79,777,104
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares	12,593,152	1,858,676	—	—	14,451,828	629,669	1,229,007	11,378,261
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	224,486,702	—	(46,452,580)	(7,259,147)	170,774,975	—	—	166,030,632
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	177,695,723	5,354,020	(54,168,826)	212,968	129,093,885	1,104,434	4,249,586	130,469,847
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	732,893,754	13,236,175	(121,448,826)	5,594,244	630,275,347	401,658	12,834,518	644,499,808
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares	83,696,159	4,205,790	—	—	87,901,949	—	4,205,790	75,534,092

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares	63,893,115	76,658,655	—	—	140,551,770	3,240,091	995,565	127,222,651
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares	101,549,286	12,087,412	(72,000,000)	(7,466,051)	34,170,647	11,276,942	810,470	21,404,231
Variable Portfolio – DFA International Value Fund, Class 1 Shares	413,669,888	9,977,421	(23,148,738)	(291,820)	400,206,751	1,600,660	8,376,761	365,939,274
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares	22,356,396	1,865,741	—	—	24,222,137	—	1,865,741	19,819,615
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares	555,243,416	12,099,645	(54,168,826)	(109,750)	513,064,485	882,057	11,217,588	522,319,482
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	41,669,307	—	—	—	41,669,307	—	—	70,599,971
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	304,578,445	6,081,893	—	—	310,660,338	—	6,081,892	297,362,231
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	286,807,779	—	(78,891,834)	44,353,197	252,269,142	—	—	465,615,199
Variable Portfolio – MFS Value Fund, Class 1 Shares	298,717,041	—	(46,452,580)	24,311,611	276,576,072	—	—	554,418,809
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	222,607,639	—	(65,002,590)	30,062,757	187,667,806	—	—	321,972,890
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	151,698,446	—	(92,905,160)	46,549,370	105,342,656	—	—	200,002,171
Variable Portfolio – NFJ Dividend Value Fund, Class 1 Shares	334,275,631	—	—	—	334,275,631	—	—	561,986,904
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares	222,066,637	—	(132,478,652)	61,622,524	151,210,509	—	—	267,646,488
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	431,759,553	10,686,675	—	—	442,446,228	4,693,188	5,993,487	462,493,053
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	73,675,795	—	(24,141,000)	11,176,883	60,711,678	—	—	83,914,276
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	77,164,209	—	(24,141,000)	10,941,261	63,964,470	—	—	98,734,373
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	470,711,697	10,034,369	—	—	480,746,066	—	10,034,369	458,570,101
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	403,378,669	6,225,332	(54,168,826)	2,631,148	358,066,323	1,595,579	4,629,753	370,308,937
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	35,692,481	—	—	—	35,692,481	—	—	66,142,687
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	75,023,238	562,689	(54,168,826)	249,744	21,666,845	167,386	395,303	21,737,697
Total	8,856,751,039	812,560,996	(1,782,255,998)	287,772,336	8,174,828,373	26,802,195	101,824,821	9,606,282,124

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
EUR	Euro
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies.  Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at net asset value
Equity Funds	—	—	—	6,279,520,410
Fixed-Income Funds	—	—	—	2,792,959,004
Alternative Investment Funds	—	—	—	283,092,226
Money Market Funds	—	—	—	250,710,484
Total Investments	—	—	—	9,606,282,124
Derivatives
Assets
Futures Contracts	3,614,649	—	—	3,614,649
Liabilities
Futures Contracts	(1,665,936)	—	—	(1,665,936)
Total	1,948,713	—	—	9,608,230,837

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Moderately Conservative Portfolio

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 34.5%

Global Real Estate 0.7%

Variable Portfolio — CenterSquare Real Estate Fund, Class 1 Shares (a)	3,076,499	$27,350,075

International 10.9%

Columbia Variable Portfolio — Emerging Markets Fund, Class 1 Shares (a)	1,565,677	24,330,627
Columbia Variable Portfolio — Select International Equity Fund, Class 1 Shares (a)	2,530,916	32,598,202
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1 Shares (a)	869,809	4,636,080
Variable Portfolio — DFA International Value Fund, Class 1 Shares (a)	9,753,556	87,099,254
Variable Portfolio — Lazard International Equity Advantage Fund, Class 1 Shares (a)	8,756,779	86,166,705
Variable Portfolio — Oppenheimer International Growth Fund, Class 1 Shares (a)	8,847,531	99,888,624
Variable Portfolio — Pyramis® International Equity Fund, Class 1 Shares (a)	9,866,361	100,242,223
Total		434,961,715

U.S. Large Cap 19.9%

Columbia Variable Portfolio — Contrarian Core Fund, Class 1 Shares (a)(b)	4,611,364	82,036,172
Columbia Variable Portfolio — Disciplined Core Fund, Class 1 Shares (a)(b)	3,281,518	123,844,486
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1 Shares (a)(b)	1,590,983	34,253,854
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1 Shares (a)(b)	3,860,219	51,109,299
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1 Shares (a)(b)	183,983	3,440,488
Variable Portfolio — Loomis Sayles Growth Fund, Class 1 Shares (a)(b)	4,303,692	98,984,904
Variable Portfolio — MFS Value Fund, Class 1 Shares (a)(b)	6,456,544	131,196,982
Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1 Shares (a)(b)	5,012,942	83,014,324
Variable Portfolio — Morgan Stanley Advantage Fund, Class 1 Shares (a)(b)	1,933,789	40,938,317

	Shares	Value

Equity Funds (continued)

U.S. Large Cap (continued)

Variable Portfolio — NFJ Dividend Value Fund, Class 1 Shares (a)(b)	5,168,422	$95,098,959
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1 Shares (a)(b)	2,419,642	50,836,670
Total		794,754,455

U.S. Mid Cap 0.8%

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1 Shares (a)(b)	854,712	16,162,609
Variable Portfolio — Victory Sycamore Established Value Fund, Class 1 Shares (a)(b)	650,707	14,022,728
Total		30,185,337

U.S. Small Cap 2.2%

Columbia Variable Portfolio — U.S. Equities Fund, Class 1 Shares (a)(b)	2,287,841	43,629,125
Variable Portfolio — Partners Small Cap Growth Fund, Class 1 Shares (a)(b)	1,160,120	21,102,593
Variable Portfolio — Partners Small Cap Value Fund, Class 1 Shares (a)(b)	1,004,862	23,342,943
Total		88,074,661
Total Equity Funds (Cost: $1,142,855,015)		$1,375,326,243

Fixed-Income Funds 60.6%

Emerging Markets 0.3%

Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1 Shares (a)	1,072,845	10,685,536

Floating Rate 0.3%

Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1 Shares (a)	1,512,714	11,420,992

High Yield 0.2%

Columbia Variable Portfolio — Income Opportunities Fund, Class 1 Shares (a)	1,272,848	9,571,816

Investment Grade 59.6%

Columbia Variable Portfolio — Intermediate Bond Fund, Class 1 Shares (a)	48,356,254	512,576,298
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1 Shares (a)	10,772,656	102,124,776

	Shares	Value

Fixed-Income Funds (continued)

Investment Grade (continued)

Columbia Variable Portfolio — Long Government/Credit Bond Fund, Class 1 Shares (a)	14,695,742	$157,979,226
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1 Shares (a)	13,088,484	137,036,423
Variable Portfolio — American Century Diversified Bond Fund, Class 1 Shares (a)	41,005,883	461,316,181
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1 Shares (a)	43,082,588	479,509,206
Variable Portfolio — TCW Core Plus Bond Fund, Class 1 Shares (a)	29,737,137	320,268,970
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1 Shares (a)	20,217,678	205,007,254
Total		2,375,818,334

Multisector 0.2%

Columbia Variable Portfolio — Strategic Income Fund, Class 1 Shares (a)	2,360,920	9,585,337
Total Fixed-Income Funds (Cost: $2,369,558,744)		$2,417,082,015

	Shares	Value

Alternative Investment Funds 2.2%

Columbia Variable Portfolio — Commodity Strategy Fund, Class 1 Shares (a)(b)	6,592,764	$40,611,425
Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1 Shares (a)(b)	2,380,967	22,523,953
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1 Shares (a)	2,978,527	25,287,694
Total Alternative Investment Funds (Cost: $93,083,311)		$88,423,072

Money Market Funds 2.6%

Columbia Short-Term Cash Fund, 0.382% (a)(c)	101,035,384	101,035,384
Columbia Variable Portfolio — Government Money Market Fund, Class 1 Shares, 0.010% (a)(c)	1,985,840	1,985,840
Total Money Market Funds (Cost: $103,021,224)		$103,021,224
Total Investments
(Cost: $3,708,518,294)		$3,983,852,554(d)
Other Assets & Liabilities, Net		2,522,867
Net Assets		$3,986,375,421

At September 30, 2016, cash totaling $3,789,480 was pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Russell 2000 Mini	119	USD	14,854,770	12/2016	453,092	—
TOPIX Index	238	JPY	31,051,132	12/2016	—	(67,420)
U.S. Long Bond	110	USD	18,497,188	12/2016	—	(290,694)
U.S. Ultra Bond	276	USD	50,749,500	12/2016	—	(815,615)
Total			115,152,590		453,092	(1,173,729)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 2-Year Note	(92)	USD	(20,099,125)	12/2016	—	(20,291)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	77,282,431	122,202,699	(98,449,746)	—	101,035,384	—	276,505	101,035,384
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares	63,796	40,010,000	—	—	40,073,796	—	—	40,611,425
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	73,419,614	1,014,402	(22,684,435)	8,771,076	60,520,657	—	—	82,036,172
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	134,796,364	1,014,401	(22,684,434)	4,194,936	117,321,267	—	—	123,844,486
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares	23,366,319	—	—	—	23,366,319	—	—	22,523,953
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares	24,897,696	—	—	—	24,897,696	—	—	34,253,854
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares	10,140,912	175,404	—	—	10,316,316	—	175,404	10,685,536
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares	58,354,260	870,318	(32,100,000)	(2,277,794)	24,846,784	—	58,797	24,330,627
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares	36,565,246	2,028,844	(36,608,250)	—	1,985,840	—	924	1,985,840
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	8,834,152	1,783,779	—	—	10,617,931	405,681	972,337	9,571,816
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	498,146,489	46,240,882	(42,689,435)	(3,261,904)	498,436,032	316,347	9,316,283	512,576,298
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	57,538,464	811,521	(21,273,873)	7,120,296	44,196,408	—	—	51,109,299
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	106,162,847	5,136,646	—	—	111,299,493	—	3,919,365	102,124,776
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	152,499,433	2,967,449	(13,669,184)	853,237	142,650,935	—	2,967,449	157,979,226
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares	—	32,512,608	—	—	32,512,608	—	412,608	32,598,202
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	12,181,872	405,761	(12,117,873)	2,330,267	2,800,027	—	—	3,440,488
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares	12,767,737	1,950,284	—	—	14,718,021	523,243	1,021,281	9,585,337
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	43,883,554	811,521	—	—	44,695,075	—	—	43,629,125
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	144,817,476	5,026,740	(13,669,184)	83,108	136,258,140	1,036,922	3,989,817	137,036,423
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	477,601,272	8,828,568	(44,240,746)	3,388,785	445,577,879	267,907	8,560,661	461,316,181
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares	28,235,160	1,408,036	—	—	29,643,196	—	1,408,036	25,287,694

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares	10,713,784	19,306,738	—	—	30,020,522	529,149	162,589	27,350,075
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares	5,131,717	2,513,783	—	—	7,645,500	2,442,545	71,238	4,636,080
Variable Portfolio – DFA International Value Fund, Class 1 Shares	96,789,667	3,956,921	(4,653,934)	145,645	96,238,299	372,983	1,960,895	87,099,254
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares	13,067,743	1,075,128	—	—	14,142,871	—	1,075,127	11,420,992
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares	467,413,348	10,726,420	(10,566,562)	828,861	468,402,067	781,950	9,944,470	479,509,206
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	13,688,285	811,521	—	—	14,499,806	—	—	16,162,609
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	84,043,370	2,967,363	—	—	87,010,733	—	1,750,081	86,166,705
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	81,105,224	811,521	(25,787,057)	12,840,200	68,969,888	—	—	98,984,904
Variable Portfolio – MFS Value Fund, Class 1 Shares	58,440,853	39,042,401	(21,133,122)	10,476,245	86,826,377	—	—	131,196,982
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	48,070,905	811,521	—	—	48,882,426	—	—	83,014,324
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	35,293,601	—	(21,133,123)	8,730,794	22,891,272	—	—	40,938,317
Variable Portfolio – NFJ Dividend Value Fund, Class 1 Shares	53,236,683	811,521	—	—	54,048,204	—	—	95,098,959
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares	39,334,173	811,521	(16,912,312)	8,010,495	31,243,877	—	—	50,836,670
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	95,676,780	3,509,222	—	—	99,186,002	1,005,555	1,286,385	99,888,624
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	19,042,498	405,760	(6,205,000)	2,038,166	15,281,424	—	—	21,102,593
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	17,706,580	608,642	(6,205,000)	2,657,753	14,767,975	—	—	23,342,943
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	99,624,415	3,392,832	—	—	103,017,247	—	2,175,551	100,242,223
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	355,634,652	5,178,543	(53,101,185)	2,167,921	309,879,931	1,327,282	3,851,261	320,268,970
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	10,534,941	—	—	—	10,534,941	—	—	14,022,728
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	204,564,294	2,694,834	—	—	207,259,128	801,647	1,893,187	205,007,254
Total	3,790,668,607	374,636,055	(525,884,455)	69,098,087	3,708,518,294	9,811,211	57,250,251	3,983,852,554

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies.  Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at net asset value
Equity Funds	—	—	—	1,375,326,243
Fixed-Income Funds	—	—	—	2,417,082,015
Alternative Investment Funds	—	—	—	88,423,072
Money Market Funds	—	—	—	103,021,224
Total Investments	—	—	—	3,983,852,554
Derivatives
Assets
Futures Contracts	453,092	—	—	453,092
Liabilities
Futures Contracts	(1,194,020)	—	—	(1,194,020)
Total	(740,928)	—	—	3,983,111,626

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Morgan Stanley Advantage Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%
CONSUMER DISCRETIONARY 29.9%
Hotels, Restaurants & Leisure 7.2%
Chipotle Mexican Grill, Inc. (a)	12,723	$5,388,191
Dunkin’ Brands Group, Inc.	586,103	30,524,244
Marriott International, Inc., Class A	396,528	26,698,230
Starbucks Corp.	300,084	16,246,548
Total		78,857,213
Internet & Direct Marketing Retail 9.3%
Amazon.com, Inc. (a)	121,264	101,535,560
Media 1.0%
Walt Disney Co. (The)	114,125	10,597,648
Multiline Retail 1.0%
Dollar Tree, Inc. (a)	135,174	10,669,284
Specialty Retail 6.6%
Home Depot, Inc. (The)	84,151	10,828,550
L Brands, Inc.	157,336	11,134,669
Tiffany & Co.	167,135	12,139,015
TJX Companies, Inc. (The)	498,291	37,262,201
Total		71,364,435
Textiles, Apparel & Luxury Goods 4.8%
Christian Dior SE	150,482	26,970,948
Michael Kors Holdings Ltd. (a)	319,909	14,968,542
Under Armour, Inc., Class A (a)	272,634	10,545,483
Total		52,484,973
TOTAL CONSUMER DISCRETIONARY		325,509,113
CONSUMER STAPLES 8.2%
Food Products 8.2%
Kraft Heinz Co. (The)	185,503	16,604,373
Mead Johnson Nutrition Co.	585,627	46,270,389
Nestle SA, ADR	334,461	26,425,764
Total		89,300,526
TOTAL CONSUMER STAPLES		89,300,526
ENERGY 1.0%
Oil, Gas & Consumable Fuels 1.0%
Phillips 66	134,991	10,873,525
TOTAL ENERGY		10,873,525

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 9.2%
Capital Markets 6.2%
MSCI, Inc.	192,632	$16,169,530
S&P Global, Inc.	410,594	51,964,776
Total		68,134,306
Diversified Financial Services 3.0%
Berkshire Hathaway, Inc., Class B (a)	224,091	32,374,427
TOTAL FINANCIALS		100,508,733
HEALTH CARE 6.1%
Health Care Equipment & Supplies 1.5%
Danaher Corp.	211,244	16,559,417
Pharmaceuticals 4.6%
Zoetis, Inc.	957,094	49,778,459
TOTAL HEALTH CARE		66,337,876
INDUSTRIALS 6.7%
Aerospace & Defense 3.9%
United Technologies Corp.	419,474	42,618,558
Machinery 0.3%
Fortive Corp.	57,665	2,935,149
Professional Services 2.5%
Verisk Analytics, Inc. (a)	339,001	27,554,001
TOTAL INDUSTRIALS		73,107,708
INFORMATION TECHNOLOGY 35.4%
Internet Software & Services 18.0%
Alphabet, Inc., Class C (a)	74,452	57,870,795
Facebook, Inc., Class A (a)	748,485	96,008,171
LinkedIn Corp., Class A (a)	55,875	10,678,830
Twitter, Inc. (a)	1,345,276	31,008,612
Total		195,566,408
IT Services 7.5%
MasterCard, Inc., Class A	480,698	48,920,636
Visa, Inc., Class A	396,363	32,779,220
Total		81,699,856

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 3.3%
Salesforce.com, Inc. (a)	506,816	$36,151,185
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.	634,257	71,702,754
TOTAL INFORMATION TECHNOLOGY		385,120,203
MATERIALS 1.5%
Chemicals 1.5%
Sherwin-Williams Co. (The)	57,422	15,886,371
TOTAL MATERIALS		15,886,371
Total Common Stocks (Cost: $946,043,938)		$1,066,644,055

	Shares	Value

Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.382% (b)(c)	23,508,766	$23,508,766
Total Money Market Funds (Cost: $23,508,766)		$23,508,766
Total Investments
(Cost: $969,552,704)		$1,090,152,821(d)
Other Assets & Liabilities, Net		(2,697,999)
Net Assets		$1,087,454,822

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	28,151,787	338,586,884	(343,229,905)	23,508,766	61,670	23,508,766

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	298,538,165	26,970,948	—	325,509,113
Consumer Staples	89,300,526	—	—	89,300,526
Energy	10,873,525	—	—	10,873,525
Financials	100,508,733	—	—	100,508,733
Health Care	66,337,876	—	—	66,337,876
Industrials	73,107,708	—	—	73,107,708
Information Technology	385,120,203	—	—	385,120,203
Materials	15,886,371	—	—	15,886,371
Total Common Stocks	1,039,673,107	26,970,948	—	1,066,644,055
Investments measured at net asset value
Money Market Funds	—	—	—	23,508,766
Total Investments	1,039,673,107	26,970,948	—	1,090,152,821

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.7%
CONSUMER DISCRETIONARY 22.0%
Hotels, Restaurants & Leisure 2.4%
Starbucks Corp.	484,490	$26,230,288
Internet & Direct Marketing Retail 8.6%
Amazon.com, Inc. (a)	64,355	53,885,085
Ctrip.com International Ltd., ADR (a)	241,000	11,223,370
Netflix, Inc. (a)	96,600	9,519,930
Priceline Group, Inc. (The) (a)	12,885	18,960,149
Total		93,588,534
Media 3.1%
Charter Communications, Inc., Class A (a)	40,017	10,803,389
Comcast Corp., Class A	173,200	11,490,088
Time Warner, Inc.	144,200	11,479,762
Total		33,773,239
Multiline Retail 1.2%
Dollar Tree, Inc. (a)	171,600	13,544,388
Specialty Retail 2.7%
Home Depot, Inc. (The)	138,050	17,764,274
O’Reilly Automotive, Inc. (a)	42,670	11,952,294
Total		29,716,568
Textiles, Apparel & Luxury Goods 4.0%
lululemon athletica, Inc. (a)	103,600	6,317,528
Nike, Inc., Class B	495,700	26,098,605
Under Armour, Inc., Class A (a)	170,300	6,587,204
Under Armour, Inc., Class C (a)	147,509	4,994,655
Total		43,997,992
TOTAL CONSUMER DISCRETIONARY		240,851,009
CONSUMER STAPLES 2.8%
Beverages 1.0%
PepsiCo, Inc.	102,000	11,094,540
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	54,950	8,380,424
CVS Health Corp.	126,030	11,215,410
Total		19,595,834
TOTAL CONSUMER STAPLES		30,690,374
ENERGY 2.4%
Oil, Gas & Consumable Fuels 2.4%
Diamondback Energy, Inc. (a)	118,150	11,406,201

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	77,500	$14,387,875
Total		25,794,076
TOTAL ENERGY		25,794,076
FINANCIALS 2.0%
Banks 0.9%
JPMorgan Chase & Co.	150,500	10,021,795
Capital Markets 1.1%
Moody’s Corp.	106,200	11,499,336
TOTAL FINANCIALS		21,521,131
HEALTH CARE 20.4%
Biotechnology 4.6%
Amgen, Inc.	67,800	11,309,718
Celgene Corp. (a)	236,480	24,719,254
Regeneron Pharmaceuticals, Inc. (a)	34,700	13,950,094
Total		49,979,066
Health Care Equipment & Supplies 5.7%
Boston Scientific Corp. (a)	463,600	11,033,680
Danaher Corp.	257,400	20,177,586
Intuitive Surgical, Inc. (a)	15,030	10,894,195
Stryker Corp.	40,250	4,685,503
Zimmer Biomet Holdings, Inc.	123,700	16,083,474
Total		62,874,438
Health Care Providers & Services 3.8%
Centene Corp. (a)	191,700	12,836,232
UnitedHealth Group, Inc.	203,650	28,511,000
Total		41,347,232
Life Sciences Tools & Services 2.3%
Quintiles IMS Holdings, Inc. (a)	139,450	11,303,817
Thermo Fisher Scientific, Inc.	85,800	13,647,348
Total		24,951,165
Pharmaceuticals 4.0%
Allergan PLC (a)	56,835	13,089,669
Bristol-Myers Squibb Co.	141,700	7,640,464
Zoetis, Inc.	442,850	23,032,628
Total		43,762,761
TOTAL HEALTH CARE		222,914,662

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 6.1%
Aerospace & Defense 1.4%
Raytheon Co.	110,900	$15,096,817
Industrial Conglomerates 1.8%
Honeywell International, Inc.	167,150	19,488,019
Machinery 0.7%
Fortive Corp.	150,150	7,642,635
Professional Services 1.2%
Nielsen Holdings PLC	236,400	12,663,948
Road & Rail 1.0%
Kansas City Southern	122,400	11,422,368
TOTAL INDUSTRIALS		66,313,787
INFORMATION TECHNOLOGY 38.2%
Internet Software & Services 10.4%
Alibaba Group Holding Ltd., ADR (a)	131,700	13,932,543
Alphabet, Inc., Class A (a)	33,895	27,253,614
Alphabet, Inc., Class C (a)	30,236	23,502,140
CoStar Group, Inc. (a)	48,715	10,548,259
Facebook, Inc., Class A (a)	296,300	38,006,401
Total		113,242,957
IT Services 10.9%
Fidelity National Information Services, Inc.	201,000	15,483,030
FleetCor Technologies, Inc. (a)	109,350	18,997,375
MasterCard, Inc., Class A	209,700	21,341,169
PayPal Holdings, Inc. (a)	457,200	18,731,484
Visa, Inc., Class A	545,900	45,145,930
Total		119,698,988
Semiconductors & Semiconductor Equipment 4.7%
Applied Materials, Inc.	305,000	9,195,750
Broadcom Ltd.	117,500	20,271,100
Micron Technology, Inc. (a)	513,100	9,122,918
NXP Semiconductors NV (a)	128,400	13,098,084
Total		51,687,852

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 8.9%
Activision Blizzard, Inc.	249,700	$11,061,710
Adobe Systems, Inc. (a)	155,100	16,834,554
Microsoft Corp.	349,100	20,108,160
Mobileye NV (a)	237,300	10,101,861
Salesforce.com, Inc. (a)	218,460	15,582,752
ServiceNow, Inc. (a)	166,700	13,194,305
Splunk, Inc. (a)	171,300	10,051,884
Total		96,935,226
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	316,160	35,741,888
TOTAL INFORMATION TECHNOLOGY		417,306,911
MATERIALS 3.2%
Chemicals 3.2%
Ecolab, Inc.	85,850	10,449,662
PPG Industries, Inc.	118,500	12,248,160
Sherwin-Williams Co. (The)	44,575	12,332,120
Total		35,029,942
TOTAL MATERIALS		35,029,942
REAL ESTATE 2.6%
Equity Real Estate Investment Trusts (REITs) 2.6%
American Tower Corp.	153,400	17,384,822
Crown Castle International Corp.	112,200	10,570,362
Total		27,955,184
TOTAL REAL ESTATE		27,955,184
Total Common Stocks (Cost: $913,407,441)		$1,088,377,076

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.382% (b)(c)	4,798,185	$4,798,185
Total Money Market Funds (Cost: $4,798,185)		$4,798,185
Total Investments
(Cost: $918,205,626)		$1,093,175,261(d)
Other Assets & Liabilities, Net		(1,201,066)
Net Assets		$1,091,974,195

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	16,947,288	250,017,755	(262,166,858)	4,798,185	24,645	4,798,185

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	240,851,009	—	—	240,851,009
Consumer Staples	30,690,374	—	—	30,690,374
Energy	25,794,076	—	—	25,794,076
Financials	21,521,131	—	—	21,521,131
Health Care	222,914,662	—	—	222,914,662
Industrials	66,313,787	—	—	66,313,787
Information Technology	417,306,911	—	—	417,306,911
Materials	35,029,942	—	—	35,029,942
Real Estate	27,955,184	—	—	27,955,184
Total Common Stocks	1,088,377,076	—	—	1,088,377,076
Investments measured at net asset value
Money Market Funds	—	—	—	4,798,185
Total Investments	1,088,377,076	—	—	1,093,175,261

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Oppenheimer International Growth Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%
AUSTRALIA 4.5%
CSL Ltd.	346,356	$28,481,048
James Hardie Industries PLC	1,949,027	30,514,687
Leighton Holdings Ltd.	632,687	14,012,429
Sonic Healthcare Ltd.	1,043,000	17,662,240
Telstra Corp., Ltd.	4,247,098	16,933,666
Total		107,604,070
BELGIUM 0.7%
Anheuser-Busch InBev SA/NV	129,846	17,007,559
BRAZIL 0.3%
Embraer SA	1,515,000	6,559,107
CANADA 6.1%
Alimentation Couche-Tard, Inc., Class B	502,627	24,358,417
CCL Industries, Inc.	127,674	24,583,047
Dollarama, Inc.	598,300	46,712,046
Hudson’s Bay Co.	1,524,978	19,597,644
Saputo, Inc.	897,507	31,188,189
Total		146,439,343
DENMARK 3.9%
Coloplast A/S, Class B	295,795	22,939,186
Novo Nordisk A/S, Class B	544,469	22,623,571
Novozymes A/S, Class B	526,388	23,150,938
Pandora A/S	59,405	7,179,258
William Demant Holding A/S (a)	882,360	18,012,237
Total		93,905,190
FINLAND 1.1%
Nokia OYJ	4,433,095	25,696,359
FRANCE 14.7%
Airbus Group SE	448,320	27,114,900
Danone SA	233,250	17,306,503
Dassault Systemes	313,681	27,213,794
Edenred	1,029,480	24,071,834
Essilor International SA	180,967	23,337,596
Hermes International	58,000	23,602,132
Iliad SA	92,420	19,393,567
Legrand SA	365,490	21,546,869
LVMH Moet Hennessy Louis Vuitton SE	130,820	22,308,007
Pernod Ricard SA	137,560	16,279,519
Schneider Electric SE	310,348	21,635,930
SEB SA	224,611	31,690,968

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
Technicolor SA	2,969,500	$20,268,236
Technip SA	286,831	17,615,299
Valeo SA	682,420	39,809,335
Total		353,194,489
GERMANY 8.3%
Bayerische Motoren Werke AG	170,117	14,296,253
Brenntag AG	526,459	28,744,870
Continental AG	178,195	37,462,797
Infineon Technologies AG	2,824,235	50,380,930
ProSiebenSat.1 Media AG	502,760	21,529,228
SAP SE	335,640	30,510,156
United Internet AG	360,807	15,963,226
Total		198,887,460
INDIA 1.8%
Hero Honda Motors Ltd.	620,825	31,897,234
ICICI Bank Ltd., ADR	1,625,390	12,141,663
Total		44,038,897
JAPAN 6.4%
Hoya Corp.	616,900	24,816,553
Keyence Corp.	45,360	33,234,801
Nidec Corp.	385,900	35,669,961
Nippon Telegraph & Telephone Corp.	890,700	40,737,046
Yahoo! Japan Corp.	4,802,700	19,157,064
Total		153,615,425
LUXEMBOURG 0.9%
SES SA FDR	881,510	21,621,971
MEXICO 0.6%
Grupo Televisa SAB, ADR	597,303	15,344,714
NETHERLANDS 5.9%
Aalberts Industries NV	844,213	28,782,305
ASML Holding NV	223,220	24,496,163
Boskalis Westminster	434,701	15,482,220
Gemalto NV	300,490	19,267,654
Heineken NV	342,087	30,093,219
Koninklijke Vopak NV	460,645	24,175,978
Total		142,297,539
SOUTH AFRICA 0.8%
SPAR Group Ltd. (The)	1,385,263	19,404,282

Issuer	Shares	Value

Common Stocks (continued)
SPAIN 4.6%
Amadeus IT Group SA, Class A	692,295	$34,583,837
Grifols SA	1,189,610	25,631,148
Industria de Diseno Textil SA	577,045	21,391,364
Prosegur Cia de Seguridad SA, Registered Shares	4,130,210	28,858,740
Total		110,465,089
SWEDEN 2.3%
Atlas Copco AB, Class A	933,397	28,103,749
Swedish Match AB	420,335	15,424,239
Telefonaktiebolaget LM Ericsson, Class B	1,636,289	11,816,117
Total		55,344,105
SWITZERLAND 11.0%
ABB Ltd.	475,841	10,682,545
Aryzta AG	483,769	21,467,094
Barry Callebaut AG	17,022	22,620,074
Cie Financiere Richemont SA, Class A, Registered Shares	326,095	19,871,152
Galenica AG, Registered Shares	16,656	17,676,105
Lonza Group AG, Registered Shares	131,702	25,160,979
Roche Holding AG, Genusschein Shares	109,322	27,119,508
SGS SA, Registered Shares	7,467	16,717,164
Sika AG	5,419	26,350,340
Sonova Holding AG	148,708	21,047,195
Syngenta AG, Registered Shares	32,620	14,270,201
Temenos Group AG	464,630	29,269,538
UBS AG	948,886	12,922,040
Total		265,173,935
THAILAND 1.3%
CP ALL PCL, Foreign Registered Shares	17,197,300	30,588,758
UNITED KINGDOM 20.7%
Aggreko PLC	784,690	9,697,815
BT Group PLC	4,249,728	21,429,973
Bunzl PLC	1,010,649	29,866,908
Burberry Group PLC	1,226,763	21,927,039
Diageo PLC	433,980	12,434,127

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Dignity PLC	451,148	$16,390,688
Domino’s Pizza Group PLC	4,701,498	22,760,507
Essentra PLC	2,110,020	13,288,885
Experian PLC	1,255,987	25,135,498
ICAP PLC	3,979,707	24,042,812
Inmarsat PLC	1,140,210	10,419,072
Intertek Group PLC	594,030	26,863,612
Prudential PLC	1,105,520	19,580,839
Reckitt Benckiser Group PLC	278,500	26,225,023
Rolls-Royce Holdings PLC	1,958,730	18,279,408
Royal Mail PLC	3,310,832	21,006,075
Sky PLC	1,427,562	16,541,983
Spectris PLC	460,531	11,747,326
Travis Perkins PLC	1,155,400	23,122,496
Tullett Prebon PLC, Registered Shares	1,250,040	5,405,116
Unilever PLC	501,447	23,752,431
Vodafone Group PLC	10,008,761	28,767,294
Weir Group PLC (The)	394,070	8,683,151
Whitbread PLC	352,850	17,909,682
William Hill PLC	4,632,300	18,264,633
Wolseley PLC	420,280	23,723,674
Total		497,266,067
UNITED STATES 1.6%
Aveva Group PLC	312,290	8,079,299
Carnival Corp.	655,280	31,990,770
Total		40,070,069
Total Common Stocks (Cost: $2,290,622,801)		$2,344,524,428

	Shares	Value

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.382% (b)(c)	58,017,613	$58,017,613
Total Money Market Funds (Cost: $58,017,613)		$58,017,613
Total Investments
(Cost: $2,348,640,414) (d)		$2,402,542,041(e)
Other Assets & Liabilities, Net		2,097,946
Net Assets		$2,404,639,987

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2016.

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	116,154,835	631,953,852	(690,091,074)	58,017,613	307,694	58,017,613

(d)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $2,348,640,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$163,095,000
Unrealized Depreciation	(109,193,000)
Net Unrealized Appreciation	$53,902,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	107,604,070	—	107,604,070
Belgium	—	17,007,559	—	17,007,559
Brazil	6,559,107	—	—	6,559,107
Canada	146,439,343	—	—	146,439,343
Denmark	—	93,905,190	—	93,905,190
Finland	—	25,696,359	—	25,696,359
France	—	353,194,489	—	353,194,489
Germany	—	198,887,460	—	198,887,460
India	12,141,663	31,897,234	—	44,038,897
Japan	—	153,615,425	—	153,615,425
Luxembourg	—	21,621,971	—	21,621,971
Mexico	15,344,714	—	—	15,344,714
Netherlands	—	142,297,539	—	142,297,539
South Africa	—	19,404,282	—	19,404,282
Spain	—	110,465,089	—	110,465,089
Sweden	—	55,344,105	—	55,344,105
Switzerland	—	265,173,935	—	265,173,935
Thailand	—	30,588,758	—	30,588,758
United Kingdom	—	497,266,067	—	497,266,067
United States	31,990,770	8,079,299	—	40,070,069
Total Common Stocks	212,475,597	2,132,048,831	—	2,344,524,428
Investments measured at net asset value
Money Market Funds	—	—	—	58,017,613
Total Investments	212,475,597	2,132,048,831	—	2,402,542,041

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Partners Small Cap Growth Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.7%
CONSUMER DISCRETIONARY 15.5%
Auto Components 0.8%
Gentherm, Inc. (a)	10,250	$322,055
Motorcar Parts of America, Inc. (a)	169,202	4,869,634
Total		5,191,689
Diversified Consumer Services 2.2%
Bright Horizons Family Solutions, Inc. (a)	35,586	2,380,348
Grand Canyon Education, Inc. (a)	51,970	2,099,068
Service Corp. International	327,428	8,689,939
Total		13,169,355
Hotels, Restaurants & Leisure 1.2%
Habit Restaurants, Inc. (The), Class A (a)	126,480	1,770,720
Jack in the Box, Inc.	22,020	2,112,599
Planet Fitness, Inc., Class A (a)	72,000	1,445,040
Wingstop, Inc.	58,300	1,708,190
Total		7,036,549
Household Durables 1.6%
Tempur Sealy International, Inc. (a)	164,450	9,330,893
Universal Electronics, Inc. (a)	9,800	729,708
Total		10,060,601
Internet & Direct Marketing Retail 0.3%
Shutterfly, Inc. (a)	37,136	1,657,751
Leisure Products 2.0%
MCBC Holdings, Inc.	72,474	826,204
Nautilus, Inc. (a)	68,400	1,554,048
Sturm Ruger & Co., Inc.	61,717	3,564,774
Vista Outdoor, Inc. (a)	162,206	6,465,531
Total		12,410,557
Media 0.8%
IMAX Corp. (a)	93,110	2,697,397
National CineMedia, Inc.	132,718	1,953,609
Total		4,651,006
Multiline Retail 0.3%
Ollie’s Bargain Outlet Holdings, Inc. (a)	62,200	1,630,262
Specialty Retail 5.3%
Abercrombie & Fitch Co., Class A	89,740	1,425,969
American Eagle Outfitters, Inc.	137,460	2,455,035
Burlington Stores, Inc. (a)	24,633	1,995,766
Cabela’s, Inc. (a)	98,750	5,424,337
Caleres, Inc.	68,768	1,739,143

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Children’s Place, Inc. (The)	19,018	$1,518,968
Finish Line, Inc., Class A (The)	54,135	1,249,436
Five Below, Inc. (a)	61,906	2,494,193
Lithia Motors, Inc., Class A	32,570	3,111,086
Penske Automotive Group, Inc.	188,300	9,072,294
Sportsman’s Warehouse Holdings, Inc. (a)	169,828	1,786,590
Total		32,272,817
Textiles, Apparel & Luxury Goods 1.0%
Deckers Outdoor Corp. (a)	82,410	4,907,515
Kate Spade & Co. (a)	74,000	1,267,620
Total		6,175,135
TOTAL CONSUMER DISCRETIONARY		94,255,722
CONSUMER STAPLES 3.0%
Food & Staples Retailing 1.6%
Performance Food Group Co. (a)	51,105	1,267,404
PriceSmart, Inc.	89,061	7,459,750
Sprouts Farmers Market, Inc. (a)	59,785	1,234,560
Total		9,961,714
Household Products 1.4%
Energizer Holdings, Inc.	167,260	8,356,309
TOTAL CONSUMER STAPLES		18,318,023
ENERGY 3.3%
Energy Equipment & Services 0.9%
Superior Energy Services, Inc.	312,360	5,591,244
Oil, Gas & Consumable Fuels 2.4%
Carrizo Oil & Gas, Inc. (a)	60,396	2,453,285
Matador Resources Co. (a)	55,994	1,362,894
PDC Energy, Inc. (a)	37,110	2,488,597
RSP Permian, Inc. (a)	92,155	3,573,771
SemGroup Corp., Class A	43,390	1,534,270
World Fuel Services Corp.	64,184	2,969,152
Total		14,381,969
TOTAL ENERGY		19,973,213
FINANCIALS 6.4%
Banks 1.3%
Bank of the Ozarks, Inc.	55,107	2,116,109
BankUnited, Inc.	42,165	1,273,383

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
FCB Financial Holdings, Inc., Class A (a)	76,108	$2,924,830
Home Bancshares, Inc.	68,250	1,420,283
Total		7,734,605
Capital Markets 2.8%
Cohen & Steers, Inc.	52,250	2,233,688
Eaton Vance Corp.	108,224	4,226,147
Evercore Partners, Inc., Class A	28,494	1,467,726
Financial Engines, Inc.	74,820	2,222,902
MarketAxess Holdings, Inc.	40,211	6,658,539
Total		16,809,002
Insurance 1.7%
Kinsale Capital Group, Inc.	21,034	462,748
MBIA, Inc. (a)	428,889	3,341,045
White Mountains Insurance Group Ltd.	7,934	6,585,220
Total		10,389,013
Thrifts & Mortgage Finance 0.6%
LendingTree, Inc. (a)	40,947	3,968,174
TOTAL FINANCIALS		38,900,794
HEALTH CARE 18.1%
Biotechnology 3.7%
ACADIA Pharmaceuticals, Inc. (a)	37,431	1,190,680
Alder Biopharmaceuticals, Inc. (a)	29,300	960,161
Cepheid (a)	28,200	1,485,858
Kite Pharma, Inc. (a)	4,755	265,614
Ligand Pharmaceuticals, Inc. (a)	57,750	5,893,965
Neurocrine Biosciences, Inc. (a)	38,274	1,938,195
Radius Health, Inc. (a)	32,280	1,746,025
Repligen Corp. (a)	129,020	3,895,114
Sage Therapeutics, Inc. (a)	15,031	692,178
Spark Therapeutics, Inc. (a)	23,690	1,422,822
TESARO, Inc. (a)	4,660	467,118
Ultragenyx Pharmaceutical, Inc. (a)	36,985	2,623,716
Total		22,581,446
Health Care Equipment & Supplies 7.8%
ABIOMED, Inc. (a)	12,350	1,587,963
Cerus Corp. (a)	229,500	1,425,195
Cynosure Inc., Class A (a)	76,148	3,878,979
Endologix, Inc. (a)	197,275	2,525,120
Entellus Medical, Inc. (a)	58,920	1,306,846
Glaukos Corp. (a)	87,563	3,304,628

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Inogen, Inc. (a)	62,970	$3,771,903
Integra LifeSciences Holdings Corp. (a)	37,790	3,119,564
Natus Medical, Inc. (a)	65,140	2,559,351
Nevro Corp. (a)	47,786	4,988,381
NuVasive, Inc. (a)	39,525	2,634,736
NxStage Medical, Inc. (a)	170,427	4,258,971
Spectranetics Corp. (The) (a)	192,365	4,826,438
Wright Medical Group NV (a)	145,350	3,565,435
Zeltiq Aesthetics, Inc. (a)	84,820	3,326,640
Total		47,080,150
Health Care Providers & Services 4.1%
AAC Holdings, Inc. (a)	31,898	554,706
Acadia Healthcare Co., Inc. (a)	147,974	7,332,112
Adeptus Health, Inc., Class A (a)	18,677	804,045
Diplomat Pharmacy, Inc. (a)	77,295	2,165,033
HealthEquity, Inc. (a)	116,557	4,411,682
Medpace Holdings, Inc. (a)	6,481	193,523
Molina Healthcare, Inc. (a)	22,450	1,309,284
Team Health Holdings, Inc. (a)	47,022	1,531,036
Teladoc, Inc. (a)	29,047	531,851
Tenet Healthcare Corp. (a)	180,837	4,097,766
WellCare Health Plans, Inc. (a)	13,909	1,628,605
Total		24,559,643
Health Care Technology 0.5%
HMS Holdings Corp. (a)	116,072	2,573,316
Veeva Systems Inc., Class A (a)	16,550	683,184
Total		3,256,500
Life Sciences Tools & Services 1.1%
ICON PLC (a)	26,930	2,083,574
INC Research Holdings, Inc. Class A (a)	107,278	4,782,453
Total		6,866,027
Pharmaceuticals 0.9%
Cempra, Inc. (a)	49,390	1,195,238
Dermira, Inc. (a)	58,933	1,993,114
Heska Corp. (a)	18,040	981,917
Horizon Pharma PLC (a)	71,540	1,297,021
Total		5,467,290
TOTAL HEALTH CARE		109,811,056
INDUSTRIALS 18.8%
Aerospace & Defense 2.3%
HEICO Corp.	19,900	1,377,080

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Aerospace & Defense (continued)
HEICO Corp., Class A	30,900	$1,869,759
Orbital ATK, Inc.	144,435	11,010,280
Total		14,257,119
Airlines 0.6%
Skywest, Inc.	69,930	1,846,851
Spirit Airlines, Inc. (a)	37,645	1,601,042
Total		3,447,893
Building Products 3.2%
Apogee Enterprises, Inc.	99,394	4,441,918
Armstrong World Industries, Inc. (a)	141,000	5,826,120
NCI Building Systems, Inc. (a)	130,927	1,910,225
USG Corp. (a)	270,680	6,997,078
Total		19,175,341
Commercial Services & Supplies 0.7%
Knoll, Inc.	82,410	1,883,069
Multi-Color Corp.	15,528	1,024,848
Unifirst Corp.	9,185	1,211,134
Total		4,119,051
Construction & Engineering 1.5%
Dycom Industries, Inc. (a)	58,739	4,803,675
Granite Construction, Inc.	38,730	1,926,430
Primoris Services Corp.	103,971	2,141,803
Total		8,871,908
Machinery 2.5%
CLARCOR, Inc.	25,242	1,640,730
John Bean Technologies Corp.	70,360	4,963,898
Milacron Holdings Corp. (a)	122,950	1,962,282
Mueller Water Products, Inc., Class A	117,860	1,479,143
RBC Bearings, Inc. (a)	23,959	1,832,385
Rexnord Corp. (a)	157,930	3,381,281
Total		15,259,719
Marine 0.9%
Matson, Inc.	142,725	5,691,873
Professional Services 2.7%
CEB, Inc.	14,916	812,474
On Assignment, Inc. (a)	219,637	7,970,627
Wageworks, Inc. (a)	121,127	7,377,846
Total		16,160,947
Road & Rail 1.7%
Genesee & Wyoming, Inc., Class A (a)	27,544	1,899,159
Landstar System, Inc.	89,940	6,123,115

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail (continued)
Swift Transportation Co. (a)	115,131	$2,471,862
Total		10,494,136
Trading Companies & Distributors 2.7%
Beacon Roofing Supply, Inc. (a)	52,800	2,221,296
BMC Stock Holdings, Inc. (a)	29,900	530,127
GATX Corp.	163,610	7,288,826
Kaman Corp.	150,110	6,592,831
Total		16,633,080
TOTAL INDUSTRIALS		114,111,067
INFORMATION TECHNOLOGY 21.6%
Electronic Equipment, Instruments & Components 1.2%
Coherent, Inc. (a)	22,600	2,498,204
Orbotech Ltd. (a)	82,260	2,435,719
OSI Systems, Inc. (a)	22,175	1,449,802
VeriFone Systems, Inc. (a)	73,879	1,162,855
Total		7,546,580
Internet Software & Services 5.0%
2U, Inc. (a)	60,960	2,334,158
Benefitfocus, Inc. (a)	31,500	1,257,480
Cornerstone OnDemand, Inc. (a)	100,446	4,615,494
Envestnet, Inc. (a)	124,833	4,550,163
Five9, Inc. (a)	15,200	238,336
LogMeIn, Inc.	39,820	3,599,330
Q2 Holdings, Inc. (a)	197,448	5,658,860
SPS Commerce, Inc. (a)	77,064	5,657,268
Talend SA ADR (a)	31,668	828,435
Xactly Corp. (a)	98,523	1,450,258
Total		30,189,782
IT Services 3.2%
DST Systems, Inc.	63,970	7,543,342
Euronet Worldwide, Inc. (a)	31,630	2,588,283
InterXion Holding NV (a)	139,590	5,055,950
MAXIMUS, Inc.	43,440	2,456,966
Science Applications International Corp.	21,969	1,523,990
Total		19,168,531
Semiconductors & Semiconductor Equipment 3.3%
Cavium, Inc. (a)	42,040	2,446,728
Inphi Corp. (a)	58,248	2,534,370
Integrated Device Technology, Inc. (a)	153,233	3,539,682
MACOM Technology Solutions Holdings, Inc. (a)	48,944	2,072,289
MaxLinear, Inc., Class A (a)	61,595	1,248,531

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Microsemi Corp. (a)	60,520	$2,540,630
Monolithic Power Systems, Inc.	63,390	5,102,895
Synaptics, Inc. (a)	14,348	840,506
Total		20,325,631
Software 8.9%
Aspen Technology, Inc. (a)	40,250	1,883,297
Callidus Software, Inc. (a)	124,068	2,276,648
CommVault Systems, Inc. (a)	34,550	1,835,641
CyberArk Software Ltd. (a)	60,510	2,999,481
Ebix, Inc.	75,016	4,264,660
Fair Isaac Corp.	14,950	1,862,620
FleetMatics Group PLC (a)	23,000	1,379,540
Globant SA (a)	42,835	1,804,210
Guidewire Software, Inc. (a)	49,505	2,969,310
HubSpot, Inc. (a)	57,741	3,327,036
Imperva, Inc. (a)	93,303	5,011,304
Manhattan Associates, Inc. (a)	27,255	1,570,433
Paycom Software, Inc. (a)	71,490	3,583,794
Paylocity Holding Corp. (a)	43,060	1,914,448
Proofpoint, Inc. (a)	121,421	9,088,362
Rapid7, Inc. (a)	81,764	1,443,135
RingCentral, Inc., Class A (a)	119,580	2,829,263
Synchronoss Technologies, Inc. (a)	63,750	2,625,225
Tyler Technologies, Inc. (a)	8,002	1,370,182
Total		54,038,589
TOTAL INFORMATION TECHNOLOGY		131,269,113
MATERIALS 6.0%
Chemicals 4.1%
Chemtura Corp. (a)	28,535	936,233
NewMarket Corp.	30,315	13,014,836
Olin Corp.	323,240	6,632,885
PolyOne Corp.	65,691	2,221,013
Tredegar Corp.	127,339	2,367,232
Total		25,172,199
Construction Materials 0.8%
Headwaters, Inc. (a)	118,239	2,000,604
Summit Materials, Inc., Class A (a)	83,747	1,553,507
US Concrete, Inc. (a)	23,068	1,062,627
Total		4,616,738

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Containers & Packaging 0.7%
Berry Plastics Group, Inc. (a)	100,825	$4,421,176
Metals & Mining 0.2%
Ferroglobe PLC	144,740	1,307,002
Paper & Forest Products 0.2%
Boise Cascade Co. (a)	48,367	1,228,522
TOTAL MATERIALS		36,745,637
REAL ESTATE 4.0%
Equity Real Estate Investment Trusts (REITs) 2.1%
CyrusOne, Inc.	68,897	3,277,430
First Industrial Realty Trust, Inc.	289,386	8,166,473
National Storage Affiliates Trust	77,975	1,632,797
Total		13,076,700
Real Estate Management & Development 1.9%
Alexander & Baldwin, Inc.	235,665	9,054,249
Tejon Ranch Co. (a)	98,295	2,390,534
Total		11,444,783
TOTAL REAL ESTATE		24,521,483
Total Common Stocks (Cost: $505,803,709)		$587,906,108

	Shares	Value

Exchange-Traded Funds 0.5%
iShares Russell 2000 Growth ETF	23,022	$3,427,975
Total Exchange-Traded Funds (Cost: $3,405,642)		$3,427,975

Money Market Funds 3.4%
Columbia Short-Term Cash Fund, 0.382% (b)(c)	20,502,790	20,502,790
Total Money Market Funds (Cost: $20,502,790)		$20,502,790
Total Investments
(Cost: $529,712,141)		$611,836,873(d)
Other Assets & Liabilities, Net		(3,646,509)
Net Assets		$608,190,364

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	21,708,616	194,089,412	(195,295,238)	20,502,790	66,367	20,502,790

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	94,255,722	—	—	94,255,722
Consumer Staples	18,318,023	—	—	18,318,023
Energy	19,973,213	—	—	19,973,213
Financials	38,900,794	—	—	38,900,794
Health Care	109,811,056	—	—	109,811,056
Industrials	114,111,067	—	—	114,111,067
Information Technology	131,269,113	—	—	131,269,113
Materials	36,745,637	—	—	36,745,637
Real Estate	24,521,483	—	—	24,521,483
Total Common Stocks	587,906,108	—	—	587,906,108
Exchange-Traded Funds	3,427,975	—	—	3,427,975
Investments measured at net asset value
Money Market Funds	—	—	—	20,502,790
Total Investments	591,334,083	—	—	611,836,873

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Partners Small Cap Value Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.2%
CONSUMER DISCRETIONARY 10.8%
Auto Components 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	300,102	$5,167,757
Motorcar Parts of America, Inc. (a)	90,686	2,609,943
Total		7,777,700
Hotels, Restaurants & Leisure 3.1%
Biglari Holdings, Inc. (a)	7,113	3,101,410
Bloomin’ Brands, Inc.	459,225	7,917,039
Brinker International, Inc.	32,320	1,629,898
International Speedway Corp., Class A	90,310	3,018,160
J. Alexander’s Holdings, Inc. (a)	169,681	1,718,869
La Quinta Holdings, Inc. (a)	223,790	2,501,972
Marcus Corp. (The)	76,838	1,924,023
Monarch Casino & Resort, Inc. (a)	70,560	1,775,995
SeaWorld Entertainment, Inc.	53,139	716,314
Total		24,303,680
Household Durables 1.1%
SodaStream International Ltd. (a)	124,674	3,311,341
UCP, Inc., Class A (a)	163,550	1,440,876
Whirlpool Corp.	24,434	3,962,218
Total		8,714,435
Leisure Products 0.3%
Arctic Cat, Inc.	125,818	1,948,921
Media 1.0%
AMC Entertainment Holdings, Inc., Class A	73,050	2,271,124
Sinclair Broadcast Group, Inc., Class A	104,600	3,020,848
Tribune Media Co.	69,736	2,546,759
Total		7,838,731
Multiline Retail 1.0%
Big Lots, Inc.	158,767	7,581,124
Specialty Retail 2.4%
Abercrombie & Fitch Co., Class A	176,115	2,798,467
Caleres, Inc.	112,680	2,849,677
Children’s Place, Inc. (The)	20,960	1,674,075
Murphy USA, Inc. (a)	35,600	2,540,416
Restoration Hardware Holdings, Inc. (a)	121,900	4,215,302
Tailored Brands, Inc.	58,201	913,756
Vitamin Shoppe, Inc. (a)	120,661	3,239,748
Total		18,231,441

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods 0.9%
Crocs, Inc. (a)	709,265	$5,886,899
G-III Apparel Group Ltd. (a)	34,471	1,004,830
Total		6,891,729
TOTAL CONSUMER DISCRETIONARY		83,287,761
CONSUMER STAPLES 2.5%
Food & Staples Retailing 1.1%
Andersons, Inc. (The)	78,561	2,842,337
Ingles Markets, Inc., Class A	103,277	4,083,572
Natural Grocers by Vitamin Cottage, Inc. (a)	77,113	860,581
SpartanNash Co.	34,354	993,518
Total		8,780,008
Food Products 1.1%
Dean Foods Co.	328,195	5,382,398
Lancaster Colony Corp.	11,520	1,521,677
Omega Protein Corp. (a)	77,868	1,819,775
Total		8,723,850
Household Products 0.3%
Orchids Paper Products Co.	68,256	1,858,611
TOTAL CONSUMER STAPLES		19,362,469
ENERGY 4.2%
Energy Equipment & Services 0.6%
CARBO Ceramics, Inc.	177,965	1,946,937
PHI, Inc. (a)	26,331	478,434
Tidewater, Inc.	600,973	1,694,744
Total		4,120,115
Oil, Gas & Consumable Fuels 3.6%
Carrizo Oil & Gas, Inc. (a)	80,642	3,275,678
Evolution Petroleum Corp.	323,569	2,032,014
Gran Tierra Energy, Inc. (a)	304,630	916,936
Green Plains, Inc.	140,550	3,682,410
Newfield Exploration Co. (a)	32,124	1,396,109
PBF Energy, Inc., Class A	402,140	9,104,450
Range Resources Corp.	113,587	4,401,496
Southwestern Energy Co. (a)	160,000	2,214,400
Synergy Resources Corp. (a)	135,256	937,324
Total		27,960,817
TOTAL ENERGY		32,080,932

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 17.9%
Banks 11.6%
1st Source Corp.	32,298	$1,152,877
Ameris Bancorp	80,461	2,812,112
Bancorp, Inc. (The) (a)	347,017	2,227,849
Banner Corp.	35,119	1,536,105
First Busey Corp.	92,910	2,099,766
First Citizens BancShares Inc., Class A	3,525	1,035,962
First Commonwealth Financial Corp.	258,131	2,604,542
First Community Bancshares, Inc.	107,322	2,661,586
First Horizon National Corp.	312,006	4,751,852
First Midwest Bancorp, Inc.	88,595	1,715,199
FNB Corp.	382,831	4,708,821
Great Western Bancorp, Inc.	54,805	1,826,103
Hancock Holding Co.	86,710	2,812,005
Hanmi Financial Corp.	44,624	1,175,396
Iberiabank Corp.	43,560	2,923,747
Investors Bancorp, Inc.	254,455	3,056,005
Lakeland Financial Corp.	91,278	3,233,067
National Bank Holdings Corp., Class A	80,181	1,873,830
OFG Bancorp	479,238	4,845,096
Prosperity Bancshares, Inc.	90,052	4,942,954
Renasant Corp.	55,276	1,858,932
Seacoast Banking Corp. of Florida (a)	89,281	1,436,531
Simmons First National Corp., Class A	22,404	1,117,960
Texas Capital Bancshares, Inc. (a)	106,901	5,871,003
UMB Financial Corp.	86,400	5,136,480
Umpqua Holdings Corp.	318,680	4,796,134
United Community Banks, Inc.	144,565	3,038,756
Valley National Bancorp	361,055	3,513,065
Webster Financial Corp.	66,820	2,539,828
Westamerica Bancorporation	44,195	2,248,642
Wintrust Financial Corp.	40,676	2,260,365
Zions Bancorporation	47,000	1,457,940
Total		89,270,510
Capital Markets 0.6%
Artisan Partners Asset Management, Inc., Class A	104,850	2,851,920
Capital Southwest Corp.	110,929	1,630,656
Total		4,482,576
Consumer Finance 0.6%
Green Dot Corp., Class A (a)	199,322	4,596,365
Diversified Financial Services 1.6%
FNFV Group (a)	526,217	6,567,188
Pico Holdings, Inc. (a)	270,745	3,192,084

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
Voya Financial, Inc.	99,100	$2,856,062
Total		12,615,334
Insurance 2.4%
Allied World Assurance Co. Holdings AG	74,310	3,003,610
American Equity Investment Life Holding Co.	146,100	2,590,353
American National Insurance Co.	17,670	2,155,033
Argo Group International Holdings Ltd.	34,962	1,972,556
CNO Financial Group, Inc.	184,690	2,820,217
White Mountains Insurance Group Ltd.	6,870	5,702,100
Total		18,243,869
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Chimera Investment Corp.	73,778	1,176,759
Thrifts & Mortgage Finance 1.0%
Bank Mutual Corp.	190,846	1,465,697
Northwest Bancshares, Inc.	121,650	1,911,122
Radian Group, Inc.	199,490	2,703,089
TFS Financial Corp.	81,733	1,455,665
Total		7,535,573
TOTAL FINANCIALS		137,920,986
HEALTH CARE 6.6%
Health Care Equipment & Supplies 2.8%
Alere, Inc. (a)	176,771	7,643,578
Analogic Corp.	36,899	3,269,251
Haemonetics Corp. (a)	45,028	1,630,464
Integra LifeSciences Holdings Corp. (a)	54,461	4,495,756
Orthofix International NV (a)	105,671	4,519,549
Total		21,558,598
Health Care Providers & Services 2.0%
Aceto Corp.	100,310	1,904,887
Air Methods Corp. (a)	68,017	2,141,855
Community Health Systems, Inc. (a)	207,494	2,394,481
HealthSouth Corp.	111,268	4,514,143
Kindred Healthcare, Inc.	247,155	2,525,924
LHC Group, Inc. (a)	18,574	685,009
PharMerica Corp. (a)	43,052	1,208,470
Total		15,374,769

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services 0.3%
Bio-Techne Corp.	26,245	$2,873,827
Pharmaceuticals 1.5%
Akorn, Inc. (a)	125,640	3,424,946
Lannett Co., Inc. (a)	199,845	5,309,882
Phibro Animal Health Corp., Class A	100,190	2,723,164
Total		11,457,992
TOTAL HEALTH CARE		51,265,186
INDUSTRIALS 22.4%
Aerospace & Defense 3.2%
Cubic Corp.	128,671	6,023,090
Esterline Technologies Corp. (a)	40,572	3,085,095
KLX, Inc. (a)	69,258	2,437,882
Mercury Systems, Inc. (a)	152,962	3,758,276
Orbital ATK, Inc.	16,945	1,291,717
Triumph Group, Inc.	153,235	4,272,192
Wesco Aircraft Holdings, Inc. (a)	291,743	3,918,108
Total		24,786,360
Air Freight & Logistics 1.7%
Air Transport Services Group, Inc. (a)	251,125	3,603,644
Atlas Air Worldwide Holdings, Inc. (a)	153,649	6,579,250
Forward Air Corp.	69,613	3,011,458
Total		13,194,352
Building Products 2.2%
Gibraltar Industries, Inc. (a)	126,143	4,686,213
Simpson Manufacturing Co., Inc.	141,213	6,206,311
Trex Co., Inc. (a)	98,615	5,790,673
Total		16,683,197
Commercial Services & Supplies 3.4%
ACCO Brands Corp. (a)	335,801	3,237,122
G&K Services, Inc., Class A	22,215	2,121,310
Mobile Mini, Inc.	122,815	3,709,013
SP Plus Corp. (a)	127,986	3,272,602
Tetra Tech, Inc.	83,815	2,972,918
U.S. Ecology, Inc.	39,268	1,760,777
Unifirst Corp.	48,847	6,440,966
Viad Corp.	78,069	2,878,404
Total		26,393,112
Construction & Engineering 1.9%
Comfort Systems U.S.A., Inc.	148,933	4,365,226
EMCOR Group, Inc.	25,299	1,508,326
Great Lakes Dredge & Dock Corp. (a)	540,481	1,891,684

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering (continued)
Primoris Services Corp.	216,792	$4,465,915
Tutor Perini Corp. (a)	102,028	2,190,541
Total		14,421,692
Electrical Equipment 1.2%
AZZ, Inc.	48,475	3,163,963
Encore Wire Corp.	86,176	3,168,692
EnerSys	17,038	1,178,859
Regal Beloit Corp.	30,715	1,827,235
Total		9,338,749
Machinery 7.1%
Astec Industries, Inc.	48,245	2,888,428
Barnes Group, Inc.	145,285	5,891,307
Crane Co.	58,490	3,685,455
ESCO Technologies, Inc.	150,089	6,967,131
Global Brass & Copper Holdings, Inc.	44,330	1,280,694
Greenbrier Companies, Inc. (The)	79,660	2,811,998
Harsco Corp.	147,447	1,464,149
ITT, Inc.	39,391	1,411,774
Kennametal, Inc.	111,196	3,226,908
LB Foster Co., Class A	160,719	1,930,235
NN, Inc.	99,859	1,822,427
Oshkosh Corp.	123,710	6,927,760
SPX Corp. (a)	113,098	2,277,794
Terex Corp.	209,352	5,319,634
Timken Co. (The)	49,330	1,733,456
Watts Water Technologies, Inc., Class A	83,210	5,395,336
Total		55,034,486
Professional Services 1.4%
Acacia Research Corp.	314,828	2,052,678
Barrett Business Services, Inc.	15,771	782,399
FTI Consulting, Inc. (a)	55,427	2,469,827
Insperity, Inc.	17,264	1,254,057
Kelly Services, Inc., Class A	71,390	1,372,116
On Assignment, Inc. (a)	21,000	762,090
Resources Connection, Inc.	24,289	362,878
TriNet Group, Inc. (a)	98,695	2,134,773
Total		11,190,818
Trading Companies & Distributors 0.3%
DXP Enterprises, Inc. (a)	45,911	1,294,231
Titan Machinery, Inc. (a)	83,310	866,424
Total		2,160,655
TOTAL INDUSTRIALS		173,203,421

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 19.6%
Communications Equipment 1.6%
Aviat Networks, Inc. (a)	42,585	$392,208
Black Box Corp.	127,360	1,770,304
InterDigital, Inc.	63,260	5,010,192
Ituran Location and Control Ltd.	92,631	2,451,016
Ixia (a)	65,000	812,500
Plantronics, Inc.	32,435	1,685,323
Total		12,121,543
Electronic Equipment, Instruments & Components 7.5%
Belden, Inc.	38,660	2,667,153
Electro Scientific Industries, Inc. (a)	280,719	1,583,255
ePlus, Inc. (a)	31,012	2,927,843
FARO Technologies, Inc. (a)	102,470	3,683,797
FLIR Systems, Inc.	36,518	1,147,396
II-VI, Inc. (a)	260,860	6,346,724
Keysight Technologies, Inc. (a)	153,500	4,864,415
MTS Systems Corp.	86,400	3,976,992
National Instruments Corp.	67,280	1,910,752
Orbotech Ltd. (a)	44,387	1,314,299
OSI Systems, Inc. (a)	66,544	4,350,647
Park Electrochemical Corp.	83,794	1,455,502
Plexus Corp. (a)	121,612	5,689,009
VeriFone Systems, Inc. (a)	284,450	4,477,243
Vishay Intertechnology, Inc.	475,368	6,697,935
Zebra Technologies Corp., Class A (a)	67,545	4,701,807
Total		57,794,769
Internet Software & Services 0.9%
EarthLink Holdings Corp.	297,645	1,845,399
Marchex, Inc. (a)	333,830	924,709
Match Group, Inc. (a)	128,627	2,288,274
Rackspace Hosting, Inc. (a)	67,940	2,153,019
Total		7,211,401
IT Services 2.4%
Blackhawk Network Holdings, Inc. (a)	130,656	3,941,892
Computer Services, Inc.	74,939	2,838,315
CSG Systems International, Inc.	54,880	2,268,190
Mantech International Corp., Class A	43,650	1,645,168
NeuStar, Inc., Class A (a)	105,668	2,809,712
ServiceSource International, Inc. (a)	983,153	4,797,787
Total		18,301,064
Semiconductors & Semiconductor Equipment 4.0%
Axcelis Technologies, Inc. (a)	114,294	1,517,824
Brooks Automation, Inc.	374,245	5,093,474
Cypress Semiconductor Corp.	169,000	2,055,040
Diodes, Inc. (a)	220,444	4,704,275

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology Group Ltd.	141,410	$1,876,511
MKS Instruments, Inc.	35,000	1,740,550
Photronics, Inc. (a)	370,342	3,818,226
Synaptics, Inc. (a)	12,019	704,073
Tessera Technologies, Inc.	203,812	7,834,533
Xcerra Corp. (a)	258,448	1,566,195
Total		30,910,701
Software 3.2%
CommVault Systems, Inc. (a)	40,170	2,134,232
Infoblox, Inc. (a)	94,627	2,495,314
Mentor Graphics Corp.	243,891	6,448,478
MicroStrategy, Inc., Class A (a)	13,020	2,180,069
Nice Ltd., ADR	29,170	1,952,640
Open Text Corp.	79,201	5,136,977
PTC, Inc. (a)	84,013	3,722,616
SeaChange International, Inc. (a)	389,582	1,164,850
Total		25,235,176
TOTAL INFORMATION TECHNOLOGY		151,574,654
MATERIALS 6.7%
Chemicals 3.9%
A. Schulman, Inc.	127,235	3,705,083
Ferro Corp. (a)	143,108	1,976,321
Flotek Industries, Inc. (a)	162,170	2,357,952
FMC Corp.	44,500	2,151,130
Innophos Holdings, Inc.	116,262	4,537,706
LSB Industries, Inc. (a)	284,832	2,443,859
Minerals Technologies, Inc.	45,239	3,197,945
PolyOne Corp.	155,749	5,265,874
Scotts Miracle-Gro Co., Class A	53,157	4,426,383
Total		30,062,253
Containers & Packaging 0.7%
Bemis Co., Inc.	38,743	1,976,280
Myers Industries, Inc.	147,344	1,913,999
Owens-Illinois, Inc. (a)	94,455	1,737,027
Total		5,627,306
Metals & Mining 1.8%
Allegheny Technologies, Inc.	90,900	1,642,563
Compass Minerals International, Inc.	37,091	2,733,607
Ferroglobe PLC	472,800	4,269,384
Materion Corp.	56,000	1,719,760
Schnitzer Steel Industries, Inc., Class A	143,381	2,996,663

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
United States Steel Corp.	32,000	$603,520
Total		13,965,497
Paper & Forest Products 0.3%
PH Glatfelter Co.	98,481	2,135,068
TOTAL MATERIALS		51,790,124
REAL ESTATE 3.0%
Equity Real Estate Investment Trusts (REITs) 3.0%
CBL & Associates Properties, Inc.	306,330	3,718,846
Corporate Office Properties Trust	116,725	3,309,154
CyrusOne, Inc.	31,560	1,501,309
Equity Commonwealth (a)	48,854	1,476,368
Geo Group, Inc. (The)	247,824	5,893,255
Gramercy Property Trust	311,525	3,003,101
Highwoods Properties, Inc.	29,000	1,511,480
Potlatch Corp.	68,864	2,678,121
Total		23,091,634
TOTAL REAL ESTATE		23,091,634
TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.1%
ATN International, Inc.	13,319	866,268
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	61,870	1,681,626
TOTAL TELECOMMUNICATION SERVICES		2,547,894
UTILITIES 1.2%
Electric Utilities 0.9%
Allete, Inc.	40,790	2,431,900

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
Hawaiian Electric Industries, Inc.	79,000	$2,358,150
Portland General Electric Co.	45,600	1,942,104
Total		6,732,154
Gas Utilities 0.3%
New Jersey Resources Corp.	39,892	1,310,851
WGL Holdings, Inc.	24,605	1,542,734
Total		2,853,585
TOTAL UTILITIES		9,585,739
Total Common Stocks (Cost: $655,554,602)		$735,710,800

Rights —%
INDUSTRIALS —%
Airlines —%
American Airlines Escrow (a)(b)(c)	185,100	$—
TOTAL INDUSTRIALS		—
Total Rights (Cost: $—)		$—

	Shares	Value

Money Market Funds 5.6%
Columbia Short-Term Cash Fund, 0.382% (d)(e)	42,969,359	$42,969,359
Total Money Market Funds (Cost: $42,969,359)		$42,969,359
Total Investments
(Cost: $698,523,961)		$778,680,159(f)
Other Assets & Liabilities, Net		(6,006,824)
Net Assets		$772,673,335

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Negligible market value.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2016, the value of these securities rounds to zero, which represents less than 0.01% of net assets.

(d)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	56,110,714	494,047,493	(507,188,848)	42,969,359	139,902	42,969,359

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments
Common Stocks
Consumer Discretionary	83,287,761	—	—		83,287,761
Consumer Staples	19,362,469	—	—		19,362,469
Energy	32,080,932	—	—		32,080,932
Financials	137,920,986	—	—		137,920,986
Health Care	51,265,186	—	—		51,265,186
Industrials	173,203,421	—	—		173,203,421
Information Technology	151,574,654	—	—		151,574,654
Materials	51,790,124	—	—		51,790,124
Real Estate	23,091,634	—	—		23,091,634
Telecommunication Services	2,547,894	—	—		2,547,894
Utilities	9,585,739	—	—		9,585,739
Total Common Stocks	735,710,800	—	—		735,710,800
Rights
Industrials	—	—	0(a	)	0(a	)
Investments measured at net asset value
Money Market Funds	—	—	—		42,969,359
Total Investments	735,710,800	—	0(a	)	778,680,159

(a) Rounds to zero

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Variable Portfolio – Pyramis® International Equity Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 93.2%
AUSTRALIA 6.4%
Australia and New Zealand Banking Group Ltd.	1,274,672	$27,152,491
Challenger Ltd.	1,180,579	9,244,781
Coca-Cola Amatil Ltd.	943,904	7,442,819
CSL Ltd.	102,679	8,443,352
Incitec Pivot Ltd.	2,820,871	6,130,933
Insurance Australia Group Ltd.	1,356,579	5,713,197
James Hardie Industries PLC	557,384	8,726,610
Macquarie Group Ltd.	172,357	10,900,624
Magellan Financial Group Ltd.	276,875	4,625,530
Mirvac Group	3,802,728	6,555,887
Oil Search Ltd.	1,683,725	9,273,151
Rio Tinto Ltd.	356,898	14,197,579
Seek Ltd.	456,584	5,473,547
Telstra Corp., Ltd.	3,534,094	14,090,837
Westfield Corp.	526,138	3,936,876
Woodside Petroleum Ltd.	436,955	9,688,502
Total		151,596,716
AUSTRIA 0.2%
Andritz AG	81,412	4,431,409
BELGIUM 1.8%
Anheuser-Busch InBev SA/NV	197,736	25,899,963
KBC Group NV (a)	261,366	15,214,629
Total		41,114,592
DENMARK 1.7%
Danske Bank A/S	480,410	14,018,210
Novo Nordisk A/S, Class B	452,118	18,786,237
Pandora A/S	66,590	8,047,585
Total		40,852,032
FINLAND 0.3%
Sampo OYJ, Class A	175,868	7,823,424
FRANCE 8.5%
Accor SA	200,497	7,952,807
AXA SA	681,982	14,510,011
Bouygues SA	222,091	7,358,583
Capgemini SA	91,256	8,937,029
Cie de Saint-Gobain	272,307	11,767,815
Danone SA	134,374	9,970,178
Edenred	318,947	7,457,784
L’Oreal SA	45,809	8,650,344
Legrand SA	131,510	7,752,958
Renault SA	128,417	10,550,969

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
Rexel SA	219,536	$3,365,070
Sanofi	391,324	29,734,109
Societe Generale SA	421,513	14,574,526
Suez	297,322	4,908,078
Total SA	513,434	24,322,212
Valeo SA	89,481	5,219,922
VINCI SA	164,450	12,584,135
Vivendi SA	568,332	11,459,916
Total		201,076,446
GERMANY 8.7%
Adidas AG	105,342	18,282,892
Axel Springer SE	126,840	6,494,495
BASF SE	239,296	20,459,358
Bayer AG, Registered Shares	166,312	16,707,892
Deutsche Boerse AG (a)	73,139	5,927,891
Deutsche Post AG	513,956	16,061,937
Deutsche Telekom AG, Registered Shares	1,300,826	21,802,329
Deutsche Wohnen AG	239,461	8,703,442
Dialog Semiconductor PLC (a)	139,881	5,392,096
E.ON SE	1,069,239	7,583,928
Fresenius SE & Co. KGaA	213,564	17,035,795
GEA Group AG	104,668	5,809,565
ProSiebenSat.1 Media AG	179,570	7,689,561
SAP SE	333,326	30,299,811
Symrise AG	137,548	10,078,978
Telefonica Deutschland Holding AG	1,536,827	6,182,216
Uniper SE (a)(b)	—	5
Total		204,512,191
HONG KONG 3.7%
AIA Group Ltd.	2,850,200	19,166,866
BOC Hong Kong Holdings Ltd.	4,305,500	14,649,039
Cheung Kong Property Holding Ltd.	1,325,316	9,748,833
CK Hutchison Holdings Ltd.	1,016,816	12,997,192
Hongkong Electric Holdings Ltd.	949,500	9,291,494
Hysan Development Co., Ltd.	1,353,000	6,365,942
Sino Land Co., Ltd.	2,226,000	3,967,463
Techtronic Industries Co., Ltd.	2,907,500	11,389,534
Total		87,576,363
IRELAND 1.5%
CRH PLC	307,937	10,296,334
Shire PLC	381,317	24,702,305
Total		34,998,639

Issuer	Shares	Value

Common Stocks (continued)
ISRAEL 0.8%
Teva Pharmaceutical Industries Ltd.	68,100	$3,160,855
Teva Pharmaceutical Industries Ltd., ADR	347,334	15,980,837
Total		19,141,692
ITALY 1.6%
Intesa Sanpaolo SpA	6,802,597	15,084,702
Leonardo-Finmeccanica SpA (a)	1,080,958	12,252,222
Telecom Italia SpA (a)	11,031,592	9,157,933
Total		36,494,857
JAPAN 22.6%
Alps Electric Co., Ltd.	243,600	5,879,962
Asahi Group Holdings Ltd.	247,600	9,019,389
Astellas Pharma, Inc.	759,100	11,856,427
Bridgestone Corp.	192,900	7,107,166
Casio Computer Co., Ltd.	249,400	3,491,853
Daito Trust Construction Co., Ltd.	48,100	7,693,094
Denso Corp.	87,500	3,491,647
Dentsu, Inc.	172,000	8,754,400
Disco Corp.	27,300	3,233,297
East Japan Railway Co.	54,500	4,919,391
FANUC Corp.	27,900	4,712,741
Fuji Heavy Industries Ltd.	217,900	8,175,498
Honda Motor Co., Ltd.	1,066,500	30,779,511
Hoya Corp.	168,500	6,778,391
Inpex Corp.	368,300	3,348,757
Japan Tobacco, Inc.	462,300	18,924,356
Kamigumi Co., Ltd.	460,000	4,013,024
Kao Corp.	188,700	10,668,726
KDDI Corp.	549,600	17,027,715
Keyence Corp.	16,600	12,162,648
Komatsu Ltd.	481,900	11,054,407
Kubota Corp.	481,500	7,287,750
Leopalace21 Corp.	1,141,700	7,545,213
Makita Corp.	88,500	6,305,609
Minebea Co., Ltd.	422,000	3,991,127
MISUMI Group, Inc.	505,400	9,497,833
Mitsubishi Corp.	210,900	4,807,691
Mitsubishi UFJ Financial Group, Inc.	5,028,200	25,473,296
Mitsui Chemicals, Inc.	1,744,000	8,295,774
Mitsui Fudosan Co., Ltd.	306,000	6,509,971
NGK Insulators Ltd.	284,000	5,901,682
Nidec Corp.	94,000	8,688,718
Nintendo Co., Ltd.	24,400	6,533,166
Nippon Prologis REIT, Inc.	1,358	3,434,719
Nippon Telegraph & Telephone Corp.	481,600	22,026,453
Nitori Co., Ltd.	61,900	7,420,124

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Nitto Denko Corp.	90,500	$5,877,595
Obic Co., Ltd.	64,700	3,445,200
Olympus Corp.	434,700	15,180,314
Oriental Land Co., Ltd.	73,000	4,445,539
ORIX Corp.	1,362,900	20,106,398
Otsuka Corp.	96,600	4,588,176
Rakuten, Inc.	400,500	5,227,848
Recruit Holdings Co., Ltd.	178,200	7,269,348
Seven & I Holdings Co., Ltd.	192,900	9,119,405
Seven Bank Ltd.	21,700	69,503
Shimizu Corp.	407,000	3,637,563
Shinsei Bank Ltd.	3,524,000	5,343,882
Shionogi & Co., Ltd.	244,800	12,541,967
SoftBank Group Corp.	190,400	12,339,559
Sony Corp.	552,300	18,298,027
Sony Financial Holdings, Inc.	286,900	3,951,106
Square Enix Holdings Co., Ltd.	192,300	6,631,096
Sumitomo Chemical Co., Ltd.	1,262,000	5,607,585
Sumitomo Heavy Industries Ltd.	787,000	3,888,551
Suruga Bank Ltd.	205,700	4,930,554
Suzuki Motor Corp.	313,000	10,483,945
Sysmex Corp.	104,100	7,723,540
Taisei Corp.	652,000	4,891,478
Tokio Marine Holdings, Inc.	221,000	8,475,346
Tokyo Electron Ltd.	71,400	6,310,616
TOTO Ltd.	33,000	1,247,634
Trend Micro, Inc.	218,200	7,611,942
USS Co., Ltd.	278,100	4,706,705
Yahoo! Japan Corp.	495,300	1,975,658
Total		532,737,606
NETHERLANDS 3.7%
Altice NV, Class A (a)	404,524	7,257,116
Altice NV, Class B (a)	211,861	3,815,043
Koninklijke Ahold Delhaize NV	353,659	8,060,864
Koninklijke KPN NV	1,851,103	6,144,732
Koninklijke Philips NV	557,079	16,508,455
Mobileye NV (a)	158,000	6,726,060
RELX NV	319,938	5,748,637
Unilever NV-CVA	556,427	25,674,419
Wolters Kluwer NV	152,966	6,546,026
Total		86,481,352
NORWAY 0.7%
Statoil ASA	579,122	9,699,602
Yara International ASA	211,317	7,020,463
Total		16,720,065

Issuer	Shares	Value

Common Stocks (continued)
PORTUGAL —%
Galp Energia SGPS SA	56,712	$775,000
SINGAPORE 1.0%
ComfortDelGro Corp., Ltd.	2,411,200	4,987,533
SATS Ltd.	815,500	2,980,964
United Overseas Bank Ltd.	1,062,067	14,734,894
Total		22,703,391
SPAIN 3.1%
Amadeus IT Group SA, Class A	283,773	14,175,979
Banco Bilbao Vizcaya Argentaria SA	1,303,230	7,879,154
Bankinter SA	918,040	6,530,063
Ferrovial SA	339,859	7,234,738
Iberdrola SA	2,302,969	15,656,759
Industria de Diseno Textil SA	297,419	11,025,480
Red Electrica Corp. SA	261,532	5,642,272
Tecnicas Reunidas SA	122,236	4,764,100
Total		72,908,545
SWEDEN 3.3%
Alfa Laval AB	549,177	8,610,098
Atlas Copco AB, Class A	60,169	1,811,635
Lundin Petroleum AB (a)	617,074	11,285,834
Nordea Bank AB	2,190,030	21,737,429
Svenska Cellulosa AB, Class B	449,456	13,349,348
Swedbank AB, Class A	526,352	12,369,161
Telefonaktiebolaget LM Ericsson, Class B	670,872	4,844,561
Telia Co. AB	986,987	4,420,203
Total		78,428,269
SWITZERLAND 7.5%
ABB Ltd.	532,680	11,958,570
Clariant AG, Registered Shares	446,772	7,689,169
Credit Suisse Group AG, Registered Shares	1,123,012	14,692,210
Glencore PLC	3,000,681	8,251,215
Julius Baer Group Ltd.	183,325	7,459,431
LafargeHolcim Ltd., Registered Shares	100,755	5,444,815
Nestlé SA, Registered Shares	553,990	43,652,017
Novartis AG, Registered Shares	631,943	49,696,804
Partners Group Holding AG	16,742	8,444,241
Syngenta AG, Registered Shares	8,428	3,686,979
Zurich Insurance Group AG	58,130	14,958,827
Total		175,934,278

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM 16.1%
Amec Foster Wheeler PLC	979,792	$7,257,803
AstraZeneca PLC	100,695	6,531,009
Aviva PLC	1,787,796	10,207,489
BAE Systems PLC	1,861,238	12,641,199
British American Tobacco PLC	211,862	13,538,017
BT Group PLC	1,837,589	9,266,354
Capita Group PLC (The)	440,203	3,822,811
Carphone Warehouse Group PLC	750,972	3,586,875
Croda International PLC	144,718	6,535,153
Diageo PLC	874,624	25,059,187
Direct Line Insurance Group PLC	943,328	4,460,388
GlaxoSmithKline PLC	1,294,700	27,571,588
HSBC Holdings PLC	1,633,657	12,253,762
Imperial Brands PLC	479,250	24,682,571
InterContinental Hotels Group PLC	111,560	4,598,230
Lloyds Banking Group PLC	19,992,838	14,135,926
London Stock Exchange Group PLC	102,796	3,730,691
Man Group PLC	2,339,213	3,413,998
Prudential PLC	813,041	14,400,486
Randgold Resources Ltd.	123,348	12,446,458
Reckitt Benckiser Group PLC	128,070	12,059,744
RELX PLC	245,000	4,645,853
Rightmove PLC	52,094	2,850,762
Rio Tinto PLC	539,713	18,009,881
Rolls-Royce Holdings PLC	932,531	8,702,636
Royal Dutch Shell PLC, Class A	1,875,118	46,518,489
St. James’s Place PLC	451,087	5,542,730
Taylor Wimpey PLC	5,233,954	10,454,123
Unilever PLC	284,796	13,490,154
Vodafone Group PLC	7,396,372	21,258,736
Wolseley PLC	150,656	8,504,125
WPP PLC	352,111	8,278,887
Total		380,456,115
Total Common Stocks (Cost: $2,207,563,362)		$2,196,762,982

Preferred Stocks 0.3%
GERMANY 0.3%
Volkswagen AG	65,482	$8,602,744
Total Preferred Stocks (Cost: $8,555,789)		$8,602,744

Issuer	Shares	Value

Rights —%
SPAIN —%
Banco Bilbao Vizcaya Argentaria SA Rights (a)	1,303,230	$117,118
Total Rights (Cost: $117,118)		$117,118

	Shares	Value

Money Market Funds 6.1%
Columbia Short-Term Cash Fund, 0.382% (c)(d)	143,230,591	$143,230,591
Total Money Market Funds (Cost: $143,230,591)		$143,230,591
Total Investments
(Cost: $2,359,466,860) (e)		$2,348,713,435(f)
Other Assets & Liabilities, Net		8,500,253
Net Assets		$2,357,213,688

At September 30, 2016, cash totaling $4,956,000 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Mini MSCI EAFE Index	1,180	USD	100,695,300	12/2016	281,304	—
Mini MSCI EAFE Index	140	USD	11,946,900	12/2016	5,922	—
Total			112,642,200		287,226	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	Represents fractional shares.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	116,483,103	252,043,294	(225,295,806)	143,230,591	368,135	143,230,591

(e)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $2,359,467,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$150,148,000
Unrealized Depreciation	(160,902,000)
Net Unrealized Depreciation	$(10,754,000)

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	151,596,716	—	151,596,716
Austria	—	4,431,409	—	4,431,409
Belgium	—	41,114,592	—	41,114,592
Denmark	—	40,852,032	—	40,852,032
Finland	—	7,823,424	—	7,823,424
France	—	201,076,446	—	201,076,446
Germany	—	204,512,191	—	204,512,191
Hong Kong	—	87,576,363	—	87,576,363
Ireland	—	34,998,639	—	34,998,639
Israel	15,980,837	3,160,855	—	19,141,692
Italy	—	36,494,857	—	36,494,857
Japan	—	532,737,606	—	532,737,606
Netherlands	6,726,060	79,755,292	—	86,481,352
Norway	—	16,720,065	—	16,720,065
Portugal	—	775,000	—	775,000
Singapore	—	22,703,391	—	22,703,391
Spain	—	72,908,545	—	72,908,545
Sweden	—	78,428,269	—	78,428,269
Switzerland	—	175,934,278	—	175,934,278
United Kingdom	—	380,456,115	—	380,456,115
Total Common Stocks	22,706,897	2,174,056,085	—	2,196,762,982
Preferred Stocks
Germany	—	8,602,744	—	8,602,744
Rights
Spain	—	117,118	—	117,118
Investments measured at net asset value
Money Market Funds	—	—	—	143,230,591
Total Investments	22,706,897	2,182,775,947	—	2,348,713,435
Derivatives
Assets
Futures Contracts	287,226	—	—	287,226
Total	22,994,123	2,182,775,947	—	2,349,000,661

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – T. Rowe Price Large Cap Value Fund (formerly known as Variable Portfolio – NFJ Dividend Value Fund)

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.3%
CONSUMER DISCRETIONARY 7.9%
Automobiles 4.0%
Ford Motor Co.	3,194,000	$38,551,580
General Motors Co.	1,371,200	43,563,024
Total		82,114,604
Leisure Products 1.9%
Mattel, Inc.	1,237,900	37,483,612
Media 2.0%

Time Warner, Inc.	508,900	40,513,529
TOTAL CONSUMER DISCRETIONARY		160,111,745
CONSUMER STAPLES 4.7%
Food & Staples Retailing 3.1%
Wal-Mart Stores, Inc.	865,000	62,383,800
Household Products 1.6%
Procter & Gamble Co. (The)	362,395	32,524,951
TOTAL CONSUMER STAPLES		94,908,751
ENERGY 13.3%
Oil, Gas & Consumable Fuels 13.3%
Chevron Corp.	413,000	42,505,960
Exxon Mobil Corp.	568,600	49,627,408
Royal Dutch Shell PLC, ADR, Class A	1,781,300	89,189,691
Sasol Ltd., ADR	1,558,100	42,567,292
Total SA, ADR	967,100	46,130,670
Total		270,021,021
TOTAL ENERGY		270,021,021
FINANCIALS 25.6%
Banks 16.6%
Citigroup, Inc.	855,200	40,391,096
Fifth Third Bancorp	2,336,700	47,808,882
JPMorgan Chase & Co.	1,271,900	84,695,821
PNC Financial Services Group, Inc. (The)	489,100	44,063,019
U.S. Bancorp	958,400	41,105,776
Wells Fargo & Co.	1,819,500	80,567,460
Total		338,632,054
Consumer Finance 2.0%
American Express Co.	644,700	41,286,588

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 7.0%
Hartford Financial Services Group, Inc. (The)	786,400	$33,673,648
MetLife, Inc.	842,500	37,432,275
Travelers Companies, Inc. (The)	615,500	70,505,525
Total		141,611,448
TOTAL FINANCIALS		521,530,090
HEALTH CARE 7.7%
Biotechnology 2.0%
AbbVie, Inc.	641,600	40,465,712
Health Care Providers & Services 2.0%
Quest Diagnostics, Inc.	484,600	41,011,698
Pharmaceuticals 3.7%
Johnson & Johnson	340,400	40,211,452
Pfizer, Inc.	1,063,100	36,007,197
Total		76,218,649
TOTAL HEALTH CARE		157,696,059
INDUSTRIALS 10.8%
Aerospace & Defense 4.3%
General Dynamics Corp.	315,900	49,015,044
United Technologies Corp.	393,300	39,959,280
Total		88,974,324
Construction & Engineering 2.2%
Fluor Corp.	867,100	44,499,572
Electrical Equipment 2.2%
Eaton Corp. PLC	676,300	44,439,673
Road & Rail 2.1%
Ryder System, Inc.	653,551	43,101,689
TOTAL INDUSTRIALS		221,015,258
INFORMATION TECHNOLOGY 11.4%
Communications Equipment 2.3%
Cisco Systems, Inc.	1,459,400	46,292,168

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 2.0%
International Business Machines Corp.	252,600	$40,125,510
Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	1,097,200	41,419,300
Software 3.6%
CA, Inc.	1,031,900	34,135,252
Oracle Corp.	1,001,400	39,334,992
Total		73,470,244
Technology Hardware, Storage & Peripherals 1.5%
Apple, Inc.	279,700	31,620,085
TOTAL INFORMATION TECHNOLOGY		232,927,307
MATERIALS 4.4%
Chemicals 2.3%
Celanese Corp., Class A	693,700	46,172,672
Containers & Packaging 2.1%
International Paper Co.	917,000	43,997,660
TOTAL MATERIALS		90,170,332
TELECOMMUNICATION SERVICES 6.6%
Diversified Telecommunication Services 6.6%
AT&T, Inc.	2,140,300	86,917,583
Verizon Communications, Inc.	931,300	48,408,974
Total		135,326,557
TOTAL TELECOMMUNICATION SERVICES		135,326,557

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 5.9%
Electric Utilities 4.0%
American Electric Power Co., Inc.	630,400	$40,477,984
Entergy Corp.	524,500	40,244,885
Total		80,722,869
Multi-Utilities 1.9%
Public Service Enterprise Group, Inc.	921,200	38,570,644
TOTAL UTILITIES		119,293,513
Total Common Stocks (Cost: $1,824,102,507)		$2,003,000,633

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.382% (a)(b)	34,978,104	$34,978,104
Total Money Market Funds (Cost: $34,978,104)		$34,978,104
Total Investments
(Cost: $1,859,080,611)		$2,037,978,737(c)
Other Assets & Liabilities, Net		562,473
Net Assets		$2,038,541,210

Notes to Portfolio of Investments

(a) The rate shown is the seven-day current annualized yield at September 30, 2016.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	118,873,688	362,464,107	(446,359,691)	34,978,104	247,733	34,978,104

(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)

Investments
Common Stocks
Consumer Discretionary	160,111,745	—	—	160,111,745
Consumer Staples	94,908,751	—	—	94,908,751
Energy	270,021,021	—	—	270,021,021
Financials	521,530,090	—	—	521,530,090
Health Care	157,696,059	—	—	157,696,059
Industrials	221,015,258	—	—	221,015,258
Information Technology	232,927,307	—	—	232,927,307
Materials	90,170,332	—	—	90,170,332
Telecommunication Services	135,326,557	—	—	135,326,557
Utilities	119,293,513	—	—	119,293,513
Total Common Stocks	2,003,000,633	—	—	2,003,000,633
Investments measured at net asset value
Money Market Funds	—	—	—	34,978,104
Total Investments	2,003,000,633	—	—	2,037,978,737

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – TCW Core Plus Bond Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 20.2%
Airlines 0.6%
America West Airlines Pass-Through Trust
04/02/21	7.100%	$2,267,259	$2,459,977
American Airlines Pass-Through Trust
01/31/21	5.250%	1,892,736	2,051,253
01/15/23	4.950%	3,162,893	3,443,758
Continental Airlines Pass-Through Trust
06/15/21	6.703%	408,300	438,412
04/19/22	5.983%	9,278,383	10,461,376
Guanay Finance Ltd. (a)
12/15/20	6.000%	1,305,794	1,333,542
Total			20,188,318
Apartment REIT 0.1%
Post Apartment Homes LP
12/01/22	3.375%	2,315,000	2,371,822

Automotive 0.6%
Ford Motor Credit Co. LLC
12/15/16	8.000%	800,000	811,286
12/06/17	1.724%	1,115,000	1,116,048
Ford Motor Credit Co. LLC (b)
01/09/18	1.605%	7,000,000	7,017,864
General Motors Financial Co., Inc.
07/10/17	2.625%	3,525,000	3,552,964
09/25/17	3.000%	4,000,000	4,051,084
07/06/21	3.200%	1,755,000	1,776,553
Nemak SAB de CV (a)
02/28/23	5.500%	1,000,000	1,019,000
Total			19,344,799
Banking 4.7%
Bank of America Corp.
08/28/17	6.400%	6,000,000	6,259,980
10/19/20	2.625%	4,000,000	4,081,968
01/24/22	5.700%	3,000,000	3,489,663
04/01/44	4.875%	4,075,000	4,722,632
Bank of America Corp. (b)
04/01/19	1.716%	6,000,000	6,021,972
Subordinated
12/01/26	1.492%	1,000,000	862,509
Bank of America NA
Subordinated
06/15/17	6.100%	3,850,000	3,974,240
Bank of America NA (b)
Subordinated
06/15/17	1.150%	3,150,000	3,148,551
Chase Capital VI Junior Subordinated (b)
08/01/28	1.262%	3,000,000	2,636,250
Citigroup, Inc.
11/21/17	6.125%	8,000,000	8,411,200
05/15/18	6.125%	5,000,000	5,352,215
Citigroup, Inc. (b)
04/08/19	1.431%	8,000,000	8,010,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Discover Bank
11/13/18	2.600%	$3,295,000	$3,347,693
06/04/20	3.100%	5,000,000	5,142,410
Goldman Sachs Group, Inc. (The)
04/01/18	6.150%	5,000,000	5,325,555
07/08/24	3.850%	4,750,000	5,042,154
Goldman Sachs Group, Inc. (The) (b)
12/15/17	1.650%	2,000,000	2,006,112
HBOS PLC Subordinated (a)
05/21/18	6.750%	1,000,000	1,068,793
ICICI Bank Ltd. Junior Subordinated (a)(b)
04/30/22	6.375%	800,000	815,222
JPMorgan Chase & Co.
10/29/20	2.550%	7,605,000	7,739,266
05/18/23	2.700%	3,260,000	3,293,630
Subordinated
09/10/24	3.875%	2,500,000	2,631,935
JPMorgan Chase Bank NA Subordinated
10/01/17	6.000%	3,033,000	3,163,173
JPMorgan Chase Capital XXI Junior Subordinated (b)
02/02/37	1.709%	4,500,000	3,600,000
Lloyds Banking Group PLC Subordinated
11/04/24	4.500%	2,000,000	2,070,724
Macquarie Bank Ltd. Subordinated (a)
04/07/21	6.625%	3,174,000	3,655,090
Morgan Stanley
01/09/17	5.450%	4,450,000	4,498,883
04/01/18	6.625%	1,831,000	1,961,880
05/13/19	7.300%	5,000,000	5,682,525
07/24/20	5.500%	4,500,000	5,042,848
Royal Bank of Scotland Group PLC
10/21/19	6.400%	4,000,000	4,420,840
Wells Fargo & Co.
07/22/20	2.600%	4,065,000	4,148,507
07/26/21	2.100%	3,587,000	3,574,711
04/22/26	3.000%	12,440,000	12,556,973
Total			147,760,904
Cable and Satellite 0.5%
Altice US Finance I Corp. (a)
07/15/23	5.375%	2,205,000	2,279,419
CCO Holdings LLC/Capital Corp.
09/01/23	5.750%	1,468,000	1,554,245
CCO Holdings LLC/Capital Corp. (a)
05/01/23	5.125%	2,000,000	2,087,500
CSC Holdings LLC
02/15/19	8.625%	1,000,000	1,116,250
CSC Holdings LLC (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
10/15/25	6.625%	$1,000,000	$1,085,000
04/15/27	5.500%	296,000	302,660
Charter Communications Operating LLC/Capital (a)
10/23/45	6.484%	5,380,000	6,506,152
DISH DBS Corp.
06/01/21	6.750%	1,140,000	1,231,200
07/15/22	5.875%	500,000	513,865
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	400,000	406,000
Total			17,082,291
Diversified Manufacturing 0.3%
General Electric Co.
01/14/38	5.875%	517,000	692,411
General Electric Co. (b)
05/05/26	1.158%	3,000,000	2,919,552
Siemens Financieringsmaatschappij NV (a)
09/15/23	2.000%	4,765,000	4,694,683
Total			8,306,646
Electric 1.8%
AES Gener SA (a)
07/14/25	5.000%	350,000	362,930
Appalachian Power Co.
05/15/33	5.950%	3,225,000	3,894,829
Duke Energy Carolinas LLC
12/15/41	4.250%	900,000	999,839
Duke Energy Corp. (b)
04/03/17	1.033%	6,500,000	6,506,786
Duquesne Light Holdings, Inc. (a)
09/15/20	6.400%	5,350,000	6,195,236
Dynegy, Inc.
06/01/23	5.875%	500,000	453,750
Entergy Louisiana LLC
04/01/25	3.780%	5,900,000	6,373,794
FirstEnergy Transmission LLC (a)
01/15/25	4.350%	6,950,000	7,452,714
Florida Power & Light Co.
10/01/44	4.050%	2,585,000	2,893,150
Homer City Generation LP PIK
10/01/26	8.734%	1,829,600	658,656
IPALCO Enterprises, Inc.
05/01/18	5.000%	3,840,000	4,003,200
MidAmerican Energy Co.
10/15/44	4.400%	5,875,000	6,846,531
NextEra Energy Capital Holdings, Inc.
09/01/17	2.056%	2,000,000	2,010,852
Northern States Power Co.
08/15/45	4.000%	2,250,000	2,498,566

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
PacifiCorp
07/01/25	3.350%	$2,000,000	$2,153,214
Public Service Electric & Gas Co.
05/01/45	4.050%	3,005,000	3,368,362
Total			56,672,409
Finance Companies 0.3%
AerCap Ireland Capital Ltd./Global Aviation Trust
07/01/20	4.250%	1,780,000	1,846,750
CIT Group, Inc.
08/15/17	4.250%	5,000,000	5,093,750
GE Capital International Funding Co. Unlimited Co.
11/15/35	4.418%	1,732,000	1,943,936
International Lease Finance Corp. (a)
09/01/18	7.125%	1,975,000	2,155,219
Total			11,039,655
Food and Beverage 0.8%
Anheuser-Busch InBev Finance, Inc.
02/01/26	3.650%	3,634,000	3,902,916
02/01/46	4.900%	6,591,000	7,841,847
Constellation Brands, Inc.
05/01/22	6.000%	1,000,000	1,148,750
Kraft Heinz Foods Co.
07/15/25	3.950%	3,060,000	3,310,733
06/01/26	3.000%	1,200,000	1,209,574
07/15/45	5.200%	6,250,000	7,391,412
Total			24,805,232
Gaming —%
Churchill Downs, Inc. (a)
12/15/21	5.375%	835,000	868,400

Health Care 0.9%
Catholic Health Initiatives
08/01/18	2.600%	1,525,000	1,554,214
11/01/22	2.950%	2,975,000	3,010,584
DaVita, Inc.
07/15/24	5.125%	1,500,000	1,530,000
05/01/25	5.000%	2,000,000	2,007,500
HCA, Inc.
02/15/20	6.500%	4,000,000	4,430,000
05/01/23	4.750%	1,250,000	1,303,125
Hartford HealthCare Corp.
04/01/44	5.746%	3,000,000	3,788,622
Northwell Healthcare, Inc.
11/01/43	6.150%	4,340,000	5,915,707
Tenet Healthcare Corp.
10/01/20	6.000%	1,000,000	1,057,500
Tenet Healthcare Corp. (b)
06/15/20	4.350%	2,500,000	2,512,750
Total			27,110,002

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Healthcare Insurance 0.2%
Aetna, Inc.
06/07/18	1.700%	$7,800,000	$7,824,851

Healthcare REIT 1.8%
Alexandria Real Estate Equities, Inc.
06/15/23	3.900%	9,700,000	10,169,237
HCP, Inc.
11/15/23	4.250%	7,150,000	7,507,264
08/15/24	3.875%	2,000,000	2,047,206
Healthcare Realty Trust, Inc.
01/15/21	5.750%	4,215,000	4,788,088
Healthcare Trust of America Holdings LP
07/15/21	3.375%	8,900,000	9,222,865
Ventas Realty LP/Capital Corp.
04/01/20	2.700%	905,000	927,406
03/01/22	4.250%	978,000	1,065,441
Ventas Realty LP
01/15/26	4.125%	7,205,000	7,749,129
10/15/26	3.250%	4,095,000	4,133,268
Welltower, Inc.
01/15/21	4.950%	667,000	738,703
01/15/22	5.250%	6,173,000	6,995,929
03/15/23	3.750%	780,000	819,114
Total			56,163,650
Independent Energy 0.2%
Devon Energy Corp.
12/15/25	5.850%	1,900,000	2,138,220
Marathon Oil Corp.
07/15/23	8.125%	2,000,000	2,290,074
Noble Energy, Inc.
11/15/24	3.900%	1,000,000	1,019,908
11/15/44	5.050%	1,700,000	1,678,393
Total			7,126,595
Integrated Energy —%
Exxon Mobil Corp.
03/06/45	3.567%	393,000	398,214

Life Insurance 1.0%
Guardian Life Insurance Co. of America (The) Subordinated (a)
06/19/64	4.875%	1,850,000	1,942,404
Jackson National Life Global Funding (a)
04/29/26	3.050%	5,181,000	5,266,155
MassMutual Global Funding II (a)
10/17/22	2.500%	3,370,000	3,426,815
MetLife, Inc. Junior Subordinated
12/15/36	6.400%	4,475,000	4,953,265

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
Pricoa Global Funding I (a)
05/16/19	2.200%	$4,000,000	$4,074,228
Principal Life Global Funding II (a)
04/18/26	3.000%	5,925,000	6,020,298
Prudential Insurance Co. of America (The) Subordinated (a)
07/01/25	8.300%	2,000,000	2,683,814
Teachers Insurance & Annuity Association of America Subordinated (a)(b)
09/15/54	4.375%	3,920,000	3,990,650
Total			32,357,629
Midstream 1.0%
Boardwalk Pipeline Partners LP
02/01/23	3.375%	2,563,000	2,431,879
Boardwalk Pipelines LP
06/01/18	5.200%	1,000,000	1,017,243
09/15/19	5.750%	1,150,000	1,225,347
Enbridge Energy Partners LP
10/15/25	5.875%	2,500,000	2,869,288
Energy Transfer Partners LP
02/01/23	3.600%	2,510,000	2,470,219
02/01/24	4.900%	1,350,000	1,405,991
01/15/26	4.750%	1,500,000	1,549,727
02/01/42	6.500%	1,525,000	1,590,694
10/01/43	5.950%	2,000,000	2,020,142
03/15/45	5.150%	2,000,000	1,852,564
Kinder Morgan Energy Partners LP
02/01/24	4.150%	1,000,000	1,020,467
05/01/24	4.300%	2,350,000	2,430,269
Regency Energy Partners LP/Finance Corp.
11/01/23	4.500%	1,000,000	1,006,735
Rockies Express Pipeline LLC (a)
04/15/20	5.625%	1,500,000	1,582,500
Sabine Pass LNG LP
11/30/16	7.500%	1,600,000	1,612,000
Texas Eastern Transmission LP (a)
10/15/22	2.800%	1,850,000	1,845,445
Williams Partners LP/ACMP Finance Corp.
05/15/23	4.875%	2,000,000	2,023,494
03/15/24	4.875%	2,000,000	2,021,424
Total			31,975,428
Office REIT 0.2%
Boston Properties LP
05/15/21	4.125%	1,351,000	1,469,203
Piedmont Operating Partnership LP
06/01/23	3.400%	4,815,000	4,742,327
Total			6,211,530

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Financial Institutions 0.1%
PT Perusahaan Gas Negara Persero Tbk (a)
05/16/24	5.125%	$2,400,000	$2,598,650

Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)(b)
12/15/19	3.850%	900,000	912,420
05/15/21	4.067%	314,000	317,925
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	2,000,000	2,062,500
Total			3,292,845
Pharmaceuticals 1.6%
AbbVie, Inc.
05/14/26	3.200%	3,000,000	3,037,062
05/14/45	4.700%	5,000,000	5,383,900
Actavis Funding SCS
03/15/25	3.800%	3,500,000	3,704,239
03/15/35	4.550%	2,400,000	2,549,275
Actavis Funding
03/15/45	4.750%	5,275,000	5,767,812
Amgen, Inc. (a)
06/15/51	4.663%	4,000,000	4,263,068
AstraZeneca PLC
11/16/25	3.375%	1,500,000	1,601,955
Biogen, Inc.
09/15/45	5.200%	2,406,000	2,830,070
Celgene Corp.
08/15/45	5.000%	4,880,000	5,494,475
Gilead Sciences, Inc.
03/01/27	2.950%	6,330,000	6,396,585
03/01/46	4.750%	750,000	838,164
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	1,000,000	1,035,000
Johnson & Johnson
12/05/43	4.500%	3,135,000	3,938,610
Valeant Pharmaceuticals International, Inc. (a)
12/01/21	5.625%	800,000	712,000
05/15/23	5.875%	1,300,000	1,121,250
04/15/25	6.125%	2,500,000	2,153,125
Total			50,826,590
Property & Casualty 0.7%
Berkshire Hathaway, Inc.
03/15/26	3.125%	3,175,000	3,337,115
02/11/43	4.500%	6,302,000	7,300,640
Farmers Exchange Capital II Subordinated (a)(b)
11/01/53	6.151%	3,810,000	4,077,950
Farmers Exchange Capital Subordinated (a)
07/15/28	7.050%	3,225,000	3,869,832

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
Nationwide Mutual Insurance Co. (a)
Subordinated
04/01/33	7.875%	$1,330,000	$1,841,796
Nationwide Mutual Insurance Co. (a)(b)
Subordinated
12/15/24	3.140%	2,815,000	2,758,779
Total			23,186,112
Railroads 0.1%
Burlington Northern Santa Fe LLC
04/01/45	4.150%	2,025,000	2,230,228

Refining —%
Reliance Holdings USA, Inc. (a)
10/19/20	4.500%	650,000	702,517

Retail REIT 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC (a)
09/17/19	2.700%	7,485,000	7,673,727

Retailers 0.5%
CVS Health Corp.
07/20/45	5.125%	6,465,000	7,910,865
Wal-Mart Stores, Inc.
10/02/43	4.750%	3,000,000	3,708,261
Walgreens Boots Alliance, Inc.
06/01/26	3.450%	1,400,000	1,453,365
11/18/44	4.800%	2,500,000	2,755,878
Total			15,828,369
Technology 0.8%
Apple, Inc.
05/13/45	4.375%	2,140,000	2,361,278
02/23/46	4.650%	3,970,000	4,581,086
Baidu, Inc.
06/30/25	4.125%	400,000	429,574
First Data Corp. (a)
01/15/24	5.000%	3,085,000	3,131,275
MSCI, Inc. (a)
08/01/26	4.750%	755,000	764,438
Microsoft Corp.
02/12/45	3.750%	3,000,000	3,044,805
11/03/45	4.450%	2,500,000	2,842,262
NXP BV/Funding LLC (a)
06/01/21	4.125%	1,500,000	1,606,875
Oracle Corp.
09/15/23	2.400%	6,365,000	6,416,047
Total			25,177,640

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless 0.3%
SBA Communications Corp. (a)
09/01/24	4.875%	$2,212,000	$2,228,590
Sprint Communications, Inc. (a)
11/15/18	9.000%	3,250,000	3,583,125
T-Mobile USA, Inc.
04/28/22	6.731%	4,500,000	4,725,000
Total			10,536,715
Wirelines 0.8%
AT&T, Inc.
02/17/26	4.125%	4,000,000	4,322,404
09/01/40	5.350%	500,000	560,077
06/15/45	4.350%	2,349,000	2,313,889
05/15/46	4.750%	6,355,000	6,650,222
Level 3 Financing, Inc. (a)
03/15/26	5.250%	500,000	516,250
Verizon Communications, Inc.
11/01/42	3.850%	3,000,000	2,868,315
08/21/46	4.862%	6,000,000	6,720,378
Total			23,951,535
Total Corporate Bonds & Notes (Cost: $616,185,896)			$643,613,303

Residential Mortgage-Backed Securities - Agency 27.0%
Federal Home Loan Mortgage Corp.
04/01/31-09/01/46	3.000%	62,320,331	64,878,593
09/01/32-06/01/46	3.500%	171,203,831	182,176,456
07/01/35-06/01/41	5.000%	2,462,105	2,748,745
04/01/36-11/01/39	6.000%	413,579	473,521
06/01/38-02/01/41	5.500%	1,905,450	2,151,424
03/01/39-03/01/41	4.500%	10,835,967	11,944,771
08/01/44-03/01/46	4.000%	41,713,394	45,102,003
Federal Home Loan Mortgage Corp. (b)
CMO Series 2863 Class FM
10/15/31	1.024%	3,780,016	3,807,442
Federal Home Loan Mortgage Corp. (b)(c)
CMO IO Series 2980 Class SL
11/15/34	6.176%	425,265	107,040
Federal Home Loan Mortgage Corp. (c)
CMO IO Series 4037 Class PI
04/15/27	3.000%	1,293,758	116,321
CMO IO Series 4090 Class EI
08/15/22	2.500%	1,684,829	88,016
CMO IO Series 4093 Class IA
03/15/42	4.000%	2,157,500	628,464

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal Home Loan Mortgage Corp. (d)
08/01/46	3.500%	$24,982,672	$26,393,735
10/13/46	3.000%	16,525,000	17,171,798
Federal National Mortgage Association
12/01/25-02/01/46	3.500%	19,921,973	21,117,240
05/01/33-01/01/41	5.000%	1,393,490	1,550,508
10/01/33-08/01/43	3.000%	9,581,768	10,021,715
10/01/36-10/01/46	4.500%	71,780,000	78,790,276
11/01/38-11/01/40	6.000%	6,023,512	6,986,906
08/01/43-04/01/44	4.000%	20,912,346	23,045,485
CMO Series 2013-13 Class PH
04/25/42	2.500%	8,962,017	9,237,750
Federal National Mortgage Association (b)(c)
CMO IO Series 2004-94 Class HJ
10/25/34	6.175%	269,107	28,948
CMO IO Series 2006-8 Class HL
03/25/36	6.175%	2,343,227	509,572
CMO IO Series 2013-81 Class NS
10/25/42	5.675%	979,666	159,887
Federal National Mortgage Association (c)
CMO IO Series 2013-45 Class IK
02/25/43	3.000%	684,009	95,826
Federal National Mortgage Association (d)
10/18/31	2.500%	65,685,000	68,033,534
10/18/31-10/13/46	3.000%	115,445,000	120,158,778
10/13/46	4.000%	22,800,000	24,486,844
10/13/46	4.500%	4,815,000	5,273,063
Government National Mortgage Association
08/15/33-11/15/39	4.500%	375,184	417,531
04/15/35-06/15/41	5.000%	1,146,506	1,295,765
07/15/40-12/15/41	4.000%	1,864,490	2,019,647
04/20/46-05/20/46	3.500%	43,225,672	45,965,202
07/20/46	3.000%	18,609,358	19,520,640
Government National Mortgage Association (b)(c)
CMO IO Series 2013-124 Class SB
10/20/41	5.618%	3,107,346	323,851
Government National Mortgage Association (d)
08/20/46-10/20/46	3.000%	56,110,000	58,816,584
Government National Mortgage Association (e)
CMO PO Series 2006-26 Class PO
06/20/36	0.000%	67,137	61,941

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
NCUA Guaranteed Notes CMO Series 2011-R4 Class 1A (b)
03/06/20	0.874%	$1,192,532	$1,192,113
Total Residential Mortgage-Backed Securities - Agency (Cost: $846,206,915)			$856,897,935

Residential Mortgage-Backed Securities - Non-Agency 7.5%
Asset-Backed Funding Certificates Trust (b)
CMO Series 2005-HE1 Class M1
03/25/35	1.155%	10,634,913	10,418,926
CMO Series 2005-WF1 Class A2C
12/25/34	1.145%	3,181,131	3,177,422
BCAP LLC Trust (a)(b)
03/26/37	2.462%	3,620,191	3,609,533
CMO Series 2014-RR2 Class 11A1
05/26/37	0.683%	5,240,087	5,011,603
BCAP LLC Trust (b)
CMO Series 2007-AA1 Class 2A1
03/25/37	0.705%	9,413,953	8,763,135
Banc of America Funding Trust Series 2006-G Class 2A1 (b)
07/20/36	0.752%	2,616,052	2,456,056
Bear Stearns Asset-Backed Securities I Trust CMO Series 2005-HE12 Class M1 (b)
12/25/35	1.005%	11,700,625	11,491,698
CitiMortgage Alternative Loan Trust CMO Series 2006-A5 Class 1A12
10/25/36	6.000%	3,449,394	3,040,396
Citigroup Mortgage Loan Trust, Inc. (a)(b)
CMO Series 2015-6 Class 1A1
05/20/47	0.697%	8,569,887	8,204,955
CMO Series 2015-6 Class 2A1
12/25/35	0.763%	9,470,902	8,796,639
Citigroup Mortgage Loan Trust, Inc. (b)
CMO Series 2006-NC1 Class A2C
08/25/36	0.665%	5,057,006	4,679,602
Countrywide Alternative Loan Trust (b)
CMO Series 2005-76 Class 1A1
01/25/36	1.987%	7,975,442	7,302,423
Series 2006-HY12 Class A5
08/25/36	2.945%	12,423,584	11,742,225
Credit Suisse First Boston Mortgage Securities Corp. (b)
CMO Series 2004-AR8 Class 7A1
09/25/34	3.053%	714,674	694,564
Series 2004-AR5 Class 2A1
06/25/34	3.025%	2,559,951	2,537,263
Credit Suisse Mortgage Capital Certificates (a)
CMO Series 2015-5R Class 1A1
09/27/46	1.066%	8,297,510	8,018,378
Series 2009-14R Class 2A1
06/26/37	5.000%	2,167,711	2,222,072

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Credit Suisse Mortgage Capital Certificates (a)(b)
CMO Series 2009-3R Class 30A1
07/27/37	2.715%	$704,182	$703,972
CMO Series 2014-6R Class 5A1
07/27/36	0.608%	3,312,479	3,128,224
CMO Series 2015-5R Class 2A1
04/27/47	0.768%	7,985,118	7,612,772
Encore Credit Receivables Trust Series 2005-4 Class M1 (b)
01/25/36	0.945%	7,426,943	7,396,422
Federal National Mortgage Association CMO Series TCW-1061 Class A (a)(d)
08/23/36	2.000%	4,950,000	5,019,597
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/37	6.000%	1,718,663	1,317,168
First Horizon Alternative Mortgage Securities Trust (b)
CMO Series 2005-AA10 Class 2A1
12/25/35	2.713%	5,006,351	3,960,216
CMO Series 2005-AA7 Class 2A1
09/25/35	2.823%	4,485,821	3,946,973
CMO Series 2005-AA8 Class 2A1
10/25/35	2.770%	9,222,156	7,852,528
GMAC Mortgage Loan Trust CMO Series 2005-AR6 Class 2A1 (b)
11/19/35	3.312%	3,454,274	3,182,435
GSAA Home Equity Trust Series 2005-9 Class 1A1 (b)
08/25/35	0.805%	2,677,418	2,561,883
GSR Mortgage Loan Trust CMO Series 2005-AR6 Class 4A5 (b)
09/25/35	3.075%	1,793,606	1,796,150
IndyMac Index Mortgage Loan Trust (b)
CMO Series 2005-AR15 Class A1
09/25/35	3.030%	1,994,860	1,668,511
CMO Series 2006-AR27 Class 1A3
10/25/36	0.795%	7,492,784	4,899,819
Merrill Lynch First Franklin Mortgage Loan Trust CMO Series 2007-2 Class A2C (b)
05/25/37	0.765%	5,490,302	3,278,808
Merrill Lynch Mortgage-Backed Securities Trust CMO Series 2007-2 Class 1A1 (b)
08/25/36	2.889%	3,647,929	3,346,809
Morgan Stanley Mortgage Loan Trust CMO Series 2005-2AR Class A (b)
04/25/35	0.785%	3,656,042	3,385,453
MortgageIT Trust CMO Series 2005-4 Class A1 (b)
10/25/35	0.805%	9,266,043	8,463,671
Nationstar Home Equity Loan Trust CMO Series 2006-B Class AV4 (b)
09/25/36	0.805%	11,551,753	10,915,661
Nomura Resecuritization Trust (a)(b)
CMO Series 2014-2R Class 2A1

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
10/26/36	0.976%	$2,656,514	$2,629,152
CMO Series 2014-3R Class 1A1
01/26/37	0.722%	4,356,491	4,255,866
RALI Trust CMO Series 2005-QA8 Class CB21 (b)
07/25/35	3.684%	3,034,177	2,432,323
Residential Asset Securities Corp. Trust CMO Series 2005-KS8 Class M2 (b)
08/25/35	0.975%	4,926,792	4,876,810
Saxon Asset Securities Trust Series 2006-2 Class A2 (b)
09/25/36	0.655%	3,852,260	3,739,531
Soundview Home Loan Trust (b)
CMO Series 2005-OPT4 Class 2A3
12/25/35	0.785%	2,820,194	2,783,922
CMO Series 2006-WF2 Class A2C
12/25/36	0.665%	492,064	490,698
Structured Asset Investment Loan Trust CMO Series 2005-8 Class A4 (b)
10/25/35	1.245%	2,094,953	2,059,549
WaMu Mortgage Pass-Through Certificates Trust (b)
CMO Series 2003-AR10 Class A7
10/25/33	2.668%	1,814,267	1,846,266
CMO Series 2003-AR9 Class 1A6
09/25/33	2.784%	1,307,014	1,315,655
CMO Series 2005-AR15 Class A1A1
11/25/45	0.785%	5,151,604	4,803,645
CMO Series 2006-AR11 Class 1A
09/25/46	1.467%	10,324,392	8,478,545
CMO Series 2007-HY2 Class 1A1
12/25/36	2.603%	6,012,099	5,223,986
Series 2005-AR4 Class A5
04/25/35	2.783%	2,486,539	2,412,854
WaMu Mortgage Pass-Through Certificates CMO Series 2006-AR4 Class 1A1A (b)
05/25/46	1.447%	6,921,705	6,325,678
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $241,881,095)			$240,278,442

Commercial Mortgage-Backed Securities - Agency 4.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K501 Class A2
11/25/16	1.655%	45,924	45,916
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series K151 Class A3
04/25/30	3.511%	7,010,000	7,797,986
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (b)
Series KS02 Class A

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
08/25/23	0.876%	$7,725,782	$7,718,930
Federal National Mortgage Association
04/01/19	2.226%	7,967,546	8,016,134
10/01/20	3.426%	3,800,000	4,084,937
11/01/20	3.097%	3,954,854	4,198,346
12/01/20	3.632%	524,193	564,355
04/01/21	4.250%	3,941,000	4,368,454
06/01/21	4.374%	8,842,218	9,829,537
08/01/21	3.716%	9,386,168	10,269,635
06/01/23	2.764%	3,367,273	3,555,407
12/01/23	2.440%	3,200,000	3,326,989
05/01/25	2.670%	9,119,000	9,520,988
08/01/25	3.850%	4,490,297	5,054,031
08/01/25	3.850%	3,967,702	4,465,828
03/01/26	2.860%	4,600,000	4,851,912
08/01/26	2.330%	6,215,000	6,316,517
05/01/27	2.966%	7,217,860	7,657,608
01/01/29	3.820%	7,464,373	8,655,240
01/01/29	4.080%	6,881,825	7,916,885
03/01/31	3.200%	3,155,000	3,419,528
05/01/31	2.850%	6,420,000	6,650,123
Series 2001-M2 Class Z2
06/25/31	6.300%	32,276	33,374
Federal National Mortgage Association (b)(c)
CMO IO Series 2013-M12 Class SA
10/25/17	6.145%	430,903	5,123
CMO IO Series 2013-M14 Class SA
08/25/18	6.125%	14,978,357	1,125,024
Federal National Mortgage Association (b)
Series 2014-M12 Class FA
10/25/21	0.809%	3,182,258	3,151,870
Series 2015-M2 Class A3
12/25/24	3.150%	12,922,829	13,863,297
Government National Mortgage Association (c)
CMO IO Series 2011-78 Class IX
08/16/46	0.477%	23,847,260	659,637
Total Commercial Mortgage-Backed Securities - Agency (Cost: $144,426,002)			$147,123,611

Commercial Mortgage-Backed Securities - Non-Agency 1.4%
225 Liberty Street Trust Series 2016-225L Class A (a)
02/10/36	3.597%	3,090,000	3,336,921
Aventura Mall Trust Series 2013-AVM Class A (a)(b)
12/05/32	3.867%	3,025,000	3,250,468
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class A2
09/10/45	1.813%	3,000,000	3,006,252
Commercial Mortgage Trust Series 2016-787S Class A (a)
02/10/36	3.545%	3,095,000	3,331,674

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Credit Suisse Commercial Mortgage Trust Series 2007-C2 Class A1A (b)
01/15/49	5.526%	$4,151,640	$4,190,342
DBUBS Mortgage Trust Series 2011-LC2A Class A1FL (a)(b)
07/12/44	1.868%	2,757,127	2,751,250
GS Mortgage Securities Trust Series 2012-GC6 Class A2
01/10/45	2.539%	141,254	141,348
Government National Mortgage Association (b)(c)
CMO IO Series 2010-155 Class IO
06/16/39	0.383%	4,366,826	204,777
CMO IO Series 2011-121 Class IO
06/16/43	0.876%	11,533,966	285,951
CMO IO Series 2012-55 Class IO
04/16/52	0.945%	3,137,161	110,272
Government National Mortgage Association (c)
CMO IO Series 2012-125 Class IK
08/16/52	0.561%	25,000,000	391,680
JPMorgan Chase Commercial Mortgage Securities Trust (a)
Series 2010-CNTR Class A2
08/05/32	4.311%	2,370,000	2,549,075
Series 2011-C3 Class A2
02/15/46	3.673%	16,293	16,286
Series 2011-C3 Class A3
02/15/46	4.388%	6,100,000	6,316,966
Series 2011-C4 Class A3
07/15/46	4.106%	5,132,887	5,334,595
LB Commercial Mortgage Trust Series 2007-C3 Class A1A (b)
07/15/44	6.069%	2,958,570	3,019,471
RBS Commercial Funding, Inc., Trust Series 2013-GSP Class A (a)(b)
01/13/32	3.961%	3,035,000	3,324,105
VNDO Mortgage Trust Series 2012-6AVE Class A (a)
11/15/30	2.996%	3,100,000	3,243,966
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $45,409,924)			$44,805,399

Asset-Backed Securities - Non-Agency 5.6%
AMMC CLO 18 Ltd. Series 2016-18A Class AL1 (a)(b)
05/26/28	2.235%	8,000,000	8,016,760
Cedar Funding V CLO Ltd. Series 2016-5A Class A1 (a)(b)
07/17/28	2.243%	8,000,000	8,008,888
Education Loan Asset-Backed Trust I (a)(b)
Series 2013-1 Class A1
06/25/26	1.325%	11,853,362	11,646,231
Series 2013-1 Class A2
04/26/32	1.325%	3,090,000	2,952,151

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Global SC Finance II SRL Series 2014-1A Class A2 (a)
07/17/29	3.090%	$4,320,083	$4,055,271
Henderson Receivables LLC Series 2014-2A Class A (a)
01/17/73	3.610%	3,446,499	3,441,442
Higher Education Funding I Series 2014-1 Class A (a)(b)
05/25/34	1.875%	2,800,100	2,693,340
Navient Student Loan Trust (a)(b)
Series 2016-2 Class A3
06/25/65	2.025%	7,950,000	8,181,503
Navient Student Loan Trust (b)
Series 2014-1 Class A3
06/25/31	1.034%	7,700,000	7,436,235
Series 2014-2 Class A
03/25/83	1.164%	7,706,285	7,450,887
Series 2014-3 Class A
03/25/83	1.144%	7,766,089	7,506,608
Series 2014-4 Class A
03/25/83	1.144%	5,753,677	5,500,334
Series 2015-2 Class A3
11/26/40	1.094%	10,890,000	10,587,346
Nelnet Student Loan Trust (a)(b)
Series 2012-5A Class A
10/27/36	1.125%	79,105	75,940
Series 2014-4A Class A2
11/25/43	1.475%	4,345,000	4,015,479
SLC Student Loan Trust Series 2006-1 Class B (b)
03/15/39	1.060%	562,837	456,878
SLM Student Loan Trust (a)(b)
Series 2003-11 Class A5
12/15/22	0.900%	947,923	943,872
Series 2004-5A Class A5
10/25/23	1.315%	4,572,427	4,566,591
Series 2004-8A Class A5
04/25/24	1.215%	4,283,356	4,279,350
Series 2009-3 Class A
01/25/45	1.274%	7,325,552	7,135,601
SLM Student Loan Trust (b)
Series 2003-14 Class A5
01/25/23	0.945%	1,113,413	1,108,498
Series 2005-4 Class A3
01/25/27	0.835%	9,060,890	8,890,213
Series 2007-3 Class A4
01/25/22	0.775%	13,250,000	12,359,372
Series 2007-6 Class A4
10/25/24	1.095%	8,332,541	8,201,661
Series 2007-7 Class B
10/27/70	1.465%	1,990,000	1,598,745
Series 2007-8 Class B
04/27/43	1.715%	2,602,645	2,251,372
Series 2008-4 Class A4
07/25/22	2.365%	2,881,665	2,890,316
Series 2008-5 Class B
07/25/29	2.565%	5,860,000	5,437,472
Series 2008-8 Class A4

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
04/25/23	2.215%	$2,925,000	$2,932,677
Series 2008-9 Class B
10/25/83	2.965%	5,775,000	5,578,776
Series 2012-3 Class A
12/26/25	1.174%	5,610,501	5,406,847
Wachovia Student Loan Trust Series 2006-1 Class A6 (a)(b)
04/25/40	0.885%	13,000,000	11,720,546
Total Asset-Backed Securities - Non-Agency (Cost: $182,439,581)			$177,327,202

Inflation-Indexed Bonds 3.0%
United States 3.0%
U.S. Treasury Inflation-Indexed Bond
07/15/25	0.375%	42,858,811	44,262,009
02/15/43	0.625%	6,259,266	6,275,922
02/15/44	1.375%	15,643,284	18,556,110
02/15/45	0.750%	24,444,805	25,196,165
Total			94,290,206
Total Inflation-Indexed Bonds (Cost: $91,980,193)			$94,290,206

U.S. Treasury Obligations 24.3%
U.S. Treasury
10/31/17	0.750%	243,380,000	243,534,960
12/31/17	1.000%	20,855,000	20,928,326
07/31/18	0.750%	63,590,000	63,572,640
07/31/21	1.125%	118,975,000	118,789,102
08/31/21	1.125%	45,865,000	45,818,401
09/30/21	1.125%	137,455,000	137,283,181
08/15/26	1.500%	31,135,000	30,832,150
08/15/46	2.250%	113,100,000	111,050,062
Total U.S. Treasury Obligations (Cost: $769,473,092)			$771,808,822

U.S. Government & Agency Obligations 0.7%
Federal Home Loan Banks
10/03/16	0.300%	7,990,000	7,989,803
Federal Home Loan Banks (b)
06/28/30	1.250%	12,735,000	12,738,808
Total U.S. Government & Agency Obligations (Cost: $20,701,877)			$20,728,611

Foreign Government Obligations(f) 0.8%
Brazil 0.1%
Brazilian Government International Bond
01/05/23	2.625%	1,700,000	1,572,500

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (f) (continued)
Colombia 0.1%
Colombia Government International Bond
01/28/26	4.500%	$1,500,000	$1,653,750

Croatia —%
Croatia Government International Bond (a)
07/14/20	6.625%	1,100,000	1,232,550

Hungary 0.1%
Magyar Export-Import Bank Zrt. (a)
01/30/20	4.000%	2,000,000	2,085,000

Kazakhstan —%
Kazakhstan Government International Bond (a)
07/21/25	5.125%	1,200,000	1,352,400

Lithuania —%
Republic of Lithuania (a)
02/11/20	7.375%	700,000	831,348

Mexico 0.1%
Mexico Government International Bond
01/21/21	3.500%	1,500,000	1,594,500

Peru 0.1%
Corporacion Financiera de Desarrollo SA (a)
07/15/19	3.250%	1,500,000	1,548,750

Philippines —%
Philippine Government International Bond
01/21/24	4.200%	1,350,000	1,536,265

Romania 0.1%
Romanian Government International Bond (a)
01/22/24	4.875%	1,800,000	2,057,774

Russian Federation 0.1%
Russian Foreign Bond - Eurobond (a)
09/16/23	4.875%	1,600,000	1,759,200

Serbia —%
Serbia International Bond (a)
02/25/20	4.875%	800,000	835,872

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (f) (continued)
South Africa —%
South Africa Government International Bond
01/17/24	4.665%	$1,000,000	$1,056,300

Sri Lanka —%
Sri Lanka Government International Bond (a)
07/27/21	6.250%	700,000	731,567

Turkey —%
Turkey Government International Bond
03/23/23	3.250%	1,600,000	1,504,000

Venezuela —%
Venezuela Government International Bond
09/15/27	9.250%	1,250,000	680,625

Virgin Islands 0.1%
Huarong Finance II Co., Ltd. (a)
01/16/25	5.500%	1,800,000	2,022,809
Total Foreign Government Obligations (Cost: $23,185,808)			$24,055,210

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.5%
New York 0.5%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/31	5.206%	2,400,000	2,934,912
Series 2010
10/01/24	5.047%	5,000,000	5,883,650
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds Build America Bonds Series 2010
08/01/37	5.508%	2,110,000	2,776,443
New York State Urban Development Corp. Revenue Bonds Taxable State Personal Income Tax Series 2013
03/15/22	3.200%	4,375,000	4,658,719
Total			16,253,724
Total Municipal Bonds (Cost: $15,209,062)			$16,253,724

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.4%
Electric —%
Texas Competitive Electric Holdings Co. LLC (b)(g)
Term Loan
10/31/17	5.000%	$557,786	$561,768
Tranche C Term Loan
10/31/17	5.000%	127,214	128,123
Total			689,891

Environmental —%
STI Infrastructure SARL Term Loan (b)(g)
08/22/20	6.250%	658,149	547,909

Finance Companies 0.1%
Delos Finance SARL Term Loan (b)(g)
03/06/21	3.588%	1,500,000	1,510,005

Gaming —%
Twin River Management Group, Inc. Term Loan (b)(g)
07/10/20	5.250%	1,296,032	1,302,836

Independent Energy 0.1%
EMG Utica LLC Term Loan (b)(g)
03/27/20	4.750%	1,044,650	1,022,451
MEG Energy Corp. Term Loan (b)(g)
03/31/20	3.750%	1,465,398	1,364,037
Total			2,386,488

Midstream 0.1%
Power Buyer LLC 1st Lien Term Loan (b)(g)
05/06/20	4.250%	1,467,629	1,462,125

Oil Field Services —%
Drillships Ocean Ventures, Inc. Term Loan (b)(g)
07/25/21	5.500%	1,470,000	1,012,830

Packaging —%
Reynolds Group Holdings, Inc. Term Loan (b)(g)
02/05/23	4.250%	1,100,000	1,103,091

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Transportation Services —%
OSG International, Inc. Term Loan (b)(g)
08/05/19	5.750%	$1,239,715	$1,236,616

Wirelines 0.1%
Level 3 Financing, Inc. Tranche B3 Term Loan (b)(g)
08/01/19	4.000%	1,500,000	1,505,625
Total Senior Loans (Cost: $13,430,667)			$12,757,416

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 2.5%
UNITED STATES 2.5%
U.S. Treasury Bills
01/12/17	0.260%	19,660,000	19,645,609
01/19/17	0.260%	25,085,000	25,065,158
02/23/17	0.350%	33,060,000	33,013,881
U.S. Treasury Bills (h)
12/08/16	0.180%	1,590,000	1,589,469
Total			79,314,117
Total Treasury Bills (Cost: $79,297,035)			$79,314,117

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term 0.2%
CALIFORNIA 0.2%
University of California Revenue Bonds Taxable Series 2011Y-1 (b)
07/01/41	0.990%	$6,575,000	$6,576,381
Total Municipal Short Term (Cost: $6,575,190)			$6,576,381

		Shares	Value

Money Market Funds 9.6%
Columbia Short-Term Cash Fund, 0.382% (i)(j)		305,883,278	$305,883,278
Total Money Market Funds (Cost: $305,883,278)			$305,883,278
Total Investments (Cost: $3,402,285,615) (k)			$3,441,713,657(l)
Other Assets & Liabilities, Net			(262,970,088)
Net Assets			$3,178,743,569

At September 30, 2016, securities totaling $1,584,477 were pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 2-Year Note	522	USD	114,040,688	12/2016	—	(8,591)
U.S. Treasury 5-Year Note	1,525	USD	185,311,328	12/2016	—	(169,100)
Total			299,352,016		—	(177,691)

Notes to Portfolio of Investments
(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2016, the value of these securities amounted to $306,811,765 or 9.65% of net assets.

(b)	Variable rate security.
(c)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.
(f)	Principal and interest may not be guaranteed by the government.

(g)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	307,664,818	1,705,935,924	(1,707,717,464)	305,883,278	961,112	305,883,278

(j)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(k)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $3,402,286,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$55,474,000
Unrealized Depreciation	(16,046,000)
Net Unrealized Appreciation	$39,428,000

(l)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	643,613,303	—	643,613,303
Residential Mortgage-Backed Securities - Agency	—	856,897,935	—	856,897,935
Residential Mortgage-Backed Securities - Non-Agency	—	232,629,693	7,648,749	240,278,442
Commercial Mortgage-Backed Securities - Agency	—	147,123,611	—	147,123,611
Commercial Mortgage-Backed Securities - Non-Agency	—	44,805,399	—	44,805,399
Asset-Backed Securities - Non-Agency	—	177,327,202	—	177,327,202
Inflation-Indexed Bonds	—	94,290,206	—	94,290,206
U.S. Treasury Obligations	634,525,641	137,283,181	—	771,808,822
U.S. Government & Agency Obligations	—	20,728,611	—	20,728,611
Foreign Government Obligations	—	24,055,210	—	24,055,210
Municipal Bonds	—	16,253,724	—	16,253,724
Senior Loans	—	11,295,291	1,462,125	12,757,416
Treasury Bills	21,235,078	58,079,039	—	79,314,117
Municipal Short Term	—	6,576,381	—	6,576,381
Investments measured at net asset value
Money Market Funds	—	—	—	305,883,278
Total Investments	655,760,719	2,470,958,786	9,110,874	3,441,713,657
Derivatives
Liabilities
Futures Contracts	(177,691)	—	—	(177,691)
Total	655,583,028	2,470,958,786	9,110,874	3,441,535,966

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans and residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, Management concluded that the market input(s) were generally unobservable.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
1,992,536	1,435,294	1,435,294	1,992,536

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Victory Sycamore Established Value Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.3%
CONSUMER DISCRETIONARY 7.3%
Household Durables 1.4%
NVR, Inc. (a)	3,720	$6,100,316
Media 4.2%
CBS Corp., Class B Non Voting	120,000	6,568,800
Interpublic Group of Companies, Inc. (The)	190,100	4,248,735
TEGNA, Inc.	323,400	7,069,524
Total		17,887,059
Specialty Retail 1.7%
Tiffany & Co.	96,300	6,994,269
TOTAL CONSUMER DISCRETIONARY		30,981,644
CONSUMER STAPLES 6.0%
Food & Staples Retailing 2.1%
SYSCO Corp.	68,500	3,357,185
Whole Foods Market, Inc.	194,100	5,502,735
Total		8,859,920
Food Products 3.9%
Archer-Daniels-Midland Co.	234,900	9,905,733
Ingredion, Inc.	25,500	3,393,030
Kellogg Co.	47,000	3,641,090
Total		16,939,853
TOTAL CONSUMER STAPLES		25,799,773
ENERGY 7.9%
Energy Equipment & Services 1.8%
Superior Energy Services, Inc.	440,100	7,877,790
Oil, Gas & Consumable Fuels 6.1%
Cimarex Energy Co.	46,300	6,221,331
Devon Energy Corp.	143,200	6,316,552
Energen Corp.	110,790	6,394,799
PDC Energy, Inc. (a)	105,600	7,081,536
Total		26,014,218
TOTAL ENERGY		33,892,008
FINANCIALS 13.6%
Banks 3.9%
Citizens Financial Group, Inc.	292,240	7,221,251
SunTrust Banks, Inc.	210,389	9,215,038
Total		16,436,289

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets 1.0%
Invesco Ltd.	140,550	$4,394,998
Insurance 8.7%
Aflac, Inc.	113,100	8,128,497
Alleghany Corp. (a)	15,350	8,059,057
American Financial Group, Inc.	57,900	4,342,500
Markel Corp. (a)	3,780	3,510,751
Marsh & McLennan Companies, Inc.	70,460	4,738,435
Old Republic International Corp.	63,800	1,124,156
WR Berkley Corp.	128,100	7,399,056
Total		37,302,452
TOTAL FINANCIALS		58,133,739
HEALTH CARE 11.1%
Health Care Equipment & Supplies 2.2%
CR Bard, Inc.	19,200	4,306,176
DENTSPLY SIRONA, Inc.	88,320	5,248,858
Total		9,555,034
Health Care Providers & Services 5.8%
Cardinal Health, Inc.	114,400	8,888,880
Mednax, Inc. (a)	93,300	6,181,125
Quest Diagnostics, Inc.	115,400	9,766,302
Total		24,836,307
Life Sciences Tools & Services 3.1%
Agilent Technologies, Inc.	149,000	7,016,410
PerkinElmer, Inc.	111,430	6,252,337
Total		13,268,747
TOTAL HEALTH CARE		47,660,088
INDUSTRIALS 15.8%
Building Products 1.3%
Owens Corning	102,840	5,490,628
Commercial Services & Supplies 1.2%
Republic Services, Inc.	99,960	5,042,982
Construction & Engineering 2.7%
Jacobs Engineering Group, Inc. (a)	117,700	6,087,444
Quanta Services, Inc. (a)	197,700	5,533,623
Total		11,621,067
Electrical Equipment 2.9%
Hubbell, Inc.	57,540	6,199,360

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment (continued)
Rockwell Automation, Inc.	50,945	$6,232,611
Total		12,431,971
Machinery 6.0%
Ingersoll-Rand PLC	117,800	8,003,332
Nordson Corp.	21,800	2,171,934
Parker-Hannifin Corp.	77,570	9,737,362
Xylem, Inc.	109,380	5,736,981
Total		25,649,609
Road & Rail 1.7%
Old Dominion Freight Line, Inc. (a)	110,300	7,567,683
TOTAL INDUSTRIALS		67,803,940
INFORMATION TECHNOLOGY 18.2%
Communications Equipment 1.3%
Motorola Solutions, Inc.	74,200	5,659,976
Electronic Equipment, Instruments & Components 5.5%
Avnet, Inc.	95,950	3,939,707
Flex Ltd. (a)	435,900	5,936,958
FLIR Systems, Inc.	202,000	6,346,840
Keysight Technologies, Inc. (a)	233,320	7,393,911
Total		23,617,416
IT Services 5.0%
Booz Allen Hamilton Holdings Corp.	213,850	6,759,798
Computer Sciences Corp.	81,500	4,255,115
Fidelity National Information Services, Inc.	81,060	6,244,052
MAXIMUS, Inc.	73,900	4,179,784
Total		21,438,749
Semiconductors & Semiconductor Equipment 3.5%
KLA-Tencor Corp.	91,470	6,376,373
ON Semiconductor Corp. (a)	513,740	6,329,277
Skyworks Solutions, Inc.	28,400	2,162,376
Total		14,868,026
Software 1.2%
Synopsys, Inc. (a)	81,190	4,818,627
Technology Hardware, Storage & Peripherals 1.7%
Hewlett Packard Enterprise Co.	323,300	7,355,075
TOTAL INFORMATION TECHNOLOGY		77,757,869

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 9.2%
Chemicals 3.2%
Agrium, Inc.	55,700	$5,051,433
International Flavors & Fragrances, Inc.	22,450	3,209,677
Scotts Miracle-Gro Co., Class A	62,600	5,212,702
Total		13,473,812
Containers & Packaging 4.8%
AptarGroup, Inc.	97,350	7,535,863
Avery Dennison Corp.	52,730	4,101,867
Crown Holdings, Inc. (a)	158,200	9,031,638
Total		20,669,368
Metals & Mining 1.2%
Reliance Steel & Aluminum Co.	73,272	5,277,782
TOTAL MATERIALS		39,420,962
REAL ESTATE 1.9%
Equity Real Estate Investment Trusts (REITs) 1.9%
DDR Corp.	310,250	5,407,657
National Retail Properties, Inc.	55,900	2,842,515
Total		8,250,172
TOTAL REAL ESTATE		8,250,172
UTILITIES 5.3%
Electric Utilities 2.7%
Alliant Energy Corp.	155,980	5,975,594
Xcel Energy, Inc.	135,982	5,594,299
Total		11,569,893
Gas Utilities 1.1%
Atmos Energy Corp.	63,450	4,725,122
Multi-Utilities 1.5%
DTE Energy Co.	66,130	6,194,397
TOTAL UTILITIES		22,489,412
Total Common Stocks (Cost: $369,884,552)		$412,189,607

	Shares	Value
Money Market Funds 4.0%
Columbia Short-Term Cash Fund, 0.382% (b)(c)	17,310,150	$17,310,150
Total Money Market Funds (Cost: $17,310,150)		$17,310,150

Total Investments
(Cost: $387,194,702)	$429,499,757(d	)
Other Assets & Liabilities, Net	(1,186,402)
Net Assets	$428,313,355

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,353,199	143,006,160	(135,049,209)	17,310,150	52,810	17,310,150

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	30,981,644	—	—	30,981,644
Consumer Staples	25,799,773	—	—	25,799,773
Energy	33,892,008	—	—	33,892,008
Financials	58,133,739	—	—	58,133,739
Health Care	47,660,088	—	—	47,660,088
Industrials	67,803,940	—	—	67,803,940
Information Technology	77,757,869	—	—	77,757,869
Materials	39,420,962	—	—	39,420,962
Real Estate	8,250,172	—	—	8,250,172
Utilities	22,489,412	—	—	22,489,412
Total Common Stocks	412,189,607	—	—	412,189,607
Investments measured at net asset value
Money Market Funds	—	—	—	17,310,150
Total Investments	412,189,607	—	—	429,499,757

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Wells Fargo Short Duration Government Fund

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 56.5%
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities Series T-11 Class A8
01/25/28	6.500%	$1,406,666	$1,600,689
Federal Home Loan Mortgage Corp.
08/01/18-09/01/45	4.500%	54,323,485	57,200,820
11/01/29-06/01/32	3.500%	15,717,962	16,817,238
02/01/26-04/01/32	4.000%	4,405,935	4,767,533
05/01/41	5.500%	682,818	781,091
CMO Series 302 Class 350
02/15/28	3.500%	3,198,175	3,387,610
CMO Series 3272 Class PA
02/15/37	6.000%	2,076,299	2,378,999
CMO Series 3574 Class D
09/15/39	5.000%	2,180,836	2,429,411
CMO Series 4248
06/15/42	3.500%	11,288,127	11,775,235
CMO Series 4266 Class GA
10/15/30	3.000%	1,031,097	1,065,873
CMO Series 4297 Class CA
12/15/30	3.000%	1,169,542	1,207,115
CMO Series 4382 Class AB
07/15/40	3.000%	1,761,594	1,793,337
CMO Series 4425 Class LA
07/15/39	4.000%	9,297,855	9,797,356
CMO Series 4563 Class A
10/15/40	3.000%	7,557,948	7,793,107
Federal Home Loan Mortgage Corp. (a)
03/01/40	2.712%	4,517,979	4,759,156
01/01/41	2.814%	4,007,107	4,200,283
08/01/41	2.658%	6,247,755	6,544,199
11/01/41	2.433%	2,398,735	2,483,734
12/01/41	2.798%	5,524,693	5,741,929
07/01/42	3.136%	2,478,704	2,596,885
01/01/43	2.174%	4,014,761	4,127,107
03/01/43	2.293%	7,620,711	7,838,334
12/01/43	3.024%	6,631,747	6,905,775
05/01/44	2.918%	1,197,028	1,238,801
07/01/44	2.732%	8,087,091	8,339,352
07/01/44	2.876%	7,144,232	7,426,111
07/01/44	2.915%	4,137,195	4,288,420
07/01/44	2.973%	10,208,830	10,611,310
11/01/44	2.724%	2,152,876	2,230,720
05/01/45	2.813%	4,660,873	4,838,684
06/01/45	2.608%	10,310,543	10,614,605
Federal National Mortgage Association
01/01/20-10/01/26	4.500%	101,690,082	105,599,846
01/01/20-08/01/30	5.000%	9,618,389	10,122,794
03/01/26-04/01/32	4.000%	14,893,822	16,002,743
11/01/29-03/01/33	3.500%	100,972,066	107,904,642

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
06/01/40- 08/01/41	5.500%	$2,400,876	$2,748,864
CMO Series 1993-201 Class L
10/25/23	6.500%	805,738	910,208
CMO Series 2005-91
10/25/20	4.500%	2,848,786	2,919,192
CMO Series 2006-4 Class MD
03/25/35	6.000%	468,397	481,988
CMO Series 2009-20 Class DT
04/25/39	4.500%	4,445,697	4,900,595
CMO Series 2010-71 Class HJ
07/25/40	5.500%	2,019,086	2,265,851
CMO Series 2010-98 Class EA
09/25/30	4.000%	2,497,558	2,695,435
CMO Series 2011-46 Class BA
04/25/37	4.000%	2,707,362	2,772,811
CMO Series 2012-28 Class PT
03/25/42	4.000%	3,715,410	3,992,590
CMO Series 2013-103 Class H
03/25/38	4.500%	8,619,160	9,325,865
Federal National Mortgage Association (a)
05/01/38	2.891%	3,181,082	3,383,088
07/01/40	2.870%	5,858,715	6,178,410
12/01/40	2.927%	8,812,835	9,260,686
03/01/41	3.485%	1,361,400	1,424,894
11/01/41	2.910%	8,037,722	8,489,807
12/01/41	2.614%	4,056,630	4,204,939
12/01/41	3.517%	10,353,747	10,869,366
03/01/42	3.143%	10,787,721	11,381,082
05/01/42	2.313%	8,012,931	8,268,956
05/01/42	2.767%	13,532,269	14,252,247
06/01/43	2.134%	4,362,527	4,475,839
08/01/43	2.265%	4,460,826	4,590,452
10/01/43	2.324%	4,306,501	4,436,784
12/01/43	3.205%	1,811,473	1,885,923
06/01/44	2.940%	2,865,522	2,973,680
11/01/44	2.739%	7,143,630	7,411,935
01/01/45	2.684%	10,577,194	10,938,864
02/01/45	2.791%	8,810,819	9,144,338
Federal National Mortgage Association (b)
07/01/27	3.500%	15,263,245	16,201,191
Government National Mortgage Association CMO Series 2016-112 Class AW (a)
12/20/40	7.143%	4,504,747	5,401,027
Total Residential Mortgage-Backed Securities - Agency (Cost: $634,463,615)			$635,397,751

Commercial Mortgage-Backed Securities - Agency 3.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K017 Class A1
12/25/20	1.891%	2,687,203	2,712,207
Federal National Mortgage Association
Series 2011-M2 Class A1

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
04/25/21	2.019%	$2,089,409	$2,102,050
Federal National Mortgage Association (a)
Series 2015-M10 Class FA
03/25/19	0.758%	6,134,554	6,137,925
Series 2015-M4 Class FA
09/25/18	0.716%	18,196,710	18,195,379
Series 2015-M8 Class FA
11/25/18	0.675%	5,994,369	5,986,065
Total Commercial Mortgage-Backed Securities - Agency (Cost: $35,128,681)			$35,133,626

Commercial Mortgage-Backed Securities - Non-Agency 3.8%
Commercial Mortgage Trust
Series 2012-LC4 Class A2
12/10/44	2.256%	1,522,199	1,524,233
Series 2012-LC4 Class A3
12/10/44	3.069%	17,033,000	17,486,468
Series 2013-CR6 Class A1
03/10/46	0.719%	1,541,425	1,534,520
DBUBS Mortgage Trust Series 2011-LC2A Class A1 (c)
07/10/44	3.527%	401,622	418,017
GS Mortgage Securities Corp. Trust Series 2010-C2 Class A1 (c)
12/10/43	3.849%	1,253,071	1,311,096
GS Mortgage Securities Trust
Series 2012-GCJ7 Class AAB
05/10/45	2.935%	1,846,000	1,900,890
GS Mortgage Securities Trust (c)
Series 2010-C1 Class A1
08/10/43	3.679%	2,743,395	2,840,045
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 Class A1
02/15/47	1.254%	1,021,791	1,021,187
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX Class A3
06/15/45	3.139%	2,575,342	2,637,360
JPMorgan Chase Commercial Mortgage Securities Trust (c)
Series 2010-C1 Class A2
06/15/43	4.608%	3,508,173	3,706,936
Series 2010-C2 Class A2
11/15/43	3.616%	3,158,668	3,218,067
Series 2010-CNTR Class A1
08/05/32	3.300%	1,478,447	1,519,031
Series 2011-C3 Class A2
02/15/46	3.673%	52,675	52,654
Series 2011-C4 Class A3
07/15/46	4.106%	1,223,996	1,272,096
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class A2
11/15/45	1.868%	423,256	424,979

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Morgan Stanley Capital I Trust Series 2011-C2 Class A3 (c)
06/15/44	4.210%	$1,251,000	$1,307,845
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $42,792,520)			$42,175,424

Asset-Backed Securities - Non-Agency 16.2%
AmeriCredit Automobile Receivables Trust Series 2016-3 Class A2A
11/08/19	1.370%	6,473,000	6,467,490
Avis Budget Rental Car Funding AESOP LLC (c)
Series 2013-1A Class A
09/20/19	1.920%	4,197,000	4,195,940
Series 2014-1A Class A
07/20/20	2.460%	7,249,000	7,322,514
California Republic Auto Receivables Trust
Series 2015-1 Class A4
09/15/20	1.820%	3,801,000	3,820,558
Series 2016-1 Class A4
10/15/21	2.240%	5,570,000	5,643,196
Series 2016-2 Class A3
07/15/20	1.560%	8,819,000	8,825,069
California Republic Auto Receivables Trust (c)
Series 2015-4 Class A3
01/15/20	2.040%	4,948,000	4,998,246
Capital Auto Receivables Asset Trust
Series 2016-1 Class A4
10/20/20	1.980%	5,580,000	5,606,357
Series 2016-2 Class A4
01/20/21	1.630%	3,242,000	3,245,571
Series 2016-3 Class A3
08/20/20	1.540%	3,259,000	3,259,746
Chrysler Capital Auto Receivables Trust Series 2016-AA Class A4 (c)
01/18/22	1.960%	6,822,000	6,856,710
Ford Credit Auto Owner Trust Series 2014-2 Class A (c)
04/15/26	2.310%	6,725,000	6,875,507
Ford Credit Floorplan Master Owner Trust A Series 2016-3 Class A1
07/15/21	1.550%	7,641,000	7,642,492
Hertz Vehicle Financing II LP Series 2015-1A Class A (c)
03/25/21	2.730%	3,635,000	3,683,674
Hertz Vehicle Financing LLC (c)
Series 2013-1A Class A2
08/25/19	1.830%	3,227,000	3,216,410
Series 2016-3A Class A
07/25/20	2.270%	8,853,000	8,866,216
Navient Private Education Loan Trust Series 2014-CTA Class A (a)(c)
09/16/24	1.224%	8,841,229	8,817,090

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Nelnet Student Loan Trust (a)
Series 2004-4 Class A5
01/25/37	0.875%	$5,998,452	$5,789,948
Series 2006-1 Class A5
08/23/27	0.927%	2,798,771	2,749,919
SLC Student Loan Trust (a)
Series 2007-2 Class A2
05/15/28	1.217%	1,406,237	1,394,151
Series 2010-1 Class A
11/25/42	1.700%	2,684,140	2,697,003
SLM Private Education Loan Trust (a)(c)
Series 2010-A Class 1A
05/16/44	3.450%	2,264,369	2,319,369
Series 2010-A Class 2A
05/16/44	3.774%	6,408,334	6,693,598
Series 2011-C Class A2A
10/17/44	3.774%	2,779,273	2,892,288
Series 2014-A Class A2B
01/15/26	1.674%	4,666,000	4,695,889
SLM Private Education Loan Trust (c)
Series 2011-C Class A2B
10/17/44	4.540%	2,016,384	2,119,251
Series 2012-A Class A2
01/17/45	3.830%	680,000	703,634
Series 2012-E Class A2A
06/15/45	2.090%	3,016,000	3,039,354
Series 2014-A Class A2A
01/15/26	2.590%	2,811,000	2,845,789
SLM Student Loan Trust (a)
Series 2005-6 Class A5A
07/27/26	0.825%	1,409,797	1,398,517
Series 2005-6 Class A5B
07/27/26	1.915%	1,800,456	1,809,277
Series 2005-8 Class A4
01/25/28	1.465%	2,839,000	2,830,634
Santander Drive Auto Receivables Trust Series 2016-2 Class A3
05/15/20	1.560%	12,145,000	12,124,681
SoFi Professional Loan Program LLC (a)(c)
Series 2016-C Class A1
10/25/36	1.570%	4,507,526	4,507,539
Series 2016-D Class A1
01/25/39	1.600%	9,455,000	9,455,000

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
TCF Auto Receivables Owner Trust (c)
Series 2015-1A Class A4
11/16/20	1.960%	$7,308,000	$7,361,831
Series 2016-1A Class A3
04/15/21	1.710%	3,258,000	3,257,963
Verizon Owner Trust Series 2016-1A Class A (c)
01/20/21	1.420%	1,425,000	1,427,676
Total Asset-Backed Securities - Non-Agency (Cost: $181,194,414)			$181,456,097

U.S. Treasury Obligations 22.6%
U.S. Treasury
06/15/19	0.875%	49,095,000	49,110,342
08/15/19	0.750%	44,567,000	44,412,041
09/15/19	0.875%	160,042,000	160,035,758
Total U.S. Treasury Obligations (Cost: $253,672,752)			$253,558,141

U.S. Government & Agency Obligations 1.6%
Federal Home Loan Banks
11/23/16	0.625%	18,000,000	18,007,473
Total U.S. Government & Agency Obligations (Cost: $18,003,181)			$18,007,473

	Shares	Value

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.382% (d)(e)	23,807,617	$23,807,617
Total Money Market Funds (Cost: $23,807,617)		$23,807,617
Total Investments
(Cost: $1,189,062,780) (f)		$1,189,536,129(g	)
Other Assets & Liabilities, Net		(65,889,571)
Net Assets		$1,123,646,558

At September 30, 2016, cash totaling $385,000 was pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 2-Year Note	1,046	USD	228,518,313	12/2016	44,189	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 5-Year Note	(827)	USD	(100,493,422)	12/2016	—	(79,972)

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At September 30, 2016, the value of these securities amounted to $121,797,275 or 10.84% of net assets.

(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,287,901	992,229,712	(981,709,996)	23,807,617	94,125	23,807,617

(e)	The rate shown is the seven-day current annualized yield at September 30, 2016.
(f)

At September 30, 2016, the cost of securities for federal income tax purposes was approximately $1,189,063,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,876,000
Unrealized Depreciation	(2,403,000)
Net Unrealized Appreciation	$473,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Residential Mortgage-Backed Securities - Agency	—	635,397,751	—	635,397,751
Commercial Mortgage-Backed Securities - Agency	—	35,133,626	—	35,133,626
Commercial Mortgage-Backed Securities - Non-Agency	—	42,175,424	—	42,175,424
Asset-Backed Securities - Non-Agency	—	181,456,097	—	181,456,097
U.S. Treasury Obligations	253,558,141	—	—	253,558,141
U.S. Government & Agency Obligations	—	18,007,473	—	18,007,473
Investments measured at net asset value
Money Market Funds	—	—	—	23,807,617
Total Investments	253,558,141	912,170,371	—	1,189,536,129
Derivatives
Assets
Futures Contracts	44,189	—	—	44,189
Liabilities
Futures Contracts	(79,972)	—	—	(79,972)
Total	253,522,358	912,170,371	—	1,189,500,346

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 21, 2016